As filed with the Securities and Exchange Commission on September 15, 2004

                          Registration No. 333-________

===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
-------------------------------------------------------------------------------

                                    FORM N-14

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
                                  Pre-Effective Amendment No. ___           |_|
                                  Post-Effective Amendment No. ___          |_|
                             (Check appropriate box or boxes)
                               ------------------------

                Exact Name of Registrant as Specified in Charter:

                             WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

           Address of Principal Executive Offices, including Zip Code:
                                525 Market Street
                         San Francisco, California 94163
                           --------------------------

                     Name and Address of Agent for Service:

                                C. David Messman
                      c/o Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                         San Francisco, California 94105

                                 With copies to:

                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                                   Suite 5500
                             Washington, D.C. 20006
                           --------------------------

It is proposed that this filing will become automatically effective on October 15, 2004 pursuant to Rule 488.



No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                             WELLS FARGO FUNDS TRUST
                              CROSS-REFERENCE SHEET

                           ITEMS REQUIRED BY FORM N-14

NOTICE OF SPECIAL MEETING

PART A

ITEM NO.        PROSPECTUS CAPTION
--------        ------------------

      1         Cover Page
                Cross-Reference Sheet
                Front Cover Page of Combined Prospectus/Proxy Statement

      2         Table of Contents

      3         Introduction

      4         Summary
                Terms of the Reorganization
                Board Consideration of the Reorganization
                Material U.S. Federal Income Tax Consequences of the Reorganization
                Existing and Pro Forma Capitalizations

      5         Summary
                Terms of the Terminating Strong Advisory Agreement and the Interim Agreement

      6         Summary
                Terms of the Terminating Reaves Sub-advisory Agreement, Scarborough Sub-advisory Agreement, Sloate Sub-advisory Agreement and Interim Sub-advisory Agreement

      7         Information on Voting

      8         Not Applicable

      9         Not Applicable


PART B

                 STATEMENT OF ADDITIONAL
ITEM NO.         INFORMATION CAPTION
-------        --------------------------
          10   Cover Page

          11   Table of Contents

          12 Incorporation of Documents by Reference in Statement of Additional Information Wells Fargo Trust Equity Funds Statement of Additional Information dated [OCTOBER 15, 2004]
               Wells Fargo Trust Income Funds Statement of Additional Information dated [OCTOBER 15, 2004]
               Wells Fargo Trust Municipal Bond Fund Statement of Additional Information dated [OCTOBER 15, 2004]
               Wells Fargo Trust Equity and Income Funds Statement of Additional Information dated [OCTOBER 15, 2004]

          13   Incorporation   of   Documents   by  Reference  in  Statement  of
               Additional Information

          14   Incorporation   of   Documents   by  Reference  in  Statement  of
               Additional   Information   Pro-Forma  Financial   Statements  and
               Schedules

    PART C

ITEM NOS.
---------
15-17 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement


THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

1. From Post-Effective Amendment No. 29 of Strong Common Stock Fund, Inc., filed April 30, 2004, (SEC File No. 33-25399; 811-5687): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund, and Strong Advisor Technology Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund, and Strong Advisor Technology Fund.

2. From Post-Effective Amendment No. 36 of Strong Conservative Equity Funds, Inc. filed April 30, 2004, (SEC File No. 33-61358, 811-7656): the
     Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004 for Strong Advisor U.S. Value Fund, and July 15, 2004, for the Strong Blue Chip Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor U.S. Value Fund and Strong Blue Chip Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor U.S. Value Fund and Strong Blue Chip Fund.

3. From Post-Effective Amendment No. 60 of Strong Equity Funds, Inc. filed April 30, 2004, (SEC File No. 33-70764, 811-8100): the Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004 for the Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, and Strong Advisor Utilities and Energy Fund, and July 15, 2004, for the Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund.

4. From Post-Effective Amendment No. 40 of Strong Equity Funds II, Inc., filed April 30, 2004 (SEC File No. 2-99752; 811-4384): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on July 15, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Multi Cap Value Fund and Strong Strategic Value Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Multi Cap Value Fund and Strong Strategic Value Fund.

5. From Post-Effective Amendment No. 43 of Strong Income Funds, Inc. filed February 25, 2004, (SEC File No. 33-37435, 811-6195): the Prospectus dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Municipal Bond Fund and Strong Corporate Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Municipal Bond Fund and Strong Corporate Income Fund.

6. From Post-Effective Amendment No. 27 of Strong Income Funds II, Inc. filed February 25, 2004, (SEC File No. 33-61545, 811-7335): the Prospectus dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Bond Fund.

7. From Post-Effective Amendment No. 32 of Strong International Equity Funds, Inc. filed April 30, 2004, (SEC File No. 33-45108, 811-6524): the
     Prospectus dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor International Core Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor International Core Fund.

8. From Post-Effective Amendment No. 32 of Strong Municipal Bond Fund, Inc. filed February 25, 2004, (SEC File No. 33-7604, 811-4769): the Prospectuses dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Municipal Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Municipal Bond Fund.

9. From Post-Effective Amendment No. 40 of Strong Opportunity Fund, Inc. filed April 30, 2004, (SEC File No. 33-1932, 811-3793): the Prospectuses dated May 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Select Fund and Strong Advisor U.S. Small/Mid Cap Growth Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor Select Fund and Strong Advisor U.S. Small/Mid Cap Growth Fund.

10. From Post-Effective Amendment No. 23 of Strong Short-Term Global Bond Fund, Inc. filed February 25, 2004, (SEC File No. 33-74580, 811-8320): the
     Prospectus dated March 1, 2004, as supplemented on May 21, 2004, and [SEPTEMBER__, 2004], and SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund.

11. From Post-Effective Amendment No. 69 of Wells Fargo Funds Trust filed January 30, 2004, (SEC File No. 333-74295, 811-09253): the Prospectuses dated February 1, 2004, as supplemented on April 19, 2004, August 1, 2004 and [SEPTEMBER ___, 2004], and Statement of Additional Information dated February 1, 2004, as supplemented August 1, 2004 for the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund, contained in the Annual Report for the fiscal year ended June 30, 2003 and the period ended September 30, 2003, as filed with the SEC on August 5, 2003 and December 1, 2003, respectively. Unaudited financial report statements of the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund, dated as of March 31, 2004.

12. From Post-Effective Amendment No. 66 of Wells Fargo Funds Trust filed October 1, 2004, (SEC File No. 333-74295, 811-09253): the Prospectuses dated October 1, 2004, as supplemented on January 1, 2004, July 2, 2004, August 31, 2004 and [SEPTEMBER ___, 2004], and Statement of Additional Information dated October 1, 2004 for the Wells Fargo Montgomery Total Return Bond Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Montgomery Total Return Bond Fund, contained in the Annual Report for the fiscal year ended June 30, 2003 and the Period ended May 31, 2004, as filed with the SEC on August 5, 2003 and August 9, 2004, respectively. Unaudited financial report statements of the Wells Fargo Montgomery Total Return Bond Fund, dated as of November 30, 2003.

13. From Post-Effective Amendment No. 69 of Wells Fargo Funds Trust filed January 30, 2004, (SEC File No. 333-74295, 811-09253): the Prospectuses dated February 1, 2004, as supplemented on April 19, 2004, August 1, 2004 and [SEPTEMBER ___, 2004], and Statement of Additional Information dated February 1, 2004, as supplemented August 1, 2004 for the Wells Fargo Equity Income Fund, Large Company Growth Fund and Specialized Technology Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Equity Income Fund, Large Company Growth and Specialized Technology Fund, contained in the Annual Report for the fiscal year ended September 30, 2003, as filed with the SEC on December 1, 2003. Unaudited financial report statements of the Wells Fargo Equity Income Fund and Specialized Technology Fund, dated as of March 31, 2004.

                                THE STRONG FUNDS

Strong Advisor Bond Fund                               Strong Advisor Technology Fund
Strong Advisor Common Stock Fund                       Strong Advisor Utilities and Energy Fund
Strong Advisor Endeavor Large Cap Fund                 Strong Advisor U.S. Small/Mid Cap Growth Fund
Strong Advisor Focus Fund                              Strong Advisor U.S. Value Fund
Strong Advisor International Core Fund                 Strong Blue Chip Fund
Strong Advisor Large Company Core Fund                 Strong Corporate Income Fund
Strong Advisor Mid Cap Growth Fund                     Strong Multi Cap Value Fund
Strong Advisor Municipal Bond Fund                     Strong Municipal Bond Fund
Strong Advisor Short Duration Bond Fund                Strong Strategic Value Fund
Strong Advisor Select Fund                             Strong Technology 100 Fund
Strong Advisor Small Cap Value Fund                    Strong U.S. Emerging Growth Fund
Strong Advisor Strategic Income Fund                   Strong Value Fund


                              100 HERITAGE RESERVE
                        MENOMONEE FALLS, WISCONSIN 53051

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         SCHEDULED FOR DECEMBER 10, 2004

 To the Shareholders of the Strong Funds:

     A special meeting of shareholders of each of the Strong Funds listed above will be held on Friday, December 10, 2004, at 9:00 a.m. (Central Time) at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051 ("Meeting"). At the Meeting, shareholders will be asked to consider and act upon the Proposals set forth below and to transact such other business as may properly come before the Meeting. The table below lists each Proposal on which shareholders will be asked to vote and identifies shareholders entitled to vote on each Proposal:

                          PROPOSAL                                           SHAREHOLDERS ENTITLED TO VOTE

Proposal 1:  Approval of an Agreement and Plan of             Shareholders of each Strong Fund with respect to the
Reorganization, under which substantially all of the assets   applicable reorganization shown below.
of each Strong Fund will be transferred to a corresponding
Wells Fargo Fund as listed below.


STRONG FUND PROPOSED TO BE REORGANIZED INTO THIS              WELLS FARGO ("WF") FUND
Strong Advisor Bond Fund                                      WF Montgomery Total Return Bond Fund
Strong Advisor Common Stock Fund                              WF Common Stock Fund (New)
Strong Advisor Endeavor Large Cap Fund                        WF Endeavor Large Cap (New)
Strong Advisor Focus Fund                                     WF Large Company Growth Fund
Strong Advisor International Core Fund                        WF International Core Fund (New)
Strong Advisor Large Company Core Fund                        WF Large Company Core Fund (New)
Strong Advisor Mid Cap Growth Fund                            WF Montgomery Mid Cap Growth Fund
Strong Advisor Municipal Bond Fund                            WF Municipal Bond Fund (New)
Strong Advisor Short Duration Bond Fund                       WF Ultra-Short Duration Bond Fund (New)
Strong Advisor Select Fund                                    WF Endeavor Select Fund (New)
Strong Advisor Small Cap Value Fund                           WF Small Cap Value Fund (New)
Strong Advisor Strategic Income Fund                          [WF STRATEGIC INCOME FUND] (New)
Strong Advisor Technology Fund                                WF Specialized Technology Fund
Strong Advisor Utilities and Energy Fund                      WF Equity Income Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund                 WF Montgomery Small Cap Fund
Strong Advisor U.S. Value Fund                                WF U.S. Value Fund (New)
Strong Blue Chip Fund                                         WF Large Company Growth Fund
Strong Corporate Income Fund                                  WF Montgomery Total Return Bond Fund
Strong Multi Cap Value Fund                                   WF Small Cap Value Fund (New)
Strong Municipal Bond Fund                                    WF Municipal Bond Fund (New)
Strong Strategic Value Fund                                   WF U.S. Value Fund (New)
Strong Technology 100 Fund                                    WF Specialized Technology Fund
Strong U.S. Emerging Growth Fund                              WF Montgomery Small Cap Fund
Strong Value Fund                                             WF Large Company Core Fund (New)

                          PROPOSAL                                          SHAREHOLDERS ENTITLED TO VOTE
Proposal 2:  Approval of an interim advisory agreement.       Shareholders of each Strong Fund.

Proposal 3:  Approval of an interim sub-advisory agreement.
    3.a.:  Approval of an interim sub-advisory agreement     Shareholders of each Strong Fund, except the Strong
    with Wells Capital Management Incorporated.              Advisor Focus, Strong Advisor International Core, Strong
                                                             Advisor Large Company Core, Strong Advisor Technology,
                                                             Strong Blue Chip, Strong Technology 100, and Strong Value
                                                             Funds.

    3.b.:  Approval of an interim sub-advisory agreement      Shareholders of the Strong Advisor Focus and Strong Blue
    with Peregrine Capital Management, Inc.                   Chip Funds.

    3.c.:  Approval of an interim sub-advisory agreement      Shareholders of the Strong Advisor Technology and Strong
    with RCM Capital Management LLC.                          Technology 100 Funds.

    3.d.:  Approval of an interim sub-advisory agreement      Shareholders of the Strong Advisor International Core
    with New Star Institutional Managers Limited.             Fund.

    3.e.:  Approval of an interim sub-advisory agreement      Shareholders of the Strong Advisor Large Company Core
    with Matrix Asset Advisors, Inc.                          and Strong Value Funds.

     Only shareholders of record as of the close of business on October 1, 2004, are entitled to receive this notice and vote at the Meeting or at any adjournment thereof. Whether or not you expect to attend the Meeting, please submit your vote by toll-free telephone or through the Internet according to the enclosed voting instructions. You may also vote by completing, dating, and signing your proxy card and mailing it to us.


                                            By Order of the Board of Directors
                                            of the Strong Funds,


                                            Thomas M. Zoeller
                                            Vice President

[OCTOBER   , 2004]
Menomonee Falls, WI

                                THE STRONG FUNDS
                              100 HERITAGE RESERVE
                        MENOMONEE FALLS, WISCONSIN 53051
                                 1-800-368-3863

                             WELLS FARGO FUNDS TRUST
                                525 MARKET STREET
                         SAN FRANCISCO, CALIFORNIA 94105
                                 1-800-222-8222

                       COMBINED PROSPECTUS/PROXY STATEMENT
                                [OCTOBER , 2004]

WHAT IS THIS DOCUMENT AND WHY ARE WE SENDING IT TO YOU?


     This document is a combined prospectus and proxy statement, and we refer to it as the Prospectus/Proxy Statement. It contains the information that shareholders of the Strong Funds listed in the Notice of Special Meeting of Shareholders ("Strong Funds" or "Acquired Funds") should know before voting on the proposed reorganization, interim investment advisory agreement and interim investment sub-advisory agreements that are described herein, and should be retained for future reference. It is both the proxy statement of the Strong Funds and also a prospectus for the applicable series of Wells Fargo Funds Trust ("Wells Fargo Funds" or "Acquiring Funds"). We may refer to the Strong Funds and the Wells Fargo Funds collectively as the "Funds" or, each fund individually as a "Fund."


HOW WILL THE REORGANIZATION WORK?

     The reorganization of each Strong Fund into a Wells Fargo Fund (individually or collectively, "Reorganization") as described in the Agreement and Plan of Reorganization ("Reorganization Plan"), included at Exhibit F, will involve three steps:

o the transfer of substantially all of the assets and liabilities of the Strong Fund to its corresponding Acquiring Fund in exchange for shares of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

o the PRO RATA distribution of shares of the same or a comparable class of the Acquiring Fund to the shareholders of record of the Strong Fund as of immediately prior to 9:00 a.m., Eastern Time ("Effective Time") on the business day following the closing date ("Closing Date") of the Reorganization in redemption of all shares of the Strong Fund; and

o    the liquidation and dissolution of the Strong Fund.


     As a result of the Reorganization, shareholders of each Strong Fund will hold shares, generally of the same or a comparable class of the corresponding Acquiring Fund, as described in this Prospectus/Proxy Statement. The total value of the Acquiring Fund shares that you receive in the Reorganization will be the same as the total value of the shares of the Strong Fund that you held immediately before the Reorganization. The Board of Directors of the Strong Funds ("Board" or "Directors") has approved the Reorganization of each Strong Fund. Any Strong Fund whose shareholders do not approve the Reorganization will not participate in the Reorganization. Any such Strong Fund may continue its operations beyond the date of the Reorganization of the other Strong Funds, and the Board of the affected Strong Fund will consider what further action is appropriate, including the possible liquidation of the Strong Fund.

WHAT ARE THE INTERIM INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS?

     The Board has also approved engaging Wells Fargo Funds Management, LLC ("Funds Management") to replace Strong Capital Management, Inc. ("SCM") as investment adviser to the Strong Funds. If shareholders approve the Interim Investment Advisory Agreement, Funds Management will advise the Strong Funds beginning shortly after the Meeting and continuing until the closing of the Reorganization. In addition, the Board has approved Wells Capital Management Incorporated ("Wells Capital"), Peregrine Capital Management, Inc. ("Peregrine"), RCM Capital Management LLC ("RCM"), New Star Institutional Managers Limited ("New Star") and Matrix Asset Advisors, Inc. ("Matrix") as interim investment sub-advisers to various Strong Funds, as described in this Prospectus/Proxy Statement. If shareholders approve the Interim Sub-Advisory Agreements, the sub-adviser will sub-advise the Strong Fund beginning shortly after the Meeting. If shareholders of a Strong Fund approve these new advisory arrangements but fail to approve the Reorganization, or the Reorganization otherwise does not close, these advisory arrangements would continue indefinitely, until terminated in accordance with their terms. If shareholders of a Strong Fund approve the Reorganization, but fail to approve these advisory arrangements, or they approve one of these advisory arrangements for a Strong Fund but fail to approve the other, the Board will consider what further action is appropriate, including possibly continuing the SCM engagement or taking steps to seek to engage a different adviser.



--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT THE FUNDS IS AVAILABLE IN THE:

o    Prospectuses for the Strong Funds;
o Annual and Semi-Annual Reports to shareholders of the Strong Funds and, as applicable, Acquiring Funds; and
o Statements of Additional Information, or SAIs, for the Strong Funds and the Acquiring Funds.

     These documents are on ?le with the SEC.


     The prospectuses, SAIs, and Annual and Semi-Annual Reports of the Strong Funds are incorporated by reference and are legally deemed to be part of this Prospectus/Proxy Statement. The SAIs to this Prospectus/Proxy Statement, dated the same date as this Prospectus/Proxy Statement, also are incorporated by reference and are legally deemed to be part of this document. The prospectuses and the most recent annual report to shareholders of the Strong Funds, containing audited financial statements for the most recent fiscal year, and the most recent Semi-Annual Report to Shareholders of the Strong Funds have been previously mailed to shareholders.


     Copies of all of these documents are available upon request without charge by writing to or calling:

     Wells Fargo Funds                               Strong Funds
     P.O. Box 8266                                   P.O. Box 2936
     Boston, MA 02266-8266                           Milwaukee, WI 53201-2936
     1-800-222-8222                                  1-800-368-3863



         You also may view or obtain these documents from the SEC:

     In Person:         At the SEC's Public Reference Room in Washington, D.C.,
                        and regional offices in New York City , at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900

     By Phone:          1-800-SEC-0330

     By Mail:           Public Reference Section
                        Securities and Exchange Commission
                        450 5th Street, N.W.
                        Washington, DC 20549-6009
                        (duplicating fee required)

     By E-mail:         publicinfo@sec.gov
                        (duplicating fee required)

      By Internet:      www.sec.gov


OTHER IMPORTANT THINGS TO NOTE:

o An investment in the Wells Fargo Funds is not a deposit with Wells Fargo Bank, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.

o    You may lose money by investing in the Funds.

                                                 TABLE OF CONTENTS

INTRODUCTION......................................................................................................6

PROPOSAL 1:  APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION..................................................6

         Summary..................................................................................................6
         Reasons for the Reorganization...........................................................................7
         Comparison of Current Fees and PRO FORMA Fees............................................................7
         Comparison of Investment Objectives, Principal Investment Strategies and Policies........................9
         Common and Specific Risk Considerations.................................................................32
         Comparison of Account Features and Services.............................................................37
         Comparison of Investment Advisers and Investment Advisory Fees..........................................48
         Other Principal Service Providers.......................................................................53
         Comparison of Business Structures.......................................................................55
         Terms of Reorganization.................................................................................55
         Board Consideration of the Reorganization...............................................................57
         Performance.............................................................................................61
         Material U.S. Federal Income Tax Consequences of the Reorganization.....................................64
         Fees and Expenses of the Reorganization.................................................................69
         Existing and PRO FORMA Capitalizations..................................................................69

PROPOSAL 2:  APPROVAL OF AN INTERIM ADVISORY AGREEMENT...........................................................80

         Summary.................................................................................................80
         Terms of the Terminating Strong Advisory Agreement and the Interim Agreement............................80
         Approval of the Interim Agreement by the Board..........................................................90

PROPOSAL 3:  APPROVAL OF INTERIM SUB-ADVISORY AGREEMENTS.........................................................90

         Summary.................................................................................................90
         Terms of the Terminating  Reaves Sub-Advisory Agreement, Scarborough Sub-Advisory Agreement,
                  Sloate Sub-Advisory Agreement and  Interim Sub-advisory Agreement..............................90
         Approval of an Investment Sub-advisory Agreement with Wells Capital
                  Management Incorporated........................................................................94
         Approval of an Investment Sub-advisory Agreement with Peregrine Capital
                  Management, Inc................................................................................97
         Approval of an Investment Sub-advisory Agreement with RCM Capital Management LLC........................99
         Approval of an Investment Sub-advisory Agreement with New Star Institutional
                  Managers Limited..............................................................................102
         Approval of an Investment Sub-advisory Agreement with Matrix Asset Advisors, Inc.......................103

INFORMATION ON VOTING...........................................................................................104

OUTSTANDING SHARES..............................................................................................105

INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS.................................................................106

ANNUAL MEETING AND SHAREHOLDERS MEETINGS........................................................................107

DISSENTERS' RIGHTS..............................................................................................107

EXHIBIT A:        EXPENSE SUMMARIES OF THE STRONG FUNDS
                  AND ACQUIRING FUNDS...........................................................................A-1

EXHIBIT B:        COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES............................................B-1

EXHIBIT C:        ADDITIONAL RISKS..............................................................................C-1

EXHIBIT D:        PORTFOLIO MANAGERS............................................................................D-1

EXHIBIT E:        PERFORMANCE/FINANCIAL HIGHLIGHTS OF CERTAIN
                  ACQUIRING FUNDS...............................................................................E-1

EXHIBIT F:        AGREEMENT AND PLAN OF REORGANIZATION..........................................................F-1

EXHIBIT G:        FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT.................................................G-1

EXHIBIT H:        FORM OF INTERIM INVESTMENT SUB-ADVISORY AGREEMENT.............................................H-1

                                  INTRODUCTION


     Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") on May 25, 2004 ("Asset Purchase Agreement") to acquire certain of the asset management arrangements of SCM, which is an affiliate of SFC and the investment adviser to the Strong Funds. SFC agreed to sell this part of its business to Wells Fargo & Company because SFC believes that, as a result of the sale, SCM's clients will receive significant benefits. Funds Management, which is the investment adviser to the Wells Fargo Funds is a wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"). SFC's sale of assets is contingent upon shareholder approval of the Reorganization for a substantial percentage of the assets covered by the Asset Purchase Agreement, among other things. Assuming shareholder approval is obtained and the other conditions of the Reorganization Plan that govern the Reorganization are met, shareholders of each Strong Fund will become shareholders of the corresponding Wells Fargo Fund, with Funds Management serving as the investment adviser and certain other investment advisors serving as the sub-advisers.



                                   PROPOSAL 1:
               APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION


SUMMARY


     In August 2004, the Board unanimously voted to approve the Reorganization, subject to the satisfaction of certain Board-approval conditions (which conditions  were  satisfied by  mid-September,  2004) and subject to approval by shareholders of each Strong Fund and other closing conditions. In the Reorganization, each Strong Fund will transfer its assets to its corresponding Acquiring Fund, which will assume substantially all the liabilities of the Strong Fund. For a complete discussion of the assets and liabilities that will be assumed by each Acquiring Fund, and the assets and liabilities that will be excluded and assigned to a liquidating trust, see the section entitled "Terms of Reorganization" in this Prospectus/Proxy Statement. Upon this transfer of assets and assumption of liabilities, the Acquiring Fund will issue shares to the Strong Fund, which shares will be distributed to shareholders in liquidation of the Strong Fund. Any shares you own of a Strong Fund at the time of the Reorganization will be cancelled and you will receive shares, generally in the same or a comparable Class, of the corresponding Acquiring Fund having a value equal to the value of your shares of the Strong Fund. The Reorganization is expected to be treated as a "reorganization" for U.S. federal income tax purposes, as discussed below under "Material U.S. Federal Income Tax Consequences of the Reorganization." If approved by shareholders, the Reorganization is expected to occur in the second quarter of 2005.


REASONS FOR THE REORGANIZATION


     In August 2004, the Board concluded that participation in the proposed Reorganization is in the best interests of each Strong Fund and its shareholders. In reaching that conclusion, the Board considered, among other things:

1.   The reputation, financial strength and resources of Wells Fargo.

2. The capabilities, practices and resources of Funds Management and the other service providers to the Wells Fargo Funds.

3. The viability of the Strong Funds absent approval of the proposed Reorganization.

4. The broader product array of the more than 80 publicly available mutual funds in the Wells Fargo Funds family, and the expanded range of investment options and exchange opportunities available to shareholders.

5.   The shareholder services offered by Wells Fargo.

6. The relative compatibility of the investment objectives and principal investment strategies of the acquiring Wells Fargo Funds with those of the Strong Funds.

7. The expected treatment of the Reorganization as a "reorganization" for U.S. federal income tax purposes.

8. The anticipated effect of the Reorganization on per-share expense ratios, both before and after waivers, of the Strong Funds.

9. The anticipated benefits of economies of scale for the Strong Funds and benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investments.

10.  The anticipated  retention by Wells Capital, the sub-adviser to most of the
     Wells  Fargo  Funds,   of  many  of  Strong's  key  investment   management
     professionals.

11. The undertaking by Funds Management and SFC to share equally all the costs and expenses of preparing, printing, and mailing the Prospectus/Proxy Statement and related solicitation expenses for the approvals of the Proposals.


     The Board also concluded that as of that date the economic interests of the shareholders of the Strong Funds would not be diluted as a result of the proposed Reorganization, because the number of Acquiring Fund shares to be issued to Strong Fund shareholders will be calculated based on the respective net asset value of the Funds. For a more complete discussion of the factors considered by the Board in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Prospectus/Proxy Statement.


COMPARISON OF CURRENT FEES AND PRO FORMA FEES


     The following table shows expense ratios for each Strong Fund, both before (gross) and after (net) any contractual expense waivers and reimbursements, and the PRO FORMA expense ratios for each Acquiring Fund, reflecting the anticipated effects of the Reorganization on the gross and net operating expense ratios. All expense ratios are as of the dates noted below:

     FUND                                                                                       DATE
     ------------------------------------------------------------------------------------------ --------------------
     Strong Advisor Common Stock, WF Common Stock, Strong Advisor Endeavor Large Cap, WF
     Endeavor Large Cap, Strong Advisor International Core, WF International Core, Strong
     Advisor Large Company Core, WF Large Company Core, Strong Value, Strong Advisor Select,
     WF Endeavor Select, Strong Advisor Small Cap Value, Strong Multi Cap Value, WF Small Cap
     Value, Strong Advisor U.S. Value, Strong Strategic Value, WF U.S. Value Funds              June 30, 2004
     ------------------------------------------------------------------------------------------ --------------------
     Strong Advisor Bond, Strong Corporate Income, WF Montgomery Total Return Bond Funds        May 31, 2004
     ------------------------------------------------------------------------------------------ --------------------
     Strong Advisor Municipal Bond, Strong Municipal Bond, WF Municipal Bond, Strong Advisor
     Short Duration Bond, WF Ultra-Short Duration Bond, Strong Advisor Strategic Income, [WF
     STRATEGIC INCOME] Funds                                                                    April 30, 2004
     ------------------------------------------------------------------------------------------ --------------------
     Strong Advisor Focus, Strong Blue Chip, WF Large Company Growth, Strong Advisor Mid Cap
     Growth, WF Montgomery Mid Cap Growth, Strong Advisor Technology, Strong Technology 100,
     WF Specialized Technology, Strong Advisor U.S. Small/Mid Cap Growth, Strong U.S.
     Emerging Growth, WF Montgomery Small Cap, Strong Advisor Utilities and Energy, WF Equity
     Income Funds                                                                               March 31, 2004
     ------------------------------------------------------------------------------------------ --------------------


Two levels of expense ratios are included in the table:

a) GROSS EXPENSE RATIO - the total operating expenses of a fund, representing what a shareholder could POTENTIALLY pay if no waivers or expense reimbursements were in place.
b) NET EXPENSE RATIO - the expense level a shareholder can expect to ACTUALLY pay, taking into account any fee waivers or expense reimbursements to which a fund's adviser has CONTRACTUALLY committed. If no such waivers are in place, the Net Expense Ratio is the same as the Gross Expense Ratio.


     The table assumes that, when two or more Funds are being reorganized into one Acquiring Fund, all Funds approve the Reorganization and will reorganize into the resulting Acquiring Fund. The possibility exists that, in these situations, not all Funds will approve the Reorganization. FOR THESE SCENARIOS AND A BREAKDOWN OF THE SPECIFIC FEES CHARGED FOR ALL OF THE FUNDS AND MORE INFORMATION ABOUT EXPENSES, PLEASE SEE EXHIBIT A.

---------------------------------------------- ------------------ -------------------------------------- ------------------
STRONG FUND / SHARE CLASS                           CURRENT       ACQUIRING FUND /                           PRO FORMA
                                                                  SHARE CLASS
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
                                               GROSS    NET                                              GROSS    NET
                                               EXPENSE  EXPENSE                                          EXPENSE  EXPENSE
                                               RATIO    RATIO                                            RATIO    RATIO 4
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
EQUITY FUNDS
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR COMMON STOCK FUND                                  WF COMMON STOCK FUND  (NEW)
   CLASS A                                     1.57%    1.537%       CLASS A                             1.33%    1.31%
   CLASS B                                     2.33%    2.297% 2     CLASS B                             2.08%    2.06%
   CLASS C                                     2.35%    2.317%       CLASS C                             2.08%    2.06%
   CLASS Z                                     1.34%    1.307%       CLASS Z                             1.50%    1.29%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR ENDEAVOR LARGE CAP FUND                            WF ENDEAVOR LARGE CAP FUND  (NEW)
   CLASS A                                     1.71%    1.677%       CLASS A                             1.63%    1.25%
   CLASS B                                     2.48%    2.447% 2     CLASS B                             2.38%    2.00%
   CLASS C                                     2.54%    2.467% 2     CLASS C                             2.38%    2.00%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR INTERNATIONAL CORE FUND                            WF INTERNATIONAL CORE FUND  (NEW)
   CLASS A                                     5.43%    2.50% 2      CLASS A                             7.77%    1.50%
   CLASS B                                     6.20%    2.50% 2      CLASS B                             8.52%    2.25%
   CLASS C                                     6.19%    2.50% 2      CLASS C                             8.52%    2.25%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR LARGE COMPANY CORE FUND                            WF LARGE COMPANY CORE FUND  (NEW)
   CLASS A                                     1.59%    1.467% 3     CLASS A                             1.44%    1.25%
   CLASS B                                     2.38%    2.347% 2     CLASS B                             2.19%    2.00%
   CLASS C                                     2.51%    2.467% 2     CLASS C                             2.19%    2.00%
   CLASS K                                     1.30%    0.957%       INSTITUTIONAL CLASS                 1.26%    0.95%
STRONG VALUE FUND
   INVESTOR CLASS                              1.54%    1.507%       CLASS Z                             1.61%    1.42%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR FOCUS FUND                                         WF LARGE COMPANY GROWTH FUND
   CLASS A                                     3.03%    2.50% 1,2
   CLASS B                                     3.80%    2.50% 1,2    CLASS A                             1.28%    1.20%
   CLASS C                                     4.12%    2.50% 1,2
---------------------------------------------  -------  --------- -------------------------------------  -------  --------
STRONG BLUE CHIP FUND
   INVESTOR CLASS                              1.69%    1.69% 1      CLASS Z  (NEW)                      1.45%    1.37%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR MID CAP GROWTH FUND                                WF MONTGOMERY MID CAP GROWTH FUND
   CLASS A                                     1.67%    1.67%1       CLASS A                             1.44%    1.40%
   CLASS B                                     2.63%    2.50%1,2     CLASS B                             2.19%    2.15%
   CLASS C                                     2.67%    2.50%1,2     CLASS C                             2.19%    2.15%
   CLASS Z                                     1.81%    1.81%1       CLASS Z  (NEW)                      1.61%    1.57%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR SELECT FUND                                        WF ENDEAVOR SELECT FUND  (NEW)
   CLASS A                                     1.61%    1.577% 2     CLASS A                             1.50%    1.25%
   CLASS B                                     2.42%    2.387% 2     CLASS B                             2.25%    2.00%
   CLASS C                                     2.42%    2.387% 2     CLASS C                             2.25%    2.00%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND                     WF MONTGOMERY SMALL CAP FUND
   CLASS A                                     2.81%    2.50%1,2     CLASS A                             1.56%    1.40%
   CLASS B                                     3.60%    2.50%1,2     CLASS B                             2.31%    2.15%
   CLASS C                                     3.61%    2.50%1,2     CLASS C                             2.31%    2.15%
STRONG U.S. EMERGING GROWTH FUND
   INVESTOR CLASS.                             1.67%    1.67%1       CLASS Z  (NEW)                      1.73%    1.57%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR SMALL CAP VALUE FUND                               WF SMALL CAP VALUE FUND  (NEW)
   CLASS A                                     1.57%    1.537%       CLASS A                             1.46%    1.44%
   CLASS B                                     2.36%    2.327%       CLASS B                             2.21%    2.19%
   CLASS C                                     2.36%    2.327%       CLASS C                             2.21%    2.19%
---------------------------------------------  -------  --------  -------------------------------------  -------  --------
   CLASS Z                                     1.41%    1.377%
STRONG MULTI CAP VALUE FUND                                          CLASS Z                             1.63%    1.36%
   INVESTOR CLASS                              1.62%    1.587%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR TECHNOLOGY FUND                                    WF SPECIALIZED TECHNOLOGY FUND
   CLASS A                                     3.66%    2.50%1,2
   CLASS B                                     4.43%    2.50%1,2     CLASS A                             1.78%    1.75%
   CLASS C                                     4.53%    2.50%1,2
--------------------------------------------- -------  --------- -------------------------------------  -------  --------
STRONG TECHNOLOGY 100 FUND                     2.26%    2.00%1,2   CLASS Z  (NEW)                        1.95%    1.90%
  INVESTOR CLASS
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR U.S. VALUE FUND                                    WF U.S. VALUE FUND  (NEW)
   CLASS A                                     1.42%    1.387% 2     CLASS A                             1.39%    1.25%
   CLASS B                                     2.18%    2.147% 2     CLASS B                             2.14%.   2.00%
   CLASS C                                     2.23%    2.197% 2     CLASS C                             2.14%    2.00%
   CLASS K                                     1.06%    0.957% 2     INSTITUTIONAL CLASS                 1.26%    0.96%
---------------------------------------------  --------  --------  -------------------------------------  -------  --------
   CLASS Z                                     1.37%    1.337%
STRONG STRATEGIC VALUE FUND                    3.28%    1.967% 2      CLASS Z                             1.56%    1.32%
   INVESTOR CLASS
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR UTILITIES & ENERGY FUND                            WF EQUITY INCOME FUND
   CLASS A                                     1.95%    1.95%1       CLASS A                             1.32%    1.10%
   CLASS B                                     2.47%    2.47%1       CLASS B                             2.07%    1.85%
   CLASS C                                     2.56%    2.56%1       CLASS C                             2.07%    1.85%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
FIXED INCOME FUNDS
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR BOND FUND                                          WF MONTGOMERY TOTAL RETURN BOND  FUND
   CLASS A                                     1.09%    1.08%        CLASS A                             1.07%    0.90%
   CLASS B                                     1.90%    1.89%        CLASS B                             1.82%    1.65%
   CLASS C                                     1.95%    1.94%        CLASS C                             1.82%    1.65%
   CLASS K                                     0.85%    0.84%        INSTITUTIONAL CLASS                 0.89%    0.70%
   INSTITUTIONAL CLASS                         0.41%    0.40%        SELECT CLASS                        0.62%    0.42%
---------------------------------------------  -------  --------  -------------------------------------  -------  --------
   CLASS Z                                     1.31%    1.30%                                            1.24%    0.95%
STRONG CORPORATE INCOME FUND                                         CLASS Z  (NEW)
   INVESTOR CLASS                              1.57%    1.56%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR MUNICIPAL BOND FUND                                WF MUNICIPAL BOND FUND  (NEW)
   CLASS A                                     1.22%    1.22%1       CLASS A                             1.05%    0.85%
   CLASS B                                     1.98%    1.98%1       CLASS B                             1.80%    1.60%
   CLASS C                                     1.98%    1.98%1       CLASS C                             1.80%    1.60%
   INSTITUTIONAL CLASS                         0.53%    0.53%1       INSTITUTIONAL CLASS                 0.87%    0.48%
STRONG MUNICIPAL BOND FUND
   INVESTOR CLASS                              0.86%    0.86%1       INVESTOR CLASS                      1.22%    0.80%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR SHORT DURATION BOND FUND                           WF ULTRA-SHORT DURATION BOND FUND (NEW)
   CLASS A                                     1.29%    1.29%1       CLASS A                             1.24%    0.80%
   CLASS B                                     2.09%    2.09%1       CLASS B                             1.99%    1.55%
   CLASS C                                     2.07%    2.07%1       CLASS C                             1.99%    1.55%
   CLASS Z                                     1.16%    1.16%1       CLASS ZC                             1.41%    0.97%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------
STRONG ADVISOR STRATEGIC INCOME FUND                              [WF STRATEGIC INCOME FUND]  (NEW)
   CLASS A                                     1.54%    1.54%1       CLASS A                             1.57%    1.10%
   CLASS B                                     2.31%    2.31%1       CLASS B                             2.32%    1.85%
   CLASS C                                     2.36%    2.36%1       CLASS C                             2.32%    1.85%
---------------------------------------------- -------- --------- -------------------------------------- -------- ---------

1 PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES OF A SPECIFIED AMOUNT FROM MAY 21, 2004, UNTIL MAY 21, 2005. FOR THE FUNDS LISTED BELOW, THIS WAIVER IS NOT REFLECTED BECAUSE THE EXPENSE RATIO SHOWN IS AS OF A DATE PRIOR TO MAY 21, 2004. IF THIS WAIVER WERE REFLECTED, THE NET EXPENSE RATIO WOULD HAVE BEEN AS FOLLOWS:

                  STRONG ADVISOR FOCUS FUND
                     CLASS A                                   2.467%
                     CLASS B                                   2.467%
                     CLASS C                                   2.467%
                  STRONG BLUE CHIP FUND
                     INVESTOR CLASS                            1.657%
                  STRONG ADVISOR MID CAP GROWTH FUND
                     CLASS A                                   1.637%
                     CLASS B                                   2.467%
                     CLASS C                                   2.467%
                     CLASS Z                                   1.777%
                  STRONG ADVISOR TECHNOLOGY FUND
                     CLASS A                                   2.467%
                     CLASS B                                   2.467%
                     CLASS C                                   2.467%
                  STRONG TECHNOLOGY 100 FUND
                    INVESTOR CLASS                             1.967%
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH
                  FUND                                         2.467%
                     CLASS A                                   2.467%
                     CLASS B                                   2.467%
                     CLASS C
                  STRONG U.S. EMERGING GROWTH FUND
                     INVESTOR CLASS                            1.637%
                  STRONG ADVISOR UTILITIES & ENERGY FUND
                     CLASS A                                   1.917%
                     CLASS B                                   2.437%
                     CLASS C                                   2.527%
                  STRONG ADVISOR MUNICIPAL BOND FUND
                     CLASS A                                   1.187%
                     CLASS B                                   1.955%
                     CLASS C                                   1.947%
                     INSTITUTIONAL CLASS                       0.497%
                  STRONG MUNICIPAL BOND FUND
                     INVESTOR CLASS                            0.827%
                  STRONG ADVISOR SHORT DURATION BOND FUND
                     CLASS A                                   1.257%
                     CLASS B                                   2.057%
                     CLASS C                                   2.037%
                     CLASS Z                                   1.127%
                  STRONG ADVISOR STRATEGIC INCOME FUND
                     CLASS A                                   1.507%
                     CLASS B                                   2.277%
                     CLASS C                                   2.327%

2 SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES THROUGH MAY 1, 2006 TO MAINTAIN THE NET EXPENSE RATIO SHOWN, EXCEPT TO THE EXTENT SUCH NET EXPENSE RATIO REFLECTS WAIVERS AND ABSORPTIONS AT THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS.
3 SCM HAS CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES FOR AN INDEFINITE PERIOD OF TIME TO KEEP TOTAL ANNUAL OPERATING EXPENSES OF THE ADVISOR LARGE COMPANY CORE FUND-CLASS A AT NO MORE THAN 1.50%. THIS CONTRACT MAY ONLY BE TERMINATED BY THE BOARD, BUT NOT BEFORE MAY 1, 2006.
4 FUNDS MANAGEMENT HAS CONTRACTUALLY AGREED TO WAIVE FEES AND/OR REIMBURSE EXPENSES THROUGH APRIL 30, 2007 TO MAINTAIN THE NET EXPENSE RATIO SHOWN.

     Funds Management has contractually agreed to maintain the PRO FORMA Net Expense Ratio shown for each of the Acquiring Funds through at least April 30, 2007. These contractual net expense ratios for the Acquiring Funds renew automatically upon expiration of the contractual commitment period (unless terminated), and net expense ratios can only be increased upon approval by the Wells Fargo Fund's Board of Trustees.

     For some Classes of some of the Strong Funds, as noted above in the table, SCM or its affiliates have also contractually agreed to waive fees and/or reimburse certain expenses to maintain a specified Net Expense Ratio. The Strong Adviser Large Company Core Fund has a contractual net expense ratio for Class A shares that renews automatically upon expiration of the contractual commitment period, and can only be increased upon approval by the Fund's Board. For contractual waivers other than waivers pursuant to the direction of the Board and certain regulatory settlements, this contractual term expires May 1, 2006, which is earlier than the term of the contractual commitment Funds Management has made to the Acquiring Funds. The contractual waivers pursuant to the direction of the Board and certain regulatory settlements expire on May 21, 2005. In almost all cases, the Strong Fund waivers expire earlier than the term of the contractual commitment Funds Management has made to the Acquiring Funds.


     In addition to the contractual waivers, for a number of the Strong Funds, SCM or its affiliates have also implemented a voluntary expense waiver that reduces the net expenses below a Fund's contractual net expense cap, where applicable, and a Fund's gross expense ratio. It is important to note that these voluntary waivers may be modified, reduced or terminated at any time, in which case a shareholder could potentially pay, to the extent that a Fund does not have a contractual expense cap in place, up to the gross expense ratios shown. For additional information on these voluntary waivers, see Exhibit A.


     In 66 of the 67 class Reorganizations listed above, the PRO FORMA Net Expense Ratio of the Acquiring Fund Class is expected to be equal to or lower than the Net Expense Ratio of the corresponding Strong Fund Class. In 50 of the 67 Class Reorganizations, the Acquiring Fund Class is expected to have a PRO FORMA Gross Expense Ratio that is lower than the Gross Expense Ratio of the corresponding Strong Fund Class. However, as noted above, the contractual Net Expense Ratios for the Acquiring Funds are committed through April 30, 2007, renew automatically upon expiration, and can only be increased upon approval by the Wells Fargo Fund's Board of Trustees.


     For further discussion regarding the Board's consideration of the gross and net operating expense ratios of the Funds in approving the Reorganization, see the section entitled "Board Consideration of the Reorganization" in this Prospectus/Proxy Statement.


COMPARISON  OF  INVESTMENT  OBJECTIVES,   PRINCIPAL  INVESTMENT  STRATEGIES  AND
POLICIES

     The Wells Fargo Funds that are designated in the Notice of Meeting and the following charts as (NEW) have been created to acquire assets and assume liabilities of one or more Acquired Funds in the Reorganization. They have not yet commenced operations and will not have significant assets or liabilities until the closing of the Reorganization. Their investment objectives and strategies are substantially similar to those of an Acquired Fund. The other Wells Fargo Funds have commenced operations and, accordingly, have portfolio securities and previously established investment objectives and strategies.

     In general, in light of similarities of investment objectives and strategies among the various pairings of Acquired Funds and Acquiring Funds, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities due to incompatible investment objectives or strategies. The portfolio managers of the Acquired Funds may, however, sell some appreciated holdings to take advantage of capital loss carryforwards and may otherwise engage in some degree of portfolio repositioning.


     The Strong Funds have investment objectives that are classified as fundamental, which means that they cannot be changed without shareholder approval. The Wells Fargo Funds have investment objectives that are classified as non-fundamental, which means that the Wells Fargo Funds' Board of Trustees can change them without shareholder approval. Thus, the Reorganization will result in a change in the Strong Fund shareholders' right to vote to approve changes to the investment objectives of their Fund. With respect to other investment policies, the Strong Funds and the Wells Fargo Funds have substantially similar fundamental and non-fundamental investment policies.


     Unlike other Acquiring Funds involved in the Reorganization, the WF Equity Income Fund and WF Large Company Growth Fund are mutual funds that do not invest directly in portfolio securities. Rather, each invests in a corresponding portfolio of Wells Fargo Master Trust that has the same investment objectives and strategies as those of the WF Equity Income Fund and WF Large Company Growth Fund, respectively.


     The following charts compare the investment objective and principal investment strategies of each Strong Fund and its corresponding Acquiring Fund, and describe the key differences between the Funds. Acquiring Fund names, objectives and principal strategies are in BOLD type. The charts are presented in summary form and, therefore, do not contain all of the information that you should consider before voting on the Reorganization. A more detailed comparison of the Funds' investment objectives, strategies and other investment policies can be found at Exhibit B. You also can find additional information about a specific Fund's investment strategies and investment policies in its SAI. For more complete information, please read this entire document.

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Bond Fund   Seeks total return by      The Fund invests at least 80%     o        The WF Montgomery Total Return
                           investing for a high       of its assets in higher- and               Bond Fund seeks income and
                           level of current income    medium-quality corporate,                  capital appreciation, whereas
                           with a moderate degree     mortgage- and asset-backed,                the Strong Corporate Income
                           of share-price             U.S. Government, and foreign               Fund seeks a high level of
                           fluctuation.               government bonds.  The Fund may            current income and the Strong
                                                      also invest up to 20% of its               Advisor Bond Fund seeks income
                                                      assets in lower-quality,                   with a moderate degree of
                                                      high-yield bonds. The                      share-price fluctuation.
                                                      high-yield bonds may be either    o        Although their investment
                                                      U.S. or foreign securities.                policies are worded differently
                                                      The Fund may invest a                      and vary somewhat in their bond
                                                      significant amount in                      investment thresholds, all of
                                                      mortgage-backed and other                  these Funds invest
                                                      asset-backed securities.  The              substantially all of their
                                                      Fund may invest up to 20% of               assets in investment grade
                                                      its assets in foreign currency             bonds.  The Strong Corporate
                                                      denominated securities and any             Income Fund invests at least
                                                      amount in dollar-denominated               80% of its assets in corporate
                                                      foreign securities.  The Fund's            securities, whereas the WF
                                                      duration will normally vary                Montgomery Total Return Bond
                                                      between three and six years.               Fund has no such minimum
                                                                                                 threshold.
                                                                                        o        The Funds also have varying
                                                                                                 policies regarding duration and
                                                                                                 maturity.  The WF Montgomery
                                                                                                 Total Return Bond Fund's
                                                                                                 effective duration range is
                                                                                                 between four and five and half
                                                                                                 years, whereas the Strong
                                                                                                 Advisor Bond Fund's duration
                                                                                                 will vary between three and six
                                                                                                 years, and the Strong Corporate
                                                                                                 Income Fund's average effective
                                                                                                 maturity is between two and
                                                                                                 twelve years with no stated
                                                                                                 policy as to duration.
                                                                                        o        The WF Montgomery Total Return
                                                                                                 Bond Fund and the Strong
                                                                                                 Advisor Bond Fund may each
                                                                                                 invest up to 20% of their
                                                                                                 assets in lower-quality, high
                                                                                                 yield bonds, whereas the Strong
                                                                                                 Corporate Income Fund is not
                                                                                                 permitted to make such
                                                                                                 investments.
                                                                                        o        The WF Montgomery Total Return
                                                                                                 Bond Fund may invest up to 20%
                                                                                                 of its assets in
                                                                                                 dollar-denominated obligations
                                                                                                 of foreign issuers, whereas the
                                                                                                 Strong Advisor Fund may invest
                                                                                                 up to 20% of its assets in
                                                                                                 foreign currency denominated
                                                                                                 securities and any amount in
                                                                                                 dollar-denominated foreign
                                                                                                 securities, and the Strong
                                                                                                 Corporate Income Fund may
                                                                                                 invest up to 30% of its assets
                                                                                                 in foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Corporate Income    Seeks total return by      The Fund invests 100% of its
Fund                       investing for a high       assets in investment-grade
                           level of current income.   securities and other
                                                      investment-grade obligations of
                                                      which at least 80% are in
                                                      corporate securities.  The Fund
                                                      may invest up to 30% of its
                                                      assets in foreign securities.
                                                      The Fund's average effective
                                                      maturity will normally be
                                                      between 2 and 12 years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF MONTGOMERY TOTAL        SEEKS TOTAL RETURN         THE FUND INVESTS AT LEAST 80%
RETURN BOND FUND           CONSISTING OF INCOME AND   OF ITS ASSETS IN BONDS AND AT
                           CAPITAL APPRECIATION.      LEAST 80% OF ITS ASSETS IN
                                                      INVESTMENT-GRADE SECURITIES.
                                                      THE FUND MAY INVEST UP TO 25%
                                                      OF ITS ASSETS IN ASSET-BACKED
                                                      SECURITIES, OTHER THAN
                                                      MORTGAGE-BACKED SECURITIES AND
                                                      UP TO 20% OF ITS ASSETS IN
                                                      DOLLAR-DENOMINATED OBLIGATIONS
                                                      OF FOREIGN ISSUERS. THE FUND
                                                      EXPECTS TO MAINTAIN AN OVERALL
                                                      EFFECTIVE DURATION RANGE
                                                      BETWEEN 4 AND 5.5 YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- ------------------------ ---------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES               KEY DIFFERENCES
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Advisor Common      Seeks capital growth.    The Fund invests at least 80% of   o        The WF Common Stock Fund,
Stock Fund                                          its assets in common stocks of              unlike the Strong Advisor
                                                    small- and medium-capitalization            Common Stock Fund, is not
                                                    companies that the Fund's                   required to invest principally
                                                    managers believe are underpriced            in small- and
                                                    yet have attractive growth                  medium-capitalization
                                                    prospects.  The Fund's managers             companies.
                                                    base their analysis on a
                                                    company's "private market value"
                                                    - the price an investor would be
                                                    willing to pay for the entire
                                                    company given its management,
                                                    financial health, and growth
                                                    potential.  The Fund may invest
                                                    at least 25% of its assets in
                                                    foreign securities.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
WF COMMON STOCK FUND       SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80% OF
(NEW)                      CAPITAL APPRECIATION.    ITS ASSETS IN COMMON STOCKS.
                                                    THE FUND MAY INVEST UP TO 25% OF
                                                    ITS ASSETS IN FOREIGN
                                                    SECURITIES.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------


-------------------------- ------------------------ ---------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES               KEY DIFFERENCES
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Advisor Endeavor    Seeks capital growth.    The Fund invests at least 80% of   o        The Funds define their
Large Cap Fund                                      its assets in equity securities             capitalization ranges
                                                    of large-capitalization                     differently.  The WF Endeavor
                                                    companies that its manager                  Large Cap Fund defines
                                                    believes offer the potential for            large-capitalization companies
                                                    capital growth.                             as those with market
                                                    Large-capitalization companies              capitalizations of $3 billion
                                                    are defined as those companies              or more, whereas the Strong
                                                    with a market capitalization                Advisor Endeavor Large Cap
                                                    substantially similar to that of            Fund defines
                                                    companies in the S&P 500 Index              large-capitalization companies
                                                    at the time of investment.  The             as those with market
                                                    Fund may invest up to 25% of its            capitalizations substantially
                                                    assets in foreign securities.               similar to those of companies
                                                    Although the Fund may invest in             in the S&P 500 Index at the
                                                    any economic sector, at times it            time of investment, which may,
                                                    may emphasize one or more                   at times, set a minimum that
                                                    particular sectors.                         is higher or lower than $3
                                                                                                billion.
                                                                                       o        The WF Endeavor Large Cap Fund
                                                                                                may invest up to 25% of its
                                                                                                assets in foreign securities
                                                                                                through ADRs and similar
                                                                                                investments, whereas the
                                                                                                Strong Advisor Endeavor Large
                                                                                                Cap Fund may invest up to 25%
                                                                                                of its assets directly or
                                                                                                indirectly in foreign
                                                                                                securities.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
WF ENDEAVOR LARGE CAP      SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80% OF
FUND (NEW)                 CAPITAL APPRECIATION.    ITS ASSETS IN SECURITIES OF
                                                    LARGE-CAPITALIZATION COMPANIES,
                                                    WHICH ARE DEFINED AS THOSE WITH
                                                    MARKET CAPITALIZATIONS OF $3
                                                    BILLION OR MORE.  THE FUND MAY
                                                    INVEST UP TO 25% OF ITS ASSETS
                                                    IN FOREIGN SECURITIES THROUGH
                                                    ADRS AND SIMILAR INVESTMENTS.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------


-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Focus Fund  Seeks capital growth.      The Fund invests at least 65%     o        The WF Large Company Growth
                                                      of its assets in equity                    Fund, like the Strong Advisor
                                                      securities.  The Fund invests              Focus Fund, seeks capital
                                                      in equity securities of 30 to              appreciation (growth), whereas
                                                      40 companies that its manager              the Strong Blue Chip Fund seeks
                                                      believes have favorable                    capital growth and income.
                                                      prospects for accelerating        o        The Funds utilize different
                                                      growth of earnings but are                 stock selection criteria in
                                                      selling at reasonable                      that the WF Large Company
                                                      valuations based on earnings,              Growth Fund invests principally
                                                      cash flow or asset value.  The             in companies with market
                                                      portfolio can include equity               capitalizations of $3 billion
                                                      securities of small-, medium-,             or more, whereas the Strong
                                                      or large-capitalization                    Advisor Focus Fund invests in
                                                      companies.  The Fund may invest            equity securities of 30-40
                                                      up to 25% of its assets in                 small-, medium-, or
                                                      foreign securities.    Although            large-capitalization companies
                                                      the Fund may invest in any                 and the Strong Blue Chip Fund
                                                      economic sector, at times it               invests at least 80% in blue
                                                      may emphasize one or more                  chip companies.
                                                      particular sectors.  Because      o        The WF Large Company Growth
                                                      the Fund retains the                       Fund may invest up to 20% of
                                                      flexibility to invest in a                 its assets in foreign
                                                      relatively small number of                 securities through ADRs and
                                                      stocks, it is also considered              similar investments, whereas
                                                      to be non-diversified.                     the Strong Advisor Focus Fund
                                                                                                 may invest up to 25% of its
                                                                                                 assets directly or indirectly
                                                                                                 in foreign securities and the
                                                                                                 Strong Blue Chip Fund may
                                                                                                 invest any amount in
                                                                                                 dollar-denominated foreign
                                                                                                 securities issued by blue chip
                                                                                                 companies.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Blue Chip Fund      Seeks total return by      The Fund invests at least 80%
                           investing for capital      of its assets in blue chip
                           growth and income.         companies.  The Fund considers
                                                      blue chip companies to be
                                                      companies whose stock is
                                                      included in the Russell Top
                                                      200(R) Growth Index or companies
                                                      with a similar capitalization
                                                      at the time of the Fund's
                                                      investment.  The Fund may
                                                      invest any amount in
                                                      dollar-denominated foreign
                                                      securities issued by blue chip
                                                      companies.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF LARGE COMPANY GROWTH    SEEKS LONG-TERM CAPITAL    THE FUND IS A GATEWAY FUND THAT
FUND                       APPRECIATION.              INVESTS SUBSTANTIALLY ALL OF
                                                      ITS ASSETS IN A DIVERSIFIED
                                                      MASTER PORTFOLIO OF SECURITIES
                                                      THAT ARE ATTRACTIVELY VALUED,
                                                      WITH FUNDAMENTAL
                                                      CHARACTERISTICS ABOVE THE
                                                      MARKET AVERAGE AND THAT SUPPORT
                                                      EARNINGS GROWTH CAPABILITY.
                                                      THE FUND INVESTS AT LEAST 80%
                                                      OF ITS ASSETS IN
                                                      LARGE-CAPITALIZATION
                                                      SECURITIES, WHICH ARE DEFINED
                                                      AS SECURITIES OF COMPANIES WITH
                                                      CAPITALIZATIONS OF $3 BILLION
                                                      OR MORE.  THE FUND MAY INVEST
                                                      UP TO 20% OF ITS ASSETS IN
                                                      FOREIGN SECURITIES THROUGH ADRS
                                                      AND SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- ------------------------ --------------------------------- ----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- ------------------------ --------------------------------- ----------------------------------------
Strong Advisor             Seeks capital growth.    The Fund invests at least 65%     o        The two Funds have
International Core Fund                             of its assets in foreign equity            substantially similar
                                                    securities. The Fund invests in            investment objectives,
                                                    foreign equity securities of               principal strategies and
                                                    any size from any country,                 investment policies, and
                                                    which may include equity                   invest in substantially
                                                    securities from emerging                   similar investments, except
                                                    markets, that appear to have               that the WF International
                                                    strong growth potential and                Core Fund invests at least
                                                    that may offer good relative               80% of its assets in non-U.S.
                                                    value based on valuation                   securities, as compared to
                                                    measures such as earnings, cash            the Strong Advisor
                                                    flow, or asset value.                      International Core Fund which
                                                                                               invests at least 65% of its
                                                                                               assets in foreign equity
                                                                                               securities.
                                                                                      o        The WF International Core
                                                                                               Fund is allowed to apply more
                                                                                               flexible criteria then the
                                                                                               Strong Advisor International
                                                                                               Core Fund in determining
                                                                                               whether a security is a
                                                                                               non-U.S. security.
-------------------------- ------------------------ --------------------------------- ----------------------------------------
WF INTERNATIONAL CORE      SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80%
FUND (NEW)                 CAPITAL APPRECIATION.    OF ITS ASSETS IN NON-U.S.
                                                    SECURITIES.
-------------------------- ------------------------ --------------------------------- ----------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Large       Seeks total return by      The Fund invests at least 80%     o    The WF Large Company Core Fund,
Company Core Fund          investing for both         of its assets in securities of         like the Strong Advisor Large
                           income and capital         large-capitalization companies         Company Core Fund, seeks total
                           growth.                    which offer the potential for          return, while the Strong Value Fund
                                                      capital growth or which are            seeks capital growth.
                                                      believed to be undervalued        o    The WF Large Company Core Fund,
                                                      relative to the market based on        like the Strong Advisor Large
                                                      earnings potential, discounted         Company Core, invests at least 80%
                                                      cash flows, or asset value.            of its assets in
                                                      Large-capitalization companies         large-capitalization securities,
                                                      are defined as those companies         whereas the Strong Value Fund
                                                      with a market capitalization           invests at least 65% of its assets
                                                      substantially similar to that          in equity securities (without
                                                      of companies in the S&P 500            committing to any particular
                                                      Index at the time of                   capitalization ranges).
                                                      investment.  The Fund may         o    The WF Large Company Core Fund
                                                      invest up to 25% of its assets         does not necessarily follow the
                                                      in foreign securities. Although        four-step investment discipline of
                                                      the Fund can invest in any             the Strong Value Fund.
                                                      economic sector, at times it      o    The WF Large Company Core Fund
                                                      may emphasize one or more              and the Strong Advisor Large
                                                      particular sectors.                    Company Core Fund define their
                                                                                             capitalization ranges differently.
                                                                                             The WF Large Company Core Fund
                                                                                             defines large-capitalization
                                                                                             companies as those with market
                                                                                             capitalizations of $3 billion or
                                                                                             more, whereas the Strong Advisor
                                                                                             Large Company Core Fund defines
                                                                                             large-capitalization companies as
                                                                                             those with market capitalizations
                                                                                             substantially similar to those of
                                                                                             companies in the S&P 500 Index at
                                                                                             the time of investment, which may,
                                                                                             at times, set a minimum that is
                                                                                             higher or lower than $3 billion.
                                                                                        o    The WF Large Company Core Fund
                                                                                             may invest up to 25% of its assets
                                                                                             in foreign securities through ADRs
                                                                                             and similar investments, whereas
                                                                                             the Strong Advisor Large Company
                                                                                             Core Fund and Strong Value Fund may
                                                                                             invest up to 25% of their assets
                                                                                             directly or indirectly in foreign
                                                                                             securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Value Fund          Seeks capital growth.      The Fund invests at least 65%
                                                      of its assets in equity
                                                      securities.  The Fund's manager
                                                      follows a four-step investment
                                                      discipline.  First, the manager
                                                      identifies trends or events
                                                      that may serve as catalysts to
                                                      increase the value of a company
                                                      or group of companies.  Second,
                                                      the manager looks for large-
                                                      and medium-capitalization
                                                      companies with strong balance
                                                      sheets, experienced management,
                                                      and competitive positions.
                                                      Third, the manager looks for
                                                      companies that are inexpensive
                                                      relative to one or more
                                                      valuation measures such as
                                                      earnings, cash flow, or asset
                                                      value.  The fourth step is for
                                                      the manager to sell positions
                                                      when a stock price declines 15%
                                                      from its average cost and the
                                                      outlook for the company has
                                                      deteriorated.  The Fund may
                                                      invest up to 25% of its assets
                                                      in foreign securities.
                                                      Although the Fund may invest in
                                                      any economic sector, at times
                                                      it may emphasize one or more
                                                      particular sectors.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF LARGE COMPANY CORE      SEEKS TOTAL RETURN         THE FUND INVESTS AT LEAST 80%
FUND (NEW)                 COMPRISED OF LONG-TERM     OF ITS ASSETS IN SECURITIES OF
                           CAPITAL APPRECIATION AND   LARGE-CAPITALIZATION COMPANIES,
                           CURRENT INCOME.            WHICH ARE DEFINED AS THOSE WITH
                                                      MARKET CAPITALIZATIONS OF $3
                                                      BILLION OR MORE.  THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN FOREIGN SECURITIES THROUGH
                                                      ADRS AND SIMILAR INVESTMENTS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------


-------------------------- ------------------------ --------------------------------- ----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- ------------------------ --------------------------------- ----------------------------------------
-------------------------- ------------------------ --------------------------------- ----------------------------------------
Strong Advisor Mid Cap     Seeks capital growth.    The Fund invests at least 80%     o        The two Funds have
Growth Fund                                         of its assets in equity                    substantially similar
                                                    securities of                              investment objectives,
                                                    medium-capitalization companies            principal strategies and
                                                    that the Fund's manager                    investment policies, and
                                                    believes have favorable                    invest in substantially
                                                    prospects for above average and            similar investments, except
                                                    sustainable growth of earnings             that the WF Montgomery Mid
                                                    and revenue.  The Fund defines             Cap Growth Fund is not
                                                    "medium-capitalization                     permitted to invest in
                                                    companies" as companies with a             foreign securities, whereas
                                                    market capitalization                      the Strong Advisor Mid Cap
                                                    substantially similar to that              Growth Fund may invest up to
                                                    of companies in the Russell                25% of its assets in foreign
                                                    Midcap(R) Index at the time of             securities.
                                                    investment.  The Fund may
                                                    invest up to 25% of its assets
                                                    in foreign securities.
                                                    Although the Fund may invest in
                                                    any economic sector, at times
                                                    it may emphasize one or more
                                                    particular sectors.
-------------------------- ------------------------ --------------------------------- ----------------------------------------
WF MONTGOMERY MID CAP      SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80%
GROWTH FUND                CAPITAL APPRECIATION.    OF ITS ASSETS IN
                                                    MID-CAPITALIZATION SECURITIES.
                                                    GENERALLY, SUCH SECURITIES WILL
                                                    BE THOSE OF COMPANIES WITH
                                                    MARKET CAPITALIZATIONS WITHIN
                                                    THE RANGE OF THE RUSSELL
                                                    MIDCAP(R) INDEX.
-------------------------- ------------------------ --------------------------------- ----------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES                 OBJECTIVES                PRINCIPAL STRATEGIES                     KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Municipal Bond      Seeks total return by      The Fund invests at least 80%     o    The principal strategies and
Fund                       investing for a high       of its assets in municipal             investment approach of the WF
                           level of federally         bonds, including long-term,            Municipal Bond Fund will be
                           tax-exempt current         higher- and medium-quality             substantially similar to those of
                           income with a moderate     municipal bonds.  The Fund may         the Strong Municipal Bond Fund, so
                           degree of share-price      invest up to 25% of its assets         there will be no material
                           fluctuation.               in securities that are of lower        differences between those two Funds.
                                                      quality (e.g., high-yield or      o    The WF Municipal Bond Fund is
                                                      junk bonds).  The Fund may also        not required to invest a specified
                                                      invest up to 20% of its assets         percentage in high-quality
                                                      in taxable securities of               securities, where as the Strong
                                                      comparable quality to its              Advisor Municipal Bond Fund must
                                                      investments in municipal               invest at least 75% of its assets
                                                      obligations, including U.S.            in higher-quality securities (e.g.,
                                                      Government securities, bank and        securities rated AAA through A by
                                                      corporate obligations, and             S&P).
                                                      short-term fixed-income
                                                      securities.  The Fund typically
                                                      maintains an average effective
                                                      maturity between five and
                                                      twenty years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Municipal   Seeks total return by      The Fund invests at least 80%
Bond Fund                  investing for a high       of its assets in municipal
                           level of federal           bonds, and at least 75% of its
                           tax-exempt current         assets in higher-quality
                           income.                    municipal securities (e.g.,
                                                      securities rated AAA through A
                                                      by S&P) as determined at the
                                                      time of purchase.  The Fund
                                                      expects to invest primarily in
                                                      municipal bonds whose interest
                                                      is exempt from the federal AMT.
                                                      The Fund typically maintains an
                                                      average effective maturity of
                                                      between five and twenty years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF MUNICIPAL BOND FUND     SEEKS CURRENT INCOME       THE PRINCIPAL STRATEGIES OF THE
(NEW)                      EXEMPT FROM FEDERAL        FUND ARE SUBSTANTIALLY SIMILAR
                           INCOME TAX.                TO THOSE OF THE STRONG
                                                      MUNICIPAL BOND FUND.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- ------------------------ --------------------------------- ----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- ------------------------ --------------------------------- ----------------------------------------
Strong Advisor Select      Seeks capital growth.    The Fund invests at least 65%     o     The WF Endeavor Select Fund
Fund                                                of its assets in equity                 invests at least 80% of its
                                                    securities. The Fund invests in         assets in equity securities,
                                                    the equity securities of 30 to          whereas the Strong Advisor
                                                    40 small-, medium-, and                 Select Fund invests at least 65%
                                                    large-capitalization companies          of its assets in equity
                                                    that its managers believe have          securities.
                                                    above-average earnings growth     o     The WF Endeavor Select Fund
                                                    prospects.  Although the Fund           invests up to 25% of its assets
                                                    may invest in any economic              in foreign securities through
                                                    sector, at times it may                 ADRs and similar investments,
                                                    emphasize one or more                   whereas the Strong Advisor
                                                    particular sectors.  The Fund           Select Fund invests up to 25% of
                                                    may invest up to 25% of its             its assets directly or
                                                    assets in foreign securities.           indirectly in foreign securities.
                                                    Because the Fund retains the
                                                    flexibility to invest in a
                                                    relatively small number of
                                                    stocks, it is also considered
                                                    to be non-diversified.
-------------------------- ------------------------ --------------------------------- ----------------------------------------
WF ENDEAVOR SELECT FUND    SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80%
(NEW)                      CAPITAL APPRECIATION.    OF ITS ASSETS IN EQUITY
                                                    SECURITIES; AND UP TO 25% OF
                                                    ITS ASSETS IN FOREIGN
                                                    SECURITIES THROUGH ADRS AND
                                                    SIMILAR INVESTMENTS.  BECAUSE
                                                    THE FUND RETAINS THE
                                                    FLEXIBILITY TO INVEST IN A
                                                    RELATIVELY SMALL NUMBER OF
                                                    STOCKS, IT IS ALSO CONSIDERED
                                                    TO BE NON-DIVERSIFIED.
-------------------------- ------------------------ --------------------------------- ----------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Short       Seeks total return by      The Fund invests at least 80%     o     The two Funds have
Duration Bond Fund         investing for a high       of its assets in bonds and up           substantially similar investment
                           level of income with a     to 35% of its assets in                 objectives, principal strategies
                           low degree of              lower-quality, high-yield bonds         and investment policies, and
                           share-price fluctuation.   (commonly referred to as junk           invest in substantially similar
                                                      bonds). The Fund may invest a           investments, except that the WF
                                                      significant amount in mortgage-         Ultra-Short Duration Bond Fund may
                                                      and asset-backed securities.            invest up to 25% of its assets in
                                                      The Fund may invest up to 30%           dollar-denominated debt securities
                                                      of its assets in foreign                of foreign issuers, as compared to
                                                      securities.  The Fund generally         the Strong Advisor Short Duration
                                                      maintains a duration of one             Bond Fund which may invest up to
                                                      year or less.                           30% of its assets in foreign
                                                                                              securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF ULTRA-SHORT DURATION    SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
BOND FUND (NEW)            CONSISTENT WITH CAPITAL    OF ITS ASSETS IN DEBT
                           PRESERVATION.              SECURITIES AND UP TO 35% OF ITS
                                                      ASSETS IN BELOW
                                                      INVESTMENT-GRADE DEBT
                                                      SECURITIES.  THE FUND MAY
                                                      INVEST UP TO 25% OF ITS ASSETS
                                                      IN DOLLAR-DENOMINATED DEBT
                                                      SECURITIES OF FOREIGN ISSUERS.
                                                      THE FUND GENERALLY MAINTAINS A
                                                      DURATION OF ONE YEAR OR LESS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Small Cap   Seeks capital growth.      The Fund invests at least 80%     o     The WF Small Cap Value Fund
Value Fund                                            of its assets in equity                 commits to invest a large
                                                      securities of                           percentage of its assets in
                                                      small-capitalization companies          small-capitalization securities
                                                      that the Fund's manager                 (at least 80%) as compared with
                                                      believes are undervalued                the Strong Multi Cap Value Fund,
                                                      relative to the market based on         which applies a multi-cap strategy
                                                      earnings, cash flow, or asset           (at least 80% of its assets in
                                                      value.  The Fund defines                small-, medium- and
                                                      "small-capitalization                   large-capitalization securities).
                                                      companies" as companies with a
                                                      market capitalization
                                                      substantially similar to that
                                                      of companies in the Russell
                                                      2500TM Index at the time of
                                                      investment.  The Fund may
                                                      invest up to 30% of its assets
                                                      in foreign securities.
                                                      Although the Fund may invest in
                                                      any economic sector, at times
                                                      it may emphasize one or more
                                                      particular sectors.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Multi Cap Value     Seeks long-term capital    The Fund invests at least 80%
Fund                       growth, with a secondary   of its assets in equity
                           objective of current       securities of small-, medium-,
                           income.                    and large-capitalization
                                                      companies that the Fund's
                                                      manager believes are
                                                      undervalued relative to the
                                                      market based on earnings, cash
                                                      flow, or asset value.  Although
                                                      the Fund may invest in any
                                                      economic sector, at times it
                                                      may emphasize one or more
                                                      particular sectors.  The Fund
                                                      may also invest up to 30% of
                                                      its assets in foreign
                                                      securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF SMALL CAP VALUE FUND    SEEKS LONG-TERM CAPITAL    THE FUND INVESTS AT LEAST 80%
(NEW)                      APPRECIATION.              OF ITS ASSETS IN SECURITIES OF
                                                      SMALL-CAPITALIZATION COMPANIES,
                                                      WHICH ARE DEFINED AS THOSE WITH
                                                      MARKET CAPITALIZATIONS EQUAL TO
                                                      OR LOWER THAN THE COMPANY WITH
                                                      THE LARGEST MARKET
                                                      CAPITALIZATION IN THE RUSSELL
                                                      2500(R) INDEX AT THE TIME OF
                                                      PURCHASE; AND UP TO 30% OF ITS
                                                      ASSETS IN FOREIGN SECURITIES.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Strategic   Seeks total return by      The Fund invests at least 65%     o     The [WF STRATEGIC INCOME FUND]
Income Fund                investing for a high       of its assets in medium- and            must invest at least 80% of its
                           level of current income    lower-quality corporate bonds           assets in income-producing
                           and capital growth.        (e.g., bonds rated BBB through          securities, whereas the Strong
                                                      C by S&P).  The Fund may invest         Advisor Strategic Income Fund does
                                                      up to 20% of its assets in              not have a similar investment
                                                      common stocks and up to 20% of          policy.
                                                      its assets in debt obligations
                                                      that are in default.  The Fund
                                                      may also invest in convertible
                                                      securities and mortgage-backed
                                                      and other asset-backed
                                                      securities.  The Fund may
                                                      invest up to 30% of its assets
                                                      in foreign securities.  The
                                                      Fund will typically maintain a
                                                      dollar-weighted average
                                                      effective maturity between
                                                      three and ten years.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
[WF STRATEGIC INCOME       SEEKS CURRENT INCOME       THE FUND INVESTS AT LEAST 80%
FUND] (NEW)                WHILE MAINTAINING          OF ITS ASSETS IN
                           PROSPECTS FOR CAPITAL      INCOME-PRODUCING SECURITIES.
                           APPRECIATION.              IT ALSO INVESTS UP TO 30% OF
                                                      ITS ASSETS IN FOREIGN
                                                      OBLIGATIONS, UP TO 20% OF ITS
                                                      ASSETS IN DEBT SECURITIES THAT
                                                      ARE IN DEFAULT AT THE TIME OF
                                                      PURCHASE AND UP TO 20% OF ITS
                                                      ASSETS IN COMMON STOCKS AND
                                                      CONVERTIBLE SECURITIES.  THE
                                                      FUND MAY INVEST ALL OF ITS
                                                      ASSETS IN BELOW
                                                      INVESTMENT-GRADE DEBT
                                                      SECURITIES.  THE FUND WILL
                                                      TYPICALLY MAINTAIN AN AVERAGE
                                                      EFFECTIVE MATURITY BETWEEN
                                                      THREE AND TEN YEARS.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- -------------------------- --------------------------------- ------------------------------------------
       FUND NAMES          OBJECTIVES                 PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Advisor Technology  Seeks capital growth.      The Fund invests at least 80%     o      The Funds have substantially
Fund                                                  of its assets in equity                  similar investment strategies,
                                                      securities of companies of any           except the Strong Technology 100
                                                      size that derive at least 50%            Fund limits its investments in
                                                      of their revenues, expenses, or          technology companies to 75 to 125
                                                      profits from producing,                  stocks.
                                                      developing, selling, using, or    o      The WF Specialized Technology
                                                      distributing technology                  Fund may invest up to 50% of its
                                                      products or services.  The Fund          assets in foreign securities and
                                                      may invest up to 25% of its              no more than 25% of its total
                                                      assets in foreign securities.            assets in any one foreign
                                                                                               country, although investments in
                                                                                               Japan may exceed this limitation;
                                                                                               whereas each of the Strong
                                                                                               Advisor Technology Fund and the
                                                                                               Strong Technology 100 Fund may
                                                                                               invest up to 25% of its assets in
                                                                                               foreign securities.
                                                                                        o      The WF Specialized Technology
                                                                                               Fund invests primarily in issuers
                                                                                               with an average market
                                                                                               capitalization of $500 million or
                                                                                               more, whereas the Strong Advisor
                                                                                               Technology Fund and the Strong
                                                                                               Technology 100 Fund have greater
                                                                                               flexibility to invest in issuers
                                                                                               with market capitalizations below
                                                                                               $500 million.
                                                                                        o        The WF Specialized Technology
                                                                                               Fund is a non-diversified fund,
                                                                                               whereas the Strong Advisor
                                                                                               Technology Fund and the Strong
                                                                                               Technology 100 Fund are
                                                                                               diversified funds, which means
                                                                                               they are more limited in the
                                                                                               amount they may invest in any one
                                                                                               issuer.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
Strong Technology 100      Seeks capital growth.      The Fund invests at least 80%
Fund                                                  of its assets in 75 to 125
                                                      stocks of companies of any size
                                                      that derive at least 50% of
                                                      their revenues, expenses, or
                                                      profits from producing,
                                                      developing, selling, using, or
                                                      distributing technology
                                                      products or services.  The Fund
                                                      may invest up to 25% of its
                                                      assets in foreign securities.
-------------------------- -------------------------- --------------------------------- ------------------------------------------
WF SPECIALIZED             SEEKS LONG-TERM CAPITAL    THE FUND INVESTS PRINCIPALLY IN
TECHNOLOGY FUND            APPRECIATION BY            EQUITY SECURITIES OF TECHNOLOGY
                           INVESTING IN DOMESTIC      COMPANIES WORLDWIDE.  THE FUND
                           AND FOREIGN EQUITY         INVESTS AT LEAST 80% OF ITS
                           SECURITIES OF TECHNOLOGY   ASSETS IN SECURITIES OF
                           COMPANIES.                 TECHNOLOGY COMPANIES WHICH IT
                                                      DEFINES AS THOSE WITH REVENUES
                                                      PRIMARILY GENERATED BY
                                                      TECHNOLOGY PRODUCTS AND
                                                      SERVICES, SUCH AS COMPUTER,
                                                      SOFTWARE AND COMMUNICATIONS
                                                      EQUIPMENT AND SERVICES,
                                                      SEMI-CONDUCTOR, HEALTHCARE,
                                                      BIOTECHNOLOGY AND DEFENSE
                                                      AEROSPACE.  BECAUSE THE FUND
                                                      RETAINS FLEXIBILITY TO INVEST
                                                      IN A RELATIVELY SMALL NUMBER OF
                                                      STOCKS, IT IS ALSO CONSIDERED
                                                      TO BE NON-DIVERSIFIED.  THE
                                                      FUND MAY INVEST UP TO 50% OF
                                                      ITS ASSETS IN FOREIGN
                                                      SECURITIES, BUT NO MORE THAN
                                                      25% IN ANY ONE FOREIGN COUNTRY,
                                                      EXCEPT JAPAN.  THE FUND INVESTS
                                                      PRIMARILY IN ISSUERS WITH
                                                      AVERAGE MARKET CAPITALIZATIONS
                                                      OF $500 MILLION OR MORE,
                                                      ALTHOUGH IT MAY INVEST UP TO
                                                      15% OF ITS ASSETS IN EQUITY
                                                      SECURITIES OF COMPANIES WITH
                                                      MARKET CAPITALIZATIONS BELOW
                                                      $100 MILLION.
-------------------------- -------------------------- --------------------------------- ------------------------------------------

-------------------------- ------------------------ ---------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES               KEY DIFFERENCES
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong U.S. Emerging       Seeks capital growth.    The Fund invests at least 80% of   o     The WF Montgomery Small Cap
Growth Fund                                         its assets in equity securities          Fund invests principally in
                                                    of U.S. issuers that appear to           companies of small-capitalization
                                                    have relatively strong long-term         ranges, whereas the Strong U.S.
                                                    growth potential in revenues and         Emerging Growth Fund and the
                                                    profitability.  The Fund                 Strong Advisor U.S. Small/Mid Cap
                                                    generally invests in the equity          Growth Fund invest in companies
                                                    securities of small- and                 of small- and
                                                    medium-capitalization companies,         medium-capitalization ranges.
                                                    although the Fund can invest in    o     The Funds define their
                                                    stocks of any size.  The Fund            capitalization ranges slightly
                                                    may invest up to 20% of its              differently.  The WF Montgomery
                                                    assets in foreign securities.            Small Cap Fund defines
                                                    Although the Fund may invest in          small-capitalization companies as
                                                    any economic sector, at times it         those with a market
                                                    may emphasize one or more                capitalization of less than $2
                                                    particular sectors.                      billion at the time of purchase,
                                                                                             whereas the Strong Advisor U.S.
                                                                                             Small/Mid Cap Growth Fund defines
                                                                                             small- and medium-capitalization
                                                                                             companies as those with
                                                                                             capitalizations similar to those
                                                                                             of the Russell 2500 TM Index and
                                                                                             the Russell Midcap(R) Index,
                                                                                             respectively.  The Strong U.S.
                                                                                             Emerging Growth Fund does not
                                                                                             provide a definition for its
                                                                                             capitalization ranges.
                                                                                       o     The WF Montgomery Small Cap
                                                                                             Fund is not permitted to invest
                                                                                             in foreign securities, whereas
                                                                                             both the Strong U.S. Emerging
                                                                                             Growth Fund and the Strong
                                                                                             Advisor U.S. Small/Mid Cap Growth
                                                                                             Fund invest up to 20% of their
                                                                                             assets in foreign securities.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Advisor U.S.        Seeks capital growth.    The Fund invests at least 80% of
Small/Mid Cap Growth Fund                           its assets in equity securities
                                                    of small- and
                                                    medium-capitalization U.S.
                                                    companies that the Fund's
                                                    manager believes have favorable
                                                    prospects for growth of earnings
                                                    and capital appreciation.  The
                                                    Fund defines
                                                    "small-capitalization companies"
                                                    and "medium-capitalization
                                                    companies" as companies with a
                                                    market capitalization
                                                    substantially similar to that of
                                                    companies in the Russell 2500TM
                                                    Index and Russell Midcap(R) Index,
                                                    respectively, at the time of
                                                    investment. The Fund may invest
                                                    up to 20% of its assets in
                                                    foreign securities. Although the
                                                    Fund may invest in any economic
                                                    sector, at times it may
                                                    emphasize one or more particular
                                                    sectors.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
WF MONTGOMERY SMALL CAP    SEEKS LONG-TERM          THE FUND INVESTS AT LEAST 80% OF
FUND                       CAPITAL APPRECIATION.    ITS ASSETS IN SECURITIES OF
                                                    SMALL-CAP SECURITIES, WHICH ARE
                                                    DEFINED AS SECURITIES OF
                                                    COMPANIES WITH A MARKET
                                                    CAPITALIZATION OF LESS THAN $2
                                                    BILLION AT THE TIME OF
                                                    PURCHASE.  THE FUND MAINTAINS A
                                                    DIVERSIFIED PORTFOLIO OF
                                                    SECURITIES BELIEVED BY ITS
                                                    ADVISER TO HAVE ABOVE-AVERAGE
                                                    GROWTH POTENTIAL. THE ADVISER
                                                    FOCUSES ITS INVESTMENT STRATEGY
                                                    ON IDENTIFYING AND INVESTING IN
                                                    RAPIDLY GROWING SMALL-SIZED
                                                    COMPANIES THAT ARE IN AN EARLY
                                                    OR TRANSITIONAL STAGE OF
                                                    DEVELOPMENT.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------

-------------------------- ------------------------ ---------------------------------- -----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES               KEY DIFFERENCES
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Advisor U.S.        Seeks total return by    The Fund invests at least 80% of   o     The WF U.S. Value Fund seeks
Value Fund                 investing for both       its assets in equity securities          total return with an emphasis on
                           income and capital       of U.S. companies that the               long-term capital appreciation,
                           growth.                  Fund's manager believes are              whereas the Strong Advisor U.S.
                                                    undervalued relative to the              Value Fund seeks total return by
                                                    market based on discounted cash          investing for both income and
                                                    flows, earnings, and asset               capital growth and the Strong
                                                    value.  The Fund may invest in           Strategic Value Fund only seeks
                                                    equity securities of any size.           capital growth.
                                                    The Fund invests at least 65% of   o     The WF U.S. Value Fund must
                                                    its assets in dividend-paying            invest at least 80% of its assets
                                                    equity securities.  The Fund may         in large-capitalization
                                                    invest up to 10% of its assets           companies, which are defined as
                                                    in foreign securities.  Although         those with market capitalizations
                                                    the Fund can invest in any               of $3 billion or more, whereas
                                                    economic sector, at times it may         the Strong Advisor U.S. Value
                                                    emphasize one or more particular         Fund does not have such an
                                                    sectors.                                 investment policy.
                                                                                       o        The WF U.S. Value Fund, unlike
                                                                                             the Strong Advisor U.S. Value
                                                                                             Fund, is not required to invest
                                                                                             at least 65% of its assets in
                                                                                             dividend-paying equity securities.
                                                                                       o        The WF U.S. Value Fund may
                                                                                             invest up to 5% in foreign
                                                                                             securities through ADRs and
                                                                                             similar investments, whereas the
                                                                                             Strong Advisor U.S. Value Fund
                                                                                             may invest up to 10% of its
                                                                                             assets directly or indirectly in
                                                                                             foreign securities and the Strong
                                                                                             Strategic Value Fund may invest
                                                                                             up to 25% of its assets directly
                                                                                             or indirectly in foreign
                                                                                             securities.

-------------------------- ------------------------ ---------------------------------- -----------------------------------------
Strong Strategic Value     Seeks capital growth.    The Fund invests primarily in
Fund                                                equity securities of companies
                                                    that the Fund's manager believes
                                                    are undervalued relative to the
                                                    market based on earnings
                                                    potential, discounted cash
                                                    flows, or asset value.  The Fund
                                                    may invest in equity securities
                                                    of any size.  The Fund may
                                                    invest up to 25% of its assets
                                                    in foreign securities.  Although
                                                    the Fund can invest in any
                                                    economic sector, at times it may
                                                    emphasize one or more particular
                                                    sectors.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------
WF U.S. VALUE FUND (NEW)   SEEKS TOTAL RETURN       THE FUND INVESTS AT LEAST 80% OF
                           WITH AN EMPHASIS ON      ITS ASSETS IN U.S. SECURITIES.
                           LONG-TERM CAPITAL        THE FUND INVESTS AT LEAST 80% OF
                           APPRECIATION.            ITS ASSETS IN SECURITIES OF
                                                    LARGE-CAPITALIZATION COMPANIES,
                                                    WHICH ARE DEFINED AS THOSE WITH
                                                    MARKET CAPITALIZATIONS OF $3
                                                    BILLION OR MORE.
-------------------------- ------------------------ ---------------------------------- -----------------------------------------

-------------------------- ------------------------ --------------------------------- ----------------------------------------
       FUND NAMES          OBJECTIVES               PRINCIPAL STRATEGIES              KEY DIFFERENCES
-------------------------- ------------------------ --------------------------------- ----------------------------------------
Strong Advisor Utilities   Seeks total return by    The Fund invests at least 80%     o     The WF Equity Income Fund
& Energy Fund              investing for both       of its assets in equity                 does not concentrate its
                           income and capital       securities of public utility            investments on a particular
                           growth.                  companies and energy companies          sector, whereas the Strong
                                                    that pay current dividends and          Advisor Utilities & Energy Fund
                                                    whose earnings are expected to          concentrates its investments in
                                                    improve.  The Fund considers a          equity securities of public
                                                    company to be in the utilities          utility companies and energy
                                                    or energy sector if at least            companies.
                                                    50% of the company's revenues,    o     The WF Equity Income Fund
                                                    expenses or profits are derived         invests at least 80% of its
                                                    from its utilities or energy            assets in large-capitalization
                                                    activities.  The Fund may               securities, whereas the Strong
                                                    invest up to 30% of its assets          Advisor Utilities & Energy Fund
                                                    in foreign securities.                  does not have similar investment
                                                                                            requirements.
                                                                                      o     The WF Equity Income Fund may
                                                                                            invest foreign securities
                                                                                            through ADRs and similar
                                                                                            investments, whereas the Strong
                                                                                            Advisor Utilities & Energy Fund
                                                                                            may invest directly or
                                                                                            indirectly in foreign securities.
-------------------------- ------------------------ --------------------------------- ----------------------------------------
WF EQUITY INCOME FUND      SEEKS LONG-TERM          THE FUND IS A GATEWAY FEEDER
                           CAPITAL APPRECIATION     FUND THAT INVESTS SUBSTANTIALLY
                           AND ABOVE-AVERAGE        ALL OF ITS ASSETS IN A CORE
                           DIVIDEND INCOME.         PORTFOLIO WITH SUBSTANTIALLY
                                                    IDENTICAL INVESTMENT
                                                    POLICIES.   THE FUND, THROUGH
                                                    THE CORE PORTFOLIO, INVESTS AT
                                                    LEAST 80% OF ITS ASSETS IN
                                                    INCOME-PRODUCING EQUITY
                                                    SECURITIES AND AT LEAST 80% OF
                                                    ITS ASSETS IN
                                                    LARGE-CAPITALIZATION
                                                    SECURITIES, WHICH ARE DEFINED
                                                    AS SECURITIES OF COMPANIES WITH
                                                    MARKET CAPITALIZATIONS OF $3
                                                    BILLION OR MORE.
-------------------------- ------------------------ --------------------------------- ----------------------------------------

COMMON AND SPECIFIC RISK CONSIDERATIONS


     Because of the similarities in investment objectives and policies, the Acquired Funds and the Acquiring Funds, for the most part, are subject to substantially similar investment risks. The following discussion describes the principal risks that may affect the Funds' portfolios as a whole, and compares the principal risks associated with each Acquired Fund and its corresponding Acquiring Fund (in bold print). Information regarding the specific risks for each Fund, including which of the principal risks described below are applicable to each Fund, may be found below, as well as in the prospectus for each Acquired Fund and in Exhibit C for the Acquiring Funds. Each Fund, except the WF Equity Income Fund and WF Large Company Growth Fund, is actively managed. There is no guarantee that the investment techniques and risk analyses used by each Fund's managers will produce the desired results. An investment in a Fund is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.


     ACTIVE TRADING. Funds that have an active trading investment strategy have a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains or losses.


     DEBT SECURITIES. Funds that invest in debt securities, such as notes and bonds, are subject to credit risk and interest rate risk, and maturity risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of securities in a Fund's portfolio investments, including U.S. Government or municipal obligations. Maturity risk is the risk that debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt securities held in a Fund, unless the securities have adjustable or variable rate features, which can reduce the effect of interest rate changes on the value of those securities. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, and affect their value and the return on your investment.


     DERIVATIVES. When derivatives are used by a Fund to hedge its exposure on a different security or asset, there is the risk to the Fund that movement in the value of the derivative and the hedged security or asset are not perfectly matched at all times (correlation risk). When investing in futures, the Fund is also exposed to the risk that the future value of the underlying asset (e.g., security or commodity) may be higher or lower than the agreed sale or purchase price, respectively, agreed to by the Fund (margin risk). When the Fund writes put and call options, the Fund is also exposed to the risk of future declines (in the case of a written put option) or future increases (in the case of a written call option) in the value of the underlying asset that the Fund has agreed to purchase or sell, respectively (cover risk). When purchasing options, the Fund is exposed to the potential loss of the option purchase price (premium risk). To the extent required by law, Funds using derivatives will cover resulting financial risks (including writing put and call options) either by holding the underlying assets, purchasing or selling offsetting positions, or designating liquid assets to cover such financial exposure. Derivatives (especially derivatives created in the "over-the-counter" market) are generally illiquid (liquidity risk), and the market for derivatives is largely unregulated. The use of derivatives may not always be a successful strategy, and using them could lower a Fund's return.


     EQUITY SECURITIES. Funds that invest in equity securities are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stock and certain individual stocks selected for a Fund's portfolio may underperform or decline in value more than the overall market. Therefore, when you sell your investment, you may receive more or less money than you originally invested. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. Also, there is no guarantee that stocks selected as "undervalued" using a value style approach will perform as expected. Funds that invest in small- and medium-capitalization companies ("smaller companies") and in foreign investments (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. Smaller companies may have more limited product lines, markets and financial resources, and more aggressive capital structures than large-capitalization companies ("larger companies"), and may be involved in rapidly growing or changing industries and/or new technologies. Stocks of smaller companies tend to be more volatile, have lower trading volume, and are less liquid than larger companies' stocks; and smaller companies generally have higher failure rates than larger companies.


     FOREIGN SECURITIES. A Fund's investments in foreign issuers and emerging market securities also are subject to special risks associated with international investing, including those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently than U.S. markets. Emerging market securities typically present greater exposure to these same risks and can present additional risks, such as social unrest and political upheaval, which can make them more volatile than investments in more established foreign markets. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies thereby reducing their earnings potential. Direct investment in foreign securities involves exposure to other risks, including those related to fluctuations in foreign currency exchange rates, withholding or other taxes, trade settlement, custodial and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. Indirect investments in foreign securities, through ADRs and similar investments, involve exposure to all the foreign securities risks discussed above, except for the additional risks described for direct investments in foreign companies.


     HIGH-YIELD SECURITIES. High-yield securities are debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (sometimes referred to as "junk bonds"). Such securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated debt securities may be less liquid and more difficult to value than higher-rated securities.


     MORTGAGE- AND ASSET-BACKED SECURITIES. Funds that invest in mortgage- and asset-backed securities are subject to additional risks besides interest rate and credit risk. Mortgage-backed securities may not be guaranteed by the U.S. Treasury. Mortgage- and asset-backed securities are subject to prepayment acceleration and extension risk, either of which can reduce the rate of return on a portfolio. Asset-backed securities also are subject to the risk of default on the underlying assets, particularly during periods of economic downturn.


     MUNICIPAL SECURITIES. Funds that invest in municipal securities are subject to the risk that economic, business, or political developments may affect the ability of municipal issuers, obligors, and guarantors to repay principal and to make interest payments. In addition, municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a non-payment risk for the Fund. To reduce risks created by non-appropriation, the Fund's managers try to invest in municipal leases involving essential public-use projects from creditworthy municipalities. To the extent the Fund invests in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, healthcare, hospitals, industrial development, pollution control, retirement and assisted living centers, single- and multi-family low income housing, and energy productions), it is subject to the risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting these types of municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.


     SECTOR. To the extent the Fund invests in a particular sector, it is subject to the risks of that sector. Returns in an economic sector may trail returns from other economic sectors. As a group, sectors tend to go through cycles of doing better or worse than the securities market in general. These periods may last several years. In addition, the sectors that dominate the market will change over time. For more information on sector risk, consult the Funds' statement of additional information.


     U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.


STRONG ADVISOR BOND FUND/STRONG CORPORATE INCOME FUND/WF MONTGOMERY TOTAL RETURN BOND FUND


     The Funds are primarily subject to the risks associated with investments in debt securities, derivatives, and mortgage- and asset-backed securities, and active trading, as described above. The Strong Advisor Bond Fund is also subject to the risks of investments in U.S. Government obligations. While the WF Montgomery Total Return Bond Fund and Strong Advisor Bond Fund may each invest up to 20% of its assets in lower-quality, high yield bonds, the Strong Corporate Income Fund is not permitted to make such investments, and is therefore, not subject to the additional risks associated with these investments. Thus, the Strong Advisor Bond Fund and WF Montgomery Total Return Bond Fund are also subject to the risks associated with investments in high-yield securities.


     In addition, all three of these Funds may be subject to the risks associated with investments in foreign securities. While the WF Montgomery Total Return Bond Fund may invest a similar percentage of its assets in foreign securities (up to 20%) as compared to the Strong Advisor Bond Fund (up to 20%) and the Strong Corporate Income Fund (up to 30%), the WF Montgomery Total Return Bond Fund may only invest in dollar-denominated debt securities of foreign issuers, thus minimizing exposure to foreign currency risk.


STRONG ADVISOR COMMON STOCK FUND/WF COMMON STOCK FUND


     Because the WF Common Stock Fund will follow substantially similar investment policies and restrictions as the Strong Advisor Common Stock Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investments in equity securities, as described above. In addition, both Funds are subject to the risks associated with investing in smaller companies. The Funds are also subject to the risks associated with investments in foreign securities. Both Funds are subject to an express limitation on the amount they may invest in foreign securities (up to 25%).


STRONG ADVISOR ENDEAVOR LARGE CAP FUND/WF ENDEAVOR LARGE CAP FUND


     The Funds are primarily subject to the risks associated with investments in equity securities and active trading, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Endeavor Large Cap Fund may only invest in such securities through ADRs and similar investments. Thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.


STRONG ADVISOR FOCUS FUND/STRONG BLUE CHIP FUND/WF LARGE COMPANY GROWTH FUND


     All three of the Funds are primarily subject to the risks associated with equity securities, as described above. The Strong Advisor Focus Fund and the Strong Blue Chip Fund are also subject to the risks associated with active trading, sector investments, and use of derivatives, as described above. Also, because the Strong Blue Chip Fund focuses its investments in blue chip companies, it is subject to greater risk than funds that invest in a broader range of securities, because of the impact (positive or negative) that developments affecting blue chip companies could have on its portfolio. The WF Large Company Growth Fund principally invests in securities of larger companies. Because the Strong Advisor Focus Fund invests in equity securities of companies of any size, it is subject to the risks associated with investing in smaller companies.


     In addition, all three of the Funds may be subject to the risks associated with investments in foreign securities. While the WF Large Company Growth Fund may invest a similar percentage of its assets in foreign securities (up to 20%) as compared to the Strong Advisor Focus Fund (up to 25%) and the Strong Blue Chip Fund (any amount in dollar-denominated securities), the WF Large Company Growth Fund may only invest in such securities through ADRs and similar investments in foreign securities. The Strong Blue Chip Fund is not exposed to foreign currency risk.


STRONG ADVISOR INTERNATIONAL CORE FUND/WF INTERNATIONAL CORE FUND


     Because the WF International Core Fund will follow substantially similar investment policies and restrictions as the Strong Advisor International Core Fund, there are no material differences in the risks associated with investing in the Funds, except to the extent the WF International Core Fund's more flexible definition of non-U.S. securities allows it to choose from a broader array of securities. Both Funds are primarily subject to the risks associated with investments in equity securities and foreign securities, as described above. In addition, the Funds are also subject to the risks associated with investing in smaller companies. To the extent the WF International Core Fund invests more assets in foreign securities (at least 80%) as compared to the Strong Advisor International Core Fund (at least 65%), it could be subject to greater volatility and greater risk emanating from such securities, including political and regulatory risks.


STRONG ADVISOR LARGE COMPANY CORE FUND/STRONG VALUE FUND/WF LARGE COMPANY CORE FUND


     The Funds are primarily subject to the risks associated with investments in equity securities, as described above. The Strong Advisor Large Company Core Fund and Strong Value Fund also are subject to active trading. The Strong Value Fund is also subject to the risks associated with investments in smaller companies, derivatives, and sectors, as described above.


     In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Large Company Core Fund may only invest in such securities through ADRs and similar investments. Thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities.


STRONG ADVISOR MID CAP GROWTH FUND/WF MONTGOMERY MID CAP GROWTH FUND


     Because the WF Montgomery Mid Cap Growth Fund will follow substantially similar investment policies and restrictions as the Strong Advisor Mid Cap Growth Fund, there are no material differences in the risks associated with investing in the Funds, except with respect to foreign securities and active trading. Both Funds are primarily subject to the risks associated with investments in equity securities and sectors, as described above. In addition, both Funds are subject to the risks associated with investments in smaller companies.

     The Strong Advisor Mid Cap Growth Fund is also subject to the risks associated with investments in foreign securities and active trading. While the Strong Advisor Mid Cap Growth Fund may invest up to 25% of its assets in foreign securities, the WF Montgomery Mid Cap Growth Fund may not invest in foreign securities. Thus the WF Montgomery Mid Cap Growth Fund is not exposed to the risks associated with investments in foreign securities.

STRONG MUNICIPAL BOND FUND/STRONG ADVISOR MUNICIPAL BOND FUND/WF MUNICIPAL BOND FUND


     All three of these Funds are primarily subject to the risks associated with investments in debt securities, as described above. In addition, the Funds are subject to the risks associated with investments in high yield securities, derivatives, and municipal securities. The Strong Municipal Bond Fund and the WF Municipal Bond Fund are subject to the risks of active trading. To the extent the WF Municipal Bond Fund invests more than 25% of its assets in medium or lower quality securities, it may be subject to greater high-yield securities risk than the Strong Municipal Bond Fund and Strong Advisor Municipal Bond Fund, which may invest only up to 25% in debt securities rated below A by S&P.


STRONG ADVISOR SELECT FUND/WF ENDEAVOR SELECT FUND


     There are no material differences in the risks associated with investing in the Funds. The Funds are primarily subject to the risks associated with investments in equity securities, smaller companies, and active trading, as described above. In addition, the Funds may be subject to the risks associated with investments in foreign securities. While each Fund may invest up to 25% of its assets in foreign securities, the WF Endeavor Select Fund may only invest in such securities through ADRs and similar investments. Thus the Fund is not exposed to the additional risks associated with direct investments in foreign securities. Finally, each of the Strong Advisor Select and WF Endeavor Select Funds, as a non-diversified fund, may invest a larger percentage of its assets in the securities of a single issuer, which could subject it to greater risks than a more diversified fund because of the impact (positive or negative) that any one issuer could have on the Fund's portfolio.


STRONG ADVISOR SHORT DURATION BOND FUND/WF ULTRA-SHORT DURATION BOND FUND


     Because the WF Ultra-Short Duration Bond Fund will follow substantially similar investment policies and restrictions as the Strong Short Duration Bond Fund, there are no material differences in the risks associated with investing in the Funds. Both Funds are primarily subject to the risks associated with investments in debt securities, mortgage- and asset-backed securities, derivatives, and active trading, as described above. The Funds are also subject to the risks associated with investments in high yield securities. Each Fund may invest up to 35% of its assets in below investment-grade debt securities.


     In addition, the Funds may be subject to the risks associated with investments in foreign securities. While the WF Ultra-Short Duration Bond Fund may invest a similar percentage of its assets in foreign securities (up to 25%) as compared to the Strong Short Duration Bond Fund (up to 30%), the WF Ultra-Short Duration Bond Fund may only invest in dollar-denominated debt securities of foreign issuers, thus minimizing exposure to currency risk.


STRONG ADVISOR SMALL CAP VALUE FUND/STRONG MULTI CAP VALUE FUND/WF SMALL CAP VALUE FUND


     The Funds are primarily subject to the risks associated with equity securities, smaller companies, use of derivatives, and sector investments, as described above. In addition, the Funds may be subject to the risk associated with investments in foreign securities. Each Fund may invest up to 30% of its assets in foreign securities.


STRONG ADVISOR STRATEGIC INCOME FUND/[WF STRATEGIC INCOME FUND]


     The Funds are primarily subject to the risks associated with debt securities and active trading, as described above. The Funds are also subject to the risks associated with high yield securities and foreign securities, as described above. Each Fund may invest up to 30% of its assets in foreign securities.


STRONG  ADVISOR  TECHNOLOGY   FUND/STRONG  TECHNOLOGY  100  FUND/WF  SPECIALIZED
TECHNOLOGY FUND


     All three of the Funds are primarily subject to the risks associated with investments in equity securities, smaller companies, sector investments, and active trading, as described above. Also, because the Funds concentrate their investments in the technology and related sectors, they are subject to greater risk than less concentrated funds because of the impact (positive or negative) that developments affecting the technology sector could have on their respective portfolios.


     In addition, the Funds may be subject to the risks associated with investments in foreign securities. The WF Specialized Technology Fund may invest up to 50% of its assets in foreign securities, whereas the Strong Advisor Technology Fund and the Strong Technology 100 Fund may invest up to 25% of each of their assets in foreign securities. Thus, to the extent that the WF Specialized Technology Fund utilizes this flexibility to invest a significantly larger percentage of its assets in foreign securities, it could be subject to increased risk from foreign securities as compared to the Strong Advisor Technology Fund and the Strong Technology 100 Fund. Finally, the WF Specialized Technology Fund, as a non-diversified fund, reserves the right to invest a larger percentage of its assets in the securities of a single issuer. If the WF Specialized Technology Fund chooses to exercise this right, it would be subject to relatively greater risks than the Strong Advisor Technology Fund and the Strong Technology 100 Fund because of the impact (positive or negative) that any on issuer could have on the Fund's portfolio.


STRONG U.S. EMERGING GROWTH FUND/STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND/WF MONTGOMERY SMALL CAP FUND


     The Funds are primarily subject to the risks associated with investments in equity securities, smaller companies, and sectors as described above.


     In addition, the Strong U.S. Emerging Growth Fund and the Strong Advisor U.S. Small/Mid Cap Growth Fund are also subject to the risks associated with foreign securities and active trading. The WF Montgomery Small Cap Fund may not invest in foreign securities, whereas both the Strong U.S. Emerging Growth Fund and Strong Advisor U.S. Small/Mid Cap Growth Fund may invest up to 25% of each of their assets in foreign securities. Accordingly, the WF Montgomery Small Cap Fund is not exposed to the risks associated with investments in foreign securities.


STRONG ADVISOR U.S. VALUE FUND/STRONG STRATEGIC VALUE FUND/WF U.S. VALUE FUND


     The Funds are primarily subject to the risks associated with investments in equity securities, derivatives, and sectors, as described above. All three of the Funds are also subject to the risks associated with investments in foreign securities. The WF U.S. Value Fund may invest up to 5% of its assets in foreign securities and the Strong Advisor U.S. Value Fund may invest up to 10% of its assets in foreign securities, while the Strong Strategic Value Fund may invest up to 25% in foreign securities. Thus the Strong Strategic Value Fund is subject to greater foreign securities risk. The Strong Strategic Value Fund is also subject to the risks associated with active trading.


STRONG ADVISOR UTILITIES & ENERGY FUND/WF EQUITY INCOME FUND


     The Funds are primarily subject to the risks associated with equity securities and active trading, as described above. Also, because the Strong Advisor Utilities & Energy Fund concentrates its investments in the utilities and energy and related sectors, it is subject to greater risk than less concentrated funds because of the impact (positive or negative) that developments affecting the utilities and energy sector could have on its portfolio. The Strong Advisor Utilities & Energy Fund invests in smaller companies, which may subject it to greater risk than the WF Equity Income Fund, which focuses on larger companies. The Funds are also subject to differing degrees of risk associated with investments in foreign securities. The Strong Advisor Utilities & Energy Fund may invest up to 30% of its net assets in foreign securities (including both direct investments and investments through ADRs) while for the WF Equity Income Fund, investing in foreign securities is not a primary investment strategy.


COMPARISON OF ACCOUNT FEATURES AND SERVICES


     The following compares the distribution arrangements, pricing policies, class structure, purchase, redemption, and exchange policies, redemption fees, and distribution policies of the Strong Funds and Wells Fargo Funds.


     DISTRIBUTION ARRANGEMENTS. As the principal underwriter for the Strong Funds, Strong Investments, Inc. ("SII") uses its best efforts to distribute shares of the Funds on a continuous basis. Stephens Inc. ("Stephens") currently acts, and Wells Fargo Funds Distributor ("Funds Distributor") has been approved to act, beginning at or before the closing of the Reorganization, as the principal underwriter for the Wells Fargo Funds. Each of Stephens and Funds Distributor (collectively, "Wells Distributor") shall use its best efforts to distribute shares of the Funds on a continuous basis. Both Strong Funds and Wells Fargo Fund shares may be sold through broker-dealers and others who have entered into sales agreements with the principal underwriter. Investor Class, Institutional Class, Class B, Class C, Class K, and Class Z shares of the Strong Funds and Investor Class, Select Class, Class B, Class C, and Institutional Class shares of the Wells Fargo Funds are offered for sale at the next determined net asset value per share ("NAV"). Class A shares are offered for sale at the next determined NAV per share plus, with certain exceptions, an initial sales charge. Class B and Class C shares, and Class A shares on which the initial sales charge has been waived, are subject to a contingent deferred sales charge ("CDSC"), based on a percentage of the original purchase price. A portion of the sales charges payable may be reallowed to retail dealers involved in the transaction. SII and SCM are affiliated. Funds Distributor and Funds Management are affiliated. Stephens is not affiliated with Funds Management.


     The Strong Funds that offer Class A, Class B and Class C shares and the Strong Strategic Value Fund, on behalf of its Investor Class shares have adopted a distribution and service plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"). The Plan was adopted by the Board, including a majority of the Directors who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Each Strong Fund is authorized to make payments to SII in connection with the distribution and shareholder services provided with respect to Class A, Class B, Class C, and certain Investor Class shares at the annual rate of 0.25% of the Strong Fund's average daily net assets attributable to Class A and Investor Class shares, and at the annual rate of up to 1.00% of the Strong Fund's average daily net assets attributable to Class B and Class C shares, out of which 0.25% may be used for service fees. Amounts received by SII under the Rule 12b-1 plan may be spent for any activities or expenses primarily intended to result in the sale of shares or the servicing of shareholders. The Strong Fund's Rule 12b-1 plan is a compensation plan because payments under the plan are made for services rendered regardless of the level of expenditures made by SII.


     The Wells Fargo Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 for their Class B and Class C shares. The Plan was adopted by the Wells Fargo Funds Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan. Under the Plan and pursuant to the related distribution agreement, the Class B and Class C shares of the Funds pay Wells Distributor on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each Class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The actual fee payable by the Funds' Class C shares is determined, within such limits, from time to time by mutual agreement between the Wells Fargo Funds and Wells Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. Wells Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from Wells Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. Wells Distributor may retain any portion of the total distribution fee payable to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


     PRICING POLICIES. The NAV of a mutual fund, plus any applicable sales charges, is the price you pay for buying, selling, or exchanging shares of the Fund. The NAV for the Strong Funds is calculated in the same manner as the NAV for the Wells Fargo Funds, although methods used to value the securities held by the Funds may be slightly different.


     The NAV for both the Strong Funds and Wells Fargo Funds is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (usually, 4:00 p.m. Eastern Time) every day the NYSE is open. If the NYSE closes at any other time, or if an emergency exists, the NAV may be calculated at a different time. The NAV of each Class of shares of the Strong Funds and Wells Fargo Funds is calculated by taking the value of each Fund's assets attributable to that Class, subtracting all its liabilities attributable to that Class, and dividing by the total number of shares outstanding of that Class. Expenses are accrued and applied daily when determining the NAV.


     Generally, equity securities traded on a national securities exchange are valued each business day at the last sales price. Securities traded on the Nasdaq Stock Market are valued each business day using the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities for which there are no transactions and Nasdaq-traded securities (generally foreign securities) are valued based on market quotations. The Strong Funds value securities on the basis of information provided by a pricing service or broker quotations, as appropriate. If pricing service information or broker quotations are not readily available, the Strong Funds determine the fair value of the security in good faith under the supervision of the Board. A Fund that uses fair value procedures to price securities may value those securities higher or lower than actual market quotations or higher or lower than other funds using their own fair value procedures to price the same securities. Debt securities may be valued by pricing services that utilize electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, bid and asked prices are used to determine the market value of debt securities. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined by the Board. Debt securities having remaining maturities of 60 days or less may be valued by the amortized cost method when the Board determines that the fair value of such securities is their amortized cost. Some of a Fund's portfolio securities may be listed on foreign exchanges that trade on days when the NAV is not calculated. As a result, the value of a Fund's investments may change on days when shares may not be purchased or redeemed. In addition, a foreign exchange may not value its listed securities at the same time that the NAV is calculated. Events affecting the values of foreign securities that occur after the time a foreign exchange assigns a price to the foreign securities and before the time when the NAV is calculated, including movements of the domestic market, generally will be reflected in a Fund's NAV if Strong Investor Services, Inc. ("SIS"), under the supervision of the Board, determines that such events require fair valuation of those foreign securities that may be affected by the event.


     The Wells Fargo Funds investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. The Wells Fargo Funds use fair value pricing methods to determine the values of certain investments, including if the Fund believes that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. The Wells Fargo Funds use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market price is still reliable and, if not, what fair market value to assign to the security. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.


     In addition, the Strong Funds and the Wells Fargo Funds may not use the same pricing services, which could result in pricing differences at the time of the Reorganization.


     See the Strong Funds and Wells Fargo Funds SAIs, which are incorporated by reference herein, for further information.


     CLASS STRUCTURE. The Strong Funds may offer up to eight share Classes (Investor, Advisor, Institutional, A, B, C, K, and Z). The Wells Fargo Funds may offer up to twelve share Classes (Investor, Investor-Liquidity Reserve Money Market, Administrator, Advisor, Institutional, Select, Service, A, B, C, D, and
Z), each with a different combination of sales charges, fees, eligibility requirements and other features. Only the Investor Class, Institutional Class, Select Class, Class A, Class B, Class C, Class K, and Class Z shares are described in this Prospectus/Proxy Statement.


CLASS A


     YOU CAN BUY CLASS A SHARES OF THE STRONG FUNDS AND WELLS FARGO FUNDS AT THE OFFERING PRICE, WHICH IS THE NAV PLUS AN UP-FRONT SALES CHARGE. YOU MAY QUALIFY FOR A REDUCED SALES CHARGE OR THE SALES CHARGE MAY BE WAIVED. SII, FOR THE STRONG FUNDS, AND WELLS DISTRIBUTOR, FOR THE WELLS FARGO FUNDS, RETAINS THE UP-FRONT SALES CHARGE AND THE SERVICE FEE ON ACCOUNTS WITH NO AUTHORIZED DEALER OF RECORD. THE FOLLOWING SALES CHARGE INFORMATION, INCLUDING A DESCRIPTION OF REDUCTIONS AND WAIVERS OF SALES CHARGES, BREAKPOINT INFORMATION, AND CONDITIONS FOR ELIGIBILITY TO RECEIVE SUCH WAIVERS AND REDUCTIONS, IS EXPECTED TO BE AVAILABLE ON THE WELLS FARGO WEBSITE (WWW.WELLSFARGO.COM) THE SECOND QUARTER OF 2005. IN THE MEANTIME, THIS INFORMATION IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING 1-800-222-8222. THE STRONG FUNDS UP-FRONT CLASS A SALES CHARGE IS AS
FOLLOWS:

-------------------------------------------------------------------------------------------------------------
                                               STRONG EQUITY
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      5.75%                              6.10%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        4.50%                              4.71%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       3.50%                              3.63%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       2.50%                              2.56%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         2.00%                              2.04%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                            STRONG FIXED INCOME
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      4.50%                              4.71%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        4.50%                              4.71%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       3.75%                              3.90%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       2.75%                              2.83%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         2.25%                              2.30%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                  STRONG ADVISOR SHORT DURATION BOND FUND
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      2.25%                              2.30%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        2.25%                              2.30%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       1.75%                              1.78%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       1.25%                              1.27%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         1.00%                              1.01%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------



     THE WELLS FARGO FUNDS UP-FRONT CLASS A SALES CHARGE IS AS FOLLOWS:

-------------------------------------------------------------------------------------------------------------
                                             WELLS FARGO EQUITY
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      5.75%                              6.10%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        4.75%                              4.99%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       3.75%                              3.90%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       2.75%                              2.83%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         2.00%                              2.04%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------



-------------------------------------------------------------------------------------------------------------
                                          WELLS FARGO FIXED INCOME
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      4.50%                              4.71%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        4.00%                              4.17%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       3.50%                              3.63%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       2.50%                              2.56%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         2.00%                              2.04%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------


-------------------------------------------------------------------------------------------------------------
                                     WF ULTRA-SHORT DURATION BOND FUND
------------------------------------- ----------------------------------- -----------------------------------
AMOUNT OF PURCHASE                    FRONT-END SALES CHARGE AS A % OF    FRONT-END SALES CHARGE AS A % OF
                                      OFFERING PRICE                      NET AMOUNT INVESTED
------------------------------------- ----------------------------------- -----------------------------------
Less than $50k                                      2.00%                              2.04%
------------------------------------- ----------------------------------- -----------------------------------
$50k - $100k                                        1.50%                              1.52%
------------------------------------- ----------------------------------- -----------------------------------
$100k - $250k                                       1.00%                              1.01%
------------------------------------- ----------------------------------- -----------------------------------
$250k - $500k                                       0.75%                              0.76%
------------------------------------- ----------------------------------- -----------------------------------
$500k - $1M                                         0.50%                              0.50%
------------------------------------- ----------------------------------- -----------------------------------
$1M +                                               0.00%                              0.00%
------------------------------------- ----------------------------------- -----------------------------------

     For both the Strong Funds and the Wells Fargo Funds, if you invest $1 million or more in a single purchase, you are able to purchase Class A shares without an initial sales charge. However, for all Strong Funds and Wells Fargo Funds, except the Strong Advisor Large Company Core Fund, if you sell (redeem) these shares within 1 year of purchase, you may have to pay a contingent deferred sales charge ("CDSC") of 1% based on your original purchase price for the shares. You do not have to pay this CDSC if your financial intermediary has made arrangements with SII or the Wells Distributor, as applicable, and agrees to waive the commission.


     Please see the Strong Funds prospectuses and SAIs, which are incorporated by reference herein, for information on purchasing Class A shares of the Strong Funds without an or with a reduced initial sales charge. Class A shares of the Wells Fargo Funds may be purchased without an or with a reduced initial sales charge as follows:

o If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

o    You  pay  no  sales  charges  on  Fund  shares  you  buy  with   reinvested
     distributions.

o You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A sales charge" tables above.

o By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

o Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Fund already owned (excluding Class A and WealthBuilder Portfolio shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares.

o You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

o You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment. You, or your fiduciary or trustee, also may ask us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by a family unit, including children under the age of twenty-one or single trust estate; a trustee or fiduciary purchasing for a single fiduciary relationship; or the members of a "qualified group "which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company, "which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

o Current and retired employees, directors/trustees and officers of the Wells Fargo Funds (including any predecessor funds); Wells Fargo & Company and its affiliates; and family members of any of the above may purchase Class A shares with no initial sales charge.

o Current employees of Stephens and its affiliates may purchase Class A shares with no initial sales charge.

o Broker-dealers who act as selling agents; and immediate family members (spouse, sibling, parent or child) of any of the above, may purchase Class A shares with no initial sales charge.

o Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Distributor that allows for load-waived Class A purchases may purchase Class A shares without an initial sales charge.

o Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party may receive Class A shares without an initial sales charge.

o Internal Revenue Code Section 529 portfolios which invest in the Wells Fargo Funds, or for which Fund Management provides investment management services may invest in Class A shares without an initial sales charge.

o Insurance company separate accounts may purchase Class A shares without an initial sales charge.

o Fund of funds advised by Funds Management (i.e., WealthBuilder and Life Stage Portfolios) may purchase Class A shares without an initial sales charge.

o Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization of the Montgomery funds into Wells Fargo Funds may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Fund at NAV.

o Investors who reinvest dividend and capital gain distributions from the Fund, annuity payments received under either an annuity option or from death benefit proceeds, and distributions from an existing retirement plan invested in the Fund, within 120 days, may purchase Class A shares without an initial sales charge.

o Sales charge waivers are also available for investors in the WF Large Company Core Fund who acquired Class A shares in connection with the reorganization of the Rockhaven Fund into the Strong Advisor Large Company Core Fund and whose Rockhaven Fund accounts were established prior to September 17, 1999.


     You also may buy Class A shares of the Wells Fargo Funds without an initial sales charge if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer. The Wells Fargo Funds reserve the right to enter into agreements that reduce or eliminate sales charges for groups or Classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here. Please see the Wells Fargo Funds statement of additional information, which is incorporated by reference herein, for more information on sales charge waivers and reductions.


     CLASS B


     You can buy Class B shares of the Strong Funds and Wells Fargo Funds at the offering price, which is the NAV without any up-front sales charge. If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties").

---------------------------
YEAR          CDSC
---------------------------
Year 1        5%
---------------------------
Year 2        4%
---------------------------
Year 3        4%
---------------------------
Year 4        3%
---------------------------
Year 5        2%
---------------------------
Year 6        1%
---------------------------
Year 7        0%
---------------------------
Year 8        0%
---------------------------

     The following shows the CDSC schedule for the Wells Fargo Funds:

-------------------------------------------      -----------------------------------------------

      EQUITY AND FIXED INCOME FUNDS                    WF ULTRA-SHORT DURATION BOND FUND
-------------------------------------------      -----------------------------------------------

        YEAR                 CDSC                          YEAR                   CDSC
-------------------------------------------      -----------------------------------------------
       Year 1                 5%                          Year 1                 1.50%
-------------------------------------------      -----------------------------------------------
       Year 2                 4%                          Year 2                 0.75%
-------------------------------------------      -----------------------------------------------
       Year 3                 3%                          Year 3                 0.00%
-------------------------------------------      -----------------------------------------------
       Year 4                 3%                          Year 4                 0.00%
-------------------------------------------      -----------------------------------------------
       Year 5                 2%
-------------------------------------------      -----------------------------------------------
       Year 6                 1%
-------------------------------------------      -----------------------------------------------
       Year 7                 0%
-------------------------------------------      -----------------------------------------------

     For purposes of calculating the CDSC for the Strong Funds, the start of the holding period is the first day of the month in which the purchase was made. The Fund will use the first-in, first-out method when calculating the CDSC. Class B shares automatically convert to Class A shares at the beginning of the ninth year of ownership, in the same month of the original purchase.


     To determine whether the CDSC applies to a redemption, the Wells Fargo Funds will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased. Class B shares convert to Class A shares after seven years for each Fund other than the WF Ultra-Short Duration Bond Fund, and after four years for the WF Ultra-Short Duration Bond Fund.


     All Strong Fund shares exchanged in the Reorganization will continue to be subject to the current Strong Funds CDSC schedule. Any shares of the Wells Fargo Funds purchased after the Reorganization will be subject to the Wells Fargo Funds CDSC schedule.


     The Strong Funds suggest that it may be more appropriate for an investor to purchase Class A rather than Class B shares for amounts in excess of $250,000 for equity funds and $100,000 for fixed-income funds. The Wells Fargo Funds limit Class B share purchases to $100,000 for all types of funds.


         CLASS C


     You can buy Class C shares at the offering price, which is the NAV without an up-front sales charge. If you sell (redeem) your Class C shares within 1 year of purchase, you will have to pay a CDSC of 1.00% based on your original purchase price for the shares. Class C shares are not available for purchases of $1 million or more.


     In calculating the CDSC for the Strong Funds, the start of the 1-year holding period is the first day of the month in which the purchase was made. The Strong Funds use the first-in, first-out method when calculating the CDSC.


     To determine whether the CDSC applies to a redemption, the Wells Fargo Funds will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased.


     CDSCs may be waived for certain redemptions and distributions. For more information about CDSC waivers, please see the Strong Funds and Wells Fargo Funds SAIs, which are incorporated by reference herein.


     The Class A, Class B, and Class C shares of the Strong Advisor Small Cap Value Fund are currently closed to new investors, [WITH CERTAIN EXCEPTIONS,] and the same Class shares of the WF Small Cap Value Fund are expected to be similarly limited.

CLASS B AND CLASS C SHARE CDSC WAIVERS

o    You pay no CDSC on Fund shares you purchase with reinvested distributions.

o We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional Individual Retirement Accounts (IRAs) and certain retirement plans. (See your retirement plan information for details.)

o We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined in Internal Revenue Code Section 72(m)(7).)

o We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger.

o We waive the Class B share CDSC for withdrawals made by former Norwest Advantage Funds shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

o For Class B shares purchased after May 18, 1999 for former Norwest Advantage Funds shareholders and after July 17, 1999 for former Stagecoach Funds shareholders, for all Class B shares purchased after November 8, 1999, and for all Class C shares, no CDSC is imposed on withdrawals that meet all of the following circumstances.

o    Withdrawals are made by participating in the Systematic Withdrawal Program.

o Withdrawals may not exceed 10% of your Fund assets (including "free shares") (limit for Class B shares calculated annually based on your anniversary date in the Systematic Withdrawal Program).


         INVESTOR CLASS, SELECT CLASS, CLASS Z, AND CLASS K


     You can buy Investor Class, Institutional Class, Select Class, Class Z, and Class K shares at the offering price, which is the NAV without an up-front sales charge. Class Z and Class K shares of the Strong Funds are available only to eligible investors, as set forth in the Strong Funds prospectuses and SAIs, which are incorporated by reference herein. Class Z shares of the Wells Fargo Funds are available only to eligible investors, as follows.

o Investors holding Class Z shares of a Strong Fund on November 30, 2000 that were purchased directly from Strong and not through an intermediary, except as described below.

o Registered investment advisers holding Class Z shares of a Strong Fund on November 30, 2000.

o Officers, directors, and employees of the Wells Fargo Funds or Funds Management or an affiliate and each of their immediate family members (grandparent, parent, sibling, child, grandchild and spouse) who live in the same household.

o Employer-sponsored retirement plans, and their participants, for which Funds Management or Funds Distributor, or one of their affiliates, has entered into an agreement to provide document or administrative services, and other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or Funds Distributor, or one of their affiliates, to perform services.

o    401(k) plans holding Class Z shares of a Strong Fund on November 30, 2000.

o Certain institutional investors purchasing more than $1 million of Class Z shares.

o Any fund of funds structure (e.g., Life Stage Portfolios or WealthBuilder Portfolios).

o Any Internal Revenue Code Section 529 plan which invests in Wells Fargo Funds, or for which Funds Management provides investment management services.

o Any accounts in a fee-based advisory program or shares previously held in such accounts.


     Please refer to the Strong Funds and Wells Fargo Funds SAIs, which are incorporated by reference, for more information.


     PURCHASE, REDEMPTION, AND EXCHANGE POLICIES. The following chart describes the Wells Fargo Funds classes that will be distributed in the Reorganization.


     -------------------------------------- --------------------------------
     STRONG FUND CLASS                      WELLS FARGO FUND CLASS
     -------------------------------------- --------------------------------
     Investor Class                         Investor Class(1) or Class Z
     -------------------------------------- --------------------------------
     Institutional Class                    Select Class or Institutional
                                            Class(2)
     -------------------------------------- --------------------------------
     Class A                                Class A
      -------------------------------------- --------------------------------
     Class B                                Class B or Class A(3)
     -------------------------------------- --------------------------------
     Class C                                Class C or Class A (3)
     -------------------------------------- --------------------------------
     Class K                                Institutional Class
     -------------------------------------- --------------------------------
     Class Z                                Class Z
     -------------------------------------- --------------------------------

     (1) STRONG MUNICIPAL BOND FUND ONLY.
     (2) STRONG ADVISOR MUNICIPAL BOND FUND ONLY.
     (3) STRONG ADVISOR FOCUS AND STRONG ADVISOR TECHNOLOGY FUNDS ONLY.

     The following chart highlights the purchase, redemption, and exchange policies for each relevant Class of the Wells Fargo Funds as compared to the policies of the related Class of the Strong Funds.

----------------------------------------- ------------------------------------------ -------------------------------------------

 PURCHASE, REDEMPTION AND EXCHANGE        STRONG FUNDS                               WELLS FARGO FUNDS
POLICIES
----------------------------------------- ------------------------------------------ -------------------------------------------
Minimum initial purchase (The Wells       Investor Class, Class A, Class B, Class    Investor Class and Class Z:
Fargo Funds and Strong Funds may waive    C, and Class Z:                                Regular Accounts:  $2,500
the minimum initial investment under          Regular Accounts:  $2,500 Education        Retirement Account:   $1,000
certain circumstances.)                       Savings Accounts, traditional IRAs,        Systematic Purchase Program:  $100
                                              Roth IRAs, SEP-IRAs, and               Class A, Class B, and Class C:
                                              UGMA/UTMAs:   $1,000 Simple IRAs and       Regular Accounts:  $1,000
                                              403(b)(7), Keogh, Pension Plan, and        Retirement Accounts:  $250
                                              Profit Sharing Plan accounts:  the     Select Class:   $5 million
                                              lesser of $250 or $25 per month        Institutional Class:  $2 million
                                          Institutional Class:
                                              All Funds, except Strong Advisor
                                              Bond: $1 million, except for
                                              registered investment advisers with
                                              an initial investment of at least
                                              $250,000 Strong Advisor Bond:
                                              $250,000
                                          Class K:  Not applicable.
----------------------------------------- ------------------------------------------ -------------------------------------------
Additional investments                    Investor Class, Class A, Class B, Class    Investor Class, Class A, Class B, Class
                                          C, and Class Z:                            C, and Class Z:  $100
                                              Regular Accounts:  $100 Education      Select Class and Institutional Class:
                                          Savings Accounts, traditional IRAs, Roth   No minimum
                                          IRAs, SEP-IRAs, and UGMA/UTMAs:   $100
                                              Simple IRAs and 403(b)(7), Keogh,
                                              Pension Plan, and Profit Sharing
                                              Plan accounts:  $50
                                          Institutional Class and Class K: No
                                              minimum
----------------------------------------- ------------------------------------------ -------------------------------------------
Purchases                                 Investor Class and Class Z:                Investor Class and Class Z:
                                              Shares may be purchased by mail,           Shares may be purchased by mail,
                                              phone, by automatic investment plan,       phone, by Systematic Purchase
                                              by Payroll Direct Deposit, at              Program, by Payroll Direct Deposit,
                                              Investor Centers, online, by wire,         at the Investor Center, online, by
                                              or through an intermediary, subject        wire, or through an intermediary,
                                              to certain conditions.                     subject to certain conditions.
                                          Class A, B and C:                          Class A, B and C:
                                              Shares may be purchased through an         Shares may be purchased by mail,
                                              intermediary, by automatic                 phone, by Systematic Purchase
                                              investment plan (if offered by the         Program, by Payroll Direct Deposit,
                                              intermediary), or by wire.  For the        online, by wire, or through an
                                              Advisor Municipal Bond Fund, if            intermediary, subject to certain
                                              arrangements have been made with the       conditions.
                                              intermediary, shares may also be       Select Class and Institutional Class:
                                              purchased by mail, by automatic            Shares may be purchased through an
                                              investment plan, by Payroll Direct         intermediary, subject to certain
                                              Deposit, and by phone.                     conditions.
                                          Institutional Class:
                                              Shares may be purchased by mail, by
                                              phone, by wire, online, and through
                                              an intermediary, subject to certain
                                              conditions.
                                          Class K:
                                              Retirement plan participants may
                                              exchange shares online or by
                                              telephone for another Strong Fund
                                              offered by the plan.
----------------------------------------- ------------------------------------------ -------------------------------------------
Redemptions                               Investor Class and Class Z:                Investor Class and Class Z:
                                              Redemption requests may be submitted       Redemption requests may be submitted
                                              by mail, by phone, by Systematic           by mail, by phone, by Systematic
                                              Withdrawal Plan, online, at the            Withdrawal Program, online, at the
                                              Investor Center, by wire, or through       Investor Center, or through an
                                              an intermediary, subject to certain        intermediary, subject to certain
                                              conditions.                                conditions.
                                          Class A, B and C:                          Class A, B and C:
                                              Redemption requests may be submitted       Redemption requests may be submitted
                                              through an intermediary and by             by mail, by phone, by Systematic
                                              Systematic Withdrawal Plan (if             Withdrawal Program, online, or
                                              offered by the intermediary),              through an intermediary, subject to
                                              subject to certain conditions.  For        certain conditions.
                                              the Strong Advisor Municipal Bond      Select Class and Institutional Class:
                                              Fund, if arrangements have been made       Redemption requests may be submitted
                                              with the intermediary, redemption          through an intermediary, subject to
                                              requests may also be submitted mail        certain conditions.
                                              and by phone.
                                          Institutional Class:
                                              Redemption requests may be submitted
                                              by mail, by wire, by phone, online,
                                              and through an intermediary, subject
                                              to certain conditions.
                                          Class K:
                                              Retirement plan participants may
                                              exchange shares online or by
                                              telephone for another Strong Fund
                                              offered by the plan.
----------------------------------------- ------------------------------------------ -------------------------------------------
Exchange privileges                       You may exchange shares between like       Exchanges may be made between like share
                                          share classes of any Strong Fund for       classes of any Wells Fargo Fund and,
                                          accounts with the same registered owners   generally, you must exchange at least the
                                          and taxpayer identification number.        minimum first purchase amount for the new
                                          Class Z shares may be exchanged for        fund.  In addition, Class A shares of a
                                          Investor Class shares and, if the          non-money market fund may be exchanged
                                          investor is eligible for Class Z shares,   for Service Class shares of any money
                                          vice versa.                                market Fund.  Class C shares of a
                                                                                     non-money market Fund may be exchanged
                                                                                     for Class A shares of a money market
                                                                                     fund.  Class Z shares may be exchanged
                                                                                     for Investor Class shares and, if the
                                                                                     investor is eligible for Class Z shares,
                                                                                     vice versa.  Exchanges may be made by
                                                                                     Systematic Exchange Program, subject to
                                                                                     certain conditions.
----------------------------------------- ------------------------------------------ -------------------------------------------


     For a more complete discussion of the Strong Funds' purchase, redemption, and exchange policies, please see the Strong Funds' prospectuses and SAIs, which are incorporated by reference into this Prospectus/Proxy Statement.


     With respect to investment minimums, please note that the Strong Funds may charge an annual fee on accounts in Investor Class and Class Z shares that fail to meet the initial investment minimum amount, and reserve the right to close an account in any Class of shares that does not meet the minimum, upon 60 days' notice. The Wells Fargo Funds do not charge a low balance fee, but do reserve the right to close accounts in any Class of shares under similar circumstances.


     With respect to checkwriting, accounts in the Strong Advisor Municipal Bond Fund Class A shares at the Effective Time of the Reorganization will continue to offer checkwriting in the Class A shares of the WF Municipal Bond Fund. However, the WF Municipal Bond Fund will not offer checkwriting on any new accounts in Class A shares or in accounts in any other Class of the Fund.


     REDEMPTION FEES. The following table compares the redemption fees charged on the stated Funds:

---------------------------------- ------------ ------------ -------------------------------- ----------- ------------

ACQUIRED FUND                      REDEMPTION   HOLDING      ACQUIRING FUND                   REDEMPTION  HOLDING
                                   FEE          PERIOD                                        FEE         PERIOD
---------------------------------- ------------ ------------ -------------------------------- ----------- ------------

Strong Advisor International           1%       30 days      WF International Core Fund           2%      90 days
Core Fund
---------------------------------- ------------ ------------ -------------------------------- ----------- ------------

Strong Advisor Large Company           1%       30 days      WF Large Company Core Fund           --      --
Core Fund
---------------------------------- ------------ ------------ -------------------------------- ----------- ------------

Strong Advisor Strategic Income        --       --           [WF STRATEGIC INCOME FUND]           2%      90 days
Fund
---------------------------------- ------------ ------------ -------------------------------- ----------- ------------

Strong Technology 100 Fund             1%       30 days      WF Specialized Technology Fund       --      --
---------------------------------- ------------ ------------ -------------------------------- ----------- ------------


     Shares of the Acquiring Funds purchased after the Reorganization will be subject to the new fees and holding periods, as shown above. Shares of the Acquiring Funds that are distributed in the Reorganization will not be subject to a redemption fee.


     The redemption fee for a Fund is intended to compensate the Fund for the increased expenses to longer-term shareholders and the disruptive effect on the Fund's portfolio caused by short-term investments. This redemption fee is retained by the Fund.


     To determine whether the redemption fee applies, the Acquiring Fund will first redeem shares acquired by reinvestment of any distributions of net investment income and realized capital gain, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first).


     The redemption fee will be waived on sales or exchanges of Acquiring Fund shares made under the following circumstances:

o    Shares that were purchased with reinvested distributions.
o In order to meet scheduled (Internal Revenue Section 72(t) withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions from traditional IRAs and certain retirement plans. (See your retirement plan information for details.)
o In the event of the shareholder's death or for a disability suffered after purchasing shares. ("Disability" is defined by Internal Revenue Code
     Section 72(m)(7).)
o At the direction of Funds Management, for example, in order to complete a merger.
o    Due to participation in the Systematic Withdrawal Program.


     In addition, certain brokers, retirement plan administrators and/or fee-based program sponsors who maintain underlying shareholder accounts do not have the systems capability to track and assess redemption fees. Consequently, the Acquiring Funds generally will not assess a redemption fee on redemptions of shares held through such accounts.


     DISTRIBUTION POLICIES. The Strong Funds and Wells Fargo Funds make distributions of net investment income, if any, as shown below and capital gains, if any, at least annually.

------------------------------------------------------------ ---------------- -------------- -------------
FUND                                                            DAILY(1)        QUARTERLY      ANNUALLY
------------------------------------------------------------ ---------------- -------------- -------------
All fixed-income and money market Strong Funds and Wells            X
Fargo Funds
------------------------------------------------------------ ---------------- -------------- -------------
Strong Advisor U.S. Value Fund                                                      X
Strong Advisor Utilities & Energy Fund                                              X
Strong Blue Chip Fund                                                               X
Strong Value Fund                                                                   X
WF Equity Income Fund                                                               X
------------------------------------------------------------ ---------------- -------------- -------------
All other Strong Funds and Wells Fargo Funds                                                      X
------------------------------------------------------------ ---------------- -------------- -------------

(1)Dividends are declared daily and paid monthly.


     Distributions from the Strong Funds and the Wells Fargo Funds are automatically reinvested in additional shares unless another option is available and chosen. For the Strong Funds Investor Class, Class A, Class B, Class C, and Class Z shares and for the Wells Fargo Funds Investor Class, Class A, Class B, Class C, and Class Z shares, other options are to receive checks for these payments, have them automatically invested in another Fund, or have them deposited into your bank account. For the Strong Funds Institutional Class shares, other options are to receive checks for these payments or have them credited to your bank account by Electronic Funds Transfer. If checks remain uncashed for six months or are undeliverable by the Post Office, the distributions may be reinvested. Any distribution from a Wells Fargo Fund returned because of an invalid banking instruction is sent to the address of record by check, and future distributions are automatically reinvested.


     GENERAL. CERTAIN OTHER WELLS FARGO FUNDS SERVICES AND FEES MAY BE DIFFERENT THAN THOSE OF THE STRONG FUNDS. FOR MORE INFORMATION, PLEASE READ THE STRONG FUNDS PROSPECTUSES AND SAIS AND THE WELLS FARGO FUNDS SAIS, WHICH ARE INCORPORATED BY REFERENCE HEREIN.


COMPARISON OF INVESTMENT ADVISERS AND INVESTMENT ADVISORY FEES


     Funds Management, a registered investment adviser, currently serves as primary investment adviser for the existing Acquiring Funds, and will assume primary  investment  advisory  responsibilities  for the  new  Funds  when  they commence  operations.  Funds  Management is  responsible  for  implementing  the investment policies and guidelines for the Wells Fargo Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Wells Fargo Funds. Thus, by approving the Reorganization, shareholders of the Strong Funds are, in effect, approving the existing advisory arrangement between Funds Management and each Acquiring Fund. Funds Management was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States, and one of the largest banks in the United States. As of June 30, 2004, Funds Management managed over $76 billion in mutual fund assets.


     SCM, a Wisconsin corporation, is a registered investment adviser that has provided investment advice and management services for mutual funds and other investment portfolios, and individual and institutional accounts, such as pension and profit-sharing plans, since 1974. SCM currently serves as the investment adviser to each Strong Fund and, in such capacity, is responsible for either the day-to-day investment management activities of the Funds or the sub-advisers who are responsible for the day-to-day portfolio management of the Strong Funds. As of June 30, 2004, SCM had over $31.5 billion in assets under management. Wells Capital, an affiliate of Funds Management, expects to engage a majority of the investment professionals that currently manage the Strong Funds to provide management services at the closing of the transaction contemplated by the Asset Purchase Agreement ("Transaction").


     The following chart highlights the annual contractual rate of investment advisory fees payable by each Strong Fund and Acquiring Fund as a percentage of average daily net assets.

------------------------------------------------------------ -------------------------------------------

STRONG FUND/ACQUIRING FUND                                   ADVISORY FEE (CONTRACTUAL)
------------------------------------------------------------ -------------------------------------------
Strong Advisor Bond Fund                                     0.23%    $0 - $4 billion
                                                             0.205%   next $2 billion
                                                             0.18%    $6 billion and above

WF MONTGOMERY TOTAL RETURN BOND FUND                         0.45%   $0 - $499 million
                                                             0.40%   $500 - $999 million
                                                             0.35%   $1 billion - $2.99 billion
                                                             0.325%  $3 billion - $4.99 billion
                                                             0.30%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Common Stock Fund                             0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

                                                             0.75%   $0 - $499 million
WF COMMON STOCK FUND (NEW)                                   0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Endeavor Large Cap Fund                       0.75%   $0 - $4 billion
                                                             0.725%  next $2 billion
                                                             0.70%   $6 billion and above

                                                             0.75%   $0 - $499 million
WF ENDEAVOR LARGE CAP FUND (NEW)                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Focus Fund                                    0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF LARGE COMPANY GROWTH FUND                                 0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor International Core Fund                       0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF INTERNATIONAL CORE FUND (NEW)                             0.95%   $0 - $499 million
                                                             0.90%   $500 - $999 million
                                                             0.85%   $1 billion - $2.99 billion
                                                             0.825%  $3 billion - $4.99 billion
                                                             0.80%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Large Company Core Fund                       0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF LARGE COMPANY CORE FUND (NEW)                             0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Mid Cap Growth Fund                           0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF MONTGOMERY MID CAP GROWTH FUND                            0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Municipal Bond Fund                           0.37%   $0 - $4 billion
                                                             0.345%  next $2 billion
                                                             0.32%   $6 billion and above

WF MUNICIPAL BOND FUND (NEW)                                 0.40%   $0 - $499 million
                                                             0.35%   $500 - $999 million
                                                             0.30%   $1 billion - $2.99 billion
                                                             0.275%  $3 billion - $4.99 billion
                                                             0.25%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Select Fund                                   0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF ENDEAVOR SELECT FUND (NEW)                                0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Short Duration Bond Fund                      0.375%  $0 - $4 billion
                                                             0.35%   next $2 billion
                                                             0.325%  $6 billion and above

WF ULTRA-SHORT DURATION BOND FUND (NEW)                      0.45%   $0 - $499 million
                                                             0.40%   $500 - $999 million
                                                             0.35%   $1 billion - $2.99 billion
                                                             0.325%  $3 billion - $4.99 billion
                                                             0.30%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Small Cap Value Fund                          0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF SMALL CAP VALUE FUND (NEW)                                0.90%   $0 - $499 million
                                                             0.85%   $500 - $999 million
                                                             0.80%   $1 billion - $2.99 billion
                                                             0.775%  $3 billion - $4.99 billion
                                                             0.75%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Strategic Income Fund                         0.50%     $0 - $4 billion
                                                             0.475%    next $2 billion
                                                             0.45%     $6 billion and above

[WF STRATEGIC INCOME FUND] (NEW)                             0.55%   $0 - $499 million
                                                             0.50%   $500 - $999 million
                                                             0.45%   $1 billion - $2.99 billion
                                                             0.425%  $3 billion - $4.99 billion
                                                             0.40%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Technology Fund                               0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF SPECIALIZED TECHNOLOGY FUND                               1.05%   $0 - $499 million
                                                             1.00%   $500 - $999 million
                                                             0.95%   $1 billion - $2.99 billion
                                                             0.925%  $3 billion - $4.99 billion
                                                             0.90%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor U.S. Small/Mid Cap Growth Fund                0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF MONTGOMERY SMALL CAP FUND                                 0.90%   $0 - $499 million
                                                             0.85%   $500 - $999 million
                                                             0.80%   $1 billion - $2.99 billion
                                                             0.775%  $3 billion - $4.99 billion
                                                             0.75%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor U.S. Value Fund                               0.55%

                                                             0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
WF U.S. VALUE FUND (NEW)                                     0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Advisor Utilities and Energy Fund                     0.75%    $0 - $4 billion
                                                             0.725%   next $2 billion
                                                             0.70%    $6 billion and above

WF EQUITY INCOME FUND                                        0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Blue Chip Fund                                        0.50%

WF LARGE COMPANY GROWTH FUND                                 0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Corporate Income Fund                                 0.375%  $0 - $4 billion
                                                             0.35%   next $2 billion
                                                             0.325%  $6 billion and above

WF MONTGOMERY TOTAL RETURN BOND FUND                         0.45%   $0 - $499 million
                                                             0.40%   $500 - $999 million
                                                             0.35%   $1 billion - $2.99 billion
                                                             0.325%  $3 billion - $4.99 billion
                                                             0.30%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Multi Cap Value Fund                                  0.75%

WF SMALL CAP VALUE FUND (NEW)                                0.90%   $0 - $499 million
                                                             0.85%   $500 - $999 million
                                                             0.80%   $1 billion - $2.99 billion
                                                             0.775%  $3 billion - $4.99 billion
                                                             0.75%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Municipal Bond Fund                                   0.35%    $0 - $4 billion
                                                             0.325%   next $2 billion
                                                             0.30%    $6 billion and above

WF MUNICIPAL BOND FUND (NEW)                                 0.40%   $0 - $499 million
                                                             0.35%   $500 - $999 million
                                                             0.30%   $1 billion - $2.99 billion
                                                             0.275%  $3 billion - $4.99 billion
                                                             0.25%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Strategic Value Fund                                  0.75%   $0 - $4 billion
                                                             0.725%  next $2 billion
                                                             0.70%   $6 billion and above

WF U.S. VALUE FUND (NEW)                                     0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Technology 100 Fund                                   0.75%   $0 - $4 billion
                                                             0.725%  next $2 billion
                                                             0.70%   $6 billion and above

WF SPECIALIZED TECHNOLOGY FUND                               1.05%   $0 - $499 million
                                                             1.00%   $500 - $999 million
                                                             0.95%   $1 billion - $2.99 billion
                                                             0.925%  $3 billion - $4.99 billion
                                                             0.90%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong U.S. Emerging Growth Fund                             0.75%   $0 - $4 billion
                                                             0.725%  next $2 billion
                                                             0.70%   $6 billion and above

WF MONTGOMERY SMALL CAP FUND                                 0.90%   $0 - $499 million
                                                             0.85%   $500 - $999 million
                                                             0.80%   $1 billion - $2.99 billion
                                                             0.775%  $3 billion - $4.99 billion
                                                             0.75%   $5 billion and above
------------------------------------------------------------ -------------------------------------------
Strong Value Fund                                            0.75%   $0 - $4 billion
                                                             0.725%  next $2 billion
                                                             0.70%   $6 billion and above

WF LARGE COMPANY CORE FUND (NEW)                             0.75%   $0 - $499 million
                                                             0.70%   $500 - $999 million
                                                             0.65%   $1 billion - $2.99 billion
                                                             0.625%  $3 billion - $4.99 billion
                                                             0.60%   $5 billion and above
------------------------------------------------------------ -------------------------------------------



OTHER PRINCIPAL SERVICE PROVIDERS


     The following is a list of principal service providers for the Strong Funds and the Acquiring Funds:

                                                   SERVICE PROVIDERS1

SERVICE                       STRONG FUNDS                                   WELLS FARGO FUNDS

INVESTMENT ADVISER            Strong Capital Management, Inc.                Wells Fargo Funds Management, LLC
                              P.O. Box 2936                                  525 Market Street
                              Milwaukee, WI 53201                            San Francisco, CA  94105
                              (Investment Adviser to each of the Strong
                              Funds)


                              Next Century Growth Investors LLC              Wells Capital Management Incorporated
SUB-ADVISER                   5500 Wayzata Boulevard                         525 Market Street
                              Minneapolis, MN 55416                          San Francisco, CA 94105
                              (Sub-Adviser to the Strong Advisor U.S.        (Sub-Adviser to each of the Acquiring
                              Small/Mid Cap Growth Fund and Strong U.S.      Funds except the WF Large Company Core
                              Emerging Growth Fund)                          Fund, WF Large Company Growth Fund, WF
                                                                             International Core Fund and WF Specialized
                              Sloate Weisman, Murray & Company, Inc.         Technology Fund)
                              230 Park Avenue, 7th Floor
                              New York, NY 10169                             Matrix Asset Advisors, Inc.
                              (Sub-Adviser to the Strong Value Fund)         747 Third Avenue
                                                                             31st Floor
                              W. H. Reaves & Co., Inc.                       New York, NY 10017
                              10 Exchange Place, 18th Floor                  (Sub-Adviser to the WF Large Company Core
                              Jersey City, NJ 07302                          Fund)
                              (Sub-Adviser to the Strong Advisor Utilities
                              and Energy Fund)                               New Star Institutional Managers Limited
                                                                             1 Knightsbridge Green,
                                                                             London, SW1X 7NE
                                                                             England
                                                                             (Sub-Adviser to the WF International Core
                                                                             Fund)

                                                                             Peregrine Capital Management, Inc.
                                                                             La Salle Plaza
                                                                             800 La Salle Avenue
                                                                             Suite 1850
                                                                             Minneapolis, MN 55402
                                                                             (Sub-Adviser to the WF Large Company
                                                                             Growth Fund)

                                                                             RCM Capital Management, LLC
                                                                             4 Embarcadero Center
                                                                             San Francisco, CA 94111
                                                                             (Sub-Adviser to the WF Specialized
                                                                             Technology Fund)

                                                                             Stephens Inc.
DISTRIBUTOR                   Strong Investments, Inc.                       111 Center Street
                              P.O. Box 2936                                  Little Rock, AR 722012
                              Milwaukee, WI 53201

ADMINISTRATOR                 Strong Investor Services, Inc.                 Wells Fargo Funds Management, LLC

CUSTODIAN                     State Street Bank and Trust Company            Wells Fargo Bank, N.A.
                                                                             6th St. & Marquette
                                                                             Minneapolis, MN 55479

FUND ACCOUNTANTS              Strong Investor Services, Inc.3                PFPC, Inc.


TRANSFER AGENT AND DIVIDEND   Strong Investor Services, Inc.                 Boston Financial Data Services, Inc.
DISBURSING AGENT

FUND COUNSEL                    Godfrey & Kahn, S.C.                         Morrison & Foerster LLP
                                780 North Water Street,                      2000 Pennsylvania Avenue, NW
                                Milwaukee, WI 53202                          Washington, DC 20006


1 If the Proposals are approved, the Strong Funds are expected to transition from their current service providers to the Wells Fargo Funds service providers during the first quarter of 2005.
2 Stephens Inc. currently acts, and Wells Fargo Funds Distributor, LLC, has been approved to act beginning at or before the closing of the Reorganization, as the distributor for the Wells Fargo Funds.
3 Strong Investor Services, Inc. has contracted with State Street Bank & Trust Company to provide a number of fund accounting services to the Strong Funds.

If the Proposals are approved by shareholders, it is expected that the Strong Funds will transition from most of their other current service providers to the Wells Fargo Fund's service providers during the first quarter of 2005.


COMPARISON OF BUSINESS STRUCTURES


     Federal securities laws largely govern the way mutual funds operate, but they do not cover every aspect of a fund's existence and operation. State law and each Fund's governing documents create additional operating rules and restrictions that the Funds must follow. The Strong Funds are organized as series of Wisconsin corporations whose operations are governed by their Articles of Incorporation and By-laws and applicable Wisconsin law. The Wells Fargo Funds, series of Wells Fargo Funds Trust, are organized as Delaware statutory trusts and are governed by their Trust Instrument/Declarations of Trust and By-laws (if applicable) and applicable Delaware law. The difference between operating as a series of a Wisconsin corporation or a Delaware statutory trust is not expected to significantly affect the operation of any Strong Fund or change the responsibilities, powers or fiduciary duty owed to shareholders by a Fund's board of directors or trustees and officers.


     Under Wisconsin and Delaware law, corporations and statutory trusts, respectively, are operated by their boards of directors or trustees and by officers appointed by the board. Wells Fargo Funds Trust has different Trustees and Officers than the Directors and Officers of the Strong Funds. For more information about the current Directors and Officers of the Strong Funds and the Trustees and Officers of Wells Fargo Funds Trust, consult the current Strong Funds and Wells Fargo Funds SAIs.


     Under Delaware law, shareholders of a statutory trust have the right to vote on matters as specified in the declaration of trust and by-laws, if any. The Declaration of Trust for Wells Fargo Funds Trust requires shareholder approval of a matter only if required under the federal securities laws or if the board decides to submit the matter to shareholders; and permits the board of trustees to amend the Declaration of Trust without shareholder approval unless the federal securities laws expressly require it. In contrast, under Wisconsin law, shareholders of a corporation have the right to vote on various significant matters. Among other things, Strong Fund shareholders have voting rights with respect to certain matters, such as mergers and consolidations, certain amendments to the Articles of Incorporation, and the sale of assets other than in the regular course of business. Thus, there are certain matters that Wells Fargo Funds Trust's Board of Trustees is able to accomplish without obtaining shareholder approval which the Strong Funds' Board is not able to accomplish without their approval.


     Delaware law provides that shareholders of the Wells Fargo Funds shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. The courts of some states, however, may decline to apply Delaware law on this point. In addition, the Declaration of Trust provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. Under Delaware law and Funds Trust's Declaration of Trust, the Trustees and Officers of Funds Trust are indemnified against liabilities and expenses incurred in connection with proceedings relating to their positions as such, absent disabling conduct.


     Under Wisconsin law and the Strong Funds' Bylaws, each Strong Fund is required to indemnify its officers and directors against liabilities and expenses incurred in connection with proceedings relating to their positions as officers and directors, except under certain limited circumstances involving wrongful conduct by the officers and directors. In addition, Strong Fund has agreed to indemnify its directors who are not "interested persons," as defined in the 1940 Act, against all liability and expenses reasonably incurred or paid by such director in connection with any proceeding in which the director is involved by virtue of being a director of the Strong Fund.


     In addition, Section 180.622(2)(b) of the Wisconsin statutes provides that shareholders of a corporation organized under Chapter 180 of the Wisconsin statutes may be assessed up to the par value of their shares to satisfy the obligations of such corporation to its employees for services rendered, but not exceeding six months service in the case of any individual employee. Certain Wisconsin courts have interpreted "par value" to mean the full amount paid by the purchaser of shares upon the issuance thereof. The Strong Funds have only one employee.


TERMS OF THE REORGANIZATION


     In each Reorganization, an Acquiring Fund will acquire substantially all of the assets and assume substantially all of the liabilities of its corresponding Acquired Fund in exchange for shares of equal value of such Acquiring Fund. Each Reorganization is governed by the Reorganization Plan, attached as Exhibit F.


     Each Reorganization Plan specifies the method of determining the net value of each Acquired Fund's assets and the net asset value of each Acquiring Class share. Wells Fargo will determine the number of shares of each Acquiring Class to issue by dividing the net value of the acquired assets attributable to the corresponding Acquired Class by the net asset value of one Acquiring Class share. To determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Acquired Assets being conveyed, the parties will use the standard valuation methods used by Wells Fargo Funds in determining daily net asset values.


     The Acquired Fund will distribute the Acquiring Fund shares it receives in the Reorganization to its shareholders. Shareholders of record of each Acquired Fund will be credited with shares of the corresponding class of the corresponding Acquiring Fund having an aggregate value equal to the Acquired Fund shares that the shareholder held immediately prior to the Effective Time. As soon as reasonably practicable following the steps described above, each Acquired Fund shall be liquidated and dissolved, transferring the Excluded Assets and Excluded Liabilities to a new trust, the Successor Trust. Excluded
Assets, Excluded Liabilities and Successor Trust are defined in the Reorganization Plan.


     As defined, Excluded Assets and Excluded Liabilities essentially include, without limitation, rights, claims or liabilities relating to allegations of mutual fund trading abuses and related matters contained in a complaint filed by the New York Attorney General and settled September 3, 2003 against Canary Capital Partners, LLC and various related defendants, including certain shareholder class actions and derivative actions, any litigation or other proceeding arising out of the same or similar allegations, any litigation or other proceeding arising out of any investigations or other matters known to Strong Funds, and any personal trading in mutual funds by Richard S. Strong. Excluded Assets include rights to receive insurance proceeds, if any, and any indemnification payments, if any, from SFC relating to these matters. The Successor Trust is intended to resolve claims related to the Excluded Assets and Excluded Liabilities.

     Upon resolution by the Successor Trust of these claims, the proceeds from an Acquired Fund's Excluded Assets may exceed the amount of its Excluded
Liabilities. If so, the Successor Trust will distribute net proceeds to shareholders or former shareholders in a manner that is consistent with applicable law or regulation, as directed by a court or claims administrator in connection with resolving such claims, or otherwise in a manner consistent with the fiduciary duties of the Successor Trust's trustees. There can be no assurance that any such proceeds will be received or that they will exceed the amount of Excluded Liabilities.

     Under applicable state laws, in the event that an Acquired Fund's Excluded Assets were not sufficient to satisfy all of its Excluded Liabilities, the Acquired Fund's directors could have personal liability for the amount of the unsatisfied liabilities. SFC has agreed to indemnify the Acquired Fund's directors against any such personal liability.


     Until the closing of the Transaction (currently expected to occur on or about [DECEMBER 31, 2004]), either the Strong Funds Board or the Board of Trustees of Wells Fargo Funds Trust may terminate the Reorganization Plan with respect to any Acquired Fund or Acquiring Fund by notice to the other party if that Board determines that the consummation of the Reorganization is not in the best interests of its fund's shareholders. After the closing of the Transaction, however, a party's Board may not terminate the Reorganization Plan with respect to any Acquiring Fund or Acquired Fund, even if that Board determines that the consummation of the Reorganization is no longer in the best interests of its fund's shareholders, or that the interests of shareholders would be diluted as a result of the Reorganization, but rather only if the conditions to its fund's obligations to consummate the Reorganization are not satisfied or waived. Because a period of time is expected to elapse between the closing of the Transaction and the expected consummation of the Reorganization (currently expected to occur on or about [APRIL 8, 2005]), there is a risk that circumstances may change such that consummation of a fund's Reorganization is no longer believed by a Board to be in the best interests of a participating fund's shareholders, or such that the interests of shareholders would be diluted as a result of the Reorganization, but that fund is still required to consummate the Reorganization.


     Completion of the Reorganization is subject to numerous customary conditions set forth in the Reorganization Plan. An important condition to closing is that the parties receive a tax opinion that concludes, INTER ALIA, that each Reorganization will qualify as a "reorganization" for U.S. federal income tax purposes. As such, each Reorganization will not be taxable for such purposes to the Acquired Funds, the Acquiring Funds, or the Acquired Funds' shareholders, except insofar as the Acquired Funds' shareholders receive payments in respect of Excluded Assets (as discussed below under "Material U. S. Federal Income Tax Consequences of the Reorganization - Treatment of Excluded Assets and Excluded Liabilities"). Certain other U.S. federal income tax consequences of the Reorganization are discussed in detail under the heading "Material U.S. Federal Income Tax Consequences of the Reorganization." Another condition is that each Acquired Fund whose taxable year will close as a result of its Reorganization declare distributions to its shareholders to the extent of its previously undistributed income and realized capital gains prior to the closing of the Reorganizations. The closing also is conditioned on the parties delivering and receiving the necessary documents to transfer assets and liabilities in exchange for shares of the Acquiring Funds. Following the closing, each Acquired Fund, and the corporation or trust of which it is a series, will be dissolved under applicable state law.


BOARD CONSIDERATION OF THE REORGANIZATION


     In  December  2003,  the Board was  informed  by SCM that SFC had  retained
Goldman Sachs & Co. to assist in a search for a buyer of SFC's investment advisory business. In early March 2004, SCM reported to the Board that SFC and Wells Fargo were working toward a definitive agreement whereby SFC's investment advisory business would be acquired by Wells Fargo. On March 8, 2004, Funds Management made an initial presentation to the Board regarding its asset management and investment products distribution businesses. The presentation included Funds Management's preliminary ideas on combining the Wells Fargo Funds and the Strong Funds into a single mutual fund complex.


     In May 2004, the Board retained an independent financial consultant, Bobroff Consulting, to help with its evaluation and negotiation of the Funds Management proposal concerning the Strong Funds. The Board's independent financial consultant was asked to evaluate the overall advisory and distribution capability of Wells Fargo, including its ability to support the Strong Funds' existing distribution arrangements. The Board's independent financial consultant also was asked to evaluate the proposed Reorganization and restructurings, including, where applicable, the appropriateness of the proposed Reorganization candidates, the quality of the investment performance records, the compatibility of investment styles, the level of expenses after giving effect to the proposed Reorganization, and the impact of the Reorganization on Strong Funds tax attributes such as capital loss carryforwards.


     On May 20, 2004, the Board met again with representatives of Wells Fargo. The Board's independent financial consultant also attended this meeting. At this meeting, Wells Fargo presented preliminary materials on proposed distribution arrangements and strategies, service providers, expense structures and Fund Reorganizations. The Board also met with the Chief Investment Officer of Wells Capital and members of certain Wells Capital investment teams, and received updates on which SCM investment managers had agreed to join Wells Fargo after the closing of the Transaction. Following the May meeting, the Board and its independent financial consultant received additional information regarding the matters covered in the Wells Fargo presentation, including the proposed Fund Reorganizations.


     After the May meeting, the Board conducted certain reviews with the assistance of the Board's independent legal counsel and counsel to the Strong Funds. The reviews covered the Wells Fargo Funds, Funds Management and each Wells Fargo entity that provides or was proposed to provide services to the Wells Fargo Funds after giving effect to the Reorganization. With respect to the Wells Fargo Funds, the review included, among other things, (a) organizational documents, (b) certain documents filed with the Securities and Exchange Commission, (c) certain service provider contracts, (d) certain materials related to the registration of shares, (e) certain materials concerning legal proceedings and regulatory matters, (f) certain materials concerning insurance and (g) certain Fund policies and procedures. With respect to Funds Management and its affiliates, the review included, among other things, (a) certain organizational documents, (b) certain materials concerning legal proceedings and regulatory matters, (c) various aspects of investment management and fiduciary compliance, (d) various aspects of risk management processes and procedures, (e) various aspects of brokerage and trading practices, (f) certain personnel matters, (g) certain materials concerning insurance, (h) certain financial statements and (i) various aspects of administrative systems. Both sets of counsel prepared written reports for the Board about the review that had been performed.


     On June 23, 2004, the Board and its independent financial consultant again met with representatives of Wells Fargo. At this meeting, Wells Fargo presented additional information regarding the proposed Fund Reorganizations and various distribution matters. The proposal contemplated that only one Fund in the Strong Funds complex would not be merged into the Wells Fargo Fund complex. The proposal also stated that, based on current assumptions, total Fund expenses for Strong Funds shareholders would be reduced by $5.8 million, after giving effect to the proposed Reorganizations and assuming current asset levels. The proposal noted that this reduction did not include the expense reduction the Board had obtained from SCM in May 2004, when the investment advisory agreements with SCM were renewed.


     During July 2004, members of the Board conducted interviews of the lead portfolio managers of each investment team from Wells Fargo and its affiliates who were proposed to manage significant Strong Fund assets after the Reorganizations. The Board also received progress reports from its independent financial consultant.


     Another meeting of the Board, the Board's independent financial consultant and representatives of Wells Fargo was held on July 26, 2004. At this meeting, the Board received an updated presentation from Wells Fargo on the proposed Reorganizations and certain pricing matters. Following the meeting, the Board directed its independent financial consultant to engage in further negotiations with Wells Fargo to reduce fees on a number of the proposed Reorganizations. As a result, further fee reductions were achieved.


     The  Board  and  its  independent   financial  consultant  met  again  with
representatives of Wells Fargo on August 12, 2004, at which time Wells Fargo delivered its final presentation on the proposed Reorganizations. That presentation stated that Wells Fargo would cap, through April 30, 2007, total Fund operating expenses at the levels contained in the presentation. The presentation also stated that the total annual operating expense ratio reduction to Strong Funds shareholders would be at least $6 million, after giving effect to the proposed reorganizations and assuming current asset levels. The presentation noted that this reduction (which includes the total Fund expense reduction described above) was in addition to the expense reduction the Board had obtained from SCM in May 2004 when the investment advisory agreements with SCM were renewed. The materials provided by Wells Fargo to the Board also included information on the investment objectives and the strategies of the Wells Fargo Funds, comparative operating expense ratios and performance information, and an analysis of the projected benefits to Strong Fund shareholders from the proposed reorganizations.


     The Board's independent legal counsel and Strong Fund counsel also made oral presentations to the Board at the August meeting, summarizing the results of their reviews. The Board's independent financial consultant also delivered a written report for the Board and made an oral presentation to the Board detailing their work, findings and conclusions. The independent financial consultant's report included, among other things, fee and expense comparisons and a review of investment performance records and the compatibility of investment styles. The report also included information about Wells Fargo's plans to support and maintain the no-load funds and both direct and intermediary marketing efforts.

     Also at the August meeting, in response to the Board's request based on its review, Wells Fargo agreed to change one of the proposed Acquiring Fund candidates. The Chief Compliance Officer of the Wells Fargo Funds made a presentation to the Board on Funds Management's compliance organization.


     On August 13, 2004, the Strong Funds Board of Directors unanimously determined that the reorganizations were in the best interests of the shareholders of each Strong Fund and each Strong Fund, and that as of that date the interests of the existing shareholders of each Strong Fund would not be diluted as a result of the Reorganizations. The Board's decision was subject to certain conditions. Those conditions were satisfied by mid-September, 2004. No member of the Board is an "interested person" (within the meaning of the 1940
Act) of the Strong Funds, SFC or SCM.


     In determining whether to approve the Reorganization Plan and to recommend approval of the Reorganization to shareholders of the Strong Funds, the Board made inquiries into a number of matters and considered the following, among other things:

(i) the Board's desire to preserve for Strong Funds shareholders as much as possible the portfolio management, shareholder services and shareholder interface they currently enjoy, as well as access to the wide array of funds they currently enjoy;

(ii) the decision by SFC to sell much of SCM's investment management business, and the decision by Wells Capital to employ many of the key investment management professionals who previously managed the Strong Funds and to preserve the Strong Funds' current customer call center and other shareholder services;

(iii) Strong and its affiliates' agreement to provide continuing administrative and operational services to the Strong Funds during the interim period until the conversion to Wells Fargo's third-party providers;

(iv) the anticipated effect of the Reorganization on per-share expense ratios, both before and after waivers, of the Strong Funds, including that Funds Management had agreed to cap overall fund expense ratios through at least April 30, 2007 (the Board also noted that after that time Fund expense ratios could increase only with the approval of the Board of the Wells Fargo Funds), that Funds Management would be bound by the fund expense reductions implemented as part of SCM's recent regulatory settlements and that certain funds were expected to benefit from economies of scale as a result of reaching breakpoints in fee schedules;

(v)      the  investment  management  fee and other fees paid by the Wells Fargo
         Funds, and the historical and projected expense ratios of the Wells Fargo Funds as compared with those of the Strong Funds and industry peer groups;

(vi) the historical investment performance records of the Strong Funds and the Wells Fargo Funds, relative to each other and relative to peer groups;

(vii) the anticipated benefits of economies of scale for the Strong Funds and benefits to their shareholders of promoting more efficient operations and enabling greater diversification of investments--for more information on this consideration see "Gross and Net Operating Expense Ratios of the Funds" below;

(viii) the current circumstances of SFC, SCM and the Strong Funds, including the recent regulatory investigations and settlements involving market timing, the litigation pending on the same and related matters, the continued outflows from the Funds since September 2003 and the continued substantial departure of personnel (including portfolio managers) from SCM and other affiliated Strong service providers to the Funds since September 2003;

(ix) that the Strong transfer agent is required to cease operating as a transfer agent within one year after the regulatory settlements;

(x)      the apparent lack of favorable alternatives;

(xi) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests;

(xii) the potential benefits to Strong Funds' shareholders resulting from the Strong Funds' access to the larger distribution network and capability of the Wells Fargo Funds;

(xiii) the Board's understanding of Wells Fargo's plans concerning direct and intermediary marketing, support for the no-load funds, shareholder services including web-based services, and shareholders' ability to hold fund shares, after the Reorganization, in "no transaction fee" platforms;

(xiv) the viability of the Strong Funds absent approval of the proposed Reorganization;

(xv) the relative compatibility of the investment objectives, policies and restrictions of the Strong Funds and their corresponding Wells Fargo Funds;

(xvi) the service features and investment options available to shareholders of the Strong Funds and the Wells Fargo Funds;

(xvii)   the reputation, financial strength and resources of Wells Fargo;

(xviii) the capabilities, practices and resources of Funds Management and the other service providers to the Wells Fargo Funds;

(xix) the qualifications and experience of the personnel at Funds Management that are involved with the Wells Fargo Funds;

(xx)     the shareholder services offered by Wells Fargo;

(xxi) the regulatory review of the Wells Fargo Funds and Funds Management conducted by the Board;

(xxii) that the expenses of the Reorganization would not be borne by Strong Funds' shareholders; and

(xxiii) the expected treatment of the Reorganization as a "reorganization" under Section 368(a) of the Internal Revenue Code for U.S. federal income tax purposes.


     Some of the above factors, which served as the basis for the Board's determination to approve the Reorganization, are discussed in greater detail below.

o        GREATER PRODUCT ARRAY AND ENHANCED RANGE OF INVESTMENT OPTIONS.


     Investors in Wells Fargo Funds enjoy a wide array of investment options and strategies. At the closing of the Reorganization, the Wells Fargo Funds family is expected to have over 115 publicly offered funds, including equity funds, international and emerging markets funds, asset allocation funds, tax-free funds, income funds and money market funds. This broad range of investment options will permit an investor in Wells Fargo Funds to diversify his or her investments and to participate in investment styles currently prevalent in the market. Shareholders are free, with a few exceptions, to make exchanges of the same class of shares between Wells Fargo Funds without additional charge. Thus, if the Reorganization is approved, Strong Fund shareholders will have increased investment options and greater flexibility to change investments through exchanges. Such exchanges generally are taxable. Absent approval of the proposed Reorganization, the alternatives available to the Strong Funds are limited and may include liquidations.

o        WELLS FARGO FUNDS SHAREHOLDER SERVICE CAPABILITIES


     With over $76 billion in assets under management, as of June 30, 2004, Wells Fargo Funds is the 28th largest mutual fund company in the United States. In addition, the scale and financial resources of Funds Management allows Wells Fargo Funds to provide increased sales and service capabilities to fund shareholders and their financial intermediaries. Investors in Wells Fargo Funds have access to a highly rated telephone service operation (for both shareholders and their financial intermediaries), automated services, and Internet services. Further, Funds Management provides convenient branch locations and access to other financial products and services. These shareholder services will be available to Strong Fund shareholders if the Reorganization is approved. In addition, the Strong Funds call center is expected to remain in place to serve shareholders.

o        GREATER ECONOMIES OF SCALE


     Wells Fargo Funds and the Strong Funds have the potential to benefit from greater economies of scale by, among other things, having a larger group of funds with greater assets, thereby reducing certain fixed costs (such as legal, compliance and board of director/trustee expenses) as a percentage of fund assets. In addition, as a result of the Reorganization, certain funds are expected to benefit from economies of scale as a result of reaching breakpoints in fee schedules.

o        PORTFOLIO MANAGEMENT


     Wells Fargo Funds has depth in its investment management personnel provided by Funds Management and the various sub-advisers that run the day-to-day operations of the Wells Fargo Funds. Also, Wells Capital has agreed to hire the small cap, mid cap core, mid cap growth, all cap value, all cap growth, large cap growth, Asia Pacific, and fixed income portfolio management teams that manage certain of the Strong Funds, and those portfolio managers will continue to manage many of the applicable Strong Funds as employees of Wells Capital, rather than as employees of SCM.

o        COMPATIBLE OBJECTIVES AND INVESTMENT STRATEGIES


     As discussed in the section entitled "Comparison of Investment Objectives, Principal Investment Strategies and Policies," each Acquiring Fund and corresponding Strong Fund generally have compatible investment objectives and strategies. As a result, the proposed Reorganization, based on current facts, is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective(s) of the Acquiring Fund. It also is not expected to significantly alter the risk/potential return profile of any shareholder's investment except as described in the comparison section. Further, the continuation of one or more of the current portfolio managers for the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Select Fund, Strong
Advisor Short Duration Bond Fund,  Strong  Advisor Small Cap Value Fund,  Strong
Advisor Strategic Income Fund, Strong Advisor U.S. Value Fund, and Strong Municipal Bond Fund as portfolio manager(s) of the corresponding Wells Fargo Funds is expected to maintain a consistent investment style between those Strong Funds and their corresponding Wells Fargo Funds.

o        COMPARATIVE PERFORMANCE


     Shareholders can consult the chart under the heading "Performance" in this Prospectus/Proxy Statement for Fund specific performance comparisons. In the Reorganizations involving the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor International Core Fund, Strong Advisor Large Company Core Fund, Strong Advisor Select Fund, Strong Advisor Short Duration Bond Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Strategic Income Fund, Strong Advisor U.S. Value Fund, and Strong Municipal Bond Fund, the Acquiring Fund will assume the financial history, including the performance history of the predecessor Strong Fund at the closing of the Reorganization. Also, in each other Reorganization, the Acquiring Fund generally has comparable or better performance than the corresponding Strong Fund.

o        GROSS AND NET OPERATING EXPENSE RATIOS OF THE FUNDS


     The Board also considered the net and gross operating expense ratios for each Strong Fund and corresponding Acquiring Fund and noted the potential for future savings and reductions. For most Reorganizations, except for those involving the Strong Advisor Bond Fund (Institutional Class), Strong Advisor International Core Fund (Class A, Class B, and Class C), and Strong Corporate Income Fund (Investor Class), the Acquiring Fund, has the same or a lower net operating expense ratio (after contractual and voluntary waivers and absorptions) than the Strong Fund. Thus, with these limited exceptions shareholders will pay the same or lower fees as a result of the Reorganization.

o        TAX-FREE REORGANIZATION

     The Board also considered the expectation that the Reorganization will be treated as a "reorganization" for U.S. federal income tax purposes. Prior to the Reorganization, if you as a Strong Funds shareholder were to redeem your investment in the Strong Funds and invest the proceeds in another Fund or other investment product, you generally would recognize gain or loss for U.S. federal income tax purposes upon the redemption of the shares. By contrast, it is intended that, for such purposes: (1) you will not recognize a taxable gain or a loss on the exchange of your Acquired Fund shares for shares of the corresponding Acquiring Fund, although you may recognize gain to the extent you receive a payment in respect of Excluded Assets; (2) you will have the same aggregate tax cost basis in your Acquiring Fund shares as you had in your Acquired Fund shares; and (3) assuming that you hold your Acquired Fund shares as a capital asset, the same holding period for your Acquiring Fund shares will include the period for which you held your Acquired fund shares. As a shareholder of an open-end fund, you will continue to have the right to redeem any or all of your shares at net asset value at any time. At that time, you generally would recognize a gain or loss for U.S. federal income tax purposes.

o        EXPENSES OF THE REORGANIZATION

     Funds Management and SFC share equally all of the costs of preparing, printing, and mailing the Prospectus/Proxy Statement and related solicitation expenses for the approvals of the Proposals, so shareholders of the Strong Funds and Acquiring Funds will not bear these costs.


PERFORMANCE


     The following table shows the average annual total returns of select Classes of shares (as indicated in the table) of the Strong Funds and the Acquiring Funds for 1, 5 and 10 years or since inception, as applicable, as of June 30, 2004. Performance information for the WF Common Stock Fund, WF Endeavor Large Cap Fund, WF International Core Fund, WF Large Company Core Fund, WF Municipal Bond Fund, WF Endeavor Select Fund, WF Ultra-Short Duration Bond Fund, WF Small Cap Value Fund, [WF STRATEGIC INCOME FUND], and WF U.S. Value Fund is the same as for their corresponding Strong Funds because they are new Funds with no assets that will assume the financial history of their corresponding Strong Fund at the closing of the Reorganization, except that the Class A shares of the WF Ultra-Short Duration Bond Fund will assess a lower maximum initial sales charge than its corresponding Strong Fund. For more information regarding the total returns of each of the Acquiring Funds, see the "Financial Highlights" in Exhibit E to this Prospectus/Proxy Statement or your Strong Funds prospectus. Of course, past performance does not predict future results. All returns reflect the effect of fee waivers. Without these fee waivers, the average annual total returns for the Funds would have been lower. Returns reflect applicable sales charges. For current yield information for the Strong Funds, call 1-800-368-3863, and for the Wells Fargo Funds, call 1-800-222-8222.

---------------------------------------------------------------- ------------------ ----------- --------------------
                  FUND/CLASS (INCEPTION DATE)                         1-YEAR          5-YEAR        10-YEAR OR
                                                                                                  SINCE INCEPTION
---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR COMMON STOCK FUND/
WF COMMON STOCK FUND (12-29-89)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (1) (11-30-00)                                           14.25%           3.91%         11.92%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (12-29-89)                                               21.45%           5.45%         12.95%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR ENDEAVOR LARGE CAP FUND/
WF ENDEAVOR LARGE CAP FUND (9-28-01)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (9-28-01)                                                16.41%           -              0.97%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR FOCUS FUND (11-30-00)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (11-30-00)                                               18.12%           -            -12.71%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG BLUE CHIP FUND (6-30-97)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (6-30-97)                                         22.07%          -6.87%          3.06%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF LARGE COMPANY GROWTH FUND (12-31-82)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(2) (10-1-98)                                             12.60%          -4.90%         11.86%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3)  (3-__-05)                                            12.41%          -5.06%         11.67%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR INTERNATIONAL CORE FUND /
WF INTERNATIONAL CORE FUND (9-28-01)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (9-28-01)                                                19.56%           -              5.23%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG VALUE FUND (12-29-95)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (12-29-95)                                        17.24%           2.99%          8.84%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR LARGE COMPANY CORE FUND/
WF LARGE COMPANY CORE FUND (11-3-97)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(4)  (11-3-97)                                             8.50%           0.48%          3.89%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3)  (3-__-05)                                            15.13%           1.67%          4.82%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR MID CAP GROWTH FUND (12-31-96)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(1) (11-30-00)                                            10.56%          -4.55%          3.58%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (12-31-96)                                               17.14%          -3.40%          4.54%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF MONTGOMERY MID CAP GROWTH FUND
(12-30-94)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(5) (12-30-94)                                            29.35%           3.42%          9.56%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3) (3-__-05)                                             29.13%           3.24%          9.54%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR SELECT FUND /
WF ENDEAVOR SELECT FUND (12-29-00)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (12-29-00)                                               26.03%           -             -4.09%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG MULTI CAP VALUE FUND (10-22-85)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (10-22-85)                                        26.81%           0.75%          6.72%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR SMALL CAP VALUE FUND /
WF SMALL CAP VALUE FUND (12-31-97)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(1) (11-30-00)                                            29.74%          17.99%         17.08%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (12-31-97)                                               37.88%          19.64%         18.41%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR TECHNOLOGY FUND (11-30-00)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (11-30-00)                                               15.63%           -            -11.35%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG TECHNOLOGY 100 FUND (12-31-99)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (6) (12-31-99)                                    25.00%           -            -15.45
---------------------------------------------------------------- ------------------ ----------- --------------------
WF SPECIALIZED TECHNOLOGY FUND (9-18-00)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (9-18-00)                                                33.53%                        -18.85%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3) (3-__-05)                                             33.33%           -            -19.11%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
(3-28-02)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (3-28-02)                                                15.50%           -              2.02%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG U.S. EMERGING GROWTH FUND(__)  (12-31-98)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (12-31-98)                                        25.63%           4.89%          8.50%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF MONTGOMERY SMALL CAP FUND (7-13-90)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(7) (7-13-90)                                             32.14%           1.08%          8.34%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3) (3-__-05)                                             31.91%           0.91%          8.15%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG STRATEGIC VALUE FUND (3-28-02)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (3-28-02)                                         24.64%           -              4.68%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR U.S. VALUE FUND /
WF U.S. VALUE FUND (12-29-95)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(1) (11-30-00)                                            15.11%          -0.29%          9.50%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (12-29-95)                                               22.13%           0.96%         10.47%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR UTILITIES AND ENERGY FUND (7-31-02)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (7-31-02)                                                 7.87%           -              3.86%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF EQUITY INCOME FUND (3-31-89)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(8) (5-2-96)                                              18.62%          -0.92%         11.37%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR BOND FUND (12-31-96)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(9)  (8-31-99)                                            -4.49%           4.40%        6.41%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (8-31-99)                                                -0.22%           5.48%        7.33%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Institutional Class (12-31-96)                                    0.72%           6.14%        7.88%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG CORPORATE INCOME FUND (10-31-02)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (10-31-02)                                         0.30%           -            4.61%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF MONTGOMERY TOTAL RETURN BOND FUND
(6-30-97)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(10) (10-31-01)                                            0.35%           7.10%        6.98%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z(3) (3-__-05)                                              0.29%           7.05%        7.10%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Institutional Class(11)  (6-30-97)                                0.67%           6.68%        7.10%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR MUNICIPAL BOND FUND  (8-25-86)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(12) (8-25-86)                                            -4.35%           3.91%        5.12%
---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG MUNICIPAL BOND FUND /
WF MUNICIPAL BOND FUND (10-23-86)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(3) (3-__-05)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Investor Class (10-23-86)                                         3.66%           3.27%        4.70%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------
STRONG ADVISOR SHORT DURATION BOND FUND (3-31-94)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A(1) (11-30-00)                                            -1.56%           3.04%        5.28%
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class Z (3-31-94)                                                 0.78%           3.51%        5.52%
---------------------------------------------------------------- ------------------ ----------- --------------------
WF ULTRA-SHORT DURATION BOND FUND (3-31-94)
---------------------------------------------------------------- ------------------ ----------- --------------------
      Class A(13) (11-30-00)                                          -1.27%          3.10%         5.20%
---------------------------------------------------------------- ------------------ ----------- --------------------
      Class Z (3-31-94)                                                0.78%          3.51%         5.52%
---------------------------------------------------------------- ------------------ ----------- --------------------

---------------------------------------------------------------- ------------------ ----------- --------------------

STRONG ADVISOR STRATEGIC INCOME FUND /
 [WF STRATEGIC INCOME FUND] (11-30-00)
---------------------------------------------------------------- ------------------ ----------- --------------------
     Class A (11-30-00)                                                8.84%            -           9.32%
---------------------------------------------------------------- ------------------ ----------- --------------------

(1) PERFORMANCE FOR THE STRONG ADVISOR COMMON STOCK FUND, STRONG ADVISOR MID CAP GROWTH FUND, STRONG ADVISOR SMALL CAP VALUE FUND, STRONG ADVISOR U.S. VALUE FUND, AND STRONG ADVISOR SHORT DURATION BOND FUND CLASS A SHARES IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S CLASS Z SHARES FROM THE INCEPTION OF THE FUND TO NOVEMBER 30, 2000, RECALCULATED TO REFLECT THE DIFFERENT EXPENSES APPLICABLE TO CLASS A.
(2) PERFORMANCE FOR THE WF LARGE COMPANY GROWTH FUND CLASS A SHARES FOR PERIODS PRIOR TO INCEPTION REFLECTS PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THE APPLICABLE CLASS. FOR
     PERIODS PRIOR TO NOVEMBER 11, 1994, PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND, ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THE APPLICABLE CLASS. THE COLLECTIVE INVESTMENT FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS AND OTHER RESTRICTIONS WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED PERFORMANCE.
(3) PERFORMANCE FOR THE WF LARGE COMPANY CORE FUND, WF LARGE COMPANY GROWTH FUND, WF MONTGOMERY MID CAP GROWTH FUND, WF SPECIALIZED TECHNOLOGY FUND, WF MONTGOMERY SMALL CAP FUND, AND WF MONTGOMERY TOTAL RETURN BOND FUND CLASS Z SHARES REFLECTS PERFORMANCE OF THE FUND'S CLASS A SHARES, ADJUSTED TO REFLECT THAT CLASS Z SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE. PERFORMANCE FOR THE WF MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE FUND'S INVESTOR CLASS SHARES ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THIS CLASS.
(4) THE PERFORMANCE FOR THE STRONG ADVISOR LARGE COMPANY CORE FUND REFLECTS RETURNS FOR THE ROCKHAVEN FUND, WHICH IS THE PREDECESSOR OF THE FUND'S CLASS A SHARES. THE RETURNS REFLECT THE ROCKHAVEN FUND'S MAXIMUM INITIAL SALES CHARGE OF 5.75%, WHICH WAS IN EFFECT FROM SEPTEMBER 17, 1999, THROUGH SEPTEMBER 15, 2002.
(5) PERFORMANCE FOR THE WF MONTGOMERY MID CAP GROWTH FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS R SHARES ADJUSTED FOR THE APPLICABLE SALES CHARGES.
(6) FROM TIME TO TIME, THE STRONG ADVISOR COMMON STOCK FUND'S, STRONG ADVISOR MID CAP GROWTH FUND'S, STRONG ADVISOR SMALL CAP VALUE FUND'S, STRONG U.S. EMERGING GROWTH FUND'S AND STRONG TECHNOLOGY 100 FUND'S PERFORMANCE WAS SIGNIFICANTLY ENHANCED THROUGH INVESTMENTS IN INITIAL PUBLIC OFFERINGS
     (IPOS). IN ADDITION, THE EFFECT OF IPOS PURCHASED WHEN A FUND'S ASSET BASE WAS SMALL MAY HAVE BEEN MAGNIFIED. GIVEN THESE CIRCUMSTANCES, YOU SHOULD NOT EXPECT THAT SUCH ENHANCED RETURNS CAN BE CONSISTENTLY ACHIEVED.
(7) PERFORMANCE FOR THE WF MONTGOMERY SMALL CAP FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS R SHARES ADJUSTED FOR THE APPLICABLE SALES CHARGES. THE PREDECESSOR FUND'S CLASS R IS THE ACCOUNTING SURVIVOR OF THE REORGANIZATION OF THE MONTGOMERY SMALL CAP FUND'S CLASS P AND CLASS R INTO THE FUND'S CLASS A.
(8) PERFORMANCE FOR THE WF EQUITY INCOME FUND CLASS A SHARES FOR PERIODS PRIOR TO INCEPTION REFLECTS PERFORMANCE OF THE INSTITUTIONAL CLASS SHARES ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THE APPLICABLE CLASS. FOR
     PERIODS PRIOR TO NOVEMBER 11, 1994, PERFORMANCE SHOWN REFLECTS THE PERFORMANCE OF THE PREDECESSOR COLLECTIVE INVESTMENT FUND, ADJUSTED TO REFLECT THE FEES AND EXPENSES OF THE APPLICABLE CLASS. THE COLLECTIVE INVESTMENT FUND WAS NOT A REGISTERED MUTUAL FUND AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS AND OTHER RESTRICTIONS WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED PERFORMANCE.
(9) THE PERFORMANCE FOR THE STRONG ADVISOR BOND CLASS A SHARES IS BASED ON THE HISTORICAL PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES FROM INCEPTION TO AUGUST 31, 1999, RECALCULATED TO REFLECT THE HIGHER EXPENSES ASSOCIATED WITH THE CLASS A, AND THE HISTORICAL PERFORMANCE OF THE FUND'S ADVISOR CLASS SHARES FROM AUGUST 31, 1999, TO NOVEMBER 30, 2000.
(10) PERFORMANCE FOR THE WF MONTGOMERY TOTAL RETURN BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PREDECESSOR FUND ADJUSTED FOR APPLICABLE SALES CHARGES. PERFORMANCE PRIOR TO INCEPTION OF CLASS A REFLECTS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS R SHARES, ADJUSTED TO REFLECT THE APPLICABLE FEES AND EXPENSES OF CLASS A. THE PREDECESSOR FUND'S INCEPTION DATE IS JUNE 30, 1997.
(11) PERFORMANCE FOR THE WF MONTGOMERY TOTAL RETURN BOND FUND INSTITUTIONAL CLASS SHARES REFLECTS THE PERFORMANCE OF THE PREDECESSOR FUND'S CLASS R SHARES.
(12) PERFORMANCE FOR THE STRONG ADVISOR MUNICIPAL BOND FUND CLASS A SHARES IS BASED ON THE PERFORMANCE OF THE CLASS A SHARES OF ITS PREDECESSOR FUND, THE STATE STREET RESEARCH TAX-EXEMPT FUND.
(13) PERFORMANCE FOR THE WF ULTRA-SHORT DURATION BOND FUND CLASS A SHARES IS BASED ON THE HISTORICAL PERFORMANCE OF THE STRONG ADVISOR SHORT DURATION BOND FUND'S CLASS Z SHARES FROM THE INCEPTION OF THE FUND TO NOVEMBER 30, 2000, RECALCULATED TO REFLECT THE DIFFERENT EXPENSES APPLICABLE TO CLASS A, AND THE STRONG ADVISOR SHORT DURATION BOND FUND'S CLASS A SHARES FROM DECEMBER 1, 2000 TO JUNE 30, 2004, RECALCULATED TO REFLECT THAT THE WF ULTRA-SHORT DURATION BOND FUND ASSESSES A LOWER MAXIMUM INITIAL FEE.


MATERIAL U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

     The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as an Acquired Fund shareholder. It is based on the Internal Revenue Code, applicable Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Proxy Statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

     Neither Strong Funds nor Wells Fargo Funds has requested or will request an advance ruling from the Internal Revenue Service as to the U.S. federal income tax consequences of the Reorganization or any related transaction. The Internal Revenue Service could adopt positions contrary to that discussed below and such positions could be sustained. You are urged to consult with your own tax advisors and financial planners as to the particular tax consequences of the Reorganization to you, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     QUALIFICATION OF THE REORGANIZATION AS A "REORGANIZATION" UNDER THE INTERNAL REVENUE CODE

     The obligation of Strong Funds and Wells Fargo Funds to consummate the Reorganization is conditioned upon their receipt of an opinion of Morrison & Foerster LLP generally to the effect that the Reorganization will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code, with respect to each Acquiring Fund and its corresponding Acquired Fund, and that, for U.S. federal income tax purposes, generally:

     o Neither an Acquiring Fund nor its corresponding Acquired Fund will recognize any gain or loss as a result of the Reorganization.

     o An Acquired Fund shareholder will not recognize any gain or loss as a result of the receipt of corresponding Acquiring Fund shares in exchange for such shareholder's Acquired Fund shares pursuant to the Reorganization.

     o    An   Acquired   Fund   shareholder's   aggregate   tax  basis  in  the
          corresponding   Acquiring  Fund  shares   received   pursuant  to  the
          Reorganization will equal such shareholder's aggregate tax basis in Acquired Fund shares held immediately before the Reorganization.

     o An Acquired Fund shareholder's holding period for the corresponding Acquiring Fund shares received pursuant to the Reorganization will include the period during which the shareholder held Acquired Fund shares.

     o An Acquiring Fund's tax basis in an Acquired Fund's assets received pursuant to the Reorganization will equal the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization, and the Acquiring Fund's holding period of such assets will include the period during which the Acquired Fund held such assets.

     The tax opinion described above will be based on the then-existing law, will be subject to certain assumptions and qualifications and will be based in part on the truth and accuracy of certain representations by Strong Funds and Wells Fargo Funds, including representations in certificates of Strong Funds and Wells Fargo Funds. The Wells Fargo Funds' certificate will include a representation to the effect that each Acquiring Fund will retain at least 34% of the corresponding Acquired Fund's assets and generally not dispose of these retained assets for a specified period of time determined by the historic turnover ratios of the Acquiring Fund and Acquired Fund. This limitation may cause a portfolio security of an Acquired Fund to be retained for a much longer period of time as a result of the Reorganization, and, as a consequence, detrimentally impact the performance of the corresponding Acquiring Fund.

         UTILIZATION OF LOSS CARRYFORWARDS AND UNREALIZED LOSSES

     U.S. federal income tax law permits a regulated investment company, such as an Acquired Fund or Acquiring Fund, to carry forward its net capital losses for a period of up to eight taxable years. A number of the Acquired Funds are presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as further detailed below. The Reorganization will cause the tax years of certain Acquired Funds to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Reorganization is expected to result in a limitation on the ability of certain of the Acquiring Funds to use carryforwards of the corresponding Acquired Funds, and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limit. The Section 382 limitation as to a particular Acquired Fund generally will equal the product of the net asset value of the Acquired Fund immediately prior to the Reorganization and the "long-term tax-exempt rate," published by the Internal Revenue Service, in effect at such time. As of the date of this Prospectus/Proxy Statement, the long-term tax-exempt rate is [4.72%]. However, no assurance can be given as to what long-term tax exempt rate will be in effect at the time of the Reorganization. In certain instances, under Section 384 of the Internal Revenue Code, an Acquiring Fund will also be prohibited from using the corresponding Acquired Fund's loss carryforwards and unrealized losses against the unrealized gains of the Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. While the ability of an Acquiring Fund to absorb the corresponding Acquired Fund's losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganization, it is expected that substantially all of an Acquired Fund's losses may become permanently unavailable where the limitation applies. If an Acquiring Fund is able to utilize net capital loss carryforwards or unrealized losses of the corresponding Acquired Fund, the tax benefit resulting from those losses will be shared by both the Acquired Fund and Acquiring Fund shareholders following the Reorganization. Therefore, an Acquired Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

     In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of an Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Fund immediately following the Reorganization. Even if the Reorganization does not result in the limitation on the use of losses, future transactions by the Acquiring Fund may do so. No limitation will apply solely as a result of the Reorganization where only one Acquired Fund is reorganized into a newly formed Acquiring Fund. Accordingly, it is expected that the limitation will apply to any losses of the Strong Advisor Bond Fund, Strong Advisor Focus Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Technology Fund, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong Advisor Utilities and Energy Fund, Strong Blue Chip Fund, Strong Corporate Income Fund, Strong Multi Cap Value Fund, Strong Municipal Bond Fund, Strong Strategic Value Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund and Strong Value Fund. In addition, an Acquired Fund's losses that remain available to the corresponding Acquiring Fund will inure to the benefit to both the Acquired Fund and Acquiring Fund shareholders following the Reorganization. Therefore, an Acquired Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.

     As of October 31, 2003, and March 31, 2004, respectively, for U.S. federal income tax purposes, the Strong Advisor Bond Fund had capital loss carryforwards of approximately $5,945,235 and no net unrealized capital losses, the Strong
Corporate Income Fund had no capital loss carryforwards or net unrealized capital losses and the Strong Municipal Bond Fund had capital loss carryforwards of approximately $22,676,651 and net unrealized capital losses of approximately $7,962,142. As of December 31, 2003, and March 31, 2004, respectively, for U.S. federal income tax purposes, the Strong Advisor Focus Fund had capital loss carryforwards of approximately $4,510,414 and no net unrealized capital losses, the Strong Advisor Mid Cap Growth Fund had capital loss carryforwards of approximately $118,085,651 and no net unrealized capital losses, the Strong Advisor Technology Fund had capital loss carryforwards of approximately $763,150 and no net unrealized capital losses, the Strong Advisor U.S. Small/Mid Cap Growth Fund had capital loss carryforwards of approximately $107,537 and no net unrealized capital losses, the Strong Advisor Utilities and Energy Fund had capital loss carryforwards of approximately $313,921 and no net unrealized capital losses, the Strong Blue Chip Fund had capital loss carryforwards of approximately $191,500,257 and no net unrealized capital losses, the Strong Multi Cap Value Fund had capital loss carryforwards of approximately $100,542,054 and no net unrealized capital losses, the Strong Strategic Value Fund had no capital loss carryforwards or net unrealized capital losses, the Strong Technology 100 Fund had capital loss carryforwards of approximately $264,562,805 and no net unrealized capital losses, the Strong U.S. Emerging Growth Fund had capital loss carryforwards of approximately $61,877,628 and no net unrealized capital losses and the Strong Value Fund had no capital loss carryforwards or net unrealized capital losses.

     The Acquired Fund shareholders will benefit from any capital loss carryforwards and unrealized capital losses of the corresponding Acquiring Fund. An Acquiring Fund's ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under
Section 382 of the Internal Revenue Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward. The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time. While the ability of an Acquiring Fund to absorb its losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, it is expected that substantially all of its losses may become permanently unavailable where the limitation applies. In general, the limitation will apply to a pre-existing Acquiring Fund when its shareholders will hold less than 50% of its outstanding shares immediately following the Reorganization. Accordingly, it is expected that the limitation will apply to any losses of the WF Montgomery Small Cap Fund. As of September 30, 2003, for U.S. federal income tax purposes, the WF Montgomery Small Cap Fund had capital loss carryforwards of approximately $15,590,605 and no net unrealized capital losses. Even if the Reorganization does not result in the limitation on the use of an Acquiring Fund's losses, prior or future transactions involving an Acquiring Fund may cause such limitations to apply.

         STATUS AS A REGULATED INVESTMENT COMPANY

     Since its formation, each of the Acquiring Funds and each of the Acquired Funds believes it has qualified as a separate "regulated investment company" under the Internal Revenue Code. Accordingly, each of the Acquiring Funds and each of the Acquired Funds believes that it has been, and expects to continue to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

         DISTRIBUTION OF INCOME AND GAINS

     Prior to the Reorganization, each Acquired Fund whose taxable year will end as a result of the Reorganization generally is required to declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income and net realized capital gain, including capital gains on any securities disposed of in connection with the Reorganization. Such distributions will be made to such shareholders before or after the Reorganization. An Acquired Fund shareholder will be required to include any such distributions in such shareholder's taxable income. This may result in the recognition of income that could have been deferred or might never have been realized had the Reorganization not occurred.

     Moreover, if an Acquiring Fund has realized net investment income or net capital gains but not distributed such income or gains prior the Reorganization, and you acquire shares of such Acquiring Fund in the Reorganization, a portion of your subsequent distributions from the Acquired Fund will, in effect, be a taxable return of part of your investment. Similarly, if you acquire Acquiring Fund shares in the Reorganization when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

         TREATMENT OF EXCLUDED ASSETS AND EXCLUDED LIABILITIES

     The taxation of the Excluded Assets, recoveries on the Excluded Assets, and the Excluded Liabilities is uncertain and will depend upon the claims settled. The Acquired Funds currently believe that the likelihood of a net recovery is so speculative that it has no ascertainable value and will be reported as such for U.S. federal income tax purposes. No assurances can be given that such belief will not change between the date of this Prospectus/Proxy Statement and the date of the Reorganization. Acquired Fund shareholders are urged to consult their own tax advisors regarding the taxation to them of the Excluded Assets, recoveries on the Excluded Assets and the Excluded Liabilities.

U.S. FEDERAL INCOME TAXATION OF AN INVESTMENT IN AN ACQUIRING FUND

     The following discussion summarizes the U.S. federal income taxation of an investment in an Acquiring Fund. It does not apply to certain shareholders, such as foreign or tax-exempt shareholders or those holding Acquiring Fund shares through a tax-advantaged account, such as a 401(k) Plan or an Individual Retirement Account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax advisor about your specific tax situation. Please see the SAIs for the Acquiring Funds for additional federal income tax information.

     An Acquiring Fund will pass on to its shareholders substantially all of the Acquiring Fund's net investment income and realized capital gains, if any. Distributions from an Acquiring Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions that come from a Municipal Acquiring Fund's tax-exempt interest income generally are free from U.S. federal income tax, but may be subject to the federal AMT and state, local and other taxes. Distributions from an Acquiring Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

     An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. An Acquiring Fund's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Fund's sales and exchanges after May 5, 2003. Also, if you are an individual Acquiring Fund shareholder, your distributions attributable to dividends received by the Acquiring Fund from certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements generally are met by you for your Acquiring Fund shares, and by the Acquiring Fund for its investment in stock producing such dividends. Absent further legislation, these reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

     Distributions from an Acquiring Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

     If more than 50% of an Acquiring Fund's total assets at the close of its taxable year consist of securities of non-U.S. companies, the Acquiring Fund can file an election with the IRS which requires you to include a pro rata portion amount of the Acquiring Fund's foreign withholding taxes in your gross income, and treat such amount as foreign taxes paid by you. In general, you can either deduct such taxes in computing your taxable income or claim such amount as a foreign tax credit against your federal income tax liability, subject to certain limitations. It is expected that the WF International Core Fund may be eligible for the election, but we can't assure you that it will make the election for any year.

     If you actually or are deemed to acquire shares of an Acquiring Fund, including shares acquired pursuant to the Reorganization, shortly before it makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you actually or are deemed to acquire Acquiring Fund shares, including shares acquired pursuant to the Reorganization, when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Acquiring Fund sells the appreciated securities and distributes the realized gain. The Acquiring Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

     Your redemptions (including redemptions in-kind) and exchanges of Acquiring Fund shares ordinarily will result in a taxable capital gain or loss depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and your adjusted tax basis in your shares. Such capital gain or loss generally will be long-term capital gain or loss if you have held (or deemed to have held) your redeemed or exchanged Acquiring Fund shares for more than one year at the time of redemption or exchange. As discussed above, if the Reorganization qualifies as a "reorganization" for U.S. federal income tax purposes, your initial tax basis in your Acquiring Fund shares will be equal, in the aggregate, to the tax basis of the Acquired Fund shares you relinquished in the Reorganization, and your holding period will include the holding period of such Acquired Fund shares as long as you held such shares as a capital asset. In certain circumstances, losses realized on the redemption or exchange of Acquiring Fund shares may be disallowed.

     In certain circumstances, Acquiring Fund shareholders may be subject to back-up withholding taxes.


FEES AND EXPENSES OF THE REORGANIZATION

     All fees and expenses, including accounting expenses, legal expenses, proxy expenses, portfolio transfer taxes (if any) or other similar expenses incurred in connection with the completion of the Reorganization will be borne by Funds Management and/or SCM.


EXISTING AND PRO FORMA CAPITALIZATIONS


     STRONG ADVISOR FOCUS FUND/ STRONG BLUE CHIP FUND/WF GROWTH FUND//WF LARGE COMPANY GROWTH FUND


     The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Focus Fund, the Investor Class shares of the Strong Blue Chip Fund, the Class A shares of the WF Growth Fund and the Class A shares of the WF Large Company Growth Fund, (ii) the unaudited PRO FORMA combined capitalization of Class A and Class Z shares of the WF Large Company Growth Fund assuming each Reorganization has taken place individually and in combinations, and (iii) the unaudited PRO FORMA combined capitalization of the Class A and Class Z shares of the WF Large Company Growth Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                                                               NET ASSET
                                                           TOTAL              SHARES             VALUE
FUND                                                     NET ASSETS         OUTSTANDING          PER SHARE
---------------------------------------------------- ------------------- ------------------ -------------------
Strong Advisor Focus
CLASS A                                                  $1,176,925            189,046            $6.23
CLASS B                                                   1,166,677            191,338             6.10
CLASS C                                                     316,238             51,881             6.10
Strong Blue Chip
INVESTOR CLASS                                          158,670,672         13,696,407            11.58
WF Growth Fund
CLASS A                                                 133,517,501         11,227,493            11.89
WF Large Company Growth
CLASS A                                                 422,294,609          8,882,890            47.54
PRO FORMA-WF Large Company Growth (1)
CLASS A                                                 424,954,449          8,938,839            47.54
PRO FORMA- WF Large Company Growth (2)
CLASS Z                                                 158,670,672         13,696,407            11.58
PRO FORMA- WF Large Company Growth (3)
CLASS A                                                 424,954,449         8,938,839             47.54
CLASS Z                                                 158,670,672         13,696,407            11.58
PRO FORMA- WF Large Company Growth (4)
CLASS A                                                 558,471,950         11,747,356            47.54
PRO FORMA- WF Large Company Growth (5)
CLASS Z                                                 158,670,672         13,696,407            11.58
PRO FORMA- WF Large Company Growth (6)
CLASS A                                                 558,471,950         11,747,356            47.54
CLASS Z                                                 158,670,672         13,696,407            11.58

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND, THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND, AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.

         STRONG ADVISOR UTILITIES AND ENERGY FUND/WF EQUITY INCOME FUND


     The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Utilities and Energy Fund and the Class A, Class B and Class C shares of the WF Equity Income Fund and (ii) the unaudited PRO FORMA combined capitalization of each of the share classes of the WF Equity Income Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                                                              NET ASSET
                                                              TOTAL            SHARES           VALUE
       FUND                                                 NET ASSETS      OUTSTANDING       PER SHARE
       ----------------------------------------------- ------------------ ----------------- ------------------
       Strong Advisor Utilities and Energy
       CLASS A                                            $10,045,002         911,454            $11.02
       CLASS B                                                259,106          23,493             11.03
       CLASS C                                                193,569          17,574             11.01
       WF Equity Income
       CLASS A                                            190,994,024        5,477,411            34.87
       CLASS B                                             95,592,264        2,742,263            34.86
       CLASS C                                             12,994,135          361,365            35.96
       PRO FORMA-WF Equity Income(1)
       CLASS A                                            201,039,026        5,765,486            34.87
       CLASS B                                             95,851,370        2,749,696            34.86
       CLASS C                                             13,187,704          366,748            35.96

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR UTILITIES AND ENERGY FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF EQUITY INCOME FUND.

         STRONG ADVISOR MID CAP GROWTH FUND/WF MONTGOMERY MID CAP GROWTH FUND


     The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C and Class Z shares of the Strong Advisor Mid Cap Growth Fund and the Class A, Class B and Class C shares of the WF Montgomery Mid Cap Growth Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Montgomery Mid Cap Growth Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                              TOTAL            SHARES       NET ASSET VALUE
             FUND                                          NET ASSETS       OUTSTANDING          PER SHARE
             ----------------------------------------- ------------------ ----------------- ------------------
             Strong Advisor Mid Cap Growth
             CLASS A                                   $9,488,214           769,091            $12.34
             CLASS B                                    2,929,929           243,225             12.05
             CLASS C                                      713,067            59,218             12.04
             CLASS Z                                   54,020,848         4,393,955             12.29
             WF Montgomery Mid Cap Growth
             CLASS A                                   98,393,680        16,062,601              6.13
             CLASS B                                    6,990,879         1,169,804              5.98
             CLASS C                                      982,752           164,475              5.98
              PRO FORMA-WF Montgomery Mid Cap Growth(1)
             CLASS A                                   107,881,894       17,611,536              6.13
             CLASS B                                     9,920,808        1,660,078              5.98
             CLASS C                                     1,695,819          283,815              5.98
             CLASS Z                                    54,020,848        4,393,955             12.29

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE STRONG ADVISOR MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY MID CAP GROWTH FUND.

STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND/ STRONG U.S. EMERGING GROWTH FUND/WF SMALL CAP GROWTH FUND/WF MONTGOMERY SMALL CAP FUND


     The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor U.S. Small/Mid Cap Growth Fund, the Investor Class shares of the Strong U.S. Emerging Growth Fund, the Class A, Class B and Class C shares of the WF Small Growth Cap Fund, and the Class A, Class B and Class C shares of the Montgomery Small Cap Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Montgomery Small Cap Fund assuming each Reorganization has taken place individually and in combinations, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Montgomery Small Cap Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.


                                                                            SHARES       NET ASSET VALUE
  FUND                                               TOTAL NET ASSETS    OUTSTANDING         PER SHARE
  ------------------------------------------------- ------------------ ----------------- -----------------
  Strong Advisor U.S. Small/Mid Cap Growth
  CLASS A                                           $2,846,656          256,402            $11.10
  CLASS B                                            1,336,101          120,394             11.10
  CLASS C                                            1,538,258          138,496             11.11
  Strong U.S. Emerging Growth
  INVESTOR CLASS                                    93,269,551        6,208,602             15.02
  WF Small Cap Growth Fund
  CLASS A                                           70,189,249        4,314,804             16.27
  CLASS B                                           28,932,784        1,876,251             15.42
  CLASS C                                           11,475,807          744,947             15.40
  WF Montgomery Small Cap
  CLASS A                                          102,589,069        8,726,195             11.76
  CLASS B                                              598,235           51,203             11.68
  CLASS C                                              211,602           18,089             11.70
  PRO FORMA-WF Montgomery Small Cap (1)
  CLASS A                                          105,435,725        8,968,331             11.76
  CLASS B                                            1,934,336          165,560             11.68
  CLASS C                                            1,749,860          149,588             11.70
  PRO FORMA- WF Montgomery Small Cap (2)
  CLASS Z                                           93,269,551        6,208,602             15.02
  PRO FORMA- WF Montgomery Small Cap (3)
     CLASS A                                       105,435,725        8,968,331             11.76
     CLASS B                                         1,934,336          165,560             11.68
     CLASS C                                         1,749,860          149,588             11.70
     CLASS Z                                        93,269,551        6,208,602             15.02
  PRO FORMA-WF Montgomery Small Cap (4)
     CLASS A                                       175,624,974       14,938,607             11.76
     CLASS B                                        30,867,120        2,641,920             11.68
     CLASS C                                        13,225,667        1,130,609             11.70
  PRO FORMA- WF Montgomery Small Cap (5)
     Class Z                                        93,269,551        6,208,602             15.02
  PRO FORMA- WF Montgomery Small Cap (6)
  CLASS A                                           175,624,974      14,938,607             11.76
  CLASS B                                            30,867,120       2,641,920             11.68
  CLASS C                                            13,225,667       1,130,609             11.70
  CLASS Z                                            93,269,551       6,208,602             15.02


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND INTO THE CLASS A, CLASS B AND CLASS C SHARES OF THE WF MONTGOMERY SMALL CAP FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND.
(3) Assuming the reorganization of the Class A, Class B and Class C shares of the Strong Advisor U.S. Small/Mid Cap Growth Fund and the Investor Class shares of the Strong U.S. Emerging Growth Fund into the Class A, Class B, Class C and Class Z shares of the WF Montgomery Small Cap Fund.
(4) Assuming the reorganization of the Class A, Class B and Class C shares of the Strong Advisor U.S. Small/Mid Cap Growth Fund and the WF Small Cap Growth Fund into the Class A, Class B and Class C shares of the WF Montgomery Small Cap Fund.
(5) Assuming the reorganization of the Strong U.S. Emerging Growth Fund and the WF Small Cap Growth Fund into the WF Montgomery Small Cap Fund.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND, THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND, AND THE CLASS A, CLASS B AND CLASS C SHARES OF THE WF SMALL CAP GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND.


     STRONG ADVISOR TECHNOLOGY FUND/ STRONG TECHNOLOGY 100 FUND/ WF SPECIALIZED TECHNOLOGY FUND


     The following table sets forth, as of March 31, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Technology Fund, the Investor Class shares of the Strong Technology 100 Fund, and the Class A shares of the WF Specialized Technology Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Specialized Technology Fund assuming each Reorganization has taken place individually, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Specialized Technology Fund assuming all of the Reorganizations have taken place individually. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

                                                                               SHARES        NET ASSET VALUE
     FUND                                                TOTAL NET ASSETS    OUTSTANDING         PER SHARE
     -------------------------------------------------- ----------------- ------------------ -----------------
     Strong Advisor Technology
     CLASS A                                                 $885,684          125,516         $7.06
     CLASS B                                                  549,041           78,943          6.95
     CLASS C                                                  223,256           32,212          6.93
     Strong Technology 100
     INVESTOR CLASS                                       125,085,249        27,740,611         4.51
     WF Specialized Technology
     CLASS A                                              118,571,442        26,967,454         4.40
     PRO FORMA-WF Specialized Technology (1)              120,229,423        27,344,539         4.40
     CLASS A
     PRO FORMA- WF Specialized Technology (2)
     CLASS Z                                              125,085,249        27,740,611         4.51
     PRO FORMA- WF Specialized Technology (3)
     CLASS A                                              120,229,423        27,344,539         4.40
     CLASS Z                                              125,085,249        27,740,611         4.51

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND AND THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.

     STRONG ADVISOR U.S. VALUE FUND/ STRONG STRATEGIC VALUE FUND/ WF U.S. VALUE FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C, Class K and Class Z shares of the Strong Advisor U.S. Value Fund and the Investor Class shares of the Strong Strategic Value Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF U.S. Value Fund assuming each Reorganization has taken place individually, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF U.S. Value Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                                          SHARES             NET ASSET VALUE
       FUND                                             TOTAL NET ASSETS  OUTSTANDING        PER SHARE
       ------------------------------------------------ ----------------- ------------------ -----------------
       Strong Advisor U.S. Value
       CLASS A                                          $4,037,820         219,664             $18.38
       CLASS B                                           5,907,996         321,709              18.36
       CLASS C                                           4,352,582         238,064              18.28
       CLASS K                                          83,200,794       4,561,078              18.24
       CLASS Z                                         242,511,293      13,106,036              18.50
       Strong Strategic Value
       INVESTOR CLASS                                    2,985,872         275,780              10.83
       PRO FORMA-WF U.S. Value (1)
       CLASS A                                           4,037,820         219,664              18.38
       CLASS B                                           5,907,996         321,709              18.36
       CLASS C                                           4,352,582         238,064              18.28
       INSTITUTIONAL CLASS                              83,200,794       4,561,078              18.24
       CLASS Z                                         242,511,293      13,106,036              18.50
       PRO FORMA- WF U.S. Value (2)
       CLASS Z                                           2,985,872         275,780              10.83
       PRO FORMA- WF U.S. Value (3)
       CLASS A                                           4,037,820         219,664              18.38
       CLASS B                                           5,907,996         321,709              18.36
       CLASS C                                           4,352,582         238,064              18.28
       INSTITUTIONAL CLASS                               83,200,794      4,561,078              18.24
       CLASS Z                                          245,497,165     13,267,401              18.50

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K AND CLASS Z SHARES OF THE STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS AND CLASS Z SHARES, RESPECTIVELY, OF THE WF U.S. VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K AND CLASS Z SHARES OF THE STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS AND CLASS Z SHARES OF THE WF U.S. VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.

     STRONG ADVISOR LARGE COMPANY CORE FUND/STRONG VALUE FUND/ WF LARGE COMPANY CORE FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Value Fund, and the Class A, B, C and K shares of the Strong Advisor Large Company Core Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Large Company Core Fund assuming each Reorganization has taken place individually, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Large Company Core Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                           TOTAL                           NET ASSET VALUE
       FUND                                             NET ASSETS     SHARES OUTSTANDING       PER SHARE
       -------------------------------------------- ------------------ ------------------- -------------------
       Strong Advisor Large Company Core
       CLASS A                                      $61,404,932           5,619,631               10.93
       CLASS B                                        8,845,769             822,108               10.76
       CLASS C                                        7,872,013             731,899               10.76
       CLASS K                                       39,201,562           3,567,043               10.99
       Strong Value
       INVESTOR CLASS                                61,604,978           5,356,357               11.50
       PRO FORMA-WF Large Company Core (1)
       CLASS A                                       61,404,932           5,619,631               10.93
       CLASS B                                        8,845,769             822,108               10.76
       CLASS C                                        7,872,013             731,899               10.76
       INSTITUTIONAL CLASS                           39,201,562           3,567,043               10.99
       PRO FORMA- WF Large Company Core(2)
       CLASS Z                                       61,404,978           5,356,357               11.50
       PRO FORMA- WF Large Company Core(3)
       CLASS A                                       61,404,932           5,619,631               10.93
       CLASS B                                        8,845,769             822,108               10.76
       CLASS C                                        7,872,013             731,899               10.76
       INSTITUTIONAL CLASS                           39,201,562           3,567,043               10.99
       CLASS Z                                       61,604,978           5,356,357               11.50

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF THE STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF LARGE COMPANY CORE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF THE STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF THE WF LARGE COMPANY CORE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.

     STRONG ADVISOR SMALL CAP VALUE FUND/ STRONG MULTI CAP VALUE FUND/ WF SMALL CAP VALUE FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Investor Class shares of the Strong Multi Cap Value Fund, and the Class A, Class B, Class C, and Class Z shares of the Strong Advisor Small Cap Value Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Small Cap Value Fund assuming each Reorganization has taken place individually, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Small Cap Value Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.


                                                       TOTAL             SHARES        NET ASSET VALUE
     FUND                                            NET ASSETS        OUTSTANDING          PER SHARE
     ------------------------------------------ ------------------- ------------------ -------------------
     Strong Advisor Small Cap Value
     CLASS A                                    $562,316,104        19,582,915           $28.71
     CLASS B                                     126,240,126         4,515,476            27.96
     CLASS C                                     151,023,244         5,392,873            28.00
     CLASS Z                                   1,200,069,533        41,554,883            28.88
     Strong Multi Cap Value
     INVESTOR CLASS                              207,511,903         3,643,544            56.95
     PRO FORMA-WF Small Cap Value (1)
     CLASS A                                    562,316,104         19,582,915            28.71
     CLASS B                                    126,240,126          4,515,476            27.96
     CLASS C                                    151,023,244          5,392,873            28.00
     CLASS Z                                  1,200,069,533         41,554,883            28.88
     PRO FORMA- WF Small Cap Value (2)
     CLASS Z                                    207,511,903          3,643,544            56.95
     PRO FORMA- WF Small Cap Value (3)
     CLASS A                                    562,316,104         19,582,915            28.71
     CLASS B                                    126,240,126          4,515,476            27.96
     CLASS C                                    151,023,244          5,392,873            28.00
     CLASS Z                                  1,407,581,436         48,740,411            28.88

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF SMALL CAP VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.

         STRONG ADVISOR ENDEAVOR LARGE CAP FUND/WF ENDEAVOR LARGE CAP FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Endeavor Large Cap Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Endeavor Large Cap Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.


                                                           TOTAL                           NET ASSET VALUE
       FUND                                             NET ASSETS     SHARES OUTSTANDING       PER SHARE
       -------------------------------------------- ------------------ ------------------- -------------------
       Strong Advisor Endeavor Large Cap
       CLASS A                                      $40,111,544         3,770,754               $10.64
       CLASS B                                          849,649            81,052                10.48
       CLASS C                                          426,557            40,707                10.48
       PRO FORMA-WF Endeavor Large Cap (1)
       CLASS A                                       40,111,544         3,770,754                10.64
       CLASS B                                          849,649            81,052                10.48
       CLASS C                                          426,557            40,707                10.48

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR ENDEAVOR LARGE CAP FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR LARGE CAP FUND.

         STRONG ADVISOR SELECT FUND/WF ENDEAVOR SELECT FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Select Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Endeavor Select Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                           TOTAL                           NET ASSET VALUE
                    FUND                                NET ASSETS     SHARES OUTSTANDING  PER SHARE
                    ------------------------------- ------------------ ------------------- -------------------
                    Strong Advisor Select
                    CLASS A                         $76,037,056          8,311,832               $9.15
                    CLASS B                             931,630            104,498                8.92
                    CLASS C                             984,394            110,413                8.92
                    PRO FORMA-WF Endeavor Select
                      (1)                            76,037,056          8,311,832                9.15
                    CLASS A                             931,630            104,498                8.92
                    CLASS B                             984,394            110,413                8.92
                    CLASS C

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B AND CLASS C SHARES OF THE STRONG ADVISOR SELECT FUND INTO THE CLASS A, CLASS B AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR SELECT FUND.

         STRONG ADVISOR COMMON STOCK FUND/WF COMMON STOCK FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C and Class Z shares of the Strong Advisor Common Stock Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Common Stock Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.


                                                                                           NET ASSET VALUE
           FUND                                      TOTAL NET ASSETS  SHARES OUTSTANDING       PER SHARE
           ---------------------------------------- ------------------ ------------------- -------------------
           Strong Advisor Common Stock
           CLASS A                                  $78,738,247         3,507,252            $22.45
           CLASS B                                   38,308,402         1,748,369             21.91
           CLASS C                                   30,086,438         1,373,064             21.91
           CLASS Z                                1,316,738,133        58,122,183             22.65
           PRO FORMA-WF Common Stock (1)
           CLASS A                                   78,738,247         3,507,252             22.45
           CLASS B                                   38,308,402         1,748,369             21.91
           CLASS C                                   30,086,438         1,373,064             21.91
           CLASS Z                                1,316,738,133        58,122,183             22.65

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE STRONG ADVISOR COMMON STOCK FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF COMMON STOCK FUND.

         STRONG ADVISOR INTERNATIONAL CORE FUND/ WF INTERNATIONAL CORE FUND


     The following table sets forth, as of June 30, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor International Core Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF International Core Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.


                                                           TOTAL                           NET ASSET VALUE
           FUND                                          NET ASSETS    SHARES OUTSTANDING       PER SHARE
           ----------------------------------------- ----------------- ------------------- -------------------
           Strong Advisor International Core
           CLASS A                                   $622,282           51,675               $12.04
           CLASS B                                    891,363           74,156                12.02
           CLASS C                                    233,838           19,476                12.01
           PRO FORMA-WF International Core (1)
           CLASS A                                    622,282           51,675                12.04
           CLASS B                                    891,363           74,156                12.02
           CLASS C                                    233,838           19,476                12.01

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR INTERNATIONAL CORE FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF INTERNATIONAL CORE FUND.

     STRONG ADVISOR BOND FUND/ STRONG CORPORATE INCOME FUND/WF INCOME FUND/WF MONTGOMERY TOTAL RETURN BOND FUND


     The following table sets forth, as of May 31, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C, Class K, Class Z and Institutional Class shares of the Strong Advisor Bond Fund, the Investor Class shares of the Strong Corporate Income Fund, the Class A, Class B and Institutional Class Shares of the WF Income Fund and the Class A, Class B, Class C, Institutional Class and Select Class shares of the WF Montgomery Total Return Bond Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Montgomery Total Return Bond Fund assuming each Reorganization has taken place individually and in combinations, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Montgomery Total Return Bond Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.



                                                                                           NET ASSET VALUE
         FUND                                      TOTAL NET ASSETS    SHARES OUTSTANDING  PER SHARE
         ----------------------------------------- ------------------- ------------------- -------------------
         Strong Advisor Bond
         CLASS A                                   $15,964,984         1,479,063                $10.79
         CLASS B                                    10,658,742           987,049                 10.80
         CLASS C                                     5,967,671           552,779                 10.80
         CLASS K                                    19,256,635         1,784,925                 10.79
         CLASS Z                                    59,918,718         5,550,382                 10.80
         INSTITUTIONAL CLASS                       134,278,720        12,450,528                 10.78
         Strong Corporate Income
         INVESTOR CLASS                             25,184,649         2,511,200                 10.03
         WF Income Fund
            CLASS A                                 20,202,123         2,154,076                 9.38
            CLASS B                                 14,088,818         1,503,781                 9.37
            INSTITUTIONAL CLASS                    303,705,775        32,428,077                 9.37
         WF Montgomery Total Return Bond
         CLASS A                                    45,669,574         3,707,410                12.32
         CLASS B                                     8,030,712           651,285                12.33
         CLASS C                                     6,247,916           509,416                12.26
         INSTITUTIONAL CLASS                       202,187,059        16,695,259                12.11
         SELECT CLASS                               50,698,981         4,185,446                12.11
         PRO FORMA-WF Montgomery Total Return
         Bond(1)
         CLASS A                                    61,634,558         5,003,431                12.32
         CLASS B                                    18,689,454         1,515,701                12.33
         CLASS C                                    12,215,587           995,983                12.26
         INSTITUTIONAL CLASS                       221,443,694        18,285,344                12.11
         CLASS Z                                    59,918,718         5,550,382                10.80
         SELECT CLASS                              184,977,701        15,270,804                12.11
         PRO FORMA- WF Montgomery Total Return
         Bond (2)
         CLASS Z                                    25,184,649         2,511,200                10.03
         PRO FORMA- WF Montgomery Total Return
         Bond(3)
         CLASS A                                    61,634,558         5,003,431               12.32
         CLASS B                                    18,689,454         1,515,701               12.33
         CLASS C                                    12,215,587           995,983               12.26
         INSTITUTIONAL CLASS                       221,443,694        18,285,344               12.11
         CLASS Z                                    85,103,367         7,883,283               10.80
         SELECT CLASS                              184,977,701        15,270,804               12.11
         PRO FORMA- WF Montgomery Total Return
         Bond(4)
         CLASS A                                    81,836,681         6,643,419               12.32
         CLASS B                                    32,778,272         2,658,294               12.33
         CLASS C                                    12,215,587           995,983               12.26
         INSTITUTIONAL CLASS                       525,149,469        43,363,341               12.11
         CLASS Z                                    59,918,718         5,550,382               10.80
         SELECT CLASS                              184,977,701        15,270,804               12.11
         PRO FORMA- WF Montgomery Total Return
         Bond(5)
         CLASS Z                                    25,184,649         2,511,200               10.03
         PRO FORMA- WF Montgomery Total Return
         Bond(6)
         CLASS A                                    81,836,681         6,643,419               12.32
         CLASS B                                    32,778,272         2,658,294               12.33
         CLASS C                                    12,215,587           995,983               12.26
         INSTITUTIONAL CLASS                       525,149,469        43,363,341               12.11
         CLASS Z                                    85,103,367         7,883,283               10.80
         SELECT CLASS                              184,977,701        15,270,804               12.11

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF THE STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF THE STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF THE STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.


     STRONG ADVISOR MUNICIPAL BOND FUND/ STRONG MUNICIPAL BOND FUND/ WF MUNICIPAL BOND FUND


     The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C and Institutional Class shares of the Strong Advisor Municipal Bond Fund and the Investor Class shares of the Strong Municipal Bond Fund, (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Municipal Bond Fund assuming each Reorganization has taken place individually, and (iii) the unaudited pro forma combined capitalization of each of the share classes of the WF Municipal Bond Fund assuming all of the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.



                                                                                             NET ASSET VALUE
      FUND                                            TOTAL NET ASSETS  SHARES OUTSTANDING        PER SHARE
      --------------------------------------------- ------------------- -------------------- -------------------
      Strong Advisor Municipal Bond
      CLASS A                                       $158,748,094         18,933,513             $8.38
      CLASS B                                         31,720,212          3,802,980              8.34
      CLASS C                                          2,261,320            269,966              8.38
      INSTITUTIONAL CLASS                             20,070,573          2,401,694              8.36
      Strong Municipal Bond
      INVESTOR CLASS                                 183,849,995         20,681,153              8.89
      PRO FORMA-WF Municipal Bond (1)
      CLASS A                                        158,748,094         18,933,513              8.38
      CLASS B                                         31,720,212          3,802,980              8.34
      CLASS C                                          2,261,320            269,966              8.38
      INSTITUTIONAL CLASS                             20,070,573          2,401,694              8.36
      PRO FORMA- WF Municipal Bond (2)
      INVESTOR CLASS                                 183,849,995         20,681,153              8.89
      PRO FORMA- WF Municipal Bond (3)
      CLASS A                                        158,748,094         18,933,513              8.38
      CLASS B                                         31,720,212          3,802,980              8.34
      CLASS C                                          2,261,320            269,966              8.38
      INSTITUTIONAL CLASS                             20,070,573          2,401,694              8.36
      INVESTOR CLASS                                 183,849,995         20,681,153              8.89

(1)  ASSUMING  THE  REORGANIZATION  OF  THE  CLASS  A,  CLASS  B,  CLASS  C  AND
     INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF MUNICIPAL BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.
(3)  ASSUMING  THE  REORGANIZATION  OF  THE  CLASS  A,  CLASS  B,  CLASS  C  AND
     INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C AND INSTITUTIONAL CLASS SHARES OF THE WF MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.

     STRONG ADVISOR SHORT DURATION BOND FUND/ WF ULTRA-SHORT DURATION BOND FUND


     The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Class A, Class B, Class C and Class Z shares of the Strong Advisor Short Duration Bond Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Ultra-Short Duration Bond Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.


                                                                                               NET ASSET VALUE
     FUND                                            TOTAL NET ASSETS    SHARES OUTSTANDING    PER SHARE
     -------------------------------------------- --------------------- ---------------------- ----------------------
     Strong Advisor Short Duration Bond
     CLASS A                                     $20,775,444            2,123,844                 9.78
     CLASS B                                      11,429,509            1,170,998                 9.76
     CLASS C                                      12,875,847            1,316,498                 9.78
     CLASS Z                                      18,632,468            1,911,767                 9.75
     PRO FORMA-WF Ultra-Short Duration Bond (1)
     CLASS A                                     $20,775,444            2,123,844                 9.78
     CLASS B                                      11,429,509            1,170,998                 9.76
     CLASS C                                      12,875,847            1,316,498                 9.78
     CLASS Z                                      18,632,468            1,911,767                 9.75

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES OF STRONG ADVISOR SHORT DURATION BOND FUND INTO THE CLASS A, CLASS B, CLASS C AND CLASS Z SHARES, RESPECTIVELY, OF THE WF ULTRA-SHORT DURATION BOND FUND.

         STRONG ADVISOR STRATEGIC INCOME FUND/ WF STRATEGIC INCOME FUND


     The following table sets forth, as of April 30, 2004: (i) the unaudited capitalization of the Class A, Class B and Class C shares of the Strong Advisor Strategic Income Fund and (ii) the unaudited pro forma combined capitalization of each of the share classes of the WF Strategic Income Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

                                                                                      NET ASSET VALUE
FUND                                     TOTAL NET ASSETS   SHARES OUTSTANDING               PER SHARE
---------------------------------------- ------------------ ------------------------- ----------------------
Strong Advisor Strategic Income
CLASS A                                  $11,958,231        1,169,684                  $10.22
CLASS B                                    9,290,437          908,447                   10.23
CLASS C                                    5,434,390          532,283                   10.21
PRO FORMA-WF Strategic Income (1)
CLASS A                                   11,958,231        1,169,684                   10.22
CLASS B                                    9,290,437          908,447                   10.23
CLASS C                                    5,434,390          532,283                   10.21

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR STRATEGIC INCOME FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF STRATEGIC INCOME FUND.



                                   PROPOSAL 2:
                    APPROVAL OF AN INTERIM ADVISORY AGREEMENT


SUMMARY


     At the closing of the Transaction, which is expected to occur on or about [DECEMBER 31, 2004], the existing investment advisory agreement between the Strong Funds and SCM ("Strong Advisory Agreement") will terminate. In August 2004, the Board unanimously voted to approve an interim investment advisory agreement between the Strong Funds and Funds Management ("Interim Agreement"), a form of which is included in this Prospectus/Proxy Statement as Exhibit G, which, if approved by shareholders, would become effective at the closing of the Transaction and continue through the closing of the Reorganization ("Interim Period"). On September __, 2004, the Board approved certain compliance policies and procedures of Funds Management.


TERMS OF THE TERMINATING STRONG ADVISORY AGREEMENT AND THE INTERIM AGREEMENT


     Under the Strong Advisory Agreement, SCM is responsible for investment decisions and supplies investment research and portfolio management. SCM is authorized to delegate its investment advisory duties to a sub-adviser in accordance with a written agreement. In that situation, SCM continues to have responsibility for all investment advisory services furnished by the sub-adviser under the sub-advisory agreement. At its expense, SCM provides office space and all necessary office facilities, equipment, and personnel for servicing the investments of the Fund. Under the Strong Advisory Agreement, SCM is responsible for placing all orders for the purchase and sale of the Fund's portfolio securities at the Fund's expense. Except for expenses assumed by SCM or an affiliate, the Fund is responsible for all its expenses, including, without limitation, interest charges, taxes, insurance, brokerage commissions, and similar expenses; distribution and shareholder servicing expenses; expenses of issue, sale, repurchase, or redemption of shares; expenses of registering or qualifying shares for sale with the states and the SEC; expenses for printing and distribution of prospectuses to existing shareholders; charges of custodians (including fees as custodian for keeping books and similar services for the Fund), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, and clerical services related to recordkeeping and shareholder relations; fees for Directors and officers who are not "interested persons" of SCM, if any; and extraordinary expenses. The Strong Advisory Agreement has an initial term of two years and, thereafter, is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Strong Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Strong Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board, by vote of a majority of the Fund's outstanding voting securities, or by SCM, and will terminate automatically in the event of its assignment.


     The following table sets forth the dates of the Strong Advisory Agreement, the date on which the Strong Advisory Agreement was last submitted to shareholder vote, and the advisory fee under the Strong Advisory Agreement.


----------------------------------------------- ------------------------- -------------------------- -----------
           CORPORATION/STRONG FUND              DATE OF STRONG ADVISORY     DATE LAST APPROVED BY     ADVISORY
                                                       AGREEMENT                SHAREHOLDERS             FEE
----------------------------------------------- ------------------------- -------------------------- -----------
Strong Common Stock Fund, Inc.
---------------------------------------------------------------------------------------------------- -----------
     Strong Advisor Common Stock Fund                July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Endeavor Large Cap Fund          September 27, 2001       September 28, 2001       0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Focus Fund                       July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Technology Fund                  July 23, 2001            July 20, 2001            0.75%1
---------------------------------------------------------------------------------------------------- -----------
Strong Conservative Equity Funds, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor U.S. Value Fund                  July 23, 2001            July 20, 2001            0.55%
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Blue Chip Fund                           July 23, 2001            July 20, 2001            0.50%
---------------------------------------------------------------------------------------------------- -----------
Strong Equity Funds II, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Multi Cap Value Fund                     May 14, 2001             April 23, 2001           0.75%
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Strategic Value Fund                     March 28, 2002           March 28, 2002           0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
Strong Equity Funds, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Large Company Core Fund          September 12, 2002       August 30, 2002          0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Mid Cap Growth Fund              July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Small Cap Value Fund             July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Utilities and Energy Fund        July 31, 2002            July 31, 2002            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Technology 100 Fund                      July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong U.S. Emerging Growth Fund                July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Value Fund                               July 23, 2001            July 20, 2001            0.75%1
---------------------------------------------------------------------------------------------------- -----------
Strong Income Funds II, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Bond Fund                        July 23, 2001            July 20, 2001            0.23%2
---------------------------------------------------------------------------------------------------- -----------
Strong Income Funds, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Municipal Bond Fund              September 27, 2002       February 26, 2003        0.37%3
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Corporate Income Fund                    October 31, 2002         October 31, 2002        0.375%4
---------------------------------------------------------------------------------------------------- -----------
Strong International Equity Funds, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor International Core Fund          September 27, 2001       September 28, 2001       0.75%1
----------------------------------------------------------------------------------------------------------------
Strong Municipal Bond Fund, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Municipal Bond Fund                      July 23, 2001            July 20, 2001            0.35%5
---------------------------------------------------------------------------------------------------- -----------
Strong Opportunity Fund, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Select Fund                      July 23, 2001            July 20, 2001            0.75%1
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor U.S. Small/Mid Cap Growth        March 28, 2002           March 28, 2002           0.75%1
     Fund
---------------------------------------------------------------------------------------------------- -----------
Strong Short-Term Global Bond Fund, Inc.
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Short Duration Bond Fund         July 23, 2001            July 20, 2001           0.375%4
----------------------------------------------- ------------------------- -------------------------- -----------
     Strong Advisor Strategic Income Fund            July 23, 2001            July 20, 2001            0.50%6
----------------------------------------------- ------------------------- -------------------------- -----------

/1/ 0.75% on assets under $4 billion; 0.725% for the next $2 billion in assets; and 0.70% for assets $6 billion and above.
/2/ 0.23% on assets under $4 billion; 0.205% for the next $2 billion in assets; and 0.18% for assets $6 billion and above.
/3/ 0.37% on assets under $4 billion; 0.345% for the next $2 billion in assets; and 0.32% for assets $6 billion and above.
/4/ 0.375% on assets under $4 billion; 0.35% for the next $2 billion in assets; and 0.325% for assets $6 billion and above.
/5/ 0.35% on assets under $4 billion; 0.325% for the next $2 billion in assets; and 0.30% for assets $6 billion and above.
/6/ 0.50% on assets under $4 billion; 0.475% for the next $2 billion in assets; and 0.45% for assets $6 billion and above.


     We are required to explain why the existing agreements were last submitted to a shareholder vote, even though these agreements are terminating. For each Strong Fund for which an investment advisory agreement was last approved by shareholders on July 20, 2001, the Board had approved changes to the previous agreement related to fee structures, expense reimbursement policies, and administrative services. For some Strong Funds, the revised agreement introduced breakpoints (asset levels) at which management fees decreased as a percentage of the Fund's net assets. For Strong Funds that previously had a combined investment advisory and administration agreement and fee, the agreements and fees were separated and the administration fee was increased. For Strong Funds with a 2% cap on fund expenses as a result of a state law that no longer applied to the Funds, the cap was removed from the agreement. For the Strong Advisor Large Company Core and the Strong Advisor Municipal Bond Funds, shareholders voted on a change in the investment adviser from Rockhaven Asset Management, LLC and State Street Research & Management Company, respectively, to SCM. For each other Strong Fund, shareholders approved the initial investment advisory agreement at the launch of the Fund.


     The Board last approved the Strong Advisory Agreement on April 30, 2004. As part of its approval of the Strong Advisory Agreement, the Board requested, and SCM agreed, that the aggregate fees and expenses payable by the Strong Family of Funds to SCM and its affiliates would be reduced by approximately $6.4 million per year after giving effect to the then-current waivers and reimbursements.


     The Strong Funds paid the following fees to SCM or an affiliate during the last fiscal year:

--------------------------------------------------- --------------- ----------------- ---------------- --------------
CORPORATION/STRONG FUND                             ADVISORY        ADMINISTRATION    TRANSFER AGENT   12B-1
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Common Stock Fund, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Common Stock Fund                    $11,789,247        $4,719,432       $4,395,282       $374,210
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Endeavor Large Cap Fund                  260,962           104,285           74,079          5,184
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Focus Fund                                 5,703             2,957            7,988          7,731
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Technology Fund                           11,314                 0            1,613          2,472
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Conservative Equity Funds, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor U.S. Value Fund                        1,205,647         5,835,928        1,375,378         43,806
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Blue Chip Fund                                   883,114           529,869        1,566,071              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Equity Funds II, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Multi Cap Value Fund                           1,682,759           552,233        1,338,614              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Strategic Value Fund                                 934               474                0              0
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Equity Funds, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Large Company Core Fund                  498,989           118,198          104,258         92,226
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Mid Cap Growth Fund                      641,656           230,480          546,141         30,094
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Small Cap Value Fund                  11,574,236         4,642,176        4,474,463      1,502,973
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Utilities and Energy Fund                 95,307            37,638           25,182         12,010
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Technology 100 Fund                              810,965           357,434        1,878,642              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong U.S. Emerging Growth Fund                        610,078           207,778          525,873              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Value Fund                                       374,428           149,272          223,497              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Income Funds II, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Bond Fund                                887,953           466,188          856,537        145,824
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Income Funds, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Municipal Bond Fund                      641,188           425,791          351,701        236,423
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Corporate Income Fund                             15,953                 0                0              0
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong International Equity Funds, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor International Core Fund                        0               182              689          4,157
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Municipal Bond Fund, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Municipal Bond Fund                              801,508           641,607          300,317              --
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Opportunity Fund, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Select Fund                              545,194           217,993          148,617          6,967
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor U.S. Small/Mid Cap Growth Fund             9,828             6,394            4,208          8,848
--------------------------------------------------- --------------- ----------------- ---------------- --------------
Strong Short-Term Global Bond Fund, Inc.
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Short Duration Bond Fund                 321,487           239,309          226,827        201,998
--------------------------------------------------- --------------- ----------------- ---------------- --------------
   Strong Advisor Strategic Income Fund                    103,198            40,700           51,405         68,521
--------------------------------------------------- --------------- ----------------- ---------------- --------------
                    Aggregate Total for all Funds:     $33,771,648       $19,526,318      $18,477,382     $2,743,444
--------------------------------------------------- --------------- ----------------- ---------------- --------------


     If the Proposals are approved by shareholders, it is expected that the Strong Funds will transition from most of their other current service providers to the Wells Fargo Funds' service providers during the first quarter of 2005.


     The terms of the Strong Advisory Agreement and those of the Interim Agreement are materially similar, except for the date of the agreement and the name of the investment adviser. APPROVAL OF THE INTERIM AGREEMENT WILL NOT RESULT IN AN INCREASE IN THE ADVISORY FEE CHARGED TO ANY STRONG FUND DURING THE INTERIM PERIOD. If the Interim Agreement is approved, Funds Management will be entitled to receive the same fee rates that SCM would have been entitled to receive under the Strong Advisory Agreement.


     Funds  Management  is  located  at  525  Market  Street,  12th  Floor,  San
Francisco, CA 94105. The owners and principal executive officers of Funds Management are listed below. Unless otherwise indicated, the address for each is 525 Market Street, 12th Floor, San Francisco, CA 94105. Currently, no officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders, or general partners of Funds Management. Currently, no officers or directors/trustees of the Strong Funds have any material interest in Funds Management, or in any material transaction in which Funds Management or an affiliate is a party. /1/

NAME                     POSITION AT FUNDS MANAGEMENT                      PRINCIPAL OCCUPATION
Karla M. Rabush          Director, President and Chief Executive Officer   Same as position at Funds Management
C. David Messman         Director, Senior Vice President and Secretary     Same as position at Funds Management
Stacie D. DeAngelo       Senior Vice President and Treasurer               Same as position at Funds Management
Kenneth L. Niewald       Vice President and Chief Financial Officer        Same as position at Funds Management
Andrew N. Owen           Director and Senior Vice President                Same as position at Funds Management
Dorothy A. Peters        Chief Compliance Officer                          Same as position at Funds Management

OWNERS - NAME, RELATIONSHIP TO FUNDS MANAGEMENT AND ADDRESS

Wells Fargo Investment Group, Inc.
Direct Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163

Wells Fargo & Company
Ultimate Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163


--------

1 Certain Strong Fund Officers that are also employees of SFC or its subsidiaries may become employed by Funds Management or an affiliate at the closing of the Transaction.

     Funds Management serves as the adviser to certain funds in the Wells Fargo Funds family that have similar investment objectives and styles as certain Strong Funds. The chart below lists certain required information about similar funds advised by Funds Management. In addition to the funds listed below, Funds Management also serves as the adviser to certain Wells Fargo Variable Trust funds and Wells Fargo Master Trust portfolios that have similar investment objectives and styles as certain Strong Funds.

------------------------------------------ ------------------ ------------------------------ ----------------------------------
             NAME OF FUND(1)                 ASSET SIZE(2)      ANNUAL MANAGEMENT FEE(3)        NET OPERATING EXPENSE RATIO
                                             (IN MILLIONS)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF 100% Treasury Money Market Fund         3,371.9            $0 - 999M        0.300%        Class A              0.65%(7)
                                                              $1B - 4.99B      0.275%        Service Class        0.50%(7)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Asset Allocation Fund                   1,161.5            $0 - 499M        0.650%        Class A              1.15%(10)
                                                              $500M - 999M     0.600%        Class B              1.90%(10)
                                                              $1B - 2.99B      0.550%        Class C              1.90%(10)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.90%(10)
                                                              >$5B             0.500%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF C&B Large Cap Value Fund                28.0               $0 - 499M        0.750%        Class A              1.20%(11)
                                                              $500M - 999M     0.700%        Class B              1.95%(11)
                                                              $1B - 2.99B      0.650%        Class C              1.95%(11)
                                                              $3B - 4.99B      0.625%        Class D              1.20%(11)
                                                              >$5B             0.600%        Institutional Class  0.95%(11)
                                                                                             Select Class         0.70%(11)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF C&B Mid Cap Value Fund                  542.0              $0 - 499M        0.750%        Class A              1.40%(11)
                                                              $500M - 999M     0.700%        Class B              2.15%(11)
                                                              $1B - 2.99B      0.650%        Class C              2.15%(11)
                                                              $3B - 4.99B      0.625%        Class D              1.25%(11)
                                                              >$5B             0.600%        Institutional Class  1.15%(11)
                                                                                             Select Class         0.90%(11)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF C&B Tax-Managed Value Fund              17.0               $0 - 499M        0.750%        Class A              1.20%(11)
                                                              $500M - 999M     0.700%        Class B              1.95%(11)
                                                              $1B - 2.99B      0.650%        Class C              1.95%(11)
                                                              $3B - 4.99B      0.625%        Class D              1.20%(11)
                                                              >$5B             0.600%        Institutional Class  0.95%(11)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF California Limited Term Tax-Free Fund   90.2               $0 - 499M        0.400%        Class A              0.85%(9)
                                                              $500M - 999M     0.350%        Class C              1.60%(9)
                                                              $1B - 2.99B      0.300%        Institutional Class  0.60%(9)
                                                              $3B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF California Tax-Free Fund                520.6              $0 - 499M        0.400%        Class A              0.80%(9)
                                                              $500M - 999M     0.350%        Class B              1.55%(9)
                                                              $1B - 2.99B      0.300%        Class C              1.55%(9)
                                                              $3B - 4.99B      0.275%        Institutional Class  0.55%(9)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF California Tax-Free Money Market Fund   2,537.5            $0 - 999M        0.300%        Class A              0.65%(7)
                                                              $1B - 4.99B      0.275%        Service Class        0.45%(7)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF California Tax-Free Money Market Trust  477.2                               0.000%                             0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
Cash Investment Money Market Fund          13,811.9                            0.100%        Service Class        0.50%(7)
                                                                                             Administrator Class  0.35%(7)
                                                                                             Institutional Class  0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Colorado Tax-Free Fund                  103.0              $0 - 499M        0.400%        Class A              0.85%(9)
                                                              $500M - 999M     0.350%        Class B              1.60%(9)
                                                              $1B - 2.99B      0.300%        Institutional Class  0.60%(9)
                                                              $3B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Diversified Bond Fund                   185.1                               0.580%(4)     Institutional Class  0.70%(8)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Diversified Equity Fund                 1,442.7                             0.790%(4)     Class A              1.25%(5)
                                                                                             Class B              2.00%(5)
                                                                                             Class C              2.00%(5)
                                                                                             Institutional Class  1.00%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Diversified Small Cap Fund              442.4                               0.840%(4)     Institutional Class  1.20%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Equity Income Fund                      1,186.1            $0 - 499M        0.750%        Class A              1.10%(10)
                                                              $500M - 999M     0.700%        Class B              1.85%(10)
                                                              $1B - 2.99B      0.650%        Class C              1.85%(10)
                                                              $3B - 4.99B      0.625%        Institutional Class  0.85%(5)
                                                              >$5B             0.600%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Government Money Market Fund            9,357.8                             0.100%        Class A              0.65%(7)
                                                                                             Service Class        0.50%(7)
                                                                                             Administrator Class  0.35%(7)
                                                                                             Institutional Class  0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Growth Balanced Fund                    1,955.1                             0.710%(4)     Class A              1.20%(5)
                                                                                             Class B              1.95%(5)
                                                                                             Class C              1.95%(5)
                                                                                             Institutional Class  0.95%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Growth Equity Fund                      556.6                               1.030%(4)     Class A              1.50%(5)
                                                                                             Class B              2.25%(5)
                                                                                             Class C              2.25%(5)
                                                                                             Institutional Class  1.25%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Growth Fund                             172.9              $0 - 499M        0.750%        Class A              1.25%(10)
                                                              $500M - 999M     0.700%        Class B              2.00%(10)
                                                              $1B - 2.99B      0.650%        Institutional Class  1.00%(10)
                                                              $3B - 4.99B      0.625%
                                                              >$5B             0.600%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF High Yield Bond Fund                    300.5              $0 - 499M        0.550%        Class A              1.15%(8)
                                                              $500M - 999M     0.500%        Class B              1.90%(8)
                                                              $1B - 2.99B      0.450%        Class C              1.90%(8)
                                                              $3B - 4.99B      0.425%
                                                              >$5B             0.400%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Income Fund                             334.5              $0 - 499M        0.450%        Class A              1.00%(8)
                                                              $500M - 999M     0.400%        Class B              1.75%(8)
                                                              $1B - 2.99B      0.350%        Institutional Class  0.75%(8)
                                                              $3B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Income Plus Fund                        73.9               $0 - 499M        0.550%        Class A              1.00%(8)
                                                              $500M - 999M     0.500%        Class B              1.75%(8)
                                                              $1B - 2.99B      0.450%        Class C              1.75%(8)
                                                              $3B - 4.99B      0.425%
                                                              >$5B             0.400%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Index Allocation Fund                   82.4               $0 - 499M        0.650%        Class A              1.15%(10)
                                                              $500M - 999M     0.600%        Class B              1.90%(10)
                                                              $1B - 2.99B      0.550%        Class C              1.90%(10)
                                                              $3B - 4.99B      0.525%
                                                              >$5B             0.500%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Inflation-Protected Bond Fund           70.4               $0 - 499M        0.450%        Class A              0.85%(8)
                                                              $500M - 999M     0.400%        Class B              1.60%(8)
                                                              $1B - 2.99B      0.350%        Class C              1.60%(8)
                                                              $3B - 4.99B      0.325%        Institutional Class  0.60%(8)
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Intermediate Government Income Fund     650.0              $0 - 499M        0.450%        Class A              0.95%(8)
                                                              $500M - 999M     0.400%        Class B              1.70%(8)
                                                              $1B - 2.99B      0.350%        Class C              1.70%(8)
                                                              $3B - 4.99B      0.325%        Institutional Class  0.70%(8)
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF International Equity Fund               350.7              $0 - 499M        0.950%        Class A              1.50%(5)
                                                              $500M - 999M     0.900%        Class B              2.25%(5)
                                                              $1B - 2.99B      0.850%        Class C              2.25%(5)
                                                              $3B - 4.99B      0.825%        Institutional Class  1.25%(5)
                                                              >$5B             0.800%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Large Cap Appreciation Fund             24.5               $0 - 999M        0.700%        Class A              1.25%(5)
                                                              $1B - 2.99B      0.650%        Class B              2.00%(5)
                                                              $3B - 4.99B      0.625%        Class C              2.00%(5)
                                                              >$5B             0.600%        Institutional Class  1.00%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Large Cap Value Fund                    3.1                $0 - 499M        0.750%        Class A              1.25%(5)
                                                              $500M - 999M     0.700%        Class B              2.00%(5)
                                                              $1B - 2.99B      0.650%        Class C              2.00%(5)
                                                              $3B - 4.99B      0.625%        Institutional Class  1.00%(5)
                                                              >$5B             0.600%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Large Company Growth Fund               2,827.8            $0 - 499M        0.750%        Class A              1.20%(10)
                                                              $500M - 999M     0.700%        Class B              1.95%(5)
                                                              $1B - 2.99B      0.650%        Class C              1.95%(5)
                                                              $3B - 4.99B      0.625%        Institutional Class  0.95%(5)
                                                              >$5B             0.600%        Select Class         0.75%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Limited Term Government Income Fund     197.2              $0 - 499M        0.450%        Class A              0.95%(8)
                                                              $500M - 999M     0.400%        Class B              1.70%(8)
                                                              $1B - 2.99B      0.350%        Institutional Class  0.70%(8)
                                                              $3B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Liquidity Reserve Money Market Fund     1,779.4            $0 - 999M        0.300%        Investor             1.00%(7)
                                                              $1B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Minnesota Money Market Fund             94.6               $0 - 999M        0.300%        Class A              0.80%(7)
                                                              $1B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Minnesota Tax-Free Fund                 195.9              $0 - 499M        0.400%        Class A              0.85%(9)
                                                              $500M - 999M     0.350%        Class B              1.60%(9)
                                                              $1B - 2.99B      0.300%        Institutional Class  0.60%(9)
                                                              $3B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Moderate Balanced Fund                  553.6                               0.670%(4)     Class A              1.15%(5)
                                                                                             Class B              1.90%(5)
                                                                                             Class C              1.90%(5)
                                                                                             Institutional Class  0.90%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Money Market Fund                       6,983.1            $0 - 999M        0.300%        Class A              0.76%(7)
                                                              $1B - 4.99B      0.275%        Class B              1.51%(7)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Money Market Trust                      1,402.9                             0.000%                             0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Emerging Markets Focus Fund  180.5              $0 - 499M        1.100%        Class A              1.90%(5)
                                                              $500M - 999M     1.050%        Class B              2.65%(5)
                                                              $1B - 2.99B      1.000%        Class C              2.65%(5)
                                                              $3B - 4.99B      0.975%        Institutional Class  1.60%(5)
                                                              >$5B             0.950%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Institutional Emerging       94.3               $0 - 499M        1.100%        Select Class         1.25%(5)
Markets Fund                                                  $500M - 999M     1.050%
                                                              $1B - 2.99B      1.000%
                                                              $3B - 4.99B      0.975%
                                                              >$5B             0.950%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Mid Cap Growth Fund          106.2              $0 - 499M        0.750%        Class A
                                                              $500M - 999M     0.700%        1.45%(5),(12)
                                                              $1B - 2.99B      0.650%        Class B
                                                              $3B - 4.99B      0.625%        2.20%(5),(13)
                                                              >$5B             0.600%        Class C
                                                                                             2.20%(5),(13)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Short Duration Government    437.9              $0 - 499M        0.450%        Class A              0.85%(8)
Bond Fund                                                     $500M - 999M     0.400%        Class B              1.60%(8)
                                                              $1B - 2.99B      0.350%        Class C              1.60%(8)
                                                              $3B - 4.99B      0.325%        Institutional Class  0.60%(8)
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Small Cap Fund               82.2               $0 - 499M        0.900%        Class A              1.40%(10)
                                                              $500M - 999M     0.850%        Class B              2.15%(10)
                                                              $1B - 2.99B      0.800%        Class C              2.15%(10)
                                                              $3B - 4.99B      0.775%        Institutional Class  1.20%(5)
                                                              >$5B             0.750%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Montgomery Total Return Bond Fund       316.4              $0 - 499M        0.450%        Class A              0.90%(8)
                                                              $500M - 999M     0.400%        Class B              1.65%(8)
                                                              $1B - 2.99B      0.350%        Class C              1.65%(8)
                                                              $3B - 4.99B      0.325%        Institutional Class  0.70%(8)
                                                              >$5B             0.300%        Select Class         0.42%(8)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF National Limited Term Tax-Free Fund     172.3              $0 - 499M        0.400%        Class A              0.85%(9)
                                                              $500M - 999M     0.350%        Class B              1.60%(9)
                                                              $1B - 2.99B      0.300%        Class C              1.60%(9)
                                                              $3B - 4.99B      0.275%        Institutional Class  0.60%(9)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF National Tax-Free Fund                  329.4              $0 - 499M        0.400%        Class A              0.85%(9)
                                                              $500M - 999M     0.350%        Class B              1.60%(9)
                                                              $1B - 2.99B      0.300%        Class C              1.60%(9)
                                                              $3B - 4.99B      0.275%        Institutional Class  0.60%(9)
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF National Tax-Free Money Market Fund     2,171.8                             0.100%        Class A              0.65%(7)
                                                                                             Service Class        0.45%(7)
                                                                                             Institutional Class  0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF National Tax-Free Money Market Trust    352.2                               0.000%                             0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Nebraska Tax-Free Fund                  46.3               $0 - 499M        0.400%        Institutional Class  0.83%
                                                              $500M - 999M     0.350%        (9),(14)
                                                              $1B - 2.99B      0.300%
                                                              $3B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Outlook 2010 Fund                       195.1              $0 - 499M        0.650%        Class A              1.25%(6)
                                                              $500M - 999M     0.600%        Class B              2.00%(6)
                                                              $1B - 2.99B      0.550%        Class C              2.00%(6)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.95%(6)
                                                              >$5B             0.500%        Select Class         0.75%(6)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Outlook 2020 Fund                       302.0              $0 - 499M        0.650%        Class A              1.25%(6)
                                                              $500M - 999M     0.600%        Class B              2.00%(6)
                                                              $1B - 2.99B      0.550%        Class C              2.00%(6)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.95%(6)
                                                              >$5B             0.500%        Select Class         0.75%(6)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Outlook 2030 Fund                       190.8              $0 - 499M        0.650%        Class A              1.25%(6)
                                                              $500M - 999M     0.600%        Class B              2.00%(6)
                                                              $1B - 2.99B      0.550%        Class C              2.00%(6)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.95%(6)
                                                              >$5B             0.500%        Select Class         0.75%(6)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Outlook 2040 Fund                       234.4              $0 - 499M        0.650%        Class A              1.25%(6)
                                                              $500M - 999M     0.600%        Class B              2.00%(6)
                                                              $1B - 2.99B      0.550%        Class C              2.00%(6)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.95%(6)
                                                              >$5B             0.500%        Select Class         0.75%(6)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Outlook Today Fund                      88.6               $0 - 499M        0.650%        Class A              1.25%(6)
                                                              $500M - 999M     0.600%        Class B              2.00%(6)
                                                              $1B - 2.99B      0.550%        Class C              2.00%(6)
                                                              $3B - 4.99B      0.525%        Institutional Class  0.95%(6)
                                                              >$5B             0.500%        Select Class         0.75%(6)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Overland Express Sweep Fund             4,540.0            $0 - 999M        0.300%                             1.08%(7)
                                                              $1B - 4.99B      0.275%
                                                              >$5B             0.250%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Overseas Fund                           0.0                $0 - 499M        0.950%        Class A              1.50%(5)
                                                              $500M - 999M     0.900%
                                                              $1B - 2.99B      0.850%
                                                              $3B - 4.99B      0.825%
                                                              >$5B             0.800%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Prime Investment Money Market Fund      1,699.3                             0.100%        Service Class        0.55%(7)
                                                                                             Institutional Class  0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF SIFE Specialized Financial Services     512.8              $0 - 499M        0.950%        Class A              1.35%(5)
Fund                                                          $500M - 999M     0.900%        Class B              2.10%(5)
                                                              $1B - 2.99B      0.850%        Class C              2.10%(5)
                                                              $3B - 4.99B      0.825%
                                                              >$5B             0.800%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Small Cap Growth Fund                   164.1              $0 - 499M        0.900%        Class A              1.45%(10)
                                                              $500M - 999M     0.850%        Class B              2.20%(10)
                                                              $1B - 2.99B      0.800%        Class C              2.20%(10)
                                                              $3B - 4.99B      0.775%        Institutional Class  1.20%(10)
                                                              >$5B             0.750%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Small Cap Opportunities Fund            521.1              $0 - 499M        0.900%        Institutional Class  1.20%(5)
                                                              $500M - 999M     0.850%
                                                              $1B - 2.99B      0.800%
                                                              $3B - 4.99B      0.775%
                                                              >$5B             0.750%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Small Company Growth Fund               526.2              $0 - 499M        0.900%        Class A              1.45%(5)
                                                              $500M - 999M     0.850%        Class B              2.20%(5)
                                                              $1B - 2.99B      0.800%        Class C              2.20%(5)
                                                              $3B - 4.99B      0.775%        Institutional Class  1.20%(5)
                                                              >$5B             0.750%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Small Company Value Fund                91.6               $0 - 499M        0.900%        Class A              1.45%(5)
                                                              $500M - 999M     0.850%        Class B              2.20%(5)
                                                              $1B - 2.99B      0.800%        Class C              2.20%(5)
                                                              $3B - 4.99B      0.775%        Institutional Class  1.20%(5)
                                                              >$5B             0.750%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Specialized Health Sciences Fund        34.9               $0 - 499M        0.950%        Class A              1.65%(5)
                                                              $500M - 999M     0.900%        Class B              2.40%(5)
                                                              $1B - 2.99B      0.850%        Class C              2.40%(5)
                                                              $3B - 4.99B      0.825%
                                                              >$5B             0.800%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Specialized Technology Fund             158.0              $0 - 499M        1.050%        Class A              1.75%(10)
                                                              $500M - 999M     1.000%        Class B              2.50%(5)
                                                              $1B - 2.99B      0.950%        Class C              2.50%(5)
                                                              $3B - 4.99B      0.925%
                                                              >$5B             0.900%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Stable Income Fund                      749.3              $0 - 499M        0.450%        Class A              0.90%(8)
                                                              $500M - 999M     0.400%        Class B              1.65%(8)
                                                              $1B - 2.99B      0.350%        Class C              1.65%(8)
                                                              $3B - 4.99B      0.325%        Institutional Class  0.65%(8)
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Strategic Growth Allocation Fund        168.5                               0.740%(4)     Institutional Class  1.00%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Strategic Income Fund                   402.4                               0.640%(4)     Institutional Class  0.85%(5)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Tactical Maturity Bond Fund             16.1               $0 - 499M        0.450%        Institutional Class  0.60%(8)
                                                              $500M - 999M     0.400%
                                                              $1B - 2.99B      0.350%
                                                              $3B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF Treasury Plus Money Market Fund         4,999.1                             0.100%        Class A              0.65%(7)
                                                                                             Service Class        0.50%(7)
                                                                                             Institutional Class  0.20%(7)
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF WealthBuilder Growth & Income           93.0               $0 - 999M        0.350%                             1.50%(8)
Portfolio                                                     $1B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF WealthBuilder Growth Balanced           271.2              $0 - 999M        0.350%                             1.50%(8)
Portfolio                                                     $1B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------
WF WealthBuilder Growth Portfolio          111.6              $0 - 999M        0.350%                             1.50%(8)
                                                              $1B - 4.99B      0.325%
                                                              >$5B             0.300%
------------------------------------------ ------------------ ------------------------------ ----------------------------------

1 Only mutual funds that have commenced operations are listed. Accordingly, even though the Wells Fargo Funds that will acquire the Funds have similar investment objectives as the Funds, since they have not yet commenced operations, they are not listed in the table.
2    Total assets as of June 30, 2004.
3 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions or billions of dollars.
4 Management Fees shown represent the management fees allocated from the various master portfolios in which the Fund invests as of 6/30/04.
5 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/05 in order to maintain the shown Net Expense Ratio.
6 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 6/30/05 in order to maintain the shown Net Expense Ratio.
7 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 7/31/05 in order to maintain the shown Net Expense Ratio.
8 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 9/30/05 in order to maintain the shown Net Expense Ratio.
9 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 10/31/05 in order to maintain the shown Net Expense Ratio.
10 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain the shown Net Expense Ratio.
11 Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 2/28/07 in order to maintain the shown Net Expense Ratio.
12 Effective 2/1/05, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain a Net Expense Ratio of 1.40%.
13 Effective 2/1/05, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 1/31/06 in order to maintain a Net Expense Ratio of 2.15%.
14 Effective 11/1/04, Funds Management has contractually agreed to waive fees and/or reimburse expenses through at least 10/31/05.

     The Wells Fargo Funds Board has adopted a dormant "multi-manager" structure for the new WF Acquiring Funds. Under this structure, a Fund and Funds
Management would engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Wells Fargo Funds Board) for overseeing the sub-advisers and may, at times, recommend to the Wells Fargo Funds Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser.

     Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant "multi-manager" structure approved by the Wells Fargo Funds Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Wells Fargo Funds Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

     At the discretion of the Wells Fargo Funds Board, the WF Small Cap Value Fund may become a gateway fund in a Master/GatewaySM structure that invests in one or more portfolios of Wells Fargo Master Trust. Although shareholder approval is not required to make this change, we will notify shareholders if the Wells Fargo Funds Board elects this structure.

     Over the past year, there have been numerous inquiries and investigations throughout the mutual fund and brokerage industries regarding matters such as the trading of mutual fund shares and sales practices relating to mutual fund shares. Like many other mutual fund investment advisers, Funds Management has been included in various inquiries and investigations by the SEC staff in connection with mutual fund industry trading abuses and other matters. Funds Management has also responded to information requests from federal and state governmental authorities relating to investigations of unaffiliated third parties. Funds Management has been cooperating fully with the SEC and other authorities in connection with all inquiries and investigations, including producing documents and providing testimony in response to queries about the Wells Fargo Funds' own short-term trading policies and trading activity in the Wells Fargo Funds. Nothing has come to the attention of Funds Management in connection with these matters that Funds Management believes would be material to its ability to provide investment advisory services to the Funds.

APPROVAL OF THE INTERIM AGREEMENT BY THE BOARD


     In considering the Interim Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to each Strong Fund, (i) the terms of the Interim Agreement, including the nature and scope of services to be provided by Funds Management; (ii) that the fees and expenses that would be paid by the Fund under the Interim Agreement would be the same as those paid to SCM under the current investment advisory agreement; (iii) the management fee rates and payment arrangements, (iv) the historical investment performance of each Fund and Wells Fargo Funds with similar investment objectives, as compared to the performance of other funds currently available in the market not advised or managed by Funds Management, but having a similar investment focus and asset composition; (v) the ability of Funds Management to provide high quality investment advisory services to the Fund, in light of the experience and qualifications of Funds Management and its personnel and the terms of the Interim Agreement; (vi) that Wells Capital is expected to employ a significant number of key SCM portfolio managers and other personnel as of the closing of the Transaction; (vii) information provided by Funds Management relating to the matters described in the preceding paragraph; and (viii) the terms of the Reorganization. The Board also took into account all considerations taken into account in determining to approve the Reorganization. On the basis of its review and analysis of the foregoing information, the Board found that the terms of the Interim Agreement were fair and reasonable and in the best interest of shareholders.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM AGREEMENT BETWEEN FUNDS MANAGEMENT AND EACH CORPORATION.



                                   PROPOSAL 3:
                   APPROVAL OF INTERIM SUB-ADVISORY AGREEMENTS


SUMMARY


     At the closing of the Transaction, the existing investment sub-advisory agreements between SCM and (1) W. H. Reaves & Co., Inc. ("Reaves"), on behalf of the Strong Advisor Utilities and Energy Fund ("Reaves Sub-advisory Agreement"),
(2) Next Century Growth Investors LLC ("NCG"), on behalf of the Strong Advisor U.S. Small/Mid Cap Growth Fund ("NCG Sub-advisory Agreement") and Strong U.S. Emerging Growth Fund ("NCG Sub-advisory Agreement II), and (3) Sloate, Weisman, Murray & Co., on behalf of the Strong Value Fund ("Sloate Sub-advisory Agreement"), will terminate. In August, 2004, the Board unanimously voted to approve each Strong Fund interim investment sub-advisory agreement, a form of which is included in this Prospectus/Proxy Statement as Exhibit H, between Funds Management and five investment sub-advisers, as described below, which, if approved by shareholders, would be effective during the Interim Period.


     Under each Interim Sub-Advisory Agreement, the sub-adviser is responsible for investment decisions and supplies investment research and portfolio management services. Each sub-adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Funds shall bear all expenses incurred by each sub-adviser in connection with the provisions of services under each Interim Sub-Advisory Agreement. Each Interim Sub-Advisory Agreement shall become effective with respect to a Fund after it is approved in accordance with the requirements of the 1940 Act and executed by the Fund. Once approved, each Interim Sub-Advisory Agreement is required to be approved annually by either the Board or by vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). In either case, each annual renewal must be approved by the vote of a majority of the Fund's Directors who are not parties to the Interim Sub-Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Interim Sub-Advisory Agreement is terminable, without penalty, on 60 days' written notice by the Board by vote of a majority of the Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, and will terminate automatically in the event of its assignment.


TERMS OF THE TERMINATING REAVES SUB-ADVISORY AGREEMENT, SCARBOROUGH SUB-ADVISORY AGREEMENT, SLOATE SUB-ADVISORY AGREEMENT AND INTERIM SUB-ADVISORY AGREEMENTS


     Currently, SCM has entered into investment sub-advisory agreements only with respect to the Strong Advisor Utilities and Energy, Strong Advisor U.S. Small/Mid Cap Growth Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund. Funds Management, however, will enter into investment sub-advisory agreements with new sub-advisers on behalf of each Strong Fund during the Interim Period.


     Under the terms of the Reaves Sub-advisory Agreement, Reaves furnishes investment advisory and portfolio management services to the Fund with respect to its investments. Reaves is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investments and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business. Purchases and sales of securities on a securities exchange are affected through brokers who charge a negotiated commission for their services. However, because Reaves is a member of the New York Stock Exchange ("NYSE"), Reaves generally effects purchases and sales of securities on the NYSE and is paid a commission for such services commensurate with the commissions charged by unaffiliated brokers in arm's length transactions. For the period January 1, 2003 to December 31, 2003, 100% ($64,422) of the Fund's aggregate brokerage commissions were paid to Reaves. Reaves bears all expenses incurred by it in connection with its services under the Reaves Sub-advisory Agreement. The Reaves Sub-advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Reaves. The Reaves Sub-advisory Agreement may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that Reaves becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The Reaves Sub-advisory Agreement may be terminated by Reaves upon 180 days' notice for any reason. The Reaves Sub-advisory Agreement will terminate automatically in the event of its unauthorized assignment.


     The date of the current Reaves Sub-advisory Agreement is May 1, 2003. The Reaves Sub-advisory Agreement was last submitted to shareholder vote on July 31, 2002. Under the Reaves Sub-advisory Agreement, SCM pays Reaves a fee, based on the Fund's average daily net asset value, computed and paid monthly, at an annual rate of (i) 0.585% of the first $200 million of the Fund's net assets,
(ii) 0.36% on the next $100 million of assets between $200 million and $300 million; (iii) 0.27% on the next $300 million of assets between $300 million and $600 million; (iv) 0.225% on the next $200 million of assets between $600 million and $800 million; (v) 0.18% on the next $200 million of assets between $800 million and $1.0 billion; (vi) 0.16% on the next $500 million of assets between $1.0 billion and $1.5 billion; (vii) 0.135% on the next $500 million of assets between $1.5 billion and $2.0 billion; (viii) 0.115% on the next $500 million of assets between $2.0 billion and $2.5 billion; and (ix) 0.09% on assets over $2.5 billion. These fees are subject to adjustment upward or downward depending on the Fund's performance measured against a benchmark ("Benchmark"). The Benchmark is 90% of the performance of a blend of 50% S&P 500 Utilities Index, 25% S&P 500 Telecommunication Services Index, and 25% S&P 500 Energy Index. Specifically, Reaves is paid a fee that is 11% higher (rounded to the nearest two decimal places) than the fees listed above if the Fund's performance during a rolling twelve month period, determined at the end of each month, is equal to or greater than the performance of the Benchmark. However, if the Fund's performance is less than the performance of the Benchmark for the same calculation period, then Reaves will be paid a fee that is 11% less (rounded to the nearest two decimal places) than the fees listed above.

     The Reaves Sub-Advisory Agreement is only applicable to the Strong Advisor Utilities and Energy Fund. The terms of the proposed Interim Sub-Advisory
Agreement for this Fund are substantially similar to those of the Reaves Sub-Advisory Agreement except with respect to the fee schedules, which are shown above, and with respect to the following provisions. The Reaves Sub-Advisory Agreement may be terminated: (i) by vote of a majority of the Board or by vote of a majority of the outstanding voting securities for this Fund upon 60 days' notice; (ii) by SCM for breach upon 20 days' notice, immediately in the event that Reaves becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason; and (iii) by Reaves upon 180 days' notice for any reason, whereas the Interim Sub-Advisory Agreement is terminable by any party upon 60 days' notice. In addition, unlike the Interim Sub-Advisory Agreement, under the Reaves Sub-Advisory Agreement, Reaves is prohibited from, except as specified in the Reaves Sub-Advisory Agreement or agreed to in writing by
Reaves: (i) offering investment advice to any investment company other than the Strong Advisor Utilities and Energy Fund; and (ii) sponsoring, promoting or distributing any new investment product or service substantially similar to the Strong Advisor Utilities and Energy Fund. Under the Reaves Sub-Advisory Agreement, Reaves must immediately notify and disclose to SCM any arrangement to charge any of its similarly situated advisory clients on a more favorable compensation basis. The Interim Sub-Advisory Agreement does not contain such a notice provision.

     Under the terms of the NCG Sub-advisory Agreement, NCG furnishes investment advisory and portfolio management services to the Strong Advisor U.S. Small/Mid Cap Growth Fund with respect to its investments. NCG is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investment and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business. NCG bears all expenses incurred by it in connection with its services under the NCG Sub-advisory Agreement. The NCG Sub-advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to NCG. The NCG Sub-advisory Agreement may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that NCG becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The NCG Sub-advisory Agreement may be terminated by NCG upon 180 days' notice for any reason. The NCG Sub-advisory Agreement will terminate automatically in the event of its unauthorized assignment.


     The date of the current NCG Sub-advisory Agreement is July 31, 2002. The NCG Sub-advisory Agreement was last submitted to shareholder vote on March 28, 2002. Under the NCG Sub-advisory Agreement, SCM pays NCG a monthly fee based on the annual rate of 30% of the Fund's net advisory fees paid to SCM for the Fund's average daily net assets up to $1 billion and 25% of the Fund's net advisory fees paid to SCM for the Fund's average daily net assets above $1 billion, minus 50% of any payments SCM is obligated to make to third party financial intermediaries for various administrative services such third party intermediaries provide for the Fund's shareholders who invest through them. SCM may waive all or any portion of its management fee. In the event of a full waiver, the sub-advisory fee shall be zero. In the event of a partial waiver, the sub-advisory fee shall be reduced pro rata.


     Under the terms of the NCG Sub-advisory Agreement II, NCG furnishes investment advisory and portfolio management services to the Strong U.S. Emerging Growth Fund with respect to its investments. NCG is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investment and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business. NCG bears all expenses incurred by it in connection with its services under the NCG Sub-advisory Agreement II. The NCG Sub-advisory Agreement II may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to NCG. The NCG Sub-advisory Agreement II may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that NCG becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The NCG Sub-advisory Agreement II may be terminated by NCG upon 180 days' notice for any reason. The NCG Sub-advisory Agreement II will terminate automatically in the event of its unauthorized assignment.


     The date of the current NCG Sub-advisory Agreement II is May 1, 2002. The NCG Sub-advisory Agreement II was last submitted to shareholder vote on December 30, 1998. Under the NCG Sub-advisory Agreement II, SCM pays NCG a monthly fee based on the annual rate of 0.50% of the Fund's average daily net assets up to $200 million, 0.40% of the Fund's average daily net assets for the next $800 million, and 0.35% of the Fund's average daily net assets over $1 billion minus 50% of any payments SCM is obligated to make to third party financial intermediaries for various administrative services such third party intermediaries provide for the Fund's shareholders who invest through them. SCM may waive all or any portion of its management fee. In the event of a full waiver, the sub-advisory fee shall be zero. In the event of a partial waiver, the sub-advisory fee shall be reduced pro rata.

     The NCG Sub-Advisory Agreement is only applicable to the Strong U.S. Emerging Growth Fund and the Strong Advisor U.S. Small/Mid Cap Growth Fund. The terms of the proposed Interim Sub-Advisory Agreement for this Fund are substantially similar to those of the NCG Sub-Advisory Agreement and NCG Sub-Advisory Agreement II, except with respect to the fee schedules, which are shown above, and with respect to the following provisions. The NCG Sub-Advisory Agreement may be terminated: (i) by vote of a majority of the Board or by vote of a majority of the outstanding voting securities for this Fund upon 60 days' notice; (ii) by SCM for breach upon 20 days' notice, immediately in the event that NCG becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason; and (iii) by NCG upon 180 days' notice for any reason, whereas the Interim Sub-Advisory Agreement is terminable by any party upon 60 days' notice. In addition, unlike the Interim Sub-Advisory Agreement, under the NCG Sub-Advisory Agreement, NCG is prohibited from, except as specified in the NCG Sub-Advisory Agreement or agreed to in writing by NCG: (i) offering investment advice to any investment company other than the Strong U.S. Emerging Growth Fund and the Strong Advisor U.S. Small/Mid Cap Growth Fund; and
(ii) sponsoring, promoting or distributing any new investment product or service substantially similar to the Strong U.S. Emerging Growth Fund and the Strong Advisor U.S. Small/Mid Cap Growth Fund. Under the NCG Sub-Advisory Agreement, NCG must immediately notify and disclose to SCM any arrangement to charge any of its similarly situated advisory clients on a more favorable compensation basis. The Interim Sub-Advisory Agreement does not contain such a notice provision.

     Under the terms of the Sloate Sub-advisory Agreement, Sloate furnishes investment advisory and portfolio management services to the Strong Value Fund with respect to its investments. Sloate is responsible for decisions to buy and sell the Fund's investments and all other transactions related to investments and the negotiation of brokerage commissions, if any, except that SCM is responsible for managing the cash and cash equivalent investments maintained by the Fund in the ordinary course of its business. Purchases and sales of securities on a securities exchange are affected through brokers who charge a negotiated commission for their services. However, because SWM Securities, Inc. ("SWM"), an affiliated company of Sloate, is a member of the NYSE, Sloate generally effects purchases and sales of securities on the NYSE and is paid a commission for such services commensurate with the commissions charged by unaffiliated brokers in arm's length transactions. For the period January 1, 2003, to December 31, 2003, 10.78% ($23,784) of the Strong Value Fund's aggregate brokerage commissions were paid to SWM. Sloate bears all expenses incurred by it in connection with its services under the Sloate Sub-advisory Agreement. The Sloate Sub-advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to Sloate. The Sloate Sub-advisory Agreement may also be terminated by SCM for breach upon 20 days' notice, immediately in the event that Sloate becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason. The Sloate Sub-advisory Agreement may be terminated by Sloate upon 180 days' notice for any reason. The Sloate Sub-advisory Agreement will terminate automatically in the event of its unauthorized assignment.


     The date of the current Sloate Sub-advisory Agreement is July 23, 2001. The Sloate Sub-advisory Agreement was last submitted to shareholder vote on July 20, 2001. Under the Sloate Sub-advisory Agreement, SCM pays Sloate a fee, computed and paid monthly, of 0.60% of the Fund's average daily net asset value on the first $74.2 million, (this amount being "base" net assets), 0.50% of the Fund's average daily net asset value on net assets from base net assets to $300 million in the Fund, and 0.40% of the Fund's average daily net asset value on net assets in excess of $300 million. SCM may waive all or any portion of its advisory fee. In the event of a full waiver, the sub-advisory fee is zero. In the event of a partial waiver, the sub-advisory fee is reduced pro rata.

     The Sloate Sub-Advisory Agreement is only applicable to the Strong Value Fund. The terms of the proposed Interim Sub-Advisory Agreement for this Fund are substantially similar to those of the Sloate Sub-Advisory Agreement except with respect to the fee schedules, which are shown above, and with respect to the following provisions. The Sloate Sub-Advisory Agreement may be terminated: (i) by vote of a majority of the Board or by vote of a majority of the outstanding voting securities for this Fund upon 60 days' notice; (ii) by SCM for breach upon 20 days' notice, immediately in the event that Sloate becomes unable to discharge its duties and obligations, and upon 60 days' notice for any reason; and (iii) by Sloate upon 180 days' notice for any reason, whereas the Interim Sub-Advisory Agreement is terminable by any party upon 60 days' notice. In addition, unlike the Interim Sub-Advisory Agreement, under the Sloate Sub-Advisory Agreement, Sloate is prohibited from, except as specified in the Sloate Sub-Advisory Agreement or agreed to in writing by Sloate: (i) offering investment advice to any investment company other than the Strong Value Fund; and (ii) sponsoring, promoting or distributing any new investment product or service substantially similar to the Strong Value Fund. Under the Sloate Sub-Advisory Agreement, Sloate must immediately notify and disclose to SCM any arrangement to charge any of its similarly situated advisory clients on a more favorable compensation basis. The Interim Sub-Advisory Agreement does not contain such a notice provision.

     The Board last approved the Reaves Sub-advisory Agreement, NCG Sub-advisory Agreement, NCG Sub-advisory Agreement II, and Sloate Sub-advisory Agreement on April 30, 2004.


     SCM paid the following fees to Reaves, NCG, or Sloate during the last fiscal year:


----------------------------------------------------------- --------------------
CORPORATION/STRONG FUND                                        SUB-ADVISORY
--------------------------------------------------------------------------------
Strong Equity Funds, Inc.
--------------------------------------------------------------------------------
     Strong Advisor Utilities and Energy Fund                           $58,732
----------------------------------------------------------- --------------------
     Strong U.S. Emerging Growth Fund                                   398,407
----------------------------------------------------------- --------------------
     Strong Value Fund                                                  283,524
----------------------------------------------------------- --------------------
Strong Opportunity Fund, Inc.
--------------------------------------------------------------------------------
     Strong Advisor U.S. Small/Mid Cap Growth Fund                        4,849
----------------------------------------------------------- --------------------
                             Aggregate Total for all Funds:             $745,512
----------------------------------------------------------- --------------------


PROPOSAL 3A: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH WELLS CAPITAL MANAGEMENT INCORPORATED


     The interim investment sub-advisory agreement between Funds Management and Wells Capital ("Interim Wells Capital Sub-advisory Agreement") would apply to each Strong Fund that currently has a Strong Advisory Agreement, except the Strong Advisor Focus, Strong Advisor International Core, Strong Advisor Large Company Core, Strong Advisor Technology, Strong Blue Chip, Strong Technology 100, and Strong Value Funds.


     Wells Capital is located at 525 Market Street, 10th Floor, San Francisco, CA 94105. The owners and principal executive officers of Wells Capital are listed below. Unless otherwise indicated, the address for each is 525 Market
Street, 10th Floor, San Francisco, CA 94150. Currently, no officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders, or general partners of Wells Capital. No officers or directors/trustees of the Strong Funds have any material interest in Wells Capital, or in any material transaction in which Wells Capital or an affiliate is a party. /2/

    OFFICER - NAME             POSITION AT WELLS CAPITAL                   PRINCIPAL OCCUPATION

    Robert W. Bissell          Director and President                      Same as position at Wells Capital
    Kirk Hartman               Executive Vice President,                   Same as position at Wells Capital
                               Chief Investment Officer
    William L. Timoney         Executive Vice President,                   Same as position at Wells Capital
                               Client Services
    Amru A. Khan               Executive Vice President,                   Same as position at Wells Capital
                               Sales and Marketing
    David O'Keefe              Chief Financial Officer                     Same as position at Wells Capital
    Thomas M. O'Malley         Executive Vice President,                   Same as position at Wells Capital
                               Short Duration/Liquidity Management
    James W. Paulsen           Executive Vice President,                   Same as position at Wells Capital
                               Chief Investment Strategist
    Monica W. Poon             Chief Compliance Officer                    Same as position at Wells Capital

    William C. Stevens         Senior Vice President, Chief Fixed income
                               Officer                                     Same as position at Wells Capital

OWNERS - NAME, RELATIONSHIP TO WELLS CAPITAL AND ADDRESS

Wells Fargo Bank, N.A.
Direct Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163

Wells Fargo & Company
Ultimate Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163

------------

/2/ Certain Strong Fund officers that are also employees of SFC or its subsidiaries may become employed by Funds Management, Wells Capital, or an affiliate at the close of the Transaction.

     Under the Interim Wells Capital Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Funds, would pay Wells Capital a fee based on the following fee schedule:


------------------------------------------------------ ------------------------- --------------
FUND                                                         FUND ASSETS              FEE
-----------------------------------------------------------------------------------------------
Strong Advisor Common Stock Fund                             $0-200 million         0.35%
Strong Advisor Mid Cap Growth Fund                        Over $200 million         0.30%
Strong Advisor Small Cap Value Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund
Strong Multi Cap Value Fund
Strong U.S. Emerging Growth Fund
-----------------------------------------------------------------------------------------------
Strong Advisor Endeavor Large Cap Fund                       $0-200 million         0.35%
Strong Advisor Select Fund                                Next $200 million         0.30%
Strong Advisor U.S. Value Fund                            Over $400 million         0.25%
Strong Advisor Utilities and Energy Fund
Strong Strategic Value Fund
-----------------------------------------------------------------------------------------------
Strong Advisor Bond Fund                                     $0-400 million         0.20%
Strong Advisor Municipal Bond Fund                        Next $400 million         0.175%
Strong Advisor Short Duration Bond Fund                   Over $800 million         0.15%
Strong Advisor Strategic Income Fund
Strong Corporate Income Fund
Strong Municipal Bond
-----------------------------------------------------------------------------------------------


     Wells Capital serves as the sub-adviser to certain Funds in the Wells Fargo Funds family that have similar investment objectives as Strong Funds that would be covered by the Interim Wells Capital Sub-advisory Agreement. The chart below lists certain required information about such Funds. In addition to the funds listed below, Wells Capital also serves as the adviser to certain Wells Fargo Variable Trust Funds and Wells Fargo Master Trust portfolios that have similar investment objectives and styles as certain Strong Funds.

---------------------------------- ----------------- --------------------------------- -----------------------------
         NAME OF FUND(1)            ASSET SIZE(2)        ANNUAL MANAGEMENT FEE(3)       WAIVERS/REIMBURSEMENTS
                                    (IN MILLIONS)
---------------------------------- ----------------- --------------------------------- -----------------------------
100% Treasury Money Market Fund        3,371.9       $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Asset Allocation Fund                  1,161.5       $0 - 1B          0.15%                       0.00%
                                                     >$1B             0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
California Limited Term Tax-Free       90.2          $0-400M          0.15%                       0.00%
Fund                                                 $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
California Tax-Free Fund               520.6         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
California Tax-Free Money Market       2,537.5       $0-1B            0.05%                       0.00%
Fund                                                 >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
California Tax-Free Money Market       477.2                          0.00%                       0.00%
Trust
---------------------------------- ----------------- --------------------------------- -----------------------------
Cash Investment Money Market Fund      13,811.9      $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Colorado Tax-Free Fund                 103.0         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Equity Income Fund                     1,186.1       $0-200M          0.25%                       0.00%
                                                     $200M-400M       0.20%
                                                     >$400M           0.15%
---------------------------------- ----------------- --------------------------------- -----------------------------
Government Money Market Fund           9,357.8       $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Growth Fund                            172.9         $0-200M          0.25%                       0.00%
                                                     $200M-400M       0.20%
                                                     >$400M           0.15%
---------------------------------- ----------------- --------------------------------- -----------------------------
Growth Balanced Fund                   1,955.1                        0.05%                       0.00%
---------------------------------- ----------------- --------------------------------- -----------------------------
Income Fund                            334.5         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Income Plus Fund                       73.9          0-400M           0.20%                       0.00%
                                                     400-800M         0.175%
                                                     >$800M           0.15%
---------------------------------- ----------------- --------------------------------- -----------------------------
Index Allocation Fund                  82.4          $0 - 1B          0.15%                       0.00%
                                                     >$1B             0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Inflation-Protected Bond Fund          70.4          $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Intermediate Government Income         650.0         $0-400M          0.15%                       0.00%
Fund                                                 $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
International Equity Fund              350.7         $0-200M          0.35%                       0.00%
                                                     >$200M           0.25%
---------------------------------- ----------------- --------------------------------- -----------------------------
Limited Term Government Income         197.2         $0-400M          0.15%                       0.00%
Fund                                                 $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Liquidity Reserve Money Market         1,779.4       $0-1B            0.05%                       0.00%
Fund                                                 >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Minnesota Money Market Fund            94.6          $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Minnesota Tax-Free Fund                195.9         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Moderate Balanced Fund                 553.6                          0.05%                       0.00%
---------------------------------- ----------------- --------------------------------- -----------------------------
Money Market Fund                      6,983.1       $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Money Market Trust                     1,402.9                        0.00%                       0.00%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Emerging Markets            180.5         $0-200M          0.35%                       0.00%
Focus Fund                                           >$200M           0.25%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Institutional               94.3          $0-200M          0.35%                       0.00%
Emerging Markets Fund                                >$200M           0.25%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Mid Cap Growth Fund         106.2         $0-200M          0.25%                       0.00%
                                                     >$200M           0.20%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Short Duration              437.9         $0-400M          0.15%                       0.00%
Government Bond Fund                                 $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Small Cap Fund              82.2          $0-200M          0.25%                       0.00%
                                                     >$200M           0.20%
---------------------------------- ----------------- --------------------------------- -----------------------------
Montgomery Total Return Bond Fund      316.4         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
National Limited Term Tax-Free         172.3         $0-400M          0.15%                       0.00%
Fund                                                 $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
National Tax-Free Fund                 329.4         $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
National Tax-Free Money Market         2,171.8       $0-1B            0.05%                       0.00%
Fund                                                 >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
National Tax-Free Money Market         352.2                          0.00%                       0.00%
Trust
---------------------------------- ----------------- --------------------------------- -----------------------------
Nebraska Tax-Free Fund                 46.3          $0-400M          0.15%                       0.00%
                                                     $400M-$800M      0.125%
                                                     >$800M           0.10%
---------------------------------- ----------------- --------------------------------- -----------------------------
Overland Express Sweep Fund            4,540.0       $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
Prime Investment Money Market          1,699.3       $0-1B            0.05%                       0.00%
Fund                                                 >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------
SIFE Specialized Financial             512.8         0-200M           0.25%                       0.00%
Services Fund                                        200-400M         0.20%
                                                     >$400M           0.15%
---------------------------------- ----------------- --------------------------------- -----------------------------
Small Cap Growth Fund                  164.1         $0-200M          0.25%                       0.00%
                                                     >$200M           0.20%
---------------------------------- ----------------- --------------------------------- -----------------------------
Strategic Growth Allocation Fund       168.5                          0.05%                       0.00%
---------------------------------- ----------------- --------------------------------- -----------------------------
Strategic Income Fund                  402.4                          0.05%                       0.00%
---------------------------------- ----------------- --------------------------------- -----------------------------
Treasury Plus Money Market Fund        4,999.1       $0-1B            0.05%                       0.00%
                                                     >$1B             0.04%
---------------------------------- ----------------- --------------------------------- -----------------------------

1 Only mutual funds that have commenced operations are listed. Accordingly, even though the Wells Fargo Funds that will acquire the Funds have similar investment objectives as the Funds, since they have not yet commenced operations, they are not listed in the table.
2    Total assets as of June 30, 2004.
3 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions of dollars.

APPROVAL OF THE INTERIM WELLS CAPITAL SUB-ADVISORY AGREEMENT BY THE BOARD


     In considering the Interim Wells Capital Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim Wells Capital Sub-advisory Agreement;
(ii) that the fees under the Interim Wells Capital Sub-advisory Agreement would be paid by Funds Management; and (iii) that Wells Capital is expected to employ a significant number of key SCM portfolio managers and other personnel as of the closing of the Transaction; and (iv) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, among other things, the Board found that the terms of the Interim Wells Capital Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of Wells Capital on September __, 2004.


     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM WELLS CAPITAL SUB-ADVISORY AGREEMENT WITH FUNDS MANAGEMENT.


PROPOSAL 3B: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH PEREGRINE CAPITAL MANAGEMENT, INC. ("PEREGRINE")


     The interim investment sub-advisory agreement between Funds Management and Peregrine ("Interim Peregrine Sub-advisory Agreement"), would apply to the Strong Advisor Focus and Strong Blue Chip Funds.


     Peregrine is located at 800 LaSalle, Suite 1850, Minneapolis, MN 55402. The owners and principal executive officers of Peregrine are listed below. Unless otherwise indicated, the address for each is 800 LaSalle, Suite 1850, Minneapolis, MN 55402. No officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders or general partners of Peregrine. No officers or directors/trustees of the Strong Funds have any material interest in Peregrine, or in any material transaction in which Peregrine or an affiliate is a party.

OFFICER - NAME                     POSITION AT PEREGRINE                   PRINCIPAL OCCUPATION

Robert B. Mersky                   Chairman, Chief Executive Officer and   Same as position at Peregrine
                                   President
Ronald G. Hoffman                  Chief Operating Officer, Chief          Same as position at Peregrine
                                   Compliance Officer, Chief Financial
                                   Officer and Senior Vice President
Paul E. VonKuster                  Senior Vice President                   Same as position at Peregrine
William D. Giese                   Senior Vice President                   Same as position at Peregrine
John S. Dale                       Senior Vice President                   Same as position at Peregrine
Gary E. Nussbaum                   Senior Vice President                   Same as position at Peregrine
Barbara K. McFadden                Senior Vice President                   Same as position at Peregrine
Paul R. Wurm                       Senior Vice President                   Same as position at Peregrine
Tasso H. Coin                      Senior Vice President                   Same as position at Peregrine
Julie M. Gerend                    Senior Vice President                   Same as position at Peregrine
Daniel J. Hagen                    Senior Vice President                   Same as position at Peregrine
Jay H. Strohmaier                  Senior Vice President                   Same as position at Peregrine
James P. Ross                      Senior Vice President                   Same as position at Peregrine
Douglas G. Pugh                    Senior Vice President                   Same as position at Peregrine
William A. Grierson                Vice President                          Same as position at Peregrine
John A. Maschoff                   Senior Vice President                   Same as position at Peregrine
Jason R. Ballsrud                  Vice President                          Same as position at Peregrine
Jon R. Campbell                    Director                                Same as position at Peregrine
Reid A. Kilberg                    Senior Vice President                   Same as position at Peregrine
Colin M. Sharp                     Senior Vice President                   Same as position at Peregrine
David S. Lunt                      Senior Vice President                   Same as position at Peregrine
Stefanie M. Adams                  Senior Vice President                   Same as position at Peregrine
Jeffrey D. Nordstrom               Vice President                          Same as position at Peregrine

OWNERS - NAME, RELATIONSHIP TO PEREGRINE AND ADDRESS

Wells Fargo & Company
Direct Parent Company
Controlling Owner
420 Montgomery Street
San Francisco, CA 94163


     Under the Interim Peregrine Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay Peregrine a fee based on the following fee schedule:


----------------------------------------------------------------- ------------
FUND ASSETS                                                       FEE
----------------------------------------------------------------- ------------
$0-25 million                                                     0.75%
----------------------------------------------------------------- ------------
More than $25 million but less than or equal to $50 million       0.60%
----------------------------------------------------------------- ------------
More than $50 million but less than or equal to $275 million      0.50%
----------------------------------------------------------------- ------------
Greater than $275 million                                         0.30%
----------------------------------------------------------------- ------------

     Peregrine serves as the sub-adviser to certain funds that have similar investment objectives as the Strong Advisor Focus and Strong Blue Chip Funds. The chart below lists certain required information about similar funds advised by Peregrine.



---------------------------------- ----------------- --------------------------------- -----------------------------
         NAME OF FUND(1)            ASSET SIZE(2)        ANNUAL MANAGEMENT FEE(3)       WAIVERS/REIMBURSEMENTS
                                    (IN MILLIONS)
---------------------------------- ----------------- --------------------------------- -----------------------------
Large Company Growth Fund              2,827.8       $0-25M           0.75%                       0.00%
                                                     $25-50M          0.60%
                                                     $50-275M         0.50%
                                                     $275M+           0.30%
---------------------------------- ----------------- --------------------------------- -----------------------------
Asset Allocation Fund                  526.2         $0-50M           0.90%                       0.00%
                                                     $50-180M         0.75%
                                                     $180-340M        0.65%
                                                     $340-685M        0.50%
                                                     $685-735M        0.52%
                                                     $735M+           0.55%
---------------------------------- ----------------- --------------------------------- -----------------------------
Small Company Value Fund               91.6          $0-175M          0.50%                       0.00%
                                                     $175M+           0.75%
---------------------------------- ----------------- --------------------------------- -----------------------------

1 Only mutual funds that have commenced operations are listed. Accordingly, even though the Wells Fargo Funds that will acquire the Funds have similar investment objectives as the Funds, since they have not yet commenced operations, they are not listed in the table.
2    Total assets as of June 30, 2004.
3 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions or billions of dollars.
4    Peregrine waived fees and/or reimbursed expenses for the periods indicated.

APPROVAL OF THE INTERIM PEREGRINE SUB-ADVISORY AGREEMENT BY THE BOARD


     In considering the Interim Peregrine Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim Peregrine Sub-advisory Agreement; (ii) that the fees under the Interim Peregrine Sub-advisory Agreement would be paid by Funds Management; and (iii) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, the Board found that the terms of the Interim Peregrine Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of Peregrine on September __, 2004.

     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM PEREGRINE SUB-ADVISORY AGREEMENT WITH PEREGRINE.

PROPOSAL 3C: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH RCM CAPITAL MANAGEMENT LLC ("RCM")


     The interim investment sub-advisory agreement between Funds Management and RCM ("Interim RCM Sub-advisory Agreement"), would apply to the Strong Advisor Technology and Strong Technology 100 Funds.


     RCM is located at 4 Embarcadero Center, San Francisco, CA 94111. The owners and principal executive officers of RCM are listed below. Unless otherwise indicated, the address for each is 4 Embarcadero Center, San Francisco, CA 94111. No officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders, or general partners of RCM. No officers or directors/trustees of the Strong Funds have any material interest in RCM, or in any material transaction in which RCM or an affiliate is a party.

OFFICER - NAME                POSITION AT RCM                                           PRINCIPAL OCCUPATION

Robert J. Goldstein           Chief Operating Officer, Board of Managers                Same as position at RCM
Gregory M. Siemons            Director of Compliance                                    Same as position at RCM
Ian R. Vose                   Chief Investment Officer, Board of Managers               Same as position at RCM
Udo Frank                     Chief Executive Officer, Board of Managers                Same as position at RCM

OWNERS - NAME, RELATIONSHIP TO RCM AND ADDRESS

RCM US Holdings LLC
Member
4 Embarcadero Center,
San Francisco, CA  94111

Dresdner Bank AG
Controlling Owner
Jurgen Ponto Platz 1
60329 Frankfurt, Germany

Dresdner Kleinwort Wasserstein North America LLC
Controlling Owner
350 California Street, 18th Floor
San Francisco, CA 94104

Allianz AG
Ultimate Parent Company
Konigstrasse 28
D-80802 Munich, Germany

     Under the Interim RCM Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay RCM a fee of 0.70% of each Fund's average daily net assets.


     RCM serves as the sub-adviser to certain funds that have similar investment objectives as the Strong Advisor Technology and Strong Technology 100 Funds. The chart below lists certain required information about similar funds advised by RCM.


------------------------------------------- ----------------- -------------------------------- -----------------------------
             NAME OF FUND(1)                 ASSET SIZE(2)       ANNUAL MANAGEMENT FEE(3)        WAIVERS/REIMBURSEMENTS
                                             (IN MILLIONS)
------------------------------------------- ----------------- -------------------------------- -----------------------------
AB Funds Trust - Growth Equity Fund         419               $0-10M           0.70%                      0.00%
                                                              $10M-20M         0.60%
                                                              $20M-40M         0.50%
                                                              $40M-60M         0.35%
                                                              $60M-100M        0.30%
                                                              $100M-400M       0.25%
                                                              $400M-1B         0.20%
                                                              $1B+             0.15%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier Funds Trust - Large Cap         3.7               $0-100M          0.42%                      0.00%
Growth Fund                                                   $100M-400M       0.25%
                                                              $400M-1B         0.20%
                                                              $1B+             0.15%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier VIP Trust - Large Cap Growth    104               $0-100M          0.42%                      0.00%
Fund                                                          $100M-400M       0.25%
                                                              $400M-1B         0.20%
                                                              $1B+             0.15%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier Trust  - Technology Fund        2.7               $0-50M           0.70%                      0.00%
                                                              $50M-100M        0.65%
                                                              $100M-200M       0.60%
                                                              $200M+           0.55%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier VIP Trust - Technology          174.5             $0-50M           0.70%                      0.00%
Portfolio                                                     $50M-100M        0.65%
                                                              $100M-200M       0.60%
                                                              $200M+           0.55%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier Trust - Healthcare Fund         2.8               $0-50M           0.70%                      0.00%
                                                              $50M-100M        0.65%
                                                              $100M-250M       0.60%
                                                              $250M+           0.55%
------------------------------------------- ----------------- -------------------------------- -----------------------------
AXA Premier VIP Trust - Healthcare Fund     79.1              $0-50M           0.70%                      0.00%
                                                              $50M-100M        0.65%
                                                              $100M-250M       0.60%
                                                              $250M+           0.55%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Diversified Investment Advisors - Equity    826               $0-700M          0.22%                      0.00%
Growth Portfolio                                              $700M+           0.15%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Diversified Investment Advisors - Mid Cap   200               $0-25M           0.82%                      0.00%
Growth Portfolio                                              $25M-50M         0.46%
                                                              $50M-100M        0.35%
                                                              $100M+           0.23%
                                                              (.15%) Discount applies to Mid
                                                              Cap Growth Portfolio if Equity
                                                              Growth Portfolio exceeds $500M
------------------------------------------- ----------------- -------------------------------- -----------------------------
Sector Capital Highlands Growth Fund        3.4                                0.25%                      0.00%

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        3.0                                0.60%                      0.00%
Financial Services Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        3.0                                0.60%                      0.00%
Global Resources Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        357                                0.80%                      0.00%
Biotechnology Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        3.0                                0.70%                      0.00%
Europe Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        201                                0.70%                      0.00%
Global Health Care Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        20                                 0.90%                      0.00%
Global Small Cap Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        527                                0.85%                      0.00%
Global Technology Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM        558                                0.35%                      0.00%
Large Cap Growth Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM Mid    238                                0.37%                      0.00%
Cap Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Multi Manager Series-RCM Tax    37                                 0.50%                      0.00%
Managed Growth Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
PIMCO Funds Muti Manager Series-RCM         93                                 0.40%                      0.00%
International Growth Equity Fund

------------------------------------------- ----------------- -------------------------------- -----------------------------
RSI Retirement Trust - Core Equity Fund     90                $0-100M          0.40%                      0.00%
                                                              $100M-400M       0.25%
                                                              $400M-1B         0.20%
                                                              $1B+             0.15%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Sun America Style Select Series - Focused   9.9               $0-200M          0.70%                      0.00%
Technology Portfolio                                          $200M+           0.65%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Sun America Season Series Trust - Focused   35                $0-200M          0.70%                      0.00%
Technet Portfolio                                             $200M+           0.65%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Wells Fargo Specialized Health Sciences     34.9              0-100M           0.95%                      0.00%
Fund                                                          100M-500M        0.65%
                                                              500M+            0.60%
------------------------------------------- ----------------- -------------------------------- -----------------------------
Wells Fargo Specialized Technology Fund     158.0             0-50M            1.00%                      0.00%
                                                              50M-100M         0.70%
                                                              100M+            0.55%
------------------------------------------- ----------------- -------------------------------- -----------------------------

1 Only mutual funds that have commenced operations are listed. Accordingly, even though the Wells Fargo Funds that will acquire the Funds have similar investment objectives as the Funds, since they have not yet commenced operations, they are not listed in the table.
2    Total assets as of June 30, 2004.
3 The annual management fee is expressed as a percentage of the average daily net asset value of the fund. The left side of this column lists breakpoints in millions of dollars.


APPROVAL OF THE INTERIM RCM SUB-ADVISORY AGREEMENT BY THE BOARD


     In considering the Interim RCM Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim RCM Sub-advisory Agreement; (ii) that the fees under the Interim RCM Sub-advisory Agreement would be paid by Funds
Management; and (iii) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, the Board found that the terms of the Interim RCM Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of RCM on September __, 2004.


     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM RCM SUB-ADVISORY AGREEMENT WITH RCM.


PROPOSAL 3D: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH NEW STAR INSTITUTIONAL MANAGERS LIMITED ("NEW STAR")


     The interim investment sub-advisory agreement between Funds Management and New Star ("Interim New Star Sub-advisory Agreement") would apply to the Strong Advisor International Core Fund.


     New Star is located at 1 Knightsbridge Green, London, SW1X 7NE. The owners and principal executive officers of New Star are listed below. Unless otherwise indicated, the address for each is 1 Knightsbridge Green, London, SW1X 7NE. No officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders, or general partners of New Star. No officers or directors/trustees of the Strong Funds have any material interest in New Star, or in any material transaction in which New Star or an affiliate is a party.

OFFICERS - NAME              POSITION AT NEW STAR                          PRINCIPAL OCCUPATION

Deborah J. Weekes            Director and Head of Finance                  Same as position at New Star
Rupert Ruvigny               Director and Chief Operating Officer          Same as position at New Star
Howard Covington             Director and Chief Executive Officer          Same as position at New Star
Christie B. Sanders          Director and Fixed Income Fund Manager        Same as position at New Star
Mark S. Beale                Director and Co-Head Institutional            Same as position at New Star
Richard D. Lewis             Director and Co-Head Institutional            Same as position at New Star
Keith C. Brown               Director and Head of Business Development     Same as position at New Star
Anna E. Kirk                 Director and Head of Fund Administration      Same as position at New Star
John L. Duffield             Chairman                                      Same as position at New Star


OWNERS - NAME, RELATIONSHIP TO NEW STAR AND ADDRESS

New Star Institutional Managers Holdings Limited
Direct Parent Company
Controlling Owner
1 Knightsbridge Green, London, SW1X 7NE

New Star Asset Management Group Limited
Ultimate Parent Company
Controlling Owner
1 Knightsbridge Green, London, SW1X 7NE


     Under the Interim New Star Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay New Star a fee based on the following fee schedule:

---------------------------------------- ----------------
FUND ASSETS                              FEE
---------------------------------------- ----------------
$0-50 million                            0.35%
---------------------------------------- ----------------
Next $500 million                        0.29%
---------------------------------------- ----------------
>$550 million                            0.20%
---------------------------------------- ----------------


     New Star serves as the sub-adviser to a fund that has a similar investment objective and style as the Strong Advisor International Core Fund. The chart below lists certain required information about the similar fund advised by New Star.

----------------------------------------------------------------------------------------------------------
                              ASSET SIZE(1)
NAME OF FUND                  (IN MILLIONS)                    ANNUAL                       WAIVERS/
                                                         SUB-ADVISORY FEE(2)             REIMBURSEMENTS
----------------------------------------------------------------------------------------------------------
Frontegra New Star                $12.0            0-100M      0.33%
International Equity Fund                          >100M       50% of net advisory fee        0.00%
----------------------------------------------------------------------------------------------------------

1    Total assets as of June 30, 2004.
2 The annual sub-advisory fee is expressed as a percentage of the average daily net asset value of the fund.

APPROVAL OF THE INTERIM NEW STAR SUB-ADVISORY AGREEMENT BY THE BOARD


     In considering the Interim New Star Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim New Star Sub-advisory Agreement; (ii) that the fees under the Interim New Star Sub-advisory Agreement would be paid by Funds Management; and (iii) the terms of the Reorganization. On the basis of its review and analysis of the foregoing, the Board found that the terms of the Interim New Star Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of New Star on September __, 2004.


     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM NEW STAR SUB-ADVISORY AGREEMENT WITH NEW STAR.


PROPOSAL 3E: APPROVAL OF AN INVESTMENT SUB-ADVISORY AGREEMENT WITH MATRIX ASSET ADVISORS, INC. ("MATRIX")


     The interim investment sub-advisory agreement between Funds Management and Matrix ("Interim Matrix Sub-advisory Agreement") would apply to the Strong Advisor Large Company Core and Strong Value Funds.


     Matrix is located at 747 Third Avenue, 31st Floor, New York, NY 10017. The owners and principal executive officers of Matrix are listed below. Unless otherwise indicated, the address for each is 747 Third Avenue, 31st Floor, New York, NY 10017. No officers or directors/trustees of the Strong Funds are officers, directors, employees, shareholders or general partners of Matrix. No officers or directors/trustees of the Strong Funds have any material interest in Matrix, or in any material transaction in which Matrix or an affiliate is a party.

OFFICER - NAME                 POSITION AT MATRIX                                      PRINCIPAL OCCUPATION

David A. Katz                  President, Chief Investment Officer and Chief           Same as position at Matrix
                               Compliance Officer
Douglas S. Altabef             Senior Managing Director                                Same as position at Matrix
Lon F. Birnholz                Managing Director and Chief Financial Officer           Same as position at Matrix
Steven Roukis                  Senior Vice President                                   Same as position at Matrix

     Under the Interim Matrix Sub-advisory Agreement, Funds Management, out of the fees it would receive as investment adviser, not the Strong Fund, would pay Matrix a sub-advisory fee based on the following fee schedule:

---------------------------------------- ----------------
FUND ASSETS                              FEE
---------------------------------------- ----------------
$0-50 million                            0.20%
---------------------------------------- ----------------
>$50 million                             0.16%
---------------------------------------- ----------------


     Matrix serves as the adviser to the Matrix Advisors Value Fund ("Matrix Fund"), which may have similar investment objectives as the Strong Large Cap Core and Strong Value Funds. The chart below lists certain required information about the Matrix Fund. Matrix contractually agreed to reduce the fees and/or net expenses of the Matrix Fund for an indefinite period to ensure that total annual fund operating expenses will not exceed 1.10%. For the fiscal year ending June 30, 2004, Matrix voluntarily reimbursed the Matrix Advisors Value Fund for expenses in excess of 0.99%.

 ----------------------------------- -------------------------- ----------------
 FUND                                ASSET SIZE(1) IN           ADVISORY FEE
                                       (MILLIONS)
 ----------------------------------- -------------------------- ----------------
 Matrix Advisors Value Fund                   315.9             1.00%
 ----------------------------------- -------------------------- ----------------

(1)  Total assets as of June 30, 2004.


APPROVAL OF THE INTERIM MATRIX SUB-ADVISORY AGREEMENT BY THE BOARD


     In considering the Interim Matrix Sub-advisory Agreement, the Board was provided materials relating to, and considered and evaluated, with respect to the Fund, (i) the terms of the Interim Matrix Sub-advisory Agreement; (ii) that the fees under the Interim Matrix Sub-advisory Agreement would be paid by Funds Management; and (iii) the terms of the Reorganization. The Board had, within the past year, received information regarding Matrix and met with representatives of Matrix. Matrix provided updated information to the Board. On the basis of its review and analysis of the foregoing, among other things, the Board found that the terms of the Interim Matrix Sub-advisory Agreement were fair and reasonable and in the best interest of shareholders. The Board approved certain compliance policies and procedures of Matrix on September __, 2004.


     THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE INTERIM MATRIX SUB-ADVISORY AGREEMENT WITH MATRIX.



                              INFORMATION ON VOTING


     This Prospectus/Proxy Statement is being provided in connection with the solicitation of proxies by the Board of the Strong Funds to solicit your vote for several proposals at a special meeting of shareholders of the Strong Funds ("Meeting"). The Meeting will be held at 100 Heritage Reserve, Menomonee Falls, Wisconsin, 53051 on December 10, 2004 at 9:00 a.m. (Central Time).


         You may vote in one of three ways:

o complete and sign the enclosed proxy ballot and mail it to us in the enclosed prepaid return envelope (if mailed in the United States);

o    vote on the Internet at the website address listed on your proxy ballot; or

o    call the toll-free number printed on your proxy ballot.


     PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE "CONTROL NUMBER" THAT APPEARS ON YOUR PROXY BALLOT.


     You may revoke a proxy once it is given. If you desire to revoke a proxy, you must submit a subsequent proxy or a written notice of revocation to the appropriate Strong Fund. You may also give written notice of revocation in person at the Meeting. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR each proposal.


     Only shareholders of record on October 1, 2004, are entitled to receive notice of and to vote at the Meeting or at any adjournment thereof. Each whole share held as of the close of business on October 1, 2004, is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. For each Strong Fund, a majority of the shares of the Fund entitled to vote at the Meeting, present in person or by proxy, constitutes a quorum for the conduct of all business.


     When a quorum is present, approval of each proposal is required as follows:

-------------------------------------------------------- ----------------------------------------------------------------------
                       PROPOSAL                                                   VOTING REQUIREMENT
-------------------------------------------------------- ----------------------------------------------------------------------
1.  Approval of an Agreement and Plan of Reorganization  The affirmative vote of a majority of the shares entitled to vote.
-------------------------------------------------------- ----------------------------------------------------------------------
2.  Approval of an Interim Advisory Agreement            The affirmative vote of the lesser of (1) 67% or more of the shares of a Strong Fund present or represented by proxy at the Meeting, if holders of more than 50% of the Strong Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of the Strong
                                                         Fund's outstanding shares.
-------------------------------------------------------- ----------------------------------------------------------------------
3.  Approval of an Interim Sub-advisory Agreement        The affirmative vote of the lesser of (1) 67% or more of the shares of a Strong Fund present or represented by proxy at the Meeting, if holders of more than 50% of the Strong Fund's outstanding shares are present or represented by proxy, or (2) more than 50% of the Strong
                                                         Fund's outstanding shares.
-------------------------------------------------------- ----------------------------------------------------------------------


     The Meeting may be adjourned at any time, including after action on one or more matters, by a majority of the votes properly voting on the question of adjourning the Meeting to another date and time, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting if the new date, time, or place is announced at the meeting before adjournment. The persons named as proxies will vote those shares that they are entitled to vote in favor of adjournment if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any proposal. If the adjournment requires setting a new record date or the adjournment is for more than 120 days from the date set for the original meeting (in which case the Board will set a new record date), the Strong Funds will give notice of the adjourned meeting to the shareholders. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting.


     All proxies voted, including abstentions, will be counted towards establishing a quorum. Approval of each proposal will occur only if a sufficient number of votes at the Meeting are cast FOR that proposal. Abstentions are not considered "votes cast" and, therefore, will have the effect of a vote against a proposal. Abstentions effectively result in a vote "against" and are disregarded in determining whether a proposal has received enough votes. Broker non-votes are not expected to be generated by these proposals and, therefore, will have no affect on quorum or the voting requirement.


     The Board knows of no matters other than those described in this Prospectus/Proxy Statement that will be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters based on the judgment of the person named in the enclosed form of proxy.


     In addition to the solicitation of proxies by mail or expedited delivery service, certain officers and employees of SCM or an affiliate, who will not be paid for their services, the Fund or a solicitor may solicit proxies by telephone, facsimile, oral, Internet, or e-mail communication. SCM and Funds Management have engaged the proxy solicitation firm of D.F. King, Inc. who will be paid approximately $______, plus out-of-pocket expenses, for their services. SCM and Funds Management will share the expenses incident to the solicitation of proxies in connection with the Meeting, which expenses include the fees and expenses of tabulating the results of the proxy solicitation and the fees and expenses of D.F. King, Inc. SCM and Funds Management also will reimburse upon request persons holding shares as nominees for their reasonable expenses in sending soliciting material to their principals. The Strong Funds and the Acquiring Funds will not pay any of the costs associated with the preparation of this proxy statement or the solicitation of proxies.


                               OUTSTANDING SHARES


     As of [OCTOBER 1, 2004], each Strong Fund and Acquiring Fund had the following numbers of shares outstanding:

Strong Advisor Bond Fund
Strong Advisor Common Stock Fund
Strong Advisor Endeavor Large Cap Fund
Strong Advisor Focus Fund
Strong Advisor International Core Fund
Strong Advisor Large Company Core Fund
Strong Advisor Mid Cap Growth Fund
Strong Advisor Municipal Bond Fund
Strong Advisor Select Fund
Strong Advisor Short Duration Bond Fund
Strong Advisor Small Cap Value Fund
Strong Advisor Strategic Income Fund
Strong Advisor Technology Fund
Strong Advisor U.S. Small/Mid Cap Growth Fund
Strong Advisor U.S. Value Fund
Strong Advisor Utilities and Energy Fund
Strong Blue Chip Fund
Strong Corporate Income Fund
Strong Multi Cap Value Fund
Strong Municipal Bond Fund
Strong Strategic Value Fund
Strong Technology 100 Fund
Strong U.S. Emerging Growth Fund
Strong Value Fund
WF Equity Income Fund
WF Large Company Growth Fund
WF Montgomery Mid Cap Growth Fund
WF Montgomery Small Cap Fund
WF Montgomery Total Return Bond Fund
WF Specialized Technology Fund

                 INTEREST OF CERTAIN PERSONS IN THE TRANSACTIONS

     Each Acquiring Fund, except for the WF Equity Income Fund, WF Large Company Growth Fund, WF Montgomery Mid Cap Growth Fund, WF Montgomery Small Cap Fund, WF Montgomery Total Return Bond Fund, and WF Specialized Technology Fund, is a newly created series of trust of which it is a series and will not issue shares until the Reorganization is consummated. Any person owning more than 25% of a Fund's shares may be considered a "controlling person" of the Fund. Accordingly, a controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders. To the knowledge of the Strong Funds and the Wells Fargo Funds, as of [OCTOBER 1, 2004], the following are the only persons who owned of record or beneficially, more than 25% of the outstanding shares of any Strong Fund or Acquiring Fund:

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
                                                                 Class; Type of      % of     % of     % of Fund
Fund                          Name & Address                   Ownership             Class    Fund     Post-Closing
----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------


     To the knowledge of the Strong Funds and the Wells Fargo Funds, as of [OCTOBER 1, 2004], the following are the only persons who owned of record or beneficially, five percent or more of the outstanding shares of any Class of any Strong Fund or Acquiring Fund:

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
Fund                          Name & Address                     Class; Type of      % of     % of     % of Fund
                                                               Ownership             Class    Fund     Post-Closing
----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------

----------------------------- -------------------------------- --------------------- -------- -------- ---------------
----------------------------- -------------------------------- --------------------- -------- -------- ---------------


     As of October 1, 2004, the officers and Trustees of Wells Fargo Funds as a group owned [less than 1% of any Class of any Strong Fund or Acquiring Fund].


                     ANNUAL MEETING AND SHAREHOLDER MEETINGS


     An annual meeting of shareholders for the election of Directors and the transaction of such other business as may properly come before the meeting will be held, if necessary, in [APRIL] of each year or at such other time and date as the Board selects. However, no Fund is required to hold an annual meeting of its shareholders in any year in which none of the following is required to be acted upon by shareholders under the 1940 Act: (i) election of directors; (ii) approval of the investment advisory contract; (iii) ratification of the selection of the independent auditors; or (iv) approval of the distribution agreement. Special meetings of shareholders of a Fund or Class of shareholders may be called at any time by the Board, Chairman of the Board, Vice Chairman or President and will be held at such time and place as may be stated in the notice of the meeting. A special meeting of shareholders may also be called upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote on any issue proposed to be considered at the special meeting.

     A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of the Fund hereafter called should send the proposal to the Fund at the Fund's principal offices. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under Wisconsin law. If the Reorganizations are completed, the Strong Funds will not hold another shareholder meeting.




                               DISSENTERS' RIGHTS

     If the Reorganizations are approved at the Meeting, shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters' rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supercedes state law. Shareholders of the Funds, however, have the right to redeem their shares at net asset value subject to applicable deferred sales charges and/or redemption fees (if any) until the closing date of the Reorganizations. After the Reorganizations, shareholders will hold shares of the Wells Fargo Funds which may also be redeemed at net asset value subject to applicable deferred sales charges and/or redemption fees (if any).

     EXHIBIT A -- EXPENSE SUMMARIES OF THE STRONG FUNDS AND ACQUIRING FUNDS


         The following tables describe the current fees and expenses associated with holding Strong Fund and Acquiring Fund shares. In particular, the tables
(a) compare the current fees and expenses, for each Class of each Strong Fund and the corresponding Class of the Acquiring Fund, and (b) show the estimated fees and expenses for each combined Acquiring Fund on a PRO FORMA basis after giving effect to the Reorganization. PRO FORMA expense levels shown should not be considered an actual representation of future expenses or performance. Such PRO FORMA expense levels project anticipated levels but may be greater or less than those shown. Please refer to the "Comparison of Shareholder Account Features and Services" section for information on initial sales charges, contingent deferred sales charges, and redemption fees.

A. STRONG ADVISOR BOND FUND/STRONG CORPORATE INCOME FUND/ WF MONTGOMERY TOTAL RETURN BOND FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Montgomery Total Return Bond Fund's expenses as if the Reorganization had occurred in the period ended May 31, 2004 for (1) the Strong Advisor Bond Fund only, (2) the Strong Corporate Income Fund only, (3) both the Advisor Bond Fund and Corporate Income Fund, (4) both the Strong Advisor Bond Fund and WF Income Fund, (5) both the Strong Corporate Income Fund and WF Income Fund, and (6) all Funds, taking into account the assets for each Fund and each of the affected share Classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent twelve-month period ended May 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                              OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND   OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(7)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Bond
CLASS A                               0.23%      0.25%           0.61%        1.09%(8)       0.01%           1.08%(8) (11)
CLASS B                               0.23%      1.00%           0.67%        1.90%(8)       0.01%           1.89%(8) (11)
CLASS C                               0.23%      1.00%           0.72%        1.95%(8)       0.01%           1.94%(8) (11)
CLASS K                               0.23%      -               0.62%        0.85%(8)       0.01%           0.84%(8) (11)
CLASS Z                               0.23%      -               1.08%        1.31%(8)       0.01%           1.30%(8) (11)
INSTITUTIONAL CLASS                   0.23%      -               0.18%        0.41%(8)       0.01%           0.40%(8) (11)
Strong Corporate Income
INVESTOR CLASS                        0.375%     0.25%           0.94%        1.57%(8)       0.01%           1.56%(8) (11)
WF Montgomery Total Return Bond
CLASS A                               0.45%      -               0.66%        1.11%          0.21%           0.90%(9)
CLASS B                               0.45%      0.75%           0.66%        1.86%          0.21%           1.65%(9)
CLASS C                               0.45%      0.75%           0.66%        1.86%          0.21%           1.65%(9)
INSTITUTIONAL CLASS                   0.45%      -               0.49%        0.94%          0.24%           0.70%(9)
SELECT CLASS                          0.45%     --               0.24%        0.69%          0.27%           0.42%(9)
PRO FORMA-WF Montgomery Total
Return Bond(1)
CLASS A                               0.45%      -               0.65%        1.10%          0.20%           0.90%(10)
CLASS B                               0.45%      0.75%           0.65%        1.85%          0.20%           1.65%(10)
CLASS C                               0.45%      0.75%           0.65%        1.85%          0.20%           1.65%(10)
INSTITUTIONAL CLASS                   0.45%      -               0.47%        0.92%          0.22%           0.70%(10)
CLASS Z                               0.45%      -               0.82%        1.27%          0.32%           0.95%(10)
SELECT CLASS                          0.45%      -               0.20%        0.65%          0.23%           0.42%(10)
PRO FORMA- WF Montgomery Total
Return Bond (2)
CLASS Z                               0.45%      -               0.85%        1.30%          0.35%           0.95%(10)
PRO FORMA- WF Montgomery Total
Return Bond (3)
CLASS A                               0.44%      -               0.65%        1.09%          0.19%           0.90%(10)
CLASS B                               0.44%      0.75%           0.65%        1.84%          0.19%           1.65%(10)
CLASS C                               0.44%      0.75%           0.65%        1.84%          0.19%           1.65%(10)
INSTITUTIONAL CLASS                   0.44%      -               0.47%        0.91%          0.21%           0.70%(10)
CLASS Z                               0.44%      -               0.82%        1.26%          0.31%           0.95%(10)
SELECT CLASS                          0.44%      -               0.20%        0.64%          0.22%           0.42%(10))
PRO FORMA- WF Montgomery Total
Return Bond (4)
CLASS A                               0.43%      -               0.64%        1.07%          0.17%           0.90%(10)
CLASS B                               0.43%      0.75%           0.64%        1.82%          0.17%           1.65%(10)
CLASS C                               0.43%      0.75%           0.64%        1.82%          0.17%           1.65%(10)
INSTITUTIONAL CLASS                   0.43%      -               0.46%        0.89%          0.19%           0.70%(10)
CLASS Z                               0.43%      -               0.81%        1.24%          0.29%           0.95%(10)
SELECT CLASS                          0.43%      -               0.19%        0.62%          0.20%           0.42%(10)
PRO FORMA- WF Montgomery Total
Return Bond (5)
CLASS Z                               0.44%      -               0.81%        1.25%          0.30%           0.95%(10)
PRO FORMA- WF Montgomery Total
Return Bond (6)                                                                                              0.90%(10)
CLASS A                               0.43%      -               0.64%        1.07%          0.17%           1.65%(10)
CLASS B                               0.43%      0.75%           0.64%        1.82%          0.17%
CLASS C                               0.43%      0.75%           0.64%        1.82%          0.17%           1.65%(10)
INSTITUTIONAL CLASS                   0.43%      -               0.46%        0.89%          0.19%           0.70%(10)
CLASS Z                               0.43%      -               0.81%        1.24%          0.29%           0.95%(10)
SELECT CLASS                          0.43%      -               0.19%        0.62%          0.20%           0.42%(10)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(7) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION. PRO FORMA TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED AS IF THE CURRENT MANAGEMENT FEE BREAKPOINTS ON CLASSES A, B, C, INSTITUTIONAL AND SELECT FOR THE WF MONTGOMERY TOTAL RETURN BOND FUND HAD BEEN IN EFFECT DURING THE FUNDS' FISCAL PERIOD ENDED MAY 31, 2004.
(8) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:
                   Strong Advisor Bond
                   CLASS A                               1.06%
                   CLASS B                               1.87%
                   CLASS C                               1.93%
                   CLASS K                               0.80%
                   CLASS Z                               1.29%
                   INSTITUTIONAL CLASS                   0.38%
                   Strong Corporate Income
                   INVESTOR CLASS                        0.27%
     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

(9) FUNDS MANAGEMENT HAS COMMITTED, THROUGH SEPTEMBER 30, 2005, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF MONTGOMERY TOTAL RETURN BOND FUND'S NET OPERATING EXPENSE RATIO SHOWN.
(10) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(11) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% UNTIL MAY 21, 2005.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


FUND                                               1 YEAR       3 YEARS      5 YEARS      10 YEARS
----                                               ------       -------      -------      --------
Strong Advisor Bond-
CLASS A                                            $555         $780         $1,023       $1,718
CLASS B (if you redeem your shares)                $692         $996         $1,225       $2,010(7)
CLASS B (if you do NOT redeem your shares)         $192         $596         $1,025       $2,010(7)
CLASS C (if you redeem your shares)                $297         $611         $1,051       $2,274
CLASS C (if you do NOT redeem your shares)         $197         $611         $1,051       $2,274
CLASS K                                            $86          $270         $470         $1,048
CLASS Z                                            $132         $414         $717         $1,578
INSTITUTIONAL CLASS                                $41          $131         $229         $517
Strong Corporate Income
INVESTOR CLASS                                     $159         $495         $854         $1,867
WF Montgomery Total Return Bond-
CLASS A                                            $538         $767         $1,015       $1,723
CLASS B (if you redeem your shares)                $668         $864         $1,186       $1,874
CLASS B (if you do NOT redeem your shares)         $168         $564         $986         $1,874
CLASS C (if you redeem your shares)                $268         $564         $986         $2,163
CLASS C (if you do NOT redeem your shares)         $168         $564         $986         $2,163
INSTITUTIONAL CLASS                                $72          $276         $497         $1,133
SELECT CLASS                                       $43          $194         $357         $833

PRO FORMA-WF Montgomery Total Return Bond (1)
CLASS A                                            $538         $745         $991         $1,695
CLASS B (if you redeem your shares)                $668         $842         $1,162       $1,846
CLASS B (if you do NOT redeem your shares)         $168         $542         $962         $1,846
CLASS C (if you redeem your shares)                $268         $542         $962         $2,136
CLASS C (if you do NOT redeem your shares)         $168         $542         $962         $2,136
INSTITUTIONAL CLASS                                $72          $248         $465         $1,090
CLASS Z                                            $97          $338         $634         $1,476
SELECT CLASS                                       $43          $161         $315         $766

PRO FORMA- WF Montgomery Total Return Bond (2)
CLASS Z                                            $97          $341         $644         $1,505
PRO FORMA- WF Montgomery Total Return Bond (3)
CLASS A                                            $538         $744         $988         $1,685
CLASS B (if you redeem your shares)                $668         $841         $1,159       $1,837(8)
CLASS B (if you do NOT redeem your shares)         $168         $541         $959         $1,837(8)
CLASS C (if you redeem your shares)                $268         $541         $959         $2,127
CLASS C (if you do NOT redeem your shares)         $168         $541         $959         $2,127
INSTITUTIONAL CLASS                                $72          $247         $462         $1,080
CLASS Z                                            $97          $337         $630         $1,466
SELECT CLASS                                       $43          $159         $312         $755

PRO FORMA- WF Montgomery Total Return Bond (4)
CLASS A                                            $538         $742         $982         $1,668
CLASS B (if you redeem your shares)                $668         $839         $1,153       $1,820(8)
CLASS B (if you do NOT redeem your shares)         $168         $539         $953         $1,820(8)
CLASS C (if you redeem your shares)                $268         $539         $953         $2,110
CLASS C (if you do NOT redeem your shares)         $168         $539         $953         $2,110
INSTITUTIONAL CLASS                                $72          $245         $455         $1,062
CLASS Z                                            $97          $334         $623         $1,445
SELECT CLASS                                       $43          $157         $306         $737
PRO FORMA- WF Montgomery Total Return Bond (5)
CLASS Z                                            $97          $336         $628         $1,458

PRO FORMA- WF Montgomery Total Return Bond (6)
CLASS A                                            $538         $742         $980         $1,664
CLASS B (if you redeem your shares)                $668         $838         $1,152       $1,816(8)
CLASS B (if you do NOT redeem your shares)         $168         $538         $952         $1,816(8)
CLASS C (if you redeem your shares)                $268         $538         $952         $2,106
CLASS C (if you do NOT redeem your shares)         $168         $538         $952         $2,106
INSTITUTIONAL CLASS                                $72          $245         $454         $1,058
CLASS Z                                            $97          $334         $623         $1,445
SELECT CLASS                                       $43          $157         $304         $733


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, CLASS Z, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR BOND FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, CLASS Z, AND SELECT CLASS SHARES, RESPECTIVELY, OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, THE INVESTOR CLASS SHARES OF THE STRONG CORPORATE INCOME FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY TOTAL RETURN BOND FUND, AND THE WF INCOME FUND INTO THE WF MONTGOMERY TOTAL RETURN BOND FUND.
(7)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(8)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

B.       STRONG ADVISOR COMMON STOCK FUND/WF COMMON STOCK FUND

         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Common Stock Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004, for the Strong Advisor Common Stock Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND   OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(2)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Common Stock
CLASS A                               0.75%      0.25%           0.57%        1.57%(3)       0.033%          1.537%(3) (4)
CLASS B                               0.75%      1.00%           0.58%        2.33%(3)       0.033%          2.297%(3) (4)
CLASS C                               0.75%      1.00%           0.60%        2.35%(3)       0.033%          2.317%(3) (4)
CLASS Z                               0.75%      -               0.59%        1.34%(3)       0.033%          1.307%(3) (4)

PRO FORMA-WF Common Stock (1)
CLASS A                               0.70%      -               0.63%        1.33%          0.02%           1.31%(5)
CLASS B                               0.70%      0.75%           0.63%        2.08%          0.02%           2.06%(5)
CLASS C                               0.70%      0.75%           0.63%        2.08%          0.02%           2.06%(5)
CLASS Z                               0.70%      -               0.80%        1.50%          0.21%           1.29%(5)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR COMMON STOCK FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF COMMON STOCK FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUNDS' OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.51%, 2.27%, 2.28%, AND 1.29% FOR CLASSES A, B, C, AND Z, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASS B. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR       3 YEARS          5 YEARS           10 YEARS
----                                                  ------       -------          -------           --------
Strong Advisor Common Stock-
CLASS A                                                $722         $1,039           $1,378             $2,332
CLASS B (if you redeem your shares)                    $733         $1,124           $1,442          $2,474(2)
CLASS B (if you do NOT redeem your shares)             $233           $724           $1,242          $2,474(2)
CLASS C (if you redeem your shares)                    $335           $730           $1,252             $2,684
CLASS C (if you do NOT redeem your shares)             $235           $730           $1,252             $2,684
CLASS Z                                                $133           $421             $731             $1,610
PRO FORMA-WF Common Stock (1)
CLASS A                                                $701           $968           $1,258             $2,081
CLASS B (if you redeem your shares)                    $709           $948           $1,315          $2,125(3)
CLASS B (if you do NOT redeem your shares)             $209           $648           $1,115          $2,125(3)
CLASS C (if you redeem your shares)                    $309           $648           $1,115             $2,407
CLASS C (if you do not redeem your shares)             $209           $648           $1,115             $2,407
CLASS Z                                                $131           $432             $778             $1,754


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR COMMON STOCK FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF COMMON STOCK FUND.
(2) REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

C.       STRONG ADVISOR ENDEAVOR LARGE CAP FUND/WF ENDEAVOR LARGE CAP FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Endeavor Large Cap Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Advisor Endeavor Large Cap Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND  OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(2)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Endeavor Large
 Cap
CLASS A                              0.75%       0.25%           0.71%        1.71%(3)       0.033%          1.677%(3) (4)
CLASS B                              0.75%       1.00%           0.73%        2.48%(3)       0.033%          2.447%(3) (4)
CLASS C                              0.75%       1.00%           0.79%        2.54%(3)       0.073%          2.467%(3) (4)
PRO FORMA-WF Endeavor Large Cap
  (1)
CLASS A                              0.75%       -               0.88%        1.63%          0.38%           1.25%(5)
CLASS B                              0.75%       0.75%           0.88%        2.38%          0.38%           2.00%(5)
CLASS C                              0.75%       0.75%           0.88%        2.38%          0.38%           2.00%(5)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR ENDEAVOR LARGE CAP FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR LARGE CAP FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUNDS' OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.63%, 2.40%, AND 2.45% FOR CLASSES A, B, AND C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES B AND C. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                                  ------          -------             -------            --------
Strong Advisor Endeavor Large Cap-
CLASS A                                                $736            $1,080              $1,447             $2,476
CLASS B (if you redeem your shares)                    $748            $1,169              $1,518          $2,624(2)
CLASS B (if you do NOT redeem your shares)             $248              $769              $1,318          $2,624(2)
CLASS C (if you redeem your shares)                    $350              $784              $1,344             $2,870
CLASS C (if you do NOT redeem your shares)             $250              $784              $1,344             $2,870
PRO FORMA-WF Endeavor Large Cap (1)
CLASS A                                                $695              $988              $1,341             $2,335
CLASS B (if you redeem your shares)                    $703              $968              $1,400          $2,381(3)
CLASS B (if you do NOT redeem your shares)             $203              $668              $1,200          $2,381(3)
CLASS C (if you redeem your shares)                    $303              $668              $1,200             $2,656
CLASS C (if you do not redeem your shares)             $203              $668              $1,200             $2,656

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR ENDEAVOR LARGE CAP FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR LARGE CAP FUND.
(2)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

D.  STRONG ADVISOR FOCUS FUND/STRONG BLUE CHIP FUND/WF LARGE COMPANY GROWTH FUND

         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Large Company Growth Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for (1) the Strong Advisor Focus Fund only, (2) the Strong Blue Chip Fund only, (3) both the Advisor Focus Fund and Blue Chip Fund, (4) both the Strong Advisor Focus Fund and WF Growth Fund,
(5) both the Strong Blue Chip Fund and WF Growth Fund, and (6) all Funds, taking into account the assets for each Fund and each of the affected share Classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Funds ended March 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND  OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(7)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Focus
CLASS A                               0.75%      0.25%           2.03%        3.03%(8)       0.53%           2.50%(8) (9)
CLASS B                               0.75%      1.00%           2.05%        3.80%(8)       1.30%           2.50%(8) (9)
CLASS C                               0.75%         1.00%        2.37%        4.12%(8)       1.62%           2.50%(8) (9)
Strong Blue Chip
INVESTOR CLASS                        0.50%           -          1.19%        1.69%(8)       -               1.69%(8) (9)
WF Large Company Growth
CLASS A                             0.67%(12)         -          0.53%        1.20%          -               1.20%(10)
PRO FORMA-WF Large Company
Growth (1)
CLASS A                             0.67%(12)         -          0.62%        1.29%          0.09%           1.20%(11)
PRO FORMA- WF Large Company
Growth (2)
CLASS Z                             0.67%(12)         -          0.79%        1.46%          0.09%           1.37%(11)
PRO FORMA- WF Large Company
Growth (3)
CLASS A                             0.67%(12)    -               0.62%        1.29%          0.09%           1.20%(11)
CLASS Z                             0.67%(12)         -          0.79%        1.46%          0.09%           1.37%(11)
PRO FORMA- WF Large Company
Growth (4)
CLASS A                            0.67%(12)          -          0.62%        1.29%          0.09%           1.20%(11)
PRO FORMA- WF Large Company
Growth (5)
CLASS Z                             0.66%(12)         -          0.79%        1.45%          0.08%           1.37%(11)
PRO FORMA- WF Large Company
Growth (6)
CLASS A                             0.66%(12)    -               0.62%        1.28%          0.08%           1.20%(11)
CLASS Z                             0.66%(12)         -          0.79%        1.45%          0.08%           1.37%(11)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND, THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND, AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(7) EACH FUND, EXCEPT THE BLUE CHIP FUND, HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION. PRO FORMA TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED AS IF THE CURRENT MANAGEMENT FEE BREAKPOINTS ON THE WF LARGE COMPANY GROWTH FUND HAD BEEN IN EFFECT DURING THE FUNDS' FISCAL PERIOD ENDED MARCH 31, 2004.
(8) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:


                          Strong Advisor Focus
                          CLASS A                         1.27%
                          CLASS B                         1.92%
                          CLASS C                         1.89%
                          Strong Blue Chip
                          INVESTOR CLASS                  1.62%

     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(9) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C OF THE ADVISOR FOCUS FUND. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.01% FOR ADVISOR FOCUS FUND AND 0.033% FOR BLUE CHIP FUND FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.26%, 1.91% AND 1.88% FOR CLASS A, CLASS B, AND CLASS C, RESPECTIVELY, OF THE ADVISOR FOCUS FUND, AND 1.59%
     FOR THE BLUE CHIP FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(10) FUNDS MANAGEMENT HAS COMMITTED THROUGH JANUARY 31, 2006 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF LARGE COMPANY GROWTH FUND'S NET OPERATING EXPENSE RATIO SHOWN.
(11) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(12) THE FUND'S MANAGEMENT FEE TAKES INTO ACCOUNT ALL ASSETS IN THE MASTER FUND.


                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                              1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                              ------          -------             -------            --------
Strong Advisor Focus-
CLASS A                                            $814          $1,411              $2,033              $3,696
CLASS B (if you redeem your shares)                $753          $1,442              $2,049              $3,787(7)
CLASS B (if you do NOT redeem your shares)         $253          $1,042              $1,849              $3,787(7)
CLASS C (if you redeem your shares)                $353          $1,106              $1,974              $4,211
CLASS C (if you do NOT redeem your shares)         $253          $1,106              $1,974              $4,211
Strong Blue Chip
 INVESTOR CLASS                                    $172          $533                $918                $1,999
WF Large Company Growth -
CLASS A                                            $690          $934                $1,196              $1,944
PRO FORMA-WF Large Company Growth (1)
CLASS A                                            $690          $944                $1,226              $2,028
PRO FORMA- WF Large Company Growth (2)
CLASS Z                                            $139          $444                $781                $1,732
PRO FORMA- WF Large Company Growth (3)
CLASS A                                            $690          $944                $1,226              $2,028
CLASS Z                                            $139          $444                $781                $1,732
PRO FORMA- WF Large Company Growth (4)
CLASS A                                            $690          $944                $1,226              $2,028
PRO FORMA- WF Large Company Growth (5)
CLASS Z                                            $139          $443                $777                $1,723
PRO FORMA- WF Large Company Growth (6)
CLASS A                                            $690          $942                $1,227              $2,018
CLASS Z                                            $139          $443                $777                $1,723

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND AND THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS A AND CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR FOCUS FUND INTO THE CLASS A SHARES OF THE WF LARGE COMPANY GROWTH FUND, THE INVESTOR CLASS SHARES OF THE STRONG BLUE CHIP FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY GROWTH FUND, AND THE WF GROWTH FUND INTO THE WF LARGE COMPANY GROWTH FUND.
(7)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.



         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

E.       STRONG ADVISOR INTERNATIONAL CORE FUND/WF INTERNATIONAL CORE FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF International Core Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Advisor International Core Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(2)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor International
Core
CLASS A                              0.75%       0.25%           4.43%        5.43%(3)       2.93%           2.50%(3) (4)
CLASS B                              0.75%       1.00%           4.45%        6.20%(3)       3.70%           2.50%(3) (4)
CLASS C                              0.75%       1.00%           4.44%        6.19%(3)       3.69%           2.50%(3) (4)
PRO FORMA-WF International Core
  (1)
CLASS A                              0.95%       -               6.82%        7.77%          6.27%           1.50%(5)
CLASS B                              0.95%       0.75%           6.82%        8.52%          6.27%           2.25%(5)
CLASS C                              0.95%       0.75%           6.82%        8.52%          6.27%           2.25%(5)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR INTERNATIONAL CORE FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF INTERNATIONAL CORE FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 0.00% FOR CLASSES A, B, AND C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2097 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS         5 YEARS        10 YEARS
----                                                  ------          -------         -------        --------
Strong Advisor International Core
CLASS A                                              $814          $1,858            $2,894       $5,444
CLASS B (if you redeem your shares)                  $753          $1,909            $2,935       $5,537(2)
CLASS B (if you do NOT redeem your shares)           $253          $1,509            $2,735       $5,537(2)
CLASS C (if you redeem your shares)                  $353          $1,507            $2,731       $5,667
CLASS C (if you do NOT redeem your shares)           $253          $1,507            $2,731       $5,667
PRO FORMA-WF International Core (1)
CLASS A                                              $719          $1,641            $3,125       $6,489
CLASS B (if you redeem your shares)                  $728          $1,646            $3,221       $6,554(3)
CLASS B (if you do NOT redeem your shares)           $228          $1,346            $3,021       $6,554(3)
CLASS C (if you redeem your shares)                  $328          $1,346            $3,021       $6,720
CLASS C (if you do NOT redeem your shares)           $228          $1,346            $3,021       $6,720

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR INTERNATIONAL CORE FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF INTERNATIONAL CORE FUND.
(2)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

F. STRONG ADVISOR LARGE COMPANY CORE FUND/STRONG VALUE FUND/WF LARGE COMPANY CORE FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Large Company Core Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (1) the Strong Advisor Large Company Core Fund only, (2) the Strong Value Fund only, and (3) all Funds, taking into account the assets for each Fund and each of the affected share Classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.


                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(4)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Large Company
Core
CLASS A                              0.75%       0.25%           0.59%        1.59%(5)       0.123%          1.467%(5) (6)
CLASS B                              0.75%       1.00%           0.63%        2.38%(5)       0.033%          2.347%(5) (6)
CLASS C                              0.75%       1.00%           0.76%        2.51%(5)       0.043%          2.467%(5) (6)
CLASS K                              0.75%       -               0.55%        1.30%(5)       0.343%          0.957%(5) (6)
Strong Value
INVESTOR CLASS                       0.75%       -               0.79%        1.54%(5)       0.033%          1.507%(5) (6)
PRO FORMA-WF Large Company Core
  (1)
CLASS A                              0.75%       -               0.72%        1.47%          0.22%           1.25%(7)
CLASS B                              0.75%       0.75%           0.72%        2.22%          0.22%           2.00%(7)
CLASS C                              0.75%       0.75%           0.72%        2.22%          0.22%           2.00%(7)
INSTITUTIONAL CLASS                  0.75%       -               0.54%        1.29%          0.34%           0.95%(7)
PRO FORMA- WF Large Company Core
  (2)
CLASS Z                              0.75%       -               0.93%        1.68%          0.26%           1.42%(7)
PRO FORMA- WF Large Company Core
  (3)
CLASS A                              0.75%       -               0.69%        1.44%          0.19%           1.25%(7)
CLASS B                              0.75%       0.75%           0.69%        2.19%          0.19%           2.00%(7)
CLASS C                              0.75%       0.75%           0.69%        2.19%          0.19%           2.00%(7)
INSTITUTIONAL CLASS                  0.75%       -               0.51%        1.26%          0.31%           0.95%(7)
CLASS Z                              0.75%       -               0.86%        1.61%          0.19%           1.42%(7)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF LARGE COMPANY CORE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF THE WF LARGE COMPANY CORE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.
(4) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(5) THE ADVISOR LARGE COMPANY CORE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND, FOR THE ADVISOR LARGE COMPANY CORE FUND AND THE VALUE FUND, WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS
     FOLLOWS:
          Strong Advisor Large Company Core
          CLASS A                                         1.46%
          CLASS B                                         2.30%
          CLASS C                                         2.37%
          CLASS K                                         0.95%
          Strong Value
          INVESTOR CLASS                                  1.48%

     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(6) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 1.50% FOR CLASS A OF THE ADVISOR LARGE COMPANY CORE FUND, 2.50% FOR CLASSES B AND C OF THE ADVISOR LARGE COMPANY CORE FUND, AND 0.99% FOR CLASS K OF THE ADVISOR LARGE COMPANY CORE FUND. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(7) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                          1 YEAR       3 YEARS     5 YEARS    10 YEARS
----                                                          ------       -------     -------    --------
Strong Advisor Large Company Core-
CLASS A                                                    $716         $1,037       $1,380       $2,346
CLASS B (if you redeem your shares)                        $738         $1,139       $1,467       $2,517(4)
CLASS B (if you do NOT redeem your shares)                 $238         $739         $1,267       $2,517(4)
CLASS C (if you redeem your shares)                        $350         $777         $1,332       $2,843
CLASS C (if you do NOT redeem your shares)                 $250         $777         $1,332       $2,843
CLASS K                                                    $98          $378         $680         $1,538
Strong Value
INVESTOR CLASS                                             $153         $483         $836         $1,832
PRO FORMA-WF Large Company Core (1)
CLASS A                                                    $695         $971         $1,291       $2,195
CLASS B (if you redeem your shares)                        $703         $951         $1,349       $2,240(5)
CLASS B (if you do NOT redeem your shares)                 $203         $651         $1,149       $2,240(5)
CLASS C (if you redeem your shares)                        $303         $651         $1,149       $2,519
CLASS C (if you do NOT redeem your shares)                 $203         $651         $1,149       $2,519
INSTITUTIONAL CLASS                                        $97          $340         $641         $1,495
PRO FORMA- WF Large Company Core (2)
CLASS Z                                                    $145         $477         $862         $1,942
PRO FORMA- WF Large Company Core (3)
CLASS A                                                    $695         $968         $1,282       $2,168
CLASS B (if you redeem your shares)                        $703         $948         $1,339       $2,213(5)
CLASS B (if you do NOT redeem your shares)                 $203         $648         $1,139       $2,213(5)
CLASS C (if you redeem your shares)                        $303         $648         $1,139       $2,493
CLASS C (if you do NOT redeem your shares)                 $203         $648         $1,139       $2,493
INSTITUTIONAL CLASS                                        $97          $337         $630         $1,466
CLASS Z                                                    $145         $470         $839         $1,878

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF LARGE COMPANY CORE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF STRONG ADVISOR LARGE COMPANY CORE FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF THE WF LARGE COMPANY CORE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG VALUE FUND INTO THE CLASS Z SHARES OF THE WF LARGE COMPANY CORE FUND.
(4)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(5)  REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES  AFTER SEVEN
     YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

G.       STRONG ADVISOR MID CAP GROWTH FUND/WF MONTGOMERY MID CAP GROWTH FUND

         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Montgomery Mid Cap Growth Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for the Strong Advisor Mid Cap Growth Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Fund ended March 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                     12B-1                                                 EXPENSES (AFTER
                                                  DISTRIBUTION              TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                      MANAGEMENT  AND SERVICE    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                    FEES(2)       FEES     EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
------------------------------------- ---------- ------------ ------------ -------------- --------------- ----------------
Strong Advisor Mid Cap Growth
CLASS A                                  0.75%      0.25%        0.67%        1.67%(3)       -               1.67%(3) (4)
CLASS B                                  0.75%      1.00%        0.88%        2.63%(3)       0.13%           2.50%(3) (4)
CLASS C                                  0.75%      1.00%        0.92%        2.67%(3)       0.17%           2.50%(3) (4)
CLASS Z                                  0.75%      -            1.06%        1.81%(3)       -               1.81%(3) (4)
WF Montgomery Mid Cap Growth
CLASS A
CLASS B                                  0.75%      -            0.66%        1.41%          -               1.41%(5)
CLASS C                                  0.75%      0.75%        0.66%        2.16%          -               2.16%(5)
                                         0.75%      0.75%        0.66%        2.16%          -               2.16%(5)
PRO FORMA-WF Montgomery Mid Cap
Growth(1)
CLASS A                                  0.75%      -            0.69%        1.44%       0.04%              1.40%(6)
CLASS B                                  0.75%      0.75%        0.69%        2.19%       0.04%              2.15%(6)
CLASS C                                  0.75%      0.75%        0.69%        2.19%       0.04%              2.15%(6)
CLASS Z                                  0.75%      -            0.86%        1.61%       0.04%              1.57%(6)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY MID CAP GROWTH FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.58% FOR CLASS A SHARES, 2.44% FOR CLASS B SHARES, 2.43% FOR CLASS C SHARES, AND 1.72% FOR CLASS Z SHARES OF THE FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME
(4) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.55% FOR CLASS A SHARES, 2.41% FOR CLASS B SHARES, 2.40% FOR CLASS C SHARES, AND 1.69% FOR CLASS Z SHARES.
(5) FUNDS MANAGEMENT HAS COMMITTED (A) THROUGH JANUARY 31, 2005 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF MONTGOMERY MID CAP GROWTH FUND'S NET OPERATING EXPENSE RATIO AT 1.45% FOR CLASS A SHARES AND 2.20% FOR CLASS B AND CLASS C SHARES, AND (B) FROM FEBRUARY 1, 2005 THROUGH JANUARY 31, 2006 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF MONTGOMERY MID CAP GROWTH FUND'S NET OPERATING EXPENSE RATIO AT 1.40% FOR CLASS A SHARES AND 2.15% FOR CLASS B AND CLASS C SHARES,
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                                  ------          -------             -------            --------
Strong Advisor Mid Cap Growth-
CLASS A                                                 $735           $1,071              $1,429            $2,437
CLASS B (if you redeem your shares)                     $751           $1,203              $1,582            $2,719(2)
CLASS B (if you do NOT redeem your shares)              $251           $803                $1,382            $2,719(2)
CLASS C (if you redeem your shares)                     $351           $812                $1,400            $2,993
CLASS C (if you do NOT redeem your shares)              $251           $812                $1,400            $2,993
CLASS Z                                                 $181           $566                $976              $2,122
WF Montgomery Mid Cap Growth -
CLASS A                                                 $710           $996                $1,302            $2,169
CLASS B (if you redeem your shares)                     $719           $976                $1,359            $2,213(3)
CLASS B (if you do NOT redeem your shares)              $219           $676                $1,159            $2,213(3)
CLASS C (if you redeem your shares)                     $319           $676                $1,159            $2,493
CLASS C (if you do NOT redeem your shares)              $219           $676                $1,159            $2,493

PRO FORMA-WF Montgomery Mid Cap Growth(1)
CLASS A                                                 $709            $997               $1,310            $2,196
CLASS B (if you redeem your shares)                     $718            $978               $1,368            $2,241(3)
CLASS B (if you do NOT redeem your shares)              $218            $678               $1,168            $2,241(3)
CLASS C (if you redeem your shares)                     $318            $678               $1,168            $2,519
CLASS C (if you do NOT redeem your shares)              $218            $678               $1,168            $2,519
CLASS Z                                                 $160            $500               $869              $1,906


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY MID CAP GROWTH FUND.
(2) REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.



         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

H. STRONG ADVISOR MUNICIPAL BOND FUND/STRONG MUNICIPAL BOND FUND/WF MUNICIPAL BOND FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Municipal Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for (1) the Strong Advisor Municipal Bond Fund only, (2) the Strong Municipal Bond Fund only, and (3) all Funds, taking into account the assets for each Fund and each of the affected share classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended April 30, 2004.


                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND   OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(4)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Municipal Bond
CLASS A                              0.37%       0.25%           0.60%        1.22%(5)       -               1.22%(5) (7)
CLASS B                              0.37%       1.00%           0.61%        1.98%(5)       -               1.98%(5) (7)
CLASS C                              0.37%       1.00%           0.61%        1.98%(5)       -               1.98%(5) (7)
INSTITUTIONAL CLASS                  0.37%       -               0.16%        0.53%(5)       -               0.53%(5) (7)
Strong Municipal Bond
INVESTOR CLASS                       0.35%       -               0.51%        0.86%(5)       -               0.86%(5) (7)

PRO FORMA-WF Municipal Bond (1)
CLASS A                              0.40%       -               0.69%        1.09%          0.24%           0.85%(6)
CLASS B                              0.40%       0.75%           0.69%        1.84%          0.24%           1.60%(6)
CLASS C                              0.40%       0.75%           0.69%        1.84%          0.24%           1.60%(6)
INSTITUTIONAL CLASS                  0.40%       -               0.51%        0.91%          0.43%           0.48%(6)
PRO FORMA- WF Municipal Bond(2)
INVESTOR CLASS                       0.40%       -               0.84%        1.24%          0.44%           0.80%(6)
PRO FORMA- WF Municipal Bond (3)
CLASS A
CLASS B                              0.40%       -               0.65%        1.05%          0.20%           0.85%(6)
CLASS C                              0.40%       0.75%           0.65%        1.80%          0.20%           1.60%(6)
INSTITUTIONAL CLASS                  0.40%       0.75%           0.65%        1.80%          0.20%           1.60%(6)
INVESTOR CLASS                       0.40%       -               0.47%        0.87%          0.39%           0.48%(6)
                                     0.40%       -               0.82%        1.22%          0.42%           0.80%(6)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF MUNICIPAL BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF THE WF MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.
(4) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(5) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:

             Strong Advisor Municipal Bond
             CLASS A                                      1.20%
             CLASS B                                      1.96%
             CLASS C                                      1.96%
             INSTITUTIONAL CLASS                          0.52%
             Strong Municipal Bond
             INVESTOR CLASS                               0.84%
     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(6) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(7) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.17%, 1.93%, 1.92% AND 0.48% FOR CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS, RESPECTIVELY, OF THE ADVISOR MUNICIPAL BOND FUND AND 0.80% FOR THE
     MUNICIPAL BOND FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                                  ------          -------             -------            --------
Strong Advisor Municipal Bond
CLASS A                                            $569          $820                $1,090              $1,861
CLASS B (if you redeem your shares)                $701          $1,021              $1,268              $2,110(4)
CLASS B (if you do NOT redeem your shares)         $201          $621                $1,068              $2,110(4)
CLASS C (if you redeem your shares)                $301          $621                $1,068              $2,306
CLASS C (if you do NOT redeem your shares)         $201          $621                $1,068              $2,306
INSTITUTIONAL CLASS                                $54           $170                $296                $665
Strong Municipal Bond
 INVESTOR CLASS                                    $88           $274                $477                $1,061
PRO FORMA-WF Municipal Bond (1)
CLASS A                                            $533          $734                $978                $1,677
CLASS B (if you redeem your shares)                $663          $831                $1,150              $1,828(5)
CLASS B (if you do NOT redeem your shares)         $163          $531                $950                $1,828(5)
CLASS C (if you redeem your shares)                $263          $531                $950                $2,118
CLASS C (if you do NOT redeem your shares)         $163          $531                $950                $2,118
INSTITUTIONAL CLASS                                $49           $202                $417                $1,038
PRO FORMA- WF Municipal Bond (2)
INVESTOR CLASS                                     $82           $304                $594                $1,420
PRO FORMA- WF Municipal Bond (3)
CLASS A                                            $533          $730                $965                $1,639
CLASS B (if you redeem your shares)                $663          $826                $1,137              $1,791(5)
CLASS B (if you do NOT redeem your shares)         $163          $526                $937                $1,791(5)
CLASS C (if you redeem your shares)                $263          $526                $937                $2,082
CLASS C (if you do NOT redeem your shares)         $163          $526                $937                $2,082
INSTITUTIONAL CLASS                                $49           $197                $404                $998
INVESTOR CLASS                                     $82           $302                $587                $1,401


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES, RESPECTIVELY, OF THE WF MUNICIPAL BOND FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF STRONG ADVISOR MUNICIPAL BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND INSTITUTIONAL CLASS SHARES OF THE WF MUNICIPAL BOND FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MUNICIPAL BOND FUND INTO THE INVESTOR CLASS SHARES OF THE WF MUNICIPAL BOND FUND.
(4)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(5) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS. I. STRONG ADVISOR SELECT FUND/WF ENDEAVOR SELECT FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Endeavor Select Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for the Strong Advisor Select Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND   OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(2)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Select
CLASS A                              0.75%       0.25%           0.61%        1.61%(3)       0.033%          1.577%(3) (4)
CLASS B                              0.75%       1.00%           0.67%        2.42%(3)       0.033%          2.387%(3) (4)
CLASS C                              0.75%       1.00%           0.67%        2.42%(3)       0.033%          2.387%(3) (4)
PRO FORMA-WF Endeavor Select (1)
CLASS A                              0.75%       -               0.75%        1.50%          0.25%           1.25%(5)
CLASS B                              0.75%       0.75%           0.75%        2.25%          0.25%           2.00%(5)
CLASS C                              0.75%       0.75%           0.75%        2.25%          0.25%           2.00%(5)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR SELECT FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR SELECT FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUNDS' OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE 1.55%, 2.33%, AND 2.34% FOR CLASSES A, B, AND C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C. PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS           10 YEARS
----                                                  ------          -------             -------           --------
Strong Advisor Select-
CLASS A                                              $726          $1,051              $1,398            $2,374
CLASS B (if you redeem your shares)                  $742          $1,151              $1,488            $2,553(2)
CLASS B (if you do NOT redeem your shares)           $242          $751                $1,288            $2,553(2)
CLASS C (if you redeem your shares)                  $342          $751                $1,288            $2,754
CLASS C (if you do NOT redeem your shares)           $242          $751                $1,288            $2,754
PRO FORMA-WF Endeavor Select (1)
CLASS A                                              $695          $974                $1,301            $2,221
CLASS B (if you redeem your shares)                  $703          $954                $1,358            $2,266(3)
CLASS B (if you do NOT redeem your shares)           $203          $654                $1,158            $2,266(3)
CLASS C (if you redeem your shares)                  $303          $654                $1,158            $2,545
CLASS C (if you do not redeem your shares)           $203          $654                $1,158            $2,545

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR SELECT FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF ENDEAVOR SELECT FUND.
(2)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

J.     STRONG ADVISOR SHORT DURATION BOND FUND/WF ULTRA-SHORT DURATION BOND FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Ultra-Short Duration Bond Fund's expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Advisor Short Duration Bond Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended April 30, 2004.

                                                                                                         NET ANNUAL
                                                                                                         OPERATING
                                                                                        CONTRACTUAL   EXPENSES (AFTER
                                               12B-1                    TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                               MANAGEMENT   DISTRIBUTION    OTHER        OPERATING       AND/OR       WAIVERS AND/OR
FUND                             FEES(2)  AND SERVICE FEES EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
------------------------------ ---------- -------------- ------------- -------------- -------------- -----------------
Strong Advisor Short
Duration Bond
CLASS A                          0.375%      0.25%          0.665%        1.29%(3)       -              1.29%(3) (5)
CLASS B                          0.375%      1.00%          0.715%        2.09%(3)       -              2.09%(3) (5)
CLASS C                          0.375%      1.00%          0.695%        2.07%(3)       -              2.07%(3) (5)
CLASS Z                          0.375%      -              0.785%        1.16%(3)       -              1.16%(3) (5)
PRO FORMA-WF Ultra-Short
Duration Bond (1)
CLASS A                          0.45%       -              0.79%         1.24%          0.44%          0.80%(4)
CLASS B                          0.45%       0.75%          0.79%         1.99%          0.44%          1.55%(4)
CLASS C                          0.45%       0.75%          0.79%         1.99%          0.44%          1.55%(4)
CLASS Z                          0.45%       -              0.96%         1.41%          0.44%          0.97%(4)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SHORT DURATION BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF ULTRA-SHORT DURATION BOND FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.13%, 2.00%, 2.00%, AND 1.14% FOR CLASSES A, B, C, AND Z, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.10%, 1.97%, 1.97%, AND 1.10% FOR CLASSES A, B, C, AND Z, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS            5 YEARS              10 YEARS
----                                                  ------          -------            -------              --------
Strong Advisor Short Duration Bond-
CLASS A                                              $353          $625                $917               $1,746
CLASS B (if you redeem your shares)                  $712          $1,055              $1,324             $2,216(2)
CLASS B (if you do NOT redeem your shares)           $212          $655                $1,124             $2,216(2)
CLASS C (if you redeem your shares)                  $310          $649                $1,114             $2,400
CLASS C (if you do NOT redeem your shares)           $210          $649                $1,114             $2,400
CLASS Z                                              $118          $368                $638               $1,409
PRO FORMA-WF Ultra-Short Duration Bond (1)
CLASS A                                              $280          $498                $782               $1,592
CLASS B (if you redeem your shares)                  $308          $537                $903               $1,705(3)
CLASS B (if you do NOT redeem your shares)           $158          $537                $903               $1,705(3)
CLASS C (if you redeem your shares)                  $258          $537                $989               $2,244
CLASS C (if you do NOT redeem your shares)           $158          $537                $989               $2,244
CLASS Z                                              $99           $357                $685               $1,612


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SHORT DURATION BOND FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF ULTRA-SHORT DURATION BOND FUND.
(2) REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.

         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

K. STRONG ADVISOR SMALL CAP VALUE FUND/STRONG MULTI CAP VALUE FUND/WF SMALL CAP VALUE FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Small Cap Value Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (1) the Strong Advisor Small Cap Value Fund only, (2) the Strong Multi Cap Value Fund only, and (3) all Funds, taking into account the assets for each Fund and each of the affected share Classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                  FEES      SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Small Cap Value
CLASS A                              0.75%(4)    0.25%           0.57%        1.57%(5)       0.033%          1.537%(5) (6)
CLASS B                              0.75%(4)    1.00%           0.61%        2.36%(5)       0.033%          2.327%(5) (6)
CLASS C                              0.75%(4)    1.00%           0.61%        2.36%(5)       0.033%          2.327%(5) (6)
CLASS Z                              0.75%(4)    -               0.66%        1.41%(5)       0.033%          1.377%(5) (6)
Strong Multi Cap Value
INVESTOR CLASS                       0.75%       -               0.87%        1.62%(5)       0.033%          1.587%(5) (6)

PRO FORMA-WF Small Cap Value (1)
CLASS A                              0.83%(4)    -               0.63%        1.46%          0.02%           1.44%(7)
CLASS B                              0.83%(4)    0.75%           0.63%        2.21%          0.02%           2.19%(7)
CLASS C                              0.83%(4)    0.75%           0.63%        2.21%          0.02%           2.19%(7)
CLASS Z                              0.83%(4)    -               0.80%        1.63%          0.27%           1.36%(7)
PRO FORMA- WF Small Cap Value
  (2)
CLASS Z                              0.90%(4)    -               0.85%        1.75%          0.39%           1.36%(7)
PRO FORMA- WF Small Cap Value (3)
CLASS A
CLASS B                              0.83%(4)    -               0.63%        1.46%          0.02%           1.44%(7)
CLASS C                              0.83%(4)    0.75%           0.63%        2.21%          0.02%           2.19%(7)
CLASS Z                              0.83%(4)    0.75%           0.63%        2.21%          0.02%           2.19%(7)
                                     0.83%(4)    -               0.80%        1.63%          0.27%           1.36%(7)

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF SMALL CAP VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.
(4) THE FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(5) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:
             Strong Advisor Small Cap Value
             CLASS A                                      1.51%
             CLASS B                                      2.29%
             CLASS C                                      2.29%
             CLASS Z                                      1.36%
             Strong Multi Cap Value
             INVESTOR CLASS                               1.55%

     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(6) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(7) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                       1 YEAR        3 YEARS     5 YEARS     10 YEARS
----                                                       ------        -------     -------     --------
Strong Advisor Small Cap Value-
CLASS A                                                     $711          $1,039      $1,378        $2,332
CLASS B (if you redeem your shares)                         $736          $1,133      $1,457     $2,497(4)
CLASS B (if you do NOT redeem your shares)                  $236            $733      $1,257     $2,497(4)
CLASS C (if you redeem your shares)                         $336            $733      $1,257        $2,694
CLASS C (if you do NOT redeem your shares)                  $236            $733      $1,257        $2,694
CLASS Z                                                     $140            $443        $768        $1,688
Strong Multi Cap Value-
INVESTOR CLASS                                              $161            $508        $878       $1,919
PRO FORMA-WF Small Cap Value (1)
CLASS A                                                     $713          $1,006      $1,323       $2,218
CLASS B (if you redeem your shares)                         $722            $987      $1,381    $2,263(5)
CLASS B (if you do NOT redeem your shares)                  $222            $687      $1,181    $2,263(5)
CLASS C (if you redeem your shares)                         $322            $687      $1,181       $2,541
CLASS C (if you do NOT redeem your shares)                  $222            $687      $1,181       $2,541
CLASS Z                                                     $138            $460        $834       $1,886
PRO FORMA- WF Small Cap Value (2)
CLASS Z                                                     $138            $473        $874       $1,996
PRO FORMA- WF Small Cap Value (3)
CLASS A                                                     $713          $1,006      $1,323       $2,218
CLASS B (if you redeem your shares)                         $722            $987      $1,381    $2,263(5)
CLASS B (if you do NOT redeem your shares)                  $222            $687      $1,181    $2,263(5)
CLASS C (if you redeem your shares)                         $322            $687      $1,181       $2,541
CLASS C (if you do NOT redeem your shares)                  $222            $687      $1,181       $2,541
CLASS Z                                                     $138            $460        $834       $1,886

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF SMALL CAP VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF STRONG ADVISOR SMALL CAP VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG MULTI CAP VALUE FUND INTO THE CLASS Z SHARES OF THE WF SMALL CAP VALUE FUND.
(4)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(5)  REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES  AFTER SEVEN
     YEARS.

         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

L.       STRONG ADVISOR STRATEGIC INCOME FUND/[WF STRATEGIC INCOME FUND]


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the [WF STRATEGIC INCOME FUND'S] expenses as if the Reorganization had occurred in the period ended April 30, 2004 for the Strong Advisor Strategic Income Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended April 30, 2004.

                                                                                                         NET ANNUAL
                                                                                                        OPERATING
                                                                                        CONTRACTUAL   EXPENSES (AFTER
                                               12B-1                    TOTAL ANNUAL    FEE WAIVERS     CONTRACTUAL
                               MANAGEMENT   DISTRIBUTION    OTHER        OPERATING       AND/OR       WAIVERS AND/OR
FUND                             FEES(2)  AND SERVICE FEES EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
------------------------------ ---------- -------------- ------------- -------------- -------------- -----------------
Strong Advisor Strategic
Income
CLASS A                          0.50%       0.25%          0.79%         1.54%(3)       -              1.54%(3) (5)
CLASS B                          0.50%       1.00%          0.81%         2.31%(3)       -              2.31%(3) (5)
CLASS C                          0.50%       1.00%          0.86%         2.36%(3)       -              2.36%(3) (5)
PRO FORMA-WF Strategic
Income (1)
CLASS A                          0.55%       -              1.02%         1.57%          0.47%          1.10%(4)
CLASS B                          0.55%       0.75%          1.02%         2.32%          0.47%          1.85%(4)
CLASS C                          0.55%       0.75%          1.02%         2.32%          0.47%          1.85%(4)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR STRATEGIC INCOME FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE [WF STRATEGIC INCOME FUND].
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(3) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.13%, 2.29%, AND 2.34% FOR CLASSES A, B, AND C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.
(5) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.10%, 2.26%, AND 2.31% FOR CLASSES A, B, AND C, RESPECTIVELY. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                 1 YEAR        3 YEARS      5 YEARS     10 YEARS
----                                                 ------        -------      -------     --------
Strong Advisor Strategic Income-
CLASS A                                               $600            $915       $1,252    $2,202
CLASS B (if you redeem your shares)                   $734          $1,121       $1,435    $2,453(2)
CLASS B (if you do NOT redeem your shares)            $234            $721       $1,235    $2,453(2)
CLASS C (if you redeem your shares)                   $339            $736       $1,260    $2,696
CLASS C (if you do NOT redeem your shares)            $239            $736       $1,260    $2,696
PRO FORMA-WF Strategic Income (1)
CLASS A                                               $557            $833       $1,179    $2,155
CLASS B (if you redeem your shares)                   $688            $932       $1,353    $2,303(3)
CLASS B (if you do NOT redeem your shares)            $188            $632       $1,153    $2,303(3)
CLASS C (if you redeem your shares)                   $288            $632       $1,153    $2,581
CLASS C (if you do NOT redeem your shares)            $188            $632       $1,153    $2,581


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR STRATEGIC INCOME FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE [WF STRATEGIC INCOME FUND].
(2) REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(3) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS



M. STRONG ADVISOR TECHNOLOGY FUND/STRONG TECHNOLOGY 100 FUND/WF SPECIALIZED TECHNOLOGY FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Specialized Technology Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for (1) the Strong Advisor Technology Fund only, (2) the Strong Technology 100 Fund only, and (3) all Funds, taking into account the assets for each Fund and each of the affected share classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Funds ended March 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(4)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor Technology
CLASS A                               0.75%      0.25%           2.66%        3.66%(5)       1.16%           2.50%(5) (6)
CLASS B                               0.75%      1.00%           2.68%        4.43%(5)       1.93%           2.50%(5) (6)
CLASS C                               0.75%      1.00%           2.78%        4.53%(5)       2.03%           2.50%(5) (6)
Strong Technology 100
INVESTOR CLASS                        0.75%           -          1.51%        2.26%(5)       0.26%           2.00%(5)(6)
WF Specialized Technology
CLASS A                               1.05%           -          0.74%        1.79%          0.04%           1.75%(7)
PRO FORMA-WF Specialized
Technology (1)
CLASS A                               1.05%           -          0.73%        1.78%          0.03%           1.75%(8)
PRO FORMA- WF Specialized
Technology (2)
CLASS Z                               1.05%           -         0. 90%        1.95%          0.05%           1.90%(8)
PRO FORMA- WF Specialized
Technology (3)
CLASS A                               1.05%      -               0.73%        1.78%          0.03%           1.75%(8)
CLASS Z                               1.05%           -          0.90%        1.95%          0.05%           1.90%(8)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND AND THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(4) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(5) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:
                     Strong Advisor Technology
                     CLASS A                              2.10%
                     CLASS B                              2.07%
                     CLASS C                              2.07%
                     Strong Technology 100
                     INVESTOR CLASS                       1.98%
     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(6) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP TOTAL ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C OF THE ADVISOR TECHNOLOGY FUND AND AT NO MORE THAN 2.00% FOR THE TECHNOLOGY 100 FUND. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 2.07%, 2.04%, AND 2.03% FOR CLASSES A, B, AND C OF THE ADVISOR TECHNOLOGY FUND, AND 1.94% FOR THE TECHNOLOGY 100 FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(7)  FUNDS  MANAGEMENT  HAS  COMMITTED  THROUGH  JANUARY  31, 2006 TO WAIVE FEES
     AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF SPECIALIZED TECHNOLOGY FUND'S NET OPERATING EXPENSE RATIO SHOWN.
(8) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.


                                     EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                     1 YEAR             3 YEARS             5 YEARS           10 YEARS
----                                                     ------             -------             -------           --------
Strong Advisor Technology-
CLASS A                                                  $814              $1,529              $2,265             $4,191
CLASS B (if you redeem your shares)                      $753              $1,567              $2,292          $4,288(4)
CLASS B (if you do NOT redeem your shares)               $253              $1,167              $2,092          $4,288(4)
CLASS C (if you redeem your shares)                      $353              $1,187              $2,130             $4,525
CLASS C (if you do NOT redeem your shares)               $253              $1,187              $2,130             $4,525
Strong Technology 100
 INVESTOR CLASS                                          $200                $679              $1,184             $2,574
WF Specialized Technology -
CLASS A                                                  $743              $1,102              $1,485             $2,556
PRO FORMA-WF Specialized Technology (1)
CLASS A                                                  $743              $1,098              $1,479             $2,546
PRO FORMA- WF Specialized Technology (2)
CLASS Z                                                  $193                $602              $1,043             $2,268
PRO FORMA- WF Specialized Technology (3)
CLASS A                                                  $743              $1,098              $1,479             $2,546
CLASS Z                                                  $193                $602              $1,043             $2,268


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR TECHNOLOGY FUND INTO THE CLASS A SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND AND THE INVESTOR CLASS SHARES OF THE STRONG TECHNOLOGY 100 FUND INTO THE CLASS Z SHARES OF THE WF SPECIALIZED TECHNOLOGY FUND.
(4)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

N. STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND/ STRONG U.S. EMERGING GROWTH FUND/WF MONTGOMERY SMALL CAP FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Montgomery Small Cap Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for (1) the Strong Advisor U.S. Small/Mid Cap Growth Fund only, (2) the Strong U.S. Emerging Growth Fund only,
(3) both the Strong Advisor U.S. Small/Mid Cap Growth Fund and the Strong U.S. Emerging Growth Fund, (4) both the Advisor U.S. Small/Mid Cap Growth Fund and WF Small Cap Growth Fund, (5) both the Strong U.S. Emerging Growth Fund and WF
Small Cap Growth Fund, and (6) all Funds, taking into account the assets for each Fund and each of the affected share Classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Funds ended March 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                  TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGE-MEN DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                 FEES(7)    SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor U.S. Small/Mid
Cap Growth
CLASS A                               0.75%      0.25%           1.81%        2.81%(8)       0.31%           2.50%(8) (9)
CLASS B                               0.75%      1.00%           1.85%        3.60%(8)       1.10%           2.50%(8) (9)
CLASS C                               0.75%      1.00%           1.86%        3.61%(8)       1.11%           2.50%(8) (9)
Strong U.S. Emerging Growth
INVESTOR CLASS                        0.75%      -               0.92%        1.67%(8)       -               1.67%(8)(9)
WF Montgomery Small Cap
CLASS A                               0.90%      -               0.72%        1.62%          0.22%           1.40%(10)
CLASS B                               0.90%      0.75%           0.73%        2.38%          0.23%           2.15%(10)
CLASS C                               0.90%      0.75%           0.73%        2.38%          0.23%           2.15%(10)
PRO FORMA-WF Montgomery Small
Cap (1)
CLASS A                               0.90%      -               0.70%        1.60%          0.20%           1.40%(11)
CLASS B                               0.90%      0.75%           0.70%        2.35%          0.20%           2.15%(11)
CLASS C                               0.90%      0.75%           0.70%        2.35%          0.20%           2.15%(11)
PRO FORMA- WF Montgomery Small
Cap (2)
CLASS Z                               0.90%      -               0.85%        1.75%          0.18%           1.57%(11)
PRO FORMA- WF Montgomery Small
Cap (3)
CLASS A                               0.90%      -               0.67%        1.57%          0.17%           1.40%(11)
CLASS B                               0.90%      0.75%           0.67%        2.32%          0.17%           2.15%(11)
CLASS C                               0.90%      0.75%           0.67%        2.32%          0.17%           2.15%(11)
CLASS Z                               0.90%      -               0.84%        1.74%          0.17%           1.57%(11)
PRO FORMA- WF Montgomery Small
Cap (4)
CLASS A                               0.90%      -               0.66%        1.56%          0.16%           1.40%(11)
CLASS B                               0.90%      0.75%           0.66%        2.31%          0.16%           2.15%(11)
CLASS C                               0.90%      0.75%           0.66%        2.31%          0.16%           2.15%(11)
PRO FORMA- WF Montgomery Small
Cap (5)
Class Z                               0.90%      -               0.83%        1.73%          0.16%           1.57%(11)
PRO FORMA- WF Montgomery Small
Cap (6)
Class A                               0.90%      -               0.66%        1.56%          0.16%           1.40%(11)
Class B                               0.90%      0.75%           0.66%        2.31%          0.16%           2.15%(11)
Class C                               0.90%      0.75%           0.66%        2.31%          0.16%           2.15%(11)
CLASS Z                               0.90%      -               0.83%        1.73%          0.16%           1.57%(11)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND, AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND.
(7) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(8) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:
          Strong Advisor U.S. Small/Mid Cap Growth
          CLASS A                                             2.36%
          CLASS B                                             2.40%
          CLASS C                                             2.33%
          Strong U.S. Emerging Growth
          INVESTOR CLASS                                      1.61%
     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(9) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C OF THE ADVISOR U.S. SMALL/MID CAP GROWTH FUND. PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 2.33%, 2.36%, AND 2.30% FOR CLASSES A, B, AND C, RESPECTIVELY, OF THE ADVISOR U.S. MID CAP GROWTH FUND AND 1.58% FOR THE U.S. EMERGING GROWTH FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(10) FUNDS  MANAGEMENT  HAS  COMMITTED  THROUGH  JANUARY  31, 2006 TO WAIVE FEES
     AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF MONTGOMERY SMALL CAP FUND'S NET OPERATING EXPENSE RATIO SHOWN.
(11) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                                  ------          -------             -------            --------
Strong Advisor U.S. Small/Mid Cap Growth
CLASS A                                                  $814         $1,369              $1,950              $3,515
CLASS B (if you redeem your shares)                      $753         $1,401              $1,971              $3,616(7)
CLASS B (if you do NOT redeem your shares)               $253         $1,001              $1,771              $3,616(7)
CLASS C (if you redeem your shares)                      $353         $1,004              $1,776              $3,801
CLASS C (if you do NOT redeem your shares)               $253         $1,004              $1,776              $3,801
Strong U.S. Emerging Growth
INVESTOR CLASS                                           $168         $525                $906                $1,977
WF Montgomery Small Cap
Class A                                                  $709         $1,036              $1,386              $2,369
CLASS B (if you redeem your shares)                      $718         $1,021              $1,450              $2,421(8)
CLASS B (if you do NOT redeem your shares)               $218         $721                $1,250              $2,421(8)
CLASS C (if you redeem your shares)                      $318         $721                $1,250              $2,699
CLASS C (if you do NOT redeem your shares)               $218         $721                $1,250              $2,699
PRO FORMA-WF Montgomery Small Cap (1)
CLASS A                                                  $709         $1,013              $1,359              $2,333
CLASS B (if you redeem your shares)                      $718         $994                $1,418              $2,379(8)
CLASS B (if you do NOT redeem your shares)               $218         $694                $1,218              $2,379(8)
CLASS C (if you redeem your shares)                      $318         $694                $1,218              $2,655
CLASS C (if you do NOT redeem your shares)               $218         $694                $1,218              $2,655
PRO FORMA- WF Montgomery Small Cap (2)
CLASS Z                                                  $160         $515                $914                $2,032
PRO FORMA- WF Montgomery Small Cap (3)
CLASS A                                                  $709         $1,010              $1,350              $2,307
CLASS B (if you redeem your shares)                      $718         $991                $1,409              $2,353(8)
CLASS B (if you do NOT redeem your shares)               $218         $691                $1,209              $2,353(8)
CLASS C (if you redeem your shares)                      $318         $691                $1,209              $2,629
CLASS C (if you do NOT redeem your shares)               $218         $691                $1,209              $2,629
CLASS Z                                                  $160         $514                $911                $2,023
PRO FORMA- WF Montgomery Small Cap (4)
CLASS A                                                  $709         $1,009              $1,345              $2,294
CLASS B (if you redeem your shares)                      $718         $989                $1,404              $2,340(8)
CLASS B (if you do NOT redeem your shares)               $218         $689                $1,204              $2,340(8)
CLASS C (if you redeem your shares)                      $318         $689                $1,204              $2,616
CLASS C (if you do NOT redeem your shares)               $218         $689                $1,204              $2,616
PRO FORMA- WF Montgomery Small Cap (5)
CLASS Z                                                  $160         $512                $906                $2,009
PRO FORMA- WF Montgomery Small Cap (6)
CLASS A                                                  $709         $1,009              $1,345              $2,294
CLASS B (if you redeem your shares)                      $718         $989                $1,404              $2,340(8)
CLASS B (if you do NOT redeem your shares)               $218         $689                $1,204              $2,340(8)
CLASS C (if you redeem your shares)                      $318         $689                $1,204              $2,616
CLASS C (if you do NOT redeem your shares)               $218         $689                $1,204              $2,616
CLASS Z                                                  $160         $512                $906                $2,009


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND.
(4) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND
(5) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS Z SHARES OF THE WF MONTGOMERY SMALL CAP FUND AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND.
(6) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF THE STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND AND THE INVESTOR CLASS SHARES OF THE STRONG U.S. EMERGING GROWTH FUND INTO THE CLASS A, CLASS B, CLASS C, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF MONTGOMERY SMALL CAP FUND, AND THE WF SMALL CAP GROWTH FUND INTO THE WF MONTGOMERY SMALL CAP FUND.
(7)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
(8)  REFLECTS  CONVERSION  OF CLASS B SHARES TO CLASS A SHARES  AFTER SEVEN
     YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

O. STRONG ADVISOR U.S. VALUE FUND/STRONG STRATEGIC VALUE FUND/WF U.S. VALUE FUND

         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF U.S. Value Fund's expenses as if the Reorganization had occurred in the period ended June 30, 2004 for (1) the Strong Advisor U.S. Value Fund only, (2) the Strong Strategic Value Fund only, and (3) all Funds, taking into account the assets for each Fund and each of the affected share classes. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period ended June 30, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                                                                           EXPENSES (AFTER
                                                    12B-1                   TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                   MANAGEMENT DISTRIBUTION AND    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                  FEES      SERVICE FEES   EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
---------------------------------- ---------- --------------- ------------ -------------- --------------- ----------------
Strong Advisor U.S. Value
CLASS A                              0.55%      0.25%           0.62%        1.42%(5)       0.033%          1.387%(5) (6)
CLASS B                              0.55%      1.00%           0.63%        2.18%(5)       0.033%          2.147%(5) (6)
CLASS C                              0.55%      1.00%           0.68%        2.23%(5)       0.033%          2.197%(5) (6)
CLASS K                              0.55%      -               0.51%        1.06%(5)       0.103%          0.957%(5)(6)
CLASS Z                              0.55%      -               0.82%        1.37%(5)       0.033%          1.337%(5)(6)
Strong Strategic Value
INVESTOR CLASS                       0.75%(4)   0.25%           2.28%        3.28%(5)       1.313%          1.967%(5)(6)
PRO FORMA-WF U.S. Value (1)
CLASS A                              0.75%(4)   -               0.64%        1.39%          0.14%           1.25%(7)
CLASS B                              0.75%(4)   0.75%           0.64%        2.14%          0.14%           2.00%(7)
CLASS C                              0.75%(4)   0.75%           0.64%        2.14%          0.14%           2.00%(7)
INSTITUTIONAL CLASS                  0.75%(4)   -               0.51%        1.26%          0.30%           0.96%(7)
CLASS Z                              0.75%(4)   -               0.81%        1.56%          0.24%           1.32%(7)
PRO FORMA- WF U.S. Value (2)
CLASS Z                              0.75%(4)   -               3.16%        3.91%          2.59%           1.32%(7)
PRO FORMA- WF U.S. Value (3)
CLASS A                              0.75%(4)   -               0.64%        1.39%          0.14%           1.25%(7)
CLASS B                              0.75%(4)   0.75%           0.64%        2.14%          0.14%           2.00%(7)
CLASS C                              0.75%(4)   0.75%           0.64%        2.14%          0.14%           2.00%(7)
INSTITUTIONAL CLASS                  0.75%(4)   -               0.51%        1.26%          0.30%           0.96%(7)
CLASS Z                              0.75%(4)   -               0.81%        1.56%          0.24%           1.32%(7)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, AND CLASS Z SHARES OF STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF U.S. VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, AND CLASS Z SHARES OF STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND CLASS Z SHARES OF THE WF U.S. VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.
(4) THE FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION.
(5) THE FUND PARTICIPATED IN A PROGRAM UNDER WHICH IT RECEIVED A CREDIT FOR PART OF THE BROKERAGE COMMISSION PAID IN TRANSACTIONS WITH PARTICIPATING BROKERS. THIS CREDIT WAS APPLIED TO THE FUND'S OTHER EXPENSES THAT WERE NOT ATTRIBUTABLE TO SCM OR ITS AFFILIATES. AFTER GIVING EFFECT TO THESE CREDITS AND WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS (INCLUDING WAIVERS PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS), NET ANNUAL OPERATING EXPENSES WERE AS FOLLOWS:
                     Strong Advisor U.S. Value
                     CLASS A                              1.35%
                     CLASS B                              2.11%
                     CLASS C                              2.14%
                     CLASS K                              0.96%
                     CLASS Z                              1.32%
                     Strong Strategic Value
                     INVESTOR CLASS                       1.95%
     SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(6) SCM CONTRACTUALLY AGREED TO WAIVE MANAGEMENT FEES AND/OR ABSORB EXPENSES UNTIL MAY 1, 2006 TO KEEP NET ANNUAL OPERATING EXPENSES AT NO MORE THAN 2.50% FOR CLASSES A, B, AND C OF THE ADVISOR U.S. VALUE FUND, AT NO MORE THAN 0.99% FOR CLASS K OF THE ADVISOR U.S. VALUE FUND, AND AT NO MORE THAN 2.00% FOR THE STRATEGIC VALUE FUND. IN ADDITION, PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% UNTIL MAY 21, 2005.
(7) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN.

                                     EXAMPLE


         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
----                                                   ------          -------          -------         --------
Strong Advisor U.S. Value
CLASS A                                              $708             $995             $1,304           $2,176
CLASS B (if you redeem your shares)                  $718             $1,079           $1,366           $2,318(4)
CLASS B (if you do NOT redeem your shares)           $218             $679             $1,166           $2,318(4)
CLASS C (if you redeem your shares)                  $323             $694             $1,192           $2,562
CLASS C (if you do NOT redeem your shares)           $223             $694             $1,192           $2,562
CLASS K                                              $96              $327             $575             $1,285
CLASS Z                                              $136             $431             $747             $1,643
Strong Strategic Value
 INVESTOR CLASS                                      $200             $887             $1,599           $3,487
PRO FORMA-WF U.S. Value (1)
CLASS A                                              $695             $963             $1,266           $2,124
CLASS B (if you redeem your shares)                  $703             $942             $1,323           $2,169(5)
CLASS B (if you do NOT redeem your shares)           $203             $642             $1,123           $2,169(5)
CLASS C (if you redeem your shares)                  $303             $642             $1,123           $2,450
CLASS C (if you do NOT redeem your shares)           $203             $642             $1,123           $2,450
INSTITUTIONAL CLASS                                  $98              $339             $632             $1,468
CLASS Z                                              $134             $444             $803             $1,815
PRO FORMA- WF U.S. Value (2)
CLASS Z                                              $134             $696             $1,555           $3,786
PRO FORMA- WF U.S. Value (3)
CLASS A                                              $695             $963             $1,266           $2,124
CLASS B (if you redeem your shares)                  $703             $942             $1,323           $2,169(5)
CLASS B (if you do NOT redeem your shares)           $203             $642             $1,123           $2,169(5)
CLASS C (if you redeem your shares)                  $303             $642             $1,123           $2,450
CLASS C (if you do NOT redeem your shares)           $203             $642             $1,123           $2,450
INSTITUTIONAL CLASS                                  $98              $339             $632             $1,468
CLASS Z                                              $134             $444             $803             $1,815


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, AND CLASS Z SHARES OF STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND CLASS Z SHARES, RESPECTIVELY, OF THE WF U.S. VALUE FUND.
(2) ASSUMING THE REORGANIZATION OF THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.
(3) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, CLASS C, CLASS K, AND CLASS Z SHARES OF STRONG ADVISOR U.S. VALUE FUND INTO THE CLASS A, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND CLASS Z SHARES OF THE WF U.S. VALUE FUND AND THE INVESTOR CLASS SHARES OF THE STRONG STRATEGIC VALUE FUND INTO THE CLASS Z SHARES OF THE WF U.S. VALUE FUND.
(4)  REFLECTS  CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.
     (5) REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

P.       STRONG ADVISOR UTILITIES AND ENERGY FUND/WF EQUITY INCOME FUND


         The following comparative fee tables describe the Fund expenses you may pay indirectly if you hold shares of the Funds. The PRO FORMA line items show the WF Equity Income Fund's expenses as if the Reorganization had occurred in the period ended March 31, 2004 for the Strong Advisor Utilities and Energy Fund. The Total Annual Operating Expenses table and Example shown below are based on actual expenses incurred during the Funds' most recent six-month period for the Wells Fargo Fund and 12-month period for the Strong Fund ended March 31, 2004.

                                                                                                             NET ANNUAL
                                                                                                             OPERATING
                                                     12B-1                                                 EXPENSES (AFTER
                                                  DISTRIBUTION              TOTAL ANNUAL  CONTRACTUAL FEE    CONTRACTUAL
                                      MANAGEMENT  AND SERVICE    OTHER        OPERATING    WAIVERS AND/OR  WAIVERS AND/OR
FUND                                    FEES(2)       FEES     EXPENSES       EXPENSES      ABSORPTIONS     ABSORPTIONS)
------------------------------------- ---------- ------------ ------------ -------------- --------------- ----------------
Strong Advisor Utilities and Energy
CLASS A                                  0.75%      0.25%        0.95%        1.95%(3)       -               1.95%(3) (7)
CLASS B                                  0.75%      1.00%        0.72%        2.47%(3)       -               2.47%(3) (7)
CLASS C                                  0.75%      1.00%        0.81%        2.56%(3)       -               2.56%(3) (7)
WF Equity Income
CLASS A                                  0.69%      -            0.42%        1.11%          0.01%           1.10%(4)
CLASS B                                  0.69%      0.75%        0.42%        1.86%          0.01%           1.85%(4)
CLASS C                                  0.69%      0.75%        0.42%        1.86%          0.01%           1.85%(4)
PRO FORMA-WF Equity Income(1)
CLASS A                                  0.69%(6)   -            0.63%        1.32%          0.22%           1.10%(5)
CLASS B                                  0.69%(6)   0.75%        0.63%        2.07%          0.22%           1.85%(5)
CLASS C                                  0.69%(6)   0.75%        0.63%        2.07%          0.22%           1.85%(5)


(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR UTILITIES AND ENERGY FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF EQUITY INCOME FUND.
(2) EACH FUND HAS A BREAKPOINT SCHEDULE UNDER WHICH THE MANAGEMENT FEE WILL DECREASE ON FUND NET ASSETS ABOVE DESIGNATED LEVELS, AS SHOWN IN THE "COMPARISON OF INVESTMENT ADVISORS AND INVESTMENT ADVISORY FEES" SECTION. PRO FORMA TOTAL ANNUAL OPERATING EXPENSES HAVE BEEN RESTATED AS IF THE CURRENT MANAGEMENT FEE BREAKPOINTS ON THE WF EQUITY INCOME FUND HAD BEEN IN EFFECT DURING THE FUNDS' FISCAL PERIOD ENDED MARCH 31, 2004.
(3) WITH ALL FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WERE 1.94% FOR CLASS A SHARES, 2.35% FOR CLASS B SHARES, AND 2.43% FOR CLASS C SHARES OF THE FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.
(4) FUNDS MANAGEMENT HAS COMMITTED THROUGH JANUARY 31, 2006 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE WF EQUITY INCOME FUND'S NET OPERATING EXPENSE RATIO SHOWN.
(5) FUNDS MANAGEMENT HAS COMMITTED THROUGH AT LEAST APRIL 30, 2007 TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE FUND'S NET ANNUAL OPERATING EXPENSES SHOWN
(6)  THE FUND'S MANAGEMENT FEE TAKES INTO ACCOUNT ALL ASSETS IN THE MASTER FUND.
(7) PURSUANT TO THE DIRECTION OF THE BOARD AND CERTAIN REGULATORY SETTLEMENTS, SCM OR ITS AFFILIATES HAVE CONTRACTUALLY AGREED TO WAIVE FEES AND/OR ABSORB EXPENSES IN THE AMOUNT OF 0.033% FROM MAY 21, 2004 UNTIL MAY 21, 2005. WITH THIS WAIVER, AND WITH ANY CREDITS, AND/OR FEE WAIVERS AND/OR EXPENSE ABSORPTIONS, NET ANNUAL OPERATING EXPENSES WOULD HAVE BEEN 1.91% FOR CLASS A SHARES, 2.31% FOR CLASS B SHARES, AND 2.40% FOR CLASS C SHARES OF THE FUND. SCM OR ITS AFFILIATES CAN MODIFY OR TERMINATE VOLUNTARY WAIVERS AND/OR ABSORPTIONS AT ANY TIME.

                                     EXAMPLE

         This example is intended to help you compare the cost of investing in the Funds, before voluntary fee waivers and expense absorptions, if any, with the cost of investing in other mutual funds. The maximum initial sales charge, if any, is reflected in this example. The example assumes that you invest $10,000 in the Fund, reinvest all distributions for the time periods indicated, and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's Total Annual Operating Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

FUND                                                  1 YEAR          3 YEARS             5 YEARS            10 YEARS
----                                                  ------          -------             -------            --------
Strong Advisor Utilities and Energy-
CLASS A                                              $762          $1,153              $1,568              $2,722
CLASS B (if you redeem your shares)                  $750          $1,168              $1,514              $2,676(2)
CLASS B (if you do NOT redeem your shares)           $250          $768                $1,314              $2,676(2)
CLASS C (if you redeem your shares)                  $359          $797                $1,361              $2,897
CLASS C (if you do NOT redeem your shares)           $259          $797                $1,361              $2,897
WF Equity Income -
CLASS A                                              $681          $907                $1,151              $1,849
CLASS B (if you redeem your shares)                  $688          $884                $1,205              $1,892(3)
CLASS B (if you do NOT redeem your shares)           $188          $584                $1,005              $1,892(3)
CLASS C (if you redeem your shares)                  $288          $584                $1,005              $2,180
CLASS C (if you do NOT redeem your shares)           $188          $584                $1,005              $2,180
PRO FORMA-WF Equity Income(1)
CLASS A                                              $681          $927                $1,215              $2,033
CLASS B (if you redeem your shares)                  $688          $905                $1,271              $2,077(3)
CLASS B (if you do NOT redeem your shares)           $188          $605                $1,071              $2,077(3)
CLASS C (if you redeem your shares)                  $288          $605                $1,071              $2,360
CLASS C (if you do NOT redeem your shares)           $188          $605                $1,071              $2,360

(1) ASSUMING THE REORGANIZATION OF THE CLASS A, CLASS B, AND CLASS C SHARES OF STRONG ADVISOR UTILITIES AND ENERGY FUND INTO THE CLASS A, CLASS B, AND CLASS C SHARES, RESPECTIVELY, OF THE WF EQUITY INCOME FUND.

(2)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER EIGHT YEARS.

(3)  REFLECTS CONVERSION OF CLASS B SHARES TO CLASS A SHARES AFTER SEVEN YEARS.


         The example above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO COMMON STOCK FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR COMMON STOCK FUND                                    WELLS FARGO COMMON STOCK FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR COMMON STOCK FUND     o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO COMMON STOCK FUND        o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Common Stock Fund invests, under normal conditions, at least 80% of its net assets in common
COMMON STOCK FUND      stocks of small- and medium-capitalization companies that the Fund's managers believe are underpriced yet have attractive growth prospects.  The Fund's managers base their analysis on a company's "private market value" - the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive standing, and other factors the managers deem to be relevant to each industry. The managers may sell a stock when its price no longer compares favorably with the company's private market value.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO COMMON     The Common Stock Fund invests principally in common stocks of small- and medium-capitalization companies
STOCK FUND             that the Fund's manager believes are underpriced yet have attractive growth prospects.  The Fund's managers select companies based on their "private market value" - the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential.  The
                       Fund's managers determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive standing and other factors the Fund's manager deems relevant to each industry.  The managers may sell a stock when its price no longer compares favorably with the company's private market value.  Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in common stocks; and
                       o        up to 25% of total assets in foreign securities.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR COMMON STOCK FUND                                                        Ann M. Miletti
                                                                                       Richard T. Weiss
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO COMMON STOCK FUND                                                           Ann M. Miletti
                                                                                       Richard T. Weiss
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO ENDEAVOR LARGE CAP FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR ENDEAVOR LARGE CAP FUND                              WELLS FARGO ENDEAVOR LARGE CAP FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR ENDEAVOR LARGE CAP    o        seeks capital growth.
FUND
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO ENDEAVOR LARGE CAP FUND  o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Endeavor Large Cap Fund invests, under normal conditions, at least 80% of its net assets in
ENDEAVOR LARGE CAP     equity securities of large-capitalization companies that its manager believes offer the potential for
FUND                   capital growth.  Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the S&P 500 Composite Stock Price Index (S&P
                       500 Index) at the time of investment.  The Fund's manager seeks to identify companies that have the prospect of improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share), and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may utilize an active trading approach.  The manager may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO ENDEAVOR   The Endeavor Large Cap Fund invests principally in securities of large-capitalization companies that the
LARGE CAP FUND         Fund's manager believes offer the potential for capital growth.  The Fund defines large-capitalization companies as those with market capitalizations of $3 billion or more.  The Fund's manager seeks to identify companies that have the prospect for improving sales and earning growth rates, enjoy a competitive advantage, (for example, dominant market share) and have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth).  The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.  The Fund may utilize an active trading approach.  The manager may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.  Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in securities of large-capitalization companies; and
                       o        up to 25% of total assets in foreign securities through ADRs and similar investments.
                       The Fund's active trading investment strategy results in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR ENDEAVOR LARGE CAP FUND                                               Thomas J. Pence, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO ENDEAVOR LARGE CAP FUND                                                  Thomas J. Pence, CFA
------------------------------------------------------------ ---------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

WELLS FARGO EQUITY INCOME FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR UTILITIES AND ENERGY FUND                            WELLS FARGO EQUITY INCOME FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR UTILITIES AND         o        seeks total return by investing for both income and capital growth.
ENERGY FUND
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND       o        seeks long-term capital appreciation and above-average dividend income.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Utilities and Energy Fund invests, under normal conditions, at least 80% of its net assets in
UTILITIES AND ENERGY   equity securities of public utility companies and energy companies that pay current dividends and whose
FUND                   earnings are expected to improve.  These include companies of any size that provide products and services related to electric power, communications, gas, and water, as well as companies involved in the discovery, development, production, generation, transmission, refinement, measurement, trading, marketing, or distribution of energy.  The Fund considers a company to be in the utilities or energy sector if at least 50% of the company's revenues, expenses, or profits are derived from its utilities or energy activities.  The Fund may utilize an active trading approach. The managers may sell a holding if its prospects for growth and income decline or when the managers deem it to be an unattractive investment.

---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO EQUITY     The Equity Income Fund is a gateway fund that invests its assets in a master portfolio with a
INCOME FUND            substantially similar investment objective and investment strategies.  The Fund invests primarily in common stocks of large U.S. companies with strong return potential based on current market valuations.
                       The Fund emphasizes investment primarily in securities of companies with above-average dividend income.
                       The Fund's manager uses various valuation measures when selecting securities for the portfolio, including above-average dividend yields and below industry average price-to-earnings, price-to-book and price-to-sales ratios.  The Fund focuses its investment strategy on large-capitalization stocks.  Under normal circumstances, the Fund invests:

                       o        at least 80% of the Fund's assets in income-producing equity securities; and
                       o        at least 80% of the Fund's assets in large-capitalization securities, which the Fund defines as securities of companies with market capitalizations of $3 billion or more.

                       The Fund may invest in preferred stocks, convertible debt securities, and securities of foreign companies through ADRs and similar investments.  The Fund will normally limit its investment in a single issuer to
                       10% or less of its assets.  The Fund may invest in additional master portfolios, in other Wells Fargo
                       Funds, or directly in a portfolio of securities.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR UTILITIES AND ENERGY FUND                                               William A. Ferer
                                                                                        Mark D. Luftig
                                                                                      William H. Reaves
                                                                                      Ronald J. Sorenson
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO EQUITY INCOME FUND                                                        Gary J. Dunn, CFA
                                                                                    David L. Roberts, CFA
------------------------------------------------------------ ---------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO INTERNATIONAL CORE FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR INTERNATIONAL CORE FUND                              WELLS FARGO INTERNATIONAL CORE FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------------------------ ---------------------------------------------------------------------------
STRONG ADVISOR INTERNATIONAL CORE FUND                 o        seeks capital growth.
------------------------------------------------------ ---------------------------------------------------------------------------
WELLS FARGO INTERNATIONAL CORE FUND                    o        seeks long-term capital appreciation.
------------------------------------------------------ ---------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor International Core Fund invests, under normal conditions, in foreign equity securities of any
INTERNATIONAL CORE     size from any country, which may include equity securities from emerging markets, that appear to have
FUND                   strong growth potential and that may offer good relative value based on valuation measures such as earnings, cash flow, or asset value.  The managers seek to meet the Fund's objective by applying a multi-dimensional strategy to investing in international equities.  The strategy is comprised of three parts that continually interact: trend identification, stock selection, and risk management.  Trends are identified that affect global and regional economic and financial environments, setting a framework for stock selection.  Stocks are then analyzed and ranked based on five key factors: valuation, growth, management, risk, and sentiment.  Stocks chosen for inclusion in the Fund share similar characteristics such as an industry leadership position, innovative products and services, balance sheet strength, and management teams with demonstrated effectiveness in a competitive global environment.  Risk management through portfolio diversification provides the means to monitor and moderate volatility for the overall
                       Fund.  The managers may sell a holding when the rank based on the five key factors deteriorates below average, when management or risk rankings drop below average, when other stocks rank higher, or when implementing changes driven by risk management considerations.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The International Core Fund seeks capital appreciation by investing principally in equity securities of
INTERNATIONAL CORE     non-U.S. securities.  The Fund focuses on companies with strong growth potential and that offer good
FUND                   relative values.  These companies typically have distinct competitive advantages, high or improving returns on invested capital, and a potential for positive earnings surprises.  The Fund invests primarily in developed countries, but may invest in emerging markets.  Under normal circumstances, the Fund invests:
                       o        at least 80% of total assets non-U.S. securities.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR INTERNATIONAL CORE FUND                                                  Stacey Ho, CFA
                                                                                   Katherine Schapiro, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO INTERNATIONAL CORE FUND                                                       Mark Beale
                                                                                        Richard Lewis
------------------------------------------------------------ ---------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES



WELLS FARGO LARGE COMPANY CORE FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR LARGE COMPANY CORE FUND                     WELLS FARGO LARGE COMPANY CORE FUND
o        STRONG VALUE FUND
------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR LARGE COMPANY CORE    o        seeks total return by investing for both income and capital growth.
FUND
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG VALUE FUND                    o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY CORE FUND  o        seeks total return comprised of long-term capital appreciation and current income.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR LARGE   The Advisor Large Company Core Fund invests, under normal conditions, at least 80% of its net assets in
COMPANY CORE FUND      securities of large-capitalization companies which offer the potential for capital growth or which are believed to be undervalued relative to the market based on earnings potential, discounted cash flows, or asset value, which may include income-producing equity securities.  Large-capitalization companies are defined as those companies with a market capitalization substantially similar to that of companies in the
                       S&P 500 Composite Stock Price Index (S&P 500 Index) at the time of investment.  To select investments, the manager attempts to identify companies that are undervalued or have growth potential (e.g., expected sales or earnings growth) that is not currently reflected in the companies' stock price by utilizing both internal and independent research regarding the expected growth, margin structure, and capital intensity of the business.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may utilize an active trading approach.  The manager may choose to sell a holding when it no longer offers attractive growth prospects or appears to be overvalued relative to the market, or to take advantage of a better investment opportunity.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG VALUE FUND      The Value Fund's manager, under normal conditions, follows a four-step investment discipline.  First, the manager identifies trends or events that may serve as catalysts to increase the value of a company or group of companies.  The catalyst could be a management change, a corporate restructuring, a cyclical upturn in an industry, or a new industry trend.  Second, the manager then looks for large- and medium-capitalization companies with strong balance sheets, experienced management and competitive positions.  Third, the manager looks for companies that are inexpensive relative to one or more valuation measures such as earnings, cash flow or asset value.  The fourth step is to take a disciplined approach to selling stocks.  If a stock's price declines 15% from its average price and the outlook for the company has deteriorated, the manager will sell the position.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.

---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO LARGE      The Large Company Core Fund invests principally in large-capitalization companies which are defined as
COMPANY CORE FUND      those with a market capitalization of $3 billion or more.  The Fund selects companies that it believes are financially strong and meet specific valuation criteria.  The Fund evaluates a company's financial position as measured by balance sheet data, and a company's stock market valuation in comparison to investment value, as measured by historic and current earnings, dividends, return on policy and book value.  Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in securities of large-capitalization companies; and
                       o        up to 25% of total assets in foreign securities through ADRs and similar investments.

------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR LARGE COMPANY CORE FUND                                                Eric Crigler, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG VALUE FUND                                                                    Laura J. Sloate, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO LARGE COMPANY CORE FUND                                                   David A. Katz, CFA
------------------------------------------------------------ ---------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES




WELLS FARGO LARGE COMPANY GROWTH FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR FOCUS FUND                                  WELLS FARGO LARGE COMPANY GROWTH FUND
o        STRONG BLUE CHIP FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
-------------------------------------- -------------------------------------------------------------------------------------------
STRONG ADVISOR FOCUS FUND              o        seeks capital growth.
-------------------------------------- -------------------------------------------------------------------------------------------
STRONG BLUE CHIP FUND                  o        seeks total return by investing for capital growth and income.
-------------------------------------- -------------------------------------------------------------------------------------------
WELLS FARGO LARGE COMPANY GROWTH FUND  o        seeks long-term capital appreciation by investing primarily in large, domestic companies believed by the Fund's managers to have superior growth potential.
-------------------------------------- -------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR FOCUS   The Advisor Focus Fund invests, under normal conditions, in equity securities of 30 to 40 companies that
FUND                   its manager believes have favorable prospects for accelerating growth of earnings but are selling at reasonable valuations based on earnings, cash flow, or asset value. The portfolio can include equity securities of small-, medium-, or large-capitalization companies. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach. The manager may sell a holding when the company's growth prospects become less attractive.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG BLUE CHIP FUND  The Blue Chip Fund invests, under normal conditions, at least 80% of its net assets in blue chip companies.  The Fund considers blue chip companies to be companies whose stock is included in the Russell
                       Top 200(R) Growth Index or companies with a similar capitalization at the time of the Fund's investment.
                       The Fund focuses on companies its manager believes offers the potential for capital growth.  The Fund may utilize an active trading approach.  The manager may sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO LARGE      The Large Company Growth Fund is a gateway fund that invests substantially all of its assets in a master
COMPANY GROWTH FUND    portfolio with a substantially similar investment objective and investment strategies.

                       In selecting securities for the Fund, the Fund's managers seek issuers whose stocks the managers believe are attractively valued, with fundamental characteristics above the market average and that support earnings growth capability.  The Fund may invest in the securities of companies whose growth potential the Fund's manager believes is generally unrecognized or misperceived by the market.  We focus our investment strategy on large-capitalization stocks.  Under normal circumstances, the Fund invests:

                       o        at least 80% of the Fund's assets in large-capitalization securities, which we define as securities of companies with market capitalizations of $3 billion or more; and
                       o        up to 20% of total assets in securities of foreign companies through ADRs and similar investments.

                       The Fund will not invest more than 10% of the Fund's assets in the securities of a single issuer.  The
                       Fund may invest in additional master portfolios, in other Wells Fargo Funds, or directly in a portfolio of securities.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR FOCUS FUND                                                            Thomas C. Ognar, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG BLUE CHIP FUND                                                               Karen E. McGrath, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO LARGE COMPANY GROWTH FUND                                                 John S. Dale, CFA
                                                                                    Gary E. Nussbaum, CFA
------------------------------------------------------------ ---------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES



WELLS FARGO MONTGOMERY MID CAP GROWTH FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR MID CAP GROWTH FUND                                  WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR MID CAP GROWTH FUND   o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO MONTGOMERY MID CAP       o        seeks long-term capital appreciation.
GROWTH FUND
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR MID     The Advisor Mid Cap Growth Fund invests, under normal conditions, at least 80% of its net assets in
CAP GROWTH FUND        equity securities of medium-capitalization companies that the Fund's manager believes have favorable prospects for above average and sustainable growth of earnings and revenue.  The Fund defines
                       "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell Midcap(R) Index at the time of investment.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may utilize an active trading approach. The manager may sell a holding when there is, among other things, a fundamental change in the outlook for the company (for example, a change in management or reduction in earnings) or to take advantage of a better investment opportunity.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Montgomery Mid Cap Growth Fund's managers actively manage a diversified portfolio of common stocks of
MONTGOMERY MID CAP     U.S. companies that the managers believe have above-average growth potential.  The Fund focuses its
GROWTH FUND            investment strategy on identifying and investing in medium-sized companies that are relatively established but that we believe continue to provide consistent growth potential.  Generally, such companies will have a total stock market value (market capitalization) within the range of the Russell
                       Midcap(R) Index, which was $513 million to $13.84 billion as of June 30, 2004 and is expected to change frequently. Under normal circumstances, the Fund invests:

                       o        at least 80% of the Fund's assets in mid-capitalization securities.
-------------------------------------------------------------- -------------------------------------------------------------------
                                                                                       PORTFOLIO MANAGERS
-------------------------------------------------------------- -------------------------------------------------------------------
STRONG ADVISOR MID CAP GROWTH FUND                                                   Brandon M. Nelson, CFA
-------------------------------------------------------------- -------------------------------------------------------------------
WELLS FARGO MONTGOMERY MID CAP GROWTH FUND                                         Jerome "Cam" Philpott, CFA
                                                                                         Stuart Roberts
-------------------------------------------------------------- -------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO MONTGOMERY SMALL CAP FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG U.S. EMERGING GROWTH FUND                           WELLS FARGO MONTGOMERY SMALL CAP FUND
o        STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
-------------------------------------------------------------- -------------------------------------------------------------------
STRONG U.S. EMERGING GROWTH FUND                               o        seeks capital growth.
-------------------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------------
STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND                  o        seeks capital growth.
-------------------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------------------- -------------------------------------------------------------------
WELLS FARGO MONTGOMERY SMALL CAP FUND                          o        seeks long-term capital appreciation.
-------------------------------------------------------------- -------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG U.S. EMERGING   The U.S. Emerging Growth Fund invests, under normal conditions, at least 80% of its net assets in equity
GROWTH FUND            securities of U.S. issuers that appear to have relatively strong long-term growth potential in revenues and profitability. The Fund generally invests in the equity securities of small- and medium-capitalization companies, although the Fund can invest in stocks of any size. To identify these companies, the managers look for several characteristics, including strong revenue growth, high return on invested capital, overall financial strength, competitive advantages, reasonable current stock price, effective management, and competence in research, development, and marketing. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors. The managers may choose to sell a holding if its value becomes unattractive (e.g., when its fundamental qualities deteriorate or when other investment opportunities exist that have more attractive returns).  The Fund may also utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR U.S.    The Advisor U.S. Small/Mid Cap Growth Fund invests, under normal conditions, at least 80% of its net
SMALL/MID CAP GROWTH   assets in securities of small- and medium-capitalization U.S. companies that the Fund's manager believes
FUND                   have favorable prospects for growth of earnings and capital appreciation.  The Fund defines
                       "small-capitalization companies" and "medium-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell 2500 TM Index and Russell
                       Midcap(R) Index, respectively, at the time of investment.  To identify these companies, the manager looks for several characteristics, including strong revenue growth, high return on invested capital, overall financial strength, competitive advantages, reasonable current stock price, experienced management, and competence in research, development, and marketing. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may utilize an active trading approach. If there is a change in the company's growth prospects or a deterioration in the company's fundamental qualities, the manager may sell that company's stock.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Montgomery Small Cap Fund's managers actively manage a diversified portfolio of common stocks of U.S.
MONTGOMERY SMALL CAP   companies that the managers believe have above-average growth potential.  The Fund principally invests in
FUND                   small-sized companies that have a market capitalization of less than $2 billion at the time of purchase.
                       The Fund focuses its investment strategy on identifying and investing in rapidly growing small-sized companies that are in an early or transitional stage of their development, before their potential is discovered by the market.  Under normal circumstances, the Fund invests:

                       o        at least 80% of the Fund's assets in small cap securities.
-------------------------------------------------------------- -------------------------------------------------------------------
                                                                                       PORTFOLIO MANAGERS
-------------------------------------------------------------- -------------------------------------------------------------------
STRONG U.S. EMERGING GROWTH FUND                                                     Donald M. Longlet, CFA
                                                                                      Thomas L. Press, CFA
                                                                                      Robert E. Scott, CFA
-------------------------------------------------------------- -------------------------------------------------------------------
STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND                                        Donald M. Longlet, CFA
                                                                                      Thomas L. Press, CFA
                                                                                      Robert E. Scott, CFA
-------------------------------------------------------------- -------------------------------------------------------------------
WELLS FARGO MONTGOMERY SMALL CAP FUND                                              Jerome "Cam" Philpott, CFA
                                                                                         Stuart Roberts
-------------------------------------------------------------- -------------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES




WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR BOND FUND                                   WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND
o        STRONG CORPORATE INCOME FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
----------------------------------------- ----------------------------------------------------------------------------------------
STRONG ADVISOR BOND FUND                  o        seeks total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
----------------------------------------- ----------------------------------------------------------------------------------------
STRONG CORPORATE INCOME FUND              o        seeks total return by investing for a high level of current income.
----------------------------------------- ----------------------------------------------------------------------------------------
WELLS FARGO MONTGOMERY TOTAL RETURN       o        seeks total return consisting of income and capital appreciation.
BOND FUND
----------------------------------------- ----------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR BOND    The Advisor Bond Fund invests, under normal conditions, at least 80% of its net assets in higher- and
FUND                   medium-quality corporate, mortgage- and asset-backed, U.S. Government (and its agencies and instrumentalities), and foreign government bonds.  The Fund's duration will normally vary between three and six years.  The Fund may also invest up to 20% of its net assets in lower-quality, high-yield bonds
                       (commonly referred to as junk bonds).  These high-yield bonds may be either U.S. or foreign securities.
                       The Fund may invest a significant amount in mortgage-backed and asset-backed securities.  In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG CORPORATE       The Corporate Income Fund invests, under normal conditions, 100% of its net assets in investment-grade
INCOME FUND            securities and other investment-grade obligations (including mortgage- and asset-backed securities, and
                       U.S. Government and its agencies' securities) of which at least 80% will be in corporate securities.
                       Investment-grade securities are securities rated in the higher-quality categories to those rated in the medium-quality category (e.g., securities rated AAA to BBB by Standard & Poor's Ratings Group (S&P)).
                       The Fund's average effective maturity will normally be between 2 and 12 years.  The Fund may also invest up to 30% of its net assets in foreign securities.  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Montgomery Total Return Bond Fund invests in a broad range of investment-grade debt securities,
MONTGOMERY TOTAL       including U.S. Government obligations, corporate bonds, mortgage- and other asset-backed securities and
RETURN BOND FUND       money market instruments.  The Fund invests in debt securities that the Fund's managers believe offer attractive yields and are undervalued relative to issues of similar credit quality and interest rate sensitivity.  From time to time, the Fund may also invest in unrated bonds that the Fund's managers believe are comparable to investment-grade debt securities.  Under normal circumstances, the Fund expects to maintain an overall effective duration range between 4 and 5 1/2 years.  Under normal circumstances, the
                       Fund invests:

                       o        at least 80% of the Fund's assets in bonds;
                       o        at least 80% of its assets in investment-grade debt securities;
                       o        up to 25% of total assets in asset-backed securities, other than mortgage-backed securities;
                       o        up to 20% of total assets in dollar-denominated obligations of foreign issuers; and
                       o        up to 10% of total assets in stripped mortgage-backed securities.
                       As part of the Fund's mortgage-backed securities investment strategy, the Fund may use dollar rolls.  The
                       Fund may also enter into reverse repurchase agreements to enhance return.
                       The Fund's active trading investment strategy results in a higher-than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
------------------------------------------------------------------- --------------------------------------------------------------
                                                                                         PORTFOLIO MANAGERS
------------------------------------------------------------------- --------------------------------------------------------------
STRONG ADVISOR BOND FUND                                                                   W. Frank Coster
                                                                                        Thomas M. Price, CFA
------------------------------------------------------------------- --------------------------------------------------------------
STRONG CORPORATE INCOME FUND                                                               Jay N. Mueller
                                                                                        Thomas M. Price, CFA
------------------------------------------------------------------- --------------------------------------------------------------
WELLS FARGO MONTGOMERY TOTAL RETURN BOND FUND                                              Marie Chandoha
                                                                                        Thomas O'Connor, CFA
                                                                                           William Stevens
------------------------------------------------------------------- --------------------------------------------------------------

         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO MUNICIPAL BOND FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG MUNICIPAL BOND FUND                                 WELLS FARGO MUNICIPAL BOND FUND
o        STRONG ADVISOR MUNICIPAL BOND FUND
------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND           o        seeks total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR MUNICIPAL BOND FUND   o        seeks total return by investing for a high level of federal tax-exempt current income.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO MUNICIPAL BOND FUND      o        seeks current income exempt from federal income tax.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG MUNICIPAL       The Municipal Bond Fund invests, under normal conditions, at least 80% of its net assets in municipal
BOND FUND              bonds, including long-term, higher- and medium-quality municipal bonds. To enhance its return potential, the Fund may invest up to 25% of its net assets in securities that are of lower-quality (e.g., high-yield or junk bonds).  The Fund may also invest up to 20% of its assets in taxable securities of comparable quality to its investments in municipal obligations, including U.S. Government securities, bank and corporate obligations, and short-term fixed-income securities.  The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving.  The Fund typically maintains an average effective maturity between 5 and
                       20 years.  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Municipal Bond Fund invests, under normal conditions, at least 80% of its net assets in
MUNICIPAL BOND FUND    municipal bonds.  At least 75% of the Fund's net assets will be invested in higher-quality municipal securities (e.g., securities rated AAA through A by S&P) as determined at the time of purchase.  Under normal conditions, the Fund expects to invest primarily in municipal bonds whose interest is exempt from the federal alternative minimum tax (AMT).  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).  The Fund typically maintains an average effective maturity of between 5 and 20 years.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Municipal Bond Fund invests principally in municipal securities.  The Fund expects its average
MUNICIPAL BOND FUND    effective maturity to be between 5 and 20 years.  The Fund's manager conducts intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving.  The Fund invests in municipal securities that pay interest exempt from federal income tax.  Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal AMT;
                       o        up to 20% of the Fund's assets in securities that pay interest subject to federal income tax, excluding the federal AMT, such as U.S. Government obligations, bank and corporate obligations, and short-term debt securities; and
                       o        up to 25% of total assets in below investment-grade debt securities.
                       The Fund may invest any amount of its assets in securities, including municipal securities, that may produce income subject to the federal AMT.

------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG MUNICIPAL BOND FUND                                                         Lyle Fitterer, CFA, CPA
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR MUNICIPAL BOND FUND                                                 Duane A. McAllister, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO MUNICIPAL BOND FUND                                                    Lyle Fitterer, CFA, CPA
                                                                                   Duane A. McAllister, CFA
------------------------------------------------------------ ---------------------------------------------------------------------


        EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO ENDEAVOR SELECT FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR SELECT FUND                                          WELLS FARGO ENDEAVOR SELECT FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR SELECT FUND           o        seeks capital growth.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO ENDEAVOR SELECT FUND     o        seeks long-term capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Select Fund invests, under normal conditions, in the equity securities of 30 to 40 small-,
SELECT FUND            medium-, and large-capitalization companies that its managers believe have above-average earnings growth prospects.  The Fund's managers select equity securities that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings, and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry). Although the
                       Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The
                       Fund may invest up to 25% of its net assets in foreign securities and may utilize an active trading approach. The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO ENDEAVOR   The Endeavor Select Fund invests primarily in the equity securities of 30 to 40 companies that the Fund's
SELECT FUND            manager believes have above-average earnings growth prospects.  The Fund selects equity securities of companies of any size that have attractive growth prospects (for example, companies that have the potential for accelerated earnings growth because of management changes, new products, or changes in the economy), accelerating sales and earnings and positive fundamentals (for example, companies showing a growth trend or that are well positioned in a growth industry).  The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.  The Fund may utilize an active trading approach.  The managers may sell a holding when the company's growth prospects become less attractive or to take advantage of a better investment opportunity.  Under normal circumstances, the Fund invests:
                       o        at least 80% of total assets in equity securities; and
                       o        up to 25% of total assets in foreign securities through ADRs and similar investments.
                       The Fund's active trading investment strategy results in a higher-than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR SELECT FUND                                                           Thomas J. Pence, CFA
                                                                                      Erik J. Voss, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO ENDEAVOR SELECT FUND                                                     Thomas J. Pence, CFA
                                                                                      Erik J. Voss, CFA
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO ULTRA-SHORT DURATION BOND FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR SHORT DURATION BOND FUND                             WELLS FARGO ULTRA-SHORT DURATION BOND FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR SHORT DURATION BOND   o        seeks total return by investing for a high level of income with a low degree of
FUND                                          share-price fluctuation.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO ULTRA-SHORT DURATION     o        seeks current income consistent with capital preservation.
BOND FUND
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR SHORT   The Advisor Short Duration Bond Fund invests, under normal conditions, at least 80% of its net assets in
DURATION BOND FUND     bonds and up to 35% of its net assets may be invested in lower-quality, high-yield bonds (commonly referred to as junk bonds).  Under normal conditions, the Fund maintains a duration of one year or less.
                       The Fund may invest a significant amount in mortgage- and asset-backed securities.  In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Short Duration Bond Fund seeks current income consistent with a low degree of share-price fluctuation
ULTRA-SHORT DURATION   by investing in a diversified portfolio consisting of debt securities of domestic and foreign issuers.
BOND FUND              The Fund may invest a significant amount in mortgage- and other asset-backed securities.  Under normal circumstances, the Fund expects the average duration of the Fund's portfolio to be one year or less.
                       Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in debt securities;
                       o        up to 35% of total assets in below investment-grade debt securities;
                       o        up to 25% of total assets in dollar-denominated debt securities of foreign issuers; and
                       o        up to 10% of total assets in stripped mortgage-backed securities.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR SHORT DURATION BOND FUND                                              Jay N. Mueller, CFA
                                                                                     Thomas M. Price, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO ULTRA-SHORT DURATION BOND FUND                                           Thomas M. Price, CFA
                                                                                     Jay N. Mueller, CFA
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO SMALL CAP VALUE FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR SMALL CAP VALUE FUND                        WELLS FARGO SMALL CAP VALUE FUND
o        STRONG MULTI CAP VALUE FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
--------------------------------------------------- ------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE FUND                 o        seeks capital appreciation.
--------------------------------------------------- ------------------------------------------------------------------------------
STRONG MULTI CAP VALUE FUND                         o        seeks long-term capital growth.
--------------------------------------------------- ------------------------------------------------------------------------------
WELLS FARGO SMALL CAP VALUE FUND                    o        seeks long-term capital appreciation.
--------------------------------------------------- ------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR SMALL   The Advisor Small Cap Value Fund invests, under normal conditions, at least 80% of its net assets in
CAP VALUE FUND         equity securities of small-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The Fund defines
                       "small-capitalization companies" as companies with a market capitalization substantially similar to that of companies in the Russell 2500TM Index at the time of investment.  The manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, or a change in the political, economic or social environment.  The Fund writes put and call options.  This means that the
                       Fund sells an option to another party so that it may either sell a stock to (put) or buy a stock from
                       (call) the Fund at a predetermined price in the future. When the Fund writes put or call options, it will receive fees or premiums but is exposed to losses due to changes in the value of the stock that the put or call is written against.  Writing options can serve as a limited or partial hedge against adverse market movements.  This is because declines in the value of the hedged stock will be offset by the premium received for writing the option.  Whether or not this hedging strategy is successful depends on a variety of factors, particularly the ability of the Fund's manager to predict movements of the price of the hedged stock.  The manager's decision to engage in this hedging strategy will reflect the manager's judgment that writing an option on a stock will provide value to the Fund and its shareholders.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.
                       The Fund may also invest up to 30% of its net assets in foreign securities. The manager may sell a holding when the manager believes fundamental changes will hurt the company over the long term or when its price becomes excessive.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG MULTI CAP       The Multi Cap Value Fund invests, under normal conditions, at least 80% of its net assets in equity
VALUE FUND             securities of small-, medium-, and large-capitalization companies that the Fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value.  The Fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).
                       The Fund may also invest up to 30% of its net assets in foreign securities.  The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO SMALL      The Small Cap Value Fund invests principally in small-capitalization companies that the Fund's manager
CAP VALUE FUND         believes are undervalued relative to the market based on earnings, cash flow, or asset value.  The Fund defines small-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell 2500(R) Index, at the time of purchase.  The range of the Russell 2500(R) Index was $37 million to $4.8 billion as of June 30, 2004, and is expected to change frequently.

                       The Fund's managers specifically look for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, or a change in the political, economic or social environment.  As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the manager's ability to predict movements of the price of the hedged stock.  The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.

                       Under normal circumstances, the Fund invests:
                       o        at least 80% of the Fund's assets in securities of small-capitalization companies; and
                       o        up to 30% of total assets in foreign securities.
                       As part of the manager's investment strategy, the Fund may enter into options and futures contracts for hedging purposes.
                       At the discretion of the Board of Trustees, the Fund may become a gateway fund in a Master/GatewaySM structure.  Although shareholder approval is not required to make this change, we will notify you if the
                       Board elects this structure.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE FUND                                                   I. Charles Rinaldi
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG MULTI CAP VALUE FUND                                                           I. Charles Rinaldi
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO SMALL CAP VALUE FUND                                                      I. Charles Rinaldi
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO SPECIALIZED TECHNOLOGY FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR TECHNOLOGY FUND                             WELLS FARGO SPECIALIZED TECHNOLOGY FUND
o        STRONG TECHONOLGY 100 FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------------- --------------------------------------------------------------------------------------
STRONG ADVISOR TECHNOLOGY FUND              o        seeks capital growth.
------------------------------------------- --------------------------------------------------------------------------------------
STRONG TECHNOLOGY 100 FUND                  o        seeks capital growth.
------------------------------------------- --------------------------------------------------------------------------------------
WELLS FARGO SPECIALIZED TECHNOLOGY FUND     o        seeks long-term capital appreciation by investing in domestic and foreign securities of technology companies.
------------------------------------------- --------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Technology Fund invests, under normal conditions, at least 80% of its net assets in equity
TECHNOLOGY FUND        securities of companies of any size that derive at least 50% of their revenues, expenses, or profits from producing, developing, selling, using, or distributing technology products or services.  The Fund's portfolio will likely include stocks from the following areas: computer software and hardware, semiconductor, media, biotechnology, healthcare, communications, electronics, defense, and aerospace.  To select stocks for the Fund, the managers generally look for several characteristics, including strong revenue growth, overall financial strength, competitive advantages (for example, dominant market share), and indicia of effective management (for example, high return on invested capital). The Fund may utilize an active trading approach.  The managers may sell a holding when its fundamental qualities deteriorate.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG TECHNOLOGY      The Technology 100 Fund invests, under normal conditions, at least 80% of its net assets in 75 to 125
100 FUND               stocks of companies of any size that derive at least 50% of their revenues, expenses, or profits from producing, developing, selling, using, or distributing technology products or services.  The Fund's portfolio will likely include stocks from the following areas: computer software and hardware, semiconductor, media, biotechnology, healthcare, communications, electronics, defense, and aerospace.
                       The manager may use a risk management tool to attempt to limit the difference between the Fund's return and the return of a style-specific benchmark.  The Fund may utilize an active trading approach.  The manager may sell a company's stock if there is a change in the company's growth prospects or deterioration in the company's fundamental qualities.

---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Specialized Technology Fund invests principally in equity securities of technology companies
SPECIALIZED            worldwide.  The Fund defines technology companies as those with revenues primarily generated by
TECHNOLOGY FUND        technology products and services, such as computer, software, communications equipment and services, semi-conductor, healthcare, biotechnology and defense and aerospace.  The Fund concentrates its investments in the technology sector, and because the Fund retains the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

                       The Fund's managers evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that the Fund expects will have higher than average rates of growth and strong potential for capital appreciation.  The Fund's managers develop forecasts of economic growth, inflation, and interest rates that the managers use to identify regions and individual countries that are likely to offer the best investment opportunities.  Under normal circumstances, the Fund invests:

                       o        at least 80% of the Fund's assets in securities of technology companies;
                       o        up to 50% of total assets in foreign securities;
                       o        up to 25% of total assets in any one foreign country, although investments in Japan may exceed this limitation;
                       o        primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of its assets in equity securities of issuers with market capitalizations below $100 million; and
                       o        principally in equity securities including common stocks, preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.

                       The Fund may hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
                       The Fund's active trading investment strategy results in a higher-than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
---------------------- -----------------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR TECHNOLOGY FUND                                                         James B. Burkart
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG TECHNOLOGY 100 FUND                                                            Rimas M. Milaitis
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO SPECIALIZED TECHNOLOGY FUND                                               Huachen Chen, CFA
                                                                                  Walter C. Price, Jr., CFA
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO STRATEGIC INCOME FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
STRONG ADVISOR STRATEGIC INCOME FUND                                WELLS FARGO STRATEGIC INCOME FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------ ---------------------------------------------------------------------------------------------
STRONG ADVISOR STRATEGIC INCOME      o        seeks total return by investing for a high level of current income and capital
FUND                                         growth.
------------------------------------ ---------------------------------------------------------------------------------------------
WELLS FARGO STRATEGIC INCOME FUND    o        seeks current income while maintaining prospects for capital appreciation.
------------------------------------ ---------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR         The Advisor Strategic Income Fund invests, under normal conditions, at least 65% of its assets in medium-
STRATEGIC INCOME FUND  and lower-quality corporate bonds (e.g., bonds rated BBB through C by S&P).  The Fund will typically maintain a dollar-weighted average effective maturity between three and ten years.  The Fund may invest up to 20% of its net assets in common stocks and up to 20% of its net assets in debt obligations that are in default.  The Fund may also invest in convertible securities and mortgage-backed and asset-backed securities.  In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity), and may utilize an active trading approach.
---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO            The Strategic Income Fund seeks current income by investing primarily in a portfolio of debt securities
STRATEGIC INCOME FUND  that are rated BBB through C by S&P, or that are unrated but deemed by us to be of comparable quality.
                       The Fund invests in a diversified portfolio of corporate obligations, convertible securities, and mortgage- and other asset-backed securities.  Under normal circumstances, the Fund expects its portfolio to maintain an average effective maturity between three and ten years.  Under normal circumstances, the
                       Fund invests:
                       o        at least 80% of the Fund's assets in income-producing securities;
                       o        up to 30% of total assets in obligations of foreign issuers;
                       o        up to 20% of total assets in debt securities that are in default at the time of purchase;
                       o        up to 20% of total assets in common stocks and convertible securities; and
                       o        up to 10% of total assets in stripped mortgage-backed securities.

                       The Fund may invest all of its assets in below investment-grade debt securities.
                       The Fund's active trading investment strategy results in a higher-than average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.
---------------------- -----------------------------------------------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR STRATEGIC INCOME FUND                                                 Thomas M. Price, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO STRATEGIC INCOME FUND                                                    Thomas M. Price, CFA
------------------------------------------------------------ ---------------------------------------------------------------------


         EXHIBIT B -- COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES


WELLS FARGO U.S. VALUE FUND
Comparison of:                                                      WHICH WILL REORGANIZE INTO
o        STRONG ADVISOR U.S. VALUE FUND                             WELLS FARGO U.S. VALUE FUND
o        STRONG STRATEGIC VALUE FUND

------------------------------------------------------------------- --------------------------------------------------------------
OBJECTIVES:
------------------------------------------- --------------------------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND              o        seeks total return by investing for both income and capital growth.
------------------------------------------- --------------------------------------------------------------------------------------
STRONG STRATEGIC VALUE FUND                 o        seeks capital growth.
------------------------------------------- --------------------------------------------------------------------------------------
WELLS FARGO U.S. VALUE FUND                 o        seeks total return with an emphasis on long-term capital appreciation.
------------------------------------------- --------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG ADVISOR U.S.    The Advisor U.S. Value Fund invests, under normal conditions, at least 80% of its net assets in equity
VALUE FUND             securities of U.S. companies that the Fund's manager believes are undervalued relative to the market based on discounted cash flows, earnings, and asset value.  The Fund may invest in equity securities of any size.  The manager's philosophy is that improving returns on invested capital drives improving valuations.  The manager selects securities by screening for undervalued securities and utilizing fundamental analysis such as management interviews and financial statement analysis to select those securities with improving returns on capital.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The manager may use a risk management tool to attempt to limit the difference between the Fund's return and the return of a style-specific benchmark.
                       In addition, the Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity).  The manager may sell a holding when changes in price or growth potential no longer make it an attractive investment.
---------------------- -----------------------------------------------------------------------------------------------------------
STRONG STRATEGIC       The Strategic Value Fund invests, under normal conditions, primarily in equity securities of companies
VALUE FUND             that the Fund's manager believes are undervalued relative to the market based on earnings potential, discounted cash flows, or asset value.  The Fund may invest in equity securities of any size.  The manager attempts to identify companies that are undervalued or have growth potential (e.g., expected sales or earnings growth) that is not currently reflected in the companies' stock price by utilizing both internal and independent research regarding the expected growth, margin structure, and capital intensity of the business.  Although the Fund may invest in any economic sector, at times it may emphasize one or more particular sectors.  The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk or for liquidity) and may utilize an active trading approach.  The manager may sell a stock when changes in price or growth potential no longer make it an attractive investment.

---------------------- -----------------------------------------------------------------------------------------------------------
WELLS FARGO U.S.       The U.S. Value Fund seeks total return by investing principally in U.S. securities that the Fund's
VALUE FUND             manager believes are undervalued relative to the market based on discounted cash flows, earnings and asset value.  The Fund may invest in securities of any size, and emphasize investment primarily in dividend-paying securities.

                       The Fund's philosophy is that improving returns on invested capital drives improving valuations.  The
                       Fund's manager selects securities by screening for undervalued securities and utilizing fundamental analysis, such as management interviews and financial statement analysis, to select those securities with improving returns on capital.  The Fund may invest in any sector, and at times the Fund may emphasize one or more particular sectors.  The Fund may use a risk management tool to attempt to limit the difference between the Fund's return and the return of a style-specific benchmark.  Under normal circumstances, the
                       Fund invests:
                       o        at least 80% of the Fund's assets in U.S. securities; and
                       o        at least 80% of the Fund's assets in securities of large-capitalization companies, which we define as those with market capitalizations of $3 billion or more.
------------------------------------------------------------ ---------------------------------------------------------------------
                                                                                      PORTFOLIO MANAGERS
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG ADVISOR U.S. VALUE FUND                                                    Robert J. Costomiris, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
STRONG STRATEGIC VALUE FUND                                                          Eric F. Crigler, CFA
------------------------------------------------------------ ---------------------------------------------------------------------
WELLS FARGO U.S. VALUE FUND                                                       Robert J. Costomiris, CFA
------------------------------------------------------------ ---------------------------------------------------------------------



                          EXHIBIT C -- ADDITIONAL RISKS

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Common and Specific Risk Considerations" section of the Prospectus/Proxy Statement. Other risks of mutual fund investing include the following:

o Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

o    We cannot guarantee that a Fund will meet its investment objective.

o We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

o Share prices -- and therefore the value of your investment -- will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

o An investment in a single Fund, by itself, does not constitute a complete investment plan.

o Each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

o The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

o Certain Funds may continue to hold debt instruments that cease to be rated by a NRSRO or whose ratings fall below the levels generally permitted for such Fund. Unrated or below investment-grade securities may be more susceptible to credit and interest rate risks than investment grade securities.

o The market value of lower-rated debt securities and unrated securities of comparable quality that certain Funds may invest in tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. These lower-rated debt securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. These securities generally  involve  more  credit  risk  than  securities  in  higher-rating categories. Even securities rated in the lowest category of investment-grade securities, "BBB" by S&P or "Baa" by Moody's, possess some speculative characteristics.

o Certain Funds may use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

o Certain Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation
     ("FHLMCs"). Some of these obligations are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves.

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

CONCENTRATION RISK -- The risk that investing portfolio assets in a single industry or industries exposes the portfolio to greater loss from adverse changes affecting the industry.

COUNTER-PARTY RISK -- The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

CREDIT RISK -- The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

CURRENCY RISK-- The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

EMERGING MARKET RISK ---- The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

FOREIGN INVESTMENT RISK ---- The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial and other operational risks.

INTEREST RATE RISK--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

LEVERAGE RISK--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

LIQUIDITY RISK--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

MARKET RISK--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

NON-DIVERSIFICATION RISK --- The risk that, because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting the issuer. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)

PREPAYMENT/EXTENSION RISK--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected which can alter the duration of a mortgage-backed security, increase interest rate risk and reduce rates of return.

REGULATORY RISK--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

SMALL COMPANY INVESTMENT RISK ---- The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Common and Specific Risk Considerations," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Investment Practice/Risk" section below for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

--------------------------------------------------------------------------------

                                  EQUITY FUNDS


INVESTMENT PRACTICE/RISK


     The following table lists certain regular investment practices of the Wells Fargo Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the Statement of Additional Information for more information on these practices.


     Remember, each Fund is designed to meet different investment needs and objectives.


                                                                --------------------------------------------------------------------
                                                                                                                   MONT-   MONT-
                                                                 COMMON ENDEAVOR        INTER-    LARGE    LARGE   GOMERY  GOMERY
                                                                 STOCK  LARGE   EQUITY  NATIONAL  COMPANY  COMPANY MID CAP SMALL
                                                                  FUND  CAP     INCOME  CORE      CORE     GROWTH  GROWTH  CAP
                                                                        FUND    FUND    FUND      FUND     FUND    FUND    FUND
---------------------------------------------------------------------------------------------- -------- ----------------- ----------
INVESTMENT PRACTICE                           PRINCIPAL RISK(S)


BORROWING POLICIES                            LEVERAGE RISK          X    X        X       X       X          X      X        X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

EMERGING MARKETS                              EMERGING MARKET,                             X
Securities of companies based in countries    FOREIGN INVESTMENT,
considered developing or to have "emerging"   REGULATORY,
stock markets.  Generally, these securities   LIQUIDITY AND
have the same types of risks as foreign       CURRENCY RISK
securities, but to a higher degree.

FOREIGN SECURITIES                            FOREIGN INVESTMENT,    X    X                X       X          X               X
Equity securities issued by a non-U.S.        REGULATORY,
company, which may be in the form of an ADR   LIQUIDITY AND
or similar investment.                        CURRENCY RISK

ILLIQUID SECURITIES                           LIQUIDITY RISK         X    X        X       X       X          X      X        X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
15% of net assets.

LOANS OF PORTFOLIO SECURITIES                 CREDIT,                X    X        X       X       X          X      X        X
The practice of loaning securities to         COUNTER-PARTY AND
brokers, dealers and financial institutions   LEVERAGE RISK
to increase returns on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

OPTIONS                                       CREDIT, LEVERAGE                                                       X        X
The right to buy or sell a security based     AND LIQUIDITY RISK
on an agreed upon price at a specific time.
Types of options used may include: options
on securities, options on a stock index and
options on stock index futures to protect
liquidity and portfolio values.

OTHER MUTUAL FUNDS                            MARKET RISK            X    X        X       X       X          X      X        X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other fund's expenses, in addition to
the expenses paid by the Fund.

PRIVATELY ISSUED SECURITIES                   LIQUIDITY RISK         X    X        X       X       X          X      X        X
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.

REPURCHASE AGREEMENTS                         CREDIT AND             X    X        X       X       X          X      X        X
A transaction in which the seller of a        COUNTER-PARTY RISK
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.

SMALL COMPANY SECURITIES                      SMALL COMPANY          X                                               X        X
Investments in small companies, which may     INVESTMENT AND
be less liquid and more volatile than         LIQUIDITY RISK
investments in larger companies.
                                                                 ---------------------------------------- --------------------------




                                                                    -------------- ----------------------------- -----------------
                                                                         ENDEAVOR       SMALL CAP   SPECIALIZED     U.S. VALUE
                                                                      SELECT FUND      VALUE FUND    TECHNOLOGY        FUND
                                                                                                       FUND
------------------------------------------- ---------------------------------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISK(S)

BORROWING POLICIES                               LEVERAGE RISK            X              X             X                 X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

EMERGING MARKETS                                 EMERGING MARKET,                                      X
Securities of companies based in countries       FOREIGN INVESTMENT,
considered developing or to have "emerging"      REGULATORY,
stock markets.  Generally, these securities      LIQUIDITY AND
have the same types of risks as foreign          CURRENCY RISK
securities, but to a higher degree.

FOREIGN SECURITIES                               FOREIGN INVESTMENT,      X              X             X
Equity securities issued by a non-U.S.           REGULATORY,
company, which may be in the form of an ADR      LIQUIDITY AND
or similar investment.                           CURRENCY RISK

ILLIQUID SECURITIES                              LIQUIDITY RISK           X              X             X                 X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at approximately
the value determined for it by the Fund.
Limited to 15% of net assets.

LOANS OF PORTFOLIO SECURITIES                    CREDIT,                  X              X             X                 X
The practice of loaning securities to            COUNTER-PARTY AND
brokers, dealers and financial institutions      LEVERAGE RISK
to increase returns on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

OPTIONS                                          CREDIT, LEVERAGE                        X             X
The right to buy or sell a security based        AND LIQUIDITY RISK
on an agreed upon price at a specific time.
Types of options used may include: options
on securities, options on a stock index,
and options on stock index futures to
protect liquidity and portfolio values.

OTHER MUTUAL FUNDS                               MARKET RISK              X              X             X                 X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other fund's expenses, in addition to
the expenses paid by the Fund.

PRIVATELY ISSUED SECURITIES                      LIQUIDITY RISK           X              X             X                 X
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.

REPURCHASE AGREEMENTS                            CREDIT AND               X              X             X                 X
A transaction in which the seller of a           COUNTER-PARTY RISK
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.

SMALL COMPANY SECURITIES                         SMALL COMPANY            X              X             X
Investments in small companies, which may        INVESTMENT AND
be less liquid and more volatile than            LIQUIDITY RISK
investments in larger companies.
                                                                    --------------------------------------------- -----------------

                                  INCOME FUNDS


INVESTMENT PRACTICE/RISK


     The following table lists certain regular investment practices of the Wells Fargo Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the Statement of Additional Information for more information on these practices.


     Remember, each Fund is designed to meet different investment needs and objectives.

                                                                    ----------------------- --------------------- ------------------
                                                                          MONTGOMERY TOTAL           ULTRA-SHORT      STRATEGIC
                                                                          RETURN BOND FUND         DURATION BOND        INCOME
                                                                                                        FUND             FUND
------------------------------------------- --------------------------- ------------------------------------------------------------
INVESTMENT PRACTICE                              PRINCIPAL RISK(S)

BORROWING POLICIES                               LEVERAGE RISK                   X                     X                    X
The ability to borrow money for temporary
purposes (e.g. to meet shareholder
redemptions).

FLOATING AND VARIABLE RATE DEBT                  INTEREST RATE AND               X                     X                    X
Instruments with interest rates that are         CREDIT RISK
adjusted either on a schedule or when an
index or benchmark changes.

FOREIGN OBLIGATIONS                              FOREIGN INVESTMENT,             X                     X                    X
Debt securities of non-U.S. companies,           REGULATORY, CURRENCY
foreign banks, foreign governments and           AND LIQUIDITY RISK
other foreign entities.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED      INTEREST RATE,                  X                     X                    X
DELIVERY TRANSACTIONS                            LEVERAGE AND CREDIT
Securities bought or sold for delivery at a      RISK
later date or bought or sold for a fixed
price at a fixed date.

HIGH YIELD SECURITIES                            INTEREST RATE AND                                     X                    X
Debt securities of lower quality that            CREDIT RISK
produce generally higher rates of return.
These securities, sometimes referred to as
"junk bonds," tend to be more sensitive to
economic conditions, more volatile, and
less liquid, and are subject to greater
risk of default.

ILLIQUID SECURITIES                              LIQUIDITY RISK                  X                     X                    X
A security which may not be sold or
disposed of in the ordinary course of
business within seven days at the value
determined for it by the Fund.  Limited to
15% of net assets.

LOANS OF PORTFOLIO SECURITIES                    CREDIT,                         X                     X                    X
The practice of loaning securities to            COUNTER-PARTY AND
brokers, dealers and financial institutions      LEVERAGE RISK
to increase return on those securities.
Loans may be made up to 1940 Act limits
(currently one-third of total assets,
including the value of collateral received).

LOAN PARTICIPATIONS                              CREDIT RISK                                           X                    X
Debt obligations that represent a portion
of a larger loan made by a bank.  Generally
sold without guarantee or recourse, some
participations sell at a discount because
of the borrower's credit problems.

MORTGAGE- AND OTHER ASSET-BACKED SECURITIES      INTEREST RATE,                  X                     X                    X
Securities consisting of fractional              CREDIT AND
interests in pools of consumer loans, such       PREPAYMENT/
as mortgage loans, car loans, credit card        EXTENSION RISK
debt or receivables held in trust.

OPTIONS                                          CREDIT, LEVERAGE AND            X                     X                    X
The right to buy or sell a security based        LIQUIDITY RISK
on an agreed upon price at a specific time.
Types of options used may include: options
on securities, options on a stock index and
options on stock index futures to protect
liquidity and portfolio values.

OTHER MUTUAL FUNDS                               MARKET RISK                     X                     X                    X
Investments by the Fund in shares of other
mutual funds, which will cause Fund
shareholders to bear a pro-rata portion of
the other fund's expenses, in addition to
the expenses paid by the Fund.

PRIVATELY ISSUED SECURITIES                      LIQUIDITY RISK                  X                     X                    X
Securities which are not publicly traded
but which may or may not be resold in
accordance with Rule 144A of the Securities
Act of 1933.

REPURCHASE AGREEMENTS                            CREDIT AND                      X                     X                    X
A transaction in which the seller of a           COUNTER-PARTY RISK
security agrees to buy back a security at
an agreed-upon time and price, usually with
interest.

STRIPPED OBLIGATIONS                             INTEREST RATE RISK              X                     X                    X
Securities that give ownership to either
future payments of interest or a future
payment of principal, but not both.  These
securities tend to have greater interest
rate sensitivity than conventional debt.
                                                                        --------------------- -------------------- -----------------

                                 TAX FREE FUNDS


INVESTMENT PRACTICE/RISK


     The following table lists certain regular investment practices of the Wells Fargo Funds. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk and regulatory risk are assumed for each investment practice. See the Statement of Additional Information for more information on these practices.


     Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                 ------------------------------
                                                                                                       MUNICIPAL BOND FUND
-------------------------------------------------------------------- ------------------------------------------------------------


BORROWING POLICIES                                                      LEVERAGE RISK                             X
The ability to borrow money for temporary purposes (e.g. to meet shareholder redemptions).

FLOATING AND VARIABLE RATE DEBT                                         INTEREST RATE AND CREDIT                  X
Instruments with interest rates that are adjusted either on a           RISK
schedule or when an index or benchmark changes.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS       INTEREST RATE, LEVERAGE                   X
Securities bought or sold for delivery at a later date or bought        AND CREDIT RISK
or sold for a fixed price at a fixed date.

HIGH YIELD SECURITIES                                                   INTEREST RATE AND CREDIT                  X
Debt securities of lower quality that produce generally higher          RISK
rates of return.  These securities, sometimes referred to as "junk bonds," tend to be more sensitive to economic conditions, more volatile, and less liquid, and are subject to greater risk of default.

ILLIQUID SECURITIES                                                     LIQUIDITY RISK                            X
A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined for it by the Fund.  Limited to 15% of net assets.

LOANS OF PORTFOLIO SECURITIES                                           CREDIT, COUNTER-PARTY AND                 X
The practice of loaning securities to brokers, dealers and              LEVERAGE RISK
financial institutions to increase returns on those securities.
Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of collateral received).

MORTGAGE- AND OTHER ASSET-BACKED SECURITIES                             INTEREST RATE, CREDIT AND                 X
Securities consisting of fractional interests in pools of consumer      PREPAYMENT/ EXTENSION RISK
loans, such as mortgage loans, car loans, credit card debt, or receivables held in trust.

OTHER MUTUAL FUNDS                                                      MARKET RISK                               X
Investments by the Fund in shares of other mutual funds, which will cause Fund shareholders to bear a pro-rata portion of the other fund's expenses, in addition to the expenses paid by the
Fund.

PRIVATE ACTIVITY BONDS                                                  INTEREST  RATE AND CREDIT                 X
Bonds that pay interest subject to the federal AMT.  Limited to         RISK
20% of net assets.

REPURCHASE AGREEMENTS                                                   CREDIT AND COUNTER-PARTY                  X
A transaction in which the seller of a security agrees to buy back      RISK
a security at an agreed-upon time and price, usually with interest.
                                                                                                     ----------------------------

                         EXHIBIT D -- PORTFOLIO MANAGERS


MARK BEALE
WF International Core Fund since 2005
Mr. Beale is expected to assume portfolio management responsibilities for the WF International Core Fund at the closing of the Transaction. He joined New Star in 1982 and is the lead portfolio manager for New Star's international equity product. He has 22 years of investment experience. He is a member of the Investment Policy and Currency Group, and is responsible for New Star's research and stock selection within the U.S. market. He holds a BA in economic history from the University of Sussex, England.

MARIE CHANDOHA
WF Montgomery Total Return Bond Fund and its predecessor since 1999
Ms. Chandoha joined Wells Capital in 2003 as a senior portfolio manager. Prior to joining Wells Capital, Ms. Chandoha was a portfolio manager and co-head of the Fixed Income Group at Montgomery Asset Management since joining the firm in 1999. From 1996 to 1999, she was chief bond strategist at Goldman Sachs, where she advised institutional clients on optimal asset allocation strategies in the U.S. bond market. From 1994 to 1996, she was managing director of global fixed-income and economics research at Credit Suisse First Boston, where she managed the global bond and economics research department. Ms. Chandoha is a Phi Beta Kappa graduate of Harvard University, with a B.A. degree in Economics.

HUACHEN CHEN, CFA
WF Specialized Technology Fund from 2000 - April 2003; since 2004
Mr. Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. For the period from 2000 through April 2003, he co-managed the day-to-day management of the Specialized Technology Fund and was responsible for fundamental security analysis for the wireless, hardware and international technology areas. Since May 2003, Mr. Chen served as a member of the team of RCM investment professionals that provided research assistance to the Fund. Mr. Chen resumed his co-management responsibilities for the Fund in 2004. He earned his BS from Cornell University in Electrical Engineering and his MS in Materials Science and Engineering from Northwestern.

ROBERT J. COSTOMIRIS, CFA
WF U.S. Value Fund and its predecessor since 2001
Mr. Costomiris is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in April 2001. Prior to joining SCM, he served as the Director of Research at Thomson Horstmann & Bryant, a United Asset Management affiliate that specializes in value investing, from 1997 to 2001. In addition, he specialized in managing small cap value stocks. From 1993 to 1997, Mr. Costomiris served as Senior Investment Consultant with Hewitt Associates. He received his BS in chemical engineering from the University of Pennsylvania and his MBA in finance and accounting from the University of Chicago Graduate School of Business.

JOHN S. DALE, CFA
WF Large Company Growth Fund since 1983
Mr. Dale joined Peregrine in 1988 as a senior vice president and has managed large company growth portfolios since 1983. Prior to joining Peregrine, Mr. Dale had been associated with Norwest Bank and its affiliates since 1968. Mr. Dale earned his BA in marketing from the University of Minnesota.

GARY J. DUNN, CFA
WF Equity Income Fund and its predecessor since 1989
Mr. Dunn is a Principal and Fund Manager with Wells Capital, sub-advisor to WELLS FARGO FUNDS. He also provides Wells Fargo's Private Client Services group with income equity model support. Mr. Dunn brings over two decades of experience to his current responsibilities. He earned his Chartered Financial Analyst designation in 1992, is a member of the Twin Cities Society of Security Analysts and Association for Investment Management and Research. Mr. Dunn is a graduate of the New York Institute of Finance in Securities Analysis. He also holds a bachelor's degree in economics from Carroll College, Helena, Montana.

LYLE J. FITTERER, CFA, CPA
WF Municipal Bond Fund and its predecessor since 2000
Mr. Fitterer is expected to join Wells Capital at the closing of the Transaction. He has been with SCM since 1989, and Director of Fixed Income since 2004. He first served as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM's hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998. He joined Strong Institutional Client Services as Managing Director in 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his BS in accounting from the University of North Dakota.

DAVID A. KATZ, CFA
WF Large Company Core Fund since 2005
Mr. Katz is expected to assume portfolio management responsibilities for the WF Large Company Core Fund at the closing of the Transaction. He is the President and Chief Investment Officer of Matrix. After initially working at Management Asset Corporation (Westport, CT), Mr. Katz co-founded Value Matrix Management with John M. Gates in 1986. He served as the firm's Senior Vice President and Chief Investment Officer and was Head of the Investment Policy Committee. In 1990 he merged Value Matrix Management into Matrix Asset Advisors. Mr. Katz chairs the Investment Policy Committee and is a portfolio manager/analyst. He earned his BA in economics, summa cum laude, from Union College and his MBA, with a concentration in finance, from New York University Graduate School of Business.

RICHARD D. LEWIS
WF International Core Fund since 2005
Mr. Lewis joined New Star in 1989 and is responsible for European equities. He is a member of New Star's Investment Policy Committee & Currency Group. He is expected to assume portfolio management responsibilities for the WF Overseas Fund at the closing of the Transaction. Mr. Lewis holds a BA in economic history from the University of Sussex, England.

DUANE MCALLISTER, CFA
WF Municipal Bond Fund since 2005
Mr. McAllister is expected to join Wells Capital at the close of Transaction. He joined SCM as a portfolio manager in May 2002. Prior to joining SCM, Mr. McAllister was a portfolio manager at AAL Capital Management Corporation from November 1995 to April 2002. From May 1994 to October 1995, he was a portfolio manager for Duff & Phelps Investment Management Company. Mr. McAllister received his B.A. in finance from Northern Illinois University.

ANN D. MILETTI
WF Common Stock Fund since 2001
Ms. Miletti is expected to join Wells Capital at the closing of the Transaction. She joined SCM in April 1999. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Ms. Miletti earned her BA in education from the University of Wisconsin.

JAY N. MUELLER, CFA
WF Ultra-Short Duration Bond Fund and its predecessor since 2004
Mr. Mueller is expected to join Wells Capital at the closing of the transaction. He joined SCM in 1991 and is SCM's Chief Economist, and Director of Fixed Income. Prior to joining SCM, he was a securities analyst and portfolio manager at R. Meeder & Associates. He began his investment career at Derivative Markets Management/Harris BankCorp as an investment analyst. Mr. Mueller earned a BA in economics from the University of Chicago.

GARY E. NUSSBAUM, CFA
WF Large Company Growth Fund
Mr. Nussbaum joined Peregrine Capital Management, sub-advisor to Wells Fargo Funds in 1990 as a Vice President and Portfolio Manager. He manages large company growth portfolios, currently totaling assets in excess of $3 billion. Mr. Nussbaum earned a BBA in finance and an MBA from the University of Wisconsin.

THOMAS O'CONNOR, CFA
WF Montgomery Total Return Bond Fund since 2003
Mr. O'Connor joined Wells Capital in 2003 as a portfolio manager responsible for identifying value in mortgages. From 2000 to 2003, Mr. O'Connor was a portfolio manager in the Fixed Income Division of Montgomery Asset Management. Prior to that time, Mr. O'Connor was a senior portfolio manager in charge of agency mortgages at Vanderbilt Capital Advisors (formerly ARM Capital Advisors). Previously, Mr. O'Connor was a member of the Association for Investment Management and Research. He has a BS degree in Finance from the University of Vermont.

THOMAS J. PENCE, CFA
WF Discovery Fund and its predecessor  since 2001
WF Endeavor Large Cap Fund and its predecessor  since 2001
WF Endeavor  Select Fund and its  predecessor  since 2000
Mr. Pence is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in October 2000. Prior to joining SCM, Mr. Pence served as Senior Vice President and Chief Equity Investment Officer of Conseco Capital Management ("CCM"). While at CCM, he was responsible for managing all tax-exempt and taxable mid-cap equity portfolios as well as various mutual funds within the Conseco Fund Group. Prior to joining Conseco in 1991, Mr. Pence worked for the Forum Group, where he oversaw several transactions as part of the firm's development and acquisition team. Before joining the Forum Group, Mr. Pence was a financial consultant with Peterson & Company in Chicago. Mr. Pence earned a BS in business from Indiana University and his MBA in finance with honors from the University of Notre Dame.

JEROME "CAM" PHILPOTT, CFA
WF Montgomery Mid Cap Growth Fund and its predecessor since 2001 WF Montgomery Small Cap Fund and its predecessor since 1993
Mr. Philpot joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management, which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher & Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his BA in economics from Washington and Lee University and his MBA from the Darden School at the University of Virginia.

THOMAS M. PRICE, CFA
WF Ultra-Short  Duration Bond Fund and its predecessor  since 2002
[WF STRATEGIC INCOME FUND] and its predecessor since 2004
Mr. Price is expected to join Wells Capital at the closing of the Transaction. He joined SCM in 1996 as a fixed income research analyst. Mr. Price began his investment career at Houlihan, Lokey, Howard & Zukin as a financial analyst and later joined Northwestern Mutual Life Insurance as a high-yield bond analyst. He received his BBA degree in finance from the University of Michigan and his MBA in finance from the Kellogg Graduate School of Management, Northwestern University.

WALTER C. PRICE, JR., CFA
WF Specialized Technology Fund and its predecessor since 2000
Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978. He earned his BS with honors in electrical engineering from M.I.T. and his BS and MS in management from the Sloan School at M.I.T.

I. CHARLES RINALDI
WF Small Cap Value Fund and its predecessor since 1997
Mr. Rinaldi is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in 1997. Prior to joining SCM, he was with Mutual of America Capital Management Corporation where he was senior vice president and portfolio manager. He began his investment career at Merrill Lynch Capital Markets where he was a security analyst. He has also been employed by Glickenhaus & Company, Lehman Management Co., Arnold and S. Bleichroeder, and Gintel & Co., as a portfolio manager. Mr. Rinaldi earned a BA in biology from St. Michael's College and his MBA in finance from Babson College.

DAVID L. ROBERTS, CFA
WF Equity Income Fund and its predecessor since 1989
Mr. Roberts joined Wells Capital in 1998 as the Equity Income Managing Director and simultaneously held this position at Norwest Investment Management until Wells Capital and Norwest Investment Management combined investment advisory services under the Wells Capital name in 1999. Mr. Roberts joined Norwest Corporation in 1972 as a Securities Analyst. He became assistant vice president and portfolio manager in 1980 and was promoted to vice president in 1982. He earned his BA in mathematics from Carroll College.

STUART ROBERTS
WF Montgomery Mid Cap Growth Fund and its  predecessor  since 2001
WF Montgomery Small Cap Fund and its predecessor since 1990
Mr. Roberts joined Wells Capital Management, sub-advisor to Wells Fargo Funds, in 2002 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery Asset Management for the Small Cap Growth Fund since its inception in 1990. In 2001, he became a portfolio manager of the Montgomery Mid Cap Fund. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset
Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned an M.B.A. from the University of Colorado and a bachelor's degree in economics from Bowdoin College.


WILLIAM STEVENS
WF Montgomery Total Return Bond Fund and its predecessor since 1997
Mr. Stevens joined Wells Capital in 2003 as Chief Fixed Income Officer and Senior Managing Director. Prior to joining Wells Capital, he directed the Fixed Income team of Montgomery Asset Management from 1992. Mr. Stevens also served as Montgomery's president and chief investment officer. Prior to joining Montgomery, he was responsible for starting the collateralized mortgage obligation and asset-backed securities trading department at Barclays de Zoete Wedd Securities. Previously, he headed the structured product department at Drexel Burnham Lambert, which included both origination and trading. Mr. Stevens has a MBA from the Harvard Business School and he is a Phi Beta Kappa graduate of Wesleyan University, where he received a BA in economics.

ERIK J. VOSS, CFA
WF Endeavor Select Fund and its predecessor since 2000
Mr. Voss is expected to join Wells Capital at the closing of the Transaction. He joined SCM in October 2000. From January 1997 to October 2000. Mr. Voss was employed at Conseco Capital Management, Inc. as a Portfolio Manager. Mr. Voss received his BS in mathematics in 1989 and his MS in finance from the University of Wisconsin in 1993.


RICHARD T. WEISS
WF Common Stock Fund and its predecessor since 1991
Mr. Weiss is expected to join Wells Capital at the closing of the Transaction. He joined SCM as a portfolio manager in 1991. Prior to joining SCM he was with Stein Roe & Farnham, where he began his investment career as a research analyst in 1975, and served as a portfolio manager from 1981 to 1991. He earned a BA in business administration at the University of Southern California and his MBA in business administration with distinction from the Harvard Graduate School of Business Administration.

    EXHIBIT E -- PERFORMANCE/FINANCIAL HIGHLIGHTS OF CERTAIN ACQUIRING FUNDS



EQUITY INCOME FUND - PERFORMANCE HISTORY

The following information shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index.

Please remember that past performance is no guarantee of future results.

              EQUITY INCOME FUND CLASS A CALENDAR YEAR RETURNS/2/*



[GRAPHIC]

'94         4.64%
'95        38.43%
'96        20.25%
'97        28.07%
'98        17.82%
'99         8.27%
'00         1.64%
'01        (5.67)%
'02       (19.89)%
'03        26.01%



Best Qtr.: Q2 '03 16.67% Worst Qtr.: Q3 `02 (20.85)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004 was 3.34%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.


Average annual total returns/1/

for the period ended 12/31/03                       1 year   5 years   10 years

Class A Returns Before Taxes (Incept. 5/2/96)/2/     18.76%    (0.25)%    10.01%
Class A Returns After Taxes on Distributions         16.45%    (1.68)%     8.84%
Class A Returns After Taxes on Distributions
 and Sale of Fund Shares                             12.11%    (0.87)%     8.28%
Class B Returns Before Taxes (Incept. 5/2/96)/2/     20.03%    (0.23)%     9.83%
Class C Returns Before Taxes (Incept. 10/1/98)/2/    22.79%    (0.02)%     9.72%
S&P 500 Index (reflects no deduction for fees,
 expenses or taxes)/3/                               28.67%    (0.57)%    11.06%
Russell 1000 Value Index (reflects no deduction
 for fees, expenses or taxes)                        30.03%     3.56%     11.88%

/1/ Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/ S&P 500 is a registered trademark of Standard & Poor's.

EQUITY INCOME FUND-FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.



--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                CLASS A SHARES--COMMENCED
                                                ON MAY 2, 1996
                                                --------------------------------------------------------------------------------
                                                 Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,      May 31,
For the period ended:                              2003          2002          2001          2000         1999/1/        1999
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $    28.74    $    37.23    $    41.28    $    44.20    $    46.36    $    41.19
Income from investment operations:
   Net investment income (loss)                       0.46          0.44          0.36          0.44          0.17          0.51
   Net realized and unrealized gain (loss)
    on investments                                    5.04         (7.51)        (4.05)         0.10         (2.09)         5.45
Total from investment operations                      5.50         (7.07)        (3.69)         0.54         (1.92)         5.96
Less distributions:
   Dividends from net investment income              (0.46)        (0.43)        (0.36)        (0.42)        (0.24)        (0.53)
   Distributions from net realized gain              (2.46)        (0.99)         0.00         (3.04)         0.00         (0.26)
Total distributions                                  (2.92)        (1.42)        (0.36)        (3.46)        (0.24)        (0.79)
Net asset value, end of period                  $    31.32    $    28.74    $    37.23    $    41.28    $    44.20    $    46.36
Total return/5/                                      20.12%       (19.84)%       (8.97)%        1.17%        (4.16)%       14.74%
Ratios/supplemental data:
   Net assets, end of period (000s)                161,962    $  124,015    $  165,304    $  196,314    $  109,081    $  105,162
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.10%         1.10%         1.10%         1.10%         0.85%         0.85%
   Ratio of net investment income (loss) to
    average net assets                                1.57%         1.19%         0.86%         1.07%         1.12%         1.23%
Portfolio turnover/3/                                    9%           12%            3%            9%            5%            3%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      1.33%         1.36%         1.51%         1.28%         0.90%         0.93%

--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                CLASS B SHARES--COMMENCED
                                                ON MAY 2, 1996
                                                --------------------------------------------------------------------------------
                                                 Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,      May 31,
For the period ended:                              2003          2002          2001          2000         1999/1/        1999
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $    28.72    $    37.18    $    41.22    $    44.17    $    46.27    $    41.12
Income from investment operations:
   Net investment income (loss)                       0.25          0.16          0.05          0.11          0.05          0.19
   Net realized and unrealized gain (loss)
    on investments                                    5.02         (7.49)        (4.03)         0.11         (2.08)         5.45
Total from investment operations                      5.27         (7.33)        (3.98)         0.22         (2.03)         5.64
Less distributions:
   Dividends from net investment income              (0.22)        (0.14)        (0.06)        (0.13)        (0.07)        (0.23)
   Distributions from net realized gain              (2.46)        (0.99)         0.00         (3.04)         0.00         (0.26)
Total distributions                                  (2.69)        (1.13)        (0.06)        (3.17)        (0.07)        (0.49)
Net asset value, end of period                  $    31.31    $    28.72    $    37.18    $    41.22    $    44.17    $    46.27
Total return/5/                                      19.22%       (20.43)%       (9.67)%        0.41%        (4.40)%       13.90%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   98,690    $   91,889    $  134,403    $  152,682    $  118,792    $  106,688
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.85%         1.85%         1.85%         1.85%         1.60%         1.60%
   Ratio of net investment income (loss) to
    average net assets                                0.82%         0.43%         0.12%         0.28%         0.37%         0.48%
Portfolio turnover/3/                                    9%           12%            3%            9%            5%            3%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      2.13%         2.18%         2.20%         2.03%         1.90%         1.94%

--------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------------
                                                CLASS C SHARES--COMMENCED
                                                ON OCTOBER 1, 1998
                                                --------------------------------------------------------------------------------
                                                 Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,     Sept. 30,      May 31,
For the period ended:                              2003          2002          2001          2000         1999/1/        1999
                                                --------------------------------------------------------------------------------
Net asset value, beginning of period            $    29.52    $    38.18    $    42.32    $    45.30    $    47.49    $    37.26
Income from investment operations:
   Net investment income (loss)                       0.25          0.18          0.05          0.19          0.08          0.47
   Net realized and unrealized gain (loss)
    on investments                                    5.19         (7.70)        (4.14)         0.03         (2.17)        10.39
Total from investment operations                      5.44         (7.52)        (4.09)         0.22         (2.09)        10.86
Less distributions:
   Dividends from net investment income              (0.24)        (0.15)        (0.05)        (0.16)        (0.10)        (0.48)
   Distributions from net realized gain              (2.46)        (0.99)         0.00         (3.04)         0.00         (0.15)
Total distributions                                  (2.70)        (1.14)        (0.05)        (3.20)        (0.10)        (0.63)
Net asset value, end of period                  $    32.26    $    29.52    $    38.18    $    42.32    $    45.30    $    47.49
Total return/5/                                      19.27%       (20.41)%       (9.66)%        0.41%        (4.41)%       28.55%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   10,689    $    7,415    $    7,508    $    7,115    $    2,124    $    1,106
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.85%         1.85%         1.85%         1.85%         1.60%         1.60%
   Ratio of net investment income (loss) to
    average net assets                                0.82%         0.46%         0.14%         0.29%         0.42%         0.48%
Portfolio turnover/3/                                    9%           12%            3%            9%            5%            3%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      2.07%         2.12%         2.02%         1.96%         2.37%         4.37%



/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio(s) in which the Fund invests. /3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/6/ Ratios shown for periods of less than one year are annualized.

LARGE COMPANY GROWTH FUND - PERFORMANCE HISTORY

The following information shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index. Performance for the new Class Z shares of the Fund prior to their inception will be based on the Class A shares of the Fund.

Please remember that past performance is no guarantee of future results.


LARGE COMPANY GROWTH FUND CLASS A CALENDAR YEAR RETURNS/2/*



[GRAPHIC]

'94        (1.07)%
'95        29.24%
'96        25.11%
'97        33.35%
'98        47.97%
'99        32.96%
'00        (3.81)%
'01       (21.78)%
'02       (28.24)%
'03        26.47%



Best Qtr.: Q4 '98  31.61% Worst Qtr.: Q1 '01  (22.88)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004 was (0.59)%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.



Average annual total returns/1/
for the period ended 12/31/03                      1 year   5 years   10 years

Class A Returns Before Taxes (Incept. 10/1/98)/2/   19.20%    (3.07)%    10.45%
Class A Returns After Taxes on Distributions        19.20%    (3.21)%    10.09%
Class A Returns After Taxes on Distributions
 and Sale of Fund Shares                            12.48%    (2.58)%     9.21%
Class B Returns Before Taxes (Incept. 10/1/98)/2/   20.50%    (2.94)%    10.38%
Class C Returns Before Taxes (Incept. 11/8/99)/3/   23.37%    (2.67)%    10.28%
S&P 500 Index (reflects no deduction for
 fees, expenses or taxes)/4/                        28.67%    (0.57)%    11.06%



/1/ Returns reflect applicable sales charges.
/2/ Performance shown for periods prior to inception reflects performance of the Institutional Class shares adjusted to reflect the fees and expenses of this Class. For periods prior to November 11, 1994, performance shown reflects the performance of the predecessor collective investment fund, adjusted to reflect the fees and expenses of this Class. The collective investment fund was not a registered mutual fund and was not subject to certain investment limitations and other restrictions which, if applicable, may have adversely affected performance.
/3/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class B shares adjusted to reflect this Class's fees and expenses.
/4/ S&P 500 is a registered trademark of Standard and Poor's.

LARGE COMPANY GROWTH FUND - FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund/Class, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.



---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                CLASS A SHARES--COMMENCED
                                                ON OCTOBER 1, 1998
                                                ---------------------------------------------------------------------------
                                                 Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,     May 31,
For the period ended:                              2003         2002         2001         2000        1999/1/       1999
                                                ---------------------------------------------------------------------------
Net asset value, beginning of period            $    34.52   $    44.57   $    75.03   $    57.96   $    58.09   $    38.48
Income from investment operations:
   Net investment income (loss)                      (0.46)       (0.34)       (0.37)       (0.49)       (0.12)       (0.16)
   Net realized and unrealized gain (loss)
    on investments                                    9.90        (9.71)      (29.21)       19.16        (0.01)       20.82
Total from investment operations                      9.44       (10.05)      (29.58)       18.67        (0.13)       20.66
Less distributions:
   Dividends from net investment income               0.00         0.00         0.00         0.00         0.00         0.00
   Distributions from net realized gain               0.00         0.00        (0.84)       (1.60)        0.00        (1.05)
   Distributions in excess of realized gains          0.00         0.00        (0.04)        0.00         0.00         0.00
Total distributions                                   0.00         0.00        (0.88)       (1.60)        0.00        (1.05)
Net asset value, end of period                  $    43.96   $    34.52   $    44.57   $    75.03   $    57.96   $    58.09
Total return/5/                                      27.35%      (22.55)%     (39.85)%      32.50%       (0.22)%      54.16%
Ratios/supplemental data:
   Net assets, end of period (000s)             $  364,406   $  141,774   $  202,514   $  303,948   $  188,890   $  191,233
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.20%        1.20%        1.20%        1.20%        1.20%        1.20%
   Ratio of net investment income (loss)
    to average net assets                            (0.69)%      (0.76)%      (0.71)%      (0.73)%      (0.58)%      (0.68)%
Portfolio turnover/3/                                   13%          18%          13%           9%           5%          28%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      1.41%        1.45%        1.36%        1.31%        1.40%        1.35%

---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                CLASS B SHARES--COMMENCED
                                                ON OCTOBER 1, 1998
                                                ---------------------------------------------------------------------------
                                                 Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,     May 31
For the period ended:                              2003         2002         2001         2000        1999/1/       1999
                                                ---------------------------------------------------------------------------
Net asset value, beginning of period            $    31.72   $    41.18   $    69.77   $    54.29   $    54.50   $    39.80
Income from investment operations:
   Net investment income (loss)                      (0.68)       (0.69)       (0.62)       (0.72)       (0.19)       (0.17)
   Net realized and unrealized gain (loss)
    on investments                                    9.07        (8.77)      (27.09)       17.80        (0.02)       15.92
Total from investment operations                      8.39        (9.46)      (27.71)       17.08        (0.21)       15.75
Less distributions:
   Dividends from net investment income               0.00         0.00         0.00         0.00         0.00         0.00
   Distributions from net realized gain               0.00         0.00        (0.84)       (1.60)        0.00        (1.05)
   Distributions in excess of realized gains          0.00         0.00        (0.04)        0.00         0.00         0.00
Total distributions                                   0.00         0.00        (0.88)       (1.60)        0.00        (1.05)
Net asset value, end of period                  $    40.11   $    31.72   $    41.18   $    69.77   $    54.29   $    54.50
Total return/5/                                      26.45%      (22.97)%     (40.18)%      31.75%       (0.39)%      40.01%
Ratios/supplemental data:
   Net assets, end of period (000s)             $  246,894   $  218,625   $  307,706   $  461,918   $  201,351   $  156,870
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.88%        1.75%        1.75%        1.75%        1.75%        1.76%
   Ratio of net investment income (loss)
    to average net assets                            (1.35)%      (1.31)%      (1.26)%      (1.28)%      (1.13)%      (1.22)%
Portfolio turnover/3/                                   13%          18%          13%           9%           5%          28%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      2.33%        2.46%        2.19%        2.15%        2.05%        2.15%

-------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
-------------------------------------------------------------------------------------------------
                                                CLASS C SHARES--COMMENCED
                                                ON NOVEMBER 8, 1999
                                                -------------------------------------------------
                                                 Sept. 30,    Sept. 30,   Sept. 30,     Sept. 30,
For the period ended:                              2003         2002         2001        2000/1/
                                                -------------------------------------------------
Net asset value, beginning of period            $    31.76   $    41.22   $    69.85   $    59.32
Income from investment operations:
   Net investment income (loss)                      (0.62)       (0.89)       (0.43)       (0.40)
   Net realized and unrealized gain (loss)
    on investments                                    9.04        (8.57)      (27.32)       12.53
Total from investment operations                      8.42        (9.46)      (27.75)       12.13
Less distributions:
   Dividends from net investment income               0.00         0.00         0.00         0.00
   Distributions from net realized gain               0.00         0.00        (0.84)       (1.60)
   Distributions in excess of realized gains          0.00         0.00        (0.04)        0.00
Total distributions                                   0.00         0.00        (0.88)       (1.60)
Net asset value, end of period                  $    40.18   $    31.76   $    41.22   $    69.85
Total return/5/                                      26.51%      (22.95)%     (40.19)%      20.72%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   40,436   $   27,092   $   27,189   $   25,463
Ratios to average net assets/6/:
   Ratio of expenses to average net assets/2/         1.86%        1.75%        1.75%        1.75%
   Ratio of net investment income (loss)
    to average net assets                            (1.34)%      (1.31)%      (1.26)%      (1.29)%
Portfolio turnover/3/                                   13%          18%          13%           9%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,4,6/                                      2.16%        2.28%        2.15%        2.16%



/1/ The Fund changed its fiscal year-end from May 31 to September 30.
/2/ Includes expenses allocated from the Portfolio in which the Fund invests. /3/ Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/6/ Ratios shown for periods of less than one year are annualized.

MONTGOMERY MID CAP GROWTH FUND - PERFORMANCE HISTORY

The following information shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index. Performance for the new Class Z shares of the Fund prior to their inception will be based on the Class A shares of the Fund.

Please remember that past performance is no guarantee of future results.

The Montgomery Mid Cap Fund was reorganized into and became the accounting survivor for the Wells Fargo Mid Cap Growth Fund, which was renamed the Wells Fargo Montgomery Mid Cap Growth Fund. The predecessor Montgomery fund was reorganized into the Wells Fargo Funds effective at the close of business on June 6, 2003. The historical performance information shown for the successor fund for periods prior to the Fund's reorganization date reflects the historical information for its predecessor.

        MONTGOMERY MID CAP GROWTH FUND CLASS A CALENDAR YEAR RETURNS*/2/

[GRAPHIC]
'95 28.63%
'96 19.12%
'97 27.05%
'98 7.94%
'99 18.83%
'00 14.60%
'01 (23.94)%
'02 (28.55)%
'03 38.07%

Best Qtr.: Q4 '99  32.68% Worst Qtr.: Q3 '01  (21.96)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004 was 10.77%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

Average annual total returns/1/
for the period ended 12/31/03
                                                                    Life of
                                                    1 year  5 years   Fund
                                                    ------  ------- -------
Class A Returns Before Taxes (Incept. 12/30/94)/2/  30.13$  (0.75%)  8.15%
Class A Returns After Taxes on Distributions        30.13%  (3.50)%  5.87%
Class A Returns After Taxes on Distributions
 and Sale of Fund Shares                            19.58%  (1.39)%  6.39%
Class B Returns Before Taxes (Incept. 06/09/03)/3/  32.02%  (0.72)%  8.05%
Class C Returns Before Taxes (Incept. 06/09/03)/3/  34.66%  (0.52)%  7.93%
Russell Midcap Growth Index (reflects no
 deduction for fees, expenses or taxes)             40.06%   7.23%  10.77%
Russell 2000 Index (reflects no deduction
 for fees, expenses or taxes)                       47.25%   7.13%  10.82%



/1/ Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares reflects the performance of the predecessor fund's Class R shares adjusted for the applicable sales charges.
/3/ Performance shown for periods prior to inception of this Class reflects the performance of the predecessor fund's Class R shares adjusted to reflect this Class's fees and expenses.

MONTGOMERY MID CAP GROWTH FUND - FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund/Class, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended September 30, 2003 and June 30, 2003, and PricewaterhouseCoopers LLP audited this information for all other periods ended June 30. All of this performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.



------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                             CLASS A SHARES--COMMENCED
                                             ON DECEMBER 30, 1994
                                             ---------------------------------------------------------------------------------
                                              Sept. 30,      June 30,      June 30,      June 30,      June 30,      June 30,
For the period ended:                          2003/2/        2003         2002/1/       2001/1/       2000/1/       1999/1/
                                             ---------------------------------------------------------------------------------
Net asset value, beginning of period         $      4.77   $      4.82   $      7.27   $     12.36   $      9.85   $     10.89
Income from investment operations:
   Net investment income (loss)                    (0.05)        (0.02)        (0.05)        (0.09)        (0.17)        (0.08)
   Net realized and unrealized gain
    (loss) on investments                           0.37         (0.03)        (1.78)        (0.80)         4.01         (0.40)
Total from investment operations                    0.32         (0.05)        (1.83)        (0.89)         3.84         (0.48)
Less distributions:
   Dividends from net investment income             0.00          0.00          0.00          0.00          0.00          0.00
   Distributions from net realized gain             0.00          0.00         (0.62)        (4.20)        (1.33)        (0.56)
Total distributions                                 0.00          0.00         (0.62)        (4.20)        (1.33)        (0.56)
Net asset value, end of period               $      5.09   $      4.77   $      4.82   $      7.27   $     12.36   $      9.85
Total return/3/                                     6.71%        (1.04)%      (26.49)%      (11.76)%       42.46%        (4.07)%
Ratios/supplemental data:
   Net assets, end of period (000s)          $    87,980   $    85,320   $    98,526   $   164,497   $   224,944   $   382,483
Ratios to average net assets:/5/
   Ratio of expenses to average net assets          1.42%         1.49%         1.50%         1.51%         1.55%         1.66%
   Ratio of net investment income (loss)
    to average net assets                          (1.03)%       (0.65)%       (0.80)%       (1.13)%       (1.19)%       (0.83)%
Portfolio turnover                                    55%          142%          143%           68%           63%           76%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/4,5/                                      1.42%         1.86%         3.10%         2.32%         1.92%         1.66%

                           CLASS B SHARES--COMMENCED
                                ON JUNE 9, 2003


                                              Sept. 30,      June 30,
For the period ended:                          2003/2/         2003
                                             -------------------------
Net asset value, beginning of period         $      4.68   $      4.67
Income from investment operations:
   Net investment income (loss)                    (0.06)         0.01
   Net realized and unrealized gain (loss)
    on investments                                  0.37          0.00
Total from investment operations                    0.31          0.01
Less distributions:
   Dividends from net investment income             0.00          0.00
   Distributions from net realized gain             0.00          0.00
Total distributions                                 0.00          0.00
Net asset value, end of period               $      4.99   $      4.68
Total return/3/                                     6.62%         0.21%
Ratios/supplemental data:
   Net assets, end of period (000s)          $     5,216   $     4,599
Ratios to average net assets/5/:
   Ratio of expenses to average net assets          2.17%         2.14%
   Ratio of net investment income (loss)
    to average net assets                          (1.78)%        3.82%
Portfolio turnover                                    55%          142%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/4,5/                                      2.17%         2.22%

                           CLASS C SHARES--COMMENCED
                                ON JUNE 9, 2003


                                              Sept. 30,      June 30,
For the period ended:                          2003/2/         2003
                                             -------------------------
Net asset value, beginning of period         $      4.68   $      4.67
Income from investment operations:
   Net investment income (loss)                    (0.06)         0.01
   Net realized and unrealized gain (loss)
    on investments                                  0.36          0.00
Total from investment operations                    0.30          0.01
Less distributions:
   Dividends from net investment income             0.00          0.00
   Distributions from net realized gain             0.00          0.00
Total distributions                                 0.00          0.00
Net asset value, end of period               $      4.98   $      4.68
Total return/3/                                     6.41%         0.21%
Ratios/supplemental data:
   Net assets, end of period (000s)          $       607   $       493
Ratios to average net assets/5/:
   Ratio of expenses to average net assets          2.17%         2.12%
   Ratio of net investment income (loss)
    to average net assets                          (1.78)%        4.05%
Portfolio turnover                                    55%          142%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/4,5/                                      2.17%         2.22%



/1/ Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split. /2/The Fund changed its fiscal year-end from June 30 to September 30.
/3/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Ratios shown for periods of less than one year are annualized.

MONTGOMERY SMALL CAP FUND - PERFORMANCE HISTORY

The following information shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index. Performance for the new Class Z shares of the Fund prior to their inception will be based on the Class A shares of the Fund.

Please remember that past performance is no guarantee of future results.

The Wells Fargo Montgomery Small Cap Fund organized as the successor fund to the Montgomery Small Cap Fund. The predecessor Montgomery fund were reorganized into the Wells Fargo Fund effective at the close of business on June 6, 2003. The historical performance information shown for the successor fund for periods prior to the Fund's reorganization date reflects the historical information for its predecessor.

          MONTGOMERY SMALL CAP FUND CLASS A CALENDAR YEAR RETURNS*/2/

[GRAPHIC]
'94 (9.96)%
'95 35.12%
'96 18.69%
'97 23.86%
'98 (7.93)%
'99 55.81%
'00 (25.14)%
'01 (12.65)%
'02 (29.51)%
'03 47.88%

Best Qtr.: Q4 '99 . 47.31% Worst Qtr.: Q3 '98 . (32.37)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004 was 9.16%.

The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and Class C shares will vary.



Average annual total returns/1/

for the period ended 12/31/03                  1 year   5 years    10 years
Class A Returns Before Taxes (Incept.
 07/13/90)/2/                                  39.38%     0.02%      5.13%
Class A Returns After Taxes on Distributions   39.38%    (1.34)%     2.71%
Class A Returns After Taxes on Distributions
 and Sale of Fund Shares                       25.59%    (0.22)%     3.48%
Class B Returns Before Taxes (Incept.
 06/09/03)/3/                                  41.73%     0.06%      4.96%
Class C Returns Before Taxes (Incept.
 06/09/03)/3/                                  44.41%     0.27%      4.87%
Russell 2000 Index (reflects no deduction
 for fees, expenses or taxes)                  47.25%     7.13%      9.47%
Russell 2000 Growth Index (reflects no
 deduction for fees, expenses or taxes)        48.54%     0.86%      5.43%

/1/ Returns reflect applicable sales charges.
/2/ Performance shown for the Class A shares reflects the performance of the predecessor fund's Class R shares adjusted for the applicable sales charges. The predecessor fund's Class R is the accounting survivor of the reorganization of the Montgomery Small Cap Fund's Class P and Class R into the Fund's Class A.
/3/ Performance shown for periods prior to the inception of this Class reflects the performance of the predecessor fund's Class R shares adjusted to reflect this Class's fees and expenses.

MONTGOMERY SMALL CAP FUND - FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund/Class, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the periods ended September 30, 2003 and June 30, 2003, and PricewaterhouseCoopers LLP audited this information for all other periods ended June 30. All of this performance information, along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.



---------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                CLASS A SHARES--COMMENCED ON JULY 13, 1990
                                                ---------------------------------------------------------------------------
                                                 Sept. 30,    June 30,     June 30,     June 30,     June 30,     June 30,
For the period ended:                             2003/1/       2003         2002         2001         2000         1999
                                                ---------------------------------------------------------------------------
Net asset value, beginning of period            $     8.93   $     8.61   $    11.85   $    22.20   $    16.58   $    20.73
Income from investment operations:
   Net investment income (loss)                      (0.02)       (0.07)       (0.07)       (0.13)       (0.28)       (0.17)
   Net realized and unrealized gain (loss)
    on investments                                    0.53         0.39        (3.08)       (4.43)        5.90        (1.21)
Total from investment operations                      0.51         0.32        (3.15)       (4.56)        5.62        (1.38)
Less distributions:
   Dividends from net investment income               0.00         0.00         0.00         0.00         0.00         0.00
   Distributions from net realized gain               0.00         0.00        (0.09)       (5.79)        0.00        (2.77)
Total distributions                                   0.00         0.00        (0.09)       (5.79)        0.00        (2.77)
Net asset value, end of period                  $     9.44   $     8.93   $     8.61   $    11.85   $    22.20   $    16.58
Total return/2/                                       5.71%        3.72%      (26.68)%     (21.71)%      34.12%       (4.14)%
Ratios/supplemental data:
   Net assets, end of period (000s)             $   83,152   $   52,891   $   46,707   $   74,297   $  102,622   $  113,323
Ratios to average net assets/4/:
   Ratio of expenses to average net assets            1.40%        1.40%        1.40%        1.35%        1.35%        1.32%
   Ratio of net investment income (loss) to
    average net assets                               (1.13)%      (1.06)%      (0.68)%      (0.85)%      (1.14)%      (1.09)%
Portfolio turnover                                      47%         169%         152%         117%          93%          71%
Ratio of expenses to average net assets prior
 to waived fees and reimbursed expenses/3,4/          1.69%        1.53%        1.51%        1.36%        1.35%        1.32%

                                    CLASS B
                               SHARES--COMMENCED
                                ON JUNE 9, 2003


                                                 Sept. 30,    June 30,
For the period ended:                             2003/1/       2003
                                                -----------------------
Net asset value, beginning of period            $     8.93   $     8.88
Income from investment operations:
   Net investment income (loss)                      (0.04)       (0.01)
   Net realized and unrealized gain (loss) on
    investments                                       0.52         0.06
Total from investment operations                      0.48         0.05
Less distributions:
   Dividends from net investment income               0.00         0.00
   Distributions from net realized gain               0.00         0.00
Total distributions                                   0.00         0.00
Net asset value, end of period                  $     9.41   $     8.93
Total return/2/                                       5.38%        0.56%
Ratios/supplemental data:
   Net assets, end of period (000s)             $      114   $       30
Ratios to average net assets/4/:
   Ratio of expenses to average net assets            2.15%        2.15%
   Ratio of net investment income (loss) to
    average net assets                               (1.88)%      (1.06)%
Portfolio turnover                                      47%         169%
Ratio of expenses to average net assets prior
 to waived fees and reimbursed expenses/3,4/          2.43%        2.28%

                                    CLASS C
                               SHARES--COMMENCED
                                ON JUNE 9, 2003


                                                 Sept. 30,    June 30,
For the period ended:                             2003/1/       2003
                                                -----------------------
Net asset value, beginning of period            $     8.93   $     8.88
Income from investment operations:
   Net investment income (loss)                      (0.02)       (0.01)
   Net realized and unrealized gain (loss) on
    investments                                       0.51         0.06
Total from investment operations                      0.49         0.05
Less distributions:
   Dividends from net investment income               0.00         0.00
   Distributions from net realized gain               0.00         0.00
Total distributions                                   0.00         0.00
Net asset value, end of period                  $     9.42   $     8.93
Total return/2/                                       5.49%        0.56%
Ratios/supplemental data:
   Net assets, end of period (000s)             $       82   $       11
Ratios to average net assets/4/:
   Ratio of expenses to average net assets            2.15%        2.15%
   Ratio of net investment income (loss) to
    average net assets                               (1.91)%      (1.06)%
Portfolio turnover                                      47%         169%
Ratio of expenses to average net assets prior
 to waived fees and reimbursed expenses/3,4/          2.47%        2.28%



/1/ The Fund changed its fiscal year-end from June 30 to September 30.
/2/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/3/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/ Ratios shown for periods of less than one year are annualized.

MONTGOMERY TOTAL RETURN BOND FUND - PERFORMANCE HISTORY

The information on the following pages shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. The Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index. Performance for the new Class Z shares of the Fund prior to their inception will be based on the Class A shares of the Fund.

Please remember that past performance is no guarantee of future results.

The Wells Fargo Montgomery Total Return Bond Fund was organized as the successor fund to the Montgomery Total Return Bond Fund. The predecessor Montgomery fund was reorganized into the Wells Fargo Fund effective at the close of business on June 6, 2003. The historical information shown below for the successor fund reflects the historical information of its predecessor.

      MONTGOMERY TOTAL RETURN BOND FUND CLASS A CALENDAR YEAR RETURNS*/2/

[CHART]
'98 8.51%
'99 (0.78)%
'00 11.85%
'01 9.37%
'02 9.80%
'03 4.37%

Best Qtr.: Q3 '02  4.86% Worst Qtr.: Q2 '99  (0.90)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004, was 0.11%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.



Average annual total returns/1/                                             Life
for the period ended 12/31/03                         1 year   5 years   of Fund
                                                      ------   -------   -------
Class A Returns Before Taxes (Incept. 10/31/01)/2/      (0.32)%  5.84%     6.75%

Class A Returns After Taxes on Distributions            (1.88)%  3.41%     4.07%

Class A Returns After Taxes on Distributions
   and Sale of Fund Shares                              (0.22)%  3.45%     4.08%

Class B Returns Before Taxes (Incept. 10/31/01)/2/      (1.62)%  6.13%     7.25%

Class C Returns Before Taxes (Incept. 10/31/01)/2/       2.36%   6.31%     7.11%

LB Aggregate Bond Index/3/                               4.10%   6.62%     5.57%
   (reflects no deduction for fees, expenses or taxes)

/1/ Returns reflect applicable sales charges.
/2/ Performance shown for the Fund's Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares of the predecessor fund adjusted for applicable sales charges. Performance shown for periods prior to inception of each class reflects the performance of the predecessor fund's Class R shares, adjusted to reflect the applicable fees and expenses of the respective class. The predecessor fund incepted on June 30, 1997.
/3/ Lehman Brothers Aggregate Bond Index.

    MONTGOMERY TOTAL RETURN BOND FUND SELECT CLASS CALENDAR YEAR RETURNS*/1/

[CHART]
'98 8.72%
'99 (0.59)%
'00 12.06%
'01 8.86%
'02 10.46%
'03 4.65%


Best Qtr.: Q3 '01 . 4.86% Worst Qtr.: Q2 '99 . (0.86)%

* The Fund's year-to-date performance through June 30, 2004, was 0.36%.

The table below provides average annual total return information, both before and after taxes, for the Fund's Select Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.


Average annual total returns                                            Life
for the period ended 12/31/03                      1 year   5 years   of Fund
                                                   ------   -------   -------
Select Class Returns Before Taxes
   (Incept. 10/31/01)/1/                            4.65%    6.99%     7.69%

Select Class Returns After Taxes
   on Distributions                                  2.91%   4.37%     4.87%

Select Class Returns After Taxes on
   Distributions and Sale of Fund Shares             3.00%   4.33%     4.80%

LB Aggregate Bond Index/2/                           4.10%   6.62%     5.57%
   (reflects no deduction for expenses or taxes)


/1/ Performance shown for the Select Class shares reflects the performance of the predecessor fund's I-Class shares. Performance shown for periods prior to the inception of the predecessor fund's I-Class shares reflects the performance of the predecessor fund's R shares, and includes expenses that are not applicable to the Select Class shares. The predecessor fund incepted on June 30, 1997.
/2/ Lehman Brothers Aggregate Bond Index.

MONTGOMERY TOTAL RETURN BOND FUND INSTITUTIONAL CLASS CALENDAR YEAR RETURNS*/1/

[CHART]
'98 8.72%
'99 (0.59)%
'00 12.06%
'01 8.70%
'02 10.20%
'03 4.64%

Best Qtr.: Q3 '02  4.91% Worst Qtr.: Q2 '99  (0.86)%

* The Fund's year-to-date performance through June 30, 2004, was 0.22%.

The table below provides average annual total return information, both before and after taxes, for the Fund's Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.



Average annual total returns                                            Life
for the period ended 12/31/03                      1 year   5 years   of Fund
                                                   ------   -------   --------
Institutional Class Returns Before Taxes
   (Incept. 6/30/97)/1/                             4.64%     6.91%     7.62%

Institutional Class Returns After Taxes
   on Distributions                                  2.91%     4.32%     4.83%

Institutional Class Returns After Taxes
   on Distributions and Sale of Fund Shares          3.00%     4.28%     4.77%

LB Aggregate Bond Index/2/                           4.10%     6.62%     7.52%
   (reflects no deduction for expenses or taxes)


/1/  Performance  shown  for  the   Institutional   Class  shares  reflects  the
performance of the predecessor fund's Class R shares.
/2/ Lehman Brothers Aggregate Bond Index.

MONTGOMERY TOTAL RETURN BOND FUND - FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund/Class, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information for the period ended June 30, 2003. PricewaterhouseCoopers LLP audited this information for all prior periods. All performance information along with the auditor's report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING


                                           CLASS A SHARES--
                                           COMMENCED ON
                                           OCTOBER 31, 2001
                                           -------------------------------------
                                           May 31,    June 30,    June 30,
For the period ended:                        20041       2003        2002
                                           -------------------------------------
Net asset value, beginning of period        $12.79      $12.17      $12.45

Income from investment operations:
   Net investment income (loss)               0.34        0.63        0.32
   Net realized and unrealized gain
      (loss) on investments                   (0.35)      0.69       (0.06)

Total from investment operations              (0.01)      1.32        0.26

Less distributions:
   Dividends from net investment income      (0.34)      (0.62)      (0.32)
   Distributions from net realized gain      (0.12)      (0.08)      (0.22)

Total distributions                          (0.46)      (0.70)      (0.54)

Net asset value, end of period              $12.32      $12.79      $12.17

Total return/2/                              (0.09)%     10.95%       2.21%

Ratios/supplemental data:
   Net assets, end of period (000s)         $45,670      $2,691      $  117

Ratios to average net assets/3/:
   Ratios of expenses to average net
      assets                                  0.90%/5/   0.97%/5/   0.96%

   Ratio of net investment income (loss)
      to average net assets                   3.07%       3.78%       5.78%

Portfolio turnover                             918%        544%        193%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/, /4/                             1.16%       1.61%       1.95%



                                           CLASS B SHARES--                    CLASS C SHARES--
                                           COMMENCED ON                        COMMENCED ON
                                           OCTOBER 31, 2001                    OCTOBER 31, 2001
                                           ------------------------------------------------------------------
                                            May 31,    June 30,    June  30,   May 31,    June 30,   June 30,
For the period ended:                        2004        2003        2002       2004        2003        2002
                                           ------------------------------------------------------------------
Net asset value, beginning of period        $12.80      $12.18      $12.45     $12.73      $12.12      $12.45

Income from investment operations:
   Net investment income (loss)               0.25        0.56        0.23       0.25        0.57        0.25
   Net realized and unrealized gain
      (loss) on investments                  (0.35)       0.69       (0.05)     (0.35)       0.67       (0.11)

Total from investment operations             (0.10)       1.25        0.18      (0.10)       1.24        0.14

Less distributions:
   Dividends from net investment income      (0.25)      (0.55)      (0.23)     (0.25)      (0.55)      (0.25)
   Distributions from net realized gain      (0.12)      (0.08)      (0.22)     (0.12)      (0.08)      (0.22)

Total distributions                          (0.37)      (0.63)      (0.45)     (0.37)      (0.63)      (0.47)

Net asset value, end of period              $12.33      $12.80      $12.18     $12.26      $12.73      $12.12

Total return/2/                             (0.79)%       9.85%       1.52%     (0.79)%      9.78%       1.12%

Ratios/supplemental data:
   Net assets, end of period (000s)         $8,031      $3,868      $   87     $6,428      $4,425      $   27

Ratios to average net assets/3/:
   Ratios of expenses to average net
      assets                                  1.65%       1.71%/5/    0.83%      1.65%       1.71%/5/    0.95%

   Ratio of net investment income (loss)
      to average net assets                   2.19%       2.81%       4.93%      2.20%       2.88%       5.14%

Portfolio turnover                             918%        544%        193%       918%        544%        193%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3, 4/                             1.91%       2.31%       1.94%      1.91%       2.32%       1.93%


/1/ The Fund changed its fiscal year-end from June 30 to May 31. Information shown is for an 11-month period.
/2/Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.
/3/ Ratios  shown for periods of less than one year are  annualized.
/4/ During each period, various fees and expenses were waived and/or reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/5/ Includes interest expense.

                                                                   SELECT CLASS SHARES--
                                                                   COMMENCED ON OCTOBER 31, 2001
                                                                   -----------------------------
                                                              May 31,      June 30,      June 30,
                                                                20041         2003          2002
                                                             --------       --------      --------
For the period ended:

Net asset value, beginning of period                          $ 12.58       $ 11.97       $12.45

Income from investment operations:
   Net investment income (loss)                                  0.39          0.73         0.47
   Net realized and unrealized gain (loss) on investments       (0.35)         0.66        (0.25)

Total income from investment operations                          0.04          1.39         0.22

Less distributions:
   Dividends from net investment income                         (0.39)        (0.70)       (0.48)
   Distributions from net realized gain                         (0.12)        (0.08)       (0.22)

Total distributions                                             (0.51)        (0.78)       (0.70)

Net asset value, end of period                                $ 12.11       $ 12.58       $11.97

Total return/2/                                                  0.38%        11.05%        1.90%

Ratios/supplemental data:
   Net assets, end of period (000s)                             $50,699     $51,022       $  202

Ratios to average net assets/3/:
   Ratio of expenses to average net assets                        0.42%        0.42%/5/     0.47%
   Ratio of net investment income (loss) to average net assets    3.49%        4.66%        5.99%

Portfolio turnover                                                918%         544%         193%

Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses/3/, /4/                                    0.74%        0.99%        1.71%

/1/ The Fund changed its fiscal year-end from June 30 to May 31. Information shown is for an 11-month period.
/2/Total return represents aggregate total return for the periods indicated.
/3/ Annualized.
/4/ Includes interest expense.

                                        INSTITUTIONAL CLASS SHARES--COMMENCED
                                        ON JUNE 30, 1997
                                        ---------------------------------------------------------------------
                                         May 31,       June 30,     June 30,   June 30,   June 30,   June 30,
For the period ended:                      20041        2003         2002       2001       2000       1999
                                         --------      --------     --------   --------   --------   --------
  Net asset value, beginning of period     $ 12.57      $ 11.97      $ 11.85    $ 11.33    $ 11.66    $ 12.44

Income from investment operations:
   Net investment income (loss)              0.36         0.64         0.43       0.70       0.77       0.73
   Net realized and unrealized gain
      (loss) on investments                 (0.34)       0.68         0.36       0.52      (0.20)     (0.35)

Total from investment operations             0.02        1.32         0.79       1.22       0.57       0.38

Less distributions:
   Dividends from net investment income     (0.36)      (0.64)       (0.45)     (0.70)     (0.75)     (0.74)
   Distributions from net realized gain     (0.12)      (0.08)       (0.22)      0.00      (0.15)     (0.42)

Total distributions                         (0.48)      (0.72)       (0.67)     (0.70)     (0.90)     (1.16)

Net asset value, end of period            $ 12.11      $ 12.57      $ 11.97    $ 11.85    $ 11.33    $ 11.66

Total return/2/                              0.20%       11.01%        8.81%     11.06%      4.96%      3.20%

Ratios/supplemental data:
   Net assets, end of period (000s)       202,187      $91,244      $38,841    $31,788    $28,112    $38,476

Ratios to average net assets:
   Ratios of expenses to average net assets  0.70         0.60%/4/     0.71%      0.95%      0.80%      1.16%
   Ratio of net investment income (loss) to
      average net assets                     3.25%        4.56%        5.38%      6.02%      6.78%      5.88%

Portfolio turnover                            918%         544%         193%       449%       176%       158%

Ratio of expenses to average net assets
   prior to waived fees and reimbursed
   expenses/3/                               0.99%        1.19%        1.42%      1.59%      1.13%      1.25%

/1/ The Fund changed its fiscal year-end from June 30 to May 31. Information shown is for an 11-month period.
/2/Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown.
/3/ During each period, various fees and expenses were waived and/or reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/4/ Includes interest expense.

SPECIALIZED TECHNOLOGY FUND - PERFORMANCE HISTORY

The information on the following pages shows you how the Fund has performed and illustrates the variability of a Fund's returns over time. the Fund's average annual returns for one-, five- and ten-year periods (or for the life of the Fund, as applicable) are compared to the performance of an appropriate broad-based index. Performance for the new Class Z shares of the Fund prior to their inception will be based on the Class A shares of the Fund.

Please remember that past performance is no guarantee of future results.

SPECIALIZED TECHNOLOGY FUND CLASS A CALENDAR YEAR RETURNS*

[GRAPHIC]

'01 (38.36)%
'02 (41.33)%
'03 72.47%

Best Qtr.: Q4 '01  39.40% Worst Qtr.: Q1 '01  (32.80)%

* Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through June 30, 2004 was 6.57%.

The table below provides average annual total return information for the Fund's Class A, Class B and Class C shares and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.



Average annual total returns/1/
                                                              Life
for the period ended 12/31/03                      1 year    of Fund
Class A Returns Before Taxes (Incept. 9/18/00)     62.60%   (24.25)%
Class A Returns After Taxes on Distributions       62.60%   (24.25)%
Class A Returns After Taxes on Distributions
  and Sale of Fund Shares                          40.69%   (19.46)%
Class B Returns Before Taxes (Incept.              66.19%   (25.16)%
  9/18/00)
Class C Returns Before Taxes (Incept.              68.80%   (23.66)%
  9/18/00)
S&P 500 Index (reflects no deduction for
  fees, expenses or taxes)/2/                      28.67%    (6.13)%

/1/ Returns reflect applicable sales charges.
/2/ S&P 500 is a registered trademark of Standard & Poor's.

SPECIALIZED TECHNOLOGY FUND -  FINANCIAL HIGHLIGHTS

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund/Class, if shorter). Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and the Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING



                                            CLASS A SHARES--COMMENCED
                                            ON SEPTEMBER 18, 2000
                                            -------------------------------------------------
                                             Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,
For the period ended:                          2003         2002         2001          2000
                                            -------------------------------------------------
Net asset value, beginning of period        $     2.23   $     3.02   $    10.11   $    10.00
Income from investment operations:
   Net investment income (loss)                   0.02        (0.06)       (0.02)        0.00
   Net realized and unrealized gain (loss)
    on investments                                1.68        (0.73)       (7.07)        0.11
Total from investment operations                  1.70        (0.79)       (7.09)        0.11
Less distributions:
   Dividends from net investment income           0.00         0.00         0.00         0.00
   Distributions from net realized gain           0.00         0.00         0.00         0.00
Total distributions                               0.00         0.00         0.00         0.00
Net asset value, end of period              $     3.93   $     2.23   $     3.02   $    10.11
Total return/1/                                  76.23%      (26.16)%     (70.13)%       1.10%
Ratios/supplemental data:
   Net assets, end of period (000s)         $  110,730   $   13,559   $   22,946   $   42,626
Ratios to average net assets/3/:
   Ratio of expenses to average net assets        1.75%        1.75%        1.75%        1.75%
   Ratio of net investment income (loss)
    to average net assets                        (1.45)%      (1.37)%      (0.47)%      (0.13)%
Portfolio turnover                                 276%         388%         773%           7%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,3/                                    1.98%        2.47%        2.00%        2.02%

                                            CLASS B SHARES--COMMENCED
                                            ON SEPTEMBER 18, 2000
                                            -------------------------------------------------
                                             Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,
For the period ended:                          2003         2002         2001          2000
                                            -------------------------------------------------
Net asset value, beginning of period        $     2.19   $     3.00   $    10.11   $    10.00
Income from investment operations:
   Net investment income (loss)                  (0.06)       (0.08)       (0.06)        0.00
   Net realized and unrealized gain (loss)
    on investments                                1.72        (0.73)       (7.05)        0.11
Total from investment operations                  1.66        (0.81)       (7.11)        0.11
Less distributions:
   Dividends from net investment income           0.00         0.00         0.00         0.00
   Distributions from net realized gain           0.00         0.00         0.00         0.00
Total distributions                               0.00         0.00         0.00         0.00
Net asset value, end of period              $     3.85   $     2.19   $     3.00   $    10.11
Total return/1/                                  75.80%      (27.00)%     (70.33)%       1.10%
Ratios/supplemental data:
   Net assets, end of period (000s)         $   31,758   $   20,949   $   34,218   $   52,958
Ratios to average net assets/3/:
   Ratio of expenses to average net assets        2.50%        2.50%        2.50%        2.50%
   Ratio of net investment income (loss)
    to average net assets                        (2.10)%      (2.12)%      (1.24)%      (0.88)%
Portfolio turnover                                 276%         388%         773%           7%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,3/                                    3.08%        3.46%        2.72%        2.77%

                                            CLASS C SHARES--COMMENCED
                                            ON SEPTEMBER 18, 2000
                                            -------------------------------------------------
                                             Sept. 30,    Sept. 30,    Sept. 30,    Sept. 30,
For the period ended:                          2003         2002         2001          2000
                                            -------------------------------------------------
Net asset value, beginning of period        $     2.19   $     3.00   $    10.11   $    10.00
Income from investment operations:
   Net investment income (loss)                  (0.06)       (0.08)       (0.06)        0.00
   Net realized and unrealized gain (loss)
    on investments                                1.71        (0.73)       (7.05)        0.11
Total from investment operations                  1.65        (0.81)       (7.11)        0.11
Less distributions:
   Dividends from net investment income           0.00         0.00         0.00         0.00
   Distributions from net realized gain           0.00         0.00         0.00         0.00
Total distributions                               0.00         0.00         0.00         0.00
Net asset value, end of period              $     3.84   $     2.19   $     3.00   $    10.11
Total return/1/                                  75.34%      (27.00)%     (70.33)%       1.10%
Ratios/supplemental data:
   Net assets, end of period (000s)         $    7,076   $    4,295   $    7,320   $   14,176
Ratios to average net assets/3/:
   Ratio of expenses to average net assets        2.50%        2.50%        2.50%        2.50%
   Ratio of net investment income (loss)
    to average net assets                        (2.10)%      (2.12)%      (1.22)%      (0.90)%
Portfolio turnover                                 276%         388%         773%           7%
Ratio of expenses to average net assets
 prior to waived fees and reimbursed
 expenses/2,3/                                    2.91%        3.16%        2.66%        2.77%


/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Total returns for periods of less than one year are not annualized.
/2/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
/3/ Ratios shown for periods of less than one year are annualized.

               EXHIBIT F -- AGREEMENT AND PLAN OF REORGANIZATION



                             WELLS FARGO FUNDS TRUST


                                       OR


                           WELLS FARGO VARIABLE TRUST

                                       AND

   THE APPLICABLE STRONG FUND ENTITY IDENTIFIED ON THE SIGNATURE PAGES HEREOF






                                  AGREEMENT AND

                                     PLAN OF

                                 REORGANIZATION






                         DATED AS OF SEPTEMBER 13, 2004

         This AGREEMENT AND PLAN OF REORGANIZATION (the or this "Plan") is made as of this 13th day of September, 2004, by and between Wells Fargo Funds Trust, a Delaware statutory trust, and Wells Fargo Variable Trust, a Delaware statutory trust, each as applicable to the acquisition of the applicable Acquired Funds (as hereinafter defined) (as applicable, "Wells Fargo Funds"), each acting for itself and on behalf of its series (each an "Acquiring Fund") and the Strong Fund entities identified on the signature pages hereof, each either a Delaware statutory trust or a Wisconsin corporation as indicated on the signature pages hereof (each, a "Registrant"), each acting for itself and on behalf of its series (each an "Acquired Fund"), (as to Section 21 only) Wells Fargo Funds Management, LLC, a Delaware limited liability company ("WFFM") and (as to Section 21 only) Strong Capital Management, Inc., a Wisconsin corporation ("SCM").

         WHEREAS, Wells Fargo & Company; Wells Capital Management Incorporated; WFFM; Wells Fargo Bank, N.A.; Wells Fargo Investments, LLC; Strong Financial Corporation ("SFC"); and certain shareholders of SFC entered into an Asset Purchase Agreement (the "Purchase Agreement") dated as of May 25, 2004 which, among other things, provides for the purchase of certain assets of SFC by Wells Fargo and its affiliates and contemplates a reorganization of the Acquired Funds, which are currently being managed by SCM, into the Acquiring Funds;

         WHEREAS, Wells Fargo Funds and Registrant are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

         WHEREAS, the parties desire that each Acquiring Fund (a "Corresponding Acquiring Fund") acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Fund listed above opposite the Acquiring Fund ("Corresponding Acquired Fund") in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Corresponding Acquired Fund in connection with the liquidation and termination of the Corresponding Acquired Fund (each transaction between an Acquiring Fund and its Corresponding Acquired Fund, a "Reorganization");

         WHEREAS, in connection with the Reorganizations, as soon as reasonably practicable following the steps above, Registrant shall be liquidated and dissolved, transferring any and all of its remaining assets and liabilities, other than the right to receive any shares of the Acquired Funds referred to above, to a new trust (the "Successor Trust"); and

         WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986 (the "Code"), and that each Acquiring Fund and its Corresponding Acquired Fund be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to that Reorganization;

         NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.   DEFINITIONS.

     The following terms shall have the following meanings:

1933 ACT..........The Securities Act of 1933, as amended.

1934 ACT..........The Securities Exchange Act of 1934, as amended.

ACQUIRED  CLASS..........The  Acquired  Fund share  class set forth  opposite an
     Acquiring Class in the Corresponding Classes Table on Schedule A.

ACQUIRING  CLASS..........The  class of an  Acquiring  Fund's  shares that Wells
     Fargo Funds will issue to the shareholders of the Corresponding Acquired Class as set forth in the Corresponding Classes Table on Schedule A.

ACQUIRED  FUND  FINANCIAL  STATEMENTS..........For  Active  Reorganizations  (as
     defined below), the audited financial statements of each Acquired Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquired Fund for its most recently completed semi-annual period.

ACQUIRING FUND FINANCIAL STATEMENTS.........For Active Reorganizations involving
     Acquiring Funds that are not Shell Acquiring Funds, the audited financial statements of each Acquiring Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of each Acquiring Fund for its most recently completed semi-annual period.

ACQUIRED ASSETS..........All Assets, other than the Excluded Assets.

ACTIVE  REORGANIZATION..........Each  Reorganization  set  forth  in the  Active
     Reorganization Table on Schedule A.

ASSETS..........All  property and assets of any kind and all interests,  rights, privileges and powers of or attributable to an Acquired Fund, whether or not determinable at the Effective Time and wherever located. Assets include all cash, cash equivalents, securities, insurance policies and rights thereunder, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by an Acquired Fund and any deferred or prepaid expense shown as an asset on the Acquired Fund's books.

ASSUMED   LIABILITIES..........All   Liabilities,   other   than  the   Excluded
     Liabilities, of an Acquired Fund, including the obligations of each Acquired Fund to indemnify, advance funds to, defend, contribute to the liability of, and/or hold harmless, the president and/or any director of the Acquired Fund under or pursuant to a contract identified on Schedule C or such Acquired Fund's constituent documents, in either case, as in effect on or prior to the date of this Plan, except those relating to or resulting from the Specified Rights and Obligations.

BOARD.........Board  of  Directors or Board of Trustees of  Registrant  or Wells
     Fargo Funds, as the context requires (and references herein to "directors" or "trustees" of either entity mean the directors or trustees, as applicable, of that entity).

CLOSING DATE..........April 8, 2005, or such other time as the parties may agree to in writing with respect to a Reorganization.

CONTINGENT SETTLEMENT AND RELEASE  AGREEMENT..........The  Contingent Settlement
     and Release Agreement dated May 14, 2004, by and among the Acquired Funds, SCM, and the other SFC-affiliated defendants.

EFFECTIVE TIME..........9:00 a.m. Eastern Time on the business day following the
     Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.

EXCLUDED ASSETS..........All rights of an Acquired Fund: (i) under or in respect of this Plan, (ii) in respect of its relationship with any legal counsel relating to this Plan or the Specified Rights and Obligations, including without limitation, any attorney-client, attorney work-product, or other privilege, or (iii) that comprise Specified Rights and Obligations, which shall not be deemed to be Assets at the Effective Time and shall not be transferred to an Acquiring Fund, but instead shall be retained by the Acquired Fund.

EXCLUDED  LIABILITIES..........All  Liabilities of the Acquired Funds in respect of the Specified Rights and Obligations, which shall not be deemed to be Liabilities at the Effective Time and shall not be transferred to an Acquiring Fund but instead shall be retained by the Acquired Fund.

HSR  ACT..........The  Hart-Scott-Rodino  Antitrust Improvements Act of 1976, as
     amended.

KNOW, KNOWN OR KNOWLEDGE..........Known after reasonable inquiry.

LIABILITIES..........Any  and all debts,  liabilities and  obligations,  whether accrued or unaccrued, Known or unknown, absolute or contingent, conditional or fixed, matured or unmatured, or determined or determinable, of, allocated or attributable to, an Acquired Fund.

LIQUIDATING  TRUST..........A  trust (i) meeting the  requirements  set forth in
     Internal Revenue Service Revenue Procedure 82-58, 1982-2 C.B. 848; (ii) that is at no time described in Section 851(a)(1) or Section 851(a)(2) of the Code; and (iii) that does not elect to be treated as a corporation for federal or applicable state tax purposes.

MARKETABLE  TITLE..........References  in this  Plan to  marketable  title  mean marketable title subject to any restrictions on transferability imposed under or in connection with applicable securities laws; for example, title to securities that are "restricted securities" (as defined in Rule 144(a)(3) under the 1933 Act) shall not be deemed to not result in marketable title by reason of the restrictions on transfer imposed on restricted securities pursuant to the 1933 Act.

MATERIAL  AGREEMENTS..........The  agreements set forth on Schedule C, as may be amended from time to time.

N-1A REGISTRATION  STATEMENT..........The  Registration Statement of Wells Fargo
     Funds on Form N-1A under the 1933 Act and the 1940 Act as filed with the SEC and in effect as of the date of this Plan.

N-14 REGISTRATION  STATEMENT..........The  Registration Statement of Wells Fargo
     Funds on Form N-14 under the 1933 Act and the 1940 Act that will register the shares of each Acquiring Fund to be issued in the Reorganizations and will include the proxy materials necessary for the shareholders of the Corresponding Acquired Funds to approve the Reorganizations.

PRESIDENT..........References  in this  Plan to the  president  of the  Acquired
     Funds or any of them refer to Phillip O. Peterson.

REORGANIZATION  DOCUMENTS..........Such  bills of sale,  assignments,  and other instruments of transfer as Wells Fargo Funds and Registrant deem desirable for an Acquired Fund to transfer to an Acquiring Fund all right and title to and interest in the Corresponding Acquired Fund's Acquired Assets and Assumed Liabilities and for the Acquiring Fund to assume the Corresponding Acquired Fund's Acquired Assets and Assumed Liabilities.

SCHEDULE A..........Schedule A to this Plan.

SCHEDULE B..........Schedule B to this Plan, as amended from time to time.

SCHEDULE C..........Schedule C to this Plan, as amended from time to time.

SCHEDULE D..........Schedule D to this Plan.

SCHEDULE E..........Schedule E to this Plan.

SHELL ACQUIRING  FUNDS...........The Acquiring  Funds  that  have no  assets  or liabilities as of the date of this Plan.

SHELL REORGANIZATIONS...........The  Reorganizations  set  forth  in  the  Shell
     Reorganization Table on Schedule A.

SPECIFIED CLAIMS..........Any  rights that arise out of or relate to any and all matters relating to (1) the allegations contained in the complaint filed by the New York Attorney General and settled September 3, 2003, including but not limited to the shareholder class actions and derivative actions disclosed as items 1 through 51 on Schedule B, (2) any litigation or other proceeding arising out of the same or similar allegations, (3) any litigation or other proceeding arising out of any investigations or other matters that are or should be identified on Schedule B, and (4) any personal trading in mutual funds by Richard S. Strong.

SPECIFIED  RIGHTS  AND  OBLIGATIONS..........Any  rights or  claims  (including, without limitation, in respect of insurance, indemnification, or contribution) in connection with, and Liabilities of an Acquired Fund in respect of, the Specified Claims.

VALUATION   TIME..........The  time  on  the  Closing  Date,  the  business  day immediately preceding the Closing Date if the Closing Date is not a business day or such other time and date as the parties may agree to in writing, that Wells Fargo Funds determines the net asset value of the shares of the Acquiring Fund and Registrant determines the net value of the Acquired Assets of or attributable to the Corresponding Acquired Fund. Unless otherwise agreed to in writing, the Valuation Time of a Reorganization shall be as of the date and time of day then set forth in the N-14 Registration Statement as the date and time of day as of which net asset value is calculated.

2.   REGULATORY FILINGS AND SHAREHOLDER ACTION.

     (a) Wells Fargo Funds shall promptly prepare and file the N-14 Registration Statement with the SEC. Wells Fargo Funds also shall promptly prepare and file an amendment to its Registration Statement with the SEC on Form N-1A to register the shares of the Acquiring Funds involved in the Shell Reorganizations. Wells Fargo Funds shall make any state securities filings necessary to accomplish the Reorganization as and when required. Prior to making any filing with the SEC of the N-14 Registration Statement or any amendment thereto, Wells Fargo Funds shall give Registrant a reasonable opportunity to review and comment thereon and shall obtain Registrant's consent to the making of such filing. Registrant shall review such filing and communicate any comments with respect thereto as soon as reasonably practicable.

     (b) Registrant shall assist Wells Fargo Funds in preparing the N-14 Registration Statement and the Form N-1A amendment referenced in Subsection 2(a) of this Plan.

     (c) The parties shall seek orders of the SEC, if appropriate, providing them with any necessary relief from the 1940 Act to permit them to consummate the transactions contemplated by this Plan.

     (d)  As  soon  as  practicable   after  the  effective  date  of  the  N-14
Registration Statement, each Acquired Fund shall hold a meeting of its shareholders to consider and approve this Plan, the Reorganization and such other matters as the Board of the Acquired Fund may determine.

     (e) Each of Registrant and Wells Fargo Funds shall use all commercially reasonable efforts to cause all of the conditions to the obligations of the other set forth in Section 7 or 8 hereof to be satisfied as promptly as reasonably practicable following the date of this Plan.

3. TRANSFER OF ACQUIRED FUND ACQUIRED ASSETS. Registrant, on behalf of each Acquired Fund, and Wells Fargo Funds shall take the following steps with respect to each Reorganization:

     (a) On or prior to the Closing Date, Registrant shall endeavor to pay or make reasonable provision to pay out of the Acquired Fund's Assets all of the Liabilities, expenses, costs and charges of or attributable to the Acquired Fund that are Known to Registrant and that are due and payable as of the Closing Date.

     (b) At the Effective Time, Registrant shall assign, transfer, deliver and convey all of the Acquired Assets of each Acquired Fund to the Corresponding Acquiring Fund. Wells Fargo Funds shall then accept the Acquired Assets and assume the Assumed Liabilities such that at and after the Effective Time (i) all of the Acquired Assets at or after the Effective Time shall become and be the assets of the Acquiring Fund and (ii) all of the Assumed Liabilities at the Effective Time shall attach to the Acquiring Fund, and be enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund. Wells Fargo Funds agrees on behalf of each Acquiring Fund that upon any merger, consolidation, conversion of form of entity, corporate reorganization, liquidation, dissolution, or sale or disposition (whether in a single transaction or a series of related transactions) of all or substantially all of the assets of such Acquiring Fund within three (3) years after the Closing Date, it will cause the surviving or transferee entity to agree in writing to be bound by all of the Acquiring Fund's obligations under clause (ii) of this Section 3(b).

     (c)  Registrant  shall  assign,  transfer,  deliver and convey the Acquired
Fund's   Acquired   Assets   to  the   Corresponding   Acquiring   Fund  at  the
Reorganization's Effective Time on the following bases:

          (1) In exchange for the transfer of the Acquired Assets, Wells Fargo Funds shall simultaneously issue and deliver to the Acquired Fund full and fractional shares of beneficial interest of the corresponding Acquiring Class. Wells Fargo Funds shall determine the number of shares of each Acquiring Class to issue by dividing the net value of the Acquired Assets attributable by ratable allocation to the corresponding Acquired Class by the net asset value of one Acquiring Class share. Based on this calculation, Wells Fargo Funds shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the net value of the Acquired Assets of the corresponding Acquired Class.

          (2) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the net value of the Acquired Assets to be conveyed, as of the Valuation Time in accordance with Wells Fargo Funds current valuation policies and procedures, a copy of which has been furnished to Registrant. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

          (3) Registrant shall cause its custodian to transfer the Acquired Assets with good and marketable title to the custodian for the account of the Acquiring Fund. Registrant shall cause its custodian to transfer all cash in the form of immediately available funds payable to the order of the Wells Fargo Funds' custodian for the account of the Acquiring Fund. Registrant shall cause its custodian to transfer any Acquired Assets that were not transferred to the Acquiring Fund's custodian at the Effective Time to the Wells Fargo Funds' custodian at the earliest practicable date thereafter.

     (d) Promptly after the Closing Date, Registrant will deliver to Wells Fargo Funds an unaudited statement of Assets and Liabilities of the Acquired Fund as of the Closing Date.

     (e) Notwithstanding anything herein to the contrary, the Specified Rights and Obligations shall not be Acquired Assets or Assumed Liabilities and shall not be assigned, transferred, delivered or conveyed to the Acquiring Fund or accepted or assumed by Wells Fargo Funds.

4. LIQUIDATION AND TERMINATION OF ACQUIRED FUNDS, REGISTRATION OF SHARES AND ACCESS TO RECORDS. Registrant, on behalf of each of the Acquired Funds, and Wells Fargo Funds, shall take the following steps with respect to each
     Reorganization:

     (a) At or as soon as reasonably practical after the Effective Time, Registrant shall liquidate by (i) distributing to shareholders of record of the corresponding Acquired Class immediately prior to the Effective Time full and fractional shares of beneficial interest of the corresponding Acquiring Class equal in value, as of the Valuation Time, to the shares of the corresponding Acquired Class held of record by the shareholder immediately prior to the Effective Time, and (ii) transferring the Excluded Assets and the Excluded Liabilities to the Successor Trust in accordance with applicable law and Registrant's Articles of Incorporation or Declaration of Trust. Each shareholder also shall have the right to receive from the Acquiring Fund at or as soon as practicable after the Effective Time any unpaid dividends or other distributions that Registrant declared with respect to the shareholder's Corresponding Acquired Fund shares before the Effective Time. Wells Fargo Funds shall record, on separate and distinct records for each Acquiring Fund, the ownership by the shareholders of the respective Acquiring Fund shares; Registrant shall simultaneously redeem and cancel on its books all of the issued and outstanding shares of each corresponding Acquired Class. Wells Fargo Funds does not issue certificates, and shall not be required to issue certificates to shareholders of the Acquired Funds. Registrant shall wind up its business and the affairs of the Acquired Funds and shall take all steps as are necessary and proper to dissolve and terminate Registrant and the Acquired Funds as soon as is reasonably practicable after the Effective Time and in accordance with all applicable laws and regulations, as set forth in the Plan of Dissolution contained in Schedule D.

     (b) At and after the Closing Date, Registrant shall provide Wells Fargo Funds and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Acquired Fund shareholders and the number and percentage ownership of the outstanding shares of the corresponding Acquired Classes owned by each shareholder immediately prior to the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Acquired Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Prior to the Closing Date, Registrant shall direct its service providers that maintain records with respect to the Acquired Fund as are required by Section 31 of, and Rules 31a-1 and 31a-2 under, the 1940 Act to continue to preserve and maintain such records as required by such Section and Rules, unless Wells Fargo Funds and Registrant agree in writing that such records be delivered to Wells Fargo Funds or to another service provider. As soon as practicable following the Reorganization, Registrant shall deliver all books and records with respect to the Acquired Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each corresponding Acquired Class, to Wells Fargo Funds and Wells Fargo Funds shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

     (c) If Wells Fargo Funds or any Acquiring Fund receives any distribution from the Contingent Settlement and Release Agreement or any regulatory settlement, it shall not retain such distribution except as such retention may be in accordance with the Contingent Settlement and Release Agreement or such regulatory settlement, as the case may be, and otherwise will remit it promptly to the Successor Trust, which shall deliver such distribution (or cause the delivery thereof) to the person or persons entitled thereto in accordance with the Contingent Settlement and Release Agreement or regulatory settlement, as the case may be, and, to the extent not inconsistent with such agreement or regulatory settlement, this Plan.

5. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF REGISTRANT. Registrant, on behalf of itself and, as appropriate, each of its Acquired Funds, separately and not jointly, represents and warrants to, and agrees with, Wells Fargo Funds as follows:

     (a) Registrant is a statutory trust or corporation, duly created, validly existing and in good standing under the laws of the State of Delaware or Wisconsin. The Board of Registrant duly established and designated each of the Acquired Funds as a series of Registrant. Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

     (b) Each of Registrant and the Acquired Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A as filed with the SEC and amended from time to time, to enter into this Plan and, subject to the approval of shareholders referred to in Section 2, to consummate the transactions contemplated herein.

     (c) The Board of Registrant has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Registrant have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and, subject to the approval of shareholders referred to in Section 2, the consummation of the transactions contemplated by this Plan will not, violate any applicable law or regulation, Registrant's Articles of Incorporation or Trust Instrument and By-Laws or other constituent agreements or any Material Agreement. Except for the approval of the shareholders of each Acquired Fund, Registrant does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

     (d) For each taxable year of its operation (including, as applicable, the taxable year ending on the day of the Effective Time), each Acquired Fund has met (or will meet) the requirements under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and has computed (or will compute) its federal income tax liability, if any, under
Section 852 of the Code.

     (e) The N-14 Registration Statement, when filed with the SEC, when distributed to shareholders and at the time of the shareholder meeting of each Acquired Fund for the Reorganization and at the Effective Time of the Reorganization, insofar as it relates to the Registrant and each Acquired Fund: shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

     (f) Registrant has duly authorized and validly issued all of the issued and outstanding shares of each Acquired Fund and all of the shares are validly outstanding, fully paid and non-assessable by Registrant, and were offered for sale and sold in conformity, in all material respects, with the registration requirements of all applicable federal and state securities laws. There are no outstanding options, warrants or other rights to subscribe for or purchase the shares of any Acquired Fund, nor are there any securities convertible into shares of any Acquired Fund, except to the extent that Class B shares of an applicable Acquired Fund are convertible into Class A shares under certain circumstances.

     (g) Except in respect of the facts underlying the matters disclosed on Schedule B, as to which no representation is made, Registrant, with respect to each Acquired Fund, is in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and, from the date of this Plan through the Closing Date, shall comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. Except in respect of the facts underlying the matters disclosed on Schedule B as to which no representation is made, Registrant, with respect to each Acquired Fund, is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in its Form N-1A Registration Statement currently in effect. The value of the net assets of each Acquired Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquired Fund and all purchases and redemptions of shares of each Acquired Fund have been effected at the net asset value per share calculated in such a manner.

     (h) Except as otherwise provided herein, Registrant shall operate the business of each of the Acquired Funds in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquired Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquired Fund and Wells Fargo Funds in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (including obtaining such additional "run off" insurance coverage as Registrant's Board may approve and selling assets for purposes of realizing taxable gains to offset tax-loss carryforwards). Notwithstanding the foregoing, Registrant shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization," within the meaning of Section 368(a) of the Code; and (ii) take all commercially reasonable actions necessary to ensure satisfaction of representations in the certificate to be provided to Morrison & Foerster LLP in connection with their opinion described in Sections 7(g) and 8(f).

     (i) At the Effective Time, each Acquired Fund will have good and marketable title to its Assets and, subject to the approval of such Acquired Fund's shareholders, full right, power and authority to assign, transfer, deliver and convey such Assets.

     (j) The Acquired Fund Financial Statements, copies of which have been previously delivered to Wells Fargo Funds fairly present in accordance with generally accepted accounting principles consistently applied the financial position of the Acquired Fund as of the Acquired Fund's most recent fiscal year-end and, if applicable, semi-annual period-end, and the results of the Acquired Fund's operations and changes in the Acquired Fund's Known Assets and Known Liabilities in the ordinary course for the periods indicated. The Acquired Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

     (k) To the Knowledge of Registrant, none of the Acquired Funds has any Liabilities, other than Liabilities that arise out of or result from the Specified Rights and Obligations, Liabilities disclosed or provided for in the Acquired Fund Financial Statements and Liabilities incurred in the ordinary course of business subsequent to the date of the Acquired Fund Financial Statements. Without limiting the generality of the previous sentence, none of the Acquired Funds has any Liabilities to SCM or any other service provider of such Acquired Fund for fees previously waived or deferred by SCM or any other such service provider.

     (l) Except as disclosed on Schedule B, Registrant does not Know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against any Acquired Fund, its Assets or businesses or any of the Acquired Funds' advisers or principal underwriters (all of whom are identified on Schedule E hereto) relating to the services such adviser or underwriter provides to any of the Acquired Funds. Except for the facts underlying the matters disclosed on Schedule B, none of the Acquired Funds Knows of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against such Acquired Fund, or any of its advisers or principal underwriters relating to the services such adviser or underwriter provides to such Acquired Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as disclosed on Schedule B, neither Registrant nor any of the Acquired Funds and to their Knowledge, none of their advisers or principal underwriters is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by the Plan.

     (m) All contracts, agreements and similar instruments to which any of the Acquired Funds are party or by which any of them are bound that (i) are material to Registrant's business as it relates to the Acquired Funds or (ii) grant a right to indemnification, advancement of funds, defense, contribution to the liability of and/or be held harmless to any director or the president of any Acquired Fund, are listed on Schedule C. No material default exists on the part of the Registrant or any Acquired Fund or, to the Registrant's Knowledge, any other party, under any contract or agreement listed on Schedule C. With respect to any contract, agreement or similar instrument related to any of the Acquired Funds to which Registrant is a party that is not listed on Schedule C: (i) such contract, agreement or similar instrument was entered into in the ordinary course of Registrant's business; (ii) no material default exists with respect to such contract, agreement or similar instrument on the part of Registrant or any of the Acquired Funds, or to the Registrant's Knowledge, any other party; and
(iii) such contract, agreement or similar instrument is not material to the business of Registrant. Nothing in this Section prevents Registrant from entering into, amending or terminating a contract, agreement or instrument after the date of this Plan if such action would not constitute a breach of any of Registrant's representations or other obligations under this Plan.

     (n) Registrant has (i) timely filed all of its and its Acquired Fund's tax returns for all of their taxable years to and including the Acquired Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; or otherwise made sufficient provision therefor; and (ii) made available to Wells Fargo Funds all of its and its Acquired Fund's previously filed tax returns. To the Knowledge of Registrant, no such return is currently under audit and no assessment has been asserted with respect to such returns. Registrant will file all of its and its Acquired Fund's tax returns (and pay any taxes due thereon) for all of their taxable periods ending on or before the Effective Time not previously filed on or before their due dates (taking account of any valid extensions thereof).

     (o) Since the date of the Acquired Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or Assets of the Acquired Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

     (p) Registrant has not established a deferred compensation plan for the benefit of members of its Board.

     (q) The Successor Trust shall constitute a Liquidating Trust.

6. CERTAIN REPRESENTATIONS, WARRANTIES AND AGREEMENTS OF WELLS FARGO FUNDS. Wells Fargo Funds, on behalf of itself and, as appropriate, each of its Acquiring Funds, separately and not jointly, represents and warrants to, and agrees with Registrant as follows:

     (a) Wells Fargo Funds is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of Wells Fargo Funds duly established and designated each Acquiring Fund as a series of Wells Fargo Funds and each Acquiring Class as a class of the Acquiring Fund. Wells Fargo Funds is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

     (b) Each of Wells Fargo Funds and the Acquiring Funds has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as described in its Registration Statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

     (c) The Board of Wells Fargo Funds has duly authorized the execution and delivery of the Plan and the transactions contemplated herein. Duly authorized officers of Wells Fargo Funds have executed and delivered the Plan. The Plan represents a valid and binding contract, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate any applicable law or regulation, the Declaration of Trust of Wells Fargo Funds or other constituent documents or any Material Agreement. Wells Fargo Funds does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

     (d) For each taxable year of its operation, each Acquiring Fund (other than an Acquiring Fund participating in a Shell Reorganization) has met (or will meet) the requirements under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code for qualification as a regulated investment company and has computed (or will compute) its federal income tax under Section 852 of the Code.

     (e) The N-14 Registration Statement, when filed with the SEC, when distributed to shareholders and at the time of the shareholder meeting of each Acquired Fund for the Reorganization and at the Effective Time of the
Reorganization: (i) shall comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, the rules and regulations thereunder and state securities laws and (ii) insofar as it relates to the Wells Fargo Funds and each Acquiring Fund and the Acquiring Classes shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made.

     (f) If the Reorganization is a Shell Reorganization, each applicable Acquiring Fund shall have no assets or liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior or at to the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

     (g) Wells Fargo Funds has duly authorized and validly issued all of the issued and outstanding shares of each Acquiring Fund and those shares are fully paid and non-assessable and were offered for sale and sold in conformity, in all material respects, with the registration requirements of all applicable federal and state securities laws. Wells Fargo Funds shall duly authorize the shares of each Acquiring Fund to be issued and delivered to the Acquired Fund as of the Effective Time. When issued and delivered, the shares of each Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of any Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are no outstanding options, warrants or other rights to subscribe for or purchase the shares of any Acquiring Fund, nor are there any securities convertible into shares of any Acquiring Fund.

     (h) Wells Fargo Funds, with respect to each Acquiring Fund, is and at the Effective Time, will be in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. Wells Fargo Funds, with respect to each Acquiring Fund, is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the Form N-1A Registration Statement. The value of the net assets of each Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of the Acquiring Fund and all purchases and redemptions of shares of each Acquiring Fund have been effected at the net asset value per share calculated in such a manner.

     (i) Except as disclosed on Schedule B, Wells Fargo Funds does not Know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against Wells Fargo Funds, WFFM, or any Acquiring Fund or their assets or businesses, or against any of the Acquiring Funds' advisers or principal underwriters (all of whom are identified on Schedule E hereto) relating to the services such adviser or underwriter provides to e Acquiring Fund. Wells Fargo Funds does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against Wells Fargo Funds, WFFM or the Acquiring Fund or any of its advisers or principal underwriters relating to the services such adviser or underwriter provides to such Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither Wells Fargo Funds nor any of the Acquiring Funds and to their Knowledge, none of their advisers or principal underwriters is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or Assets or its ability to consummate the transactions contemplated by this Plan.

     (j) All contracts, agreements and similar instruments that are material to the Wells Fargo Funds' business are listed on Schedule C. No material default exists under any contract or agreement listed on Schedule C. With respect to any contract, agreement or similar instrument to which the Wells Fargo Funds are a party that is not listed on Schedule C: (i) such instrument was entered into in the ordinary course of the Wells Fargo Funds' business; (ii) no material default exists with respect to such instrument; and (iii) such instrument is not material to the business of the Wells Fargo Funds.

     (k) Except as otherwise provided herein, Wells Fargo Funds shall operate the business of each Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by the Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of each Acquired Fund and Wells Fargo Funds in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonably action in anticipation of the Reorganization. Wells Fargo Funds shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all commercially reasonable actions necessary to ensure satisfaction of representations in the certificate to be provided to Morrison & Foerster LLP in connection with their opinion described in Sections 7(g) and 8(f).

     (l) At the Effective Time, each Acquiring Fund will have good and marketable title to its assets.

     (m) The Acquiring Fund Financial Statements, copies of which have been previously delivered to Registrant, have been prepared in accordance with GAAP and fairly present the financial position of the Acquiring Fund as of the Acquiring Fund's most recent fiscal year-end and, if applicable, semi-annual period-end, and the results of the Acquiring Fund's operations and changes in the Acquiring Fund's Known assets and Known liabilities in the ordinary course for the periods indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

     (n) To the Knowledge of Wells Fargo Funds, none of the Acquiring Funds has any liabilities, whether or not determined or determinable, other than the liabilities disclosed or provided for in the Acquiring Fund Financial Statements and liabilities incurred in the ordinary course of business subsequent to the date of this Plan. Without limiting the generality of the previous sentence, none of the Acquiring Funds has any liabilities to any service provider of the Acquiring Fund for fees previously waived or deferred by such service provider.

     (o) Wells Fargo Funds has (i) timely filed all of its and its Acquiring Fund's tax returns for all of their taxable years to and including the Acquiring Fund's most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns; or otherwise made sufficient provision therefor; and (ii) made available to Registrant all of its and its Acquiring Fund's previously filed tax returns. To the Knowledge of Wells Fargo Funds, no such return is currently under audit and no assessment has been asserted with respect to such returns. Wells Fargo Funds will file all of its and its Acquiring Fund's tax returns (and pay any taxes due thereon) for all of their taxable periods ending on or before the Effective Time not previously filed on or before their due dates (taking account of any valid extensions thereof).

     (p) Since the date of the Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of any Acquiring Fund. For purposes of this provision, investment underperformance, negative investment performance or net redemptions shall not be deemed to constitute such facts, provided all customary performance disclosures have been made.

     (q) Class B and Class C shares held in investor accounts of an Acquired Fund as of the Closing Date, which were purchased subject to the Acquired Fund's current contingent deferred sales charge ("CDSC") schedule, will continue to be subject to that CDSC schedule. Class B shares purchased before the Closing Date will convert to Class A shares after a conversion period of eight years after the initial purchase. The period of time such Class B shares were held before the Closing Date will be counted for purposes of calculating the eight-year conversion period. The period of time such Class C shares were held before the Closing Date will be counted for purposes of calculating the holding period.

7. CONDITIONS TO AN ACQUIRED FUND'S OBLIGATIONS. The obligations of an Acquired Fund with respect to its Reorganization, and the obligations of Registrant with respect to that Reorganization, shall be subject to the following conditions precedent:

     (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by the Articles of Incorporation or Trust Instrument and applicable law. If the Acquired Fund's shareholders fail to approve the Reorganization, that failure shall release Registrant of its obligation under this Plan only with respect to that Reorganization and not any other Reorganization.

     (b) Wells Fargo Funds shall have duly executed and delivered to the Acquired Fund the Acquiring Fund's Reorganization Documents.

     (c) All representations and warranties of Wells Fargo Funds made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of Wells Fargo Funds made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

     (d) (1) Wells Fargo Funds shall have delivered to Registrant a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer, in a form reasonably satisfactory to Registrant, stating that all representations and warranties of Wells Fargo Funds in this Plan that are not by their terms qualified as to materiality are true and correct in all material respects, and all representations and warranties of Wells Fargo Funds made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time. (2) Wells Fargo Funds also shall have delivered to Registrant a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Treasurer), in form reasonably satisfactory to Registrant, stating that it has approved the Acquired Fund's Acquired Assets as being consistent with the Acquiring Fund's investment objectives, policies and restrictions and that the Acquired Fund's Acquired Assets may otherwise be lawfully acquired by the Acquiring Fund.

     (e) Registrant shall have received an opinion of Morrison & Foerster LLP, as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and dated as of the Closing Date, addressed to Registrant, substantially to the effect that:

          (1) Wells Fargo Funds is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware and is an open-end, management investment company registered under the 1940 Act;

          (2) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Wells Fargo Funds, provided that the payments for transfer taxes by shareholders provided for in Section 4(b) of this Plan shall not be deemed to render the shares issued assessable;

          (3) this Plan has been duly authorized, executed and delivered by Wells Fargo Funds, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust of Wells Fargo Funds or any Material Agreement to which Wells Fargo Funds is a party or by which it is bound; and

          (4) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Wells Fargo Funds of the Reorganization, or for the execution and delivery of Wells Fargo Funds' Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates (reasonably acceptable to Registrant) of officers or trustees of Wells Fargo Funds.

     (f) Registrant shall have received an opinion of Richards, Layton & Finger, P.A., as counsel to Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and dated as of the Closing Date, addressed to Registrant, substantially to the effect that: assuming due authorization, execution and delivery of this Plan by each of the parties hereto, the Plan represents a legal, valid and binding contract of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution. In rendering such opinion, such counsel may (i) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (ii) limit such opinion to applicable state law, and (iii) rely on certificates (reasonably acceptable to Registrant) of officers or trustees of Wells Fargo Funds.

     (g) Registrant shall have received an opinion addressed to it and dated as of the Closing Date of Morrison & Foerster LLP, stating that each Acquired Fund and its shareholders may rely thereon, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided to Morrison & Foerster LLP by Wells Fargo Funds, Registrant, their affiliates and/or principal shareholders, addressed to Registrant and Wells Fargo Funds in a form reasonably satisfactory to Registrant substantially to the effect that (i) each Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code; (ii) no gain or loss will be recognized by an Acquired Fund upon the transfer of such Acquired Fund's assets to the Corresponding Acquiring Fund solely in exchange for such Acquiring Fund's shares and the assumption by the Corresponding Acquiring Fund of liabilities of such Acquired Fund or upon the distribution of the Corresponding Acquiring Fund shares to such Acquired Fund's shareholders in exchange for their shares of such Acquired Fund in connection with the Reorganization; (iii) the tax basis of the assets of an Acquired Fund to be transferred to the Corresponding Acquiring Fund in the Reorganization in the hands of the Corresponding Acquiring Fund will be the same as the tax basis of such assets in the hands of such Acquired Fund immediately prior to the transfer; (iv) the holding period in the assets of an Acquired Fund to be transferred to the Corresponding Acquiring Fund in the Reorganization in the hands of the Corresponding Acquiring Fund will include the period during which such assets were held by such Acquired Fund; (v) no gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the Corresponding Acquired Fund solely in exchange for such Acquiring Fund's shares and the assumption by such Acquiring Fund of liabilities of the Corresponding Acquired Fund; (vi) no gain or loss will be recognized by the shareholders of an Acquired Fund upon the receipt of the Corresponding Acquiring Fund's shares solely in exchange for their shares of such Acquired Fund as part of the Reorganization; (vii) the tax basis of the Acquiring Fund shares to be received by each shareholder of the Corresponding Acquired Fund will be, in the aggregate, the same as the tax basis, in the aggregate, of the Corresponding Acquired Fund shares surrendered in exchange therefor; and (viii) the holding period in the Acquiring Fund shares received by each shareholder of the Corresponding Acquired Fund in the Reorganization will include the holding period during which the shares of the Corresponding Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Corresponding Acquired Fund were held as capital assets in the hands of such shareholder.

     (h) Registrant shall have received a memorandum addressed to Registrant and Wells Fargo Funds, in form and substance reasonably satisfactory to Registrant and Wells Fargo Funds, prepared by Morrison & Foerster LLP, or another person agreed to in writing by the parties, concerning compliance with each relevant state's securities laws in connection with Wells Fargo Funds' issuance of Acquiring Fund shares.

     (i) The N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the N-14 Registration Statement shall have been issued and, to the Knowledge of the parties, the SEC shall not be contemplating issuing such a stop order.

     (j) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan.

     (k) The SEC shall not have issued any  unfavorable  advisory  report  under
Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

     (l) Wells Fargo Funds shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

     (m) Registrant shall have received from Wells Fargo Funds a duly executed instrument, in a form and substance reasonably acceptable to Registrant, whereby the Acquiring Fund assumes all of the Assumed Liabilities.

     (n) Registrant shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG LLP ("KPMG") addressed to
Registrant and Wells Fargo Funds with respect to each Acquired Fund and each Acquiring Fund that is not a Shell Acquiring Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to Registrant to the effect that on the basis of limited procedures as reasonably agreed to by Registrant and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) the data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund(s) and Acquiring Fund, respectively, or to schedules prepared by officers of the Registrant or Wells Fargo Funds, having responsibility for financial and reporting matters;

          (2) the data used in the calculation of any expense ratios of the fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of such fund, as appropriate, or with written estimates provided by officers of Registrant or Wells Fargo Funds, as appropriate, having responsibility for financial and reporting matters; and

          (3) the information relating to the fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of such fund, or from schedules prepared by officers of Registrant or Wells Fargo Funds having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Registrant also shall have received a letter dated as of the Closing Date that KPMG has agreed the relevant unaudited pro forma financial statements and relevant pro forma adjustments, the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1), (2) and (3) of this Section 7(n), with the N-14 Registration Statement filed as of the closing date.

     (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

     (p) As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan of distribution or shareholder servicing plan or agreement, other fees payable for services provided to the Acquiring Fund, or sales loads of the Acquiring Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-1A Registration Statement respecting the Acquiring Fund and in the N-14 Registration Statement.

     (q) SCM and/or Registrant, as applicable, shall have satisfied their financial obligations, if any, to all other service providers of the Acquired Funds, with respect to the obligations of the Acquired Funds arising out of or in connection with the termination of any agreements with such service providers prior to or simultaneously with the Reorganizations.

     (r) The Wells Fargo Funds shall have received an order of the SEC relieving the Wells Fargo Funds from the provision of Section 15(f) of the 1940 Act that would otherwise require the Wells Fargo Funds Board from the Effective Time to consist of at least 75% of members who are not "interested persons" of SCM or the investment adviser or sub-adviser to the Acquiring Fund as defined in the 1940 Act; or the Wells Fargo Funds Board shall be constituted in such a manner as to meet such 75% requirement.

     (s) The parties shall have received any necessary order of the SEC providing them with relief from the 1940 Act as may be needed to permit the Reorganization.

8. CONDITIONS TO WELLS FARGO FUNDS OBLIGATIONS. The obligations of an Acquiring Fund with respect to its Reorganization, and the obligations of Wells Fargo Funds with respect to that Reorganization, shall be subject to the following conditions precedent:

     (a) The shareholders of the Acquired Fund shall have approved the Reorganization in the manner required by its Articles of Incorporation or Trust Instrument and applicable law. If the Acquired Fund's shareholders fail to approve the Reorganization, that failure shall release Wells Fargo Funds of its obligation under this Plan only with respect to that Reorganization and not any other Reorganization.

     (b) Registrant shall have duly executed and delivered to Wells Fargo Funds the Acquired Fund Reorganization Documents.

     (c) All representations and warranties of Registrant made in this Plan that by their terms are not qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of Registrant made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

     (d) Registrant shall have delivered to Wells Fargo Funds a certificate dated as of the Closing Date and executed in its name by its Treasurer or Secretary, in a form reasonably satisfactory to Wells Fargo Funds, stating that the representations and warranties of Registrant in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of Registrant in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time.

     (e) Wells Fargo Funds shall have received an opinion of Godfrey & Kahn, S.C., as counsel to Registrant, (or, as to the opinion described in Section 8(e)(4), of Delaware counsel to the Registrant) in form and substance reasonably satisfactory to Wells Fargo Funds and dated as of the Closing Date, substantially to the effect that:

          (1) Registrant is a statutory trust or corporation duly created and validly existing under the laws of the State of Delaware or Wisconsin and is an open-end, management investment company registered under the 1940 Act;

          (2) this Plan has been duly authorized, executed and delivered by Registrant, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Articles of Incorporation or Trust Instrument and By-Laws of Registrant or any Material Agreement to which Registrant is a party or by which it is bound;

          (3) to the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Registrant of the Reorganization, or the execution and delivery of Registrant Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, the HSR Act or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquired Fund; and

          (4) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, the Plan represents a legal, valid and binding contract of the Acquired Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of the Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "Knowledge" and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to Wells Fargo Funds) of officers or directors/trustees of Registrant, (vi) except in the case of the opinion given by Delaware counsel to the Registrant in regard to this Plan, assume that each of this Plan and each Material Agreement is governed by the internal laws of the State of Wisconsin, without regard to the laws that otherwise might govern under applicable principles of conflicts of laws thereof and notwithstanding any other choice of law or governing law provision contained in this Plan or any such Material Agreement, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

     (f) Wells Fargo Funds shall have received an opinion dated as of the Closing Date of Morrison & Foerster LLP, upon which each Acquiring Fund and its shareholders may rely, based upon representations reasonably acceptable to Morrison & Foerster LLP made in certificates provided to Morrison & Foerster LLP by Wells Fargo Funds, Registrant, their affiliates and/or principal shareholders, addressed to Registrant and Wells Fargo Funds and Registrant in a form reasonably satisfactory to the Wells Fargo Funds, with respect to the matters described in Section 7(g).

     (g) The N-1A Registration Statement and the N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund's shares and no stop order suspending the effectiveness of the N-1A Registration Statement or the N-14 Registration Statement shall have been issued and, to the Knowledge of the parties, the SEC shall not be contemplating issuing such a stop order.

     (h) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan.

     (i) The SEC shall not have issued any  unfavorable  advisory  report  under
Section 25(b) of the 1940 Act relating to, nor instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

     (j) Registrant shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Effective Time.

     (k) Registrant shall have taken all steps required to terminate any agreements with its service providers with respect to the Acquired Funds and shall have discharged in the normal course of business any and all payment obligations under such agreements.

     (l) If the Reorganization is an Active Reorganization, Wells Fargo Funds shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG addressed to Registrant and Wells Fargo Funds with respect to each Acquired Fund and each Acquiring Fund that is a Shell Acquiring Fund in form and substance reasonably satisfactory to Wells Fargo Funds to the effect that on the basis of limited procedures as reasonably agreed to by Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) The data used in the preparation of the relevant unaudited pro forma financial statements and relevant pro forma adjustments included in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund(s) and Acquiring Fund, respectively, or to schedules prepared by officers of the Registrant or Wells Fargo Funds, having responsibility for financial and reporting matters;

          (2) the data used in the calculation of any expense ratios of the Acquired Fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund, as appropriate, or with written estimates provided by officers of Registrant having responsibility for financial and reporting matters; and

          (3) the information relating to the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquired Fund, or from schedules prepared by officers of Registrant having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Wells Fargo Funds also shall have received a letter dated as of the Closing Date that KPMG has agreed the relevant unaudited pro forma financial statements and relevant pro forma adjustments, the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1), (2) and (3) of this Section 8(l), with the N-14 Registration Statement filed as of the closing date.

     (m) Wells Fargo Funds shall have received a letter dated as of the effective date of the N-14 Registration Statement from KPMG addressed to Registrant and Wells Fargo Funds with respect to each Acquired Fund in a Shell Reorganization in form and substance reasonably satisfactory to Wells Fargo Funds to the effect that on the basis of limited procedures as reasonably agreed to by Wells Fargo Funds and described in such letter (but not an examination in accordance with generally accepted auditing standards):

          (1) the data used in the calculation of any expense ratio of the Acquired Fund appearing in the N-14 Registration Statement agree, in all material respects, with the underlying accounting records of the Acquired Fund, or with written estimates provided by officers of Registrant having responsibility for financial and reporting matters; and

          (2) the information relating to the Acquired Fund appearing in the N-14 Registration Statement that is expressed in dollars or percentages of dollars, if any, has been obtained from the accounting records of the Acquired Fund, or from schedules prepared by officers of Registrant having responsibility for financial and reporting matters and such information is in agreement, in all material respects, with such records or schedules or with computations made therefrom.

Wells Fargo Funds Registrant also shall have received a letter dated as of the Closing Date that KPMG has agreed the expense ratios and other information expressed in dollars or percentages, as noted in clauses (1) and (2) of this
Section 8(m), with the N-14 Registration Statement filed as of the closing date.

     (n) Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the Valuation Time, each Acquired Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Acquired Fund shareholders all of such Acquired Fund's previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any, realized in taxable periods or years ending on or before the Effective Time.

     (o) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

     (p) The Wells Fargo Funds shall have received an order of the SEC relieving the Wells Fargo Funds from the provision of Section 15(f) of the 1940 Act that would otherwise require the Wells Fargo Funds Board from the Effective Time to consist of at least 75% of members who are not "interested persons" of SCM or the investment adviser or sub-adviser to the Acquiring Fund as defined in the 1940 Act; or the Wells Fargo Funds Board shall be constituted in such a manner as to meet such 75% requirement.

     (q) The parties shall have received any necessary order of the SEC providing them with any relief from the 1940 Act as may be needed to permit the Reorganization.

     (r) Registrant shall have delivered to Wells Fargo Funds, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) assets of each Acquired Fund of Registrant, showing the tax basis of such assets for federal income tax purposes by lot and the holding periods of such assets for such purposes, as of the Valuation Time; and (ii) the capital loss carry forwards for each Acquired Fund for federal income tax purposes and the taxable year(s) of the Acquired Fund (or its predecessors) in which such capital losses were realized.

     (s) The transactions under the Purchase Agreement to be consummated on or before the Effective Time shall have been consummated.

     (t) All documents establishing and relating to the operation of the Successor Trust shall be reasonably satisfactory to Wells Fargo Funds and the Successor Trust shall have agreed to be bound by the terms of this Plan that are applicable to it.

9. TAX MATTERS. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Acquired Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. SURVIVAL OF REPRESENTATIONS AND WARRANTIES. The representations and warranties of the parties hereto set forth in Sections 5 and 6 of this Plan or the certificates referred to in Sections 7(d)(1) and 8(d) of this Plan, and all rights and obligations in respect of any of these, shall terminate on the Closing Date.

11. TERMINATION OF PLAN. A majority of a party's Board may terminate this Plan with respect to any Acquiring Fund or the Acquired Fund prior to the applicable Reorganization, as appropriate if: (i) the party's conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied on the Closing Date; or (ii) it becomes reasonably apparent to the party's Board that the other party will not be able to satisfy such conditions precedent on the Closing Date. In addition, a majority of a party's Board may terminate this Plan with respect to any Acquiring Fund or the Acquired Fund prior to the closing of the transaction under the Purchase Agreement, if the party's Board determines that the consummation of the Reorganization is not in the best interests of its shareholders and gives notice to the other party. The termination of this Plan with respect to an Acquiring Fund and its Corresponding Acquired Fund shall not affect the continued effectiveness of the Plan with respect to any other Acquiring Fund or Acquired Fund, nor shall it affect the rights or obligations of any party in respect of any breach of this Plan occurring prior to such termination.

12. GOVERNING LAW. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. FINDERS FEES. Each party represents and warrants that there are no brokers or finders entitled to receive any payments from such party in connection with the transactions provided for in this Plan.

14. AMENDMENTS. The parties may, by mutual agreement in writing authorized by their respective Boards, amend this Plan with respect to the Reorganization at any time before or after the Acquired Fund's shareholders approve the Reorganization. However, after the Acquired Fund's shareholders approve the Reorganization, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Acquired Fund's shareholders with respect to the Reorganization. This Section shall not preclude the parties from changing the Closing Date or the Effective Time of the Reorganization by mutual agreement.

15. WAIVERS. At any time on or prior to the Closing Date, any party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. However, after the Acquired Fund's shareholders approve the Reorganization, the Registrant may not grant any waiver that materiality adversely affects the interests of the Acquired Fund's shareholders with respect to the Reorganization. The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

16. INDEMNIFICATION. Wells Fargo Funds shall indemnify, defend and hold harmless Registrant, its officers, directors, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of Registrant, its officers, trustees, employees or agents, arising out of or based on (i) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A for Wells Fargo Funds that is used in connection with the Reorganization or in the N-14 Registration Statement or any actual or alleged omission from any of the foregoing of any material fact required to be stated therein or necessary to make the statements therein not misleading, in each case, insofar as it relates to the Wells Fargo Funds or the Acquiring Fund or Acquiring Classes or (ii) any failure of the N-14 Registration Statement insofar as it relates to the Reorganization, or of any Wells Fargo Fund's registration statement on Form N-1A that is used in connection with the Reorganization, to comply as to form in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act, and the rules and regulations thereunder.

17. COOPERATION AND FURTHER ASSURANCES. Each party will cooperate with the others in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by another party in carrying out this Plan's terms. Each party will provide such further assurances concerning the performance of its obligations under this Plan and the consummation of the Reorganization as another party shall reasonably  request.  Each  party  shall  notify  the other  parties on and
     anytime   prior  to  the  Closing   Date  if  it  Knows  that  any  of  its
     representations or warranties in Section 5 or 6, as applicable, are no longer true and correct. Each party will take all reasonable actions to seek to ensure that each person intended to issue an opinion, letter or memorandum contemplated by this Plan can issue that opinion, letter or memorandum.

18. UPDATING OF N-14 REGISTRATION STATEMENT. If at any time prior to the Effective Time of a Reorganization a party becomes aware of any untrue statement of material fact in the N-14 Registration Statement or of an omission to state a material fact required to be stated therein or necessary to make the statements made therein not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

19. LIMITATION ON LIABILITIES. The obligations of Registrant and Wells Fargo Funds shall not bind any of the trustees, directors, shareholders, nominees, officers, agents, or employees of Registrant or Wells Fargo Funds personally, but shall bind only the assets and property of the Acquiring Funds or the Acquired Funds, as appropriate. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and the property of the Acquiring Funds or the Acquired Funds, as appropriate.

20. NOTICES. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

               For the Acquired Funds:
               Strong Funds
               100 Heritage Reserve
               Menomonee Falls, WI 53051
               Attn.: Legal Department

     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               Carol A. Gehl
               Godfrey & Kahn, S.C.
               780 North Water Street
               Milwaukee, Wisconsin 53202-3590

               and

               Brian Keeler
               Bingham McCutchen LLP
               150 Federal Street
               Boston, Massachusetts 02110

               For SCM:
               Strong Capital Management, Inc.
               100 Heritage Reserve
               Menomonee Falls, WI 53051
               Attn.: Legal Department

     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               Carol A. Gehl
               Godfrey & Kahn, S.C.
               780 North Water Street
               Milwaukee, Wisconsin 53202-3590

               For Wells Fargo Funds or WFFM:
               Karla M. Rabusch, President
               Wells Fargo Funds Trust
               Wells Fargo Funds Management, LLC
               525 Market Street, 12th Floor
               San Francisco, CA 94105


     With a copy (which will not constitute notice) sent at the same time and by the same means to:

               C. David Messman, Secretary
               Wells Fargo Funds Trust
               Wells Fargo Funds Management, LLC
               25 Market Street, 12th Floor
               San Francisco, CA 94105


21. EXPENSES. Each party hereto acknowledges that all expenses incurred by it in connection with the Reorganization and with this Plan, whether or not the Reorganization is consummated, shall be borne by WFFM or an affiliate thereof in the case of Wells Fargo Funds and its affiliates, and SCM or an affiliate thereof in the case of Registrant and its affiliates in the manner previously agreed in writing by and between WFFM and SCM.

22. GENERAL. This Plan supersedes all prior agreements among or between the parties (written or oral) with respect to the subject matter hereof, and is intended as a complete and exclusive statement of the terms of the agreement between the parties with respect to the subject matter hereof and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan except that (i) persons entitled to indemnification under Section 16 are intended third party beneficiaries of such Section 16; (ii) the directors and the president, respectively, of an Acquired Fund are intended third party beneficiaries of the obligations assumed by the Acquiring Fund to indemnify, advance funds to, defend, contribute to the liability of, and/or hold harmless any director or the president of the Acquired Fund under or pursuant to any contract or such Acquired Fund's constituent documents, in each case as in effect on or prior to the date of this Plan, except those relating to or resulting from the Specified Rights and Obligations; and (iii) after dissolution of the Successor Trust, the directors of the Acquired Funds immediately preceding the Closing Date may take any necessary action to enforce the obligations of Wells Fargo Funds and the Acquired Funds under Section 3(b); provided however, that in the case of the foregoing clauses (i) and (ii), such directors or president must make any claims they may have under insurance policies or against SCM (and which are not then legally barred from being made, as for example by the automatic stay applicable with respect to debtors in bankruptcy proceedings) prior to or contemporaneously with seeking any payment or advancement of funds from an Acquiring Fund and shall permit the Acquiring Fund to participate in any discussions with the applicable insurer and/or SCM in the event such insurer or SCM disputes the insurance coverage or indemnification; provided, that upon making any such claim against the relevant insurer or SCM, as the case may be, any obligations of the Acquiring Funds hereunder to the asserting director or president shall not be subject to any delay by reason of the pendency of any dispute. Upon any payment to a director or president pursuant to clauses (i) or (ii) above and the indefeasible payment in full of such director's or the president's liability that is the subject of such indemnification payment, the Acquiring Funds shall be subrogated to the rights of such director or president pursuant to any applicable insurance or any indemnification obligation of SCM to the extent of the amounts paid by the Acquiring Fund pursuant to such clauses (i) and (ii). For purposes of the foregoing, "making a claim" means giving appropriate written notice of the claim to the party against whom it is asserted. No party may assign or transfer any right or obligation under this Plan without the written consent of the other parties (except that the rights of the directors and president of the Acquired Funds will be transferable pursuant to the laws of descent and distribution), except that from and after the Effective Time, Registrant may assign its rights and obligations under and in respect of this Plan to the Successor Trust.

     IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.


-------------------------------------------------------- -----------------------
                                                             WELLS FARGO  FUNDS,
                                                             and  on  behalf  of
                                                             the series Funds of
                                                             each    listed   on
                                                             Schedule A:

                                                         WELLS FARGO FUNDS TRUST
ATTEST:                                               WELLS FARGO VARIABLE TRUST

_________________________
Name:  C. David Messman                                _________________________
Title  Secretary                                         Name:  Karla M. Rabusch
                                                        Title:  President

-------------------------------------------------------- -----------------------
                                                             REGISTRANTS, and on
                                                             behalf    of    the
                                                             series  Fund(s)  of
                                                             each    listed   on
                                                             Schedule A:

                                                     STRONG ADVANTAGE FUND, INC.
                                                  STRONG ASIA PACIFIC FUND, INC.
                                                      STRONG BALANCED FUND, INC.
                                                  STRONG COMMON STOCK FUND, INC.
                                          STRONG CONSERVATIVE EQUITY FUNDS, INC.
                                                STRONG CORPORATE BOND FUND, INC.
                                                     STRONG DISCOVERY FUND, INC.
                                                       STRONG EQUITY FUNDS, INC.
                                                    STRONG EQUITY FUNDS II, INC.
                                         STRONG GOVERNMENT SECURITIES FUND, INC.
                                            STRONG HERITAGE RESERVE SERIES, INC.
                                                       STRONG INCOME FUNDS, INC.
                                                    STRONG INCOME FUNDS II, INC.
                                         STRONG INTERNATIONAL EQUITY FUNDS, INC.
                                              STRONG LARGE CAP GROWTH FUND, INC.
                                                  STRONG LIFE STAGE SERIES, INC.
                                                  STRONG MONEY MARKET FUND, INC.
                                                STRONG MUNICIPAL BOND FUND, INC.
                                                    STRONG MUNICIPAL FUNDS, INC.
                                                   STRONG OPPORTUNITY FUND, INC.
                                                STRONG OPPORTUNITY FUND II, INC.
                                               STRONG SHORT-TERM BOND FUND, INC.
                                        STRONG SHORT-TERM GLOBAL BOND FUND, INC.
                                     STRONG SHORT-TERM MUNICIPAL BOND FUND, INC.
                                           STRONG VARIABLE INSURANCE FUNDS, INC.
                                                    each a Wisconsin corporation

                                                             and

                                                             STRONG INCOME TRUST
                                                      a Delaware statutory trust



                                                       _________________________
                                                        Name:  Thomas M. Zoeller
                                                        Title: Vice President





ATTEST:



_________________________
Name:  Gilbert L. Southwell, III
Title:   Secretary

----------------------------------- --------------------------------------------

                                               WELLS FARGO FUNDS MANAGEMENT, LLC
ATTEST:                             (a party to this Plan as to Section 21 only)

                                                       _________________________
                                                       Name:  Andrew Owen
_________________________                              Title  President
Name:  C. David Messman
Title  Secretary
----------------------------------- --------------------------------------------
ATTEST:                                          STRONG CAPITAL MANAGEMENT, INC.
                                    (a party to this Plan as to Section 21 only)

                                               _________________________________
_________________________                      Name:  Thomas M. Zoeller
Name:  Gilbert L. Southwell, III               Title:   Executive Vice President
Title:   Secretary

----------------------------------- --------------------------------------------

           EXHIBIT G -- FORM OF INTERIM INVESTMENT ADVISORY AGREEMENT





                                 FORM OF INTERIM
                          INVESTMENT ADVISORY AGREEMENT


     This AGREEMENT is made as of this [____] day of [__________], between [STRONG ENTITY] (the "[Corporation/Trust]"), a [corporation/trust] organized under the laws of the State of [Wisconsin/Delaware] with its principal place of business at 100 Heritage Reserve, Menomonee Falls, WI 53051, and Wells Fargo Funds Management, LLC (the "Adviser"), a limited liability company organized under the laws of the State of Delaware with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California, 94105.

     WHEREAS, the [Corporation/Trust] is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is authorized to issue shares (as defined in the [Corporation/Trust]'s [Articles of Incorporation/Trust Instrument], as amended and supplemented from time to time), in separate classes and series; and

     WHEREAS, the [Corporation/Trust] desires that the Adviser provide investment advisory services to each class and series of the [Corporation/Trust] listed on Schedule A hereto as such Schedule may be amended or supplemented from time to time by mutual agreement (each a "Fund" and collectively the "Funds"), and the Adviser is willing to provide those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the [Corporation/Trust] and the Adviser agree as follows:

     SECTION 1. APPOINTMENT OF THE ADVISER. The [Corporation/Trust] is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its[Articles of Incorporation/Trust Instrument], as amended and supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the 1940 Act and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be amended or supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the [Corporation/Trust]'s Board of [Directors] (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series.

         The investment authority granted to the Adviser shall include the authority to exercise whatever powers the [Corporation/Trust] may possess with respect to any of its assets held by the Funds, including, but not limited to, the power to exercise rights, options, warrants, conversion privileges, redemption privileges, and to tender securities pursuant to a tender offer, and participate in class actions and other legal proceedings on behalf of the Funds.

     The [Corporation/Trust] hereby employs Adviser, subject to the direction and control of the Board, to manage the investment and reinvestment of the assets in the Funds and, without limiting the generality of the foregoing, to provide the other services specified in Section 2 hereof.

     SECTION 2.  DUTIES OF THE ADVISER.

     (a) The Adviser  shall make  decisions  with respect to all  purchases  and sales of securities and other investment assets for the Funds. Among other things, the Adviser shall make all decisions with respect to the allocation of the Fund's investments in various securities or other assets, in investment styles and, if applicable, in other investment companies or pooled vehicles in which a Fund may invest. To carry out such decisions, the Adviser is hereby authorized, as agent and attorney-in-fact for the [Corporation/Trust], for the account of, at the risk of and in the name of the [Corporation/Trust], to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Adviser is authorized to exercise full discretion and act for the [Corporation/Trust] in the same manner and with the same force and effect as the [Corporation/Trust] might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Adviser will report to the Board at each regular meeting thereof regarding the investment performance of the Funds since the prior report, and will also keep the Board informed of important developments affecting the [Corporation/Trust], each Fund and the Adviser, and on its own initiative will furnish the Board from time to time with such information as the Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which a Fund maintains investments. The Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Adviser may believe appropriate or as the Board reasonably may request.

         The Adviser shall promptly notify the [Corporation/Trust] of (i) any changes regarding the Adviser that would impact disclosure in the [Corporation/Trust]'s Registration Statement, or (ii) any material violation of any requirement, provision, policy or restriction that the Adviser is required to comply with under Section 6 of this Agreement. The Adviser shall immediately notify the [Corporation/Trust] of any legal process served upon it in connection with its activities hereunder, including any legal process served upon it on behalf of the Funds or the [Corporation/Trust].

     (c) The Adviser will from time to time employ or sub-contract the services to certain persons as the Adviser believes to be appropriate or necessary to assist in the execution of the Adviser's duties hereunder; provided, however, that the employment or sub-contracting with any such person shall not relieve the Adviser of its responsibilities or liabilities hereunder and provided further that the Adviser shall not have the authority to sub-contract advisory responsibilities without the consent of the [Corporation/Trust]. The cost of performance of such duties will be borne and paid by the Adviser. No obligation may be imposed on the [Corporation/Trust] in any such respect.

         The Adviser shall supervise and monitor the activities of its representatives, personnel, sub-contractors, and agents in connection with the execution of its duties and obligations hereunder. The appropriate personnel of the Adviser will be made available to consult with the Board at reasonable times and upon reasonable notice concerning the business of the [Corporation/Trust].

     (d) The Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the [Corporation/Trust] under the 1940 Act. The Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Adviser pursuant to this Agreement required to be prepared and maintained by the [Corporation/Trust] pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the [Corporation/Trust], including the Commission and the Internal Revenue Service. The books and records pertaining to the [Corporation/Trust] which are in possession of the Adviser shall be the property of the [Corporation/Trust]. The [Corporation/Trust], or the [Corporation/Trust]'s authorized representatives, shall have access to such books and records at all times during the Adviser's normal business hours. Upon the reasonable request of the [Corporation/Trust], copies of any such books and records shall be provided promptly by the Adviser to the [Corporation/Trust] or the [Corporation/Trust]'s authorized representatives.

         (e) The Adviser shall (i) provide for use by the [Corporation/Trust], at the Adviser's expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Portfolio, (ii) pay the salaries and fees of all officers and directors of the [Corporation/Trust] who are "interested persons" of the Adviser as such term is defined under the 1940 Act, and (iii) pay for all clerical services relating to research, statistical, and investment work.

         SECTION   3.    DELIVERY   OF   DOCUMENTS    TO   THE   ADVISER.    The
[Corporation/Trust] has furnished the Adviser with true, correct and complete copies of the following documents:

(a) The [Articles of Incorporation/Trust Instrument], as in effect on the date hereof; (b) The Registration Statement filed with the Commission under the 1940 Act and the Securities Act; and (c) Written guidelines, policies and procedures adopted by the [Corporation/Trust].

     The [Corporation/Trust] will furnish the Adviser with all future amendments and supplements to the foregoing as soon as practicable after such documents become available. The [Corporation/Trust] shall furnish the Adviser with any further documents, materials or information that the Adviser may reasonably request in connection with the performance of its duties hereunder.


     SECTION 4. DELEGATION OF RESPONSIBILITIES. The Adviser may carry out any of its obligations under this Agreement by employing, subject to supervision by the Adviser, one or more Sub-Adviser(s) who are registered as investment advisers pursuant to the Investment Advisers Act of 1940 ("Sub-Advisers"). Each Sub-Adviser's employment will be evidenced by a separate written agreement approved by the Board and, if required under the 1940 Act, by the shareholders of the Fund (unless the Commission or its staff has given authorization or issued an interpretation dispensing with the requirement of shareholder approval). The Adviser shall not be liable hereunder for any act or omission of any Sub-Adviser, except for failure to exercise good faith in the employment of the Sub-Adviser and for failure to exercise appropriate supervision of such Sub-Adviser, and as may otherwise be agreed in writing. The Adviser shall be solely responsible for compensating any Sub-Adviser for services rendered under any Sub-Advisory Agreement. The Adviser may, from time to time and at any time, terminate any Sub-Adviser and reassume the responsibilities assigned to such Sub-Adviser with respect to any Fund without obtaining the approval of the shareholders of the Fund.

     SECTION 5. CONTROL BY BOARD. Any investment activities undertaken by the Adviser pursuant to this Agreement, as well as any other activities undertaken by the Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.

         SECTION 6. COMPLIANCE WITH APPLICABLE REQUIREMENTS. In carrying out its obligations under this Agreement, the Adviser shall at all times comply with:

           (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

                  (b) the Registration Statement of the [Corporation/Trust], as it may be amended from time to time, filed with the Commission under the Securities Act and the 1940 Act;

                  (c) the provisions of the [Articles of Incorporation/Trust Instrument] of the [Corporation/Trust], as it may be amended from time to time;

                    (d) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the [Corporation/Trust] or the Funds, and any rules and regulations adopted thereunder; and

                  (e)any other applicable provisions of state or federal law, and any rules and regulations adopted thereunder.

                    SECTION 7. PROXIES. The Adviser shall have responsibility to vote proxies solicited with respect to issuers of securities in which assets of the Funds are invested in accordance with the [Corporation/Trust]'s policies on proxy voting.

     SECTION 8. BROKER-DEALER RELATIONSHIPS. In connection with the purchase and sale of securities for the Funds, the Adviser is responsible for broker-dealer selection and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a security transaction will be to obtain the best execution and price. In selecting a broker-dealer to execute each particular transaction for a Fund, the Adviser will consider among other things: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the Fund and to other clients of the Adviser. The Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934 and in compliance therewith. Such allocation shall be in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to the Board, indicating the brokers to whom such allocations have been made and the basis therefore.

     SECTION 9. EXPENSES. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. The expenses borne by the Funds include, but are not limited to, banking, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to directors and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

     The Adviser shall pay its own expenses in connection with the services to be provided by it pursuant to this Agreement.

         SECTION 10. COMPENSATION. As compensation for the advisory services provided under this Agreement, the [Corporation/Trust] shall pay the Adviser fees, payable daily or less frequently as agreed by the [Corporation/Trust] and the Adviser, at the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time.

         SECTION 11. STANDARD OF CARE. The [Corporation/Trust] will expect of the Adviser, and the Adviser will give the [Corporation/Trust] the benefit of, the Adviser's best judgment and efforts in rendering its services to the [Corporation/Trust], and the Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the Adviser shall not be subject to liability to the [Corporation/Trust] or to any shareholders of the [Corporation/Trust] for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

         SECTION 12. NON-EXCLUSIVITY. The services of the Adviser to the Funds are not to be deemed to be exclusive, and the Adviser shall be free to render investment advisory or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Adviser may serve as officers and [Directors] of the [Corporation/Trust], and that officers or [Directors] of the [Corporation/Trust] may serve as officers or directors of the Adviser, to the extent that such services may be permitted by law, and that the officers and directors of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

         SECTION 13. RECORDS. The Adviser shall, with respect to orders the Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as such records as the Fund's administrator reasonably requests to be maintained, including, but not limited to, trade tickets and confirmations for portfolio trades. All such records shall be maintained in a form acceptable to the [Corporation/Trust] and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the [Corporation/Trust] and will be made available for inspection and use by the [Corporation/Trust] and its authorized representatives.

         SECTION 14. TERM AND APPROVAL. This Agreement shall become effective with respect to a Fund after approved in accordance with the requirements of the 1940 Act, and executed by the Adviser and the [Corporation/Trust], and shall continue for two years, and thereafter from year to year provided that the continuation of the Agreement is specifically approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

     (a) by the Board, or by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and


     (b) by the affirmative vote of a majority of the [Corporation/Trust]'s [Directors] who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as [Directors] of the [Corporation/Trust]), by votes cast in person at a meeting specifically called for such purpose.


         SECTION 15. TERMINATION. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, on sixty (60) days' written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or by the Commission staff in no-action letters issued under the 1940 Act.

           This Agreement may also be terminated immediately by the [Corporation/Trust] or the Adviser in the event that either party (i) breaches a material term of this Agreement; or (ii) commits a material violation of any governing law or regulation; or (iii) engages in conduct that would have a material adverse effect upon the reputation or business prospects of such other party.


         SECTION 16. INDEMNIFICATION BY THE ADVISER. The [Corporation/Trust] shall not be responsible for, and the Adviser shall indemnify and hold the [Corporation/Trust] or any Fund harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties on the part of the Adviser or any of its officers, directors, employees or agents.

         SECTION 17. INDEMNIFICATION BY THE [CORPORATION/TRUST]. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Adviser or any of its officers, directors, employees or agents, the [Corporation/Trust] on behalf of the Funds hereby agrees to indemnify and hold harmless the Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates.

         SECTION 18. NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the [Corporation/Trust] shall be 100 Heritage Reserve, Menomonee Falls, WI 53051.

         SECTION 19. QUESTIONS OF INTERPRETATION. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware to the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted.

         SECTION 20. AMENDMENT OF THIS AGREEMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board and the Adviser.

         SECTION 21. RISK ACKNOWLEDGEMENT. The Adviser does not guarantee the future performance of the Funds or any specific level of performance, the success of any investment decision or strategy that the Adviser may use, or the success of the Adviser's overall management of the Funds. The [Corporation/Trust] understands that investment decisions made for the Funds by the Adviser are subject to various market, currency, economic and business risks, and that those investment decisions will not always be profitable. The Adviser will manage only the securities, cash and other investments for which management responsibility is delegated to it and which are held in the Fund's account(s) and, in making investment decisions for the Funds, the Adviser will not consider any other securities, cash or other investments owned by the [Corporation/Trust].

           IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                               [STRONG ENTITY]
                                               on behalf of the Funds


                                               By:     ________________________




                        WELLS FARGO FUNDS MANAGEMENT, LLC


                          By: ________________________



                      INTERIM INVESTMENT ADVISORY AGREEMENT

                                   SCHEDULE A

                 ------------------------------------------------------------------ ---------------
                                                                                     FEE AS % OF
                 STRONG FUNDS                                                         AVG. DAILY
                                                                                      NET ASSET
                                                                                        VALUE
                 ------------------------------------------------------------------ ---------------


                 ------------------------------------------------------------------ ---------------

         The foregoing fee schedule is agreed to as of [___________] and shall remain in effect until changed in writing by the parties.


                                               [STRONG ENTITY]


                               By:
                                -----------------------------------------------




                        WELLS FARGO FUNDS MANAGEMENT, LLC



                                                   BY:

         EXHIBIT H -- FORM OF INTERIM INVESTMENT SUB-ADVISORY AGREEMENT




                                 FORM OF INTERIM
                        INVESTMENT SUB-ADVISORY AGREEMENT
          AMONG [STRONG ENTITY], WELLS FARGO FUNDS MANAGEMENT, LLC AND
                      WELLS CAPITAL MANAGEMENT INCORPORATED


         This AGREEMENT is made as of this [____] day of [__________], between [Strong Entity] (the "[Corporation/Trust]"), Wells Fargo Funds Management, LLC (the "Adviser"), a limited liability company organized under the laws of the State of Delaware with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California 94163, and Wells Capital Management Incorporated, a corporation organized under the laws of the State of California, with its principal place of business at 525 Market Street, 12th Floor, San Francisco, California 94163 (the "Sub-Adviser").

     WHEREAS, the Adviser desires that the Sub-Adviser perform investment advisory services for each of the series (each a "Fund" and collectively the "Funds") of the corporations/trusts (each a ["Corporation/Trust"]) listed in Appendix A hereto as it may be amended from time to time, and the Sub-Adviser is willing to perform those services on the terms and conditions set forth in this Agreement;

     NOW THEREFORE, the [CORPORATION/TRUST], the Adviser and Sub-Adviser agree as follows:

     SECTION 1. THE [CORPORATION/TRUST]; DELIVERY OF DOCUMENTS. The [Corporation/Trust] is engaged in the business of investing and reinvesting its assets in securities of the type and in accordance with the limitations specified in its [Articles of Incorporations/Trust Instrument], as amended or supplemented from time to time, By-Laws (if any) and Registration Statement filed with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act") and the Securities Act of 1933 (the "Securities Act"), including any representations made in the prospectus and statement of additional information relating to the Funds contained therein and as may be supplemented from time to time, all in such manner and to such extent as may from time to time be authorized by the [Corporation's/Trust's] Board of [Directors] (the "Board"). The Board is authorized to issue any unissued shares in any number of additional classes or series. The Adviser has delivered copies of the documents listed in this Section to the Sub-Adviser and will from time to time furnish the Sub-Adviser with any amendments thereof.

     SECTION 2. APPOINTMENT OF SUB-ADVISER. Subject to the direction and control of the Board, the Adviser manages the investment and reinvestment of the assets of the Funds and provides for certain management and services as specified in the Interim Investment Advisory Agreement between the Trust and the Adviser with respect to the Funds.

     Subject to the direction and control of the Board, the Sub-Adviser shall manage the investment and reinvestment of the assets of the Funds, and without limiting the generality of the foregoing, shall provide the management and other services specified below, all in such manner and to such extent as may be directed from time to time by the Adviser.

     SECTION 3.  DUTIES OF THE SUB-ADVISER.

     (a) The Sub-Adviser shall make decisions with respect to all purchases and sales of securities and other investment assets for the Funds. To carry out such decisions, the Sub-Adviser is hereby authorized, as agent and attorney-in-fact for the [CORPORATION/TRUST], for the account of, at the risk of and in the name of the [CORPORATION/TRUST], to place orders and issue instructions with respect to those transactions of the Funds. In all purchases, sales and other transactions in securities for the Funds, the Sub-Adviser is authorized to exercise full discretion and act for the [CORPORATION/TRUST] in the same manner and with the same force and effect as the [CORPORATION/TRUST] might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or other transactions.

     (b) The Sub-Adviser will report to the Board at each regular meeting thereof all material changes in the Funds since the prior report, and will also keep the Board informed of important developments affecting the [CORPORATION/TRUST], the Funds and the Sub-Adviser, and on its own initiative will furnish the Board from time to time with such information as the Sub-Adviser may believe appropriate, whether concerning the individual companies whose securities are held by a Fund, the industries in which they engage, or the economic, social or political conditions prevailing in each country in which the Fund maintains investments. The Sub-Adviser will also furnish the Board with such statistical and analytical information with respect to securities in the Funds as the Sub-Adviser may believe appropriate or as the Board reasonably may request. In making purchases and sales of securities for the Funds, the Sub-Adviser will comply with the policies set from time to time by the Board as well as the limitations imposed by the [CORPORATION'S/TRUST'S] [ARTICLES OF INCORPORATION/TRUST INSTRUMENT], as amended from time to time, By-Laws (if any), Registration Statement under the 1940 Act and the Securities Act, the limitations in the 1940 Act and in the Internal Revenue Code of 1986, as amended applicable to the [CORPORATION/TRUST] and the investment objectives, policies and restrictions of the Funds.

     (c) The Sub-Adviser may from time to time employ or associate with such persons as the Sub-Adviser believes to be appropriate or necessary to assist in the execution of the Sub-Adviser's duties hereunder, the cost of performance of such duties to be borne and paid by the Sub-Adviser. No obligation may be imposed on the [Corporation/Trust] in any such respect.

     (d) The Sub-Adviser shall maintain records relating to portfolio transactions and the placing and allocation of brokerage orders as are required to be maintained by the [Corporation/Trust] under the 1940 Act. The Sub-Adviser shall prepare and maintain, or cause to be prepared and maintained, in such form, for such periods and in such locations as may be required by applicable law, all documents and records relating to the services provided by the Sub-Adviser pursuant to this Agreement required to be prepared and maintained by the [Corporation/Trust] pursuant to the rules and regulations of any national, state, or local government entity with jurisdiction over the [Corporation/Trust], including the Securities and Exchange Commission and the Internal Revenue Service. The books and records pertaining to the [Corporation/Trust] that are in possession of the Sub-Adviser shall be the property of the [Corporation/Trust]. The [Corporation/Trust], or the [Corporation's/Trust's] authorized representatives (including the Adviser), shall have access to such books and records at all times during the
Sub-Adviser's normal business hours. Upon the reasonable request of the [Corporation/Trust], copies of any such books and records shall be provided promptly by the Sub-Adviser to the [Corporation/Trust] or the [Corporation's/Trust's] authorized representatives.

     (e) Unless the Sub-Adviser directs otherwise, the Sub-Adviser directs the Adviser to vote, in accordance with the Adviser's Proxy Voting Policies, such proxies as may be necessary or advisable in connection with any matters submitted to a vote of shareholders of securities held by the Funds.

      SECTION 4. CONTROL BY BOARD. As is the case with respect to the Adviser under the Interim Investment Advisory AGREEMENT, any investment activities undertaken by the Sub-Adviser pursuant to this Agreement, as well as any other activities undertaken by the Sub-Adviser on behalf of the Funds, shall at all times be subject to the direction and control of the Board.

      SECTION 5. COMPLIANCE WITH APPLICABLE REQUIREMENTS. In carrying out its obligations under this Agreement, the Sub-Adviser shall at all times comply with:

         (a) all applicable provisions of the 1940 Act, and any rules and regulations adopted thereunder;

         (b) the provisions of the registration statement of the Fund, as it may be amended or supplemented from time to time, under the Securities Act and the 1940 Act;

         (c)      the   provisions  of  the  [Articles  of   Incorporation/Trust
                  Instrument] of the [Corporation/Trust], as it may be amended or supplemented from time to time;

         (d) the provisions of any By-laws of the [Corporation/Trust], if adopted and as it may be amended from time to time, or resolutions of the Board as may be adopted from time to time;

         (e) the provisions of the Internal Revenue Code of 1986, as amended, applicable to the [Corporation/Trust] or the Funds;

         (f)      any other applicable provisions of state or federal law; and

         (g) any code of ethics adopted by the Sub-Adviser, which must comply with Rule 17j-1 under the 1940 Act, as it may be amended from time to time, and any broadly accepted industry practices, if requested by the [Corporation/Trust] or the Adviser.

     SECTION 6. BROKER-DEALER RELATIONSHIPS. The Sub-Adviser is responsible for the purchase and sale of securities for the Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Sub-Adviser's primary consideration in effecting a security transaction will be to obtain the best execution and price. In selecting a broker-dealer to execute each particular transaction for a Fund, the Sub-Adviser will take the following into consideration: the best net price available, the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the Fund on a continuing basis. Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies as the Board may from time to time determine, the Sub-Adviser shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of having caused a Fund to pay a broker or dealer that provides brokerage and research services to the Sub-Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Sub-Adviser with respect to the Fund and to other clients of the Sub-Adviser. The Sub-Adviser is further authorized to allocate the orders placed by it on behalf of the Funds to brokers and dealers who also provide research or statistical material, or other services to the Funds or to the Sub-Adviser. Such allocation shall be in such amounts and proportions as the Sub-Adviser shall determine and the Sub-Adviser will report on said allocations regularly to the Board indicating the brokers to whom such allocations have been made and the basis therefor.

     SECTION 7. EXPENSES OF THE FUND. All of the ordinary business expenses incurred in the operations of the Funds and the offering of their shares shall be borne by the Funds unless specifically provided otherwise in this Agreement. These expenses borne by the Funds include, but are not limited to, banking, brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer agent and shareholder service agent costs, expense of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to [directors] and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations and the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders.

      SECTION 8. COMPENSATION. As compensation for the sub-advisory services provided under this Agreement, the Adviser shall pay the Sub-Adviser fees, payable monthly, the annual rates indicated on Schedule A hereto, as such Schedule may be amended or supplemented from time to time. It is understood that the Adviser shall be responsible for the Sub-Adviser's fee for its services hereunder, and the Sub-Adviser agrees that it shall have no claim against the [Corporation/Trust] or the Funds with respect to compensation under this Agreement.

      SECTION 9. STANDARD OF CARE. The Trust and Adviser shall expect of the Sub-Adviser, and the Sub-Adviser will give the [Corporation/Trust] and the Adviser the benefit of, the Sub-Adviser's best judgment and efforts in rendering its services to the [Corporation/Trust], and as an inducement to the Sub-Adviser's undertaking these services at the compensation level specified, the Sub-Adviser shall not be liable hereunder for any mistake in judgment. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the Sub-Adviser shall not be subject to liability to the [Corporation/Trust] or to any shareholders in the [Corporation/Trust] for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

      SECTION 10. NON-EXCLUSIVITY. The services of the Sub-Adviser to the Adviser and the Funds are not to be deemed to be exclusive, and the Sub-Adviser shall be free to render investment advisory and administrative or other services to others (including other investment companies) and to engage in other activities. It is understood and agreed that officers or directors of the Sub-Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or trustees of any other firm or trust, including other investment advisory companies.

      SECTION 11. RECORDS. The Sub-Adviser shall, with respect to orders the Sub-Adviser places for the purchase and sale of portfolio securities of the Funds, maintain or arrange for the maintenance of the documents and records required pursuant to Rule 31a-1 under the 1940 Act as well as trade tickets and confirmations of portfolio trades and such other records as the Adviser or the Fund's administrator reasonably requests to be maintained. All such records shall be maintained in a form acceptable to the Funds and in compliance with the provisions of Rule 31a-1 or any successor rule. All such records will be the property of the Funds, and will be available for inspection and use by the Funds and their authorized representatives (including the Adviser). The Sub-Adviser shall promptly, upon the Fund's request, surrender to the Funds those records that are the property of the Fund. The Sub-Adviser will promptly notify the Fund's administrator if it experiences any difficulty in maintaining the records in an accurate and complete manner.

      SECTION 12. TERM AND APPROVAL. This Agreement shall become effective with respect to a Fund after it is approved in accordance with the express requirements of the 1940 Act, and executed by the [Corporation/Trust], Adviser and Sub-Adviser and shall thereafter continue from year to year, provided that the continuation of the Agreement is approved in accordance with the requirements of the 1940 Act, which currently requires that the continuation be approved at least annually:

         (a) (i) by the Board or (ii) by the vote of "a majority of the outstanding voting securities" of the Fund (as defined in Section 2(a)(42) of the 1940 Act), and

         (b) by the affirmative vote of a majority of the [Corporation's/Trust's] [Directors] who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of a party to this Agreement (other than as [Directors] of the [Corporation/Trust]), by votes cast in person at a meeting specifically called for such purpose.

      SECTION 13. TERMINATION. As required under the 1940 Act, this Agreement may be terminated with respect to a Fund at any time, without the payment of any penalty, by vote of the Board or by vote of a majority of a Fund's outstanding voting securities, or by the Adviser or Sub-Adviser, on sixty (60) days written notice to the other party. The notice provided for herein may be waived by the party entitled to receipt thereof. This Agreement shall automatically terminate in the event of its assignment, the term "assignment" for purposes of this paragraph having the meaning defined in Section 2(a)(4) of the 1940 Act, as it may be interpreted by the Commission or its staff in interpretive releases, or applied by the Commission staff in no-action letters, issued under the 1940 Act.

      SECTION 14. INDEMNIFICATION BY THE SUB-ADVISER. The [Corporation/Trust] shall not be responsible for, and the Sub-Adviser shall indemnify and hold the [Corporation/Trust] or any Fund harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to the willful misfeasance, bad faith, negligent acts or reckless disregard of obligations or duties of the Sub-Adviser or any of its officers, directors, employees or agents.

      SECTION 15. INDEMNIFICATION BY THE TRUST. In the absence of willful misfeasance, bad faith, negligence or reckless disregard of duties hereunder on the part of the Sub-Adviser or any of its officers, directors, employees or agents, the [Corporation/Trust] on behalf of the Fund hereby agrees to indemnify and hold harmless the Sub-Adviser against all claims, actions, suits or proceedings at law or in equity whether brought by a private party or a governmental department, commission, board, bureau, agency or instrumentality of any kind, arising from the advertising, solicitation, sale, purchase or pledge of securities, whether of the Funds or other securities, undertaken by the Funds, their officers, directors, employees or affiliates, resulting from any violations of the securities laws, rules, regulations, statutes and codes, whether federal or of any state, by the Funds, their officers, directors, employees or affiliates. Federal and state securities laws impose liabilities under certain circumstances on persons who act in good faith, and nothing herein shall constitute a waiver or limitation of any rights which a Fund may have and which may not be waived under any applicable federal and state securities laws.

      SECTION 16. NOTICES. Any notices under this Agreement shall be in writing, addressed and delivered or mailed postage paid to the other party at such address as such other party may designate for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the [Corporation/Trust] shall be 100 Heritage Reserve, Menomonee Falls, WI 53051.

      SECTION 17. QUESTIONS OF INTERPRETATION. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such terms or provision of the 1940 Act and to interpretations thereof, if any, by the United States Courts or in the absence of any controlling decision of any such court, by rules, regulations or orders of the Commission, or interpretations of the Commission or its staff, or Commission staff no-action letters, issued pursuant to the 1940 Act. In addition, where the effect of a requirement of the 1940 Act or the Advisers Act reflected in any provision of this Agreement is revised by rule, regulation or order of the Commission, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The duties and obligations of the parties under this Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

      SECTION 18. AMENDMENT. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. If shareholder approval of an amendment is required under the 1940 Act, no such amendment shall become effective until approved by a vote of the majority of the outstanding shares of the affected Funds. Otherwise, a written amendment of this Agreement is effective upon the approval of the Board, the Adviser and the Sub-Adviser.

      IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.

                                    [STRONG ENTITY]
                                    on behalf of the Funds

                                    By: __________________________

                                    WELLS FARGO FUNDS MANAGEMENT, LLC


                                    By:      __________________________

                      WELLS CAPITAL MANAGEMENT INCORPORATED

                                    By:      __________________________

                                   Appendix A

                                   SCHEDULE A

                    INTERIM INVESTMENT SUB-ADVISORY AGREEMENT
                                  FEE AGREEMENT

         This fee agreement is made as of the [____] day of [__________], by and between Wells Fargo Funds Management, LLC (the "Adviser") and Wells Capital Management Incorporated (the "Sub-Adviser"); and

     WHEREAS, the parties and [Strong Entity] (the "Trust") have entered into an Investment Sub-Advisory Agreement ("Sub-Advisory Agreement") whereby the
Sub-Adviser provides investment management advice to each series of the [Corporation/Trust] as listed in Schedule A to the Sub-Advisory Agreement (each a "Fund" and collectively the "Funds").

     WHEREAS, the Sub-Advisory Agreement provides that the fees to be paid to the Sub-Adviser are to be as agreed upon in writing by the parties.

     NOW THEREFORE, the parties agree that the fees to be paid to the Sub-Adviser under the Sub-Advisory Agreement shall be calculated as follows on a monthly basis by applying the following annual rates listed for each Fund listed in Appendix A:

                                 [FEE SCHEDULE]

     The net assets under management against which the foregoing fees are to be applied are the net assets as of the first business day of the month. If this fee agreement becomes effective subsequent to the first day of a month or shall terminate before the last day of a month, compensation for that part of the month this agreement is in effect shall be subject to a pro rata adjustment based on the number of days elapsed in the current month as a percentage of the total number of days in such month. If the determination of the net asset value is suspended as of the first business day of the month, the net asset value for the last day prior to such suspension shall for this purpose be deemed to be the net asset value on the first business day of the month.

           IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in duplicate by their respective officers on the day and year first written above.


                                    WELLS FARGO FUNDS MANAGEMENT, LLC


                                    By:



                                    WELLS CAPITAL MANAGEMENT INCORPORATED


                                    By:



                            APPENDIX A TO SCHEDULE A

---------------------------------------------------------------- --------------------------
                                                                 FEE AS % OF AVG. DAILY
STRONG FUNDS                                                     NET ASSETS

---------------------------------------------------------------- --------------------------




---------------------------------------------------------------- --------------------------





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                               OCTOBER [__], 2004

                                THE STRONG FUNDS

Strong Advisor Bond Fund                               Strong Advisor Technology Fund
Strong Advisor Common Stock Fund                       Strong Advisor Utilities and Energy Fund
Strong Advisor Endeavor Large Cap Fund                 Strong Advisor U.S. Small/Mid Cap Growth Fund
Strong Advisor Focus Fund                              Strong Advisor U.S. Value Fund
Strong Advisor International Core Fund                 Strong Blue Chip Fund
Strong Advisor Large Company Core Fund                 Strong Corporate Income Fund
Strong Advisor Mid Cap Growth Fund                     Strong Multi Cap Value Fund
Strong Advisor Municipal Bond Fund                     Strong Municipal Bond Fund
Strong Advisor Short Duration Bond Fund                Strong Strategic Value Fund
Strong Advisor Select Fund                             Strong Technology 100 Fund
Strong Advisor Small Cap Value Fund                    Strong U.S. Emerging Growth Fund
Strong Advisor Strategic Income Fund                   Strong Value Fund


                              100 HERITAGE RESERVE
                            MENOMONEE FALLS, WI 53051

              DECEMBER 10, 2004 SPECIAL MEETING OF THE SHAREHOLDERS


         This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated October [__], 2004, which we refer to as the Prospectus/Proxy, for the Special Meeting of Shareholders of the twenty-four Strong Funds listed above, which we call the Acquired Funds to be held on Friday, December 10, 2004. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-368-2936 or writing to Strong Funds, P.O. Box 2936, Milwaukee, WI 53051-2936 or calling 1-800-222-8222 or writing to Wells Fargo Funds Trust, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy.

                     INCORPORATION OF DOCUMENTS BY REFERENCE
                     IN STATEMENT OF ADDITIONAL INFORMATION

         This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1. The SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund, and Strong Advisor Technology Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for the Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor Focus Fund, and Strong Advisor Technology Fund.

2. The SAI dated May 1, 2004, as supplemented on May 10, 2004 for Strong Advisor U.S. Value Fund, and July 15, 2004, for the Strong Blue Chip Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor U.S. Value Fund and Strong Blue Chip Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor U.S. Value Fund and Strong Blue Chip Fund.

3. The SAI dated May 1, 2004, as supplemented on May 10, 2004 for the Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, and Strong Advisor Utilities and Energy Fund, and July 15, 2004, for the Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor Large Company Core Fund, Strong Advisor Mid Cap Growth Fund, Strong Advisor Small Cap Value Fund, Strong Advisor Utilities and Energy Fund, Strong Technology 100 Fund, Strong U.S. Emerging Growth Fund, and Strong Value Fund.

4. The SAI dated May 1, 2004, as supplemented on July 15, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Multi Cap Value Fund and Strong Strategic Value Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Multi Cap Value Fund and Strong Strategic Value Fund.

5. The SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Municipal Bond Fund and Strong Corporate Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Municipal Bond Fund and Strong Corporate Income Fund.

6. The SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Bond Fund.

7. The SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor International Core Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor International Core Fund.

8. The SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Municipal Bond Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Municipal Bond Fund.

9. The SAI dated May 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended December 31, 2003, as filed with the SEC on February 27, 2004, for the Strong Advisor Select Fund and Strong Advisor U.S. Small/Mid Cap Growth Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended June 30, 2004, as filed with the SEC on August 30, 2004, for Strong Advisor Select Fund and Strong Advisor U.S. Small/Mid Cap Growth Fund.

10. The SAI dated March 1, 2004, as supplemented on May 10, 2004. The audited financial statements and related independent auditor's report contained in the Annual Reports for the fiscal year ended October 31, 2003, as filed with the SEC on December 31, 2003, for the Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund. The unaudited financial statements contained in the Semi-Annual Report for the semi-annual period ended April 30, 2004, as filed with the SEC on June 28, 2004, for Strong Advisor Short Duration Bond Fund and Strong Advisor Strategic Income Fund.

11. The SAI dated February 1, 2004, as supplemented for the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund, contained in the Annual Report for the fiscal year ended June 30, 2003 and the period ended September 30, 2003, as filed with the SEC on August 5, 2003 and December 1, 2003. Unaudited financial report statements of the Wells Fargo Montgomery Mid Cap Growth Fund and Small Cap Fund, dated as of March 31, 2004.

12. The SAI dated October 1, 2004, for the Wells Fargo Montgomery Total Return Bond Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Montgomery Total Return Bond Fund, contained in the Annual Report for the fiscal year ended June 30, 2003 and the period ended May 31, 2004, as filed with the SEC on August 5, 2003 and July 30, 2004, respectively. Unaudited financial report statements of the Wells Fargo Montgomery Total Return Bond Fund, dated as of November 30, 2003.

13. The SAI dated February 1, 2004, as supplemented August 1, 2004 for the Wells Fargo Equity Income, Large Company Growth and Specialized Technology Fund. Report of the Independent Auditors and audited annual report financial statements of the Wells Fargo Equity Income Large Company Growth and Specialized Technology Fund, contained in the Annual Report for the fiscal year ended September 30, 2003, as filed with the SEC on December 1, 2003. Unaudited financial report statements of the Wells Fargo Equity Income, Large Company Growth and Specialized Technology Fund, dated as of March 31, 2004.

                                TABLE OF CONTENTS


General Information.......................................................................................  B-[ ]

Explanatory Note to Pro Forma Financial Statements .......................................................  B-[ ]

Pro-Forma Financial Statements and Schedules..............................................................  B-[ ]

Notes to Pro Forma Financial Statements*..................................................................  B-[ ]

Wells Fargo Funds Trust Equity Funds SAI dated [OCTOBER 15, 2004].........................................  B-[ ]

Wells Fargo Funds Trust Income Funds SAI dated [OCTOBER 15, 2004].........................................  B-[ ]

Wells Fargo Funds Trust Municipal Bond Fund SAI dated [OCTOBER 15, 2004]..................................  B-[ ]

Wells Fargo Funds Trust Equity and Income Funds SAI dated [OCTOBER 15, 2004]..............................  B-[ ]

*THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE PRO FORMA FINANCIAL STATEMENTS AND SCHEDULES.

GENERAL INFORMATION


         This SAI relates to the reorganization of twenty-four Strong Funds listed below, which we refer to as the Acquired Funds, with seventeen funds of WELLS FARGO FUNDS listed below, which we refer to as the Acquiring Funds.

--------------------------------------------------------- -----------------------------------------------------
                     ACQUIRED FUNDS                                         ACQUIRING FUNDS
--------------------------------------------------------- -----------------------------------------------------
Advisor Bond Fund                                         Montgomery Total Return Bond Fund*
         Class A                                                   Class A*
         Class B                                                   Class B*
         Class C                                                   Class C*
         Class K                                                   Institutional Class*
         Class Z                                                   Class Z
         Institutional Class                                       Select Class*
--------------------------------------------------------- -----------------------------------------------------
Advisor Common Stock Fund                                 Common Stock Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Class Z                                                   Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Endeavor Large Cap Fund                           Endeavor Large Cap Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
--------------------------------------------------------- -----------------------------------------------------
Advisor Focus Fund                                        Large Company Growth Fund*
         Class A                                                   Class A*
         Class B**                                                 Class B*
         Class C**                                                 Class C*
          --                                                       Institutional Class*
          --                                                       Select Class*
          --                                                       Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor International Core Fund                           International Core Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
--------------------------------------------------------- -----------------------------------------------------
Advisor Large Company Core Fund                           Large Company Core Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Class K                                                   Institutional Class
         --                                                        Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Mid Cap Growth Fund                               Montgomery Mid Cap Growth Fund*
         Class A                                                   Class A*
         Class B                                                   Class B*
         Class C                                                   Class C*
         Class Z                                                   Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Municipal Bond Fund                               Municipal Bond Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Institutional Class                                       Institutional Class
         --                                                        Investor Class
--------------------------------------------------------- -----------------------------------------------------


------------------

          *    Existing Wells Fargo Fund or Share Class.

          ** Class B and Class C shares of this Fund will reorganize into Class A shares of the acquiring Wells Fargo Fund.

--------------------------------------------------------- -----------------------------------------------------
Advisor Select Fund                                       Endeavor Select Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
--------------------------------------------------------- -----------------------------------------------------
Advisor Short Duration Bond Fund                          Ultra-Short Duration Bond Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Class Z                                                   Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Small Cap Value Fund                              Small Cap Value Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Class Z                                                   Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Strategic Income Fund                             Strategic Income Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
--------------------------------------------------------- -----------------------------------------------------
Advisor Technology Fund                                   Specialized Technology Fund*
         Class A                                                   Class A*
         Class B**                                                 Class B*
         Class C**                                                 Class C*
         --                                                        Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor U.S. Small/Mid Cap Growth Fund                    Montgomery Small Cap Fund*
         Class A                                                   Class A*
         Class B                                                   Class B*
         Class C                                                   Class C*
         --                                                        Institutional Class*
         --                                                        Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor U.S. Value Fund                                   U.S. Value Fund
         Class A                                                   Class A
         Class B                                                   Class B
         Class C                                                   Class C
         Class K                                                   Institutional Class
         Class Z                                                   Class Z
--------------------------------------------------------- -----------------------------------------------------
Advisor Utilities & Energy Fund                           Equity Income Fund*
         Class A                                                   Class A*
         Class B                                                   Class B*
         Class C                                                   Class C*
         --                                                        Institutional Class*
--------------------------------------------------------- -----------------------------------------------------
Blue Chip Fund                                            Large Company Growth Fund*
         --                                                        Class A*
         --                                                        Class B*
         --                                                        Class C*
         Investor Class                                            Class Z
         --                                                        Institutional Class*
         --                                                        Select Class*
--------------------------------------------------------- -----------------------------------------------------

------------------

          *    Existing Wells Fargo Fund or Share Class.

          ** Class B and Class C shares of this Fund will reorganize into Class A shares of the acquiring Wells Fargo Fund.

--------------------------------------------------------- -----------------------------------------------------
Corporate Income Fund                                     Montgomery Total Return Bond Fund*
         --                                                        Class A*
         --                                                        Class B*
         --                                                        Class C*
         Investor Class                                            Class Z
         --                                                        Institutional Class*
         --                                                        Select Class*
--------------------------------------------------------- -----------------------------------------------------
Multi Cap Value Fund                                      Small Cap Value Fund
         --                                                        Class A
         --                                                        Class B
         --                                                        Class C
         Investor Class                                            Class Z
--------------------------------------------------------- -----------------------------------------------------
Municipal Bond Fund                                       Municipal Bond Fund
         --                                                        Class A
         --                                                        Class B
         --                                                        Class C
         Investor Class                                            Investor Class
         --                                                        Institutional Class
--------------------------------------------------------- -----------------------------------------------------

Strategic Value Fund                                      U.S. Value Fund
         --                                                        Class A
         --                                                        Class B
         --                                                        Class C
         Investor Class                                            Class Z
          --                                                       Institutional Class
--------------------------------------------------------- -----------------------------------------------------
Technology 100 Fund                                       Specialized Technology Fund*
          --                                                       Class A*
          --                                                       Class B*
          --                                                       Class C*
          Investor Class                                           Class Z
--------------------------------------------------------- -----------------------------------------------------
U.S. Emerging Growth Fund                                 Montgomery Small Cap Fund*
         --                                                        Class A*
         --                                                        Class B*
         --                                                        Class C*
         Investor Class                                            Class Z
         --                                                        Institutional Class*
--------------------------------------------------------- -----------------------------------------------------
Value Fund                                                Large Company Core Fund
         --                                                        Class A
         --                                                        Class B
         --                                                        Class C
         Investor Class                                            Class Z
--------------------------------------------------------- -----------------------------------------------------

* Existing Wells Fargo Fund or Share Class.


         The reorganization of each Acquired Fund will involve the following three steps:

o the transfer of substantially all of the assets and liabilities of the Acquired Fund to its corresponding Acquiring Fund in exchange for designated classes of the corresponding Acquiring Fund having equivalent value to the net assets transferred;

o    the pro rata  distribution of the Acquiring Fund shares to the shareholders
     of  record  of  the  Acquired  Fund  as  of  the  effective   date  of  the
     reorganization in full redemption of all shares of the Acquired Fund; and

o    the liquidation and dissolution of the Acquired Funds.

         As a result of the Reorganization, shareholders of each Acquired Fund will become a shareholder of the corresponding Acquiring Fund having the same total value of shares as the shares of the Acquired Fund that they held immediately before the Reorganization. If a majority of the shares of one of the Acquired Funds does not approve the Reorganization, that Fund will not participate in the Reorganization. In such a case, the Acquired Fund will continue its operations beyond the date of the Reorganization and the Board of Directors of the affected STRONG FUND will consider what further action is appropriate, including the possible liquidation of the Fund.

         For   further    information    about   the   transaction,    see   the
Prospectus/Proxy.

Pro Forma Financial Statements

         Explanatory Note

         Pro Forma financial statements for the Strong Advisor Small Cap Value Fund/Strong Multi Cap Value Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Multi Cap Value Fund constituted less than 10% of the assets of the new WF Small Cap Value Fund.

         Pro Forma financial statements for the Strong Advisor Utilities and Energy Fund/WF Equity Income Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Advisor Utilities and Energy Fund constituted less than 10% of the assets of the Reorganized Equity Income Fund.

         Pro Forma financial statements for the Strong Advisor U.S. Value Fund/Strong Strategic Value Fund Reorganization are not included because as of [AUGUST 24, 2004], the assets of the Strong Strategic Value Fund constituted less than 10% of the assets of the new WF U.S. Value Fund.

         The Strong Fund Series: Strong Advisor Common Stock Fund, Strong Advisor Endeavor Large Cap Fund, Strong Advisor International Core Fund, Strong Advisor Short Duration Bond Fund, Strong Advisor Select Fund and Strong Advisor Strategic Income Fund will be reorganized into the WF Common Stock Fund, WF Endeavor Large Cap Fund, WF International Core Fund, WF Short Duration Bond
Fund, WF Select Fund and WF Strategic Income Fund, respectively, six newly-created funds which currently have no assets or liabilities. Pro forma combining financial statements are not included in the Prospectus/Proxy because the only significant pro forma financial statement impact relates to the fees and expenses of the Funds, which are summarized in the Fee Tables contained in Exhibit A of Part A of the Prospectus/Proxy. Shareholders of these six STRONG FUNDS should review the Fee Tables in Exhibit A of the Prospectus/Proxy to compare the fees and expenses of the WF Common Stock Fund, WF Endeavor Large Cap Fund, WF International Core Fund, WF Short Duration Bond Fund, WF Select Fund and WF Strategic Income Fund with those of their corresponding STRONG FUND.

         The Strong Advisor Bond Fund and Strong Corporate Income Fund will be reorganized, along with the WF Income Fund, into the WF Montgomery Total Return Bond Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of May 31, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the WF Montgomery Total Return Bond Fund.

         The Strong Advisor Focus Fund and Strong Blue Chip Fund will be reorganized, along with the WF Growth Fund, into the WF Large Company Growth Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS and the WELLS FARGO FUND into the WF Large Company Growth Fund.

         The Strong Advisor Large Company Core Fund and Strong Value Fund will be reorganized into the WF Large Company Core Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of June 30, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the new WF Large Company Core Fund.

         The Strong Advisor Mid Cap Growth Fund will be reorganized into the WF Montgomery Mid Cap Growth Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the STRONG FUND into the WF Montgomery Mid Cap Growth Fund.

         The Strong Advisor Municipal Bond Fund and Strong Municipal Bond Fund will be reorganized into the WF Municipal Bond Fund, a newly-created Fund which currently has no assets or liabilities. Pro forma combining financial statements as of April 30, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the new WF Municipal Bond Fund.

         The Strong Advisor Technology Fund and Strong Technology 100 Fund will be reorganized into the WF Specialized Technology Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS into the WF Specialized Technology Fund.

         The Strong Advisor U.S. Small/Mid Cap Growth Fund and Strong U.S. Emerging Growth Fund will be reorganized, along with the WF Small Cap Growth Fund, into the WF Montgomery Small Cap Fund, an existing Fund with assets and liabilities. Pro forma combining financial statements as of March 31, 2004 are included to show the pro forma effect of combining the two STRONG FUNDS and the WELLS FARGO FUND into the WF Montgomery Small Cap Fund.

SCHEDULES OF INVESTMENTS
 June 30, 2004 (Unaudited)

                                                                            STRONG ADVISOR LARGE        PRO FORMA COMBINED
                                                     STRONG VALUE FUND      COMPANY CORE FUND         LARGE COMPANY CORE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   SHARES OR                  SHARES OR                 SHARES OR
                                                   PRINCIPAL    VALUE         PRINCIPAL     VALUE       PRINCIPAL   VALUE
                                                   AMOUNT       (NOTE 2)      AMOUNT        (NOTE 2)    AMOUNT      (NOTE 2)
Common Stocks 88.2%
AEROSPACE - DEFENSE 0.5%
The Boeing Company                                                               17,750    $ 906,847       17,750   $ 906,847
APPAREL - SHOES & RELATED MANUFACTURING 1.7%
Lakeland Industries, Inc. (b)                          28,500   $ 686,280                                  28,500     686,280
NIKE, Inc. Class B                                                               31,850    2,412,638       31,850   2,412,638
                                                                                                                  ------------
                                                                                                                    3,098,918
AUTO MANUFACTURER 1.6%
Ford Motor Company                                                              184,500    2,887,425      184,500   2,887,425
AUTO/TRUCK - ORIGINAL EQUIPMENT 1.4%
Eaton Corporation                                                                39,400    2,550,756       39,400   2,550,756
BANKS - MONEY CENTER 3.4%
Bank of America Corporation                                                      32,300    2,733,226       32,300   2,733,226
Citigroup, Inc.                                        34,341   1,596,857        39,300    1,827,450       73,641   3,424,307
                                                                                        -------------             ------------
                                                                                           4,560,676                6,157,533
BANKS - SUPER REGIONAL 1.4%
Wachovia Corporation                                                             56,050    2,494,225       56,050   2,494,225
BEVERAGES - SOFT DRINKS 1.6%
The Pepsi Bottling Group, Inc.                                                   92,700    2,831,058       92,700   2,831,058
BUILDING - MOBILE/MANUFACTURERS & RV 0.7%
Fleetwood Enterprises, Inc. (b)                        79,900   1,162,545                                  79,900   1,162,545
BUILDING - PAINT & ALLIED PRODUCTS 1.6%
Sherwin Williams Company                                                         68,700    2,854,485       68,700   2,854,485
BUILDING PRODUCTS - WOOD 1.7%
Georgia-Pacific Corporation                                                      82,000    3,032,360       82,000   3,032,360
CHEMICALS - SPECIALTY 0.4%
Praxair, Inc.                                          17,300     690,443                                  17,300     690,443
COMMERCIAL SERVICES - MARKET RESEARCH 0.4%
NetRatings, Inc. (b)                                   41,400     674,406                                  41,400     674,406
COMMERCIAL SERVICES - MISCELLANEOUS 0.1%
Franklin Covey Company (b)                             94,700     246,220                                  94,700     246,220
COMMERCIAL SERVICES - PRINTING 0.4%
R.R. Donnelley & Sons Company                          19,300     637,286                                  19,300     637,286
COMPUTER - IT SERVICES 1.5%
Amdocs, Ltd. (b)                                                                116,300    2,724,909      116,300   2,724,909
COMPUTER - LOCAL NETWORKS 1.4%
Cisco Systems, Inc. (b)                                                         109,000    2,583,300      109,000   2,583,300
COMPUTER SOFTWARE - EDUCATION/ENTERTAINMENT 0.0%
Blackboard, Inc. (b)                                    2,500      50,125                                   2,500      50,125
COSMETICS - PERSONAL CARE 0.4%
The Procter & Gamble Company                           12,200     664,168                                  12,200     664,168
Weider Nutrition International, Inc. (b)               13,800      64,722                                  13,800      64,722
                                                              ------------                                        ------------
                                                                  728,890                                             728,890
DIVERSIFIED OPERATIONS 2.6%
3M Co.                                                                           13,850    1,246,639       13,850   1,246,639
Berkshire Hathaway, Inc. Class B (b)                      189     558,495                                     189     558,495
General Electric Company                               77,300   2,504,520         5,010      162,324       82,310   2,666,844
Honeywell International, Inc.                           3,000     109,890                                   3,000     109,890
                                                              ------------              -------------             ------------
                                                                3,172,905                  1,408,963                4,581,868
ELECTRONICS - CONTRACT MANUFACTURING 1.3%
Sanmina-SCI Corporation (b)                                                     251,300    2,286,830      251,300   2,286,830
ELECTRONICS - MILITARY SYSTEMS 0.7%
L-3 Communications Corporation                                                   19,300    1,289,240       19,300   1,289,240
ELECTRONICS - SEMICONDUCTOR MANUFACTURING 2.3%
Intel Corporation                                                                72,500    2,001,000       72,500   2,001,000
Texas Instruments, Inc.                                                          86,100    2,081,898       86,100   2,081,898
                                                                                        -------------             ------------
                                                                                           4,082,898                4,082,898
FINANCE - CONSUMER/COMMERCIAL LOANS 2.9%
CIT Group, Inc.                                                                  73,200    2,802,828       73,200   2,802,828
MBNA Corporation                                                                 94,100    2,426,839       94,100   2,426,839
                                                                                        -------------             ------------
                                                                                           5,229,667                5,229,667
FINANCE - EQUITY REIT 2.5%
Affordable Residential Communities, Inc.               91,600   1,520,560                                  91,600   1,520,560
Alexander's, Inc. (b)                                   5,200     872,248                                   5,200     872,248
New Plan Excel Realty Trust                            20,000     467,200                                  20,000     467,200
Plum Creek Timber Company, Inc.                           800      26,064                                     800      26,064
Vornado Realty Trust                                   27,500   1,570,525                                  27,500   1,570,525
                                                              ------------                                        ------------
                                                                4,456,597                                           4,456,597
FINANCE - INDEX TRACKING FUNDS 1.5%
iShares MSCI Japan Index Fund                          75,300     799,686                                  75,300     799,686
iShares Trust Russell 1000 Value Index Fund             6,000     360,420                                   6,000     360,420
iShares Trust Russell 3000 Value Index Fund             5,700     445,569                                   5,700     445,569
Standard & Poors Depositary Receipt Trust Unit Series 110,000   1,145,000                                  10,000   1,145,000
                                                              ------------                                        ------------
                                                                2,750,675                                           2,750,675
FINANCE - SAVINGS & LOAN 1.6%
Golden West Financial Corporation                                                14,750    1,568,662       14,750   1,568,662
Washington Mutual, Inc.                                                          34,750    1,342,740       34,750   1,342,740
                                                                                        -------------             ------------
                                                                                           2,911,402                2,911,402
FINANCIAL SERVICES - MISCELLANEOUS 2.5%
American Express Company                               19,200     986,496        28,100    1,443,778       47,300   2,430,274
First Marblehead Corporation (b)                       50,500   2,033,130                                  50,500   2,033,130
                                                              ------------                                        ------------
                                                                3,019,626                                           4,463,404
FOOD - DAIRY PRODUCTS 0.5%
Dean Foods Company (b)                                 24,500     914,095                                  24,500     914,095
FOOD - FLOUR & GRAIN 1.5%
Archer Daniels Midland Company                                                  160,700    2,696,546      160,700   2,696,546
FOOD - MEAT PRODUCTS 1.7%
Tyson Foods, Inc. Class A                                                       141,500    2,964,425      141,500   2,964,425
FOOD - MISCELLANEOUS PREPARATION 1.1%
Del Monte Foods Company (b)                            95,700     972,312                                  95,700     972,312
General Mills, Inc.                                    11,300     537,089                                  11,300     537,089
Hain Celestial Group, Inc. (b)                         23,632     427,739                                  23,632     427,739
                                                              ------------                                        ------------
                                                                1,937,140                                           1,937,140
FUNERAL SERVICES & RELATED 0.3%
Service Corporation International (b)                  65,000     479,050                                  65,000     479,050
HOUSEHOLD - CONSUMER ELECTRONICS 0.7%
Sony Corporation Sponsored ADR (c)                     32,500   1,236,625                                  32,500   1,236,625
HOUSEHOLD - OFFICE FURNITURE 0.4%
Steelcase, Inc.                                        45,100     631,400                                  45,100     631,400
INSURANCE - ACCIDENT & HEALTH 1.4%
Conseco, Inc. (b)                                     130,300   2,592,970                                 130,300   2,592,970
INSURANCE - DIVERSIFIED 2.5%
American International Group, Inc.                      8,980     640,094        24,450    1,742,796       33,430   2,382,890
Genworth Financial, Inc. Class A (b)                   10,000     229,500                                  10,000     229,500
Prudential Financial, Inc.                                                       39,750    1,847,183       39,750   1,847,183
                                                              ------------              -------------             ------------
                                                                  869,594                  3,589,979                4,459,573
INSURANCE - LIFE 0.9%
Lincoln National Corporation                                                     32,000    1,512,000       32,000   1,512,000
INSURANCE - PROPERTY/CASUALTY/TITLE 1.1%
The Allstate Corporation                                                         41,000    1,908,550       41,000   1,908,550
LEISURE - HOTELS & MOTELS 0.5%
Gaylord Entertainment Company (b)                      28,000     878,920                                  28,000     878,920
LEISURE - SERVICES 1.9%
Cendant Corporation                                                             120,150    2,941,272      120,150   2,941,272
Six Flags, Inc. (b)                                    66,000     479,160                                  66,000     479,160
                                                                                                                  ------------
                                                                                                                    3,420,432
MEDIA - CABLE TV 0.3%
Comcast Corporation Class A (b)                        12,000     336,360                                  12,000     336,360
Comcast Corporation Class A (Non-Voting) (b)            4,000     110,440                                   4,000     110,440
                                                              ------------                                        ------------
                                                                  446,800                                             446,800
MEDIA - RADIO/TV 2.5%
Spanish Broadcasting System, Inc. Class A (b)         125,700   1,170,267                                 125,700   1,170,267
Viacom, Inc. Class B                                   18,050     644,746                                  18,050     644,746
The Walt Disney Company                                                         106,200    2,707,038      106,200   2,707,038
                                                              ------------                                        ------------
                                                                1,815,013                                           4,522,051
MEDICAL - BIOMEDICAL/BIOTECHNOLOGY 0.1%
Amgen, Inc. (b)                                         2,500     136,425                                   2,500     136,425
MEDICAL - GENERIC DRUGS 0.7%
Teva Pharmaceutical Industries, Ltd. ADR                                         17,250    1,160,753       17,250   1,160,753
MEDICAL - HEALTH MAINTENANCE ORGANIZATIONS 2.9%
Aetna, Inc.                                                                      30,900    2,626,500       30,900   2,626,500
UnitedHealth Group, Inc.                                                         41,350    2,574,038       41,350   2,574,038
                                                                                        -------------             ------------
                                                                                           5,200,538                5,200,538
MEDICAL - PRODUCTS 2.1%
Alcon, Inc.                                                                      33,750    2,654,437       33,750   2,654,437
Boston Scientific Corporation (b)                                                27,100    1,159,880       27,100   1,159,880
                                                                                        -------------             ------------
                                                                                           3,814,317                3,814,317
MEDICAL - SYSTEMS/EQUIPMENT 0.2%
Antares Pharma, Inc. (b)                               71,800      63,902                                  71,800      63,902
Fisher Scientific International, Inc. (b)               5,500     317,625                                   5,500     317,625
                                                              ------------                                        ------------
                                                                  381,527                                             381,527
MEDICAL/DENTAL - SERVICES 0.1%
Hospira, Inc. (b)                                       7,000     193,200                                   7,000     193,200
MEDICAL/DENTAL - SUPPLIES 1.6%
Becton, Dickinson & Company                                                      54,400    2,817,920       54,400   2,817,920
METAL ORES - GOLD/SILVER 0.2%
Barrick Gold Corporation                               15,500     306,125                                  15,500     306,125
METAL ORES - MISCELLANEOUS 0.0%
Alcoa, Inc.                                             1,500      49,545                                   1,500      49,545
METAL PRODUCTS - FASTENERS 0.7%
Illinois Tool Works, Inc.                                                        12,800    1,227,392       12,800   1,227,392
OIL & GAS - DRILLING 0.1%
ENSCO International, Inc.                               6,000     174,600                                   6,000     174,600
OIL & GAS - FIELD SERVICES 1.0%
Schlumberger, Ltd.                                     26,900   1,708,419                                  26,900   1,708,419
OIL & GAS - INTERNATIONAL INTEGRATED 2.9%
ConocoPhillips                                                                   31,050    2,368,804       31,050   2,368,804
Exxon Mobil Corporation                                                          64,648    2,871,018       64,648   2,871,018
                                                                                        -------------             ------------
                                                                                           5,239,822                5,239,822
OIL & GAS - MACHINERY/EQUIPMENT 0.3%
NATCO Group, Inc. Class A (b)                          65,100     501,921                                  65,100     501,921
OIL & GAS - UNITED STATES EXPLORATION & PRODUCTION 3.0%
Burlington Resources, Inc.                                                       66,200    2,395,116       66,200   2,395,116
Devon Energy Corporation                                                         29,308    1,934,328       29,308   1,934,328
EOG Resources, Inc.                                                              17,450    1,041,939       17,450   1,041,939
                                                                                        -------------             ------------
                                                                                           5,371,383                5,371,383
OIL & GAS - UNITED STATES INTEGRATED 1.6%
Marathon Oil Corporation                                                         74,700    2,826,648       74,700   2,826,648
RETAIL - CLOTHING/SHOES 1.4%
Abercrombie & Fitch Company Class A                    11,900     461,125                                  11,900     461,125
The Gap, Inc.                                                                    86,000    2,085,500       86,000   2,085,500
                                                                                                                   ------------
                                                                                                                    2,546,625
RETAIL - DEPARTMENT STORES 1.8%
Federated Department Stores, Inc.                                                64,250    3,154,675       64,250   3,154,675
Kohl's Corporation (b)                                  3,200     135,296                                   3,200     135,296
                                                                                                                  ------------
                                                                                                                    3,289,971
RETAIL - DISCOUNT & VARIETY 0.5%
99 Cents Only Stores (b)                               55,200     841,800                                  55,200     841,800
RETAIL - RESTAURANTS 2.6%
California Pizza Kitchen, Inc. (b)                     21,100     404,276                                  21,100     404,276
Dave & Buster's, Inc. (b)                              11,000     206,690                                  11,000     206,690
McDonald's Corporation                                 62,500   1,625,000        94,200    2,449,200      156,700   4,074,200
                                                              ------------                                        ------------
                                                                2,235,966                                           4,685,166
RETAIL - SUPER/MINI MARKETS 0.5%
Wild Oats Markets, Inc. (b)                            65,450     920,882                                  65,450     920,882
RETAIL/WHOLESALE - AUTO PARTS 0.9%
AutoZone, Inc. (b)                                                               20,600    1,650,060       20,600   1,650,060
RETAIL/WHOLESALE - BUILDING PRODUCTS 2.2%
The Home Depot, Inc.                                                             78,100    2,749,120       78,100   2,749,120
Lowe's Companies, Inc.                                                           22,850    1,200,767       22,850   1,200,767
                                                                                       -------------             ------------
                                                                                           3,949,887                3,949,887
RETAIL/WHOLESALE - JEWELRY 0.3%
Tiffany & Company (c)                                  16,000     589,600                                  16,000     589,600
TELECOMMUNICATIONS - WIRELESS EQUIPMENT 1.9%
Motorola, Inc.                                                                  161,350    2,944,638      161,350   2,944,638
Nokia Corporation Sponsored ADR                        31,000     450,740                                  31,000     450,740
                                                                                                                  ------------
                                                                                                                    3,395,378
TELECOMMUNICATIONS - WIRELESS SERVICES 0.7%
AT&T Wireless Services, Inc. (b)                       87,000   1,245,840                                  87,000   1,245,840
TRANSPORTATION - SHIP 0.5%
Golar LNG, Ltd. (b)                                    60,278     944,556                                  60,278     944,556
UTILITY - ELECTRIC POWER 1.9%
Duke Energy Corporation                                29,700     602,613                                  29,700     602,613
Edison International                                                            111,800    2,858,726      111,800   2,858,726
                                                                                                                  ------------
                                                                                                                    3,461,339
UTILITY - GAS DISTRIBUTION 0.1%
ONEOK, Inc.                                            10,500     230,895                                  10,500     230,895
------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (COST                                      44,264,697                113,562,726              157,827,423
$37,071,978, $105,010,878,
AND $142,082,856, RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS PURCHASED 0.1%
Sony Corporation Sponsored ADR,                        10,000      88,000                                  10,000      88,000
Expires 1/21/05 at $30.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL CALL OPTIONS PURCHASED                                       88,000                                              88,000
(COST $52,203, $0 AND $52,203,
RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (A) 12.9%
Repurchase Agreements (c)
ABN AMRO Inc. (Dated 6/30/04), 1.40%,             $15,400,000  15,400,000                              $15,400,000 15,400,000
Due 7/01/04 (Repurchase proceeds of
$15,400,599, $0, and $15,400,599,
respectively); Collateralized by:
United States Government & Agency
 Issues
State Street Bank (Dated 6/30/04),                  1,589,600   1,589,600   $ 6,129,600    6,129,600    7,719,200   7,719,200
0.75%, Due 7/01/04 (Repurchase
proceeds of $1,589,633, $6,129,728,
and $7,719,361 respectively);
Collateralized by: United States
Government & Agency Issues
------------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                                   16,989,600                  6,129,600               23,119,200
(COST $16,989,600, $6,129,600,
AND $23,119,200, RESPECTIVELY)
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                                61,342,297                119,692,326              181,034,623
(Cost $54,113,781, $111,140,478,
and $165,254,259, respectively) 101.2%
Other Assets and Liabilities, Net (1.2%)                          262,681                 (2,368,050)              (2,105,369)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS 100.0%                                             $ 61,604,978              $117,324,276              $178,929,254
==============================================================================================================================



WRITTEN OPTIONS ACTIVITY
------------------------------------------------------------------------------------------------------------------------------
                                                   CONTRACTS     PREMIUMS   CONTRACTS       PREMIUMS    CONTRACTS   PREMIUMS
--------------------------------------------------------------------------  -------------------------  -----------------------
Options outstanding at beginning of period                200    $ 56,392                        $ -          200    $ 56,392
Options written during the period                         500      77,083                                     500      77,083
Options closed                                           (200)    (13,394)                                   (200)    (13,394)
Options expired                                          (120)    (22,004)                                   (120)    (22,004)
Options exercised                                        (100)    (17,827)                                   (100)    (17,827)
                                                  ------------------------  -------------------------  -----------------------
Options outstanding at end of period                      280    $ 80,250             -          $ -          280    $ 80,250
                                                  ========================  =========================  =======================

WRITTEN OPTIONS DETAIL
------------------------------------------------------------------------------------------------------------------------------
                                                   CONTRACTS                 CONTRACTS                  CONTRACTS
                                                  (100 SHARES     VALUE     (100 SHARES     VALUE      (100 SHARES)   VALUE
                                                  PER CONTRACT)  (NOTE 2)   PER CONTRACT)  (NOTE 2)    PER CONTRACT)  (NOTE 2)
--------------------------------------------------------------------------  -------------------------  -----------------------
Calls:
Sony Corporation Sponsored ADR
   (Strike Price is $35.00. Expiration                    100    ($49,500)                       $ -          100    ($49,500)
date is 1/21/05. Premium received is $31,596.)
Tiffany and Company
   (Strike Price is $35.00. Expiration                     80     (23,200)                                     80     (23,200)
date is 8/20/04. Premium received is $23,858.)
Puts:
Sony Corporation Sponsored ADR
   (Strike Price is $25.00. Expiration                    100      (1,250)                                    100      (1,250)
date is 1/21/05. Premium received
is $24,796.)
                                                  ------------------------  -------------------------  -----------------------
                                                          280    ($73,950)            -          $ -          280    ($73,950)
                                                  ========================  =========================  =======================


LEGEND
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Non-income producing security.
(c) All or a portion of these securities are held in conjunction with open written option contracts.


Percentages are stated as a percent of net assets.


See Notes to Financial Statements.


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------
June 30, 2004 (Unaudited)

                                                                          STRONG ADVISOR
                                                                 STRONG    LARGE COMPANY                         PRO FORMA
                                                               VALUE FUND   CORE FUND     COMBINED   ADJUSTMENTS  COMBINED
                                                               ---------- ------------- ------------------------------------

ASSETS:
    Investments in Securities, at Value
(Cost of $54,113,781, $111,140,478, and
$165,254,259, respectively)
(Including Repurchase Agreements of                          $61,342,297  $119,692,326 $181,034,623            $181,034,623
$16,989,600, $6,129,600 and
$23,119,200, respectively)
    Receivable for Securities Sold                                29,316     2,211,372    2,240,688               2,240,688
    Receivable for Fund Shares Sold                               58,418        46,387      104,805                 104,805
    Dividends and Interest Receivable                             69,732        80,651      150,383                 150,383
    Other Assets                                                 289,735        37,895      327,630                 327,630
                                                               ---------- ------------- ------------             -----------
    Total Assets                                               61,789,498  122,068,631  183,858,129              183,858,129

LIABILITIES:
    Payable for Securities Purchased                              72,335     4,520,107    4,592,442               4,592,442
    Written Options, at Value (Premiums                           73,950             -       73,950                  73,950
Received of $80,250, $0 and $80,250,
respectively)
    Payable for Fund Shares Redeemed                              12,963       194,017      206,980                 206,980
    Accrued Operating Expenses and Other                          25,272        30,231       55,503                  55,503
Liabilities
                                                               ---------- ------------- ------------             -----------
    Total Liabilities                                            184,520     4,744,355    4,928,875               4,928,875
                                                               ---------- ------------- ------------             -----------
NET ASSETS                                                     $61,604,978$117,324,276  $178,929,254             $178,929,254
                                                               ========== ============= ============             ===========

NET ASSETS CONSIST OF:
    Capital Stock (Par Value and Paid-in Capital)            $50,811,037  $102,303,294 $153,114,331            $153,114,331
    Undistributed Net Investment Income (Loss)                   (72,158)      (97,334)    (169,492)               (169,492)
    Undistributed Net Realized Gain (Loss)                     3,631,283     6,566,468   10,197,751              10,197,751
    Net Unrealized Appreciation/Depreciation                   7,234,816     8,551,848   15,786,664              15,786,664
                                                               ---------- ------------- ------------             -----------
    Net Assets                                               $61,604,978  $117,324,276 $178,929,254            $178,929,254
                                                               ========== ============= ============             ===========

INVESTOR CLASS
      Net Assets                                               $61,604,978
      Capital Shares Outstanding (Unlimited Number Authorized) 5,356,347

    NET ASSET VALUE PER SHARE                                     $11.50
                                                               ==========

CLASS Z
    Net Assets                                                                                                   $61,604,978
    Capital Shares Outstanding (Unlimited Number Authorized)                                                      5,636,320
   NET ASSET VALUE PER SHARE                                                                                         $10.93
                                                                                                                 ===========

CLASS A
    Net Assets                                                             $61,404,932                           $61,404,932
    Capital Shares Outstanding (Unlimited Number Authorized)                 5,619,631                            5,619,631
   NET ASSET VALUE PER SHARE                                                    $10.93                               $10.93
                                                                          =============                          ===========

   PUBLIC OFFERING PRICE PER SHARE
    ($10.93 divided by .9425)                                                   $11.60                               $11.60
                                                                          =============                          ===========

CLASS B
    Net Assets                                                              $8,845,769                           $8,845,769
    Capital Shares Outstanding (Unlimited Number Authorized)                   822,108                              822,108
   NET ASSET VALUE PER SHARE                                                    $10.76                               $10.76
                                                                          =============                          ===========

CLASS C
    Net Assets                                                              $7,872,013                           $7,872,013
    Capital Shares Outstanding (Unlimited Number Authorized)                   731,899                              731,899
   NET ASSET VALUE PER SHARE                                                    $10.76                               $10.76
                                                                          =============                          ===========

CLASS K
    Net Assets                                                             $39,201,562                           $39,201,562
    Capital Shares Outstanding (Unlimited Number Authorized)                 3,567,043                            3,567,043
   NET ASSET VALUE PER SHARE                                                    $10.99                               $10.99
                                                                          =============                          ===========



              See Notes to Financial Statements.




STATEMENTS OF OPERATIONS
--------------------------------------------------------------------
For the Twelve Months Ended June 30, 2004 (Unaudited)

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

                                                                       STRONG ADVISOR A
                                                        STRONG VALUE    LARGE COMPANY                           PRO FORMA
                                                           FUND         CORE FUND     COMBINED   ADJUSTMENTS     COMBINED
                                                        ------------   ------------  ----------------------------------------

INCOME:
    Dividends (net of foreign withholding taxes of        $ 614,428    $ 1,300,190   $ 1,914,618                  $1,914,618
      $1,014, $13,354 and $14,368, respectively)
    Interest                                                125,927         79,005     204,932                      $204,932
                                                        ------------   ------------  ----------  ----------  ----------------
    Total Income                                            740,355      1,379,195   2,119,550          $0        $2,119,550

EXPENSES:
    Investment  Advisory  Fees                              426,777        801,053   1,227,830           -         1,227,830
    Administrative Fees - Fund Level                                                                81,827            81,827
    Administrative Fees - Investor Class/Class Z            170,573              -     170,573      85,094           255,667
    Administrative Fees - Class A                                 -        186,061     186,061     (12,413)          173,648
    Administrative Fees - Class B                                 -         21,843      21,843      (1,431)           20,412
    Administrative Fees - Class C                                 -         18,891      18,891      (1,236)           17,655
    Administrative Fees - Class K/I                               -         78,021      78,021     (46,795)           31,226
    Custodian  Fees                                           6,274          9,069      15,343      17,388            32,731
    Transfer Agency Fees - Investor Class/Class Z           173,188              -     173,188    (173,188)
    Transfer Agency Fees - Class A                                -        124,886     124,886    (124,886)
    Transfer Agency Fees - Class B                                -         15,034      15,034     (15,034)
    Transfer Agency Fees - Class C                                -         12,926      12,926     (12,926)
    Transfer Agency Fees - Class K/I                              -         62,417      62,417     (62,417)
    Reports to Shareholders                                  42,260          7,147      49,407     (22,777)           26,630
   12b-1 Fees (SS) - Investor Class/Class Z                       -              -           -     142,037           142,037
   12b-1 Fees (SS) - Class A                                      -        155,051     155,051           -           155,051
   12b-1 Fees (SS) - Class B                                      -         18,203      18,203           -            18,203
   12b-1 Fees (SS) - Class C                                      -         15,743      15,743           -            15,743
   12b-1 Fees (SS) - Class K/I                                    -              -           -      78,065            78,065
   12b-1 Fees (Dist) - Class B                                    -         54,608      54,608           -            54,608
   12b-1 Fees (Dist) - Class C                                    -         47,228      47,228           -            47,228
    Professional Fees                                        15,599         20,787      36,386     (15,686)           20,700
    Accounting Fees                                                                                 53,456            53,456
    Federal and State Registration Fees                      22,086         81,472     103,558     (37,165)           66,393
    Transfer Agency Banking Charges                             506            460         966        (966)
    Brokerage Fees                                              945            433       1,378      (1,378)
    Interest Expense                                              -            106         106        (106)
    Other                                                    13,345          6,785      20,130     (10,397)            9,733
                                                        ------------   ------------  ----------  ----------  ----------------
    Total Expenses before Waivers and Absorptions,
      Directed Brokerage, and Earnings Credits              871,553      1,738,224   2,609,777    (234,011)        2,528,843
     Expense Waivers and Absorptions                        (10,454)      (177,730)   (188,184)   (190,117)         (378,301)
     Directed Brokerage                                           -        (24,225)    (24,225)
     Earnings Credits                                        (2,365)          (415)     (2,780)
                                                        ------------   ------------  ----------  ----------  ----------------
     Expenses, Net                                          858,734      1,535,854   2,394,588    (424,128)        2,150,542
                                                        ------------   ------------  ----------  ----------  ----------------
NET INVESTMENT INCOME (LOSS)                               (118,379)      (156,659)   (275,038)    424,128           (30,992)

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                           5,939,850      9,881,255   15,821,105                   15,821,105
    Written Options                                          39,186              -      39,186                        39,186
    Short Positions                                           7,485              -       7,485                         7,485
                                                        ------------   ------------  ----------  ----------  ----------------
    Net Realized Gain (Loss)                              5,986,521      9,881,255   15,867,776                   15,867,776
  Net Change in Unrealized Appreciation/Depreciation on:
    Investments                                           2,877,455      4,340,991   7,218,446                     7,218,446
    Written Options                                         (31,592)             -     (31,592)                      (31,592)
    Short Positions                                          82,155              -      82,155                        82,155
                                                        ------------   ------------  ----------  ----------  ----------------
    Net Change in Unrealized Appreciation/Depreciation    2,928,018      4,340,991   7,269,009                     7,269,009
                                                        ------------   ------------  ----------  ----------  ----------------
NET GAIN (LOSS) ON INVESTMENTS                            8,914,539     14,222,246   23,136,785                   23,136,785
                                                        ------------   ------------  ----------  ----------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING         $ 8,796,160    $ 14,065,587  $ 22,861,747 $424,128       $23,105,793
FROM OPERATIONS
                                                        ============   ============  ==========  ==========  ================


          See Notes to Financial Statements.


PRO FORMA SCHEDULES OF INVESTMENTS
April 30, 2004 (Unaudited)
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
                                                STRONG ADVISOR           STRONG MUNICIPAL       PRO FORMA COMBINED
                                             MUNICIPAL BOND FUND            BOND FUND           MUNICIPAL BOND FUND
                                          ---------------------------------------------------------------------------
                                           SHARES OR      VALUE      SHARES OR     VALUE      SHARES OR     VALUE
                                           PRINCIPAL     (NOTE 2)     PRINCIPAL   (NOTE 2)     PRINCIPAL  (NOTE 2)
                                             AMOUNT                    AMOUNT                   AMOUNT
------------------------------------------------------------------   ----------------------   -----------------------
Municipal Bonds 91.8%
ALABAMA 0.5%
Huntsville, Alabama Capital
Improvement GO, 4.75%, Due 11/01/24 (e)                            $ 2,000,000 $ 1,977,500    $ 2,000,000$ 1,977,500

ALASKA 0.2%
Northern Tobacco Securitization
Corporation Tobacco Settlement Revenue:
    5.60%, Due 6/01/09                      $ 205,000   $ 206,794                                205,000     206,794
    5.70%, Due 6/01/11                                                 420,000     414,750       420,000     414,750
                                                                                                         ------------
                                                                                                             621,544
ARIZONA 3.0%
Arizona Health Facilities Authority Hospital
System Revenue - Phoenix Children's
Hospital Project:
    5.30%, Due 11/15/08                        25,000      24,250                                 25,000      24,250
    5.375%, Due 2/15/18                       290,000     247,950                                290,000     247,950
    5.50%, Due 11/15/10                        30,000      28,762                                 30,000      28,762
    5.875%, Due 2/15/27                        75,000      64,406                                 75,000      64,406
    6.125%, Due 11/15/22                      140,000     126,175                                140,000     126,175
    6.25%, Due 11/15/29                       100,000      89,625                                100,000      89,625
Maricopa County, Arizona IDA SFMR,                                   1,145,000     705,606     1,145,000     705,606
  Zero %, Due 12/31/14 (g)
Maricopa County, Arizona Kyrene                                      2,080,000   2,246,400     2,080,000   2,246,400
  Elementary District Number 28
  Refunding, 5.00%, Due 7/01/14 (e)
Pima County, Arizona IDA Education          1,000,000     962,500                              1,000,000     962,500
  Revenue - Arizona Charter Schools
  Project, 6.375%, Due 7/01/31
Phoenix, Arizona IDA Mortgage                                        1,085,000   1,102,631     1,085,000   1,102,631
  Revenue Refunding - Christian
  Care Retirement Apartments, Inc.
  Project, 6.25%, Due 1/01/16
Verrado, Arizona Community
  Facilities District Number 1 GO:
    6.00%, Due 7/15/13                      1,300,000   1,290,250    2,125,000   2,109,063     3,425,000   3,399,313
    6.50%, Due 7/15/27                      1,000,000   1,008,750                              1,000,000   1,008,750
Yavapai County, Arizona IDA IDR -                                    2,000,000   1,930,000     2,000,000   1,930,000
  Citizens Utilities Company Project,
  5.45%, Due 6/01/33                                  ------------             ------------              ------------
                                                        3,842,668                8,093,700                11,936,368

CALIFORNIA 10.9%
Bakersfield, California COP, Zero %,        7,800,000   3,217,500                              7,800,000   3,217,500
 Due 4/15/21 (g)
California GO:
    5.00%, Due 2/01/10                                               1,000,000   1,066,250     1,000,000   1,066,250
    5.50%, Due 3/01/12 (e)                                           1,500,000   1,646,250     1,500,000   1,646,250
California GO Refunding, 5.75%,                                        500,000     557,500       500,000     557,500
Due 10/01/11
California PCFA PCR - San Diego
Gas & Electric Company Project:
    5.90%, Due 6/01/14                      2,200,000   2,508,000                              2,200,000   2,508,000
    6.80%, Due 6/01/15                        600,000     717,750                                600,000     717,750
California Statewide Communities              800,000     819,000    2,200,000   2,252,250     3,000,000   3,071,250
Development Authority MFHR - Santee
Court Apartments Project, 7.50%,
Due 11/20/36
Commerce, California Joint Powers
Financing Authority Revenue -
Redevelopment Projects (e):
    5.00%, Due 8/01/11, Series A                                       665,000     704,069       665,000     704,069
    5.00%, Due 8/01/11, Series C                                       210,000     222,337       210,000     222,337
    5.00%, Due 8/01/12, Series C                                       220,000     231,275       220,000     231,275
Foothill/Eastern Transportation Corridor
Agency Toll Road Revenue:
    6.50%, Due 1/01/32 (Pre-Refunded to     6,000,000   6,682,500                              6,000,000   6,682,500
$100 on 1/01/07)
   Zero %, Due 1/01/19 (g)                  5,000,000   2,437,500                              5,000,000   2,437,500
Golden State Tobacco Securitization
Corporation Asset-Backed Tobacco
Settlement Revenue:
    4.00%, Due 6/01/1, Series B                                      1,330,000   1,275,138     1,330,000   1,275,138
    5.375%, Due 6/01/28                     2,000,000   1,945,000                              2,000,000   1,945,000
    5.50%, Due 6/01/33                      1,000,000     986,250                              1,000,000     986,250
    5.625%, Due 6/01/38, Series B           2,000,000   2,000,000    2,000,000   2,000,000     4,000,000   4,000,000
    7.80%, Due 6/01/42                      1,500,000   1,584,375                              1,500,000   1,584,375
    7.875%, Due 6/01/42, Series A                                    1,300,000   1,379,625     1,300,000   1,379,625
Madera County, California COP - Valley      1,000,000   1,206,250                              1,000,000   1,206,250
Children's Hospital, 6.50%, Due 3/15/15 (e)
Pittsburg, California Redevelopment         2,000,000     910,000                              2,000,000     910,000
Agency Tax Allocation - Los Medanos
Community Development Project, Zero %,
Due 8/01/19
Port Hueneme, California Redevelopment      1,800,000   2,004,750                              1,800,000   2,004,750
Agency Tax Allocation Refunding -
Central Community Project, 5.50%,
Due 5/01/14 (e)
Roseville, California Joint Union High      1,000,000     588,750                              1,000,000     588,750
School District GO, Zero %, Due 8/01/15 (e)
Santa Clara County, California Financing    1,000,000   1,208,750                              1,000,000   1,208,750
Authority Lease Revenue - VMC Facility
Replacement Project, 7.75%,
Due 11/15/08 (e)
Santa Rosa, California Rancheria            2,000,000   2,030,000    1,000,000   1,015,000     3,000,000   3,045,000
Tachi Yokut Tribe Enterprise Revenue,
5.50%, Due 3/01/08
                                                      ------------             ------------              ------------
                                                       30,846,375               12,349,694                43,196,069

COLORADO 4.3%
Arapahoe County, Colorado Capital           5,000,000   5,525,000                              5,000,000   5,525,000
Improvement Trust Fund Highway Revenue,
7.00%, Due 8/31/26 (Pre-Refunded to
$103 on 8/31/05)
Colorado Educational and Cultural Facilities
Authority Revenue:
   Charter School-Bromley East Project,     1,250,000   1,240,625    1,750,000   1,736,875     3,000,000   2,977,500
7.25%, Due 9/15/30
Charter School-Denver Arts School                                    1,000,000     977,500     1,000,000     977,500
Project, 8.00%, Due 5/01/34
    Denver Academy Project, 7.125%,                                    500,000     485,625       500,000     485,625
Due 11/01/28
    Leadership Preparatory Academy,                                  1,000,000     973,750     1,000,000     973,750
7.875%, Due 5/01/27
Colorado Educational and Cultural
Facilities Authority Revenue Refunding:
Charter School-Cherry Creek Academy            50,000      50,125                                 50,000      50,125
Project, 6.00%, Due 4/01/30
   Denver Academy Project, 6.25%,             505,000     496,794                                505,000     496,794
Due 11/01/13
Colorado Health Facilities Authority        1,450,000     474,875                              1,450,000     474,875
Retirement Facilities Revenue, Zero %,
Due 7/15/24 (e) (g)
Colorado Public Highway Authority           5,000,000   2,743,750                              5,000,000   2,743,750
Revenue, Zero %, Due 9/01/16 (e)
Denver, Colorado Health and Hospital           85,000      88,400                                 85,000      88,400
Authority Healthcare Revenue, 5.25%,
Due 12/01/09
Interlocken Metropolitan District of Colorado                        2,000,000   2,175,000     2,000,000   2,175,000
GO Refunding, 5.75%, Due 12/15/11 (e)
                                                      ------------             ------------              ------------
                                                       10,619,569                6,348,750                16,968,319

CONNECTICUT 0.5%
Connecticut Special Tax Obligation          1,500,000   1,783,125                              1,500,000   1,783,125
Revenue - Transportation Infrastructure
Project, 6.50%, Due 10/01/12

DISTRICT OF COLUMBIA 0.1%
District of Columbia Tobacco Settlement
Financing Corporation Asset-Backed Revenue:
    5.375%, Due 5/15/10                       270,000     266,963                                270,000     266,963
    5.70%, Due 5/15/12                        165,000     159,431                                165,000     159,431
                                                      ------------                                       ------------
                                                          426,394                                            426,394

FLORIDA 4.9%
Broward County, Florida Resource                                       420,000     434,700       420,000     434,700
Recovery Revenue Refunding -
Wheelabrator South Broward Project,
4.50%, Due 6/01/11
Capital Trust Agency Revenue:
   Seminole Tribe Convention Project,       3,000,000   3,652,500                              3,000,000   3,652,500
10.00%, Due 10/01/33
Senior Air Cargo Ft. Lauderdale Project,                             1,400,000   1,611,750     1,400,000   1,611,750
8.95%, Due 10/01/33
Fiddlers Creek Community Development        1,000,000     988,750    1,000,000     988,750     2,000,000   1,977,500
District Special Assessment Revenue,
5.80%, Due 5/01/21
Gulf Breeze, Florida Revenue, 4.75%,                                   315,000     326,812       315,000     326,812
Due 12/01/15 (e)
Northern Palm Beach County Improvement      3,000,000   3,412,500                              3,000,000   3,412,500
District Water Control and Improvement
Special Assessment Revenue, 7.30%,
Due 8/01/27 (Pre-Refunded to $102 on
8/01/06)
Orange County, Florida Health Facilities    2,000,000   2,077,500                              2,000,000   2,077,500
Authority First Mortgage Revenue -
Orlando Lutheran Towers Project, 8.75%,
Due 7/01/26
Orlando, Florida Utilities Commission Water 5,000,000   6,056,250                              5,000,000   6,056,250
and Electric Revenue Refunding, 6.75%,
Due 10/01/17 (g)
                                                      ------------             ------------              ------------
                                                       16,187,500                3,362,012                19,549,512

GEORGIA 8.3%
Atlanta, Georgia Airport Revenue
Refunding (e):
    5.50%, Due 1/01/26 (Pre-Refunded        3,000,000   3,382,500                              3,000,000   3,382,500
to $101 on 1/01/10)
    6.25%, Due 1/01/14                      3,070,000   3,392,350                              3,070,000   3,392,350
Atlanta, Georgia Metropolitan Rapid         4,930,000   5,885,187                              4,930,000   5,885,187
Transit Authority Sales Tax Revenue
Refunding, 6.25%, Due 7/01/20 (e)
Atlanta, Georgia Urban Residential
Finance Authority MFHR - Evergreen
Village Estates Project:
    5.875%, Due 5/01/07                                                380,000     379,966       380,000     379,966
    6.375%, Due 5/01/17                                              1,675,000   1,576,594     1,675,000   1,576,594
    6.50%, Due 5/01/27                                               2,965,000   2,638,850     2,965,000   2,638,850
Colquitt County, Georgia Development                                 2,995,000   1,201,744     2,995,000   1,201,744
Authority First Mortgage Revenue, Zero %,
Due 12/01/21 (g)
Colquitt County, Georgia Development                                 4,595,000   1,843,744     4,595,000   1,843,744
Authority Revenue - Southern Care
Corporation Facility Project, Zero %,
Due 12/01/21 (g)
Georgia GO:
    6.25%, Due 3/01/11                      4,300,000   5,025,625                              4,300,000   5,025,625
    6.75%, Due 12/01/12 (b)                 1,000,000   1,218,750                              1,000,000   1,218,750
Georgia Municipal Electric Authority        2,000,000   2,182,500                              2,000,000   2,182,500
Revenue, 5.25%, Due 1/01/14 (e)
Washington, Georgia Wilkes Payroll                                   11,000,000  4,345,000    11,000,000   4,345,000
Development Authority Subordinated
Revenue - Southern Care Corporation
Facility Project, Zero %, Due 12/01/21 (g)
                                                      ------------             ------------              ------------
                                                       21,086,912               11,985,898                33,072,810

ILLINOIS 1.7%
Cook County, Illinois Oak Lawn School       2,000,000     745,000                              2,000,000     745,000
District Number 123 Capital Appreciation
GO, Zero %, Due 12/01/22 (e)
Cook County, Illinois Palatine Community    1,000,000     456,250    2,000,000     912,500     3,000,000   1,368,750
Consolidated School District Number 15
Capital Appreciation GO, Zero %,
Due 12/01/19 (e)
Illinois DFA Revenue - Chicago Charter
School Foundation Project:
    5.25%, Due 12/01/12                                                410,000     416,663       410,000     416,663
    6.125%, Due 12/01/22                                             2,330,000   2,396,987     2,330,000   2,396,987
Illinois HDA MFHR, 5.00%, Due 7/01/25 (e)   1,480,000   1,465,200                              1,480,000   1,465,200
Illinois Health Facilities Authority Revenue -450,000     486,563                                450,000     486,563
Condell Medical Center Project, 7.00%,
Due 5/15/22
                                                      ------------             ------------              ------------
                                                        3,153,013                3,726,150                 6,879,163

IOWA 0.3%
Iowa Finance Authority Hospital Facility                               750,000     841,875       750,000     841,875
Revenue, 6.75%, Due 2/15/13
Tobacco Settlement Authority Asset-           310,000     297,212                                310,000     297,212
Backed Revenue, 5.50%, Due 6/01/12
                                                                                                         ------------
                                                                                                           1,139,087

KANSAS 1.0%
Kansas DFA First Mortgage Revenue -                                    470,000     517,587       470,000     517,587
Hartford Health Facility Project, 6.125%,
Due 4/01/12 (e)
Kansas DFA Revenue, 5.60%,                                           2,735,000   2,817,050     2,735,000   2,817,050
Due 5/20/34 (e)
Wichita, Kansas Hospital Facilities                                    500,000     561,250       500,000     561,250
Improvement Revenue Refunding -
Via Christi Health System Project, 6.75%,
Due 11/15/14
                                                                               ------------              ------------
                                                                                 3,895,887                 3,895,887

LOUISIANA 2.2%
Claiborne Parish, Louisiana Law Enforcement                          6,810,000   7,133,475     6,810,000   7,133,475
District Revenue - Claiborne Correctional
Facilities Project, 6.25%, Due 3/01/19
Louisiana Public Facilities Authority       1,325,000     594,594                              1,325,000     594,594
Revenue, Zero %, Due 12/01/19 (g)
New Orleans, Louisiana Capital Appreciation                          1,600,000     892,000     1,600,000     892,000
GO Refunding, Zero %, Due 9/01/16 (e)
                                                                               ------------              ------------
                                                                                 8,025,475                 8,620,069

MASSACHUSETTS 4.0%
Massachusetts Bay Transportation            3,385,000   4,125,469                              3,385,000   4,125,469
Authority Revenue Refunding -
Massachusetts General Transportation
System Project, 7.00%, Due 3/01/14
Massachusetts GO, 5.25%, Due 6/01/17        3,000,000   3,303,750                              3,000,000   3,303,750
(Pre-Refunded to $100 on 6/01/10)
Massachusetts Health and EFA Revenue -                               1,750,000   1,898,750     1,750,000   1,898,750
Caritas Christi Obligated Group Project,
5.875%, Due 7/01/08
Massachusetts Water Pollution Abatement     3,000,000   3,555,000                              3,000,000   3,555,000
Trust Revenue, 6.00%, Due 8/01/17
Municipal Tax-Exempt Trust Certificates,                             2,800,000   2,901,500     2,800,000   2,901,500
4.20%, Due 3/06/09 (e)
                                                      ------------             ------------              ------------
                                                       10,984,219                4,800,250                15,784,469

MICHIGAN 0.4%
Dickinson County, Michigan Healthcare                                1,350,000   1,402,313     1,350,000   1,402,313
System Hospital Revenue Refunding,
5.50%, Due 11/01/13 (e)

MINNESOTA 0.7%
Mahtomedi, Minnesota Senior Housing           325,000     344,500                                325,000     344,500
Revenue - St. Andrews Village Project,
7.25%, Due 12/01/34
St. Paul, Minnesota Port Authority Hotel                             1,100,000   1,102,750     1,100,000   1,102,750
Facility Revenue - Radisson Kellogg
Project, 7.375%, Due 8/01/29
Woodbury, Minnesota Lease Revenue                                    1,500,000   1,490,625     1,500,000   1,490,625
Refunding - Math Science Academy
Project, 7.50%, Due 12/01/31
                                                                               ------------              ------------
                                                                                 2,593,375                 2,937,875

MISSOURI 1.2%
Missouri Environmental Improvement and      2,000,000   2,257,500                              2,000,000   2,257,500
Energy Resources Authority Water PCR
Refunding - Revolving Fund Project, 5.50%,
Due 7/01/16
Springfield, Missouri Land Clearance                                 2,215,000   2,317,444     2,215,000   2,317,444
Redevelopment Authority Industrial
Revenue Refunding - University Plaza
Project, 6.60%, Due 10/01/11
                                                                                                         ------------
                                                                                                           4,574,944

MONTANA 0.3%
Montana Facility Finance Authority          1,000,000     973,750                              1,000,000     973,750
Hospital Facilities Revenue - St. Peters
Hospital Project, 4.125%, Due 6/01/14 (c)

NEVADA 2.8%
Clark County, Nevada Improvement              200,000     197,750                                200,000     197,750
District Refunding, 5.70%, Due 2/01/17
Clark County, Nevada School District        5,045,000   5,549,500                              5,045,000   5,549,500
Building and Renovation GO, 5.25%,
Due 6/15/17 (Pre-Refunded to $101 on
6/15/07) (e)
Nevada GO, 5.50%, Due 11/01/25 (e)          5,000,000   5,287,500                              5,000,000   5,287,500
                                                      ------------                                       ------------
                                                       11,034,750                                         11,034,750

NEW JERSEY 4.0%
New Jersey Health Care Facilities
Financing Authority Revenue:
Capital Health System Obligation              335,000     342,956                                335,000     342,956
Group Project, 5.125%, Due 7/01/12
Capital Health System Obligation                                     1,850,000   1,970,250     1,850,000   1,970,250
Group Project, 5.50%, Due 7/01/11
    Raritan Bay Medical Center Project,       900,000     920,277    1,370,000   1,400,866     2,270,000   2,321,143
7.25%, Due 7/01/14
New Jersey Transportation Trust Fund
Authority Transportation System Revenue:
    5.00%, Due 6/15/17                      5,000,000   5,212,500                              5,000,000   5,212,500
    6.00%, Due 12/15/19 (Pre-Refunded       1,000,000   1,165,000                              1,000,000   1,165,000
to $100 on 12/15/11)
Tobacco Settlement Financing Corporation
Asset-Backed Revenue:
    5.50%, Due 6/01/11                        275,000     270,188                                275,000     270,188
    6.00%, Due 6/01/37                      1,355,000   1,158,525    2,500,000   2,137,500     3,855,000   3,296,025
    6.125%, Due 6/01/42                     1,600,000   1,378,000                              1,600,000   1,378,000
                                                      ------------             ------------              ------------
                                                       10,447,446                5,508,616                15,956,062

NEW MEXICO 0.9%
Farmington, New Mexico PCR                  1,000,000   1,075,000                              1,000,000   1,075,000
Refunding - Public Service Company
San Juan Project, 6.375%, Due 4/01/22
Lordsburg, New Mexico PCR                                            2,000,000   2,032,680     2,000,000   2,032,680
Refunding - Phelps Dodge Corporation
Project, 6.50%, Due 4/01/13
San Juan County, New Mexico Gross                                      600,000     569,250       600,000     569,250
Receipts Tax Revenue, 4.00%,
Due 1/01/17 (e)
                                                                               ------------              ------------
                                                                                 2,601,930                 3,676,930

NEW YORK 12.5%
Lyons, New York Community Health              940,000     966,790                                940,000     966,790
Initiatives Corporation Facility Revenue,
6.80%, Due 9/01/24
Monroe County, New York Public              1,535,000   1,738,387                              1,535,000   1,738,387
Improvement GO Refunding, 6.00%,
Due 3/01/17
Nassau County, New York GO Refunding -      1,000,000   1,106,250                              1,000,000   1,106,250
Comb Sewer Districts Project, 5.45%,
Due 1/15/15 (e)
Nassau County, New York Industrial                                     260,000     265,850       260,000     265,850
Development Agency Civic Facility
Revenue, 6.875%, Due 7/01/10
New York Dormitory Authority Revenue:
   City University System Project, 5.625%,  1,000,000   1,130,000                              1,000,000   1,130,000
Due 7/01/16 (e)
Department of Health Project, 5.75%,        5,000,000   5,518,750                              5,000,000   5,518,750
Due 7/01/17 (Pre-Refunded to $102 on
7/01/06)
Mental Health Project, 5.50%, Due 8/15/17       5,000       5,525                                  5,000       5,525
 (Pre-Refunded to $102 on 2/15/07)
Montefiore Medical Center Project, 5.25%,   1,000,000   1,066,250                              1,000,000   1,066,250
Due 2/01/15 (e)
State University Adult Facilities Project,  1,000,000   1,140,000                              1,000,000   1,140,000
5.75%, Due 5/15/16 (e)
State University Educational Facilities,    2,500,000   2,728,125                              2,500,000   2,728,125
5.50%, Due 5/15/19
New York Local Assistance Corporation       5,000,000   5,706,250                              5,000,000   5,706,250
Revenue Refunding, 6.00%, Due 4/01/14
New York, New York City Municipal Water     2,025,000   2,361,656                              2,025,000   2,361,656
Finance Authority Water and Sewer Systems
Revenue, 6.00%, Due 6/15/33 (Pre-Refunded
to $101 on 6/15/10)
New York, New York City Transitional        1,000,000   1,122,500                              1,000,000   1,122,500
Finance Authority Revenue, 5.875%,
Due 11/01/17
New York, New York GO:
    5.25%, Due 8/01/09                                                 375,000     405,937       375,000     405,937
    5.25%, Due 8/01/14 (e)                                           1,500,000   1,618,125     1,500,000   1,618,125
    5.50%, Due 8/01/15                                               2,000,000   2,145,000     2,000,000   2,145,000
    5.50%, Due 9/15/19                                               1,000,000   1,065,000     1,000,000   1,065,000
    5.75%, Due 3/15/13                                               1,020,000   1,114,350     1,020,000   1,114,350
    5.75%, Due 8/01/14                                               1,000,000   1,088,750     1,000,000   1,088,750
    6.00%, Due 8/01/17                      1,500,000   1,629,375                              1,500,000   1,629,375
New York, New York GO Refunding,                                     1,500,000   1,621,875     1,500,000   1,621,875
5.75%, Due 8/01/16
New York, New York Industrial Development                            1,230,000   1,257,675     1,230,000   1,257,675
Agency Civic Facility Revenue, 6.875%,
Due 7/01/10
New York Thruway Authority Service          1,000,000   1,138,750                              1,000,000   1,138,750
Contract Revenue - Local Highway and
Bridge Project, 5.75%, Due 4/01/19 (Pre-
Refunded to $101 on 4/01/09) (e)
New York Urban Development Corporation                               3,500,000   3,753,750     3,500,000   3,753,750
Correctional and Youth Facilities Service
Revenue, 5.00%, Due 1/01/27 (Mandatory
Put at $100 on 1/01/09)
Orange County, New York GO, 5.125%,         1,000,000   1,053,750                              1,000,000   1,053,750
Due 9/01/19
Port Authority of New York and New          3,000,000   3,198,750                              3,000,000   3,198,750
Jersey Special Obligation Revenue -
JFK International Air Terminal Project,
5.75%, Due 12/01/22 (e)
Tobacco Settlement Financing Corporation
Revenue:
    5.25%, Due 6/01/13 (e)                                           1,500,000   1,616,250     1,500,000   1,616,250
    5.25%, Due 6/01/14                                               1,000,000   1,043,750     1,000,000   1,043,750
Tompkins County, New York Industrial        1,000,000   1,146,250                              1,000,000   1,146,250
Development Agency Revenue - Civic
Facility-Cornell University Lake Project,
5.625%, Due 7/01/20 (Pre-Refunded to
$101 on 7/01/10)
                                                      ------------             ------------              ------------
                                                       32,757,358               16,996,312                49,753,670

NORTH DAKOTA 0.4%
Three Affiliated Tribes of the Fort Berthold                         1,515,000   1,526,317     1,515,000   1,526,317
Reservation GO, 6.30%, Due 11/15/10

OHIO 4.0%
Carroll, Ohio Water and Sewer District GO,                           1,500,000   1,599,375     1,500,000   1,599,375
6.25%, Due 12/01/10
Greene County, Ohio University Housing
Revenue - Marauder Development-
Central State University Project (e):
    5.00%, Due 9/01/24                        400,000     387,500                                400,000     387,500
    5.10%, Due 9/01/35                        500,000     478,125                                500,000     478,125
Medina County, Ohio EDR MFHR - Camelot                               3,800,000   3,681,250     3,800,000   3,681,250
Place, Ltd. Project, 8.375%, Due 10/01/23 (d)
Miami County, Ohio Hospital Facility Revenue2,500,000   2,590,625                              2,500,000   2,590,625
Refunding and Improvement - Upper Valley
Medical Center Project, 6.25%, Due 5/15/16
Montgomery County, Ohio Health Care                                  1,200,000     687,000     1,200,000     687,000
Facilities Revenue Refunding - Friendship
Village of Dayton Project, 6.25%,
Due 2/01/22 (d)
Toledo, Ohio MFMR - Commodore Perry                                  7,470,000   6,498,900     7,470,000   6,498,900
Apartments Project, 7.00%, Due 12/01/28 (d)
                                                      ------------             ------------              ------------
                                                        3,456,250               12,466,525                15,922,775

OKLAHOMA 0.6%
Ellis County, Oklahoma Industrial Authority                          1,125,000   1,126,406     1,125,000   1,126,406
 IDR - W B Johnston Grain Shattuck Project,
7.10%, Due 8/01/23
Oklahoma County, Oklahoma Finance                                    10,170,000  1,322,100    10,170,000   1,322,100
Authority First Mortgage MFHR - Multiple
Apartments Project, 7.125%, Due 4/01/28 (d) (h)
                                                                               ------------              ------------
                                                                                 2,448,506                 2,448,506
PENNSYLVANIA 2.6%
Allegheny County, Pennsylvania Hospital                                500,000     531,875       500,000     531,875
Development Authority Revenue - University
of Pittsburgh Medical Center Project, 5.00%,
Due 6/15/10
Pennsylvania Higher EFA Revenue -                                    1,925,000   1,987,563     1,925,000   1,987,563
Independent Colleges and Universities of
Pennsylvania Project, 6.25%, Due 11/01/18
Philadelphia, Pennsylvania Authority For    1,500,000   1,612,500                              1,500,000   1,612,500
Industrial Development Lease Revenue,
5.50%, Due 10/01/20 (e)
Philadelphia, Pennsylvania Hospitals                                 2,220,000   2,358,750     2,220,000   2,358,750
and Higher EFA Revenue - Temple
University Hospital Project, 6.50%, Due 11/15/08
Sayre, Pennsylvania Health Care Facilities                           1,650,000   1,724,250     1,650,000   1,724,250
Authority Revenue - Guthrie Healthcare
System Project, 5.30%, Due 12/01/12
Scranton-Lackawanna, Pennsylvania
Health and Welfare Authority Hospital
Revenue:
    Marian Community Hospital Project, 6.50%,                          960,000     972,000       960,000     972,000
 Due 1/15/07
    Moses Taylor Hospital Project, 5.80%,                            1,300,000     936,000     1,300,000     936,000
Due 7/01/07
                                                                               ------------              ------------
                                                                                 8,510,438                10,122,938

PUERTO RICO 3.3%
Commonwealth of Puerto Rico Aqueduct        1,525,000   1,763,281                              1,525,000   1,763,281
and Sewer Authority Revenue Refunding,
6.25%, Due 7/01/12
Commonwealth of Puerto Rico Capital         1,000,000     550,000                              1,000,000     550,000
Appreciation GO Refunding, Zero %,
Due 7/01/17 (e)
Commonwealth of Puerto Rico GO, 5.65%,      1,000,000   1,138,750                              1,000,000   1,138,750
Due 7/01/15 (e)
Commonwealth of Puerto Rico Highway
and Transportation Authority Revenue (e):
    5.75%, Due 7/01/19                      1,500,000   1,683,750                              1,500,000   1,683,750
   Zero %, Due 7/01/16                      1,765,000   1,028,113                              1,765,000   1,028,113
Commonwealth of Puerto Rico Public
Improvement GO:
    5.25%, Due 7/01/12                      1,000,000   1,087,500                              1,000,000   1,087,500
    5.25%, Due 7/01/17                      2,000,000   2,130,000                              2,000,000   2,130,000
Commonwealth of Puerto Rico Infrastructure  1,000,000   1,108,750                              1,000,000   1,108,750
Financing Authority Special Obligation
Revenue, 5.50%, Due 10/01/17 (g)
Puerto Rico HFA Revenue, 5.00%,                                        400,000     420,500       400,000     420,500
Due 12/01/17
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Revenue - Ana G. Mendez University
System Project:
    5.00%, Due 2/01/09                                                 750,000     790,312       750,000     790,312
    5.00%, Due 2/01/10                                               1,015,000   1,068,288     1,015,000   1,068,288
Puerto Rico Public Buildings Authority        400,000     439,500                                400,000     439,500
Guaranteed Revenue Refunding -
Government Facilities Project, 5.50%,
Due 7/01/16
                                                      ------------             ------------              ------------
                                                       10,929,644                2,279,100                13,208,744

SOUTH CAROLINA 3.2%
Connector 2000 Association, Inc. Senior
Capital Appreciation Toll Road Revenue:
    Zero %, Due 1/01/27                     5,000,000     525,000                              5,000,000     525,000
    Zero %, Due 1/01/36                     5,000,000     306,250                              5,000,000     306,250
Connector 2000 Association, Inc. Senior
Capital Appreciation Toll Road Revenue -
Greenville, South Carolina Southern
Connector Project:
    Zero %, Due 1/01/12                                              3,900,000   1,472,250     3,900,000   1,472,250
    Zero %, Due 1/01/14                                              4,560,000   1,379,400     4,560,000   1,379,400
    Zero %, Due 1/01/15                                              1,000,000     237,500     1,000,000     237,500
    Zero %, Due 1/01/28                                                400,000      39,500       400,000      39,500
    Zero %, Due 1/01/32                                              10,350,000    802,125    10,350,000     802,125
    Zero %, Due 1/01/35                                                100,000       6,500       100,000       6,500
Greenville County, South Carolina School    3,000,000   3,296,250                              3,000,000   3,296,250
District Installment Purchase Revenue
Refunding - Building Equity Sooner Tomorrow
Project, 6.00%, Due 12/01/21
South Carolina Jobs EDA Hospital Facilities 1,000,000   1,080,000                              1,000,000   1,080,000
Revenue Refunding and Improvement -
Palmetto Health Alliance Project, 6.875%,
Due 8/01/27
South Carolina Ports Authority Ports                                 2,400,000   2,763,000     2,400,000   2,763,000
Revenue, 7.80%, Due 7/01/09 (b) (g)
York County, South Carolina PCR -                                      900,000     942,750       900,000     942,750
Bowater, Inc. Project, 7.625%, Due 3/01/06
                                                      ------------             ------------              ------------
                                                        5,207,500                7,643,025                12,850,525

SOUTH DAKOTA 1.1%
Sisseton-Wahpeton Sioux Tribe of the
Lake Traverse Reservation GO (d):
    7.00%, Due 11/01/13                                                655,000     707,400       655,000     707,400
    7.00%, Due 11/01/23                                              1,290,000   1,359,338     1,290,000   1,359,338
South Dakota EDFA EDR - Angus Project:
    4.75%, Due 4/01/10                                                 275,000     281,187       275,000     281,187
    5.00%, Due 4/01/11                                                 285,000     291,769       285,000     291,769
    5.25%, Due 4/01/12                                                 300,000     319,875       300,000     319,875
    5.25%, Due 4/01/13                                                 320,000     340,400       320,000     340,400
South Dakota EDFA EDR - McEleeg Project,                               420,000     418,425       420,000     418,425
5.00%, Due 4/01/14 (c)
South Dakota EDFA EDR Pooled Loan                                      685,000     714,112       685,000     714,112
Program - Midstates Printing, Inc. Project,
5.50%, Due 4/01/18
                                                                               ------------              ------------
                                                                                 4,432,506                 4,432,506

TEXAS 5.0%
Capital Area HFC Revenue, Zero %,           1,560,000     891,150    5,000,000   2,856,250     6,560,000   3,747,400
Due 1/01/16 (e) (g)
El Paso, Texas Property Finance Authority,                              95,000      95,958        95,000      95,958
 Inc. SFMR - GNMA Mortgage-Backed
Securities Program, 8.70%, Due 12/01/18 (e)
Grand Prairie, Texas Independent School                              1,000,000     636,250     1,000,000     636,250
District Capital Appreciation GO, Zero %,
Due 2/15/14 (e)
La Joya, Texas Independent School District  3,000,000   3,112,500                              3,000,000   3,112,500
GO, 5.50%, Due 2/15/25
Lubbock, Texas Housing Finance              8,725,000   5,115,031    8,415,000   4,933,294    17,140,000  10,048,325
Corporation Capital Appreciation Revenue,
Zero %, Due 10/01/15 (g)
Texas Water Development Board Revenue -     1,000,000   1,006,250                              1,000,000   1,006,250
Revolving Fund Project, 4.75%, Due 7/15/20
Texoma Area Solid Waste Authority
Regional Solid Waste Disposal Revenue -
Initial Facility Project (c):
    5.25%, Due 2/15/14                                                 630,000     637,875       630,000     637,875
    5.25%, Due 2/15/15                                                 665,000     667,494       665,000     667,494
                                                      ------------             ------------              ------------
                                                       10,124,931                9,827,121                19,952,052

UTAH 0.6%
Eagle Mountain, Utah Special Assessment                                750,000     752,843       750,000     752,843
 Bonds, 5.90%, Due 12/15/07
Intermountain Power Agency Power            1,580,000   1,738,000                              1,580,000   1,738,000
Supply Revenue, 6.15%, Due 7/01/14 (g)
                                                                                                          ------------
                                                                                                           2,490,843

VIRGIN ISLANDS 0.3%
Virgin Islands Public Finance Authority     1,000,000   1,110,000                              1,000,000   1,110,000
Gross Receipts Taxes Loan Revenue,
6.375%, Due 10/01/19

VIRGINIA 1.3%
Capital Region Airport Commission                                    1,335,000   1,441,800     1,335,000   1,441,800
Revenue Refunding, 5.00%, Due 7/01/11 (e)
Peninsula Ports Authority Coal Terminal                              1,900,000   1,935,625     1,900,000   1,935,625
Revenue Refunding - Dominion Terminal
Associates Project, 6.00%, Due 4/01/33
Prince William County, Virginia IDA                                  1,750,000   1,719,375     1,750,000   1,719,375
Educational Facilities Revenue - Catholic
Diocese of Arlington Project, 4.375%,
Due 10/01/13
                                                                               ------------              ------------
                                                                                 5,096,800                 5,096,800

WASHINGTON 1.3%
Okanogan County, Washington Irrigation                               1,200,000   1,213,500     1,200,000   1,213,500
District Revenue Refunding, 4.75%,
 Due 12/01/13
Seattle, Washington Housing Authority
Low Income Assistance Revenue -
Hilltop and Spring Projects (e):
    5.375%, Due 10/20/18                                               985,000   1,052,719       985,000   1,052,719
    5.875%, Due 10/20/28                                             1,545,000   1,647,356     1,545,000   1,647,356
Tobacco Settlement Authority Washington                                700,000     666,750       700,000     666,750
Tobacco Settlement Revenue Asset-
Backed Bonds, 5.50%, Due 6/01/12
Washington Housing Finance Commission                                  615,000     630,375       615,000     630,375
Nonprofit Housing Revenue Refunding -
Crista Ministries Project, 5.35%,
Due 7/01/14 (Mandatory Put at $100 on
7/01/05) (e)
                                                                               ------------              ------------
                                                                                 5,210,700                 5,210,700

WISCONSIN 3.4%
Badger Tobacco Asset Securitization
Corporation Revenue:
    5.50%, Due 6/01/10                        825,000     815,719                                825,000     815,719
    5.75%, Due 6/01/11                      1,180,000   1,166,725      250,000     247,187     1,430,000   1,413,912
    5.75%, Due 6/01/12                         90,000      87,750    2,000,000   1,950,000     2,090,000   2,037,750
    6.00%, Due 6/01/17                      1,840,000   1,718,100    1,150,000   1,073,812     2,990,000   2,791,912
Oshkosh, Wisconsin IDR - Don Evans,
 Inc. Project (e):
    5.35%, Due 12/01/10                                                520,000     543,400       520,000     543,400
    5.50%, Due 12/01/11                                                390,000     409,012       390,000     409,012
Southeast Wisconsin Professional            2,800,000   3,115,000                              2,800,000   3,115,000
Baseball Park District Sales Tax Revenue
Refunding, 5.50%, Due 12/15/16 (e)
Waterford, Wisconsin Graded Joint School                                70,000      77,700        70,000      77,700
District Number 1 GO Refunding, 5.25%,
Due 4/01/12 (e)
Wisconsin Health and EFA Revenue:
   Agnesian Healthcare, Inc. Project,                                  705,000     747,300       705,000     747,300
5.10%, Due 7/01/08
   Marshfield Clinic Project, 6.25%,                                   866,000     938,527       866,000     938,527
Due 2/15/10
Wheaton Franciscan Services Project,                                   750,000     791,250       750,000     791,250
5.00%, Due 8/15/11
                                                      ------------             ------------              ------------
                                                        6,903,294                6,778,188                13,681,482
---------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                 200,000,798              164,214,000               364,214,798
(Cost $177,366,048, $182,802,521
and $360,168,569, respectively)
---------------------------------------------------------------------------------------------------------------------

VARIABLE RATE MUNICIPAL BONDS 3.7%
CALIFORNIA 1.0%
Central Platte Valley Metropolitan                                     500,000     535,625       500,000     535,625
District of Colorado Refunding, 5.00%,
Due 12/01/31 (Mandatory Put at $100
on 12/01/09) (e)
Foothill/Eastern Transportation Corridor    1,695,000   1,915,350                              1,695,000   1,915,350
Agency Toll Road Revenue, Zero %,
Due 1/01/10 (Rate Reset
Effective 1/01/05) (g)
Northwest Parkway Public Highway                                     2,240,000   1,612,800     2,240,000   1,612,800
Authority Revenue, Zero %,
Due 6/15/16 (Rate Reset Effective
6/15/11) (e)
                                                                               ------------              ------------
                                                                                 2,148,425                 4,063,775
ILLINOIS 0.5%
Cook County, Illinois Proviso Township                               2,000,000   1,767,500     2,000,000   1,767,500
High School District Number 209 GO,
Zero%, Due 12/01/11 (Rate Reset
Effective 12/01/07) (e)

MISSOURI 0.9%
St. Charles County, Missouri IDA            1,850,000   1,873,125    1,850,000   1,873,125     3,700,000   3,746,250
MFHR Refunding - Vanderbilt
Apartments Project, 5.00%,
Due 2/01/29 (Mandatory Put at
$100 on 2/01/09)

NEW YORK 0.1%
New York, New York Transitional                                        350,000     381,500       350,000     381,500
Finance Authority Revenue Refunding,
5.25%, Due 2/01/29 (Mandatory
Put at $100 on 2/01/11)

PENNSYLVANIA 0.7%
Sayre, Pennsylvania Health Care                                      2,500,000   2,856,250     2,500,000   2,856,250
Facilities Authority Revenue - Guthrie
Healthcare System Project, 1.00%,
Due 12/01/31 (Rate Reset Effective 6/01/04)

WISCONSIN 0.5%
Racine, Wisconsin Solid Waste                                        2,000,000   1,945,000     2,000,000   1,945,000
Disposal Revenue Refunding -
Republic Services Project, 3.25%,
Due 12/01/37 (Mandatory Put at
$100 on 4/01/09)
---------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds                     3,788,475               10,971,800                14,760,275
(Cost $10,522,732, $3,164,573 and
$13,687,305, respectively)
---------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (A) 3.2%
MUNICIPAL BONDS 0.4%
ARIZONA 0.0%
Arizona Health Facilities Authority           100,000      99,824                                100,000      99,824
Hospital System Revenue - Phoenix
Children's Hospital Project, 5.00%,
Due 11/15/04

CALIFORNIA 0.3%
California EFA Revenue - Southwestern       1,000,000   1,047,140                              1,000,000   1,047,140
University Project, 6.60%, Due 11/01/14
(Pre-Refunded to $102 on 11/01/04)

WISCONSIN 0.1%
Wisconsin Health and EFA Revenue -                                     250,000     251,210       250,000     251,210
Agnesian Healthcare, Inc. Project, 5.00%,
Due 7/01/04
                                                      ------------             ------------              ------------

TOTAL MUNICIPAL BONDS                                   1,146,964                  251,210                 1,398,174

VARIABLE RATE MUNICIPAL BONDS 1.9%
MARYLAND 1.3%
Howard County, Maryland MFHR                5,000,000   5,013,800                              5,000,000   5,013,800
Refunding - Chase Glen Project, 7.00%,
Due 7/01/24 (Mandatory Put at $100
on 7/01/04)

MINNESOTA 0.6%
St. Paul, Minnesota Housing and                                      2,195,000   2,195,022     2,195,000   2,195,022
Redevelopment Authority Lease
Revenue - Higher Ground Academy
Project, 7.50%, Due 11/01/28 (Mandatory
Put at $100 on 6/01/04)
                                                      ------------             ------------              ------------

TOTAL VARIABLE RATE MUNICIPAL BONDS                     5,013,800                2,195,022                 7,208,822

MUNICIPAL MONEY MARKET FUNDS 0.9%
MULTIPLE STATES 0.9%
Strong Tax-Free Money Fund (f)                710,000     710,000    3,005,000   3,005,000     3,715,000   3,715,000
---------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments                            6,870,764                5,451,232                12,321,996
(Cost $5,450,241, $6,794,378 and
$12,244,619, respectively)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                       210,660,037              180,637,032               391,297,069
(Cost $193,339,021, $192,761,472
and $386,100,493, respectively) 98.7%
Other Assets and Liabilities, Net 1.3%                  2,140,162                3,212,963                 5,353,125
---------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                     $212,800,199             $183,849,995              $396,650,194
=====================================================================================================================



---------------------------------------------------------------------------------------------------------------------
FUTURES
---------------------------------------------------------------------------------------------------------------------
                                          Expiration    Underlying   Expiration  Underlying   Expiration Underlying
                                             Date          Face        Date         Face         Date        Face
                                                          Amount                   Amount                   Amount
                                                         at Value                 at Value                 at Value
------------------------------------------------------------------   ----------------------   -----------------------
Sold:
225 Ten-Year U.S. Treasury Notes             6/04     $ (2,762,500)                              6/04    $ (2,762,500)
25 Two -Year U.S. Treasury Notes             6/04     $ (5,313,672)                              6/04    $ (5,313,672)


---------------------------------------------------------------------------------------------------------------------
WRITTEN OPTIONS ACTIVITY
---------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS   PREMIUMS      CONTRACTS  PREMIUMS      CONTRACTS   PREMIUMS
------------------------------------------------------------------   ----------------------   -----------------------
Options outstanding at beginning of period          -         $ -            -         $ -             -         $ -
Options written during the period                 100      76,135            -           -           100      76,135
Options closed                                   (100)    (76,135)           -           -          (100)    (76,135)
Options expired                                     -           -            -           -             -           -
Options exercised                                   -           -            -           -             -           -
                                          ------------------------   ----------------------   -----------------------
Options outstanding at end of period                -         $ -            -         $ -             -         $ -
                                          ========================   ======================   =======================


--------------------------------------------------------------------------------
LEGEND:
--------------------------------------------------------------------------------

(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in monay market funds.
(b) All or portion of security is pledged to cover margin requirements on open futures contracts.
(c)  All or a portion of security is when-issued.
(d)  Illiquid Security
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f)  Affiliated Issuer (see Note 9 of Notes to Financial Statements).
(g)  Escrowed to Maturity.
(h) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.



Percentages are stated as percentages of net assets.

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------
April 30, 2004 (Unaudited)

                                                      STRONG ADVISOR   STRONG                                  MUNICIPAL BOND
                                                       MUNICIPAL      MUNICIPAL                                   FUND PRO
                                                        BOND FUND     BOND FUND     COMBINED     ADJUSTMENTS   FORMA COMBINED
                                                       ------------  -----------   ------------  -----------   ------------

ASSETS:
    Investments in Securities, at Value
       Unaffiliated Issuers (Cost of $190,334,         $ 209,950,037 $ 177,632,032 $ 387,582,069               $ 387,582,069
      $192,051, and $382,385, respectively)
       Affiliated Issuers (Cost of $3,005, $710            710,000    3,005,000      3,715,000                  $3,715,000
     and $3,715, respectively)
    Receivable for Securities Sold                       3,142,986    3,406,230      6,549,216                  $6,549,216
    Dividends and Interest Receivable                    3,232,457    2,857,528      6,089,985                  $6,089,985
    Other Assets                                            88,187       40,321        128,508                    $128,508
                                                       ------------  -----------   ------------  -----------   ------------
    Total Assets                                       217,123,667   186,941,111   404,064,778            0    404,064,778

LIABILITIES:
    Payable for Securities Purchased                     3,093,772    1,996,833      5,090,605                   5,090,605
    Payable for Fund Shares Redeemed                       366,589      206,137        572,726                     572,726
    Dividends Payable                                      771,135      774,207      1,545,342                   1,545,342
    Variation Margin Payable                                25,938       34,844         60,782                      60,782
    Accrued Operating Expenses and Other Liabilities        66,034       79,095        145,129                     145,129
                                                       ------------  -----------   ------------  -----------   ------------
    Total Liabilities                                    4,323,468    3,091,116      7,414,584            0      7,414,584
                                                       ------------  -----------   ------------  -----------   ------------
NET ASSETS                                             $ 212,800,199 $ 183,849,995 $ 396,650,194         $0    $ 396,650,194
                                                       ============  ===========   ============  ===========   ============

NET ASSETS CONSIST OF:
    Capital Stock (Par Value and Paid-in Capital)      $192,891,052  $213,597,527  $406,488,579                $406,488,579
    Undistributed Net Investment Income (Loss)              (5,375)     269,000       $263,625                     263,625
    Undistributed Net Realized Gain (Loss)               1,861,270   (17,371,496)  ($15,510,226)               (15,510,226)
    Net Unrealized Appreciation/Depreciation            18,053,252   (12,645,036)   $5,408,216                   5,408,216
                                                       ------------  -----------   ------------  -----------   ------------
    Net Assets                                         $ 212,800,199 $183,849,995  $ 396,650,194         $0    $ 396,650,194
                                                       ============  ===========   ============  ===========   ============

INVESTOR CLASS
    Net Assets                                                       $183,849,995                              $183,849,995
    Capital Shares Outstanding (Unlimited                            20,681,153                                 20,681,153
Number Authorized)
Net Asset Value Per Share                                                 $8.89                                      $8.89
                                                                     ===========                               ============

CLASS A
    Net Assets                                         $158,748,094                                            $158,748,094
    Capital Shares Outstanding (Unlimited               18,933,513                                              17,856,929
Number Authorized)
Net Asset Value Per Share                                    $8.38                                                   $8.89
                                                       ============                                            ============

PUBLIC OFFERING PRICE PER SHARE
    ($8.38 divided by 0.955 and $8.89                        $8.77                                                   $9.31
divided by 0.955)
                                                       ============                                            ============

CLASS B
    Net Assets                                         $31,720,212                                             $31,720,212
    Capital Shares Outstanding (Unlimited                3,802,980                                               3,568,078
Number Authorized)
Net Asset Value Per Share                                    $8.34                                                   $8.89
                                                       ============                                            ============

CLASS C
    Net Assets                                          $2,261,320                                              $2,261,320
    Capital Shares Outstanding (Unlimited                  269,966                                                 254,367
Number Authorized)
Net Asset Value Per Share                                    $8.38                                                   $8.89
                                                       ============                                            ============

INSTITUTIONAL CLASS
    Net Assets                                         $20,070,573                                             $20,070,573
    Capital Shares Outstanding (Unlimited                2,401,694                                               2,257,657
Number Authorized)
Net Asset Value Per Share                                    $8.36                                                   $8.89
                                                       ============                                            ============



          See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
-------------------------------------------------------------
For the Twelve Months Ended April 30, 2004 (Unaudited)


                                                STRONG ADVISOR
                                                 MUNICIPAL BOND STRONG MUNICIPAL                              PRO FORMA
                                                    FUND          BOND FUND        COMBINED    ADJUSTMENTS     COMBINED
                                                                                -------------------------------------------
INCOME:
    Dividends - Affiliated Issuers                  $ 20,990         $ 56,677      $ 77,667                        $77,667
    Interest                                      12,790,533       11,391,305   $24,181,838                    $24,181,838
                                                -------------   --------------  ------------   ----------   ---------------
    Total Income                                  12,811,523       11,447,982   $24,259,505           $0       $24,259,505

EXPENSES:
    Investment  Advisory  Fees                       888,934          738,786     1,627,720      164,876         1,792,596
    Administrative Fees - Fund Level                       -                -             -      224,075           224,075
    Administrative Fees - Investor Class                   -          591,429       591,429      351,941           943,370
    Administrative Fees - Institutional Class          4,933                -         4,933       16,576            21,509
    Administrative Fees - Class A                    495,753                -       495,753      (14,348)          481,405
    Administrative Fees - Class B                    111,320                -       111,320        6,718           118,038
    Administrative Fees - Class C                      8,474                -         8,474         (310)            8,164
    Custodian  Fees                                   15,096           22,676        37,772       51,858            89,630
    Transfer Agency Fees - Investor Class                  -          216,697       216,697     (216,697)                -
    Transfer Agency Fees - Institutional Class         3,523                -         3,523       (3,523)                -
    Transfer Agency Fees - Class A                   362,949                -       362,949     (362,949)                -
    Transfer Agency Fees - Class B                    82,403                -        82,403      (82,403)                -
    Transfer Agency Fees - Class C                     6,244                -         6,244       (6,244)                -
    Reports to Shareholders                          104,512           57,966       162,478     (122,223)           40,255
   12b-1 Fees (SS) - Investor Class                        -                -             -      524,094           524,094
   12b-1 Fees (SS) - Institutional Class                   -                -             -       53,772            53,772
   12b-1 Fees (SS)- Class A                          419,277                -       419,277            -           419,277
   12b-1 Fees (SS) - Class B                         105,881                -       105,881            -           105,881
   12b-1 Fees (SS) - Class C                           7,332                -         7,332            -             7,332
   12b-1 Fees (Dist) - Class B                       317,642                -       317,642            -           317,642
   12b-1 Fees (Dist) - Class C                        21,996                -        21,996            -            21,996
    Professional Fees                                 28,516          (52,560)      (24,044)      63,544            39,500
    Federal and State Registration Fees              107,366           35,804       143,170      (83,163)           60,007
    Brokerage Fees                                        21              336           357         (357)                -
    Other                                             31,190           30,539        61,729       21,693            83,422
                                                -------------   --------------  ------------   ----------   ---------------
Total Expenses before Waivers and                  3,123,362        1,641,673     4,765,035      586,930         5,351,965
Absorptions, Transfer Agency Banking
Credits, and Earnings Credits
     Expense Waivers and Absorptions                 (28,519)         (19,991)      (48,510)   (1,340,547)      (1,389,057)
     Transfer Agency Banking Credits                     (29)               0           (29)          29                 0
     Earnings Credits                                   (703)            (597)       (1,300)       1,300                 0
                                                -------------   --------------  ------------   ----------   ---------------
     Expenses, Net                                 3,094,111        1,621,085     4,715,196     (752,288)        3,962,908
                                                -------------   -----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                       9,717,412        9,826,897    19,544,309      752,288        20,296,597

REALIZED AND UNREALIZED GAIN (LOSS):
  Net Realized Gain (Loss) on:
    Investments                                    1,425,865        3,417,373     4,843,238                      4,843,238
    Written Options                                   76,897                -        76,897                         76,897
    Futures Contracts                                404,820           71,242       476,062                        476,062
    Swaps                                             20,300           20,300        40,600                         40,600
                                                -------------   --------------  ------------   ----------   ---------------
    Net Realized Gain (Loss)                       1,927,882        3,508,915     5,436,797            0         5,436,797
  Net Change in Unrealized Appreciation/
Depreciation on:
    Investments                                   (5,679,235)      (2,272,640)   (7,951,875)                    (7,951,875)
    Written Options                                  (60,563)               -       (60,563)                       (60,563)
    Futures Contracts                                154,688          188,516       343,204                        343,204
                                                -------------   --------------  ------------   ----------   ---------------
    Net Change in Unrealized Appreciation         (5,585,110)      (2,084,124)   (7,669,234)           0        (7,669,234)
/Depreciation
                                                -------------   --------------  ------------   ----------   ---------------
NET GAIN (LOSS) ON INVESTMENTS                    (3,657,228)       1,424,791    (2,232,437)           0        (2,232,437)
                                                -------------   --------------  ------------   ----------   ---------------

NET INCREASE (DECREASE) IN NET ASSETS            $ 6,060,184     $ 11,251,688   $ 17,311,872    $752,288       $18,064,160
RESULTING FROM OPERATIONS                       =============   ==============  ============   ==========   ===============





              See Notes to Financial Statements.

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                                      STRONG ADVISOR TECHNOLOGY FUND      STRONG TECHNOLOGY 100 FUND
                                                                     ----------------------------------  ---------------------------
                                                                        SHARES OR                         SHARES OR
                                                                        PRINCIPAL                         PRINCIPAL
                                     INTEREST RATE   MATURITY DATE       AMOUNT           VALUE            AMOUNT             VALUE
                                     ------------------------------------------------------------------  ---------------------------
COMMON STOCK--92.98%
AEROSPACE - DEFENSE --1.09%
Lockheed Martin Corporation                                                                                   43,200       1,971,648
Goodrich Corporation                                                                                          40,945       1,149,326

TOTAL AEROSPACE - DEFENSE                                                                            0                     3,120,974
                                                                                    -------------------                 ------------

BUSINESS SERVICES--35.68%
Agilent Technologies, Inc. +                                                                                  47,335       1,497,206
Amdocs Limited+
Ask Jeeves Incorporated+
Aspen Technology Incorporated+
Autodesk Incorporated                                                                                         47,800       1,511,436
Automatic Data Processing, Inc.                                                                               43,575       1,830,150
Citrix Systems Incorporated+
CNET Networks Incorporated+
Cognizant Technology Solutions
Corporation+                                                                                                  13,900         628,975
Computer Associates International
Incorporated                                                                                                  45,740       1,228,576
Doubleclick Incorporated+                                                      2,400            27,000
eBay Incorporated+                                                               600            41,598
F5 Networks Incorporated+
Mercury Interactive Corporation+                                                                              13,140         588,672
Microsoft Corporation
Microstrategy Incorporated Class A+
Monster Worldwide Incorporated+
NCR Corporation+                                                                                              41,995       1,850,300
Netease.Com Incorporated ADR+
Network Associates Incorporated+                                                                              46,700         840,600
Red Hat Incorporated+
Retek Incorporated+
SAP AG                                                                                                        62,150       2,443,117
Siebel Systems Incorporated+                                                                                  40,010         460,515
Sina Corporation+
Symantec Corporation+                                                                                         55,270       2,559,001
Trend Micro Incorporated
Verisign Incorporated+                                                         1,600            26,544
Veritas Software Corporation+                                                                                 25,800         687,312
Wind River Systems Incorporated+
Yahoo Japan Corporation When Issued+
Yahoo Japan Corporation+
Yahoo! Incorporated+                                                                                          86,275       4,192,102

TOTAL BUSINESS SERVICES                                                                         95,142                    20,317,962
                                                                                    -------------------                 ------------

COMMUNICATIONS--3.61%
Alcatel SA ADR +                                                                                              44,080         698,668
Corning, Inc. +                                                                                               46,390         518,640
Foundry Networks Incorporated+                                                                                62,700       1,076,559
Garmin, Ltd.                                                                   1,400            59,794
Nextel Communications, Inc. Class A +                                                                         45,100       1,115,323
Nortel Networks Corporation +                                                                                 30,200         179,388
Qualcomm, Inc.                                                                                                57,490       3,818,486
REMEC, Inc. +                                                                  3,100            23,560
Scientific-Atlanta, Inc.                                                       1,000            32,340        46,910       1,517,069
Tellabs, Inc. +                                                                                               50,300         434,089
Trimble Navigation, Ltd. +                                                     1,950            44,715

TOTAL COMMUNICATIONS                                                                           160,409                     9,358,222
                                                                                    -------------------                 ------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--24.24%
Advanced Micro Devices, Inc. +                                                                               42,675          692,615
Advantest Corporation
Analog Devices, Inc.                                                                                         44,030        2,113,880
Applied Materials, Inc. +                                                                                    42,850          916,133
Ariba, Inc. +                                                                 16,400            46,248
ASM International NV +                                                         2,000            44,200
ASML Holding NV +                                                                                            67,500        1,237,275
BEA Systems, Inc. +                                                            2,000            25,520       91,950        1,173,282
Broadcom Corporation Class A +                                                                               35,300        1,382,701
Comverse Technology Incorporated+
Cymer, Inc. +                                                                    900            34,749
Cypress Semiconductor+                                                                                       52,495        1,074,573
FEI Company +                                                                  1,500            32,775
Flextronics International, Ltd. +                                                                            51,800          891,996
Intel Corporation                                                                                            42,845        1,165,384
IXYS Corporation +                                                             4,100            38,540
KLA-Tencor Corporation +                                                                                     43,725        2,201,554
Lam Research Corporation +                                                                                   44,885        1,131,551
Linear Technology Corporation                                                  1,350            49,977       42,305        1,566,131
LogicVision, Inc. +                                                            2,000             8,380
LSI Logic Corporation +                                                        6,200            57,908
Maxim Integrated Products, Inc.                                                                              42,895        2,019,926
Micron Technology Incorporated+                                                                              81,005        1,353,594
Motorola Incorporated                                                                                        64,815        1,140,744
National Semiconductor Corporation+                                                                          77,605        3,447,990
Network Appliance Incorporated+                                                                              26,375          565,744
Nokia OYJ ADR                                                                                                27,275          553,137
Novellus Systems, Inc. +                                                                                     42,670        1,356,479
NVIDIA Corporation +                                                           1,200            31,788
O2Micro International, Ltd. +                                                                                40,900          704,707
ON Semiconductor Corporation +                                                                              134,200        1,011,868
Photronics, Inc. +                                                             2,600            46,124
PMC-Sierra, Inc. +                                                                                           51,900          880,743
Power Integrations Incorporated+
Research IN Motion Limited+
Silicon Laboratories Incorporated+                                                                           13,100          692,728
Sohu.Com Incorporated+
Solectron Corporation +                                                                                      90,700          501,571
Tektronix, Inc.                                                                                              45,600        1,491,576
Telefonaktiebolaget LM Ericsson ADR+
Teradyne, Inc. +                                                                                             39,585          943,311
Texas Instruments, Inc.                                                        1,900            55,518       73,155        2,137,589
Thermo Electron Corporation +                                                                                49,100        1,388,548
TTM Technologies, Inc. +                                                       4,100            50,512
Vitesse Semiconductor Corporation +                                                                          52,985          375,664
Xilinx, Inc. +                                                                   900            34,200       68,000        2,584,000

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                                                             556,439                    38,696,994
                                                                                    -------------------                 ------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--0.57%
Affymetrix Incorporated+
Pharmacopeia Incorporated+

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED
SERVICES                                                                                             0                             0
                                                                                    -------------------                 ------------

HOLDING & OTHER INVESTMENT
OFFICES--1.70%
Softbank Corporation

First Data Corporation                                                                                      44,300         1,867,688

TOTAL HOLDING & OTHER INVESTMENT
OFFICES                                                                                              0                     1,867,688
                                                                                    -------------------                 ------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--14.56%
Adobe Systems, Inc.                                                                                         47,620         1,877,656
Apple Computer, Inc. +                                                                                      35,660           964,603
BMC Software, Inc. +                                                                                        47,100           920,805
Brocade Communications Systems, Inc.
+                                                                              6,200            41,292
CDW Corporation
Check Point Software Technologies,
Ltd. +                                                                                                      44,500         1,013,265
Cisco Systems Incorporated+                                                    1,800            42,336      78,035         1,835,383
Cognos, Inc. +                                                                                              29,700           922,482
Computer Sciences Corporation +                                                                             43,135         1,739,634
Corillian Corporation +                                                        7,700            38,115
Dell, Inc. +                                                                                                45,430         1,527,357
Digi International, Inc. +                                                     5,300            52,311
DST Systems, Inc. +                                                              850            38,547      38,640         1,752,324
Electronic Arts, Inc. +                                                          900            48,564      35,860         1,935,006
EMC Corporation +                                                                                          121,970         1,660,012
FMC Technologies, Inc. +                                                       1,300            35,139
Hewlett-Packard Company                                                                                     42,035           960,079
Informatica Corporation +                                                      5,200            44,668
International Business Machines
Corporation                                                                                                 35,180         3,230,931
Juniper Networks Incorporated+                                                                              92,725         2,411,777
Magma Design Automation +                                                      1,600            33,456
Mine Safety Appliances Company                                                 1,500            42,540
MSC Software Corporation +                                                     3,000            26,430
Nassda Corporation +                                                           1,900            13,186
Novell, Inc. +                                                                                              47,600           541,688
Nuance Communications, Inc. +                                                  5,100            33,405
Oracle Systems Corporation +                                                                                50,405           605,364
Overland Storage, Inc. +                                                       1,300            22,035
PeopleSoft, Inc. +                                                                                          42,460           785,085
QLogic Corporation +  A232                                                                                  47,400         1,564,674
RADWARE, Ltd. +                                                                1,300            34,528
SafeNet, Inc. +                                                                1,400            52,556
Seagate Technology +                                                           3,000            48,390
Storage Technology Corporation +                                                                            22,100           615,043
Stratasys, Inc. +                                                              1,650            31,399
Sybase, Inc. +                                                                                              42,715           896,588
Synopsys, Inc. +                                                                                            25,655           742,969
Unisys Corporation +                                                                                        39,280           560,918
Verisity, Ltd. +                                                                 800             7,408
VERITAS Software Corporation +                                                                              47,050         1,266,116

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                                                                 686,305                    30,329,759
                                                                                    -------------------                 ------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--8.48%
Agilent Technologies Incorporated+
Amgen, Inc. +                                                                                               50,725         2,950,673
Biogen Idec, Inc. +                                                                                         45,163         2,511,063
Biomet, Inc.                                                                                                33,000         1,265,880
Boston Scientific Corporation +                                                                             41,080         1,740,970
Diversa Corporation +                                                          2,100            18,606
Genencor International, Inc. +                                                 3,100            41,261
Genentech, Inc. +                                                                                           58,125         6,150,787
Genzyme Corporation +                                                                                       19,920           937,037
Guidant Corporation                                                                                         20,100         1,273,737
Millipore Corporation +                                                                                     41,300         2,121,994
St. Jude Medical, Inc. +                                                                                    36,025         2,597,403

TOTAL MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS                                                           59,867                    21,549,544
                                                                                    -------------------                 ------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES--1.10%
Tyco International Limited

TOTAL MISCELLANEOUS MANUFACTURING
INDUSTRIES                                                                                           0                             0
                                                                                    -------------------                 ------------

WHOLESALE TRADE-DURABLE GOODS--1.95%
Samsung Electronics GDR!

TOTAL WHOLESALE TRADE-DURABLE GOODS                                                                  0                             0
                                                                                    -------------------                 ------------

TOTAL COMMON STOCK (COST
$215,515,698)                                                                                1,558,162                   125,241,143
                                                                                    -------------------                 ------------

COLLATERAL FOR SECURITIES
LENDING--30.11%
Collateral for Security Lending
Navigator Prime Portfolio (a)                                                                            8,044,619         8,044,619

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $85,987,885)                                                                           0                     8,044,619
                                                                                    -------------------                 ------------

INVESTMENT COMPANIES--1.73%
Ishares Nasdaq Biotech Index Fund+
Semiconductor Holders Trust

TOTAL INVESTMENT COMPANIES (COST
$5,000,066)                                                                                          0                             0
                                                                                    -------------------                 ------------

SHORT-TERM INVESTMENTS--6.49%
MUTUAL FUND--5.94%
Wells Fargo Money Market Trust

TOTAL MUTUAL FUND                                                                                    0                             0
                                                                                    -------------------                 ------------

REPURCHASE AGREEMENTS--0.55%
State Street Bank (Dated 3/31/04),
0.75%, Due 4//01/04 (Repurchase
Proceeds of $81,802); Collateralized
by: United States Government &
Agency Issues (a)                             0.750  4/01/2004               81,800            81,800
ABN AMRO Inc. (Dated 3/31/04),
1.05%, Due 4/01/04 (Repurchase
Proceeds $500,015); Collateralized
by: United States Government &
Agency Issues (a)                             1.050  4/01/2004                                             500,000           500,000
State Street Bank (Dated 3/31/04),
0.75%, Due 4/01/04 (Repurchase
Proceeds $987,521); Collateralized
by: United States Government &
Agency Issues (a)                             0.750  4/01/2004                                             987,500           987,500

TOTAL REPURCHASE AGREEMENTS                                                                     81,800                     1,487,500
                                                                                    -------------------                 ------------

TOTAL SHORT-TERM INVESTMENTS (COST
$18,537,695)                                                                                    81,800                     1,487,500
                                                                                    -------------------                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,041,344)--131.31%                                                                 1,639,962                   134,773,262

OTHER ASSETS AND LIABILITIES,
NET---(31.31)%                                                                                  18,019                   (9,688,013)
                                                                                    -------------------                 ------------

TOTAL NET ASSETS--100.0%                                                                     1,657,981                   125,085,249
                                                                                    -------------------                 ------------

WRITTEN OPTIONS---(0.50)%
eBay Incorporated  Call $75
07/17/2004
Foundry Networks Incorporated Put
20   06/19/2004
Marvell Technology Group Limited Put
43   05/22/2004
Veritas Software Corporation Put
30   08/21/2004

TOTAL WRITTEN OPTIONS (PREMIUMS
RECEIVED $1,004,465)                                                                                 0                             0
                                                                                    -------------------                 ------------



PRO FORMA SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2004 (UNAUDITED)

                                             WF SPECIALIZED TECHNOLOGY FUND                  PRO FORMA COMBINED
                                         ----------------------------------------   --------------------------------------
                                              SHARES OR             VALUE              SHARES OR           VALUE
                                              PRINCIPAL                                PRINCIPAL
                                                AMOUNT                                  AMOUNT
                                         ----------------------------------------   --------------------------------------
COMMON STOCK--92.98%
AEROSPACE - DEFENSE --1.09%
Lockheed Martin Corporation                                                                  43,200             1,971,648
Goodrich Corporation                                                                         40,945             1,149,326

TOTAL AEROSPACE - DEFENSE                                                      0                                3,120,974
                                                             --------------------                  -----------------------

BUSINESS SERVICES--35.68%
Agilent Technologies, Inc. +                                                                 47,335             1,497,206
Amdocs Limited+                                       103,090          2,864,871            103,090             2,864,871
Ask Jeeves Incorporated+                               75,440          2,695,471             75,440             2,695,471
Aspen Technology Incorporated+                         54,400            444,448             54,400               444,448
Autodesk Incorporated                                  92,610          2,928,328            140,410             4,439,764
Automatic Data Processing, Inc.                                                              43,575             1,830,150
Citrix Systems Incorporated+                          158,670          3,430,446            158,670             3,430,446
CNET Networks Incorporated+                            70,400            727,232             70,400               727,232
Cognizant Technology Solutions
Corporation+                                            6,900            312,225             20,800               941,200
Computer Associates International
Incorporated                                           34,340            922,372             80,080             2,150,948
Doubleclick Incorporated+                             168,280          1,893,150            170,680             1,920,150
eBay Incorporated+                                     51,370          3,561,482             51,970             3,603,080
F5 Networks Incorporated+                              24,600            832,710             24,600               832,710
Mercury Interactive Corporation+                       70,390          3,153,472             83,530             3,742,144
Microsoft Corporation                                  90,630          2,263,031             90,630             2,263,031
Microstrategy Incorporated Class A+                    44,830          2,389,439             44,830             2,389,439
Monster Worldwide Incorporated+                        96,820          2,536,684             96,820             2,536,684
NCR Corporation+                                      105,250          4,637,315            147,245             6,487,615
Netease.Com Incorporated ADR+                          18,470            919,621             18,470               919,621
Network Associates Incorporated+                      262,040          4,716,720            308,740             5,557,320
Red Hat Incorporated+                                 390,830          8,934,374            390,830             8,934,374
Retek Incorporated+                                   165,210          1,248,988            165,210             1,248,988
SAP AG                                                 79,520          3,125,931            141,670             5,569,048
Siebel Systems Incorporated+                          320,610          3,690,221            360,620             4,150,736
Sina Corporation+                                     101,380          3,835,205            101,380             3,835,205
Symantec Corporation+                                 101,400          4,694,820            156,670             7,253,821
Trend Micro Incorporated                               57,000          1,972,413             57,000             1,972,413
Verisign Incorporated+                                 57,315            950,856             58,915               977,400
Veritas Software Corporation+                          71,690          1,929,178             97,490             2,616,490
Wind River Systems Incorporated+                       81,930            906,965             81,930               906,965
Yahoo Japan Corporation When Issued+                      108          1,276,878                108             1,276,878
Yahoo Japan Corporation+                                  108          1,318,403                108             1,318,403
Yahoo! Incorporated+                                  130,590          6,345,368            216,865            10,537,470

TOTAL BUSINESS SERVICES                                               81,458,617                              101,871,721
                                                             --------------------                  -----------------------

COMMUNICATIONS--3.61%
Alcatel SA ADR +                                                                             44,080               698,668
Corning, Inc. +                                                                              46,390               518,640
Foundry Networks Incorporated+                         45,530            781,750            108,230             1,858,309
Garmin, Ltd.                                                                                  1,400                59,794
Nextel Communications, Inc. Class A +                                                        45,100             1,115,323
Nortel Networks Corporation +                                                                30,200               179,388
Qualcomm, Inc.                                                                               57,490             3,818,486
REMEC, Inc. +                                                                                 3,100                23,560
Scientific-Atlanta, Inc.                                                                     47,910             1,549,409
Tellabs, Inc. +                                                                              50,300               434,089
Trimble Navigation, Ltd. +                                                                    1,950                44,715

TOTAL COMMUNICATIONS                                                     781,750                               10,300,381
                                                             --------------------                  -----------------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--24.24%
Advanced Micro Devices, Inc. +                                                               42,675               692,615
Advantest Corporation                                  13,800          1,131,485             13,800             1,131,485
Analog Devices, Inc.                                                                         44,030             2,113,880
Applied Materials, Inc. +                                                                    42,850               916,133
Ariba, Inc. +                                                                                16,400                46,248
ASM International NV +                                                                        2,000                44,200
ASML Holding NV +                                                                            67,500             1,237,275
BEA Systems, Inc. +                                                                          93,950             1,198,802
Broadcom Corporation Class A +                                                               35,300             1,382,701
Comverse Technology Incorporated+                     285,790          5,184,231            285,790             5,184,231
Cymer, Inc. +                                                                                   900                34,749
Cypress Semiconductor+                                 91,570          1,874,438            144,065             2,949,011
FEI Company +                                                                                 1,500                32,775
Flextronics International, Ltd. +                                                            51,800               891,996
Intel Corporation                                                                            42,845             1,165,384
IXYS Corporation +                                                                            4,100                38,540
KLA-Tencor Corporation +                                                                     43,725             2,201,554
Lam Research Corporation +                                                                   44,885             1,131,551
Linear Technology Corporation                                                                43,655             1,616,108
LogicVision, Inc. +                                                                           2,000                 8,380
LSI Logic Corporation +                                                                       6,200                57,908
Maxim Integrated Products, Inc.                                                              42,895             2,019,926
Micron Technology Incorporated+                        47,350            791,218            128,355             2,144,812
Motorola Incorporated                                 193,440          3,404,544            258,255             4,545,288
National Semiconductor Corporation+                   111,371          4,948,213            188,976             8,396,203
Network Appliance Incorporated+                       172,900          3,708,705            199,275             4,274,449
Nokia OYJ ADR                                          33,780            685,058             61,055             1,238,195
Novellus Systems, Inc. +                                                                     42,670             1,356,479
NVIDIA Corporation +                                                                          1,200                31,788
O2Micro International, Ltd. +                                                                40,900               704,707
ON Semiconductor Corporation +                                                              134,200             1,011,868
Photronics, Inc. +                                                                            2,600                46,124
PMC-Sierra, Inc. +                                                                           51,900               880,743
Power Integrations Incorporated+                        2,900             85,057              2,900                85,057
Research IN Motion Limited+                            20,010          1,867,133             20,010             1,867,133
Silicon Laboratories Incorporated+                     42,320          2,237,882             55,420             2,930,610
Sohu.Com Incorporated+                                 67,030          1,668,377             67,030             1,668,377
Solectron Corporation +                                                                      90,700               501,571
Tektronix, Inc.                                                                              45,600             1,491,576
Telefonaktiebolaget LM Ericsson ADR+                   84,280          2,338,770             84,280             2,338,770
Teradyne, Inc. +                                                                             39,585               943,311
Texas Instruments, Inc.                                                                      75,055             2,193,107
Thermo Electron Corporation +                                                                49,100             1,388,548
TTM Technologies, Inc. +                                                                      4,100                50,512
Vitesse Semiconductor Corporation +                                                          52,985               375,664
Xilinx, Inc. +                                                                               68,900             2,618,200

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                                    29,925,111                               69,178,544
                                                             --------------------                  -----------------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--0.57%
Affymetrix Incorporated+                               31,770          1,072,238             31,770             1,072,238
Pharmacopeia Incorporated+                             27,900            561,348             27,900               561,348

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED
SERVICES                                                               1,633,586                                1,633,586
                                                             --------------------                  -----------------------

HOLDING & OTHER INVESTMENT
OFFICES--1.70%
Softbank Corporation                                   64,000          2,995,915             64,000             2,995,915
First Data Corporation                                                                       44,300             1,867,688

TOTAL HOLDING & OTHER INVESTMENT
OFFICES                                                                2,995,915                                4,863,603
                                                             --------------------                  -----------------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--14.56%
Adobe Systems, Inc.                                                                          47,620             1,877,656
Apple Computer, Inc. +                                                                       35,660               964,603
BMC Software, Inc. +                                                                         47,100               920,805
Brocade Communications Systems, Inc.
+                                                                                             6,200                41,292
CDW Corporation                                        29,200          1,974,212             29,200             1,974,212
Check Point Software Technologies,
Ltd. +                                                                                       44,500             1,013,265
Cisco Systems Incorporated+                           238,206          5,602,605            318,041             7,480,324
Cognos, Inc. +                                                                               29,700               922,482
Computer Sciences Corporation +                                                              43,135             1,739,634
Corillian Corporation +                                                                       7,700                38,115
Dell, Inc. +                                                                                 45,430             1,527,357
Digi International, Inc. +                                                                    5,300                52,311
DST Systems, Inc. +                                                                          39,490             1,790,871
Electronic Arts, Inc. +                                                                      36,760             1,983,570
EMC Corporation +                                                                           121,970             1,660,012
FMC Technologies, Inc. +                                                                      1,300                35,139
Hewlett-Packard Company                                                                      42,035               960,079
Informatica Corporation +                                                                     5,200                44,668
International Business Machines
Corporation                                                                                  35,180             3,230,931
Juniper Networks Incorporated+                        114,510          2,978,405            207,235             5,390,182
Magma Design Automation +                                                                     1,600                33,456
Mine Safety Appliances Company                                                                1,500                42,540
MSC Software Corporation +                                                                    3,000                26,430
Nassda Corporation +                                                                          1,900                13,186
Novell, Inc. +                                                                               47,600               541,688
Nuance Communications, Inc. +                                                                 5,100                33,405
Oracle Systems Corporation +                                                                 50,405               605,364
Overland Storage, Inc. +                                                                      1,300                22,035
PeopleSoft, Inc. +                                                                           42,460               785,085
QLogic Corporation +  A232                                                                   47,400             1,564,674
RADWARE, Ltd. +                                                                               1,300                34,528
SafeNet, Inc. +                                                                               1,400                52,556
Seagate Technology +                                                                          3,000                48,390
Storage Technology Corporation +                                                             22,100               615,043
Stratasys, Inc. +                                                                             1,650                31,399
Sybase, Inc. +                                                                               42,715               896,588
Synopsys, Inc. +                                                                             25,655               742,969
Unisys Corporation +                                                                         39,280               560,918
Verisity, Ltd. +                                                                                800                 7,408
VERITAS Software Corporation +                                                               47,050             1,266,116

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                                        10,555,222                               41,571,286
                                                             --------------------                  -----------------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--8.48%
Agilent Technologies Incorporated+                     82,516          2,609,981             82,516             2,609,981
Amgen, Inc. +                                                                                50,725             2,950,673
Biogen Idec, Inc. +                                                                          45,163             2,511,063
Biomet, Inc.                                                                                 33,000             1,265,880
Boston Scientific Corporation +                                                              41,080             1,740,970
Diversa Corporation +                                                                         2,100                18,606
Genencor International, Inc. +                                                                3,100                41,261
Genentech, Inc. +                                                                            58,125             6,150,787
Genzyme Corporation +                                                                        19,920               937,037
Guidant Corporation                                                                          20,100             1,273,737
Millipore Corporation +                                                                      41,300             2,121,994
St. Jude Medical, Inc. +                                                                     36,025             2,597,403

TOTAL MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS                                  2,609,981                               24,219,392
                                                             --------------------                  -----------------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES--1.10%
Tyco International Limited                            110,060          3,153,219            110,060             3,153,219

TOTAL MISCELLANEOUS MANUFACTURING
INDUSTRIES                                                             3,153,219                                3,153,219
                                                             --------------------                  -----------------------

WHOLESALE TRADE-DURABLE GOODS--1.95%
Samsung Electronics GDR!                               22,340          5,573,064             22,340             5,573,064

TOTAL WHOLESALE TRADE-DURABLE GOODS                                    5,573,064                                5,573,064
                                                             --------------------                  -----------------------

TOTAL COMMON STOCK (COST
$215,515,698)                                                        138,686,465                              265,485,770
                                                             --------------------                  -----------------------

COLLATERAL FOR SECURITIES
LENDING--30.11%
Collateral for Security Lending                                       77,943,266                               77,943,266
Navigator Prime Portfolio (a)                                                             8,044,619             8,044,619

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $85,987,885)                                            77,943,266                               85,987,885
                                                             --------------------                  -----------------------

INVESTMENT COMPANIES--1.73%
Ishares Nasdaq Biotech Index Fund+                     25,870          1,998,458             25,870             1,998,458
Semiconductor Holders Trust                            74,720          2,951,440             74,720             2,951,440

TOTAL INVESTMENT COMPANIES (COST
$5,000,066)                                                            4,949,898                                4,949,898
                                                             --------------------                  -----------------------

SHORT-TERM INVESTMENTS--6.49%
MUTUAL FUND--5.94%
Wells Fargo Money Market Trust                     16,968,395         16,968,395         16,968,395            16,968,395

TOTAL MUTUAL FUND                                                     16,968,395                               16,968,395
                                                             --------------------                  -----------------------

REPURCHASE AGREEMENTS--0.55%
State Street Bank (Dated 3/31/04),
0.75%, Due 4//01/04 (Repurchase
Proceeds of $81,802); Collateralized
by: United States Government &
Agency Issues (a)                                                                            81,800                81,800
ABN AMRO Inc. (Dated 3/31/04),
1.05%, Due 4/01/04 (Repurchase
Proceeds $500,015); Collateralized
by: United States Government &
Agency Issues (a)                                                                           500,000               500,000
State Street Bank (Dated 3/31/04),
0.75%, Due 4/01/04 (Repurchase
Proceeds $987,521); Collateralized
by: United States Government &
Agency Issues (a)                                                                           987,500               987,500

TOTAL REPURCHASE AGREEMENTS                                                    0                                1,569,300
                                                             --------------------                  -----------------------

TOTAL SHORT-TERM INVESTMENTS (COST
$18,537,695)                                                          16,968,395                               18,537,695
                                                             --------------------                  -----------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,041,344)--131.31%                                         238,548,024                              374,961,248

OTHER ASSETS AND LIABILITIES,
NET---(31.31)%                                                      (79,728,837)                             (89,398,831)
                                                             --------------------                  -----------------------

TOTAL NET ASSETS--100.0%                                             158,819,187                              285,562,417
                                                             --------------------                  -----------------------

+ Non-income earning securities.

~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.

! Securities that may be resold to "qualified  institutional  buyers" under rule
144A or securities offered persuant to section 4 (2) of the Securities Act of 1933, as amended.

(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

WRITTEN OPTIONS---(0.50)%
eBay Incorporated  Call $75
07/17/2004                                              (385)           (88,550)              (385)              (88,550)
Foundry Networks Incorporated  Put
20     06/19/2004                                     (1,070)          (406,600)            (1,070)             (406,600)
Marvell Technology Group Limited
Put 43   05/22/2004                                     (783)          (125,280)              (783)             (125,280)
Veritas Software Corporation  Put
30   08/21/2004                                       (1,560)          (795,600)            (1,560)             (795,600)

TOTAL WRITTEN OPTIONS (PREMIUMS
RECEIVED $1,004,465)                                                 (1,416,030)                              (1,416,030)
                                                             --------------------                  -----------------------



STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

                                            TARGET FUND         TARGET FUND       ACQUIRING FUND
                                        ------------------------------------------------------------
                                           STRONG ADVISOR    STRONG TECHNOLOGY    WF SPECIALIZED      PRO FORMA         PRO FORMA
                                          TECHNOLOGY FUND         100 FUND        TECHNOLOGY FUND    ADJUSTMENTS         COMBINED
                                        ---------------------------------------------------------------------------   --------------
INVESTMENTS:
In securities, at market value                    $1,639,962        $126,728,643       $143,636,363                     $272,004,968
Collateral for securities loaned                                       8,044,619         77,943,266                       85,987,885
Investments in affiliates                                                                16,968,395                       16,968,395
                                        ---------------------------------------------------------------------------   --------------
TOTAL INVESTMENT AT MARKET VALUE  (see
cost below)                                        1,639,962         134,773,262        238,548,024              0       374,961,248
                                        ---------------------------------------------------------------------------   --------------
Cash                                                      91                  69            150,000                          150,160
Receivable for Fund shares issued                                         30,175            521,508                          551,683
Receivable for investments sold                                        2,738,757            818,714                        3,557,471
Receivables for dividends and interest                     2              36,922             59,763                           96,687
Prepaid expenses and other assets                     22,415              17,075            248,573                          288,063
                                        ---------------------------------------------------------------------------   --------------
TOTAL ASSETS                                       1,662,470         137,596,260        240,346,582              0       379,605,312
                                        ---------------------------------------------------------------------------   --------------

LIABILITIES
Option written, at value                                                                  1,416,030                        1,416,030
Payable for Fund shares redeemed                                          11,053             97,869                          108,922
Payable for investments purchased                                      4,244,399          1,558,778                        5,803,177
Payable to investment advisor and
affiliates                                                                                  450,822                          450,822
Payable to the Trustees and Distributor                  217                                 60,630                           60,847
Payable for securities loaned                                          8,044,619         77,943,266                       85,987,885
Accrued expenses and other liabilities                 4,272             210,940                                             215,212
TOTAL LIABILITIES                                      4,489          12,511,011         81,527,395              0        94,042,895
                                        ---------------------------------------------------------------------------   --------------
TOTAL NET ASSETS                                  $1,657,981        $125,085,249       $158,819,187             $0      $285,562,417
                                        ---------------------------------------------------------------------------   --------------

NET ASSETS CONSIST OF:
Paid-in capital                                   $2,183,203        $356,172,381       $360,702,768                     $719,058,352
Undistributed net investment income
(loss)                                              (47,081)         (3,203,344)        (1,398,140)                      (4,648,565)
Undistributed net realized gain (loss)
on investments                                     (563,867)       (258,326,304)      (219,465,941)                    (478,356,112)
Net unrealized appreciation
(depreciation) of investments, foreign
currencies and translation of assets
and liabilities denominated in foreign
currencies                                            85,726          30,442,516         19,392,065                       49,920,307
Net unrealized appreciation
(depreciation) of options, swap
agreements, and short sales                                                               (411,565)                        (411,565)
                                        ---------------------------------------------------------------------------   --------------
TOTAL NET ASSETS                                  $1,657,981        $125,085,249       $158,819,187             $0      $285,562,417
                                        ---------------------------------------------------------------------------   --------------

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                                $885,684                           $118,571,442       $772,297      $120,229,423
Shares outstanding - Class A                         125,516                             26,967,454        251,569(2)     27,344,539
Net asset value per share - Class A                    $7.06                                  $4.40                            $4.40
Maximum offering price per share -
Class A                                                $7.49                                  $4.67                         $4.67(1)
Net assets - Class B                                $549,041                            $33,649,646     ($549,041)       $33,649,646
Shares outstanding - Class B                          78,943                              7,859,347       (78,973)(2)      7,859,317
Net asset value and offering price per
share - Class B                                        $6.95                                  $4.28                            $4.28
Net assets - Class C                                $223,256                             $6,598,099     ($223,256)        $6,598,099
Shares outstanding - Class C                          32,212                              1,543,624       (32,212)(2)      1,543,624
Net asset value and offering price per
share - Class C                                        $6.93                                  $4.27                            $4.27
Net assets - Investor Class                                         $125,085,249                    ($125,085,249)                $0
Shares outstanding - Investor class                                   27,740,611                      (27,740,611)(2)              0
Net asset value and offering price per
share - Investor Class                                                     $4.51                                               $0.00
Net assets - Class Z                                                                                  $125,085,249      $125,085,249
Shares outstanding - Class Z                                                                            27,740,611(2)     27,740,611
Net asset value and offering price per
share - Class Z                                                                                                                $4.51
                                        ---------------------------------------------------------------------------   --------------
INVESTMENTS AT COST                               $1,554,236        $104,330,746       $219,156,362                     $325,041,344
                                        ---------------------------------------------------------------------------   --------------
SECURITIES ON LOAN, AT MARKET VALUE                                   $7,849,453        $75,132,272                      $82,981,725
                                        ---------------------------------------------------------------------------   --------------
PREMIUMS RECEIVED ON WRITTEN OPTIONS                                                     $1,004,465                       $1,004,465
                                        ---------------------------------------------------------------------------   --------------

(1) Maximum offering price is calculated as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(2) Share adjustments based on surviving Fund's NAV.



STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)

                                          TARGET FUND    TARGET FUND  ACQUIRING FUND
                                         --------------------------------------------
INVESTMENT INCOME                            STRONG        STRONG           WF
                                            ADVISOR      TECHNOLOGY     SPECIALIZED
                                           TECHNOLOGY       100         TECHNOLOGY                     PROFORMA           PROFORMA
                                              FUND          FUND           FUND         COMBINED      ADJUSTMENTS         COMBINED
                                         -------------------------------------------------------------------------------------------
Dividends                                        $7,227       $379,857      $144,514        $531,598                        $531,598
Interest                                          1,171         15,700        13,126          29,997                          29,997
Income from affiliated securities                     0              0        57,990          57,990                          57,990
Securities lending income                             0         16,307        85,223         101,530                         101,530
Expenses allocated from affiliated
Master Portfolios                                     0              0             0               0                               0
                                         -------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                           8,398        411,864       300,853         721,115              0          721,115
                                         -------------------------------------------------------------------------------------------

EXPENSES

Advisory fees                                    16,834      1,218,166     1,398,073       2,633,073        491,217(1)     3,124,290
Administration fees

    Fund Level                                        0              0       277,246         277,246      (128,470)(1)       148,776

 Class A                                          4,552              0       167,512         172,064        101,763(1)       273,827

 Class B                                          1,283              0        48,145          49,428         37,628(1)        87,056

 Class C                                            899              0        10,195          11,094          7,685(1)        18,779

 Class Z                                              0              0             0               0        728,810(1)       728,810

 Investor Class                                       0        486,163             0         486,163      (486,163(1)            0
Transfer Agency Fees

 Class A                                          3,083              0             0           3,083        (3,083)(1)             0

 Class B                                            891              0             0             891          (891)(1)             0

 Class C                                            634              0             0             634          (634)(1)             0

 Class Z                                              0              0             0               0              0(1)             0

 Investor Class                                       0      1,541,849             0       1,541,849    (1,541,849)(1)             0

Custody fees                                      1,082         20,376        93,204         114,662        93,624 (1)       208,286

Shareholder servicing fees                            0              0       332,876         332,876        411,002(1)       743,878

Accounting fees                                       0              0        37,539          37,539          5,887(1)        43,426

Distribution fees                                     0              0             0               0              0(1)             0

 Class A                                          3,792              0             0           3,792        (3,792)(1)             0

 Class B                                          4,276              0       233,122         237,398        (4,212)(1)       233,186

 Class C                                          2,995              0        50,343          53,338        (3,036)(1)        50,302

Audit fees                                       13,418         16,753        23,911          54,082       (38,882)(1)        15,200

Legal fees                                          429         16,284         8,967          25,680       (22,780)(1)         2,900

Registration fees                                30,835         24,061        64,130         119,026       (79,026)(1)        40,000

Shareholder reports                               1,556        317,484        11,648         330,688      (180,768)(1)       149,920

Transfer Agent Banking Charges                        1          8,872             0           8,873        (8,873)(1)             0

Brokerage Fees                                       17          6,025             0           6,042        (6,042)(1)             0

Trustees' fees                                    1,030          5,175         4,162          10,367        (3,580)(1)         6,787

Other fees and expenses                             460         10,137         3,304          13,901        (8,042)(1)         5,859
                                         -------------------------------------------------------------------------------------------
TOTAL EXPENSES                                   88,067      3,671,345     2,764,377       6,523,789      (642,508)        5,881,281
                                         -------------------------------------------------------------------------------------------
LESS:

Waived fees and reimbursed expenses            (32,037)      (432,408)     (151,130)       (615,575)        467,867(1)     (147,708)

Direct Brokerage                                (9,109)       (28,770)             0        (37,879)         37,879(1)             0

Earning Credits                                     (4)          (632)             0           (636)            636(1)             0

Net expenses                                     46,917      3,209,535     2,613,247       5,869,699      (136,126)(1)     5,733,574
                                         -------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                   (38,519)    (2,797,671)   (2,312,394)     (5,148,584)        136,126      (5,012,458)
                                         -------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies and
foreign currency translation                    906,900     20,280,346    48,651,134      69,838,380                      69,838,380
Futures transaction                                   0              0             0               0                               0
Options, swap agreements and short sale
transactions                                          0       (98,400)   (1,706,451)     (1,804,851)                     (1,804,851)
Securities transactions allocated from
Master Portfolios                                     0              0             0               0                               0
Futures transactions allocated from
Master Portfolios                                     0              0             0               0                               0
                                         -------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS       906,900     20,181,946    46,944,683      68,033,529              0       68,033,529
                                         -------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION                                                                                              0
(DEPRECIATION) OF:
Securities, foreign currencies and
foreign currency translation                    240,833     42,988,178    10,759,593      53,988,604                      53,988,604
Futures transaction                                   0              0             0               0                               0
Forward foreign currency contracts                    0              0             0               0                               0
Options, swap agreements and short sale
transactions                                          0              0     (445,532)       (445,532)                       (445,532)
Securities transactions allocated from
Master Portfolios                                     0              0             0               0                               0
Forwards, futures, options, swaps and
short sales allocated from Master
Portfolios                                            0              0             0               0                               0
                                         -------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
(DEPRECIATION) OF INVESTMENTS                   240,833     42,988,178    10,314,061      53,543,072              0       53,543,072
                                         -------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)       1,147,733     63,170,124    57,258,744     121,576,601              0      121,576,601
ON INVESTMENTS
                                         -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS        $1,109,214    $60,372,453   $54,946,350    $116,428,017       $137,193     $116,564,143
RESULTING FROM OPERATIONS
                                         -------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                                                  STRONG BLUE CHIP FUND   STRONG ADVISOR FOCUS FUND
                                                                             -------------------------------- ---------------------
                                            INTEREST RATE MATURITY DATE  SHARES OR       VALUE       SHARES OR                 VALUE
                                                                         PRINCIPAL AMOUNT            PRINCIPAL AMOUNT
                                              ---------------------------------------------------------------- --------------------
COMMON STOCK--99.03%
AMUSEMENT & RECREATION SERVICES--0.19%
International Game Technology
Marvel Enterprises Incorporated +                                         110,900      4,986,064      750                     14,393

TOTAL AMUSEMENT & RECREATION SERVICES                                                  4,986,064                              14,393
                                                                                      ----------------              ----------------

APPAREL & ACCESSORY STORES--2.94%
Kohls Corporation+
NIKE Incorporated Class B                                                  42,300      3,293,901

TOTAL APPAREL & ACCESSORY STORES                                                       3,293,901                                0
                                                                                     ----------------                 -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
& MOBILE HOME DEALERS--9.11%
Centex Corporation                                                         86,700      4,687,002
Chicago Bridge & Iron Company NV                                                                                2,700         75,141
D.R. Horton Incorporated                                                  160,550      5,688,287
Fastenal Company
Home Depot Incorporated
Lennar Corporation Class A                                                 84,700      4,576,341
Lowe's Companies Incorporate                                               53,000      2,974,890
Pulte Homes Incorporated                                                   98,100      5,454,360
Toll Brothers Incorporated +                                               79,700      3,620,771

TOTAL BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS                                                            27,001,651                           75,141
                                                                                      ----------------                 -------------

BUSINESS SERVICES--21.00%
Automatic Data Processing Incorporated
eBay Incorporated+                                                         84,700      5,872,251               2,300        159,459
Electronic Arts Incorporated+                                                                                  1,000         53,960
First Data Corporation                                                     37,700      1,589,432
Fiserv Incorporated+
Intuit Incorporated+
Microsoft Corporation
Mercury Interactive Corporation +                                                                               1,100         49,280
Paychex Incorporated                                                                                            2,900        103,240
Sungard Data Systems Incorporated+
Symantec Corporation+
Veritas Software Corporation+                                                                                   1,500         40,365

TOTAL BUSINESS SERVICES                                                                  7,461,683                          406,304
                                                                                     ----------------                 --------------

CHEMICALS & ALLIED PRODUCTS--8.60%
Amgen Incorporated+                                                        39,400      2,291,898
Digene Corporation +                                                                                            2,200         75,592
Eli Lilly & Company
Genentech Incorporated+                                                    51,800      5,481,476
Genzyme Corporation +                                                                                           2,700        127,008
Gilead Sciences Incorporated+                                                                                   1,800        100,386
Pfizer Incorporated                                                       142,200      4,984,110
Procter & Gamble Company                                                   54,800      5,747,424
Taro Pharmaceutical Industries Limited +                                                                          900         52,191
Teva Pharmaceutical Industries Limited ADR                                 92,600      5,871,766
Wyeth

TOTAL CHEMICALS & ALLIED PRODUCTS                                                      24,376,674                          355,177
                                                                                   ----------------                 ----------------

COMMUNICATIONS--0.04%
Corning Incorporated +                                                                                          2,200         24,596
InterActiveCorp+

TOTAL COMMUNICATIONS                                                                            0                             24,596
                                                                                       ----------------               -------------

DEPOSITORY INSTITUTIONS--1.68%
Citigroup Incorporated                                                    112,300      5,805,910
Fifth Third Bancorp
State Street Corporation

TOTAL DEPOSITORY INSTITUTIONS                                                           5,805,910                                0
                                                                                   ----------------                 ----------------

EDUCATIONAL SERVICES--1.59%
Apollo Group Incorporated Class A+                                                                              1,500        129,165
Corinthian Colleges Incorporated +                                                                              4,400        145,464

TOTAL EDUCATIONAL SERVICES                                                                        0                          274,629
                                                                                   ----------------                 ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT--10.84%
Analog Devices Incorporated                                                                                     1,600         76,816
Flextronics International, Ltd. +                                                                               3,700         63,714
General Electric Company                                                  111,800      3,412,136

Intel Corporation                                                          58,300      1,585,760
Linear Technology Corporation
Maxim Integrated Products Incorporated
Network Appliance Incorporated+
Nokia OYJ ADR                                                             152,900      3,100,812
Qualcomm Incorporated                                                      50,900      3,380,778
Silicon Laboratories Incorporated +                                                                             1,200         63,456
Texas Instruments Incorporated
Tyco International, Ltd.                                                  200,700      5,750,055
Xilinx Incorporated+

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT                                                                               17,229,541                          203,986
                                                                                  ----------------                 ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT
& RELATED SERVICES--3.71%
Paychex Incorporated

TOTAL ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES                                                                     0                                0
                                                                                   ----------------                 ----------------

FOOD & KINDRED PRODUCTS--0.28%
Coca Cola Company

PepsiCo Incorporated                                                       60,800      3,274,080
WM Wrigley Jr Company

TOTAL FOOD & KINDRED PRODUCTS                                                           3,274,080                                0
                                                                                  ----------------                 ----------------

FOOD STORES--0.32%
McDonald's Corporation                                                    186,000      5,314,020
Starbucks Corporation+

TOTAL FOOD STORES                                                                       5,314,020                                0
                                                                                    ----------------                 ---------------

GENERAL MERCHANDISE STORES--0.84%
Chicos FAS Incorporated +                                                                                       1,000         46,400
Coach Incorporated +                                                                                            2,100         86,079
Family Dollar Stores Incorporated
PETCO Animal Supplies Incorporated +                                                                            4,100        115,538
PETsMART Incorporated                                                                                           3,700        100,862
Ross Stores Incorporated                                                                                        4,000        122,440
Target Corporation

TOTAL GENERAL MERCHANDISE STORES                                                                  0                          471,319
                                                                                     ----------------               ----------------

HEALTH SERVICES--0.07%
Caremark Rx Incorporated+
Inveresk Research Group Incorporated +                                                                          2,800         79,576

TOTAL HEALTH SERVICES                                                                            0                           79,576
                                                                                      ----------------              ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT
STORES--0.15%
Bed Bath & Beyond Incorporated+
Best Buy Company Incorporated

TOTAL HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES                                                                                 0                                0
                                                                                       ----------------             ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT--10.05%

3M Company                                                                 34,500      2,824,515
Cisco Systems Incorporated+                                               203,900      4,795,728               3,900         91,728
Dell Incorporated+                                                                                             4,000        134,480
EMC Corporation+
Polycom Incorporated +                                                                                          2,900         61,567
Yahoo! Incorporated +                                                     137,600      6,685,984

TOTAL INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT                                                                      14,306,227                          287,775
                                                                                  ----------------                 ----------------

INSURANCE CARRIERS--4.93%
American International Group Incorporated
UnitedHealth Group Incorporated                                            52,700      3,395,988
Wellpoint Health Networks Incorporated+                                    39,100      4,446,452

TOTAL INSURANCE CARRIERS                                                                7,842,440                                 0
                                                                                   ----------------                 ----------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS--5.50%
Boston Scientific Corporation+                                                                                 2,000         84,760
Danaher Corporation
Guidant Corporation
Medtronic Incorporated
OraSure Technologies Incorporated +                                                                             2,500         25,900
St Jude Medical Incorporated+
Stryker Corporation
Zimmer Holdings Incorporated+

TOTAL MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS                                                                                             0                          110,660
                                                                                   ----------------                 ----------------

METAL MINING--0.20%
Newmont Mining Corporation
Phelps Dodge Corporation +                                                 43,400      3,544,044

TOTAL METAL MINING                                                                      3,544,044                                0
                                                                                 ----------------                 ----------------

MISCELLANEOUS RETAIL--1.54%
Wal-Mart Stores Incorporated
Walgreen Company

TOTAL MISCELLANEOUS RETAIL                                                                       0                                0
                                                                                   ----------------                 ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS--0.12%
American Express Company
Doral Financial Corporation                                                                                     2,850        100,320

TOTAL NON-DEPOSITORY CREDIT INSTITUTIONS                                                         0                          100,320
                                                                                   ----------------                 ----------------

OIL & GAS EXTRACTION--0.59%
Apache Corporation
ChevronTexaco Corporation                                                  36,400      3,195,192
ConocoPhillips                                                             81,900      5,717,439
Schlumberger Limited                                                      112,700      7,195,895
Smith International Incorporated +                                                                              1,500         80,265
XTO Energy Incorporated                                                                                         3,250         82,030

TOTAL OIL & GAS EXTRACTION                                                              16,108,526                          162,295
                                                                                   ----------------                 ----------------

PERSONAL SERVICES--2.45%
Cintas Corporation

TOTAL PERSONAL SERVICES                                                                          0                                0
                                                                                   ----------------                 ----------------

PETROLEUM REFINING & RELATED
INDUSTRIES--0.07%
Suncor Energy Incorporated

TOTAL PETROLEUM REFINING & RELATED INDUSTRIES                                                     0                                0
                                                                                   ----------------                 ----------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.08%
Viacom Incorporated Class B

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                                                        0                                0
                                                                                   ----------------                 ----------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES--9.70%
Countrywide Financial Corporation                                          53,900      5,169,010
Goldman Sachs Group Incorporated                                           61,600      6,427,960
Charles Schwab Corporation
Franklin Resources Incorporated
Merrill Lynch & Company Incorporated                                       51,100      3,043,516

TOTAL SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES                                                                   14,640,486                                0
                                                                                   ----------------                 ----------------

WHOLESALE TRADE NON-DURABLE GOODS--1.44%
Cardinal Health Incorporated
Sysco Corporation

TOTAL WHOLESALE TRADE NON-DURABLE GOODS                                                          0                                0
                                                                                     ----------------                 --------------

TOTAL COMMON STOCK (COST $2,872,214,475)                                                155,185,247                        2,566,171
                                                                                   ----------------                 ----------------

COLLATERAL FOR SECURITIES LENDING--0.94%
Collateral for Security Lending

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $29,725,174)                                                                               0                                0
                                                                                   ----------------                 ----------------

SHORT-TERM INVESTMENTS--1.01%
MUTUAL FUND--0.90%
Wells Fargo Money Market Trust~

TOTAL MUTUAL FUND                                                                                0                                0
                                                                                   ----------------                 ----------------

REPURCHASE AGREEMENTS--0.11%
ABN AMRO (Dated 3/31/04), 1.05%, Due 4/01/04                 4/01/2004
(Repurchase proceeds $2,000,058);
Collateralized by: United States Government
& Agency Issues                                    1.050                2,000,000      2,000,000
State Street Bank (Dated 3/31/04), 0.75%,                    4/01/2004
Due 4/01/04 (Repurchase Proceeds
$1,509,431); Collateralized by: United
  States Government & Agency Issues (a)             0.750               1,509,400      1,509,400               65,700         65,700

TOTAL REPURCHASE AGREEMENTS                                                            3,509,400                           65,700
                                                                                   ----------------                 ----------------

TOTAL SHORT-TERM INVESTMENTS (COST
$32,039,482)                                                                            3,509,400                           65,700
                                                                                   ----------------                 ----------------

TOTAL INVESTMENTS IN SECURITIES (COST
$2,933,979,131)--100.98%                                                               158,694,647                        2,631,871

OTHER ASSETS AND LIABILITIES, NET--(0.98)%                                                 (23,975)                           27,969
                                                                                    ----------------                 ---------------

TOTAL NET ASSETS--100.0%                                                                158,670,672                        2,659,840
                                                                                   ----------------                 ----------------

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                         WELLS FARGO GROWTH FUND              WELLS FARGO LARGE COMPANY GROWTH FUND *
                                     --------------------------------   ----------------------------------------------------
                                        SHARES OR        VALUE            SHARES OR PRINCIPAL             VALUE
                                        PRINCIPAL
                                         AMOUNT                                 AMOUNT
                                     --------------------------------   ----------------------------------------------------
COMMON STOCK--99.03%
AMUSEMENT & RECREATION
SERVICES--0.19%
International Game Technology                 24,140       1,085,334
Marvel Enterprises Incorporated +

TOTAL AMUSEMENT & RECREATION SERVICES                      1,085,334                                                      0
                                                    -----------------                          -----------------------------

APPAREL & ACCESSORY STORES--2.94%
Kohls Corporation+                                                                    1,854,553                  89,630,531
NIKE Incorporated Class B

TOTAL APPAREL & ACCESSORY STORES                                   0                                             89,630,531
                                                    -----------------                          -----------------------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS--9.11%
Centex Corporation
Chicago Bridge & Iron Company NV
D.R. Horton Incorporated
Fastenal Company                                                                      1,072,700                  57,593,275
Home Depot Incorporated                       46,910       1,752,558                  2,721,780                 101,685,683
Lennar Corporation Class A
Lowe's Companies Incorporated                 60,580       3,400,355                  1,737,370                  97,518,591
Pulte Homes Incorporated
Toll Brothers Incorporated +

TOTAL BUILDING MATERIALS, HARDWARE,
GARDEN SUPPLY & MOBILE HOME DEALERS                        5,152,913                                            256,797,549
                                                    -----------------                          -----------------------------

BUSINESS SERVICES--21.00%
Automatic Data Processing
Incorporated                                                                            689,252                  28,948,586
eBay Incorporated+                            62,720       4,348,377                  2,688,274                 186,378,034
Electronic Arts Incorporated+                 64,710       3,491,752
First Data Corporation                                                                3,062,812                 129,128,159
Fiserv Incorporated+                                                                  2,245,612                  80,325,558
Intuit Incorporated+                          39,920       1,791,610
Microsoft Corporation                        150,118       3,748,446                  5,827,792                 145,519,958
Mercury Interactive Corporation +
Paychex Incorporated
Sungard Data Systems Incorporated+                                                    1,428,702                  39,146,446
Symantec Corporation+                         60,090       2,782,167
Veritas Software Corporation+                 48,210       1,297,331                  1,166,335                  31,386,069

TOTAL BUSINESS SERVICES                                   17,459,683                                            640,832,810
                                                    -----------------                          -----------------------------

CHEMICALS & ALLIED PRODUCTS--8.60%
Amgen Incorporated+                           74,410       4,328,430                  1,134,116                  65,971,503
Digene Corporation +
Eli Lilly & Company                           24,990       1,671,831
Genentech Incorporated+                       19,650       2,079,363                    497,289                  52,623,155
Genzyme Corporation +
Gilead Sciences Incorporated+                 48,850       2,724,364
Pfizer Incorporated                          154,181       5,404,044                  3,003,962                 105,288,881
Procter & Gamble Company                      34,640       3,633,043
Taro Pharmaceutical Industries
Limited +
Teva Pharmaceutical Industries
Limited ADR                                   41,730       2,646,099
Wyeth                                         43,270       1,624,789

TOTAL CHEMICALS & ALLIED PRODUCTS                         24,111,963                                            223,883,539
                                                    -----------------                          -----------------------------

COMMUNICATIONS--0.04%
Corning Incorporated +
InterActiveCorp+                              42,670       1,347,945

TOTAL COMMUNICATIONS                                       1,347,945                                                      0
                                                    -----------------                          -----------------------------

DEPOSITORY INSTITUTIONS--1.68%
Citigroup Incorporated                        87,841       4,541,380
Fifth Third Bancorp                           31,020       1,717,577
State Street Corporation                                                                793,308                  41,355,152

TOTAL DEPOSITORY INSTITUTIONS                              6,258,957                                             41,355,152
                                                    -----------------                          -----------------------------

EDUCATIONAL SERVICES--1.59%
Apollo Group Incorporated Class A+            50,830       4,376,971                    533,327                  45,924,795
Corinthian Colleges Incorporated +

TOTAL EDUCATIONAL SERVICES                                 4,376,971                                             45,924,795
                                                    -----------------                          -----------------------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--10.84%
Analog Devices Incorporated                   37,250       1,788,373
Flextronics International, Ltd. +
General Electric Company                     236,420       7,215,538
Intel Corporation                            213,650       5,811,280                  5,740,307                 156,136,339
Linear Technology Corporation                 60,180       2,227,864                  1,145,969                  42,423,775
Maxim Integrated Products
Incorporated                                  49,400       2,326,246
Network Appliance Incorporated+               71,740       1,538,823
Nokia OYJ ADR                                                                         5,005,828                 101,518,198
Qualcomm Incorporated                         32,510       2,159,314
Silicon Laboratories Incorporated +
Texas Instruments Incorporated                58,960       1,722,811
Tyco International, Ltd.
Xilinx Incorporated+                          42,690       1,622,220

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                        26,412,469                                            300,078,312
                                                    -----------------                          -----------------------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--3.71%
Paychex Incorporated                                                                  3,304,345                 117,634,671

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED
SERVICES                                                           0                                            117,634,671
                                                    -----------------                          -----------------------------

FOOD & KINDRED PRODUCTS--0.28%
Coca Cola Company                             35,510       1,786,153
PepsiCo Incorporated                          37,140       1,999,989
WM Wrigley Jr Company                         31,910       1,886,519

TOTAL FOOD & KINDRED PRODUCTS                              5,672,661                                                      0
                                                    -----------------                          -----------------------------

FOOD STORES--0.32%
McDonald's Corporation
Starbucks Corporation+                       124,620       4,704,405

TOTAL FOOD STORES                                          4,704,405                                                      0
                                                    -----------------                          -----------------------------

GENERAL MERCHANDISE STORES--0.84%
Chicos FAS Incorporated +
Coach Incorporated +
Family Dollar Stores Incorporated                                                       689,809                  24,798,631
PETCO Animal Supplies Incorporated +
PETsMART Incorporated
Ross Stores Incorporated
Target Corporation                            31,300       1,409,752

TOTAL GENERAL MERCHANDISE STORES                           1,409,752                                             24,798,631
                                                    -----------------                          -----------------------------

HEALTH SERVICES--0.07%
Caremark Rx Incorporated+                     63,290       2,104,393
Inveresk Research Group Incorporated
+

TOTAL HEALTH SERVICES                                      2,104,393                                                      0
                                                    -----------------                          -----------------------------

HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES--0.15%
Bed Bath & Beyond Incorporated+               56,640       2,365,286
Best Buy Company Incorporated                 45,700       2,363,604

TOTAL HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES                                           4,728,890                                                      0
                                                    -----------------                          -----------------------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--10.05%
3M Company                                    42,790       3,503,217
Cisco Systems Incorporated+                  221,613       5,212,338                  6,161,901                 144,927,904
Dell Incorporated+                            81,284       2,732,768                  2,722,800                  91,540,543
EMC Corporation+                             265,780       3,617,266                  3,855,961                  52,479,631
Polycom Incorporated +
Yahoo! Incorporated +

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                            15,065,589                                            288,948,078
                                                    -----------------                          -----------------------------

INSURANCE CARRIERS--4.93%
American International Group
Incorporated                                  34,881       2,488,759                  2,004,047                 142,988,718
UnitedHealth Group Incorporated
Wellpoint Health Networks
Incorporated+                                 26,290       2,989,699

TOTAL INSURANCE CARRIERS                                   5,478,458                                            142,988,718
                                                    -----------------                          -----------------------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--5.50%
Boston Scientific Corporation+               155,010       6,569,324
Danaher Corporation                           20,300       1,895,411
Guidant Corporation                           19,570       1,240,151
Medtronic Incorporated                       103,230       4,929,232                  3,170,607                 151,396,494
OraSure Technologies Incorporated +
St Jude Medical Incorporated+                 42,620       3,072,902
Stryker Corporation                           21,150       1,872,410
Zimmer Holdings Incorporated+                 45,660       3,368,795

TOTAL MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS                     22,948,225                                            151,396,494
                                                    -----------------                          -----------------------------

METAL MINING--0.20%
Newmont Mining Corporation                    58,740       2,739,046
Phelps Dodge Corporation +

TOTAL METAL MINING                                         2,739,046                                                      0
                                                    -----------------                          -----------------------------

MISCELLANEOUS RETAIL--1.54%
Wal-Mart Stores Incorporated                  69,440       4,144,874                  1,232,205                  73,550,324
Walgreen Company                              83,590       2,754,290

TOTAL MISCELLANEOUS RETAIL                                 6,899,164                                             73,550,324
                                                    -----------------                          -----------------------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--0.12%
American Express Company                      69,230       3,589,576
Doral Financial Corporation

TOTAL NON-DEPOSITORY CREDIT
INSTITUTIONS                                               3,589,576                                                      0
                                                    -----------------                          -----------------------------

OIL & GAS EXTRACTION--0.59%
Apache Corporation                            59,776       2,580,530
ChevronTexaco Corporation
ConocoPhillips
Schlumberger Limited
Smith International Incorporated +
XTO Energy Incorporated

TOTAL OIL & GAS EXTRACTION                                 2,580,530                                                      0
                                                    -----------------                          -----------------------------

PERSONAL SERVICES--2.45%
Cintas Corporation                                                                    1,785,301                  77,642,751

TOTAL PERSONAL SERVICES                                            0                                             77,642,751
                                                    -----------------                          -----------------------------

PETROLEUM REFINING & RELATED
INDUSTRIES--0.07%
Suncor Energy Incorporated                    81,490       2,228,752

TOTAL PETROLEUM REFINING & RELATED
INDUSTRIES                                                 2,228,752                                                      0
                                                    -----------------                          -----------------------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.08%
Viacom Incorporated Class B                   67,216       2,635,539

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                 2,635,539                                                      0
                                                    -----------------                          -----------------------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES--9.70%
Countrywide Financial Corporation
Goldman Sachs Group Incorporated              44,830       4,678,011                  1,407,820                 146,905,976
Charles Schwab Corporation                                                            9,267,025                 107,590,160
Franklin Resources Incorporated                                                         607,551                  33,828,415
Merrill Lynch & Company Incorporated

TOTAL SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES                              4,678,011                                            288,324,551
                                                    -----------------                          -----------------------------

WHOLESALE TRADE NON-DURABLE
GOODS--1.44%
Cardinal Health Incorporated                  29,240       2,014,636                    601,011                  41,409,675
Sysco Corporation                             57,830       2,258,262

TOTAL WHOLESALE TRADE NON-DURABLE
GOODS                                                      4,272,898                                             41,409,675
                                                    -----------------                          -----------------------------

TOTAL COMMON STOCK (COST
$2,872,214,475)                                          177,942,124                                          2,805,196,581
                                                    -----------------                          -----------------------------

COLLATERAL FOR SECURITIES
LENDING--0.94%
Collateral for Security Lending                           29,725,174

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $29,725,174)                                29,725,174                                                      0
                                                    -----------------                          -----------------------------

SHORT-TERM INVESTMENTS--1.01%
MUTUAL FUND--0.90%
Wells Fargo Money Market Trust~            1,539,748       1,539,748                 26,924,635                  26,924,634

TOTAL MUTUAL FUND                                          1,539,748                                             26,924,634
                                                    -----------------                          -----------------------------

REPURCHASE AGREEMENTS--0.11%
ABN AMRO (Dated 3/31/04), 1.05%, Due
4/01/04 (Repurchase proceeds
$2,000,058); Collateralized by:
United States Government & Agency
Issues
State Street Bank (Dated 3/31/04),
0.75%, Due 4/01/04 (Repurchase
Proceeds $1,509,431); Collateralized
by: United States Government &
Agency Issues (a)

TOTAL REPURCHASE AGREEMENTS                                        0                                                      0
                                                    -----------------                          -----------------------------

TOTAL SHORT-TERM INVESTMENTS (COST
$32,039,482)                                               1,539,748                                             26,924,634
                                                    -----------------                          -----------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,933,979,131)--100.98%                           209,207,046                                          2,832,121,215

OTHER ASSETS AND LIABILITIES,
NET--(0.98)%                                            (29,924,931)                                            (1,270,104)
                                                    -----------------                          -----------------------------

TOTAL NET ASSETS--100.0%                                 179,282,115                                          2,830,851,111
                                                    -----------------                          -----------------------------

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

                                                                               PRO FORMA COMBINED
                                                                             -----------------------
                                                                     SHARES OR              VALUE
                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                  -------------------------------------------
COMMON STOCK--99.03%
AMUSEMENT & RECREATION SERVICES--0.19%
International Game Technology                                             135,040                  6,071,398
Marvel Enterprises Incorporated +                                             750                     14,393

TOTAL AMUSEMENT & RECREATION SERVICES                                                              6,085,791
                                                                                 ----------------------------

APPAREL & ACCESSORY STORES--2.94%
Kohls Corporation+                                                      1,854,553                 89,630,531
NIKE Incorporated Class B                                                  42,300                  3,293,901

TOTAL APPAREL & ACCESSORY STORES                                                                  92,924,432
                                                                                 ----------------------------

BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS--9.11%
Centex Corporation                                                         86,700                  4,687,002
Chicago Bridge & Iron Company NV                                            2,700                     75,141
D.R. Horton Incorporated                                                  160,550                  5,688,287
Fastenal Company                                                        1,072,700                 57,593,275
Home Depot Incorporated                                                 2,768,690                103,438,241
Lennar Corporation Class A                                                 84,700                  4,576,341
Lowe's Companies Incorporated                                           1,850,950                103,893,836
Pulte Homes Incorporated                                                   98,100                  5,454,360
Toll Brothers Incorporated +                                               79,700                  3,620,771

TOTAL BUILDING MATERIALS, HARDWARE,
GARDEN SUPPLY & MOBILE HOME DEALERS                                                              289,027,254
                                                                                 ----------------------------

BUSINESS SERVICES--21.00%
Automatic Data Processing Incorporated                                    689,252                 28,948,586
eBay Incorporated+                                                      2,837,994                196,758,121
Electronic Arts Incorporated+                                              65,710                  3,545,712
First Data Corporation                                                  3,100,512                130,717,591
Fiserv Incorporated+                                                    2,245,612                 80,325,558
Intuit Incorporated+                                                       39,920                  1,791,610
Microsoft Corporation                                                   5,977,910                149,268,404
Mercury Interactive Corporation +                                           1,100                     49,280
Paychex Incorporated                                                        2,900                    103,240
Sungard Data Systems Incorporated+                                      1,428,702                 39,146,446
Symantec Corporation+                                                      60,090                  2,782,167
Veritas Software Corporation+                                           1,216,045                 32,723,765

TOTAL BUSINESS SERVICES                                                                          666,160,480
                                                                                 ----------------------------

CHEMICALS & ALLIED PRODUCTS--8.60%
Amgen Incorporated+                                                     1,247,926                 72,591,831
Digene Corporation +                                                        2,200                     75,592
Eli Lilly & Company                                                        24,990                  1,671,831
Genentech Incorporated+                                                   568,739                 60,183,994
Genzyme Corporation +                                                       2,700                    127,008
Gilead Sciences Incorporated+                                              50,650                  2,824,750
Pfizer Incorporated                                                     3,300,343                115,677,035
Procter & Gamble Company                                                   89,440                  9,380,467
Taro Pharmaceutical Industries Limited +                                      900                     52,191
Teva Pharmaceutical Industries Limited
ADR                                                                       134,330                  8,517,865
Wyeth                                                                      43,270                  1,624,789

TOTAL CHEMICALS & ALLIED PRODUCTS                                                                272,727,353
                                                                                 ----------------------------

COMMUNICATIONS--0.04%
Corning Incorporated +                                                      2,200                     24,596
InterActiveCorp+                                                           42,670                  1,347,945

TOTAL COMMUNICATIONS                                                                               1,372,541
                                                                                 ----------------------------

DEPOSITORY INSTITUTIONS--1.68%
Citigroup Incorporated                                                    200,141                 10,347,290
Fifth Third Bancorp                                                        31,020                  1,717,577
State Street Corporation                                                  793,308                 41,355,152

TOTAL DEPOSITORY INSTITUTIONS                                                                     53,420,019
                                                                                 ----------------------------

EDUCATIONAL SERVICES--1.59%
Apollo Group Incorporated Class A+                                        585,657                 50,430,931
Corinthian Colleges Incorporated +                                          4,400                    145,464

TOTAL EDUCATIONAL SERVICES                                                                        50,576,395
                                                                                 ----------------------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
& COMPONENTS, EXCEPT COMPUTER
EQUIPMENT--10.84%
Analog Devices Incorporated                                                38,850                  1,865,189
Flextronics International, Ltd. +                                           3,700                     63,714
General Electric Company                                                  348,220                 10,627,674
Intel Corporation                                                       6,012,257                163,533,379
Linear Technology Corporation                                           1,206,149                 44,651,639
Maxim Integrated Products Incorporated                                     49,400                  2,326,246
Network Appliance Incorporated+                                            71,740                  1,538,823
Nokia OYJ ADR                                                           5,158,728                104,619,010
Qualcomm Incorporated                                                      83,410                  5,540,092
Silicon Laboratories Incorporated +                                         1,200                     63,456
Texas Instruments Incorporated                                             58,960                  1,722,811
Tyco International, Ltd.                                                  200,700                  5,750,055
Xilinx Incorporated+                                                       42,690                  1,622,220

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT                                                                                        343,924,308
                                                                                 ----------------------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--3.71%
Paychex Incorporated                                                    3,304,345                117,634,671

TOTAL ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES                                                                    117,634,671
                                                                                 ----------------------------

FOOD & KINDRED PRODUCTS--0.28%
Coca Cola Company                                                          35,510                  1,786,153
PepsiCo Incorporated                                                       97,940                  5,274,069
WM Wrigley Jr Company                                                      31,910                  1,886,519

TOTAL FOOD & KINDRED PRODUCTS                                                                      8,946,741
                                                                                 ----------------------------

FOOD STORES--0.32%
McDonald's Corporation                                                    186,000                  5,314,020
Starbucks Corporation+                                                    124,620                  4,704,405

TOTAL FOOD STORES                                                                                 10,018,425
                                                                                 ----------------------------

GENERAL MERCHANDISE STORES--0.84%
Chicos FAS Incorporated +                                                   1,000                     46,400
Coach Incorporated +                                                        2,100                     86,079
Family Dollar Stores Incorporated                                         689,809                 24,798,631
PETCO Animal Supplies Incorporated +                                        4,100                    115,538
PETsMART Incorporated                                                       3,700                    100,862
Ross Stores Incorporated                                                    4,000                    122,440
Target Corporation                                                         31,300                  1,409,752

TOTAL GENERAL MERCHANDISE STORES                                                                  26,679,702
                                                                                 ----------------------------

HEALTH SERVICES--0.07%
Caremark Rx Incorporated+                                                  63,290                  2,104,393
Inveresk Research Group Incorporated +                                      2,800                     79,576

TOTAL HEALTH SERVICES                                                                              2,183,969
                                                                                 ----------------------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT
STORES--0.15%
Bed Bath & Beyond Incorporated+                                            56,640                  2,365,286
Best Buy Company Incorporated                                              45,700                  2,363,604

TOTAL HOME FURNITURE, FURNISHINGS &
EQUIPMENT STORES                                                                                   4,728,890
                                                                                 ----------------------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--10.05%
3M Company                                                                 77,290                  6,327,732
Cisco Systems Incorporated+                                             6,591,314                155,027,698
Dell Incorporated+                                                      2,808,084                 94,407,791
EMC Corporation+                                                        4,121,741                 56,096,897
Polycom Incorporated +                                                      2,900                     61,567
Yahoo! Incorporated +                                                     137,600                  6,685,984

TOTAL INDUSTRIAL & COMMERCIAL MACHINERY
& COMPUTER EQUIPMENT                                                                             318,607,669
                                                                                 ----------------------------

INSURANCE CARRIERS--4.93%
American International Group
Incorporated                                                            2,038,928                145,477,477
UnitedHealth Group Incorporated                                            52,700                  3,395,988
Wellpoint Health Networks Incorporated+                                    65,390                  7,436,151

TOTAL INSURANCE CARRIERS                                                                         156,309,616
                                                                                 ----------------------------

MEASURING, ANALYZING & CONTROLLING
INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--5.50%
Boston Scientific Corporation+                                            157,010                  6,654,084
Danaher Corporation                                                        20,300                  1,895,411
Guidant Corporation                                                        19,570                  1,240,151
Medtronic Incorporated                                                  3,273,837                156,325,726
OraSure Technologies Incorporated +                                         2,500                     25,900
St Jude Medical Incorporated+                                              42,620                  3,072,902
Stryker Corporation                                                        21,150                  1,872,410
Zimmer Holdings Incorporated+                                              45,660                  3,368,795

TOTAL MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS                                                                          174,455,379
                                                                                 ----------------------------

METAL MINING--0.20%
Newmont Mining Corporation                                                 58,740                  2,739,046
Phelps Dodge Corporation +                                                 43,400                  3,544,044

TOTAL METAL MINING                                                                                 6,283,090
                                                                                 ----------------------------

MISCELLANEOUS RETAIL--1.54%
Wal-Mart Stores Incorporated                                            1,301,645                 77,695,198
Walgreen Company                                                           83,590                  2,754,290

TOTAL MISCELLANEOUS RETAIL                                                                        80,449,488
                                                                                 ----------------------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--0.12%
American Express Company                                                   69,230                  3,589,576
Doral Financial Corporation                                                 2,850                    100,320

TOTAL NON-DEPOSITORY CREDIT INSTITUTIONS                                                           3,689,896
                                                                                 ----------------------------

OIL & GAS EXTRACTION--0.59%
Apache Corporation                                                         59,776                  2,580,530
ChevronTexaco Corporation                                                  36,400                  3,195,192
ConocoPhillips                                                             81,900                  5,717,439
Schlumberger Limited                                                      112,700                  7,195,895
Smith International Incorporated +                                          1,500                     80,265
XTO Energy Incorporated                                                     3,250                     82,030

TOTAL OIL & GAS EXTRACTION                                                                        18,851,351
                                                                                 ----------------------------

PERSONAL SERVICES--2.45%
Cintas Corporation                                                      1,785,301                 77,642,751

TOTAL PERSONAL SERVICES                                                                           77,642,751
                                                                                 ----------------------------

PETROLEUM REFINING & RELATED
INDUSTRIES--0.07%
Suncor Energy Incorporated                                                 81,490                  2,228,752

TOTAL PETROLEUM REFINING & RELATED
INDUSTRIES                                                                                         2,228,752
                                                                                 ----------------------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.08%
Viacom Incorporated Class B                                                67,216                  2,635,539

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                                                         2,635,539
                                                                                 ----------------------------

SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES--9.70%
Countrywide Financial Corporation                                          53,900                  5,169,010
Goldman Sachs Group Incorporated                                        1,514,250                158,011,947
Charles Schwab Corporation                                              9,267,025                107,590,160
Franklin Resources Incorporated                                           607,551                 33,828,415
Merrill Lynch & Company Incorporated                                       51,100                  3,043,516

TOTAL SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES                                                                    307,643,048
                                                                                 ----------------------------

WHOLESALE TRADE NON-DURABLE GOODS--1.44%
Cardinal Health Incorporated                                              630,251                 43,424,311
Sysco Corporation                                                          57,830                  2,258,262

TOTAL WHOLESALE TRADE NON-DURABLE GOODS                                                           45,682,573
                                                                                 ----------------------------

TOTAL COMMON STOCK (COST $2,872,214,475)                                                       3,140,890,123
                                                                                 ----------------------------

COLLATERAL FOR SECURITIES LENDING--0.94%
Collateral for Security Lending                   (29,725,174) (1)                                         0

TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $29,725,174)                                (29,725,174)                                             0
                                                                                 ----------------------------

SHORT-TERM INVESTMENTS--1.01%
MUTUAL FUND--0.90%
Wells Fargo Money Market Trust~                                        28,464,383                 28,464,382

TOTAL MUTUAL FUND                                                                                 28,464,382
                                                                                 ----------------------------

REPURCHASE AGREEMENTS--0.11%
ABN AMRO (Dated 3/31/04), 1.05%, Due
4/01/04 (Repurchase proceeds
$2,000,058); Collateralized by: United
States Government & Agency Issues                                       2,000,000                  2,000,000
State Street Bank (Dated 3/31/04),
0.75%, Due 4/01/04 (Repurchase Proceeds
$1,509,431); Collateralized by: United
States Government & Agency Issues (a)                                   1,575,100                  1,575,100

TOTAL REPURCHASE AGREEMENTS                                                                        3,575,100
                                                                                 ----------------------------

TOTAL SHORT-TERM INVESTMENTS (COST
$32,039,482)                                                                                      32,039,482
                                                                                 ----------------------------

TOTAL INVESTMENTS IN SECURITIES (COST
$2,933,979,131)--100.98%                          (29,725,174)                                 3,172,929,605

OTHER ASSETS AND LIABILITIES,
NET--(0.98)%                                        29,725,174                                   (1,465,867)
                                                                                 ----------------------------

TOTAL NET ASSETS--100.0%                                     0                                 3,171,463,738
                                         ----------------------                  ----------------------------

+ Non-income earning securities.

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2004 (Unaudited)

                            TARGET FUND        TARGET FUND         TARGET FUND      ACQUIRING FUND
                         ----------------------------------------------------------------------------
                          STRONG BLUE CHIP    STRONG ADVISOR     WF GROWTH FUND    WF LARGE COMPANY    PRO FORMA        PRO FORMA
                                FUND            FOCUS FUND                           GROWTH FUND      ADJUSTMENTS        COMBINED
                         -------------------------------------------------------------------------------------------  --------------
INVESTMENTS:
In securities, at market                                                                                              $3,171,389,857
value                          $158,694,647          $2,631,871       $177,942,124    $2,832,121,215
Collateral for
securities loaned                                                       29,725,174                     (29,725,174)(3)             0
Investments in affiliates                                                1,539,748                                         1,539,748
                         -------------------------------------------------------------------------------------------  --------------
TOTAL INVESTMENT AT
MARKET VALUE  (see cost
below)                          158,694,647           2,631,871        209,207,046     2,832,121,215   (29,725,174)    3,172,929,605
                         -------------------------------------------------------------------------------------------  --------------
Cash                                      8                  12             50,000                                            50,020
Receivable for Fund
shares issued                         3,217              10,995             56,941           872,054                         943,207
Receivables for
dividends and interest              128,275                 204            104,600                                           233,079
Prepaid expenses and
other assets                         80,668              23,565                                                              104,233
                         -------------------------------------------------------------------------------------------  --------------
TOTAL ASSETS                    158,906,815           2,666,647        209,418,587     2,832,993,269   (29,725,174)    3,174,260,144
                         -------------------------------------------------------------------------------------------  --------------

LIABILITIES
Payable for Fund shares
redeemed                             58,760                                184,239           509,617                         752,616
Payable to investment
advisor and affiliates                                                     136,416           588,720                         725,136
Payable to the Trustees
and Distributor                                                             38,569           346,072                         384,641
Payable for securities
loaned                                                                  29,725,174                     (29,725,174)(3)             0
Accrued expenses and
other liabilities                   177,383               6,807             52,074           697,749                         934,013
TOTAL LIABILITIES                   236,143               6,807         30,136,472         2,142,158   (29,725,174)        2,796,406
                         -------------------------------------------------------------------------------------------  --------------
TOTAL NET ASSETS               $158,670,672          $2,659,840       $179,282,115    $2,830,851,111             $0   $3,171,463,738
                         -------------------------------------------------------------------------------------------  --------------

NET ASSETS CONSIST OF:
Paid-in capital                $305,651,374          $6,423,624       $212,048,731    $3,033,586,339                  $3,557,710,068
Undistributed net
investment income (loss)        (1,709,083)            (57,289)          (510,161)      (11,441,184)                    (13,717,717)
Undistributed net
realized gain (loss) on
investments                   (173,152,201)         (4,379,045)       (64,010,531)     (399,662,484)                   (641,204,261)
Net unrealized
appreciation
(depreciation) of
investments, foreign
currencies and
translation of assets
and liabilities
denominated in foreign
currencies                       27,880,582             672,550         31,754,076       208,368,440                     268,675,648
                         -------------------------------------------------------------------------------------------  --------------
TOTAL NET ASSETS               $158,670,672          $2,659,840       $179,282,115    $2,830,851,111             $0   $3,171,463,738
                         -------------------------------------------------------------------------------------------  --------------

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE
PER SHARE
Net assets - Class A                                 $1,176,925       $133,517,501      $422,294,609     $1,482,915     $558,471,950
Shares outstanding -
Class A                                                 189,046         11,227,493         8,882,890    (8,552,073)(2)    11,747,356
Net asset value per
share - Class A                                           $6.23             $11.89            $47.54                          $47.54
Maximum offering price
per share - Class A                                       $6.61             $12.62            $50.44                       $50.44(1)
Net assets - Class B                                 $1,166,677         $9,243,419      $255,208,355   ($1,166,677)     $264,451,774
Shares outstanding -
Class B                                                 191,338          1,140,052         5,905,748    (1,117,489)(2)     6,119,649
Net asset value and
offering price per share
- Class B                                                 $6.10              $8.11            $43.21                          $43.21
Net assets - Class C                                   $316,238                          $43,818,592     ($316,238)      $43,818,592
Shares outstanding -
Class C                                                  51,881                            1,012,080       (51,881)(2)     1,012,080
Net asset value and
offering price per share
- Class C                                                 $6.10                               $43.30                          $43.30
Net assets -                                                                                                          $2,146,050,750
Institutional Class                                                    $36,521,195    $2,109,529,555
Shares outstanding -
Institutional class                                                      2,601,165        46,755,300    (1,791,715)(2)    47,564,750
Net asset value and
offering price per share
- Institutional Class                                                       $14.04            $45.12                          $45.12
Net assets - Investor
Class                          $158,670,672                                                          ($158,670,672)               $0
Shares outstanding -
Investor class                   13,696,407                                                            (13,696,407)(2)             0
Net asset value and
offering price per share
- Investor Class                     $11.58                                                                                    $0.00
Net assets - Class Z                                                                                   $158,670,672     $158,670,672
Shares outstanding -
Class Z                                                                                                  13,696,407(2)    13,696,407
Net asset value and
offering price per share
- Class Z                                                                                                                     $11.58
                         -------------------------------------------------------------------------------------------  -------------
INVESTMENTS AT COST            $130,814,065          $1,959,321       $177,452,970    $2,623,752,775                  $2,933,979,131
                         -------------------------------------------------------------------------------------------  --------------
SECURITIES ON LOAN, AT                                                 $28,908,296                    ($28,908,296)(3)            $0
MARKET VALUE
                         -------------------------------------------------------------------------------------------  --------------

(1) Maximum offering price is calculated as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(2) Share adjustments based on surviving Fund's NAV.
(3) - The Wells Fargo Large Company Growth Fund is a Gateway fund which holds interests in a Master Portfolio and does not participate directly in securities lending.

STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)

                                 TARGET FUND  TARGET FUND  TARGET FUND  ACQUIRING FUND
                                -------------------------------------------------------
INVESTMENT INCOME                STRONG BLUE     STRONG   WF GROWTH FUND   WF LARGE      COMBINED      PRO FORMA        PRO FORMA
                                  CHIP FUND     ADVISOR                    COMPANY                    ADJUSTMENTS        COMBINED
                                               FOCUS FUND                GROWTH FUND

                                ----------------------------------------------------------------------------------------------------
Dividends                           $1,309,315      $8,619    $1,116,643   $12,438,455   $14,873,032                     $14,873,032
Interest                                38,416         703       257,367        56,986       353,472                         353,472
Income from affiliated
securities                                   0           0        12,318             0        12,318                          12,318
Securities lending income                    0           0             0             0             0                               0
Expenses allocated from
affiliated Master Portfolios                 0           0             0  (17,497,895)  (17,497,895)    (2,548,970)     (20,046,865)
                                ----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME              1,347,731       9,322     1,386,328   (5,002,454)   (2,259,073)    (2,548,970)      (4,808,043)
                                ----------------------------------------------------------------------------------------------------

EXPENSES
Advisory fees                          872,173      25,541     1,399,183             0     2,296,897    (2,296,897)(1)             0
Administration fees
 Fund Level                                  0           0       335,283     3,890,912     4,226,195    (2,796,301)(1)     1,429,894
 Class A                                     0       5,370       188,145       562,828       756,343        598,206(1)     1,354,549
 Class B                                     0       3,757        14,880       365,360       383,997        355,323(1)       739,320
 Class C                                     0       1,089             0        61,685        62,774         52,225(1)       114,999
 Class Z                                     0           0             0             0             0        782,929(1)       782,929
 Institutional Class                         0           0        41,911     2,006,129     2,048,040      (187,714)(1)     1,860,326
 Investor Class                        523,304           0             0             0       523,304      (523,304)(1)             0
 Select Shares                               0           0             0             0             0              0                0
Transfer Agency Fees
 Class A                                     0       3,696             0             0         3,696        (3,696)(1)             0
 Class B                                     0       2,678             0             0         2,678        (2,678)(1)             0
 Class C                                     0         776             0             0           776          (776)(1)             0
 Class Z                                     0           0             0             0             0              0                0
 Institutional Class                         0           0             0             0             0              0                0
 Investor Class                      1,249,508           0             0             0     1,249,508    (1,249,508)(1)             0
 Select Shares                               0           0             0             0             0              0                0
Custody fees                            13,166       6,444        37,312             0        56,922        515,036(1)       571,958
Shareholder servicing fees                   0           0       355,701     1,607,117     1,962,818    (1,962,818)(1)             0
 Class A                                     0           0             0             0                    1,209,418(1)     1,209,418
 Class B                                     0           0             0             0                      660,107(1)       660,107
 Class C                                     0           0             0             0                      102,678(1)       102,678
 Class Z                                     0           0             0             0                      434,961(1)       434,961
 Institutional Class                         0           0             0             0                    4,650,814(1)     4,650,814
 Select Shares                               0           0             0             0                            0                0
Accounting fees                                                   30,687       166,897       197,584        (4,410)(1)       193,174
Distribution fees                                                                                                 0
 Class A                                     0       4,473             0             0         4,473        (4,473)(1)             0
 Class B                                     0      12,515        90,212     1,891,276     1,994,003       (13,681)(1)     1,980,322
 Class C                                     0       3,630             0       305,257       308,887          (853)(1)       308,034
Audit fees                              13,693      12,456        27,015         8,458        61,622       (54,722)(1)         6,900
Legal fees                              16,558       1,987         8,967         8,969        36,481       (23,981)(1)        12,500
Registration fees                       16,305      28,855        37,178       430,564       512,902      (332,544)(1)       180,358
Shareholder reports                    199,639       1,625        60,335       340,931       602,530      (383,109)(1)       219,421
Transfer Agent Banking Charges          11,734          20             0             0        11,754       (11,754)(1)             0
Brokerage Fees                           3,286          65             0             0         3,351        (3,351)(1)             0
Trustees' fees                               0           0         4,176         5,403         9,579        (2,792)(1)         6,787
Other fees and expenses                 31,271       1,873        45,940         6,154        85,238       (29,843)(1)        55,395
                                ----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                       2,950,637     116,850     2,676,925    11,657,940    17,402,352      (527,508)       16,874,844
                                ----------------------------------------------------------------------------------------------------
LESS:
Waived fees and reimbursed
expenses                              (46,374)    (56,173)     (351,318)   (2,076,934)   (2,530,799)    (2,302,100)(1)   (4,832,899)
Direct Brokerage                      (77,974)     (7,055)             0             0      (85,029)         85,029(1)             0
Earning Credits                           (67)         (3)             0             0          (70)             70(1)             0
Net expenses                         2,826,222      53,619     2,325,607     9,581,006    14,786,454    (2,744,509)       12,041,945
                                ---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)       (1,478,491)    (44,297)     (939,279)  (14,583,460)  (17,045,527)        195,539     (16,849,988)
                                ----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
---------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies
and foreign currency translation    26,830,403     609,325    19,948,409             0    47,388,137   (47,388,137)(2)             0
Futures transaction                          0           0             0             0             0                               0
Options, swap agreements and
short sale transactions                      0     (7,922)             0             0       (7,922)          7,922(2)             0
Securities transactions
allocated from Master Portfolios             0           0             0  (33,724,754)  (33,724,754)     47,380,215(2)    13,655,461
Futures transactions allocated
from Master Portfolios                       0           0             0             0             0                               0
                                ----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
INVESTMENTS                         26,830,403     601,403    19,948,409  (33,724,754)    13,655,461              0       13,655,461
                                ----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED                                                                                                           0
APPRECIATION (DEPRECIATION) OF:
Securities, foreign currencies
and foreign currency translation    31,229,057     418,186    23,501,135             0    55,148,378   (55,148,378)(2)             0
Forward foreign currency
contracts                                    0           0             0             0             0                               0
Options, swap agreements and
short sale transactions                      0       (366)             0             0         (366)            366(2)             0
Securities transactions
allocated from Master Portfolios             0           0             0   611,507,905   611,507,905     55,148,012(2)   666,655,917
Forwards, futures, options,
swaps and short sales allocated
from Master Portfolios                       0           0             0             0             0                               0
                                ----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF
INVESTMENTS                         31,229,057     417,820    23,501,135   611,507,905   666,655,917              0      666,655,917
                                ----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED         58,059,460   1,019,223    43,449,544   577,783,151   680,311,378              0      680,311,378
GAIN (LOSS) ON INVESTMENTS
                                ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET     $56,580,969    $974,926   $42,510,265  $563,199,691  $663,265,851       $195,539     $663,461,390
ASSETS RESULTING FROM OPERATIONS
                                ----------------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services. (2) To reclass gains / losses to master portfolio.

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)



                                                              STRONG ADVISOR            WF MONTGOMERY
                                                           MID CAP GROWTH FUND       MID CAP GROWTH FUND       PRO FORMA COMBINED
                                                         -------------------------- ----------------------- ------------------------
                                       INTEREST MATURITY SHARES OR                   SHARES OR              SHARES OR
                                         RATE      DATE  PRINCIPAL                   PRINCIPAL              PRINCIPAL
                                                           AMOUNT       VALUE         AMOUNT    VALUE        AMOUNT       VALUE
                                       ----------------------------- -------------- ----------------------- ------------------------
Common Stock--97.79%
AMUSEMENT & RECREATION
SERVICES--3.25%
Alliance Gaming Corporation +                                11,000        353,430                             11,000       353,430
International Game Technology                                50,000      2,248,000       39,300  1,766,928     89,300     4,014,928
Multimedia Games Incorporated+                                                           51,500  1,274,110     51,500     1,274,110

TOTAL AMUSEMENT & RECREATION                                             2,601,430               3,041,038                5,642,468
SERVICES                                                            ---------------            ------------           --------------

APPAREL & ACCESSORY STORES--2.37%
Chico's FAS Incorporated+                                    33,000      1,531,200       22,845  1,060,008     55,845     2,591,208
Coach, Inc. +                                                19,000        778,810                             19,000       778,810
The TJX Companies, Inc.                                      30,000        736,800                             30,000       736,800

TOTAL APPAREL & ACCESSORY                                                3,046,810               1,060,008                4,106,818
STORES                                                             ---------------            ------------           --------------

BEVERAGES - SOFT DRINKS 0.54%
Cott Corporation +                                           32,000        940,480                             32,000       940,480

TOTAL BEVERAGES - SOFT DRINKS                                              940,480                       0                  940,480
                                                                    ---------------            ------------           --------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS--1.68%
Centex Corporation                                           17,400        940,644                             17,400       940,644
Lennar Corporation Class A                                                               21,800  1,177,854     21,800     1,177,854
Ryland Group, Inc.                                            9,000        799,470                              9,000       799,470

TOTAL BUILDING CONSTRUCTION-                                             1,740,114               1,177,854                2,917,968
GENERAL CONTRACTORS &
OPERATIVE BUILDERS                                                  ---------------            ------------           --------------

BUSINESS SERVICES--21.48%
Alliance Data Systems Corporation+                                                      111,400  3,737,470    111,400     3,737,470
Amdocs Limited+                                              26,000        722,540       35,600    989,324     61,600     1,711,864
Ascential Software Corporation+                                                          72,400  1,587,008     72,400     1,587,008
Ask Jeeves Incorporated+                                     34,000      1,214,820       51,300  1,832,949     85,300     3,047,769
Avocent Corporation +                                        20,000        735,800                             20,000       735,800
BEA Systems, Inc. +                                          38,000        484,880                             38,000       484,880
Checkfree Corporation+                                                                   38,700  1,140,102     38,700     1,140,102
CNET Networks Incorporated+                                                             123,300  1,273,689    123,300     1,273,689
Cognizant Technology Solutions                               16,000        724,000                             16,000       724,000
Corporation +
Digital Insight Corporation+                                                             74,100  1,535,352     74,100     1,535,352
eResearch Technology, Inc. +                                 24,000        673,200                             24,000       673,200
GTECH Holdings Corporation                                                               38,125  2,254,712     38,125     2,254,712
Hyperion Solutions Corporation+                                                          29,800  1,235,210     29,800     1,235,210
Lamar Advertising Company+                                                               26,400  1,061,808     26,400     1,061,808
Manhattan Associates Incorporated+                                                       26,795    744,901     26,795       744,901
Manpower Incorporated                                                                    27,000  1,255,500     27,000     1,255,500
Mercury Interactive Corporation +                            11,100        497,280                             11,100       497,280
Netscreen Technologies, Inc. +                               23,000        837,890                             23,000       837,890
Monster Worldwide Incorporated+                                                          40,000  1,048,000     40,000     1,048,000
Network Appliance, Inc. +                                    39,000        836,550                             39,000       836,550
Pixar+                                                                                   16,000  1,031,360     16,000     1,031,360
Polycom, Inc. +                                              72,300      1,534,929                             72,300     1,534,929
Safenet Incorporated+                                                                    34,059  1,278,575     34,059     1,278,575
Symantec Corporation +                                       18,000        833,400                             18,000       833,400
TIBCO Software, Inc. +                                       18,600        151,962                             18,600       151,962
United Online Incorporated+                                                             161,100  2,683,926    161,100     2,683,926
Yahoo! Incorporated+                                                                     46,900  2,278,871     46,900     2,278,871
Zebra Technologies Corporation +                             15,500      1,075,235                             15,500     1,075,235

TOTAL BUISNESS SERIVICES                                                10,322,486              26,968,757               37,291,243
                                                                    ---------------            ------------           --------------

CHEMICALS & ALLIED
PRODUCTS--5.58%
Airgas, Inc.                                                 16,000        340,800                             16,000       340,800
Andrx Corporation+                                                                       98,132  2,669,191     98,132     2,669,191
Genzyme Corporation+                                                                     19,100    898,464     19,100       898,464
Medicines Company+                                                                       42,300  1,362,483     42,300     1,362,483
Neurocrine Biosciences                                                                   29,900  1,767,090     29,900     1,767,090
 Incorporated+
Pharmaceutical Resources                                                                 46,569  2,647,913     46,569     2,647,913
Incorporated+

TOTAL CHEMICALS & ALLIED                                                   340,800               9,345,141                9,685,941
PRODUCTS                                                            ---------------            ------------           --------------

COMMUNICATIONS--7.99%
Adtran Incorporated                                                                      60,200  1,807,806     60,200     1,807,806
American Tower Corporation                                                              109,500  1,242,825    109,500     1,242,825
Class A+
Foundry Networks Incorporated+                                                           76,300  1,310,071     76,300     1,310,071
Nextel Partners Incorporated                                                            122,800  1,554,648    122,800     1,554,648
Class A+
NII Holdings Incorporated Class B+                                                       69,627  2,439,034     69,627     2,439,034
NTL Incorporated+                                                                        17,000  1,010,650     17,000     1,010,650
Radio One Incorporated Class D+                                                          72,200  1,335,700     72,200     1,335,700
Univision Communications                                                                 57,800  1,907,978     57,800     1,907,978
Incorporated Class A+
XM Satellite Radio Holdings                                                              45,000  1,260,000     45,000     1,260,000
Incorporated+

TOTAL COMMUNICATIONS                                                             0              13,868,712               13,868,712
                                                                    ---------------            ------------           --------------

DEPOSITORY INSTITUTIONS--0.50%
City National Corporation                                                                14,500    868,550     14,500       868,550

TOTAL DEPOSITORY INSTITUTIONS                                                    0                 868,550                  868,550
                                                                    ---------------            ------------           --------------

EDUCATIONAL SERVICES--4.80%
Apollo Group Incorporated Class A+                                                       21,500  1,851,365     21,500     1,851,365
Career Education Corporation +                               21,000      1,189,440                             21,000     1,189,440
Corinthian Colleges Incorporated+                            18,000        595,080       90,000  2,975,400    108,000     3,570,480
University of Phoenix Online +                               19,700      1,714,294                             19,700     1,714,294

TOTAL EDUCATIONAL SERVICES                                               3,498,814               4,826,765                8,325,579
                                                                    ---------------            ------------           --------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER
EQUIPMENT--7.70%
Analog Devices Incorporated                                                              21,903  1,051,563     21,903     1,051,563
Artheros Communcations +                                     15,400        263,494                             15,400       263,494
ASML Holding NV +                                            36,000        659,880                             36,000       659,880
ATI Technologies, Inc. +                                     36,000        586,800                             36,000       586,800
Broadcom Corporation Class A +                               16,000        626,720                             16,000       626,720
Flextronics International, Ltd. +                            31,000        533,820                             31,000       533,820
Integrated Circuit Systems                                                               70,027  1,752,776     70,027     1,752,776
Incorporated+
Intersil Corporation Class A                                                             69,200  1,542,468     69,200     1,542,468
KLA-Tencor Corporation +                                     10,300        518,605                             10,300       518,605
Linear Technology Corporation                                                            24,432    904,473     24,432       904,473
Marvell Technology Group, Ltd. +                             24,000      1,081,200                             24,000     1,081,200
NVIDIA Corporation +                                         14,000        370,860                             14,000       370,860
ON Semicontcutor Corporation +                               79,100        596,414                             79,100       596,414
QLogic Corporation+                                                                      23,900    788,939     23,900       788,939
Silicon Laboratories, Inc. +                                 12,000        634,560                             12,000       634,560
Varian Semiconductor Equipment                                                           22,782    956,844     22,782       956,844
Associates Incorporated+
Vishay Intertechnology, Inc. +                               23,000        490,820                             23,000       490,820

TOTAL ELECTRONIC & OTHER                                                 6,363,173               6,997,063               13,360,236
ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT                              ---------------            ------------           --------------

ENERGY - OTHER--0.71%
Arch Coal, Inc.                                              22,400        703,136                             22,400       703,136
Massey Energy Company                                        24,000        529,680                             24,000       529,680

TOTAL ENERGY - OTHER                                                     1,232,816                       0                1,232,816
                                                                    ---------------            ------------           --------------

ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT &
RELATED SERVICES--0.23%
Corporate Executive Board Company                                                         8,500    399,500      8,500       399,500

TOTAL ENGINEERING,                                                               0                 399,500                  399,500
ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES                  ---------------            ------------           --------------

FABRICATED METAL PRODUCTS,
EXCEPT MACHINERY &
TRANSPORTATION
EQUIPMENT--1.55%
Crane Company                                                                            30,000    990,000     30,000       990,000
Masco Corporation                                                                        56,000  1,704,080     56,000     1,704,080

TOTAL FABRICATED METAL                                                           0               2,694,080                2,694,080
PRODUCTS, EXCEPT MACHINERY
& TRANSPORTATION EQUIPMENT                                          ---------------            ------------           --------------

FINANCIAL SERVICES -
MISCELLANEOUS--4.71%
AmeriCredit Corporation +                                    71,000      1,209,130                             71,000     1,209,130
Doral Financial Corporation                                  57,000      2,006,400                             57,000     2,006,400
First Marblehead Corporation +                               12,000        353,400                             12,000       353,400
Instinet Group Incorporated +                                72,000        507,600                             72,000       507,600
Legg Mason, Inc.                                             21,000      1,948,380                             21,000     1,948,380
T. Rowe Price Group, Inc.                                    17,000        915,110                             17,000       915,110
Westcorp                                                     28,000      1,233,960                             28,000     1,233,960

TOTAL FURNITURE & FIXTURES                                               8,173,980                       0                8,173,980
                                                                    ---------------            ------------           --------------

FURNITURE & FIXTURES--0.47%
Herman Miller Incorporated                                                               30,800    820,204     30,800       820,204

TOTAL FURNITURE & FIXTURES                                                       0                 820,204                  820,204
                                                                    ---------------            ------------           --------------

HOME FURNITURE, FURNISHINGS
& EQUIPMENT STORES--1.72%
Bed Bath & Beyond Incorporated+                                                          25,685  1,072,606     25,685     1,072,606
Harman International Industries, Inc.                        19,200      1,528,320                             19,200     1,528,320
Linens 'N Things, Inc. +                                     11,000        389,510                             11,000       389,510

TOTAL HOME FURNITURE,                                                    1,917,830               1,072,606                2,990,436
FURNISHINGS & EQUIPMENT STORES                                      ---------------            ------------           --------------
HOTELS, ROOMING HOUSES,
CAMPS & OTHER LODGE
PLACES--1.97%
Mandalay Resort Group                                                                    15,500    887,530     15,500       887,530
Station Casinos Incorporated                                 16,000        706,720       41,108  1,815,740     57,108     2,522,460

TOTAL HOTELS, ROOMING                                                      706,720               2,703,270                3,409,990
HOUSES, CAMPS & OTHER LODGE PLACES                                 ---------------            ------------           --------------

INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER
EQUIPMENT--0.75%
Actuant Corporation Class A+                                                             18,800    737,524     18,800       737,524
IDEX Corporation                                             13,000        565,240                             13,000       565,240

TOTAL INDUSTRIAL &                                                         565,240                 737,524                1,302,764
COMMERCIAL MACHINERY & COMPUTER EQUIPMENT                          ---------------            ------------           --------------

MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--3.09%
PerkinElmer Incorporated                                     68,600      1,419,334      100,100  2,071,069    168,700     3,490,403
Thermo Electron Corporation+                                                             40,000  1,131,200     40,000     1,131,200
Waters Corporation +                                         18,000        735,120                             18,000       735,120

TOTAL MEASURING, ANALYZING                                               2,154,454               3,202,269                5,356,723
& CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS                               ---------------            ------------           --------------

MEDICAL - BIOMEDICAL/
BIOTECHNOLOGY --1.20%
Angiotech Pharmaceuticals, Inc. +                            30,000        732,300                             30,000       732,300
Cephalon, Inc. +                                              6,000        343,860                              6,000       343,860
Invitrogen Corporation +                                      9,000        645,210                              9,000       645,210
Protein Design Labs, Inc. +                                  15,000        357,300                             15,000       357,300

TOTAL MEDICAL - BIOMEDICAL/                                              2,078,670                       0                2,078,670
BIOTECHNOLOGY                                                       ---------------            ------------           --------------

MEDICAL - ETHICAL DRUG--0.15%
Eyetech Pharmaceuticals, Inc. +                               8,100        268,920                              8,100       268,920

TOTAL MEDICAL - ETHICAL DRUGS                                              268,920                       0                  268,920
                                                                    ---------------            ------------           --------------

MEDICAL - GENERIC DRUGS--1.15%
Taro Pharmaceutical Industries, Ltd. +                       24,500      1,420,755                             24,500     1,420,755
Teva Pharmaceutical Industries, Ltd. ADR                      9,000        570,690                              9,000       570,690

TOTAL MEDICAL - GENERIC DRUGS                                            1,991,445                       0                1,991,445
                                                                    ---------------            ------------           --------------

MEDICAL - HEALTH MAINTENANCE
ORGANIZATIONS--0.47%
Aetna, Inc.                                                   9,000        807,480                              9,000       807,480

TOTAL MEDICAL - HEALTH                                                     807,480                       0                  807,480
MAINTENANCE ORGANIZATIONS                                          ---------------            ------------           --------------

MEDICAL - PRODUCT--0.30%
Cyberonics, Inc. +                                            6,000        143,760                              6,000       143,760
Zimmer Holdings, Inc. +                                       5,000        368,900                              5,000       368,900

TOTAL MEDICAL - PRODUCTS                                                   512,660                       0                  512,660
                                                                   ---------------             ------------           --------------

MEDICAL - SYSTEMS/
EQUIPMENT--0.22%
VISX, Inc. +                                                 19,600        382,592                             19,600       382,592

TOTAL MEDICAL - SYSTEMS/                                                   382,592                       0                  382,592
EQUIPMENT                                                          ---------------            ------------           --------------

MEDICAL/DENTAL - SERVICE--1.27%
Caremark Rx, Inc. +                                          31,000      1,030,750                             31,000     1,030,750
Inveresk Research Group, Inc. +                              41,500      1,179,430                             41,500     1,179,430

TOTAL MEDICAL/DENTAL - SERVICES                                          2,210,180                       0                2,210,180
                                                                    ---------------            ------------           --------------

METAL ORES - MISCELLANEOUS
--0.28%
Phelps Dodge Corporation +                                    6,000        489,960                              6,000       489,960

TOTAL METAL ORES -                                                         489,960                       0                  489,960
MISCELLANEOUS                                                       ---------------            ------------           --------------

METAL PROCESSING &
FABRICATION--0.26%
Maverick Tube Corporation +                                  19,000        447,450                             19,000       447,450

TOTAL PROCESSING &                                                         447,450                       0                  447,450
FABRICATION
                                                                    ---------------            ------------           --------------

MISCELLANEOUS RETAIL--3.93%
Marvel Enterprises Incorporated+                             22,500        431,775      156,051  2,994,619    178,551     3,426,394
Michaels Stores, Inc.                                        12,000        583,440                             12,000       583,440
P.F. Chang's China Bistro, Inc. +                             8,100        407,511                              8,100       407,511
Panera Bread Company Class A +                                9,000        350,280                              9,000       350,280
Ruby Tuesday, Inc.                                           12,000        385,800                             12,000       385,800
Starbucks Corporation +                                      44,000      1,661,000                             44,000     1,661,000

TOTAL MISCELLANEOUS RETAIL                                               3,819,806               2,994,619                6,814,425
                                                                    ---------------            ------------           --------------

MOTION PICTURES--1.04%
Regal Entertainment Group Class A                                                        82,000  1,802,360     82,000     1,802,360

TOTAL MOTION PICTURES                                                            0               1,802,360                1,802,360
                                                                    ---------------            ------------           --------------

MOTOR FREIGHT TRANSPORTATION
& WAREHOUSING--0.65%
Hunt (J.B.) Transport Services Incorporated+                                             40,000  1,126,800     40,000     1,126,800

TOTAL MOTOR FREIGHT                                                              0               1,126,800                1,126,800
TRANSPORTATION & WAREHOUSING                                        ---------------            ------------           --------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--2.14%
Capitalsource Incorporated+                                                              50,000  1,122,500     50,000     1,122,500
Countrywide Financial Corporation                                                        26,966  2,586,039     26,966     2,586,039

TOTAL NON-DEPOSITORY                                                             0               3,708,539                3,708,539
CREDIT INSTITUTIONS                                                 ---------------            ------------           --------------

OIL & GAS EXTRACTION--4.09%
BJ Services Company +                                        27,000      1,168,290                             27,000     1,168,290
Evergreen Resources, Inc. +                                  15,000        515,250                             15,000       515,250
Precision Drilling Corporation                               17,300        805,834                             17,300       805,834
Smith International, Inc. +                                  27,100      1,450,121                             27,100     1,450,121
Ultra Petroleum Corporation +                                37,000      1,110,370                             37,000     1,110,370
XTO Energy Incorporated                                      30,957        781,355       50,000  1,262,000     80,957     2,043,355

TOTAL OIL & GAS EXTRACTION                                               5,831,220               1,262,000                7,093,220
                                                                    ---------------            ------------           --------------

PETROLEUM REFINING &
RELATED INDUSTRIES--0.65%
Murphy Oil Corporation                                                                   18,000  1,133,460     18,000     1,133,460

TOTAL PETROLEUM REFINING                                                         0               1,133,460                1,133,460
& RELATED INDUSTRIES                                                ---------------            ------------           --------------

PRINTING, PUBLISHING &
ALLIED INDUSTRIES--1.10%
EW Scripps Company Class A                                                               18,876  1,908,552     18,876     1,908,552

TOTAL PRINTING, PUBLISHING                                                       0               1,908,552                1,908,552
& ALLIED INDUSTRIES                                                 ---------------            ------------           --------------

SECURITY & COMMODITY
BROKERS, DEALERS, EXCHANGES
& SERVICES--3.37%
Chicago Mercantile Exchange                                                              14,000  1,354,360     14,000     1,354,360
E*TRADE Financial Corporation+                                                          127,000  1,695,450    127,000     1,695,450
Instinet Group Incorporated+                                                            182,200  1,284,510    182,200     1,284,510
Lehman Brothers Holdings Incorporated                                                    18,175  1,506,162     18,175     1,506,162

TOTAL SECURITY & COMMODITY                                                       0               5,840,482                5,840,482
BROKERS, DEALERS, EXCHANGES & SERVICES                              ---------------            ------------           --------------

TELECOMMUNICATIONS - FIBER
OPTICS --0.38%
Corning, Inc. +                                              59,000        659,620                             59,000       659,620

TOTAL TELECOMMUNICATIONS -                                                 659,620                       0                  659,620
FIBER OPTICS                                                        ---------------            ------------           --------------

TELECOMMUNICATIONS -
WIRELESS EQUIPMENT --0.05%
Research in Motion, Ltd. +                                    1,000         93,310                              1,000        93,310

TOTAL TELECOMMUNICATIONS -                                                  93,310                       0                   93,310
WIRELESS EQUIPMENT                                                  ---------------            ------------           --------------

TELECOMMUNICATIONS -
WIRELESS SERVICES --0.68%
Mobile Telesystems Sponsored ADR                              9,000      1,183,500                              9,000     1,183,500

TOTAL TELECOMMUNICATIONS -                                               1,183,500                       0                1,183,500
WIRELESS SERVICES                                                   ---------------            ------------           --------------

TRANSPORTATION EQUIPMENT--1.43%
Brunswick Corporation                                                                    24,834  1,013,972     24,834     1,013,972
Cummins, Inc.                                                14,000        818,300                             14,000       818,300
Eaton Corporation                                             6,000        337,140                              6,000       337,140
Gentex Corporation                                            7,000        303,660                              7,000       303,660

TOTAL TRANSPORTATION EQUIPMENT                                           1,459,100               1,013,972                2,473,072
                                                                    ---------------            ------------           --------------

TRANSPORTATION SERVICES--1.20%
CH Robinson Worldwide Incorporated                                                       50,000  2,075,000     50,000     2,075,000

TOTAL TRANSPORTATION SERVICES                                                    0               2,075,000                2,075,000
                                                                    ----------------           ------------           --------------

WHOLESALE TRADE-DURABLE
GOODS--0.69%
WW Grainger Incorporated                                                                 24,805  1,190,640     24,805     1,190,640

TOTAL WHOLESALE TRADE-                                                           0               1,190,640                1,190,640
DURABLE GOODS                                                       ---------------            ------------           --------------

TOTAL COMMON STOCK                                                      65,841,060             103,839,765              169,680,825
(COST $138,037,434)

COLLATERAL FOR SECURITIES
LENDING--26.55%
Collateral for Security Lending                                                                 45,094,995               45,094,995
Navigator Prime Portfolio (a)                               977,385        977,385                            977,385       977,385

TOTAL COLLATERAL FOR SECURITIES                                            977,385              45,094,995               46,072,380
LENDING (COST $46,072,380)                                          ---------------            ------------           --------------

SHORT-TERM INVESTMENTS--2.08%
MUTUAL FUND--1.37%
Wells Fargo Money Market Trust~                                                       2,375,338  2,375,339  2,375,338     2,375,339

TOTAL MUTUAL FUND                                                                0               2,375,339                2,375,339
                                                                    ---------------            ------------           --------------

REPURCHASE AGREEMENTS 0.71%
State Street Bank (3/31/04), 0.75%,       0.75 04/01/2004 1,240,100      1,240,100                       0  1,240,100     1,240,100
Due 4/01/04 (Repurchase Proceeds
$1,240,126); Collateralized by: United
States Government & Agency Issues (a)

TOTAL REPURCHASE AGREEMENTS                                              1,240,100                       0                1,240,100
                                                                    ---------------            ------------           --------------

TOTAL SHORT-TERM INVESTMENTS                                             1,240,100               2,375,339                3,615,439
(COST $3,615,439)                                                   ---------------            ------------           --------------

TOTAL INVESTMENTS IN SECURITIES                                         68,058,545             151,310,099              219,368,644
(COST $187,725,253)--126.42%                                        ---------------            ------------           --------------

OTHER ASSETS AND LIABILITIES,                                             (906,487)            (44,942,788)             (45,849,275)
NET---(26.42)%                                                      ---------------            ------------           --------------

TOTAL NET ASSETS--100.0%                                                67,152,058             106,367,311              173,519,369
                                                                    ---------------            ------------           --------------

FOOTNOTE LEGEND
+ Non-income earning securities.

~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2004 (Unaudited)

                                          TARGET FUND         ACQUIRING FUND
                                    ---------------------------------------------
                                    STRONG ADVISOR MID CAP   WF MONTGOMERY MID    PRO FORMA        PRO FORMA
                                          GROWTH FUND         CAP GROWTH FUND    ADJUSTMENTS        COMBINED
                                    -----------------------------------------------------------  ---------------
INVESTMENTS:
In securities, at market value                  $67,081,160         $103,839,765                   $170,920,925
Collateral for securities loaned
(Note 2)                                            977,385           45,094,995                     46,072,380
Investments in affiliates                                              2,375,339                      2,375,339
                                    -----------------------------------------------------------  ---------------
TOTAL INVESTMENT AT MARKET VALUE
(see cost below)                                 68,058,545          151,310,099             0      219,368,644
                                    -----------------------------------------------------------  ---------------
Cash                                                     25               50,000                         50,025
Receivable for Fund shares issued                     1,239               96,778                         98,017
Receivable for investments sold                     144,705            2,009,892                      2,154,597
Receivables for dividends and
interest                                              8,803                7,712                         16,515
Prepaid expenses and other assets                    34,570               46,005                         80,575
                                    -----------------------------------------------------------  ---------------
TOTAL ASSETS                                     68,247,887          153,520,486             0      221,768,373
                                    -----------------------------------------------------------  ---------------

LIABILITIES
Payable for Fund shares redeemed                     46,558               54,404                        100,962
Payable for investments purchased                                      1,864,371                      1,864,371
Payable to investment advisor and
affiliates (Note 3)                                                      108,771                        108,771
Payable to the Trustees and
Distributor                                                               30,634                         30,634
Payable for securities loaned (Note 2)              977,385           45,094,995                     46,072,380
Accrued expenses and other
liabilities                                          71,886                                              71,886
TOTAL LIABILITIES                                 1,095,829           47,153,175             0       48,249,004
                                    -----------------------------------------------------------  ---------------
TOTAL NET ASSETS                                $67,152,058         $106,367,311            $0     $173,519,369
                                    -----------------------------------------------------------  ---------------

NET ASSETS CONSIST OF:
Paid-in capital                                $167,062,406          $91,398,291                   $258,460,697
Undistributed net investment income
(loss)                                          (1,498,073)            (432,244)                    (1,930,317)
Undistributed net realized gain
(loss) on investments                         (114,338,325)            (316,082)                  (114,654,407)
Net unrealized appreciation
(depreciation) of investments,
foreign currencies and translation
of assets and liabilities
denominated in foreign currencies                15,926,050           15,717,346                     31,643,396
                                    -----------------------------------------------------------  ---------------
TOTAL NET ASSETS                                $67,152,058         $106,367,311            $0     $173,519,369
                                    -----------------------------------------------------------  ---------------

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                             $9,488,214          $98,393,680                   $107,881,894
Shares outstanding - Class A                        769,091           16,062,601       779,844(2)    17,611,536
Net asset value per share - Class A                  $12.34                $6.13                          $6.13
Maximum offering price per share -
Class A                                              $13.09                $6.50                          $6.50(1)
Net assets - Class B                             $2,929,929           $6,990,879                     $9,920,808
Shares outstanding - Class B                        243,225            1,169,804       247,049(2)     1,660,078
Net asset value and offering price
per share - Class B                                  $12.05                $5.98                          $5.98
Net assets - Class C                               $713,067             $982,752                     $1,695,819
Shares outstanding - Class C                         59,218              164,475        60,122(2)       283,815
Net asset value and offering price
per share - Class C                                  $12.04                $5.98                          $5.98
Net assets - Class Z                            $54,020,848                                         $54,020,848
Shares outstanding - Class Z                      4,393,955                                           4,393,955
Net asset value and offering price
per share - Class Z                                  $12.29                                              $12.29
                                    -----------------------------------------------------------  ---------------
INVESTMENTS AT COST                             $52,132,500         $135,592,753                   $187,725,253
                                    -----------------------------------------------------------  ---------------
SECURITIES ON LOAN, AT MARKET VALUE                $955,344          $42,702,707                    $43,658,051
                                    -----------------------------------------------------------  ---------------

(1) Maximum offering price is calculated as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(2) Share adjustments based on surviving Fund's NAV.

STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)


                                                        TARGET FUND    ACQUIRING FUND
                                                      ---------------------------------
INVESTMENT INCOME                                      STRONG ADVISOR  WF MONTGOMERY
                                                       MID CAP GROWTH  MID CAP GROWTH                PRO FORMA          PRO FORMA
                                                            FUND            FUND        COMBINED    ADJUSTMENTS         COMBINED
                                                      ------------------------------------------------------------------------------
Dividends                                                     $242,698        $409,443     $652,141                        $652,141
Interest                                                        17,789         341,343      359,132                         359,132
Income from affiliated securities                                    0          12,591       12,591                          12,591
Securities lending income                                        3,420          28,833       32,253                          32,253
Expenses allocated from affiliated Master Portfolios                 0               0            0                               0
                                                      ------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        263,907         792,210    1,056,117             0         1,056,117
                                                      ------------------------------------------------------------------------------

EXPENSES
Advisory fees                                                  629,080         796,914    1,425,994      (62,665) (1)     1,363,329
Administration fees
 Fund Level                                                                    134,737      134,737      (43,848) (1)        90,889
 Class A                                                        31,405         132,067      163,472       122,804 (1)       286,276
 Class B                                                         8,729           8,609       17,338         6,714 (1)        24,052
 Class C                                                         2,649           1,114        3,763           648 (1)         4,411
 Class Z                                                             0               0            0       312,168 (1)       312,168
 Investor Class                                                208,387                      208,387     (208,387) (1)             0
Transfer Agency Fees                                                                 0
 Class A                                                        21,133               0       21,133      (21,133) (1)             0
 Class B                                                         6,225               0        6,225       (6,225) (1)             0
 Class C                                                         1,868               0        1,868       (1,868) (1)             0
 Investor Class                                                365,344               0      365,344     (365,344) (1)             0
Custody fees                                                    12,400          12,604       25,004      (11,351) (1)        36,355
Shareholder servicing fees                                           0         198,689      198,689     (198,689) (1)             0
 Class A                                                             0               0            0       255,603 (1)       255,603
 Class B                                                             0                            0        21,475 (1)        21,475
 Class C                                                             0                            0         3,938 (1)         3,938
 Class Z                                                             0                            0       173,426 (1)       173,426
Accounting fees                                                      0           1,216        1,216        47,345 (1)        48,561
Distribution fees
 Class A                                                        26,171               0       26,171      (26,171) (1)             0
 Class B                                                        29,097          34,548       63,645           780 (1)        64,425
 Class C                                                         8,829           4,213       13,042       (1,227) (1)        11,815
 Class Z                                                             0               0            0             0                 0
 Investor Class                                                      0               0            0             0                 0
Audit fees                                                      17,761           3,450       21,211      (10,211) (1)        11,000
Legal fees                                                       9,137             763        9,900       (7,800) (1)         2,100
Registration fees                                               48,582             152       48,734       (8,734) (1)        40,000
Shareholder reports                                             88,187               0       88,187      (28,974) (1)        59,213
Transfer Agent Banking Charges                                   3,259               0        3,259       (3,259) (1)             0
Brokerage Fees                                                     780               0          780         (780) (1)             0
Trustees' fees                                                   2,277           1,415        3,692         3,095 (1)         6,787
Other fees and expenses                                         10,136             486       10,622       (7,294) (1)         3,328
                                                      ------------------------------------------------------------------------------
TOTAL EXPENSES                                               1,531,436       1,330,977    2,862,413      (43,261)         2,819,152
                                                      ------------------------------------------------------------------------------
LESS:
Waived fees and reimbursed expenses (Note 3)                  (27,800)               0     (27,800)      (52,301) (1)      (80,101)
Direct Brokerage                                              (50,065)               0     (50,065)        50,065 (1)             0
Earning Credits                                                  (145)               0        (145)           145 (1)             0
Net expenses                                                 1,453,426       1,330,977    2,784,403      (45,352)         2,739,052
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                               (1,189,519)       (538,767)  (1,728,286)        45,352       (1,682,935)
                                                      ------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies and foreign currency
translation                                                 16,446,936      26,819,832   43,266,768                      29,744,659
Futures transaction                                            946,844               0      946,844                         946,844
Options, swap agreements and short sale transactions          (41,767)               0     (41,767)                        (41,767)
Securities transactions allocated from Master
Portfolios                                                           0               0            0                               0
Futures transactions allocated from Master Portfolios                0               0            0                               0
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                   17,352,013      26,819,832   44,171,845             0        44,171,845
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
OF:                                                                                                                               0
Securities, foreign currencies and foreign currency
translation                                                 12,438,587       6,196,353   18,634,940                      18,634,940
Forward foreign currency contracts                                   0               0            0                               0
Options, swap agreements and short sale transactions                 0               0            0                               0
Securities transactions allocated from Master
Portfolios                                                           0               0            0                               0
Forwards, futures, options, swaps and short sales
allocated from Master Portfolios                                     0               0            0                               0
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
OF INVESTMENTS                                              12,438,587       6,196,353   18,634,940             0        18,634,940
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS      29,790,600      33,016,185   62,806,785             0        62,806,785
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                                 $28,601,081     $32,477,418  $61,078,499       $45,352       $62,123,850


(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

PRO FORMA SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)


                                                       STRONG US EMERGING        STRONG ADVISOR US SMALL/MID GROWTH
                                                           GROWTH FUND                          FUND
                                                    --------------------------  --------------------------------------
                                                     SHARES OR
                              INTERSET    MATURITY   PRINCIPAL                      SHARES OR
                                RATE        DATE       AMOUNT       VALUE       PRINCIPAL AMOUNT        VALUE
                             -------------------------------------------------  --------------------------------------
COMMON STOCK--98.98%
AMUSEMENT & RECREATION
SERVICES--1.45%
Multimedia Games
Incorporated+
WMS Industries Incorporated+

TOTAL AMUSEMENT & RECREATION
SERVICES                                                                    0                                       0
                                                                --------------                   ---------------------

APPAREL & ACCESSORY
STORES--0.54%
Too Incorporated+

TOTAL APPAREL & ACCESSORY
STORES                                                                      0                                       0
                                                                --------------                   ---------------------

AUTOMOTIVE DEALERS &
GASOLINE SERVICE
STATIONS--0.65%
CSK Auto Corporation+

TOTAL AUTOMOTIVE DEALERS &
GASOLINE SERVICE STATIONS                                                   0                                       0
                                                                --------------                   ---------------------

BUILDING
CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS--0.00%
Levitt Corporation FL Class
A+

TOTAL BUILDING
CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS                                                                    0                                       0
                                                                --------------                   ---------------------

BUILDING -
RESIDENT/COMMERCIAL 0.02%
Meritage Corporation +                                                                      1,200              89,100

TOTAL BUILDING -
RESIDENTIAL/COMMERCIAL                                                      0                                  89,100
                                                                --------------                   ---------------------

BUSINESS SERVICES--27.67%
Activision Incorporated+
Administaff Incorporated+
Akamai Technologies
Incorporated+                                             71,130      934,648
Alliance Data Systems
Corporation+
Anteon International
Corporation+
Aquantive Incorporated+                                  107,970    1,036,512               9,610              92,256
Arbitron Incorporated+
Ascential Software
Corporation+
Ask Jeeves Incorporated+                                  31,615    1,129,604               1,970              70,388
Autobytel Incorporated+
Blue Coat Systems, Inc. +                                 17,730      949,973               2,180             116,804
Chordiant Software
Incorporated+
CNET Networks Incorporated+
Cognizant Technology
Solutions Corporation +                                   31,155    1,409,764               1,725              78,056
Digital Insight Corporation+
EPIX Medical, Inc. +                                                                        4,470              92,753
eResearch Technology, Inc. +                              93,245    2,615,522               4,602             129,086
Getty Images, Inc. +                                      19,340    1,043,973
GTECH Holdings Corporation
Hyperion Solutions
Corporation+
iPass, Inc. +                                            128,125    1,400,406               4,415              48,256
iPayment, Inc. +                                          32,520    1,081,615
iVillage Incorporated+
MTC Technologies, Inc. +                                  41,025    1,030,138
Magma Design Automation +                                 89,425    1,869,877               2,745              57,398
Manhattan Associates
Incorporated+
Netflix, Inc. +                                           42,755    1,458,801               2,725              92,977
Open Solutions Incorporated+
Packeteer, Inc. +                                                                           6,155              81,246
Quest Software Incorporated+
Safenet Incorporated+
Sonic Solutions +                                         54,520    1,033,699               4,500              85,320
Supportsoft Incorporated+
Tibco Software Incorporated+
TNS Incorporated+
Transaction Systems
Architects Incorporated
Class A+
United Online Incorporated+                              111,700    1,860,922               3,295              54,895

TOTAL BUSINESS SERVICES                                            18,855,454                                 999,435
                                                                --------------                   ---------------------

CHEMICALS & ALLIED
PRODUCTS--10.60%
American Pharmaceutical
Partners, Inc. +                                          76,187    3,576,218               3,900             183,066
Andrx Corporation+                                        39,785    1,082,152
Angiotech Pharmaceuticals
Incorporated+
Dendreon Corporation+
Inspire Pharmaceuticals
Incorporated+
Martek Biosciences
Corporation +                                             22,660    1,291,620               1,350              76,950
Medicines Company+
Nektar Therapeutics+
Neurocrine Biosciences
Incorporated+
NPS Pharmaceuticals
Incorporated
Pharmaceutical Resources
Incorporated+
Pozen, Inc. +                                             62,180      859,328               5,130              70,897
Salix Pharmaceuticals, Ltd. +                                                               4,955             143,794
Vicuron Pharmaceuticals
Incorporated+

TOTAL CHEMICALS & ALLIED
PRODUCTS                                                            6,809,318                                 474,707
                                                                --------------                   ---------------------

COMMUNICATIONS--6.29%
@Road, Inc. +                                             72,775      892,949
Alamosa Holdings, Inc. +                                 207,620    1,212,501              20,670             120,713
Cumulus Media Incorporated
Class A+
Global Payments Incorporated
LCC International, Inc.
Class A +                                                200,375    1,202,250
Nextel Communications, Inc.
Class A +                                                                                   3,240              80,125
Nextel Partners Incorporated
Class A+                                                  82,255    1,041,348
NII Holdings Incorporated
Class B+
Radio One Incorporated Class
D+

TOTAL COMMUNICATIONS                                                4,349,048                                 200,838
                                                                --------------                   ---------------------

CONSTRUCTION SPECIAL TRADE
CONTRACTORS--0.45%
Dycom Industries
Incorporated+

TOTAL CONSTRUCTION SPECIAL
TRADE CONTRACTORS                                                           0                                       0
                                                                --------------                   ---------------------

DEPOSITORY
INSTITUTIONS--1.00%
Investors Financial Services
Corporation                                               62,810    2,595,309               2,815             116,316
Ocwen Financial Corporation+

TOTAL DEPOSITORY INSTITUTIONS                                       2,595,309                                 116,316
                                                                --------------                   ---------------------

EDUCATIONAL SERVICES--4.89%
Career Education Corporation
+                                                         42,155    2,387,659               3,742             211,946
Corinthian Colleges
Incorporated+                                            106,090    3,507,335               5,670             187,450
Learning Tree International
Incorporated+
Sylvan Learning Systems
Incorporated+
University of Phoenix Online
+                                                         23,920    2,081,518                 715              62,219

TOTAL EDUCATIONAL SERVICES                                          7,976,512                                 461,615
                                                                --------------                   ---------------------

ELECTRONIC & OTHER
ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER
EQUIPMENT--10.53%
Artisan Components
Incorporated+
Cognex Corporation                                                                          1,975              65,669
Conexant Systems
Incorporated+
Cree, Inc. +                                              85,460    1,905,758               2,505              55,862
Cymer, Inc. +                                                                               1,675              64,672
DSP Group, Inc. +                                         53,505    1,376,684               3,295              84,780
ESS Technology, Inc. +                                                                      6,805              99,761
Graftech International
Limited+
Integrated Circuit Systems
Incorporated+
Integrated Device Technology
Incorporated+
Integrated Silicon Solution,
Inc. +                                                    62,135    1,102,275               8,555             151,766
Lexar Media, Inc. +                                      135,410    2,242,390               7,035             116,500
NMS Communications
Corporation+
OmniVision Technologies,
Inc. +                                                    90,865    2,481,523               3,710             101,320
Rudolph Technologies, Inc. +                              50,880      952,982               4,180              78,291
SanDisk Corporation +                                     57,575    1,633,403               4,340             123,126
Silicon Laboratories, Inc. +                              48,900    2,585,832               2,135             112,899
Trident Microsystems, Inc. +                             182,747    2,914,815               7,892             125,877
TTM Technologies, Inc. +                                                                    3,900              48,048
Universal Display
Corporation+
Varian Semiconductor
Equipment Associates
Incorporated+

TOTAL ELECTRONIC & OTHER
ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER
EQUIPMENT                                                          17,195,662                               1,228,571
                                                                --------------                   ---------------------

ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT &
RELATED SERVICES--5.23%
CDI Corporation
Ciphergen Biosystems, Inc. +                                                                7,530              62,725
Corporate Executive Board
Company                                                   19,335      908,745
CoStar Group, Inc. +                                      24,025      886,282               2,255              83,187
Kroll Incorporated+
LECG Corporation+
Navigant Consulting
Incorporated+
Resources Connection
Incorporated+

TOTAL ENGINEERING,
ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES                                       1,795,027                                 145,912
                                                                --------------                   ---------------------

FABRICATED METAL PRODUCTS,
EXCEPT MACHINERY &
TRANSPORTATION
EQUIPMENT--0.67%
Crane Company

TOTAL FABRICATED METAL
PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT                                                    0                                       0
                                                                --------------                   ---------------------

FURNITURE & FIXTURES--0.57%
Herman Miller Incorporated

TOTAL FURNITURE & FIXTURES                                                  0                                       0
                                                                --------------                   ---------------------

HEALTH SERVICES--2.70%
American Healthways, Inc. +                               95,570    2,333,819               6,770             165,323
AmSurg Corporation +                                      42,712      969,990
Covance Incorporated+
LCA-Vision, Inc. +                                                                          2,280              53,512
Select Medical Corporation
VistaCare, Inc. Class A +                                 35,215      951,509               2,175              58,769

TOTAL HEALTH SERVICES                                               4,255,318                                 277,604
                                                                --------------                   ---------------------

HOLDING & OTHER INVESTMENT
OFFICES--0.53%
Affiliated Managers Group
Incorporated+

TOTAL HOLDING & OTHER
INVESTMENT OFFICES                                                          0                                       0
                                                                --------------                   ---------------------

HOTELS, ROOMING HOUSES,
CAMPS & OTHER LODGE
PLACES--1.50%
Boyd Gaming Corporation
Station Casinos Incorporated

TOTAL HOTELS, ROOMING
HOUSES, CAMPS & OTHER LODGE
PLACES                                                                      0                                       0
                                                                --------------                   ---------------------

INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER
EQUIPMENT--1.46%
Actuant Corporation Class A+
Gardner Denver Incorporated+
Joy Global, Inc.                                          51,345    1,441,254               4,340             121,823

TOTAL INDUSTRIAL &
COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT                                                  1,441,254                                 121,823
                                                                --------------                   ---------------------

INSURANCE CARRIERS--1.50%
Centene Corporation+
ProAssurance Corporation +                                24,715      865,025               2,520              88,200
Scottish Re Group Limited

TOTAL INSURANCE CARRIERS                                              865,025                                  88,200
                                                                --------------                   ---------------------

LEISURE - GAMING/EQUIPMENT
0.33%
Shuffle Master, Inc. +                                    26,070    1,211,994

TOTAL LEISURE -
GAMING/EQUIPMENT                                                    1,211,994                                       0
                                                                --------------                   ---------------------

MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS--1.95%
Advanced Neuromodulation
Systems, Inc. +                                           24,365      879,333
Align Technology, Inc. +                                  48,050      913,431
I-Flow Corporation +                                                                        4,110              57,869
PerkinElmer Incorporated

TOTAL MEASURING, ANALYZING &
CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS                                                       1,792,764                                  57,869
                                                                --------------                   ---------------------

MISCELLANEOUS RETAIL--5.13%
Chicago Pizza & Brewery,
Inc. +                                                                                      5,800              75,806
Chicos FAS, Inc. +                                        34,774    1,613,514               2,120              56,074
Dick's Sporting Goods, Inc. +                             16,100      936,054                 995              57,849
Fred's, Inc.                                              44,870    1,088,995
Hibbett Sporting Goods, Inc.
+                                                                                           1,535              58,545
Hot Topic, Inc. +                                         76,400    2,020,780               2,692              66,062
Marvel Enterprises
Incorporated+
P.F. Chang's China Bistro,
Inc. +                                                    43,685    2,197,792               1,060              53,329
Select Comfort Corporation +                              32,780      904,400
Sharper Image Corporation +                               32,460    1,057,547               2,345              76,400
Urban Outfitters, Inc. +                                  22,270    1,070,296               2,705             130,002

TOTAL MISCELLANEOUS RETAIL                                         10,889,378                                 574,067
                                                                --------------                   ---------------------

MOTION PICTURES--0.58%
Macrovision Corporation+

TOTAL MOTION PICTURES                                                       0                                       0
                                                                --------------                   ---------------------

MOTOR FREIGHT TRANSPORTATION
& WAREHOUSING--1.16%
Sirva Incorporated+

TOTAL MOTOR FREIGHT
TRANSPORTATION & WAREHOUSING                                                0                                       0
                                                                --------------                   ---------------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--1.21%
WFS Financial, Inc. +                                     42,135    1,825,288               4,860              77,711
Westcorp

TOTAL NON-DEPOSITORY CREDIT
INSTITUTIONS                                                        1,825,288                                  77,711
                                                                --------------                   ---------------------

OIL & GAS EXTRACTION--1.70%
Evergreen Resources, Inc. +                               84,975    2,918,891               4,340             149,079
Oceaneering International,
Inc. +                                                    26,820      816,669
Patina Oil & Gas Corporation
Penn Virginia Corporation                                                                   3,100             187,860
Tom Brown, Inc. +                                                                           1,585              59,596

TOTAL OIL & GAS EXTRACTION                                          3,735,560                                 396,535
                                                                --------------                   ---------------------

PRINTING, PUBLISHING &
ALLIED INDUSTRIES--0.47%
Harte-Hanks Incorporated

TOTAL PRINTING, PUBLISHING &
ALLIED INDUSTRIES                                                           0                                       0
                                                                --------------                   ---------------------

RAILROAD
TRANSPORTATION--0.65%
Genesee & Wyoming
Incorporated+

TOTAL RAILROAD TRANSPORTATION                                               0                                       0
                                                                --------------                   ---------------------

SECURITY & COMMODITY
BROKERS, DEALERS, EXCHANGES
& SERVICES--2.29%
Instinet Group Incorporated+
Jefferies Group Incorporated
Knight Trading Group
Incorporated+

TOTAL SECURITY & COMMODITY
BROKERS, DEALERS, EXCHANGES
& SERVICES                                                                  0                                       0
                                                                --------------                   ---------------------

TRANSPORTATION
SERVICES--2.85%
C.H. Robinson Worldwide, Inc.                             36,975    1,534,463
J.B. Hunt Transport
Services, Inc.                                           104,660    2,948,272               3,350              94,370
JLG Industries, Inc.                                      98,065    1,402,330               2,625              79,800
Knight Transportation, Inc.
A315                                                      60,115    1,441,558
Pacer International
Incorporated+

TOTAL TRANSPORTATION SERVICES                                       7,326,623                                 174,170
                                                                --------------                   ---------------------

WHOLESALE TRADE NON-DURABLE
GOODS--0.34%
Priority Healthcare
Corporation Class B+

TOTAL WHOLESALE TRADE
NON-DURABLE GOODS                                                           0                                       0
                                                                --------------                   ---------------------

WHOLESALE TRADE-DURABLE
GOODS--2.07%
Hughes Supply Incorporated
Insight Enterprises
Incorporated+
PSS World Medical
Incorporated+
Tractor Supply Company +                                                                    3,850             149,072

TOTAL WHOLESALE
TRADE-DURABLE GOODS                                                         0                                 149,072
                                                                --------------                   ---------------------

TOTAL COMMON STOCK (COST
$304,262,543)                                                      92,919,534                               5,633,545
                                                                --------------                   ---------------------

COLLATERAL FOR SECURITIES
LENDING--22.19%
Collateral for Security
Lending

TOTAL COLLATERAL FOR
SECURITIES LENDING (COST
$82,682,568)                                                                0                                       0
                                                                --------------                   ---------------------

WARRANTS--0.0%
Imperial Credit Industry +
(a)
Timco Aviation Services
Incorporated &&&(a)

TOTAL WARRANTS (COST $0)                                                    0                                       0
                                                                --------------                   ---------------------

CORPORATE BONDS & NOTES--0.0%
Wholesale Trade-Durable
Goods--0.0%
Timco Aviation Services            8.000 1/02/2007
Incorporated

TOTAL WHOLESALE
TRADE-DURABLE GOODS                                                         0                                       0
                                                                --------------                   ---------------------

TOTAL CORPORATE BONDS &
NOTES (COST $0)                                                             0                                       0
                                                                --------------                   ---------------------

SHORT-TERM INVESTMENTS--1.18%
MUTUAL FUND--1.10%
Wells Fargo Money Market
Trust~

TOTAL MUTUAL FUND                                                           0                                       0
                                                                --------------                   ---------------------

REPURCHASE AGREEMENTS - 0.08%
State Street Bank (Dated
3/31/04), 0.75%, Due 4/01/04
(Repurchase proceeds
$90,402); Collateralized by:
United States Government &
Agency Issues                       0.75 04/01/2004       90,400       90,400             200,300             200,300

TOTAL REPURCHASE AGREMMENTS                                            90,400                                 200,300
                                                               -
                                                                --------------                   ---------------------

TOTAL SHORT-TERM INVESTMENTS
(COST $4,389,321)                                                      90,400                                 200,300
                                                                --------------                   ---------------------

TOTAL INVESTMENTS IN
SECURITIES (COST
$391,334,432) --122.35%                                            93,009,934                               5,833,845
                                                                --------------                   ---------------------

OTHER ASSETS AND
LIABILITIES, NET--(22.35)%                                            259,617                               (112,830)
                                                                --------------                   ---------------------

TOTAL NET ASSETS--100.00%                                          93,269,551                               5,721,015
                                                                --------------                   ---------------------


FOOTNOTE LEGEND
+ Non-income earning securities.

PRO FORMA SCHEDULE OF INVESTMENTS (continued)
MARCH 31, 2004
(UNAUDITED)


                                                  WF SMALL CAP GROWTH FUND     WF MONTGOMERY SMALL CAP FUND      PRO FORMA COMBINED
                                               ------------------------------ ------------------------------------------------------
                                                  SHARES OR                     SHARES OR                   SHARES OR
                       INTEREST    MATURITY       PRINCIPAL                     PRINCIPAL                    PRINCIPAL
                          RATE       DATE          AMOUNT          VALUE         AMOUNT        VALUE          AMOUNT         VALUE
                       ----------------------- ------------------------------ ---------------------------   ------------------------
COMMON STOCK--98.98%
AMUSEMENT & RECREATION
SERVICES--1.45%
Multimedia Games
Incorporated+                                         81,100      2,006,414      51,100     1,264,214       132,200       3,270,628
WMS Industries
Incorporated+                                         41,700      1,292,700      27,400       849,400        69,100       2,142,100

TOTAL AMUSEMENT &
RECREATION SERVICES                                               3,299,114                 2,113,614                     5,412,728
                                                            ----------------           ---------------             -----------------

APPAREL & ACCESSORY
STORES--0.54%
Too Incorporated+                                     58,800      1,231,860      37,700       789,815        96,500       2,021,675

TOTAL APPAREL &
ACCESSORY STORES                                                  1,231,860                   789,815                     2,021,675
                                                            ----------------           ---------------             -----------------

AUTOMOTIVE DEALERS &
GASOLINE SERVICE
STATIONS--0.65%
CSK Auto Corporation+                                 73,531      1,331,646      59,900     1,084,789       133,431       2,416,435

TOTAL AUTOMOTIVE
DEALERS & GASOLINE
SERVICE STATIONS                                                  1,331,646                 1,084,789                     2,416,435
                                                            ----------------           ---------------             -----------------

BUILDING
CONSTRUCTION-GENERAL
CONTRACTORS &
OPERATIVE
BUILDERS--0.00%
Levitt Corporation FL
Class A+                                                  43          1,054                                      43           1,054

TOTAL BUILDING
CONSTRUCTION-GENERAL
CONTRACTORS &
OPERATIVE BUILDERS                                                    1,054                         0                         1,054
                                                            ----------------           ---------------             -----------------

BUILDING -
RESIDENT/COMMERCIAL
0.02%
Meritage Corporation +                                                                                        1,200          89,100

TOTAL BUILDING -
RESIDENTIAL/COMMERCIAL                                                    0                         0                        89,100
                                                            ----------------           ---------------             -----------------

BUSINESS
SERVICES--27.67%
Activision
Incorporated+                                         47,184        746,451      30,259       478,697        77,443       1,225,148
Administaff
Incorporated+                                        129,200      2,251,956      81,400     1,418,802       210,600       3,670,758
Akamai Technologies
Incorporated+                                         73,100        960,534      45,200       593,928       189,430       2,489,110
Alliance Data Systems
Corporation+                                         179,600      6,025,580     110,632     3,711,703       290,232       9,737,283
Anteon International
Corporation+                                          40,500      1,170,045      25,100       725,139        65,600       1,895,184
Aquantive Incorporated+                              174,400      1,674,240     110,000     1,056,000       401,980       3,859,008
Arbitron Incorporated+                                41,341      1,664,389      26,542     1,068,581        67,883       2,732,970
Ascential Software
Corporation+                                          97,500      2,137,200      61,500     1,348,080       159,000       3,485,280
Ask Jeeves
Incorporated+                                         80,500      2,876,265      51,700     1,847,241       165,785       5,923,498
Autobytel Incorporated+                              174,525      2,303,730      77,641     1,024,861       252,166       3,328,591
Blue Coat Systems,
Inc. +                                                                                                       19,910       1,066,777
Chordiant Software
Incorporated+                                        182,300        955,252     115,700       606,268       298,000       1,561,520
CNET Networks
Incorporated+                                        193,408      1,997,905     124,193     1,282,914       317,601       3,280,819
Cognizant Technology
Solutions Corporation +                                                                                      32,880       1,487,820
Digital Insight
Corporation+                                         118,500      2,455,320      73,500     1,522,920       192,000       3,978,240
EPIX Medical, Inc. +                                                                                          4,470          92,753
eResearch Technology,
Inc. +                                                                                                       97,847       2,744,608
Getty Images, Inc. +                                                                                         19,340       1,043,973
GTECH Holdings
Corporation                                           58,356      3,451,174      37,036     2,190,309        95,392       5,641,483
Hyperion Solutions
Corporation+                                          46,700      1,935,715      29,400     1,218,630        76,100       3,154,345
iPass, Inc. +                                                                                               132,540       1,448,662
iPayment, Inc. +                                                                                             32,520       1,081,615
iVillage Incorporated+                               180,200      1,239,776     114,500       787,760       294,700       2,027,536
MTC Technologies, Inc.
+                                                                                                            41,025       1,030,138
Magma Design
Automation +                                                                                                 92,170       1,927,275
Manhattan Associates
Incorporated+                                         55,900      1,554,020      35,300       981,340        91,200       2,535,360
Netflix, Inc. +                                                                                              45,480       1,551,778
Open Solutions
Incorporated+                                         60,400      1,333,632      38,100       841,248        98,500       2,174,880
Packeteer, Inc. +                                                                                             6,155          81,246
Quest Software
Incorporated+                                        100,517      1,643,453      62,816     1,027,042       163,333       2,670,495
Safenet Incorporated+                                 52,822      1,982,938      33,615     1,261,907        86,437       3,244,845
Sonic Solutions +                                                                                            59,020       1,119,019
Supportsoft
Incorporated+                                        185,400      2,041,254     117,000     1,288,170       302,400       3,329,424
Tibco Software
Incorporated+                                        173,200      1,415,044     110,400       901,968       283,600       2,317,012
TNS Incorporated+                                     43,030        824,024      27,494       526,510        70,524       1,350,534
Transaction Systems
Architects
Incorporated Class A+                                106,902      2,473,712      68,440     1,583,702       175,342       4,057,414
United Online
Incorporated+                                        252,750      4,210,815     160,900     2,680,594       528,645       8,807,226

TOTAL BUSINESS SERVICES                                          51,324,424                31,974,314                   103,153,627
                                                            ----------------           ---------------             -----------------

CHEMICALS & ALLIED
PRODUCTS--10.60%
American
Pharmaceutical
Partners, Inc. +                                                                                             80,087       3,759,284
Andrx Corporation+                                   151,924      4,132,333      97,500     2,652,000       289,209       7,866,485
Angiotech
Pharmaceuticals
Incorporated+                                         66,800      1,630,588      42,500     1,037,425       109,300       2,668,013
Dendreon Corporation+                                 76,500      1,017,450      49,100       653,030       125,600       1,670,480
Inspire
Pharmaceuticals
Incorporated+                                        121,844      1,569,350      78,235     1,007,667       200,079       2,577,017
Martek Biosciences
Corporation +                                                                                                24,010       1,368,570
Medicines Company+                                    66,400      2,138,744      41,900     1,349,599       108,300       3,488,343
Nektar Therapeutics+                                  48,000      1,035,840      30,800       664,664        78,800       1,700,504
Neurocrine Biosciences
Incorporated+                                         45,200      2,671,320      28,600     1,690,260        73,800       4,361,580
NPS Pharmaceuticals
Incorporated                                                                     31,700       905,035        31,700         905,035
Pharmaceutical
Resources Incorporated+                               72,800      4,139,408      45,727     2,600,037       118,527       6,739,445
Pozen, Inc. +                                                                                                67,310         930,225
Salix Pharmaceuticals,
Ltd. +                                                                                                        4,955         143,794
Vicuron
Pharmaceuticals
Incorporated+                                         35,833        815,201      21,967       499,749        57,800       1,314,950

TOTAL CHEMICALS &
ALLIED PRODUCTS                                                  19,150,234                13,059,466                    39,493,725
                                                            ----------------           ---------------             -----------------

COMMUNICATIONS--6.29%
@Road, Inc. +                                                                                                72,775         892,949
Alamosa Holdings, Inc.
+                                                                                                           228,290       1,333,214
Cumulus Media
Incorporated Class A+                                107,911      2,157,141      67,870     1,356,721       175,781       3,513,862
Global Payments
Incorporated                                          12,800        577,024       8,100       365,148        20,900         942,172
LCC International,
Inc. Class A +                                                                                              200,375       1,202,250
Nextel Communications,
Inc. Class A +                                                                                                3,240          80,125
Nextel Partners
Incorporated Class A+                                157,127      1,989,228     100,062     1,266,785       339,444       4,297,361
NII Holdings
Incorporated Class B+                                109,140      3,823,174      68,820     2,410,765       177,960       6,233,939
Radio One Incorporated
Class D+                                             162,700      3,009,950     103,800     1,920,300       266,500       4,930,250

TOTAL COMMUNICATIONS                                             11,556,517                 7,319,719                    23,426,122
                                                            ----------------           ---------------             -----------------

CONSTRUCTION SPECIAL
TRADE
CONTRACTORS--0.45%
Dycom Industries
Incorporated+                                         38,600      1,023,672      24,800       657,696        63,400       1,681,368

TOTAL CONSTRUCTION
SPECIAL TRADE
CONTRACTORS                                                       1,023,672                   657,696                     1,681,368
                                                            ----------------           ---------------             -----------------

DEPOSITORY
INSTITUTIONS--1.00%
Investors Financial
Services Corporation                                                                                         65,625       2,711,625
Ocwen Financial
Corporation+                                          64,900        627,583      40,800       394,536       105,700       1,022,119

TOTAL DEPOSITORY
INSTITUTIONS                                                        627,583                   394,536                     3,733,744
                                                            ----------------           ---------------             -----------------

EDUCATIONAL
SERVICES--4.89%
Career Education
Corporation +                                                                                                45,897       2,599,605
Corinthian Colleges
Incorporated+                                         44,000      1,454,640      55,600     1,838,136       211,360       6,987,561
Learning Tree
International
Incorporated+                                         48,000        762,720      27,400       435,386        75,400       1,198,106
Sylvan Learning
Systems Incorporated+                                102,600      3,602,286      47,600     1,671,236       150,200       5,273,522
University of Phoenix
Online +                                                                                                     24,635       2,143,737

TOTAL EDUCATIONAL
SERVICES                                                          5,819,646                 3,944,758                    18,202,531
                                                            ----------------           ---------------             -----------------

ELECTRONIC & OTHER
ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT
COMPUTER
EQUIPMENT--10.53%
Artisan Components
Incorporated+                                        129,373      2,883,724      75,268     1,677,724       204,641       4,561,448
Cognex Corporation                                                                                            1,975          65,669
Conexant Systems
Incorporated+                                        156,200        962,192      98,200       604,912       254,400       1,567,104
Cree, Inc. +                                                                                                 87,965       1,961,620
Cymer, Inc. +                                                                                                 1,675          64,672
DSP Group, Inc. +                                                                                            56,800       1,461,464
ESS Technology, Inc. +                                                                                        6,805          99,761
Graftech International
Limited+                                             132,500      1,980,875      84,000     1,255,800       216,500       3,236,675
Integrated Circuit
Systems Incorporated+                                 78,172      1,956,645      48,343     1,210,025       126,515       3,166,670
Integrated Device
Technology
Incorporated+                                        149,079      2,236,185      95,492     1,432,380       244,571       3,668,565
Integrated Silicon
Solution, Inc. +                                                                                             70,690       1,254,041
Lexar Media, Inc. +                                                                                         142,445       2,358,890
NMS Communications
Corporation+                                          67,700        484,732      43,400       310,744       111,100         795,476
OmniVision
Technologies, Inc. +                                                                                         94,575       2,582,843
Rudolph Technologies,
Inc. +                                                                                                       55,060       1,031,273
SanDisk Corporation +                                                                                        61,915       1,756,529
Silicon Laboratories,
Inc. +                                                                                                       51,035       2,698,731
Trident Microsystems,
Inc. +                                                                                                      190,639       3,040,692
TTM Technologies, Inc.
+                                                                                                             3,900          48,048
Universal Display
Corporation+                                          63,900        819,837      41,500       532,445       105,400       1,352,282
Varian Semiconductor
Equipment Associates
Incorporated+                                         35,711      1,499,862      22,521       945,882        58,232       2,445,744

TOTAL ELECTRONIC &
OTHER ELECTRICAL
EQUIPMENT &
COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                               12,824,052                 7,969,912                    39,218,197
                                                            ----------------           ---------------             -----------------

ENGINEERING,
ACCOUNTING, RESEARCH
MANAGEMENT & RELATED
SERVICES--5.23%
CDI Corporation                                        7,401        238,904       4,791       154,653        12,192         393,557
Ciphergen Biosystems,
Inc. +                                                                                                        7,530          62,725
Corporate Executive
Board Company                                         16,200        761,400      10,300       484,100        45,835       2,154,245
CoStar Group, Inc. +                                                                                         26,280         969,469
Kroll Incorporated+                                  184,015      4,940,803     116,643     3,131,865       300,658       8,072,668
LECG Corporation+                                     43,702        850,004      27,007       525,286        70,709       1,375,290
Navigant Consulting
Incorporated+                                        105,101      2,126,193      67,417     1,363,846       172,518       3,490,039
Resources Connection
Incorporated+                                         41,207      1,818,012      26,436     1,166,330        67,643       2,984,342

TOTAL ENGINEERING,
ACCOUNTING, RESEARCH
MANAGEMENT & RELATED
SERVICES                                                         10,735,316                 6,826,080                    19,502,335
                                                            ----------------           ---------------             -----------------

FABRICATED METAL
PRODUCTS, EXCEPT
MACHINERY &
TRANSPORTATION
EQUIPMENT--0.67%
Crane Company                                         46,500      1,534,500      29,600       976,800        76,100       2,511,300

TOTAL FABRICATED METAL
PRODUCTS, EXCEPT
MACHINERY &
TRANSPORTATION
EQUIPMENT                                                         1,534,500                   976,800                     2,511,300
                                                            ----------------           ---------------             -----------------

FURNITURE &
FIXTURES--0.57%
Herman Miller
Incorporated                                          48,400      1,288,892      31,100       828,193        79,500       2,117,085

TOTAL FURNITURE &
FIXTURES                                                          1,288,892                   828,193                     2,117,085
                                                            ----------------           ---------------             -----------------

HEALTH SERVICES--2.70%
American Healthways,
Inc. +                                                                                                      102,340       2,499,142
AmSurg Corporation +                                                                                         42,712         969,990
Covance Incorporated+                                 56,500      1,945,860      36,000     1,239,840        92,500       3,185,700
LCA-Vision, Inc. +                                                                                            2,280          53,512
Select Medical
Corporation                                           85,200      1,422,840      54,500       910,150       139,700       2,332,990
VistaCare, Inc. Class
A +                                                                                                          37,390       1,010,278

TOTAL HEALTH SERVICES                                             3,368,700                 2,149,990                    10,051,612
                                                            ----------------           ---------------             -----------------

HOLDING & OTHER
INVESTMENT
OFFICES--0.53%
Affiliated Managers
Group Incorporated+                                   22,050      1,203,489      13,950       761,391        36,000       1,964,880

TOTAL HOLDING & OTHER
INVESTMENT OFFICES                                                1,203,489                   761,391                     1,964,880
                                                            ----------------           ---------------             -----------------

HOTELS, ROOMING
HOUSES, CAMPS & OTHER
LODGE PLACES--1.50%
Boyd Gaming Corporation                               29,600        677,544      18,700       428,043        48,300       1,105,587
Station Casinos
Incorporated                                          61,617      2,721,623      40,100     1,771,217       101,717       4,492,840

TOTAL HOTELS, ROOMING
HOUSES, CAMPS & OTHER
LODGE PLACES                                                      3,399,167                 2,199,260                     5,598,427
                                                            ----------------           ---------------             -----------------

INDUSTRIAL &
COMMERCIAL MACHINERY &
COMPUTER
EQUIPMENT--1.46%
Actuant Corporation
Class A+                                              29,100      1,141,593      18,600       729,678        47,700       1,871,271
Gardner Denver
Incorporated+                                         44,500      1,205,060      29,200       790,736        73,700       1,995,796
Joy Global, Inc.                                                                                             55,685       1,563,077

TOTAL INDUSTRIAL &
COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT                                                2,346,653                 1,520,414                     5,430,144
                                                            ----------------           ---------------             -----------------

INSURANCE
CARRIERS--1.50%
Centene Corporation+                                  55,513      1,698,142      34,984     1,070,160        90,497       2,768,302
ProAssurance
Corporation +                                                                                                27,235         953,225
Scottish Re Group
Limited                                               48,367      1,169,998      29,378       710,654        77,745       1,880,652

TOTAL INSURANCE
CARRIERS                                                          2,868,140                 1,780,814                     5,602,179
                                                            ----------------           ---------------             -----------------

LEISURE -
GAMING/EQUIPMENT 0.33%
Shuffle Master, Inc. +                                                                                       26,070       1,211,994

TOTAL LEISURE -
GAMING/EQUIPMENT                                                          0                         0                     1,211,994
                                             -             -                          -                           -
                                                            ----------------           ---------------             -----------------

MEASURING, ANALYZING &
CONTROLLING
INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS--1.95%
Advanced
Neuromodulation
Systems, Inc. +                                                                                              24,365         879,333
Align Technology, Inc.
+                                                                                                            48,050         913,431
I-Flow Corporation +                                                                                          4,110          57,869
PerkinElmer
Incorporated                                         162,000      3,351,780      99,500     2,058,655       261,500       5,410,435

TOTAL MEASURING,
ANALYZING &
CONTROLLING
INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL
& OPTICAL GOODS                                                   3,351,780                 2,058,655                     7,261,068
                                                            ----------------           ---------------             -----------------

MISCELLANEOUS
RETAIL--5.13%
Chicago Pizza &
Brewery, Inc. +                                                                                               5,800          75,806
Chicos FAS, Inc. +                                                                                           36,894       1,669,588
Dick's Sporting Goods,
Inc. +                                                                                                       17,095         993,903
Fred's, Inc.                                                                                                 44,870       1,088,995
Hibbett Sporting
Goods, Inc. +                                                                                                 1,535          58,545
Hot Topic, Inc. +                                                                                            79,092       2,086,842
Marvel Enterprises
Incorporated+                                        244,151      4,685,248     153,921     2,953,744       398,072       7,638,992
P.F. Chang's China
Bistro, Inc. +                                                                                               44,745       2,251,121
Select Comfort
Corporation +                                                                                                32,780         904,400
Sharper Image
Corporation +                                                                                                34,805       1,133,947
Urban Outfitters, Inc.
+                                                                                                            24,975       1,200,298

TOTAL MISCELLANEOUS
RETAIL                                                            4,685,248                 2,953,744                    19,102,437
                                                            ----------------           ---------------             -----------------

MOTION PICTURES--0.58%
Macrovision
Corporation+                                          71,000      1,326,280      45,100       842,468       116,100       2,168,748

TOTAL MOTION PICTURES                                             1,326,280                   842,468                     2,168,748
                                                            ----------------           ---------------             -----------------

MOTOR FREIGHT
TRANSPORTATION &
WAREHOUSING--1.16%
Sirva Incorporated+                                  109,398      2,638,680      69,359     1,672,939       178,757       4,311,619

TOTAL MOTOR FREIGHT
TRANSPORTATION &
WAREHOUSING                                                       2,638,680                 1,672,939                     4,311,619
                                                            ----------------           ---------------             -----------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--1.21%
WFS Financial, Inc. +                                                                                        46,995       1,902,999
Westcorp                                              36,800      1,621,776      22,200       978,354        59,000       2,600,130

TOTAL NON-DEPOSITORY
CREDIT INSTITUTIONS                                               1,621,776                   978,354                     4,503,129
                                                            ----------------           ---------------             -----------------

OIL & GAS
EXTRACTION--1.70%
Evergreen Resources,
Inc. +                                                                                                       89,315       3,067,970
Oceaneering
International, Inc. +                                                                                        26,820         816,669
Patina Oil & Gas
Corporation                                           51,200      1,344,000      32,166       844,358        83,366       2,188,358
Penn Virginia
Corporation                                                                                                   3,100         187,860
Tom Brown, Inc. +                                                                                             1,585          59,596

TOTAL OIL & GAS
EXTRACTION                                                        1,344,000                   844,358                     6,320,453
                                                            ----------------           ---------------             -----------------

PRINTING, PUBLISHING &
ALLIED
INDUSTRIES--0.47%
Harte-Hanks
Incorporated                                          45,900      1,074,978      28,200       660,444        74,100       1,735,422

TOTAL PRINTING,
PUBLISHING & ALLIED
INDUSTRIES                                                        1,074,978                   660,444                     1,735,422
                                                            ----------------           ---------------             -----------------

RAILROAD
TRANSPORTATION--0.65%
Genesee & Wyoming
Incorporated+                                         60,500      1,494,350      38,100       941,070        98,600       2,435,420

TOTAL RAILROAD
TRANSPORTATION                                                    1,494,350                   941,070                     2,435,420
                                                            ----------------           ---------------             -----------------

SECURITY & COMMODITY
BROKERS, DEALERS,
EXCHANGES &
SERVICES--2.29%
Instinet Group
Incorporated+                                        160,000      1,128,000     100,800       710,640       260,800       1,838,640
Jefferies Group
Incorporated                                          58,500      2,066,805      37,500     1,324,875        96,000       3,391,680
Knight Trading Group
Incorporated+                                        162,200      2,053,452      99,900     1,264,734       262,100       3,318,186

TOTAL SECURITY &
COMMODITY BROKERS,
DEALERS, EXCHANGES &
SERVICES                                                          5,248,257                 3,300,249                     8,548,506
                                                            ----------------           ---------------             -----------------

TRANSPORTATION
SERVICES--2.85%
C.H. Robinson
Worldwide, Inc.                                                                                              36,975       1,534,463
J.B. Hunt Transport
Services, Inc.                                                                                              108,010       3,042,642
JLG Industries, Inc.                                                                                        100,690       1,482,130
Knight Transportation,
Inc. A315                                                                                                    60,115       1,441,558
Pacer International
Incorporated+                                         84,662      1,865,950      56,340     1,241,734       141,002       3,107,684

TOTAL TRANSPORTATION
SERVICES                                                          1,865,950                 1,241,734                    10,608,477
                                                            ----------------           ---------------             -----------------

WHOLESALE TRADE
NON-DURABLE
GOODS--0.34%
Priority Healthcare
Corporation Class B+                                  35,961        765,610      23,100       491,799        59,061       1,257,409

TOTAL WHOLESALE TRADE
NON-DURABLE GOODS                                                   765,610                   491,799                     1,257,409
                                                            ----------------           ---------------             -----------------

WHOLESALE
TRADE-DURABLE
GOODS--2.07%
Hughes Supply
Incorporated                                          45,925      2,406,470      29,299     1,535,268        75,224       3,941,738
Insight Enterprises
Incorporated+                                         75,800      1,459,150      47,600       916,300       123,400       2,375,450
PSS World Medical
Incorporated+                                         68,200        763,158      43,700       489,003       111,900       1,252,161
Tractor Supply Company
+                                                                                                             3,850         149,072

TOTAL WHOLESALE
TRADE-DURABLE GOODS                                               4,628,778                 2,940,571                     7,718,421
                                                            ----------------           ---------------             -----------------

TOTAL COMMON STOCK
(COST $304,262,543)                                             164,980,346               105,277,946                   368,811,371
                                                            ----------------           ---------------             -----------------

COLLATERAL FOR
SECURITIES
LENDING--22.19%
Collateral for
Security Lending                                                 51,584,074                31,098,494                    82,682,568

TOTAL COLLATERAL FOR
SECURITIES LENDING
(COST $82,682,568)                                               51,584,074                31,098,494                    82,682,568
                                                            ----------------           ---------------             -----------------

WARRANTS--0.0%
Imperial Credit
Industry + (a)                                           108              0           0             0           108               0
Timco Aviation
Services Incorporated
&&&(a)                                                     0              0       2,851             0         2,851               0

TOTAL WARRANTS (COST
$0)                                                                       0                         0                             0
                                                            ----------------           ---------------             -----------------

CORPORATE BONDS &
NOTES--0.0%
Wholesale
Trade-Durable
Goods--0.0%
Timco Aviation                    1/02/2007
Services Incorporated        8.000                                                2,749           137         2,749             137

TOTAL WHOLESALE
TRADE-DURABLE GOODS                                                       0                       137                           137
                                                            ----------------           ---------------             -----------------

TOTAL CORPORATE BONDS
& NOTES (COST $0)                                                         0                       137                           137
                                                            ----------------           ---------------             -----------------

SHORT-TERM
INVESTMENTS--1.18%
MUTUAL FUND--1.10%
Wells Fargo Money
Market Trust~                                      1,754,234      1,754,234   2,344,387     2,344,387     4,098,621       4,098,621

TOTAL MUTUAL FUND                                                 1,754,234                 2,344,387                     4,098,621
                                                            ----------------           ---------------             -----------------

REPURCHASE AGREEMENTS
- 0.08%
State Street Bank
(Dated 3/31/04),
0.75%, Due 4/01/04
(Repurchase proceeds
$90,402);
Collateralized by:
United States
Government & Agency
Issues                       0.75 04/01/2004                                                                290,700         290,700

TOTAL REPURCHASE
AGREMMENTS                                                                0                         0                       290,700
                                                            ----------------           ---------------             -----------------

TOTAL SHORT-TERM
INVESTMENTS (COST
$4,389,321)                                                       1,754,234                 2,344,387                     4,389,321
                                                            ----------------           ---------------             -----------------

TOTAL INVESTMENTS IN
SECURITIES (COST
$391,334,432) --122.35%                                         218,318,654               138,720,964                   455,883,397
                                                            ----------------           ---------------             -----------------

OTHER ASSETS AND
LIABILITIES,
NET--(22.35)%                                                  (51,828,105)              (31,590,086)                  (83,271,404)
                                                            ----------------           ---------------             -----------------

TOTAL NET
ASSETS--100.00%                                                 166,490,549               107,130,878                   372,611,993
                                                            ----------------           ---------------             -----------------


FOOTNOTE LEGEND
+ Non-income earning securities.




STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2004 (Unaudited)


                                 TARGET FUND       TARGET FUND      TARGET FUND      ACQUIRING FUND
                             ------------------------------------------------------------------------
                               STRONG US       STRONG ADVISOR
                               EMERGING        US SMALL/MID CAP    WF SMALL CAP      WF MONTGOMERY       PRO FORMA         PRO FORMA
                               GROWTH FUND      GROWTH FUND         GROWTH FUND      SMALL CAP FUND     ADJUSTMENTS        COMBINED
                             -------------------------------------------------------------------------------------  ----------------
INVESTMENTS:
In securities, at market
value                              $93,009,934      $5,833,845      $164,980,346      $105,278,083                     $369,102,208
Collateral for securities
loaned                                                                51,584,074        31,098,494                       82,682,568
Investments in affiliates                                              1,754,234         2,344,387                        4,098,621
                             -------------------------------------------------------------------------------------  ----------------
TOTAL INVESTMENT AT MARKET
VALUE  (see cost below)             93,009,934       5,833,845       218,318,654       138,720,964              0       455,883,397
                             -------------------------------------------------------------------------------------  ----------------
Cash                                        86              82            50,000                                             50,168
Receivable for Fund shares
issued                                 744,848           9,696           526,989            12,407                        1,293,940
Receivable for investments
sold                                                   302,737         1,672,347         1,071,658                        3,046,742
Receivables for dividends
and interest                             5,313               4             2,478             1,975                            9,770
Prepaid expenses and other
assets                                  17,705          22,856                              18,891                           59,452
                             -------------------------------------------------------------------------------------  ----------------
TOTAL ASSETS                        93,777,886       6,169,220       220,570,468       139,825,895              0       460,343,469
                             -------------------------------------------------------------------------------------  ----------------

LIABILITIES
Payable for Fund shares
redeemed                               108,374           7,669            94,759                                            210,802
Payable for investments
purchased                              341,529         435,580         2,170,306         1,483,245                        4,430,660
Payable to investment
advisor and affiliates                                                   147,083            90,598                          237,681
Payable to the Trustees and
Distributor                                                119            55,013            22,680                           77,812
Payable for securities loaned                                         51,584,074        31,098,494                       82,682,568
Accrued expenses and other
liabilities                             58,432           4,837            28,684                                             91,953
TOTAL LIABILITIES                      508,335         448,205        54,079,919        32,695,017              0        87,731,476
                             -------------------------------------------------------------------------------------  ----------------
TOTAL NET ASSETS                   $93,269,551      $5,721,015      $166,490,549      $107,130,878             $0      $372,611,993
                             -------------------------------------------------------------------------------------  ----------------

NET ASSETS CONSIST OF:
Paid-in capital                   $121,879,128      $5,187,225      $444,123,848       $96,385,943                     $667,576,144
Undistributed net investment
income (loss)                      (1,712,585)        (90,520)         (997,734)         (538,835)                      (3,339,674)
Undistributed net realized
gain (loss) on investments        (55,546,987)       (227,272)     (297,748,705)       (2,650,478)                    (356,173,442)
Net unrealized appreciation
(depreciation) of
investments, foreign
currencies and translation
of assets and liabilities
denominated in foreign
currencies                          28,649,995         851,582        21,113,140        13,934,248                       64,548,965
                             -------------------------------------------------------------------------------------  ----------------
TOTAL NET ASSETS                   $93,269,551      $5,721,015      $166,490,549      $107,130,878             $0      $372,611,993
                             -------------------------------------------------------------------------------------  ----------------

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE PER
SHARE
Net assets - Class A                                $2,846,656       $70,189,249      $102,589,069                     $175,624,974
Shares outstanding - Class A                           256,402         4,314,804         8,726,195      1,641,206(2)     14,938,607
Net asset value per share -
Class A                                                 $11.10            $16.27            $11.76                           $11.76
Maximum offering price per
share - Class A                                         $11.78            $17.26            $12.48                         $12.48(1)
Net assets - Class B                                $1,336,101       $28,932,784          $598,235                      $30,867,120
Shares outstanding - Class B                           120,394         1,876,251            51,203        594,072(2)      2,641,920
Net asset value and offering
price per share - Class B                               $11.10            $15.42            $11.68                           $11.68
Net assets - Class C                                $1,538,258       $11,475,807          $211,602                      $13,225,667
Shares outstanding - Class C                           138,496           744,947            18,089        229,077(2)      1,130,609
Net asset value and offering
price per share - Class C                               $11.11            $15.40            $11.70                           $11.70
Net assets - Institutional
Class                                                                $55,892,709        $3,731,972                      $59,624,681
Shares outstanding -
Institutional class                                                    3,353,077           316,986      1,394,334(2)      5,064,397
Net asset value and offering
price per share -
Institutional Class                                                       $16.67            $11.77                           $11.77
Net assets - Investor Class        $93,269,551                                                      ($93,269,551)                $0
Shares outstanding -
Investor class                       6,208,602                                                        (6,208,602)(2)              0
Net asset value and offering
price per share - Investor
Class                                   $15.02                                                                                $0.00
Net assets - Class Z                                                                                  $93,269,551       $93,269,551
Shares outstanding - Class Z                                                                            6,208,602(2)      6,208,602
Net asset value and offering
price per share - Class Z                                                                                                    $15.02
                             -------------------------------------------------------------------------------------  ----------------
INVESTMENTS AT COST                $64,359,939      $4,982,263      $197,205,514      $124,786,716                     $391,334,432
                             -------------------------------------------------------------------------------------  ----------------
SECURITIES ON LOAN, AT                                               $48,926,605       $24,492,447                      $73,419,052
MARKET VALUE
                             -------------------------------------------------------------------------------------  ----------------


(1) Maximum offering price is calculated as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

(2) Share adjustments based on surviving Fund's NAV.




STATEMENT OF OPERATIONS
For the Twelve Months Ended March 31, 2004 (Unaudited)


                                  TARGET FUND   TARGET FUND    TARGET FUND  ACQUIRING FUND
                                ------------------------------------------------------------
INVESTMENT INCOME                                 STRONG
                                   STRONG US     ADVISOR US
                                   EMERGING     SMALL/MID CAP  WF SMALL CAP  WF MONTGOMERY                 PRO FORMA       PRO FORMA
                                  GROWTH FUND   GROWTH FUND    GROWTH FUND  SMALL CAP FUND    COMBINED    ADJUSTMENTS       COMBINED
                                ----------------------------------------------------------------------------------------------------
Dividends                             $32,801        $1,404       $405,669      $162,409     $602,283                      $602,283
Interest                               15,797           902        126,170        19,298      162,167                       162,167
Income from affiliated
securities                                  0             0         10,188         6,869       17,057                        17,057
Securities lending income                   0             0         65,635        33,239       98,874                        98,874
Expenses allocated from
affiliated Master Portfolios                0             0              0             0            0                             0
                                ----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                48,598         2,306        607,662       221,815      880,381            0          880,381
                                ----------------------------------------------------------------------------------------------------

EXPENSES
Advisory fees                         694,639        27,842      1,487,118       676,376    2,885,975      203,387 (1)    3,089,362
Administration fees
 Fund Level                                 0             0        479,878        96,846      576,724    (405,093) (1)      171,631
 Class A                                    0         5,480         91,231       132,515      229,226      200,364 (1)      429,590
 Class B                                    0         2,664         40,997           527       44,188       38,757 (1)       82,945
 Class C                                    0         2,984         15,240           187       18,411       12,672 (1)       31,083
 Class Z                                    0             0              0             0            0      416,440 (1)      416,440
 Institutional Class                        0             0         56,227         2,452       58,679      (2,108) (1)       56,571
 Investor Class                       277,855             0              0             0      277,855    (277,855) (1)            0
Transfer Agency Fees
 Class A                                    0         3,689              0             0        3,689      (3,689) (1)            0
 Class B                                    0         1,824              0             0        1,824      (1,824) (1)            0
 Class C                                    0         2,039              0             0        2,039      (2,039) (1)            0
 Class Z                                    0             0              0             0            0            0                0
 Institutional Class                        0             0              0             0            0            0                0
 Investor Class                             0             0              0             0            0            0                0
Custody fees                           12,808         3,983         33,047        14,806       64,644        4,008 (1)       68,652
Shareholder servicing fees                  0             0        330,568       163,921      494,489    (494,489) (1)            0
 Class A                                    0             0              0             0            0      383,562 (1)      383,562
 Class B                                    0             0              0             0            0       74,058 (1)       74,058
 Class C                                    0             0              0             0            0       27,753 (1)       27,753
 Class Z                                    0             0              0             0            0      231,355 (1)      231,355
 Institutional Class                        0             0              0             0            0      141,428 (1)      141,428
 Investor Class                             0             0              0             0            0            0                0
Accounting fees                             0             0         43,417        25,334       68,751      (5,106) (1)       63,645
Distribution fees
 Class A                                    0         4,567              0           350        4,917      (4,917) (1)            0
 Class B                                    0         8,882        213,699         1,595      224,176      (2,002) (1)      222,174
 Class C                                    0         9,957         75,060           577       85,594      (2,335) (1)       83,259
 Class Z                                    0             0              0                          0            0                0
 Institutional Class                        0             0              0                          0            0                0
 Investor Class                       444,836             0              0             0      444,836    (444,836) (1)            0
Audit fees                             11,674         8,871         26,413        18,667       65,625     (52,925) (1)       12,700
Legal fees                             11,391         2,461          8,967         2,886       25,705     (23,955) (1)        1,750
Registration fees                      23,428        35,097        115,079         8,350      181,954    (157,454) (1)       24,500
Shareholder reports                    60,942       (2,041)         90,547        15,113      164,561    (111,891) (1)       52,670
Transfer Agent Banking Charges          1,987             8              0             0        1,995      (1,995) (1)            0
Brokerage Fees                          2,860           210              0             0        3,070      (3,070) (1)            0
Interest Expense                            0             0              0             0            0            0                0
Trustees' fees                          1,937           844          4,163         5,521       12,465      (5,678) (1)        6,787
Other fees and expenses                 7,517           583         20,740         3,421       32,261     (26,876) (1)        5,385
                                ----------------------------------------------------------------------------------------------------
TOTAL EXPENSES                      1,551,874       119,944      3,132,391     1,169,444    5,973,653    (296,353)        5,677,300
                                ----------------------------------------------------------------------------------------------------
LESS:
Waived fees and reimbursed
expenses                             (31,031)      (25,713)      (584,191)     (129,322)    (770,257)      248,244 (1)    (522,013)
Direct Brokerage                     (23,003)       (6,096)              0             0     (29,099)       29,099 (1)            0
Earning Credits                         (751)          (16)              0             0        (767)          767 (1)            0
Net expenses                        1,497,089        88,119      2,548,200     1,040,122    5,173,530     (18,243) (1)    5,155,287
                                ----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      (1,448,491)      (85,813)    (1,940,538)     (818,307)  (4,293,149)       18,243      (4,274,906)
                                ----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
--------------------------------
NET REALIZED GAIN (LOSS) FROM:
Securities, foreign currencies
and foreign currency translation   14,396,462      (11,372)     55,626,035    21,671,497   91,682,622                    91,682,622
Futures transaction                         0             0              0             0            0                             0
Options, swap agreements and
short sale transactions                     0           (3)              0             0          (3)                           (3)
Securities transactions
allocated from Master Portfolios            0             0              0             0            0                             0
Futures transactions allocated
from Master Portfolios                      0             0              0             0            0                             0
                                ----------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM
INVESTMENTS                        14,396,462      (11,375)     55,626,035    21,671,497   91,682,619            0       91,682,619
                                ----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED                                                                                                          0
APPRECIATION (DEPRECIATION) OF:
Securities, foreign currencies
and foreign currency translation   21,609,533       830,043     26,825,018     9,302,868   58,567,462                    58,567,462
Forward foreign currency
contracts                                   0             0              0             0            0                             0
Options, swap agreements and
short sale transactions                     0             0              0             0            0                             0
Securities transactions
allocated from Master Portfolios            0             0              0             0            0                             0
Forwards, futures, options,
swaps and short sales allocated
from Master Portfolios                      0             0              0             0            0                             0
                                ----------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF
INVESTMENTS                        21,609,533       830,043     26,825,018     9,302,868   58,567,462            0       58,567,462
                                ----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED        36,005,995       818,668     82,451,053    30,974,365  150,250,081            0      150,250,081
GAIN (LOSS) ON INVESTMENTS
                                ----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET    $34,557,504      $732,855    $80,510,515   $30,156,058 $145,956,932      $18,243     $145,975,175
ASSETS RESULTING FROM OPERATIONS
                                ----------------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

PRO FORMA SCHEDULE OF INVESTMENTS
MAY 31, 2004 (UNAUDITED)


                                                                         STRONG ADVISOR BOND FUND    STRONG CORPORATE INCOME FUND
                                                                        ------------------------------------------------------------
                                      INTEREST RATE      MATURITY DATE   SHARES OR        VALUE       SHARES OR          VALUE
                                                                        PRINCIPAL AMOUNT              PRINCIPAL AMOUNT
                                      ------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--9.27%
ABN AMRO Mortgage Corporation
Variable Rate Pass-Thru Certificates,
Series 2002-1A, Class IIA-3                   5.35      06/25/2032       863,473         875,518
American Express Credit Account
Master Trust Series 2004-3 Class A            4.35      12/15/2011
Americredit Automobile Receivables
Trust Series 2002-C Class A4                  3.55      02/12/2009
Americredit Automobile Series 2003-DM
Class A4                                      2.84      08/06/2010
Bank of America Mortgage Securities,
Incorporated Variable Rate Pass-Thru
Certificates, Series 2002-E, Class A-1        6.62      06/20/2031       445,081         453,530
Capital Auto Receivables Asset Trust
Series 2004-1 Class A3                        2.00      11/15/2007
Capital One Auto Finance Trust Series
2003-B Class A4                               3.18      09/15/2010
Chase Funding Mortgage Loan
Asset-Backed Series 2003-5 Class 1A1+/-       1.22      04/25/2018
Chase Manhattan Auto Owner Trust
Series 2004-A Class A3                        2.08      05/15/2008
 Citibank Credit Card Issuance Trust
Notes Series 2001-A8, Class A8                4.10      12/07/2006     8,955,000       9,072,414
Citibank Credit Card Issuance Trust
Series 2000-A3 Class A3                       6.88      11/16/2009
Citibank Credit Card Issuance Trust
Series 2003-A10 Class A10                     4.75      12/10/2015     3,000,000       2,880,000
Citibank Credit Card Issuance Trust
Series 2003-A6 Class A6                       2.90      05/17/2010
Citibank Credit Card Issuance Trust
Series 2004-A1 Class A1                       2.55      01/20/2009
Connecticut RRB Special Purpose Trust
Cl&P Series 1 Class A5                        6.21      12/30/2011
Credit Suisse First Boston Mortgage
Securities Corporation Commercial
Mortgage Pass-Thru Certificates,
Series 1997-C2, Class A-2                     6.52      01/17/2035     2,280,084       2,357,930
Credit Suisse First Boston Mortgage
Securities Corporation Variable Rate
Mortgage Pass-Thru Certificates,
Series 2002-AR17, Class 2-A-1                 5.61      12/19/2039       248,491         250,230
CWMBS, Incorporated Variable Rate
Mortgage Pass-Thru Certificates,
Series 2001-HYB1, Class 2A1                   4.62      06/19/2031       361,643         369,328
Delta Air Lines Incorporated Series
2002-1                                        6.42      07/02/2012
Financial Asset Securities
Corporation Floating Rate Trust
Certificates, Series 2003-1A (b)              1.45      09/27/2033       859,515         859,515
First Franklin Mortgage Loan Trust
Variable Rate Asset-Backed
Certificates, Series 2002-FF1, Class
I-A-2 %%                                      1.39      06/25/2032     2,075,000       2,075,000
Ford Credit Auto Owner Trust Series
2002-D Class A2B+/-                           1.17      03/15/2005
Ford Credit Auto Owner Trust Series
2003-A Class A3A                              2.20      07/17/2006
Greenwich Capital Commercial Funding
Corporation Interest Only Variable
Rate Mortgage Pass-Thru Certificates,
Series 2002-C1, Class XPB (b)                 1.76      01/11/2035    24,000,000       1,458,750
Greenwich Capital Commercial Funding
Corporation Mortgage Pass-Thru
Certificates, Series 2004-GG1                 5.32      04/10/2014     3,440,000       3,388,938
Household Automotive Trust Series
2003-2 Class A4                               3.02      12/17/2010
John Deere Owner Trust Series 2004-A
Class A4                                      3.02      03/15/2011
JP Morgan Chase Commercial Mortgage
Securities Corporation Interest Only
Mortgage Pass-Thru Certificates,
Series 2001-CIB2, Class X2 (b)                1.00      04/15/2035    63,000,000       2,404,017
JP Morgan Chase Commercial Mortgage
Securities Corporation Variable Rate
Pass-Thru Certificates, Series
2004-C2, Class A3                             5.39      05/15/2041     2,360,000       2,345,746
Master Adjustable Rate Mortgages
Trust Pass-Thru Certificates, Series
2002-3, Class 4-A-1                           6.17      10/25/2032     1,132,332       1,153,934
MBNA Credit Card Master Note Trust
Series 2001-A1 Class A1                       5.75      10/15/2008
Metris Master Trust Floating Rate
Asset-Backed Securities, Series
1999-2, Class A,                              1.80      01/20/2010     2,265,000       2,265,734
Morgan Stanley Capital ABS I,
Incorporated Trust Variable Rate
Mortgage Pass-Thru Certificates,
Series 2003-HE1, Class A3                     1.41      05/25/2033     2,349,365       2,349,365
Mountain Capital CLO I, Ltd./Mountain
Capital CLO I Corporation Variable
Rate Notes, Series 1A, Class A-1 (b)          1.74      04/15/2011     4,246,801       4,252,773
National City Auto Receivables Trust
Series 2004-A Class A3                        2.11      07/15/2008
National City Credit Card Master
Trust Series 2000-1 Class A+/-                1.25      08/15/2007
Nomura Asset Acceptance Corporation
Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-AP1, Class
A1                                            1.30      03/25/2034     2,747,153       2,747,153
Providian Gateway Master Trust Series
2001-B Class A+++/-                           1.40      04/15/2009
Residential Accredit Loans,
Incorporated Mortgage-Backed
Pass-Thru Certificates, Series
2001-QS14, Class A6                           5.50      10/25/2031        63,006          63,005
Residential Asset Mortgage Products,
Incorporated Interest Only
Asset-Backed Pass-Thru Certificates,
Series 2002-RS7, Class A-IO,                  2.00      05/25/2005    16,129,730         201,138
Residential Asset Securities
Corporation Variable Rate Home Equity
Mortgage Asset-Backed Pass-Thru
Certificates, Series 2004-KS1, Class
AI1                                           1.45      09/25/2020     1,836,252       1,836,619
Structured Asset Securities
Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series
1998-2, Class A                               1.56      02/25/2028       516,297         516,619
Washington Mutual Mortgage Pass-Thru
Certificates Series 2002-AR4, Class
A-7                                           5.50      04/26/2032     1,081,582       1,091,767
Washington Mutual Mortgage Pass-Thru
Certificates Series 2002-AR7, Class
A-6                                           5.53      07/25/2032       547,655         553,422
World Omni Auto Receivables Trust
Series 2003-B Class A3                        2.20      01/15/2008

TOTAL ASSET-BACKED SECURITIES (COST
$85,379,589)                                                                          45,822,445                            0
                                                                                -----------------             ----------------

COLLATERALIZED MORTGAGE
OBLIGATIONS--2.99%
Banc of America Commercial Mortgage
Incorporated Series 2004-1 Class
XP(c)+/-                                      0.83      11/10/2039
Banc of America Commercial Mortgage
Incorporated Series 2004-2 Class
XP(c)+/-                                      1.16      11/10/2038
Bear Stearns Commercial Mortgage
Securities Series 2003-T10 Class
X2++(c)+/-                                    1.27      03/13/2040
Bear Stearns Commercial Mortgage
Securities Series 2003-T12 Class
X2++(c)+/-                                    0.80      08/13/2039
CS First Boston Mortgage Securities
Corporation Series 1998-C2 Class
AX(c)+/-                                      0.94      11/11/2030
CS First Boston Mortgage Securities
Corporation Series 2003-C3 Class
AX++(c)+/-                                    0.10      05/15/2038
First Union National Bank - Bank of
America Commercial Mortgage Trust
Interest Only Series 2001-C1 Class
IO2++(c)+/-                                   1.73      03/15/2011
GE Capital Mortgage Corporation
Series 2004-C1 Class X2++(c)+/-               1.20      11/10/2038
Global Signal Trust Series 2004-1
Class A++                                     3.71      01/15/2034
GMAC Commercial Mortgage Securities
Incorporated Interest Only Series
2002-C1 Class X1++(c)+/-                      0.52      11/15/2039
GMAC Commercial Mortgage Securities
Incorporated Series 1997-C1 Class A3          6.87      07/15/2029
Greenwich Capital Commercial Funding
Corporation Series 2004-GG1A Class
XP++(c)+/-                                    0.55      06/10/2036
Nomura Asset Securities Corporation
Series 1998-D6 Class A1B                      6.59      03/15/2030
Salomon Brothers Mortgage Securities
VII Series 2002 Key2 X1++(c)+/-               1.28      03/18/2036

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (COST $28,041,849)                                                                 0                            0
                                                                                -----------------             ----------------

CORPORATE BONDS & NOTES--37.76%
AMUSEMENT & RECREATION SERVICES--0.04%
International Game Technology                 8.38      05/15/2009

TOTAL AMUSEMENT & RECREATION SERVICES                                                          0                            0
                                                                                -----------------             ----------------

APPAREL & ACCESSORY STORES--0.06%
Kohls Corporation                             6.00      01/15/2033

TOTAL APPAREL & ACCESSORY STORES                                                               0                            0
                                                                                -----------------             ----------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS--0.06%
MDC Holdings Incorporated                     5.50      05/15/2013

TOTAL BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS                                                               0                            0
                                                                                -----------------             ----------------

BUSINESS SERVICES--0.43%
Household Finance Corporation                 5.88      02/01/2009     1,965,000       2,076,797

TOTAL BUSINESS SERVICES                                                                2,076,797                            0
                                                                                -----------------             ----------------

CHEMICALS & ALLIED PRODUCTS--0.30%
Dow Chemical Company                          6.00      10/01/2012
E.I. Du Pont de Nemours                       4.13      04/30/2010
Wyeth                                         5.50      02/01/2014

TOTAL CHEMICALS & ALLIED PRODUCTS                                                              0                            0
                                                                                -----------------             ----------------

COMMUNICATIONS--6.31%
AT&T Corporation                              8.05      11/15/2011       750,000         809,952
AT&T Corporation Senior Notes                 8.05      11/15/2011                                      75,000         80,995
AT&T Wireless Services Incorporated           7.88      03/01/2011
AT&T Wireless Services Incorporated           8.75      03/01/2031     1,025,000       1,252,947
AT&T Wireless Services, Incorporated
Senior Notes                                  7.35      03/01/2006                                     150,000        161,012
Bellsouth Corporation                         6.00      10/15/2011
British Sky Broadcasting PLC                  8.20      07/15/2009
British Telecommunications plc                8.38      12/15/2010
Cingular Wireless LLC Senior Notes            6.50      12/15/2011                                     165,000        176,253
Citizens Communications Company
Senior Notes                                  8.50      05/15/2006     1,000,000       1,067,958
Citizens Communications Company
Senior Notes                                  7.63      08/15/2008                                      50,000         51,158
Clear Channel Communications
Incorporated                                  7.65      09/15/2010
Clear Channel Communications,
Incorporated Senior Notes                     4.63      01/15/2008                                     100,000        101,358
Clear Channel Communications,
Incorporated Senior Notes                     8.00      11/01/2008       325,000         370,268
Comcast Cable Communications Holdings
Incorporated                                  8.38      03/15/2013
Comcast Corporation Senior Notes              6.50      01/15/2015                                     200,000        208,070
Comcast Corporation Senior Notes              5.85      01/15/2010     1,570,000       1,638,451        90,000         93,924
Cox Communications Incorporated               4.63      06/01/2013
Cox Communications Incorporated               7.13      10/01/2012
Cox Communications, Incorporated Notes        7.75      08/15/2006                                     180,000        197,012
Cox Enterprises Incorporated++                8.00      02/15/2007
Deutsche Telekom International
Finance BV                                    8.75      06/15/2030
Deutsche Telekom International
Finance BV Yankee Notes                       3.88      07/22/2008                                      50,000         49,266
DirecTV Holding LLC/DirecTV
Financing, Incorporated Senior Notes          8.38      03/15/2013       650,000         721,500
France Telecom                                8.20      03/01/2006
France Telecom                                8.75      03/01/2011                                     175,000        203,113
France Telecom SA Yankee Notes               10.00      03/01/2031     1,700,000       2,144,370
Liberty Media Corporation                     5.70      05/15/2013
Liberty Media Corporation                     7.88      07/15/2009
Liberty Media Corporation Senior Notes        3.50      09/25/2006                                     150,000        149,945
Liberty Media Corporation+/-                  2.61      09/17/2006
News America Holdings                         9.25      02/01/2013
News America Holdings, Incorporated
Debentures                                    8.25      08/10/2018                                     170,000        202,459
PCCW-HKT Capital Number 2, Ltd.
Guaranteed Notes (b)                          6.00      07/15/2013       785,000         772,788        75,000         73,833
Readers Digest Association,
Incorporated Senior Notes (b)                 6.50      03/01/2011       750,000         742,500
Southwestern Bell Telephone Company           7.00      07/01/2015
Sprint Capital Corporation                    7.63      01/30/2011     1,485,000       1,718,154
Sprint Capital Corporation                    6.90      05/01/2019
Sprint Capital Corporation Notes              8.38      03/15/2012                                     100,000        115,458
Sprint Capital Corporation Notes              8.75      03/15/2032     1,500,000       1,772,666
Sprint Capital Corporation Notes              6.13      11/15/2008                                     140,000        147,664
Telecom Italia Capital++                      5.25      11/15/2013
Telecom Italia Capital++                      5.25      11/15/2013
Time Warner Companies Incorporated            6.63      05/15/2029
Time Warner Entertainment Company LP
Senior Notes                                  8.88      10/01/2012     1,000,000       1,205,845       225,000        271,315
Time Warner Incorporated                      6.88      05/01/2012
Verizon Communications Debentures             8.75      11/01/2021       570,000         685,466
Verizon Global Funding Corporation            7.75      12/01/2030
Verizon Global Funding Corporation
Notes                                         7.38      09/01/2012                                     280,000        316,373
Verizon New England Incorporated              6.50      09/15/2011
Verizon New York Incorporated Series A        6.88      04/01/2012
Verizon Virginia, Incorporated
Debentures, Series A                          4.63      03/15/2013       500,000         466,171
Verizon Wireless Capital LLC Notes            5.38      12/15/2006                                     100,000        104,866
Viacom, Incorporated Notes                    7.15      05/20/2005                                     300,000        313,928
Vivendi Universal SA Senior Yankee
Notes                                         6.25      07/15/2008       535,000         561,750
Vodafone Group plc                            7.75      02/15/2010
Vodafone Group PLC Yankee Notes               7.63      02/15/2005                                     175,000        181,981
Walt Disney Company                           7.00      03/01/2032

TOTAL COMMUNICATIONS                                                                  15,930,786                    3,199,983
                                                                                -----------------             ----------------

DEPOSITORY INSTITUTIONS--3.40%
Astoria Financial Corporation Notes           5.75      10/15/2012                                      50,000         49,891
Bank of America Corporation                   5.88      02/15/2009
Bank of America Corporation                   7.80      09/15/2016
Bank of America Corporation                   5.25      12/01/2015
Bank of America Corporation Senior
Notes                                         5.38      06/15/2014                                     200,000        194,714
Bank One Corporation                          7.75      07/15/2025
Bankamerica Corporation                       7.13      05/01/2006
Banknorth Group Incorporated                  3.75      05/01/2008
Barclays Bank plc                             7.40      12/15/2009
BNP Paribas Subordinated Notes                7.20      01/15/2007                                     350,000        381,773
Capital One Bank                              6.50      06/13/2013
Capital One Bank                              5.75      09/15/2010
Capital One Bank Notes                        4.88      08/15/2008                                     200,000        203,068
First Midwest Capital Trust I++               6.95      12/01/2033
First Tennessee National Corporation          4.50      05/15/2013
First Union Corporation Subordinated
Notes                                         7.80      09/15/2006                                     250,000        277,124
Fleetboston Financial Corporation             3.85      02/15/2008
Fleetboston Financial Corporation             7.25      09/15/2005
Golden West Financial Corporation             4.75      10/01/2012
Greenpoint Bank Series BKNT                   9.25      10/01/2010
Huntington National Bank Senior Notes         3.13      05/15/2008                                     150,000        143,879
Independence Community Bank
Corporation+/-                                3.50      06/20/2013
International Bank for Reconstruction
and Development Yankee Bonds                  4.38      09/28/2006                                      40,000         41,332
JP Morgan Chase & Company
Subordinated Notes                            6.75      08/15/2008                                     300,000        327,770
Keycorp                                       2.75      02/27/2007
KeyCorp Senior Notes, Tranch #85              4.63      05/16/2005                                     250,000        255,318
KeyCorp Senior Subordinated Notes             8.00      07/01/2004                                     100,000        100,508
Korea Development Bank Yankee Notes           5.75      09/10/2013                                     100,000        100,239
M&T Bank Corporation Floating Rate
Subordinated Notes                            3.85      04/01/2013                                     250,000        245,408
National City Bank Series BKNT                6.20      12/15/2011
National Westminster Bank plc                 7.38      10/01/2009
PNC Funding Corporation                       5.25      11/15/2015
PNC Funding Corporation Subordinated
Notes                                         6.88      07/15/2007                                     300,000        326,965
Popular North America Incorporated            4.25      04/01/2008
RBS Capital Trust+/-                          4.71      12/29/2049
Royal Bank of Scotland Group                  5.00      11/12/2013
Southtrust Corporation                        5.80      06/15/2014
Suntrust Banks, Inc. Notes                    5.05      07/01/2007                                     200,000        207,949
Unionbancal Corporation                       5.25      12/16/2013
US Bancorp Medium-Term Notes                  4.75      06/30/2005                                     125,000        128,324
US Bancorp Series MTNN                        3.95      08/23/2007
Wachovia Corporation                          3.63      02/17/2009
Washington Mutual Bank FA                     6.88      06/15/2011
Washington Mutual Inc. Senior Notes           5.63      01/15/2017                                     300,000        315,667
Wells Fargo & Company Senior Notes            5.25      12/01/2007                                     250,000        261,475
Wells Fargo & Company Subordinated
Notes                                         4.95      10/16/2013                                     100,000         96,376
Zions Bancorporation                          6.00      09/15/2015       775,000         779,334

TOTAL DEPOSITORY INSTITUTIONS                                                            779,334                    3,657,780
                                                                                -----------------             ----------------

ELECTRIC, GAS & SANITARY
SERVICES--2.01%
Alabama Power Capital Trust V+/-              5.50      10/01/2042
American Electric Power Series C              5.38      03/15/2010
Columbus Southern Power Company
Senior Notes                                  5.50      03/01/2013                                     100,000        100,611
Cons Edison Company of New York,
Incorporated Debentures                       3.85      06/15/2013                                     125,000        113,124
Constellation Energy Group
Incorporated                                  7.60      04/01/2032
Dominion Resources Incorporated
Series E                                      6.75      12/15/2032
Exelon Generation Company LLC Notes
(b)                                           5.35      01/15/2014       575,000         557,739       150,000        145,497
First Energy Corporation Series B             6.45      11/15/2011
Florida Power and Light Company First
Mortgage Bonds                                4.85      02/01/2013                                     100,000         98,398
FPL Group Capital, Incorporated
Guaranteed Debentures                         3.25      04/11/2006                                     200,000        201,341
NiSource Finance Corporation Notes            7.63      11/15/2005                                      50,000         53,426
NiSource Finance Corporation Senior
Notes                                         6.15      03/01/2013     1,280,000       1,321,292
Northern States Power Company First
Mortgage Bonds, Series B                      8.00      08/28/2012                                     150,000        178,177
Ohio Power Company Senior Notes               5.5       02/15/2013       940,000         948,973
Oncor Electric Delivery Company               6.38      05/01/2012
Oncor Electric Delivery Company               7.00      05/01/2032
Pacific Gas and Electric                      6.05      03/01/2034
Progress Energy Incorporated                  7.75      03/01/2031
Progress Energy Incorporated                  7.00      10/30/2031
PSEG Power LLC                                6.95      06/01/2012
Public Service Company of Colorado            7.88      10/01/2012       415,000         489,525        85,000        100,264
Public Service Electric & Gas Company
Notes                                         9.13      07/01/2005                                     400,000        427,463
Sempra Energy+/-                              1.74      05/21/2008
Sierra Pacific Power Company General
and Refunding Mortgage Notes, Series A        8         06/01/2008       700,000         745,500
Southern California Edison                    8.00      02/15/2007
Southwestern Electric Power Company
First Mortgage Bonds                          7.00      09/01/2007                                     150,000        164,059
TXU Energy Company LLC Senior Notes           6.13      03/15/2008                                     200,000        211,780
TXU Energy Company LLC Senior Notes           7         03/15/2013       790,000         861,812
Wisconsin Electric Power Company Notes        4.50      05/15/2013                                     100,000         94,833

TOTAL ELECTRIC, GAS & SANITARY
SERVICES                                                                               4,924,841                    1,888,973
                                                                                -----------------             ----------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--0.25%
Jabil Circuit, Incorporated Senior
Notes                                         5.88      07/15/2010     1,000,000       1,032,081
L-3 Communications Corporation Senior
Subordinated Notes                            7.63      06/15/2012       565,000         586,188
Wisconsin Energy Corporation                  5.50      12/01/2008

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                                                     1,618,269                            0
                                                                                -----------------             ----------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--0.06%
Science Applications International            5.50      07/01/2033

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED SERVICES                                                         0                            0
                                                                                -----------------             ----------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT--0.22%
Lockheed Martin Corporation                   8.50      12/01/2029

TOTAL FABRICATED METAL PRODUCTS,
EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT                                                                                      0                            0
                                                                                -----------------             ----------------

FINANCIAL SERVICES--4.20%
American General Finance Corporation
Notes, Series H                               4.50      01/15/2007                                     175,000        178,091
Associates Corporation NA Debentures          6.95      11/01/2018       800,000         882,426
CIT Group, Inc. Notes                         6.50      02/07/2006                                     100,000        105,897
CIT Group, Inc. Senior Notes                  2.88      09/29/2006                                     200,000        197,943
Citigroup Incorporated                        6.50      01/18/2011
Citigroup Incorporated                        6.63      06/15/2032
Citigroup Incorporated                        7.25      10/01/2010
Core Investment Grade Trust Pass-Thru
Certificates                                  4.73      11/30/2007                                     150,000        153,196
EOP Operating LP Notes                        6.75      02/15/2012     1,835,000       1,975,398
EOP Operating LP Notes, 6.625%, Due
2/15/05                                       6.63      02/15/2005                                     110,000        113,367
EOP Operating LP Notes, 6.75%, Due
2/15/12                                       6.75      02/15/2012                                     165,000        177,624
First Chicago NBD Capital I Floating
Rate Preferred Securities                     1.68      02/01/2027     1,000,000         961,873
Ford Motor Credit Company Notes               6.50      01/25/2007                                     300,000        314,846
Fund American Companies, Inc.
Guaranteed Senior Notes                       5.88      05/15/2013                                     100,000         99,663
General Electric Capital Corporation
Guaranteed Subordinated Notes                 7.88      12/01/2006     1,000,000       1,115,648
General Electric Capital Corporation
Note                                          5.88      02/15/2012                                     545,000        572,330
General Electric Capital Corporation
Note                                          4.63      09/15/2009                                     185,000        186,497
General Electric Capital Corporation
Series MTN                                    3.25      06/15/2009
General Motors Acceptance Corporation
Bonds                                         8.00      11/01/2031       725,000         735,041
General Motors Acceptance Corporation
Notes                                         6.88      08/28/2012                                     345,000        349,476
Household Finance Corporation Bonds           7.35      11/27/2032       500,000         564,379
Household Finance Corporation Notes           6.50      01/24/2006                                      90,000         95,398
Household Finance Corporation Notes           6.38      11/27/2012                                     275,000        291,609
International Finance Corporation
Notes                                         4.75      04/30/2007     7,970,000       8,288,832
International Lease Finance
Corporation Notes                             5.88      05/01/2013       915,000         936,580        50,000         51,179
MetLife, Incorporated Debentures              3.91      05/15/2005     1,400,000       1,424,465        75,000         76,311
Morgan Stanley Notes                          5.30      03/01/2013     1,265,000       1,241,007       150,000        147,155
Morgan Stanley Tracers (b)                    6.80      09/15/2012                                      84,000         91,082
National Rural Utilities Cooperative
Finance Corporation Collateral Trust
Notes                                         6.00      05/15/2006     3,095,000       3,274,061        50,000         52,893
Normandy Finance, Ltd. Yankee Notes
(b)                                           7.63      07/15/2008       800,000         886,328
Principal Life Global Funding I
Medium-Term Notes, Tranche #23 (b)            3.63      04/30/2008                                     250,000        248,191
Province of Quebec Notes                      5.00      07/17/2009     3,165,000       3,253,278       165,000        169,602
Regency Centers LP Notes, 7.95%, Due
1/15/11                                       7.95      01/15/2011                                     180,000        204,911
Simon Property Group LP Notes,
7.125%, Due 2/09/09                           7.13      02/09/2009                                     150,000        164,939
SLM Corporation Medium-Term Notes,
Tranche #13                                   3.63      03/17/2008                                     200,000        198,348
United Mexican States Yankee Notes            7.50      01/14/2012     1,125,000       1,219,500        50,000         54,200
US Bank National Association
Subordinated Notes                            6.30      02/01/2014     1,000,000       1,060,093       250,000        265,023

TOTAL FINANCIAL SERVICES                                                              27,818,909                    4,559,771
                                                                                -----------------             ----------------

FOOD & KINDRED PRODUCTS--0.66%
Bottling Group LLC                            4.63      11/15/2012                                     300,000        290,608
Cadbury Schweppes US Finance LLC++            3.88      10/01/2008
Cia Brasileira De Bebidas++                   8.75      09/15/2013
Conagra Incorporated                          7.00      10/01/2028
General Mills Incorporated                    5.13      02/15/2007
Kellogg Company Series B                      6.00      04/01/2006
Pepsi Bottling Group Incorporated
Series B                                      7.00      03/01/2029
Pepsiamericas Incorporated                    7.29      09/15/2026

TOTAL FOOD & KINDRED PRODUCTS                                                                  0                      290,608
                                                                                -----------------             ----------------

FOOD STORES--1.08%
Albertson's Incorporated                      7.45      08/01/2029
Conagra Foods, Incorporated Notes             6.75      09/15/2011     1,130,000       1,235,911
Conagra Foods, Incorporated Senior
Notes                                         9.88      11/15/2005                                     100,000        109,609
General Mills Corporation Notes               8.75      09/15/2004                                     175,000        178,338
Kraft Foods, Incorporated Notes               5.25      06/01/2007                                     125,000        129,982
Kraft Foods, Incorporated Notes               5.25      10/01/2013     2,020,000       1,958,315
Kraft Foods, Incorporated Notes               4.63      11/01/2006                                     100,000        102,779
Kroger Company                                5.50      02/01/2013
Kroger Company                                7.50      04/01/2031
Kroger Company Notes                          6.75      04/15/2012                                     100,000        108,397
Kroger Company Senior Bonds                   8.00      09/15/2029     1,565,000       1,816,342
Unilever Capital Corporation Notes            7.13      11/01/2010                                     265,000        299,499
Yum! Brands Incorporated                      7.70      07/01/2012       750,000         858,773

TOTAL FOOD STORES                                                                      5,869,341                      928,604
                                                                                -----------------             ----------------

FORESTRY--0.20%
Weyerhaeuser Company                          5.95      11/01/2008
Weyerhaeuser Company                          6.75      03/15/2012
Weyerhaeuser Company                          7.38      03/15/2032

TOTAL FORESTRY                                                                                 0                            0
                                                                                -----------------             ----------------

GENERAL MERCHANDISE STORES--0.21%
Federated Department Stores                   6.63      04/01/2011
May Department Stores Company                 8.00      07/15/2012
Wal-Mart Stores Incorporated                  7.55      02/15/2030

TOTAL GENERAL MERCHANDISE STORES                                                               0                            0
                                                                                -----------------             ----------------

HEALTH SERVICES--0.56%
Anthem Incorporated                           6.80      08/01/2012
Fresenius Medical Care Capital Trust
II Units                                      7.88      02/01/2008       700,000         745,500
HCA, Incorporated Notes                       8.75      09/01/2010       630,000         709,521
HCA Incorporated                              5.75      03/15/2014
Humana Incorporated                           6.30      08/01/2018
Medco Health Solutions Incorporated           7.25      08/15/2013
Unitedhealth Group Incorporated               4.88      04/01/2013

TOTAL HEALTH SERVICES                                                                  1,455,021                            0
                                                                                -----------------             ----------------

HOLDING & OTHER INVESTMENT
OFFICES--1.64%
 Credit Suisse First Boston USA,
Incorporated Notes                            4.63      01/15/2008                                     300,000        306,817
 Credit Suisse First Boston USA,
Incorporated Notes                            5.88      08/01/2006                                      50,000         52,816
 Goldman Sachs Group, Incorporated
Notes                                         7.63      08/17/2005                                     225,000        238,475
Bear Stearns Companies, Incorporated
Senior Notes                                  6.75      12/15/2007                                     250,000        271,752
Chrysler Financial Company LLC Series
EMTN+/-                                       1.32      04/27/2005
Citigroup, Incorporated Notes                 5.50      08/09/2006                                      90,000         94,506
Citigroup, Incorporated Subordinated
Notes                                         5.63      08/27/2012                                     240,000        245,853
Countrywide Home Loans, Incorporated
Medium-Term Notes, Series K                   3.50      12/19/2005                                     250,000        252,782
Credit Suisse First Boston USA,
Incorporated Notes                            6.50      01/15/2012                                     100,000        107,513
Goldman Sachs Group, Incorporated
Notes                                         4.13      01/15/2008                                     100,000        100,275
Goldman Sachs Group, Incorporated
Senior Notes                                  5.15      01/15/2014                                     100,000         95,892
Lehman Brothers Holdings,
Incorporated Notes,                           4.00      01/22/2008                                     250,000        249,569
Merrill Lynch & Company, Incorporated
Medium-Term Notes                             2.07      06/12/2006                                     100,000         99,132
Merrill Lynch & Company, Incorporated
Medium-Term Notes Tranche #312                4.00      11/15/2007                                     180,000        180,677
Morgan Stanley Notes                          5.80      04/01/2007                                     280,000        297,191
National Rural Utilities Cooperative
Finance Corporation Notes                     5.75      08/28/2009                                     350,000        369,982
Prudential Funding LLC Series MTN++           6.60      05/15/2008
TRAC-X NA Limited Series Ser2++               4.25      03/25/2009
UFJ Finance Aruba AEC                         6.75      07/15/2013                                     125,000        128,105

TOTAL HOLDING & OTHER INVESTMENT
OFFICES                                                                                        0                    3,091,337
                                                                                -----------------             ----------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--0.17%
Tyco International Group SA                   6.00      11/15/2013       835,000         847,290

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                                                           847,290                            0
                                                                                -----------------             ----------------

INDUSTRIAL --1.21%
Alcoa, Incorporated Notes                     7.25      08/01/2005                                     150,000        158,125
Anheuser Busch Companies,
Incorporated Notes                            5.38      09/15/2008                                     250,000        261,439
Cendant Corporation Senior Notes              6.25      01/15/2008                                     100,000        107,028
Chumash Casino & Resort Enterprise
Senior Notes (b)                              9.00      07/15/2010       600,000         654,000
DaimlerChrysler North America Holding
Corporation Notes                             7.75      01/18/2011                                     200,000        222,851
FedEx Corporation Notes (b)                   2.65      04/01/2007                                     100,000         97,185
FedEx Corporation Notes, (b)                  2.65      04/01/2007       985,000         957,274
General Dynamics Corporation Notes            3.00      05/15/2008                                     100,000         96,352
General Motors Corporation Notes              7.20      01/15/2011                                     330,000        343,227
Harrahs Operating, Incorporated
Senior Notes                                  7.13      06/01/2007                                     180,000        194,889
Hewlett Packard Company Notes                 6.50      07/01/2012                                     100,000        108,928
Hutchison Whampoa International, Ltd.
Guaranteed Yankee Notes (b)                   6.25      01/24/2014                                     230,000        221,057
Hutchison Whampoa International, Ltd.
Guaranteed Yankee Notes (b)                   6.25      01/24/2014     1,325,000       1,273,481
International Game Technology Senior
Notes                                         8.38      05/15/2009                                     100,000        115,701
International Paper Company Notes             5.85      10/30/2012                                     150,000        152,127
Kimberly-Clark Corporation Notes              4.50      07/30/2005                                     400,000        410,117
Mohegan Tribal Gaming Authority
Senior Subordinated Notes                     8.00      04/01/2012       900,000         960,750
Procter & Gamble Company Notes                6.88      09/15/2006                                     165,000        185,106
Republic Services, Incorporated Notes         7.13      05/15/2009                                     100,000        111,929
RR Donnelley & Sons Company Senior
Notes (b)                                     4.95      04/01/2014       720,000         687,258       110,000        104,998
Target Corporation Notes                      6.35      01/15/2011                                     165,000        180,079
The Gap, Incorporated Notes                   6.90      09/15/2007       650,000         706,063
UST, Incorporated Notes                       6.63      07/15/2012     1,155,000       1,240,234
UST, Incorporated Senior Notes                8.80      03/15/2005                                     410,000        429,590
Wal-Mart Stores, Incorporated Notes           4.13      02/15/2011       695,000         669,390
Wal-Mart Stores, Incorporated Senior
Notes                                         6.88      08/10/2009                                     330,000        369,261
Waste Management, Incorporated Senior
Notes                                         6.50      11/15/2008                                     150,000        162,255

TOTAL INDUSTRIAL                                                                       7,148,450                    4,032,244
                                                                                -----------------             ----------------

INSURANCE AGENTS, BROKERS &
SERVICE--0.30%
Aegon NV                                      4.75      06/01/2013
Allstate Corporation                          6.13      12/15/2032
PXRE Capital Trust I                          8.85      02/01/2027
Travelers Property and Casualty
Corporation Senior Notes                      5.00      03/15/2013                                     100,000         96,661
Travelers Property Casualty
Corporation                                   6.38      03/15/2033

TOTAL INSURANCE AGENTS, BROKERS &
SERVICE                                                                                        0                       96,661
                                                                                -----------------             ----------------

INSURANCE CARRIERS--1.00%
AMBAC Financial Group Incorporated            9.38      08/01/2011
American International Group Series
MTNF                                          2.85      12/01/2005
Assurant Incorporated++                       6.75      02/15/2034
Fidelity National Financial
Incorporated                                  5.25      03/15/2013
Hartford Financial Services Group             4.75      03/01/2014
John Hancock Financial Services
Incorporated                                  5.63      12/01/2008
MBIA Incorporated                             9.38      02/15/2011
MetLife Incorporated                          5.38      12/15/2012
Nationwide CSN Trust++                        9.88      02/15/2025
Odyssey Re Holdings                           7.65      11/01/2013
Principal Life Incorporated Funding           3.20      04/01/2009
Prudential Financial Incorporated
Series MTN                                    3.75      05/01/2008
Safeco Corporation                            4.88      02/01/2010
WR Berkley Corporation                        5.13      09/30/2010

TOTAL INSURANCE CARRIERS                                                                       0                            0
                                                                                -----------------             ----------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES--0.31%
General Electric Company                      5.00      02/01/2013
Tyco International Group SA                   6.38      10/15/2011

TOTAL MISCELLANEOUS MANUFACTURING
INDUSTRIES                                                                                     0                            0
                                                                                -----------------             ----------------

MOTION PICTURES--0.12%
Time Warner Entertainment Companies LP        8.38      07/15/2033

TOTAL MOTION PICTURES                                                                          0                            0
                                                                                -----------------             ----------------

NATIONAL SECURITY & INTERNATIONAL
AFFAIRS--0.16%
Goodrich Corporation                          7.63      12/15/2012       450,000         505,779

TOTAL NATIONAL SECURITY &
INTERNATIONAL AFFAIRS                                                                    505,779                            0
                                                                                -----------------             ----------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--4.94%
American Express Credit Corporation           3.00      05/16/2008
American General Finance Corporation
Series MTN                                    4.00      03/15/2011
American General Finance Corporation
Series MTNH                                   2.75      06/15/2008
Boeing Capital Corporation                    6.10      03/01/2011
CIT Group Incorporated Series MTN             4.75      12/15/2010
CIT Group Incorporated Series MTN+/-          1.25      04/19/2006
Citigroup Incorporated                        6.00      10/31/2033
Countrywide Home Loans Incorporated           3.25      05/21/2008
Ford Motor Credit Company                     7.38      02/01/2011                                     200,000        210,580
Ford Motor Credit Company                     7.00      10/01/2013     1,850,000       1,859,914
Ford Motor Credit Company                     7.38      10/28/2009
Ford Motor Credit Company+/-                  1.01      08/15/2048
Ford Motor Credit Company+/-                  3.05      10/25/2004
General Electric Capital Corporation          3.50      05/01/2008
General Electric Capital Corporation
Series MTNA                                   6.75      03/15/2032     4,755,000       5,082,391
General Motors Acceptance Corporation         6.75      01/15/2006
General Motors Acceptance Corporation         6.88      09/15/2011     2,460,000       2,509,808
Household Finance Corporation                 5.75      01/30/2007
Household Finance Corporation                 7.63      05/17/2032
Household Finance Corporation                 8.00      07/15/2010
International Lease Finance
Corporation                                   5.75      02/15/2007
John Deere Capital Corporation                7.00      03/15/2012
MBNA Corp Corporation Series MTN              5.63      11/30/2007                                      55,000         57,604
SLM Corporation Series MTN+/-                 1.39      07/25/2007
SLM Corporation Series MTNA                   5.00      10/01/2013

TOTAL NON-DEPOSITORY CREDIT
INSTITUTIONS                                                                           9,452,113                      268,184
                                                                                -----------------             ----------------

OIL & GAS EXTRACTION--0.74%
Anadarko Petroleum Corporation                7.20      03/15/2029
Burlington Resources Finance Company          7.40      12/01/2031
ChevronTexaco Capital Company Notes           3.50      09/17/2007                                     350,000        350,226
ConocoPhillips                                8.75      05/25/2010
Conocophillips                                5.90      10/15/2032
Encana Corporation                            4.75      10/15/2013
Nexen Incorporated                            7.88      03/15/2032
Nexen Incorporated                            5.05      11/20/2013
Occidental Petroleum Corporation              6.75      01/15/2012
Occidental Petroleum Corporation              8.45      02/15/2029
Occidental Petroleum Corporation
Senior Notes                                  6.50      04/01/2005                                     175,000        181,455
Pan American Energy LLC Yankee Notes          6.63      09/15/2005                                     300,000        315,918
Petroleos Mexicanos Yankee Notes              6.50      02/01/2005                                     270,000        277,965
Pioneer Natural Resources Company
Senior Notes                                  6.50      01/15/2008                                     100,000        107,651
Transocean Sedco Forex Corporation
Notes                                         6.75      04/15/2005                                     150,000        154,545
Valero Energy Corporation Notes               4.75      06/15/2013                                     100,000         93,780

TOTAL OIL & GAS EXTRACTION                                                                     0                    1,481,540
                                                                                -----------------             ----------------

PETROLEUM REFINING & RELATED
INDUSTRIES--1.08%
Alberta Energy Company Limited                7.38      11/01/2031
Amerada Hess Corporation                      7.30      08/15/2031
CenterPoint Energy Resources
Corporation Senior Notes, Series B            7.88      04/01/2013       800,000         892,829
Chesapeake Energy Corporation Senior
Notes                                         7.50      07/15/2010       700,000         726,250
Devon Energy Corporation Senior
Debentures                                    7.95      04/15/2032     1,080,000       1,254,584
Keyspan Corporation                           7.63      11/15/2010
Peabody Energy Corporation Senior
Notes                                         6.88      03/15/2013       700,000         708,750
Pemex Project Funding Master Trust
Guaranteed Notes                              6.13      08/15/2008       800,000         832,000        90,000         93,600
Plains All American Pipeline LP
Senior Notes                                  7.75      10/15/2012       500,000         549,543
Texas Eastern Transmission
Corporation Notes                             5.25      07/15/2017       860,000         889,532
Transocean Sedco Forex Corporation
Bonds                                         7.50      04/15/2031       600,000         679,441
Valero Energy Corporation Notes               4.75      06/15/2013     1,350,000       1,266,027

TOTAL PETROLEUM REFINING & RELATED
INDUSTRIES                                                                             7,798,956                       93,600
                                                                                -----------------             ----------------

PRIMARY METAL INDUSTRIES--0.14%
Alcoa Incorporated                            5.38      01/15/2013
International Steel Group Senior
Notes (b)                                     6.50      04/15/2014       750,000         703,125

TOTAL PRIMARY METAL INDUSTRIES                                                           703,125                            0
                                                                                -----------------             ----------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.25%
Boise Cascade Corporation Senior Notes        6.50      11/01/2010       750,000         760,940
Dex Media Incorporated++                      8.00      11/15/2013
Georgia-Pacific Corporation Senior
Notes                                         8.88      02/01/2010       650,000         726,375
Viacom Incorporated                           7.88      07/30/2030

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                                             1,487,315                            0
                                                                                -----------------             ----------------

RAILROAD TRANSPORTATION--0.58%
Burlington Northern Santa Fe
Corporation Notes, 7.125%, Due
12/15/10                                      7.13      12/15/2010                                     150,000        167,525
Canadian National Railway Company             6.38      10/15/2011
Canadian National Railway Company             7.38      10/15/2031
Union Pacific Corporation                     6.50      04/15/2012
Union Pacific Corporation                     6.25      05/01/2034
Union Pacific Corporation Notes               5.75      10/15/2007     1,105,000       1,167,489
Union Pacific Corporation Notes,
5.75%, Due 10/15/07                           5.75      10/15/2007                                     120,000        126,786

TOTAL RAILROAD TRANSPORTATION                                                          1,167,489                      294,311
                                                                                -----------------             ----------------

REAL ESTATE--0.70%
Archstone-Smith Operating Trust               3.00      06/15/2008
Health Care Property Investors
Incorporated                                  6.45      06/25/2012
Healthcare Realty Trust                       5.13      04/01/2014
iStar Financial Incorporated++                4.88      01/15/2009
Rouse Company                                 5.38      11/26/2013
Simon Property Group LP                       6.35      08/28/2012
Spieker Properities Incorporated              6.75      01/15/2008
Vornado Realty Trust                          4.75      12/01/2010
Weingarten Realty Investors Series
MTNA                                          4.86      01/15/2014

TOTAL REAL ESTATE                                                                              0                            0
                                                                                -----------------             ----------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES--2.91%
Bear Stearns Company Incorporated             5.70      01/15/2007
Citigroup Incorporated                        5.13      05/05/2014
Citigroup Incorporated+/-                     6.00      06/04/2007
Credit Suisse FB USA Incorporated             4.70      06/01/2009
Goldman Sachs Capital                         6.35      02/15/2034
Goldman Sachs Group Incorporated              3.88      01/15/2009
Goldman Sachs Group Incorporated              4.75      07/15/2013
Jefferies Group Incorporated                  7.75      03/15/2012
JP Morgan Chase & Company                     4.00      02/01/2008
JP Morgan Chase & Company                     6.75      02/01/2011
JP Morgan Chase & Company                     6.63      03/15/2012
Lehman Brothers Holdings Incorporated         6.63      01/18/2012
Merril Lynch & Company Incorporated           6.00      02/17/2009
Merrill Lynch & Company                       4.13      01/15/2009
Morgan Stanley                                3.88      01/15/2009
Morgan Stanley                                4.75      04/01/2014
Morgan Stanley                                6.75      04/15/2011

TOTAL SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES                                                                  0                            0
                                                                                -----------------             ----------------

TELECOMMUNICATIONS--0.12%
Sprint Capital Corporation                    6.00      01/15/2007

TOTAL TELECOMMUNICATIONS                                                                       0                            0
                                                                                -----------------             ----------------

TRANSPORTATION EQUIPMENT--0.92%
Daimler Chrysler NA Holding
Corporation                                   6.50      11/15/2013
Daimlerchrysler NA Holdings
Corporation                                   7.30      01/15/2012
Daimlerchrysler NA Holdings
Corporation                                   7.20      09/01/2009
Daimlerchrysler NA Holdings Series MTN        1.87      05/24/2006
DaimlerChrysler North America Holding
Corporation Guaranteed Notes                  4.05      06/04/2008     1,000,000         973,156
DaimlerChrysler North America Holding
Corporation Notes, Tranche #1                 7.38      09/15/2006     1,100,000       1,187,319       225,000        242,861
General Motors Corporation                    8.38      07/15/2033
Northrop Grumman Corporation                  7.13      02/15/2011
Raytheon Company                              6.75      08/15/2007

TOTAL TRANSPORTATION EQUIPMENT                                                         2,160,475                      242,861
                                                                                -----------------             ----------------

WASTE MANAGEMENT--0.19%
Waste Management, Incorporated Senior
Notes                                         6.38      11/15/2012       500,000         528,024
Waste Management, Incorporated Senior
Notes                                         7.38      08/01/2010       295,000         331,500
Allied Waste North America,
Incorporated Senior Secured Notes             8.88      04/01/2008       850,000         924,375

TOTAL WASTE MANAGEMENT                                                                 1,783,899                            0
                                                                                -----------------             ----------------

WATER TRANSPORTATION--0.15%
Overseas Shipholding Group                    7.50      02/15/2024
Republic Services Incorporated                6.75      08/15/2011

TOTAL WATER TRANSPORTATION                                                                     0                            0
                                                                                -----------------             ----------------

WHOLESALE TRADE NON-DURABLE
GOODS--0.08%
Unilever Capital Corporation                  6.88      11/01/2005

TOTAL WHOLESALE TRADE NON-DURABLE
GOODS                                                                                          0                            0
                                                                                -----------------             ----------------

TOTAL CORPORATE BONDS & NOTES (COST
$350,557,995)                                                                         93,528,189                   24,126,457
                                                                                -----------------             ----------------

MORTGAGE-BACKED SECURITIES--0.99%
Commercial Mortgage Pass-Through
Certificate Series 2003-LB1A Class
X2++(c)+/-                                      1.63      06/10/2010
Credit Suisse First Boston Mortgage
Securities Corporation Series 2004-C1
Class AX++(c)+/-                                0.08      01/15/2037
Lehman Brothers-UBS Commercial
Mortgage Obligation Series C3 Class X
Class++(c)+/-                                   0.24      02/15/2037
Wachovia Bank Commercial Mortgage
Trust Series 2002 C1++(c)+/-                    0.32      04/15/2034
Wachovia Bank Commercial Mortgage
Trust Series 2003 C4 Xp++(c)+/-                 1.02      04/15/2035
Washington Mutual Asset Securities
Corporation Series 2003-C1A Class
X++(c)+/-                                       3.33      01/25/2035

TOTAL MORTGAGE-BACKED SECURITIES
(COST $9,170,875)                                                                              0                            0
                                                                                -----------------             ----------------

FOREIGN GOVERNMENT BONDS--2.32%
America Movil SA de CV++                      5.50      03/01/2014       700,000         648,690       100,000         92,670
CHC Helicopter Corporation++                  7.38      05/01/2014
Chile Government International Bond           5.50      01/15/2013
Dai-Ichi Mutual Life++                        5.73      03/17/2014
Malaysia Government International Bond        8.75      06/01/2009
Mexico Government International Bond
Series MTN                                    6.38      01/16/2013
Nationwide Building Society++                 2.63      01/30/2007
New Brunswick Province                        3.50      10/23/2007
Preferred Term Securities XIII Class
B-3+++/-                                      4.63      03/24/2034
Quebec Province                               4.88      05/05/2014
Republic of South Africa                      6.50      06/02/2014       750,000         749,063
Telefonos de Mexico SA                        4.50      11/19/2008     1,415,000       1,377,644       100,000         97,360
TXU Australia Holdings++                      6.15      11/15/2013
Unibanco-Uniao de Banco++                     7.38      12/15/2013
United Mexican States Yankee Notes            8.63      03/12/2008                                     180,000        205,650
United Mexican States Series MTNA             7.50      04/08/2033
United Utilities                              5.38      02/01/2019

TOTAL FOREIGN GOVERNMENT BONDS (COST
$22,079,851)                                                                           2,775,397                      395,680
                                                                                -----------------             ----------------

BOND FUND--1.92%
iShares GS Investop Corporate Bond
Fund

TOTAL BOND FUND (COST $18,040,984)                                                             0                            0
                                                                                -----------------             ----------------

AFFILIATED BOND FUNDS--1.80%
Wells Fargo High Yield Bond Fund
Class A++

TOTAL AFFILIATED BOND FUNDS (COST
$16,685,417)                                                                                   0                            0
                                                                                -----------------             ----------------

US GOVERNMENT AGENCY
SECURITIES--37.79%
FEDERAL HOME LOAN MORTGAGE
CORPORATION--11.28%
FHLMC                                         7.00      03/15/2010
FHLMC                                         3.38      04/15/2009
FHLMC                                         5.13      07/15/2012     3,735,000       3,767,599
FHLMC                                        10.50      08/01/2019       163,801         186,551
FHLMC                                         6.63      09/15/2009
FHLMC                                         5.50      09/15/2011
FHLMC                                         4.23      10/25/2043     2,823,339       2,888,473
FHLMC                                         4.30      10/25/2043     2,320,762       2,381,320
FHLMC                                         7.50      12/01/2011       632,200         669,404
FHLMC                                         7.50      12/01/2011       856,709         905,970
FHLMC                                         2.88      12/15/2006
FHLMC #789483                                 5.67      06/01/2032       627,172         647,009
FHLMC #865469                                 6.11      08/01/2025       140,989         144,203
FHLMC #B10796                                 5.00      12/01/2018
FHLMC #B11772                                 5.00      01/01/2019
FHLMC #B11773                                 5.00      01/01/2019
FHLMC #B11838                                 5.00      01/01/2019
FHLMC #B11840                                 5.00      01/01/2019
FHLMC #B11857                                 5.00      01/01/2019
FHLMC #B11858                                 5.00      01/01/2019
FHLMC #B11859                                 5.00      01/01/2019
FHLMC #B12151                                 5.00      02/01/2019
FHLMC #B12316                                 5.00      02/01/2019
FHLMC #B12785                                 5.00      03/01/2019
FHLMC #B12801                                 5.00      03/01/2019
FHLMC #B12856                                 5.00      03/01/2019
FHLMC #B12950                                 5.00      03/01/2019
FHLMC #B12951                                 5.00      03/01/2019
FHLMC #B12978                                 5.00      03/01/2019
FHLMC #B12997                                 4.50      03/01/2019
FHLMC #C10444                                 6.00      01/01/2033
FHLMC #C65576                                 7.50      04/01/2032
FHLMC #C90583                                 6.00      10/01/2022
FHLMC #C90588                                 5.50      11/01/2022
FHLMC #C90606                                 5.50      01/01/2023
FHLMC #C90645                                 5.50      03/01/2023
FHLMC #D95720                                 5.50      11/01/2022
FHLMC #E97128                                 5.00      06/01/2018
FHLMC #E97433                                 5.00      07/01/2018
FHLMC #E99373                                 5.00      10/01/2018
FHLMC #E99463                                 5.00      10/01/2018
FHLMC #G01647                                 4.00      01/01/2034
FHLMC #M80895                                 5.00      01/01/2011
FHLMC #M80910                                 5.00      02/01/2011
FHLMC #M80911                                 4.00      04/01/2011
FHLMC #M80913                                 5.00      04/01/2011
FHLMC #M80914                                 5.00      03/01/2011
FHLMC #M80916                                 4.00      05/01/2011
FHLMC #M90909                                 3.50      03/01/2009
FHLMC #M90913                                 3.50      04/01/2009
FHLMC #M90918                                 3.50      05/01/2009
FHLMC                                         6.88      09/15/2010     1,885,000       2,113,882
FHLMC Series 2545 Class HT                    4.50      04/15/2018
FHLMC Series 2635 Class DG                    4.50      01/15/2018
FHLMC TBA %%                                  4.50      06/15/2019       625,000         610,352
FHLMC TBA%%                                   4.00      06/01/2011

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION                                                                           14,314,763                            0
                                                                                -----------------             ----------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION--24.66%
FNMA                                          7.13      01/15/2030
FNMA                                          2.38      02/15/2007
FNMA                                          8.00      03/01/2013     2,659,244       2,862,011
FNMA                                          4.67      04/01/2014     3,091,506       2,989,100
FNMA                                          8.00      04/01/2017       439,547         479,975
FNMA                                          5.25      04/15/2007     5,195,000       5,464,350
FNMA                                          8.00      04/25/2022       735,939         775,208
FNMA                                          8.50      05/01/2026       746,902         824,469
FNMA                                          6.00      05/15/2011     2,020,000       2,165,915
FNMA                                          6.25      05/15/2029
FNMA                                          9.50      06/01/2005         3,565           3,615
FNMA                                          8.00      06/01/2012     1,070,873       1,147,437
FNMA                                          9.50      06/25/2019       542,981         597,990
FNMA                                          8.33      07/15/2020       689,284         777,501
FNMA                                          3.25      08/15/2008
FNMA                                          8.00      09/01/2023       316,294         345,833
FNMA                                          6.63      10/15/2007
FNMA                                          4.63      10/15/2013     4,000,000       3,839,864
FNMA                                          8.50      11/01/2026     1,032,555       1,169,024
FNMA                                          6.23      12/01/2008     4,226,412       4,540,241
FNMA                                          6.00      12/01/2014     7,101,248       7,383,079
FNMA                                          9.00      12/01/2016       446,667         509,895
FNMA                                          9.50      12/25/2041     2,466,147       2,775,186
FNMA #759436                                  6.50      01/01/2034
FNMA #254190                                  5.50      02/01/2009
FNMA #254513                                  6.00      10/01/2022
FNMA #254544                                  6.00      11/01/2022
FNMA #254688                                  5.50      03/01/2023
FNMA #254765                                  6.50      05/01/2033
FNMA #254831                                  5.00      08/01/2023
FNMA #254963                                  5.50      10/01/2023
FNMA #255047                                  5.50      01/01/2024
FNMA #323756                                  6.20      05/01/2009     2,217,727       2,381,217
FNMA #357464                                  4.50      12/01/2018
FNMA #488341                                  6.50      04/01/2029
FNMA #520842                                  8.00      11/01/2029
FNMA #545026                                  6.50      06/01/2016
FNMA #545460                                  5.80      11/01/2031     1,545,371       1,597,271
FNMA #545814                                  6.50      08/01/2032
FNMA #555138                                  6.00      01/01/2023
FNMA #555531                                  5.50      06/01/2033
FNMA #555867                                  5.50      11/01/2023
FNMA #584829                                  6.00      05/01/2016
FNMA #646644                                  6.17      06/01/2032     1,257,096       1,286,587
FNMA #669345                                  6.50      11/01/2032
FNMA #725238                                  5.00      03/01/2034
FNMA #743673                                  6.50      11/01/2033
FNMA #743965                                  6.50      11/01/2033
FNMA #746299                                  4.14      09/01/2033
FNMA #746320                                  3.76      10/01/2033
FNMA #751927                                  3.75      09/01/2033
FNMA #754308                                  6.50      12/01/2033
FNMA #756761                                  5.50      03/01/2024
FNMA #758879                                  6.50      01/01/2034
FNMA #759002                                  6.50      01/01/2034
FNMA #763140                                  4.24      12/01/2033
FNMA Series 2002-82 Class XJ                  4.50      09/25/2012
FNMA Series 2002-85 Class PA                  5.50      01/25/2022
FNMA Series 2003-13 Class GA                  4.50      06/25/2032
FNMA Series 2003-17 Class PQ                  4.50      03/25/2016
FNMA Series 2003-24 Class PA                  4.50      11/25/2009
FNMA Series 2003-32 Class KA                  5.00      07/25/2013
FNMA Series 2003-41 Class YN                  4.00      05/25/2017
FNMA Series 2003-79 Class KA                  3.75      05/25/2011
FNMA Series 2003-92 Class VH                  5.00      02/25/2019
FNMA Series 2004-29 Class AB                  4.50      10/25/2018
FNMA Series 2004-29 Class L                   4.00      09/25/2017
FNMA Series 2004-30 Class EG                  4.50      01/25/2018
FNMA Series 2004-40 Class BA                  4.50      09/25/2018
FNMA TBA%%                                    5.00      06/01/2018     5,470,000       5,464,872
FNMA TBA%%                                    4.50      06/01/2019
FNMA TBA%%                                    5.50      06/01/2032    20,720,000      20,512,800
FNMA TBA%%                                    5.00      06/01/2034    24,800,000      23,831,262

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION                                                                           93,724,702                            0
                                                                                -----------------             ----------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION--1.85%
GNMA                                          8.00      12/15/2017     1,907,026       2,105,075
GNMA #3489                                    6.00      12/20/2033
GNMA #604556                                  5.50      08/15/2033
GNMA #781123                                  7.00      12/15/2029
GNMA TBA%%                                    6.00      06/01/2034

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION                                                                            2,105,075                            0
                                                                                -----------------             ----------------

TOTAL US GOVERNMENT AGENCY SECURITIES
(COST $348,890,066)                                                                  110,144,540                            0
                                                                                -----------------             ----------------

MUNICIPAL BONDS--0.76%
Austin, Texas Electric Utility System
Revenue Refunding                             5.50      11/15/2016     3,000,000       3,333,750
California GO                                 6.30      10/01/2007     1,500,000       1,661,250
Tobacco Settlement Financing
Corporation Revenue                           4.00      06/01/2006     1,000,000       1,027,500
Tobacco Settlement Financing
Corporation Revenue                           5.00      06/01/2009     1,000,000       1,003,200

TOTAL MUNICIPAL BONDS (COST
$7,184,428)                                                                            7,025,700                            0
                                                                                -----------------             ----------------

US TREASURY SECURITIES--7.38%
US TREASURY BILLS--0.12%
US Treasury Bill (d)                          1.34      11/18/2004
US Treasury Bill (d)                          0.91      06/24/2004       475,000         474,512        25,000         24,985

TOTAL US TREASURY BILLS                                                                  474,512                       24,985
                                                                                -----------------             ----------------

US TREASURY BONDS--3.73%
US Treasury Bond                              5.75      02/15/2020     2,305,000       2,510,830
US Treasury Bond                              7.13      02/15/2023
US Treasury Bond                              5.50      02/15/2031       590,000         594,564
US Treasury Bond                              5.38      02/15/2031     3,965,000       3,980,955
US Treasury Bond                              6.25      08/15/2023
US Treasury Bond                              7.63      08/15/2028     2,020,000       2,555,775
US Treasury Bond                              8.50      11/15/2021     2,420,000       3,261,991
US Treasury Bond                              8.00      11/15/2022     1,300,000       1,696,500
US Treasury Bond                              6.13      11/15/2027

TOTAL US TREASURY BONDS                                                               14,600,615                            0
                                                                                -----------------             ----------------

US TREASURY NOTES--3.53%
US Treasury Note                              2.25      04/30/2006
US Treasury Note                              3.13      04/15/2009
US Treasury Note                              3.88      05/15/2009     6,485,000       6,508,560        70,000         70,254
US Treasury Note                              4.00      02/15/2014
US Treasury Note                              4.75      05/15/2014       835,000         841,524       216,000        217,688

TOTAL US TREASURY NOTES                                                                7,350,084                      287,942
                                                                                -----------------             ----------------

TOTAL US TREASURY SECURITIES (COST
$68,861,110)                                                                          22,425,211                      312,927
                                                                                -----------------             ----------------

COMMON STOCKS--0.00%
NATG Holdings LLC/Orius Capital
Corporation (Acquired 4/15/04; Cost
$555,556) (b) (e) (f):                                                     3,117           3,417
OpTel, Incorporated Non-Voting
(Acquired 4/14/98; Cost $20,000) (b)
(e) (f)                                                                      500               5

TOTAL COMMON STOCKS (COST $575,556)                                                        3,422                            0
                                                                                -----------------             ----------------

WARRANTS--0.00%
NATG Holdings LLC/Orius Capital
Corporation Class A, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b) (e)
(f)                                                                        3,454               0
NATG Holdings LLC/Orius Capital
Corporation Class B, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b) (e)
(f)                                                                        3,636               0
NATG Holdings LLC/Orius Capital
Corporation Class C, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b) (e)
(f)                                                                        8,080               0

TOTAL WARRANTS (COST $0)                                                                       0                            0
                                                                                -----------------             ----------------

COLLATERAL FOR SECURITIES
LENDING--22.91%
Collateral for Security Lending
Navigator Prime Portfolio (a)                                         19,625,668      19,625,668

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $211,253,364)                                                           19,625,668                            0
                                                                                -----------------             ----------------

SHORT-TERM INVESTMENTS--3.90%
MUTUAL FUND--0.50%
Wells Fargo Money Market Trust~

TOTAL MUTUAL FUND                                                                              0                            0
                                                                                -----------------             ----------------

REPURCHASE AGREEMENTS--3.37%
Bear Stearns Company Incorporated -
102% Collateralized By US Government
Securities                                    1.08      06/01/2004
Greenwich Capital Market Incorporated
- 102% Collateralized By US
Government Securities                         1.08      06/01/2004
ABN AMRO Incorporated (Dated 3/31/04)
(Repurchase Proceeds $14,000,393;
Collateralized by: United States
Government & Agency Issues  (a)               1.01      06/01/2004    14,000,000      14,000,000
State Street Bank (Dated 3/31/04)
(Repurchase Proceeds $1,449,630);
Collateralized by United States
Government & Agency Issues  (a)               0.75      06/01/2004     1,449,600       1,449,600        63,500         63,500

TOTAL REPURCHASE AGREEMENTS                                                           15,449,600                       63,500
                                                                                -----------------             ----------------

UNITED STATES GOVERNMENT & AGENCY
ISSUES--0.03%
FHLMC Guaranteed Interest Only
Mortgage Participation Certificates           5.50      12/25/2004    36,000,000         262,800

TOTAL UNITED STATES GOVERNMENT &
AGENCY ISSUES                                                                            262,800                            0
                                                                                -----------------             ----------------

TOTAL SHORT-TERM INVESTMENTS (COST
$35,929,094)                                                                          15,712,400                       63,500
                                                                                -----------------             ----------------

TOTAL INVESTMENTS IN SECURITIES (COST
$1,202,650,178)--129.79%                                                             317,062,972                   24,898,564

OTHER ASSETS AND LIABILITIES,
NET---(29.79)%                                                                      (71,017,502)                      286,085
                                                                                -----------------             ----------------

TOTAL NET ASSETS--100.0%                                                             246,045,470                   25,184,649
                                                                                -----------------             ----------------

SCHEDULE OF SECURITIES SOLD SHORT -
MAY 31, 2004--(0.78)%
FNMA TBA%%                                    5.50      06/01/2034
FNMA TBA%%                                    4.50      06/01/2019
FNMA TBA%%                                    5.00      06/01/2034

TOTAL SECURITIES SOLD SHORT (COST
$(7,154,784))




++   Security of an affiliate of the fund with a cost of $16,685,417.

(c) Interest-only securities entitle holders to recieve only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows.
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
%%   Securities issued on a when-issued (TBA) basis, total cost $75,517,153.
+/-  Variable rate securities.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Restricted Security.
(d) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(e) Non-Income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment or principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.
(f)  Illiquid Security.

(1)  To reflect the disposition of prohibited holdings




PRO FORMA SCHEDULE OF INVESTMENTS
(CONTINUED)
MAY 31, 2004 (UNAUDITED)


                                                                                  WF MONTGOMERY TOTAL RETURN
                                                             WF INCOME FUND          RETURN BOND FUND
                                                           -------------------------------    ----------------
                                    INTEREST    MATURITY  SHARES OR     VALUE         SHARES OR     VALUE
                                                          PRINCIPAL                   PRINCIPAL
                                      RATE      DATE       AMOUNT                     AMOUNT
                                    -------------------------------------------------------------------------
ASSET-BACKED SECURITIES--9.27%
ABN AMRO Mortgage Corporation
Variable Rate Pass-Thru
Certificates, Series 2002-1A, Class
IIA-3                                 5.35 06/25/2032
American Express Credit Account
Master Trust Series 2004-3 Class A    4.35 12/15/2011                               1,139,000     1,141,670
Americredit Automobile Receivables
Trust Series 2002-C Class A4          3.55 02/12/2009     260,000        262,330
Americredit Automobile Series
2003-DM Class A4                      2.84 08/06/2010   1,530,000      1,512,543
Bank of America Mortgage
Securities, Incorporated Variable
Rate Pass-Thru Certificates, Series
2002-E, Class A-1                     6.62 06/20/2031
Capital Auto Receivables Asset
Trust Series 2004-1 Class A3          2.00 11/15/2007                               3,309,000     3,263,339
Capital One Auto Finance Trust
Series 2003-B Class A4                3.18 09/15/2010   2,155,000      2,129,021
Chase Funding Mortgage Loan
Asset-Backed Series 2003-5 Class
1A1+/-                                1.22 04/25/2018   3,016,821      3,017,796
Chase Manhattan Auto Owner Trust
Series 2004-A Class A3                2.08 05/15/2008                               2,030,000     2,005,392
 Citibank Credit Card Issuance
Trust Notes Series 2001-A8, Class A8  4.10 12/07/2006
Citibank Credit Card Issuance Trust
Series 2000-A3 Class A3               6.88 11/16/2009                               1,800,000     1,983,372
Citibank Credit Card Issuance Trust
Series 2003-A10 Class A10             4.75 12/10/2015                               1,410,000     1,363,056
Citibank Credit Card Issuance Trust
Series 2003-A6 Class A6               2.90 05/17/2010                               1,415,000     1,361,216
Citibank Credit Card Issuance Trust
Series 2004-A1 Class A1               2.55 01/20/2009                               3,185,000     3,126,262
Connecticut RRB Special Purpose
Trust Cl&P Series 1 Class A5          6.21 12/30/2011                                 200,000       216,436
Credit Suisse First Boston Mortgage
Securities Corporation Commercial
Mortgage Pass-Thru Certificates,
Series 1997-C2, Class A-2             6.52 01/17/2035
Credit Suisse First Boston Mortgage
Securities Corporation Variable
Rate Mortgage Pass-Thru
Certificates, Series 2002-AR17,
Class 2-A-1                           5.61 12/19/2039
CWMBS, Incorporated Variable Rate
Mortgage Pass-Thru Certificates,
Series 2001-HYB1, Class 2A1           4.62 06/19/2031
Delta Air Lines Incorporated Series
2002-1                                6.42 07/02/2012     825,000        854,628
Financial Asset Securities
Corporation Floating Rate Trust
Certificates, Series 2003-1A (b)      1.45 09/27/2033
First Franklin Mortgage Loan Trust
Variable Rate Asset-Backed
Certificates, Series 2002-FF1,
Class I-A-2 %%                        1.39 06/25/2032
Ford Credit Auto Owner Trust Series
2002-D Class A2B+/-                   1.17 03/15/2005     118,526        118,530
Ford Credit Auto Owner Trust Series
2003-A Class A3A                      2.20 07/17/2006   3,200,000      3,206,583
Greenwich Capital Commercial
Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru
Certificates, Series 2002-C1, Class
XPB (b)                               1.76 01/11/2035
Greenwich Capital Commercial
Funding Corporation Mortgage
Pass-Thru Certificates, Series
2004-GG1                              5.32 04/10/2014
Household Automotive Trust Series
2003-2 Class A4                       3.02 12/17/2010   1,870,000      1,838,462
John Deere Owner Trust Series
2004-A Class A4                       3.02 03/15/2011   2,425,000      2,384,836
JP Morgan Chase Commercial Mortgage
Securities Corporation Interest
Only Mortgage Pass-Thru
Certificates, Series 2001-CIB2,
Class X2 (b)                          1.00 04/15/2035
JP Morgan Chase Commercial Mortgage
Securities Corporation Variable
Rate Pass-Thru Certificates, Series
2004-C2, Class A3                     5.39 05/15/2041
Master Adjustable Rate Mortgages
Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1            6.17 10/25/2032
MBNA Credit Card Master Note Trust
Series 2001-A1 Class A1               5.75 10/15/2008                                 960,000     1,012,622
Metris Master Trust Floating Rate
Asset-Backed Securities, Series
1999-2, Class A,                      1.80 01/20/2010
Morgan Stanley Capital ABS I,
Incorporated Trust Variable Rate
Mortgage Pass-Thru Certificates,
Series 2003-HE1, Class A3             1.41 05/25/2033
Mountain Capital CLO I,
Ltd./Mountain Capital CLO I
Corporation Variable Rate Notes,
Series 1A, Class A-1 (b)              1.74 04/15/2011
National City Auto Receivables
Trust Series 2004-A Class A3          2.11 07/15/2008                               1,115,000     1,101,829
National City Credit Card Master
Trust Series 2000-1 Class A+/-        1.25 08/15/2007                               4,470,000     4,477,981
Nomura Asset Acceptance Corporation
Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-AP1,
Class A1                              1.30 03/25/2034
Providian Gateway Master Trust
Series 2001-B Class A+++/-            1.40 04/15/2009   2,200,000      2,204,404
Residential Accredit Loans,
Incorporated Mortgage-Backed
Pass-Thru Certificates, Series
2001-QS14, Class A6                   5.50 10/25/2031
Residential Asset Mortgage
Products, Incorporated Interest
Only Asset-Backed Pass-Thru
Certificates, Series 2002-RS7,
Class A-IO,                           2.00 05/25/2005
Residential Asset Securities
Corporation Variable Rate Home
Equity Mortgage Asset-Backed
Pass-Thru Certificates, Series
2004-KS1, Class AI1                   1.45 09/25/2020
Structured Asset Securities
Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series
1998-2, Class A                       1.56 02/25/2028
Washington Mutual Mortgage
Pass-Thru Certificates Series
2002-AR4, Class A-7                   5.50 04/26/2032
Washington Mutual Mortgage
Pass-Thru Certificates Series
2002-AR7, Class A-6                   5.53 07/25/2032
World Omni Auto Receivables Trust
Series 2003-B Class A3                2.20 01/15/2008                               1,115,000     1,107,157

TOTAL ASSET-BACKED SECURITIES (COST
$85,379,589)                                                          17,529,133                 22,160,332
                                                                 ----------------            ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS--2.99%
Banc of America Commercial Mortgage
Incorporated Series 2004-1 Class
XP(c)+/-                              0.83 11/10/2039  50,380,000      1,688,118
Banc of America Commercial Mortgage
Incorporated Series 2004-2 Class
XP(c)+/-                              1.16 11/10/2038  19,560,000      1,008,656
Bear Stearns Commercial Mortgage
Securities Series 2003-T10 Class
X2++(c)+/-                            1.27 03/13/2040  29,036,000      1,739,259
Bear Stearns Commercial Mortgage
Securities Series 2003-T12 Class
X2++(c)+/-                            0.80 08/13/2039  65,795,000      2,086,129
CS First Boston Mortgage Securities
Corporation Series 1998-C2 Class
AX(c)+/-                              0.94 11/11/2030  27,950,894      1,016,230
CS First Boston Mortgage Securities
Corporation Series 2003-C3 Class
AX++(c)+/-                            0.10 05/15/2038  35,817,486      1,399,669
First Union National Bank - Bank of
America Commercial Mortgage Trust
Interest Only Series 2001-C1 Class
IO2++(c)+/-                           1.73 03/15/2011  25,500,000      2,022,352
GE Capital Mortgage Corporation
Series 2004-C1 Class X2++(c)+/-       1.20 11/10/2038  27,380,000      1,434,624
Global Signal Trust Series 2004-1
Class A++                             3.71 01/15/2034   2,976,294      2,877,590
GMAC Commercial Mortgage Securities
Incorporated Interest Only Series
2002-C1 Class X1++(c)+/-              0.52 11/15/2039  42,071,542      1,391,752
GMAC Commercial Mortgage Securities
Incorporated Series 1997-C1 Class A3  6.87 07/15/2029   3,258,975      3,510,825
Greenwich Capital Commercial
Funding Corporation Series
2004-GG1A Class XP++(c)+/-            0.55 06/10/2036 114,600,000      2,277,354
Nomura Asset Securities Corporation
Series 1998-D6 Class A1B              6.59 03/15/2030                               2,760,000     3,009,415
Salomon Brothers Mortgage
Securities VII Series 2002 Key2
X1++(c)+/-                            1.28 03/18/2036  32,514,277      2,123,192

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (COST $28,041,849)                                        24,575,750                  3,009,415
                                                                 ----------------            ---------------

CORPORATE BONDS & NOTES--37.76%
AMUSEMENT & RECREATION
SERVICES--0.04%
International Game Technology         8.38 05/15/2009     320,000        369,861

TOTAL AMUSEMENT & RECREATION
SERVICES                                                                 369,861                          0
                                                                 ----------------            ---------------

APPAREL & ACCESSORY STORES--0.06%
Kohls Corporation                     6.00 01/15/2033     585,000        556,619

TOTAL APPAREL & ACCESSORY STORES                                         556,619                          0
                                                                 ----------------            ---------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS--0.06%
MDC Holdings Incorporated             5.50 05/15/2013     540,000        517,886

TOTAL BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS                                         517,886                          0
                                                                 ----------------            ---------------

BUSINESS SERVICES--0.43%
Household Finance Corporation         5.88 02/01/2009                               1,745,000     1,842,404

TOTAL BUSINESS SERVICES                                                        0                  1,842,404
                                                                 ----------------            ---------------

CHEMICALS & ALLIED PRODUCTS--0.30%
Dow Chemical Company                  6.00 10/01/2012     500,000        517,491
E.I. Du Pont de Nemours               4.13 04/30/2010                               1,100,000     1,076,290
Wyeth                                 5.50 02/01/2014     615,000        586,538      630,000       600,844

TOTAL CHEMICALS & ALLIED PRODUCTS                                      1,104,029                  1,677,134
                                                                 ----------------            ---------------

COMMUNICATIONS--6.31%
AT&T Corporation                      8.05 11/15/2011     810,000        873,518
AT&T Corporation Senior Notes         8.05 11/15/2011
AT&T Wireless Services Incorporated   7.88 03/01/2011     865,000        983,786
AT&T Wireless Services Incorporated   8.75 03/01/2031                                 330,000       402,217
AT&T Wireless Services,
Incorporated Senior Notes             7.35 03/01/2006
Bellsouth Corporation                 6.00 10/15/2011     725,000        762,104
British Sky Broadcasting PLC          8.20 07/15/2009                                 750,000       865,517
British Telecommunications plc        8.38 12/15/2010   1,010,000      1,182,636
Cingular Wireless LLC Senior Notes    6.50 12/15/2011
Citizens Communications Company
Senior Notes                          8.50 05/15/2006
Citizens Communications Company
Senior Notes                          7.63 08/15/2008
Clear Channel Communications
Incorporated                          7.65 09/15/2010     420,000        475,228
Clear Channel Communications,
Incorporated Senior Notes             4.63 01/15/2008
Clear Channel Communications,
Incorporated Senior Notes             8.00 11/01/2008
Comcast Cable Communications
Holdings Incorporated                 8.38 03/15/2013   2,970,000      3,486,774    2,190,000     2,571,056
Comcast Corporation Senior Notes      6.50 01/15/2015
Comcast Corporation Senior Notes      5.85 01/15/2010
Cox Communications Incorporated       4.63 06/01/2013                                 690,000       635,618
Cox Communications Incorporated       7.13 10/01/2012   1,800,000      1,969,243
Cox Communications, Incorporated
Notes                                 7.75 08/15/2006
Cox Enterprises Incorporated++        8.00 02/15/2007   1,690,000      1,872,088
Deutsche Telekom International
Finance BV                            8.75 06/15/2030     845,000      1,029,451      735,000       895,439
Deutsche Telekom International
Finance BV Yankee Notes               3.88 07/22/2008
DirecTV Holding LLC/DirecTV
Financing, Incorporated Senior Notes  8.38 03/15/2013
France Telecom                        8.20 03/01/2006                                 830,000       895,592
France Telecom                        8.75 03/01/2011                                 670,000       776,614
France Telecom SA Yankee Notes       10.00 03/01/2031
Liberty Media Corporation             5.70 05/15/2013     545,000        536,927
Liberty Media Corporation             7.88 07/15/2009                                 355,000       399,696
Liberty Media Corporation Senior
Notes                                 3.50 09/25/2006
Liberty Media Corporation+/-          2.61 09/17/2006   2,425,000      2,466,186
News America Holdings                 9.25 02/01/2013   1,125,000      1,412,332      550,000       690,473
News America Holdings, Incorporated
Debentures                            8.25 08/10/2018
PCCW-HKT Capital Number 2, Ltd.
Guaranteed Notes (b)                  6.00 07/15/2013
Readers Digest Association,
Incorporated Senior Notes (b)         6.50 03/01/2011
Southwestern Bell Telephone Company   7.00 07/01/2015     510,000        559,256
Sprint Capital Corporation            7.63 01/30/2011                                 550,000       610,651
Sprint Capital Corporation            6.90 05/01/2019   2,245,000      2,287,170
Sprint Capital Corporation Notes      8.38 03/15/2012
Sprint Capital Corporation Notes      8.75 03/15/2032
Sprint Capital Corporation Notes      6.13 11/15/2008
Telecom Italia Capital++              5.25 11/15/2013                                 860,000       831,690
Telecom Italia Capital++              5.25 11/15/2013   1,425,000      1,378,092
Time Warner Companies Incorporated    6.63 05/15/2029   1,390,000      1,351,486
Time Warner Entertainment Company
LP Senior Notes                       8.88 10/01/2012
Time Warner Incorporated              6.88 05/01/2012                               1,975,000     2,134,693
Verizon Communications Debentures     8.75 11/01/2021
Verizon Global Funding Corporation    7.75 12/01/2030     560,000        630,327      460,000       517,769
Verizon Global Funding Corporation
Notes                                 7.38 09/01/2012
Verizon New England Incorporated      6.50 09/15/2011   1,725,000      1,836,238
Verizon New York Incorporated
Series A                              6.88 04/01/2012                                 545,000       586,174
Verizon Virginia, Incorporated
Debentures, Series A                  4.63 03/15/2013
Verizon Wireless Capital LLC Notes    5.38 12/15/2006
Viacom, Incorporated Notes            7.15 05/20/2005
Vivendi Universal SA Senior Yankee
Notes                                 6.25 07/15/2008
Vodafone Group plc                    7.75 02/15/2010     590,000        675,679
Vodafone Group PLC Yankee Notes       7.63 02/15/2005
Walt Disney Company                   7.00 03/01/2032                                 445,000       476,364

TOTAL COMMUNICATIONS                                                  25,768,521                 13,289,563
                                                                 ----------------            ---------------

DEPOSITORY INSTITUTIONS--3.40%
Astoria Financial Corporation Notes   5.75 10/15/2012
Bank of America Corporation           5.88 02/15/2009                                 920,000       977,560
Bank of America Corporation           7.80 09/15/2016   1,820,000      2,138,500
Bank of America Corporation           5.25 12/01/2015                                 565,000       542,139
Bank of America Corporation Senior
Notes                                 5.38 06/15/2014
Bank One Corporation                  7.75 07/15/2025     735,000        841,501
Bankamerica Corporation               7.13 05/01/2006   2,000,000      2,155,798
Banknorth Group Incorporated          3.75 05/01/2008     425,000        419,716
Barclays Bank plc                     7.40 12/15/2009     350,000        396,753
BNP Paribas Subordinated Notes        7.20 01/15/2007
Capital One Bank                      6.50 06/13/2013     485,000        494,787
Capital One Bank                      5.75 09/15/2010                               1,845,000     1,890,793
Capital One Bank Notes                4.88 08/15/2008
First Midwest Capital Trust I++       6.95 12/01/2033     685,000        691,190
First Tennessee National Corporation  4.50 05/15/2013     600,000        557,676
First Union Corporation
Subordinated Notes                    7.80 09/15/2006
Fleetboston Financial Corporation     3.85 02/15/2008     570,000        567,905
Fleetboston Financial Corporation     7.25 09/15/2005   1,480,000      1,568,433
Golden West Financial Corporation     4.75 10/01/2012     805,000        778,744
Greenpoint Bank Series BKNT           9.25 10/01/2010     645,000        787,045
Huntington National Bank Senior
Notes                                 3.13 05/15/2008
Independence Community Bank
Corporation+/-                        3.50 06/20/2013     930,000        884,345
International Bank for
Reconstruction and Development
Yankee Bonds                          4.38 09/28/2006
JP Morgan Chase & Company
Subordinated Notes                    6.75 08/15/2008
Keycorp                               2.75 02/27/2007     570,000        557,244
KeyCorp Senior Notes, Tranch #85      4.63 05/16/2005
KeyCorp Senior Subordinated Notes     8.00 07/01/2004
Korea Development Bank Yankee Notes   5.75 09/10/2013
M&T Bank Corporation Floating Rate
Subordinated Notes                    3.85 04/01/2013
National City Bank Series BKNT        6.20 12/15/2011   1,525,000      1,616,418
National Westminster Bank plc         7.38 10/01/2009   1,030,000      1,179,018
PNC Funding Corporation               5.25 11/15/2015                                 630,000       603,312
PNC Funding Corporation
Subordinated Notes                    6.88 07/15/2007
Popular North America Incorporated    4.25 04/01/2008     575,000        574,702
RBS Capital Trust+/-                  4.71 12/29/2049                                 375,000       344,558
Royal Bank of Scotland Group          5.00 11/12/2013                                 330,000       321,682
Southtrust Corporation                5.80 06/15/2014     765,000        772,309
Suntrust Banks, Inc. Notes            5.05 07/01/2007
Unionbancal Corporation               5.25 12/16/2013     235,000        230,679
US Bancorp Medium-Term Notes          4.75 06/30/2005
US Bancorp Series MTNN                3.95 08/23/2007   2,000,000      2,010,534
Wachovia Corporation                  3.63 02/17/2009                               1,225,000     1,186,491
Washington Mutual Bank FA             6.88 06/15/2011     505,000        557,072
Washington Mutual Inc. Senior Notes   5.63 01/15/2017
Wells Fargo & Company Senior Notes    5.25 12/01/2007
Wells Fargo & Company Subordinated
Notes                                 4.95 10/16/2013
Zions Bancorporation                  6.00 09/15/2015     605,000        607,148      705,000       707,503

TOTAL DEPOSITORY INSTITUTIONS                                         20,387,517                  6,574,038
                                                                 ----------------            -----------------

ELECTRIC, GAS & SANITARY
SERVICES--2.01%
Alabama Power Capital Trust V+/-      5.50 10/01/2042     400,000        412,277
American Electric Power Series C      5.38 03/15/2010                                 360,000       367,675
Columbus Southern Power Company
Senior Notes                          5.50 03/01/2013
Cons Edison Company of New York,
Incorporated Debentures               3.85 06/15/2013
Constellation Energy Group
Incorporated                          7.60 04/01/2032     660,000        730,093
Dominion Resources Incorporated
Series E                              6.75 12/15/2032     680,000        684,450
Exelon Generation Company LLC Notes
(b)                                   5.35 01/15/2014
First Energy Corporation Series B     6.45 11/15/2011                                 385,000       400,303
Florida Power and Light Company
First Mortgage Bonds                  4.85 02/01/2013
FPL Group Capital, Incorporated
Guaranteed Debentures                 3.25 04/11/2006
NiSource Finance Corporation Notes    7.63 11/15/2005
NiSource Finance Corporation Senior
Notes                                 6.15 03/01/2013
Northern States Power Company First
Mortgage Bonds, Series B              8.00 08/28/2012
Ohio Power Company Senior Notes       5.5  02/15/2013
Oncor Electric Delivery Company       6.38 05/01/2012     990,000      1,058,319
Oncor Electric Delivery Company       7.00 05/01/2032     460,000        493,269
Pacific Gas and Electric              6.05 03/01/2034                               1,710,000     1,603,110
Progress Energy Incorporated          7.75 03/01/2031                                 540,000       605,053
Progress Energy Incorporated          7.00 10/30/2031     435,000        447,468
PSEG Power LLC                        6.95 06/01/2012   1,105,000      1,197,491
Public Service Company of Colorado    7.88 10/01/2012                                 485,000       571,198
Public Service Electric & Gas
Company Notes                         9.13 07/01/2005
Sempra Energy+/-                      1.74 05/21/2008   1,570,000      1,568,152
Sierra Pacific Power Company
General and Refunding Mortgage
Notes, Series A                       8    06/01/2008
Southern California Edison            8.00 02/15/2007                               1,390,000     1,543,938
Southwestern Electric Power Company
First Mortgage Bonds                  7.00 09/01/2007
TXU Energy Company LLC Senior Notes   6.13 03/15/2008
TXU Energy Company LLC Senior Notes   7    03/15/2013
Wisconsin Electric Power Company
Notes                                 4.50 05/15/2013

TOTAL ELECTRIC, GAS & SANITARY
SERVICES                                                               6,591,519                  5,091,277
                                                                 ----------------            ---------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--0.25%
Jabil Circuit, Incorporated Senior
Notes                                 5.88 07/15/2010
L-3 Communications Corporation
Senior Subordinated Notes             7.63 06/15/2012
Wisconsin Energy Corporation          5.50 12/01/2008     675,000        703,583

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                                       703,583                          0
                                                                 ----------------            ---------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--0.06%
Science Applications International    5.50 07/01/2033     600,000        528,387

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED
SERVICES                                                                 528,387                          0
                                                                 ----------------            ---------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT--0.22%
Lockheed Martin Corporation           8.50 12/01/2029   1,050,000      1,309,818      555,000       692,333

TOTAL FABRICATED METAL PRODUCTS,
EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT                                                              1,309,818                    692,333
                                                                 ----------------            ---------------

FINANCIAL SERVICES--4.20%
American General Finance
Corporation Notes, Series H           4.50 01/15/2007
Associates Corporation NA Debentures  6.95 11/01/2018
CIT Group, Inc. Notes                 6.50 02/07/2006
CIT Group, Inc. Senior Notes          2.88 09/29/2006
Citigroup Incorporated                6.50 01/18/2011                                 720,000       783,224
Citigroup Incorporated                6.63 06/15/2032   2,160,000      2,228,614
Citigroup Incorporated                7.25 10/01/2010                               1,958,000     2,200,524
Core Investment Grade Trust
Pass-Thru Certificates                4.73 11/30/2007
EOP Operating LP Notes                6.75 02/15/2012
EOP Operating LP Notes, 6.625%, Due
2/15/05                               6.63 02/15/2005
EOP Operating LP Notes, 6.75%, Due
2/15/12                               6.75 02/15/2012
First Chicago NBD Capital I
Floating Rate Preferred Securities    1.68 02/01/2027
Ford Motor Credit Company Notes       6.50 01/25/2007
Fund American Companies, Inc.
Guaranteed Senior Notes               5.88 05/15/2013
General Electric Capital
Corporation Guaranteed Subordinated
Notes                                 7.88 12/01/2006
General Electric Capital
Corporation Note                      5.88 02/15/2012
General Electric Capital
Corporation Note                      4.63 09/15/2009
General Electric Capital
Corporation Series MTN                3.25 06/15/2009                               1,160,000     1,101,744
General Motors Acceptance
Corporation Bonds                     8.00 11/01/2031
General Motors Acceptance
Corporation Notes                     6.88 08/28/2012
Household Finance Corporation Bonds   7.35 11/27/2032
Household Finance Corporation Notes   6.50 01/24/2006
Household Finance Corporation Notes   6.38 11/27/2012
International Finance Corporation
Notes                                 4.75 04/30/2007
International Lease Finance
Corporation Notes                     5.88 05/01/2013
MetLife, Incorporated Debentures      3.91 05/15/2005
Morgan Stanley Notes                  5.30 03/01/2013
Morgan Stanley Tracers (b)            6.80 09/15/2012
National Rural Utilities
Cooperative Finance Corporation
Collateral Trust Notes                6.00 05/15/2006
Normandy Finance, Ltd. Yankee Notes
(b)                                   7.63 07/15/2008
Principal Life Global Funding I
Medium-Term Notes, Tranche #23 (b)    3.63 04/30/2008
Province of Quebec Notes              5.00 07/17/2009
Regency Centers LP Notes, 7.95%,
Due 1/15/11                           7.95 01/15/2011
Simon Property Group LP Notes,
7.125%, Due 2/09/09                   7.13 02/09/2009
SLM Corporation Medium-Term Notes,
Tranche #13                           3.63 03/17/2008
United Mexican States Yankee Notes    7.50 01/14/2012
US Bank National Association
Subordinated Notes                    6.30 02/01/2014

TOTAL FINANCIAL SERVICES                                               2,228,614                  4,085,492
                                                                 ----------------            ---------------

FOOD & KINDRED PRODUCTS--0.66%
Bottling Group LLC                    4.63 11/15/2012                                 725,000       701,095
Cadbury Schweppes US Finance LLC++    3.88 10/01/2008   1,050,000      1,029,656
Cia Brasileira De Bebidas++           8.75 09/15/2013   1,250,000      1,293,750
Conagra Incorporated                  7.00 10/01/2028     445,000        474,791
General Mills Incorporated            5.13 02/15/2007     505,000        525,115
Kellogg Company Series B              6.00 04/01/2006     455,000        480,137
Pepsi Bottling Group Incorporated
Series B                              7.00 03/01/2029     385,000        426,799
Pepsiamericas Incorporated            7.29 09/15/2026     774,000        838,814

TOTAL FOOD & KINDRED PRODUCTS                                          5,069,062                    701,095
                                                                 ----------------            ---------------

FOOD STORES--1.08%
Albertson's Incorporated              7.45 08/01/2029     725,000        779,483
Conagra Foods, Incorporated Notes     6.75 09/15/2011
Conagra Foods, Incorporated Senior
Notes                                 9.88 11/15/2005
General Mills Corporation Notes       8.75 09/15/2004
Kraft Foods, Incorporated Notes       5.25 06/01/2007
Kraft Foods, Incorporated Notes       5.25 10/01/2013
Kraft Foods, Incorporated Notes       4.63 11/01/2006
Kroger Company                        5.50 02/01/2013     960,000        955,353
Kroger Company                        7.50 04/01/2031                                 275,000       303,665
Kroger Company Notes                  6.75 04/15/2012
Kroger Company Senior Bonds           8.00 09/15/2029
Unilever Capital Corporation Notes    7.13 11/01/2010
Yum! Brands Incorporated              7.70 07/01/2012                                 960,000     1,097,544

TOTAL FOOD STORES                                                      1,734,836                  1,401,209
                                                                 ----------------            ---------------

FORESTRY--0.20%
Weyerhaeuser Company                  5.95 11/01/2008     810,000        856,053
Weyerhaeuser Company                  6.75 03/15/2012                                 365,000       394,319
Weyerhaeuser Company                  7.38 03/15/2032                                 545,000       588,994

TOTAL FORESTRY                                                           856,053                    983,313
                                                                 ----------------            ---------------

GENERAL MERCHANDISE STORES--0.21%
Federated Department Stores           6.63 04/01/2011     520,000        563,474
May Department Stores Company         8.00 07/15/2012     375,000        434,120
Wal-Mart Stores Incorporated          7.55 02/15/2030     820,000        979,250

TOTAL GENERAL MERCHANDISE STORES                                       1,976,844                          0
                                                                 ----------------            ---------------

HEALTH SERVICES--0.56%
Anthem Incorporated                   6.80 08/01/2012     830,000        908,793
Fresenius Medical Care Capital
Trust II Units                        7.88 02/01/2008
HCA, Incorporated Notes               8.75 09/01/2010
HCA Incorporated                      5.75 03/15/2014   1,465,000      1,360,134
Humana Incorporated                   6.30 08/01/2018     390,000        387,794
Medco Health Solutions Incorporated   7.25 08/15/2013                                 750,000       795,853
Unitedhealth Group Incorporated       4.88 04/01/2013     230,000        223,794

TOTAL HEALTH SERVICES                                                  2,880,515                    795,853
                                                                 ----------------            ---------------

HOLDING & OTHER INVESTMENT
OFFICES--1.64%
 Credit Suisse First Boston USA,
Incorporated Notes                    4.63 01/15/2008
 Credit Suisse First Boston USA,
Incorporated Notes                    5.88 08/01/2006
 Goldman Sachs Group, Incorporated
Notes                                 7.63 08/17/2005
Bear Stearns Companies,
Incorporated Senior Notes             6.75 12/15/2007
Chrysler Financial Company LLC
Series EMTN+/-                        1.32 04/27/2005   2,200,000      2,189,713
Citigroup, Incorporated Notes         5.50 08/09/2006
Citigroup, Incorporated
Subordinated Notes                    5.63 08/27/2012
Countrywide Home Loans,
Incorporated Medium-Term Notes,
Series K                              3.50 12/19/2005
Credit Suisse First Boston USA,
Incorporated Notes                    6.50 01/15/2012
Goldman Sachs Group, Incorporated
Notes                                 4.13 01/15/2008
Goldman Sachs Group, Incorporated
Senior Notes                          5.15 01/15/2014
Lehman Brothers Holdings,
Incorporated Notes,                   4.00 01/22/2008
Merrill Lynch & Company,
Incorporated Medium-Term Notes        2.07 06/12/2006
Merrill Lynch & Company,
Incorporated Medium-Term Notes
Tranche #312                          4.00 11/15/2007
Morgan Stanley Notes                  5.80 04/01/2007
National Rural Utilities
Cooperative Finance Corporation
Notes                                 5.75 08/28/2009
Prudential Funding LLC Series MTN++   6.60 05/15/2008   3,000,000      3,263,514
TRAC-X NA Limited Series Ser2++       4.25 03/25/2009   6,500,000      6,319,625
UFJ Finance Aruba AEC                 6.75 07/15/2013                                 275,000       281,354

TOTAL HOLDING & OTHER INVESTMENT
OFFICES                                                               11,772,852                    281,354
                                                                 ----------------            ---------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--0.17%
Tyco International Group SA           6.00 11/15/2013     675,000        683,711

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                                           683,711                          0
                                                                 ----------------            ---------------

INDUSTRIAL --1.21%
Alcoa, Incorporated Notes             7.25 08/01/2005
Anheuser Busch Companies,
Incorporated Notes                    5.38 09/15/2008
Cendant Corporation Senior Notes      6.25 01/15/2008
Chumash Casino & Resort Enterprise
Senior Notes (b)                      9.00 07/15/2010
DaimlerChrysler North America
Holding Corporation Notes             7.75 01/18/2011
FedEx Corporation Notes (b)           2.65 04/01/2007
FedEx Corporation Notes, (b)          2.65 04/01/2007
General Dynamics Corporation Notes    3.00 05/15/2008
General Motors Corporation Notes      7.20 01/15/2011
Harrahs Operating, Incorporated
Senior Notes                          7.13 06/01/2007
Hewlett Packard Company Notes         6.50 07/01/2012
Hutchison Whampoa International,
Ltd. Guaranteed Yankee Notes (b)      6.25 01/24/2014
Hutchison Whampoa International,
Ltd. Guaranteed Yankee Notes (b)      6.25 01/24/2014
International Game Technology
Senior Notes                          8.38 05/15/2009
International Paper Company Notes     5.85 10/30/2012
Kimberly-Clark Corporation Notes      4.50 07/30/2005
Mohegan Tribal Gaming Authority
Senior Subordinated Notes             8.00 04/01/2012
Procter & Gamble Company Notes        6.88 09/15/2006
Republic Services, Incorporated
Notes                                 7.13 05/15/2009
RR Donnelley & Sons Company Senior
Notes (b)                             4.95 04/01/2014
Target Corporation Notes              6.35 01/15/2011
The Gap, Incorporated Notes           6.90 09/15/2007
UST, Incorporated Notes               6.63 07/15/2012
UST, Incorporated Senior Notes        8.80 03/15/2005
Wal-Mart Stores, Incorporated Notes   4.13 02/15/2011
Wal-Mart Stores, Incorporated
Senior Notes                          6.88 08/10/2009
Waste Management, Incorporated
Senior Notes                          6.50 11/15/2008

TOTAL INDUSTRIAL                                                               0                          0
                                                                 ----------------            ---------------

INSURANCE AGENTS, BROKERS &
SERVICE--0.30%
Aegon NV                              4.75 06/01/2013     515,000        490,341
Allstate Corporation                  6.13 12/15/2032     395,000        386,857
PXRE Capital Trust I                  8.85 02/01/2027   1,220,000      1,220,000
Travelers Property and Casualty
Corporation Senior Notes              5.00 03/15/2013
Travelers Property Casualty
Corporation                           6.38 03/15/2033     555,000        542,422

TOTAL INSURANCE AGENTS, BROKERS &
SERVICE                                                                2,639,620                          0
                                                                 ----------------            ---------------

INSURANCE CARRIERS--1.00%
AMBAC Financial Group Incorporated    9.38 08/01/2011     605,000        756,623
American International Group Series
MTNF                                  2.85 12/01/2005     480,000        481,742
Assurant Incorporated++               6.75 02/15/2034     590,000        579,833
Fidelity National Financial
Incorporated                          5.25 03/15/2013     600,000        582,953
Hartford Financial Services Group     4.75 03/01/2014     390,000        366,537
John Hancock Financial Services
Incorporated                          5.63 12/01/2008     460,000        484,336
MBIA Incorporated                     9.38 02/15/2011     415,000        522,889
MetLife Incorporated                  5.38 12/15/2012     525,000        530,859
Nationwide CSN Trust++                9.88 02/15/2025     880,000        959,226
Odyssey Re Holdings                   7.65 11/01/2013     565,000        604,823
Principal Life Incorporated Funding   3.20 04/01/2009   1,370,000      1,304,713
Prudential Financial Incorporated
Series MTN                            3.75 05/01/2008     950,000        941,634
Safeco Corporation                    4.88 02/01/2010     560,000        568,792
WR Berkley Corporation                5.13 09/30/2010     520,000        520,594

TOTAL INSURANCE CARRIERS                                               9,205,554                          0
                                                                 ----------------            ---------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES--0.31%
General Electric Company              5.00 02/01/2013                                 665,000       653,419
Tyco International Group SA           6.38 10/15/2011                               2,130,000     2,239,133

TOTAL MISCELLANEOUS MANUFACTURING
INDUSTRIES                                                                     0                  2,892,552
                                                                 ----------------            ---------------

MOTION PICTURES--0.12%
Time Warner Entertainment Companies
LP                                    8.38 07/15/2033                                 935,000     1,094,029

TOTAL MOTION PICTURES                                                          0                  1,094,029
                                                                 ----------------            ---------------

NATIONAL SECURITY & INTERNATIONAL
AFFAIRS--0.16%
Goodrich Corporation                  7.63 12/15/2012     850,000        953,839

TOTAL NATIONAL SECURITY &
INTERNATIONAL AFFAIRS                                                    953,839                          0
                                                                 ----------------            ---------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--4.94%
American Express Credit Corporation   3.00 05/16/2008     715,000        685,356
American General Finance
Corporation Series MTN                4.00 03/15/2011     655,000        619,182
American General Finance
Corporation Series MTNH               2.75 06/15/2008   1,435,000      1,353,439
Boeing Capital Corporation            6.10 03/01/2011     545,000        572,164      700,000       734,890
CIT Group Incorporated Series MTN     4.75 12/15/2010     740,000        724,803
CIT Group Incorporated Series MTN+/-  1.25 04/19/2006   2,860,000      2,858,556
Citigroup Incorporated                6.00 10/31/2033                                 410,000       390,445
Countrywide Home Loans Incorporated   3.25 05/21/2008   2,410,000      2,316,788
Ford Motor Credit Company             7.38 02/01/2011   2,715,000      2,854,880
Ford Motor Credit Company             7.00 10/01/2013     840,000        843,072      830,000       833,035
Ford Motor Credit Company             7.38 10/28/2009                               1,240,000     1,317,195
Ford Motor Credit Company+/-          1.01 08/15/2048                                 300,000       297,039
Ford Motor Credit Company+/-          3.05 10/25/2004                                 625,000       628,483
General Electric Capital Corporation  3.50 05/01/2008                               1,420,000     1,394,545
General Electric Capital
Corporation Series MTNA               6.75 03/15/2032   2,130,000      2,269,306
General Motors Acceptance
Corporation                           6.75 01/15/2006   1,730,000      1,819,476
General Motors Acceptance
Corporation                           6.88 09/15/2011   2,735,000      2,786,415    2,210,000     2,251,546
Household Finance Corporation         5.75 01/30/2007                               1,650,000     1,742,347
Household Finance Corporation         7.63 05/17/2032                                 255,000       295,409
Household Finance Corporation         8.00 07/15/2010   1,955,000      2,264,781
International Lease Finance
Corporation                           5.75 02/15/2007     515,000        545,438
John Deere Capital Corporation        7.00 03/15/2012     535,000        597,166
MBNA Corp Corporation Series MTN      5.63 11/30/2007     480,000        502,328
SLM Corporation Series MTN+/-         1.39 07/25/2007   1,955,000      1,958,103
SLM Corporation Series MTNA           5.00 10/01/2013                                 370,000       355,300

TOTAL NON-DEPOSITORY CREDIT
INSTITUTIONS                                                          25,571,253                 10,240,234
                                                                 ----------------            ---------------

OIL & GAS EXTRACTION--0.74%
Anadarko Petroleum Corporation        7.20 03/15/2029     370,000        405,024
Burlington Resources Finance Company  7.40 12/01/2031     695,000        786,346
ChevronTexaco Capital Company Notes   3.50 09/17/2007
ConocoPhillips                        8.75 05/25/2010   1,445,000      1,745,382
Conocophillips                        5.90 10/15/2032                                 275,000       264,378
Encana Corporation                    4.75 10/15/2013                                 535,000       503,097
Nexen Incorporated                    7.88 03/15/2032     490,000        569,139
Nexen Incorporated                    5.05 11/20/2013     285,000        272,490
Occidental Petroleum Corporation      6.75 01/15/2012     345,000        378,931
Occidental Petroleum Corporation      8.45 02/15/2029     335,000        425,571
Occidental Petroleum Corporation
Senior Notes                          6.50 04/01/2005
Pan American Energy LLC Yankee Notes  6.63 09/15/2005
Petroleos Mexicanos Yankee Notes      6.50 02/01/2005
Pioneer Natural Resources Company
Senior Notes                          6.50 01/15/2008
Transocean Sedco Forex Corporation
Notes                                 6.75 04/15/2005
Valero Energy Corporation Notes       4.75 06/15/2013

TOTAL OIL & GAS EXTRACTION                                             4,582,883                    767,475
                                                                 ----------------            ---------------

PETROLEUM REFINING & RELATED
INDUSTRIES--1.08%
Alberta Energy Company Limited        7.38 11/01/2031                                 555,000       615,347
Amerada Hess Corporation              7.30 08/15/2031                                 745,000       751,939
CenterPoint Energy Resources
Corporation Senior Notes, Series B    7.88 04/01/2013
Chesapeake Energy Corporation
Senior Notes                          7.50 07/15/2010
Devon Energy Corporation Senior
Debentures                            7.95 04/15/2032
Keyspan Corporation                   7.63 11/15/2010     600,000        690,896
Peabody Energy Corporation Senior
Notes                                 6.88 03/15/2013
Pemex Project Funding Master Trust
Guaranteed Notes                      6.13 08/15/2008
Plains All American Pipeline LP
Senior Notes                          7.75 10/15/2012
Texas Eastern Transmission
Corporation Notes                     5.25 07/15/2017
Transocean Sedco Forex Corporation
Bonds                                 7.50 04/15/2031
Valero Energy Corporation Notes       4.75 06/15/2013

TOTAL PETROLEUM REFINING & RELATED
INDUSTRIES                                                               690,896                  1,367,286
                                                                    ----------------            --------------

PRIMARY METAL INDUSTRIES--0.14%
Alcoa Incorporated                    5.38 01/15/2013     565,000        568,254
International Steel Group Senior
Notes (b)                             6.50 04/15/2014

TOTAL PRIMARY METAL INDUSTRIES                                           568,254                          0
                                                                 ----------------            ---------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.25%
Boise Cascade Corporation Senior
Notes                                 6.50 11/01/2010
Dex Media Incorporated++              8.00 11/15/2013     300,000        285,750
Georgia-Pacific Corporation Senior
Notes                                 8.88 02/01/2010
Viacom Incorporated                   7.88 07/30/2030     450,000        537,777

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                               823,527                          0
                                                                 ----------------            -----------------

RAILROAD TRANSPORTATION--0.58%
Burlington Northern Santa Fe
Corporation Notes, 7.125%, Due
12/15/10                              7.13 12/15/2010
Canadian National Railway Company     6.38 10/15/2011     515,000        554,767
Canadian National Railway Company     7.38 10/15/2031                                 980,000     1,123,839
Union Pacific Corporation             6.50 04/15/2012   1,190,000      1,280,145
Union Pacific Corporation             6.25 05/01/2034                                 995,000       968,709
Union Pacific Corporation Notes       5.75 10/15/2007
Union Pacific Corporation Notes,
5.75%, Due 10/15/07                   5.75 10/15/2007

TOTAL RAILROAD TRANSPORTATION                                          1,834,912                  2,092,548
                                                                 ----------------            ---------------

REAL ESTATE--0.70%
Archstone-Smith Operating Trust       3.00 06/15/2008     595,000        565,224
Health Care Property Investors
Incorporated                          6.45 06/25/2012                                 680,000       727,337
Healthcare Realty Trust               5.13 04/01/2014                               1,435,000     1,330,366
iStar Financial Incorporated++        4.88 01/15/2009     700,000        667,251
Rouse Company                         5.38 11/26/2013     680,000        651,493
Simon Property Group LP               6.35 08/28/2012     780,000        821,891
Spieker Properities Incorporated      6.75 01/15/2008     420,000        456,174
Vornado Realty Trust                  4.75 12/01/2010     700,000        682,680
Weingarten Realty Investors Series
MTNA                                  4.86 01/15/2014     580,000        548,459

TOTAL REAL ESTATE                                                      4,393,172                  2,057,703
                                                                   -------------            ---------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES--2.91%
Bear Stearns Company Incorporated     5.70 01/15/2007   2,170,000      2,288,256
Citigroup Incorporated                5.13 05/05/2014                                 715,000       697,458
Citigroup Incorporated+/-             6.00 06/04/2007   1,650,000      1,650,000
Credit Suisse FB USA Incorporated     4.70 06/01/2009   1,420,000      1,422,718
Goldman Sachs Capital                 6.35 02/15/2034     905,000        850,771
Goldman Sachs Group Incorporated      3.88 01/15/2009   1,230,000      1,198,021
Goldman Sachs Group Incorporated      4.75 07/15/2013   2,080,000      1,945,156      950,000       888,412
Jefferies Group Incorporated          7.75 03/15/2012     767,000        866,135
JP Morgan Chase & Company             4.00 02/01/2008                               2,240,000     2,237,932
JP Morgan Chase & Company             6.75 02/01/2011                                 785,000       855,740
JP Morgan Chase & Company             6.63 03/15/2012   2,000,000      2,173,994
Lehman Brothers Holdings
Incorporated                          6.63 01/18/2012   1,615,000      1,746,879
Merril Lynch & Company Incorporated   6.00 02/17/2009   1,465,000      1,558,145
Merrill Lynch & Company               4.13 01/15/2009                                 530,000       521,937
Morgan Stanley                        3.88 01/15/2009     840,000        817,312
Morgan Stanley                        4.75 04/01/2014   2,080,000      1,912,483      890,000       818,322
Morgan Stanley                        6.75 04/15/2011   2,165,000      2,363,875

TOTAL SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES                                         20,793,745                  6,019,801
                                                                 ----------------            ---------------

TELECOMMUNICATIONS--0.12%
Sprint Capital Corporation            6.00 01/15/2007                               1,035,000     1,087,993

TOTAL TELECOMMUNICATIONS                                                       0                  1,087,993
                                                                 ----------------            ---------------

TRANSPORTATION EQUIPMENT--0.92%
Daimler Chrysler NA Holding
Corporation                           6.50 11/15/2013                                 635,000       643,462
Daimlerchrysler NA Holdings
Corporation                           7.30 01/15/2012     500,000        541,813
Daimlerchrysler NA Holdings
Corporation                           7.20 09/01/2009   1,220,000      1,320,013
Daimlerchrysler NA Holdings Series
MTN                                   1.87 05/24/2006   1,795,000      1,794,246
DaimlerChrysler North America
Holding Corporation Guaranteed Notes  4.05 06/04/2008
DaimlerChrysler North America
Holding Corporation Notes, Tranche
#1                                    7.38 09/15/2006
General Motors Corporation            8.38 07/15/2033     525,000        546,415
Northrop Grumman Corporation          7.13 02/15/2011     505,000        564,391
Raytheon Company                      6.75 08/15/2007     605,000        656,518

TOTAL TRANSPORTATION EQUIPMENT                                         5,423,396                    643,462
                                                                 ----------------            -----------------

WASTE MANAGEMENT--0.19%
Waste Management, Incorporated
Senior Notes                          6.38 11/15/2012
Waste Management, Incorporated
Senior Notes                          7.38 08/01/2010
Allied Waste North America,
Incorporated Senior Secured Notes     8.88 04/01/2008

TOTAL WASTE MANAGEMENT                                                         0                          0
                                                                 ----------------            ---------------

WATER TRANSPORTATION--0.15%
Overseas Shipholding Group            7.50 02/15/2024     700,000        644,875
Republic Services Incorporated        6.75 08/15/2011     705,000        768,790

TOTAL WATER TRANSPORTATION                                             1,413,665                          0
                                                                 ----------------            ---------------

WHOLESALE TRADE NON-DURABLE
GOODS--0.08%
Unilever Capital Corporation          6.88 11/01/2005     705,000        747,999

TOTAL WHOLESALE TRADE NON-DURABLE
GOODS                                                                    747,999                          0
                                                                 ----------------            ---------------

TOTAL CORPORATE BONDS & NOTES (COST
$350,557,995)                                                        164,682,942                 65,678,148
                                                                 ----------------            -----------------

MORTGAGE-BACKED SECURITIES--0.99%
Commercial Mortgage Pass-Through
Certificate Series 2003-LB1A Class
X2++(c)+/-                            1.63 06/10/2010  24,831,444      1,701,324
Credit Suisse First Boston Mortgage
Securities Corporation Series
2004-C1 Class AX++(c)+/-              0.08 01/15/2037  38,564,034        883,572
Lehman Brothers-UBS Commercial
Mortgage Obligation Series C3 Class
X Class++(c)+/-                       0.24 02/15/2037  30,243,702        895,516
Wachovia Bank Commercial Mortgage
Trust Series 2002 C1++(c)+/-          0.32 04/15/2034  75,630,749      2,254,144
Wachovia Bank Commercial Mortgage
Trust Series 2003 C4 Xp++(c)+/-       1.02 04/15/2035  44,077,651      1,988,281
Washington Mutual Asset Securities
Corporation Series 2003-C1A Class
X++(c)+/-                             3.33 01/25/2035  11,099,472      1,435,639

TOTAL MORTGAGE-BACKED SECURITIES
(COST $9,170,875)                                                      9,158,476                          0
                                                                 ----------------            ---------------

FOREIGN GOVERNMENT BONDS--2.32%
America Movil SA de CV++              5.50 03/01/2014   2,105,000      1,945,441
CHC Helicopter Corporation++          7.38 05/01/2014     615,000        599,625
Chile Government International Bond   5.50 01/15/2013     540,000        539,190
Dai-Ichi Mutual Life++                5.73 03/17/2014     525,000        499,829
Malaysia Government International
Bond                                  8.75 06/01/2009     455,000        538,174
Mexico Government International
Bond Series MTN                       6.38 01/16/2013                               1,605,000     1,605,000
Nationwide Building Society++         2.63 01/30/2007   2,355,000      2,295,475
New Brunswick Province                3.50 10/23/2007                               1,100,000     1,100,600
Preferred Term Securities XIII
Class B-3+++/-                        4.63 03/24/2034   2,610,000      2,487,069
Quebec Province                       4.88 05/05/2014                                 825,000       799,725
Republic of South Africa              6.50 06/02/2014   1,075,000      1,070,969
Telefonos de Mexico SA                4.50 11/19/2008     245,000        237,307
TXU Australia Holdings++              6.15 11/15/2013                                 920,000       954,655
Unibanco-Uniao de Banco++             7.38 12/15/2013     385,000        346,500
United Mexican States Yankee Notes    8.63 03/12/2008
United Mexican States Series MTNA     7.50 04/08/2033   2,806,000      2,721,820
United Utilities                      5.38 02/01/2019     535,000        497,214

TOTAL FOREIGN GOVERNMENT BONDS
(COST $22,079,851)                                                    13,778,613                  4,459,980
                                                                 ----------------            ---------------

BOND FUND--1.92%
iShares GS Investop Corporate Bond
Fund                                                      164,000     17,712,000

TOTAL BOND FUND (COST $18,040,984)                                    17,712,000                          0
                                                                 ----------------            ---------------

AFFILIATED BOND FUNDS--1.80%
Wells Fargo High Yield Bond Fund
Class A++                                                1,588,813     16,603,091

TOTAL AFFILIATED BOND FUNDS (COST
$16,685,417)                                                          16,603,091                          0
                                                                 ----------------            ---------------

US GOVERNMENT AGENCY
SECURITIES--37.79%
FEDERAL HOME LOAN MORTGAGE
CORPORATION--11.28%
FHLMC                                 7.00 03/15/2010   4,000,000      4,499,780
FHLMC                                 3.38 04/15/2009   2,755,000      2,651,426
FHLMC                                 5.13 07/15/2012
FHLMC                                10.50 08/01/2019
FHLMC                                 6.63 09/15/2009                              14,953,000    16,538,257
FHLMC                                 5.50 09/15/2011   2,285,000      2,369,870
FHLMC                                 4.23 10/25/2043
FHLMC                                 4.30 10/25/2043
FHLMC                                 7.50 12/01/2011
FHLMC                                 7.50 12/01/2011
FHLMC                                 2.88 12/15/2006                              11,629,000    11,550,225
FHLMC #789483                         5.67 06/01/2032
FHLMC #865469                         6.11 08/01/2025
FHLMC #B10796                         5.00 12/01/2018                                 395,431       395,904
FHLMC #B11772                         5.00 01/01/2019                                 721,795       722,657
FHLMC #B11773                         5.00 01/01/2019                                 228,600       228,873
FHLMC #B11838                         5.00 01/01/2019                                 781,971       782,905
FHLMC #B11840                         5.00 01/01/2019                                 600,699       601,416
FHLMC #B11857                         5.00 01/01/2019                               1,992,354     1,994,734
FHLMC #B11858                         5.00 01/01/2019                               2,401,675     2,404,544
FHLMC #B11859                         5.00 01/01/2019                               1,540,203     1,542,042
FHLMC #B12151                         5.00 02/01/2019                                 852,795       853,813
FHLMC #B12316                         5.00 02/01/2019                               1,973,600     1,974,361
FHLMC #B12785                         5.00 03/01/2019                                 241,615       241,708
FHLMC #B12801                         5.00 03/01/2019                                 269,173       269,277
FHLMC #B12856                         5.00 03/01/2019                                 288,838       288,949
FHLMC #B12950                         5.00 03/01/2019                                 311,165       311,285
FHLMC #B12951                         5.00 03/01/2019                                 213,151       213,405
FHLMC #B12978                         5.00 03/01/2019                               1,406,212     1,406,754
FHLMC #B12997                         4.50 03/01/2019                               2,782,905     2,721,739
FHLMC #C10444                         6.00 01/01/2033   2,024,154      2,060,164
FHLMC #C65576                         7.50 04/01/2032   2,237,127      2,399,149
FHLMC #C90583                         6.00 10/01/2022                                 922,508       948,192
FHLMC #C90588                         5.50 11/01/2022                                 373,591       377,076
FHLMC #C90606                         5.50 01/01/2023                                 379,702       383,244
FHLMC #C90645                         5.50 03/01/2023                                 291,818       294,322
FHLMC #D95720                         5.50 11/01/2022                                 327,868       330,927
FHLMC #E97128                         5.00 06/01/2018                                 269,895       270,217
FHLMC #E97433                         5.00 07/01/2018                               1,074,863     1,076,146
FHLMC #E99373                         5.00 10/01/2018                                 361,849       362,281
FHLMC #E99463                         5.00 10/01/2018                                 334,067       334,466
FHLMC #G01647                         4.00 01/01/2034                               2,064,515     1,827,005
FHLMC #M80895                         5.00 01/01/2011                               3,140,774     3,199,176
FHLMC #M80910                         5.00 02/01/2011                                 348,842       355,137
FHLMC #M80911                         4.00 04/01/2011                               4,620,001     4,527,228
FHLMC #M80913                         5.00 04/01/2011                                 123,097       125,318
FHLMC #M80914                         5.00 03/01/2011                                 367,263       373,890
FHLMC #M80916                         4.00 05/01/2011                               4,850,000     4,752,607
FHLMC #M90909                         3.50 03/01/2009                                 732,876       722,427
FHLMC #M90913                         3.50 04/01/2009                               5,623,060     5,542,886
FHLMC #M90918                         3.50 05/01/2009                               1,600,000     1,577,187
FHLMC                                 6.88 09/15/2010
FHLMC Series 2545 Class HT            4.50 04/15/2018                               1,262,687     1,269,630
FHLMC Series 2635 Class DG            4.50 01/15/2018                               1,189,402     1,155,965
FHLMC TBA %%                          4.50 06/15/2019
FHLMC TBA%%                           4.00 06/01/2011                                 828,000       809,370

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION                                                           13,980,389                 75,657,545
                                                                 ----------------            ---------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION--24.66%
FNMA                                  7.13 01/15/2030   1,400,000      1,617,375
FNMA                                  2.38 02/15/2007   4,700,000      4,588,478
FNMA                                  8.00 03/01/2013
FNMA                                  4.67 04/01/2014
FNMA                                  8.00 04/01/2017
FNMA                                  5.25 04/15/2007
FNMA                                  8.00 04/25/2022
FNMA                                  8.50 05/01/2026
FNMA                                  6.00 05/15/2011
FNMA                                  6.25 05/15/2029   1,600,000      1,668,488
FNMA                                  9.50 06/01/2005
FNMA                                  8.00 06/01/2012
FNMA                                  9.50 06/25/2019
FNMA                                  8.33 07/15/2020
FNMA                                  3.25 08/15/2008   2,100,000      2,039,438
FNMA                                  8.00 09/01/2023
FNMA                                  6.63 10/15/2007                               7,706,000     8,437,500
FNMA                                  4.63 10/15/2013
FNMA                                  8.50 11/01/2026
FNMA                                  6.23 12/01/2008
FNMA                                  6.00 12/01/2014
FNMA                                  9.00 12/01/2016
FNMA                                  9.50 12/25/2041
FNMA #759436                          6.50 01/01/2034                                 946,271       980,471
FNMA #254190                          5.50 02/01/2009     972,729        991,703
FNMA #254513                          6.00 10/01/2022                                 540,707       555,546
FNMA #254544                          6.00 11/01/2022                               1,039,570     1,068,099
FNMA #254688                          5.50 03/01/2023   2,190,501      2,207,212    3,899,798     3,929,549
FNMA #254765                          6.50 05/01/2033                               2,962,869     3,069,954
FNMA #254831                          5.00 08/01/2023   3,156,691      3,103,370
FNMA #254963                          5.50 10/01/2023                               3,365,843     3,391,520
FNMA #255047                          5.50 01/01/2024                                  60,718        61,182
FNMA #323756                          6.20 05/01/2009
FNMA #357464                          4.50 12/01/2018   1,886,708      1,847,234
FNMA #488341                          6.50 04/01/2029     536,982        557,331
FNMA #520842                          8.00 11/01/2029     392,102        428,759
FNMA #545026                          6.50 06/01/2016     825,483        871,972
FNMA #545460                          5.80 11/01/2031
FNMA #545814                          6.50 08/01/2032   1,280,861      1,327,152
FNMA #555138                          6.00 01/01/2023                               3,747,660     3,850,507
FNMA #555531                          5.50 06/01/2033   3,425,404      3,398,497
FNMA #555867                          5.50 11/01/2023                               4,376,669     4,410,058
FNMA #584829                          6.00 05/01/2016     832,668        865,402
FNMA #646644                          6.17 06/01/2032
FNMA #669345                          6.50 11/01/2032                                 360,314       373,336
FNMA #725238                          5.00 03/01/2034                              10,667,727    10,271,277
FNMA #743673                          6.50 11/01/2033                               1,556,072     1,612,312
FNMA #743965                          6.50 11/01/2033                                 605,585       627,473
FNMA #746299                          4.14 09/01/2033   3,257,309      3,229,803
FNMA #746320                          3.76 10/01/2033   2,446,416      2,423,755
FNMA #751927                          3.75 09/01/2033   1,725,107      1,710,282
FNMA #754308                          6.50 12/01/2033                                  67,061        69,485
FNMA #756761                          5.50 03/01/2024                               1,390,252     1,400,858
FNMA #758879                          6.50 01/01/2034                                 148,140       153,495
FNMA #759002                          6.50 01/01/2034                                 159,581       165,348
FNMA #763140                          4.24 12/01/2033   2,036,483      2,038,513
FNMA Series 2002-82 Class XJ          4.50 09/25/2012                               1,748,000     1,779,350
FNMA Series 2002-85 Class PA          5.50 01/25/2022                               1,315,232     1,334,871
FNMA Series 2003-13 Class GA          4.50 06/25/2032                               3,513,827     3,562,791
FNMA Series 2003-17 Class PQ          4.50 03/25/2016                                 918,000       931,666
FNMA Series 2003-24 Class PA          4.50 11/25/2009                               7,241,484     7,348,291
FNMA Series 2003-32 Class KA          5.00 07/25/2013                               1,570,331     1,606,257
FNMA Series 2003-41 Class YN          4.00 05/25/2017                                 278,171       281,834
FNMA Series 2003-79 Class KA          3.75 05/25/2011                               2,081,435     2,097,377
FNMA Series 2003-92 Class VH          5.00 02/25/2019                               1,520,000     1,413,587
FNMA Series 2004-29 Class AB          4.50 10/25/2018                               7,044,385     6,966,884
FNMA Series 2004-29 Class L           4.00 09/25/2017                               4,510,013     4,417,190
FNMA Series 2004-30 Class EG          4.50 01/25/2018                               3,757,313     3,741,855
FNMA Series 2004-40 Class BA          4.50 09/25/2018                               2,463,987     2,436,138
FNMA TBA%%                            5.00 06/01/2018                               5,310,000     5,303,362
FNMA TBA%%                            4.50 06/01/2019                               3,021,000     2,949,251
FNMA TBA%%                            5.50 06/01/2032                               5,342,000     5,286,913
FNMA TBA%%                            5.00 06/01/2034                               3,012,000     2,893,403

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION                                                           34,914,764                 98,778,990
                                                                 ----------------            ---------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION--1.85%
GNMA                                  8.00 12/15/2017
GNMA #3489                            6.00 12/20/2033                               4,572,124     4,656,777
GNMA #604556                          5.50 08/15/2033   3,085,068      3,071,307
GNMA #781123                          7.00 12/15/2029   1,472,285      1,559,482
GNMA TBA%%                            6.00 06/01/2034                               5,589,000     5,688,551

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION                                                            4,630,789                 10,345,328
                                                                 ----------------            ---------------

TOTAL US GOVERNMENT AGENCY
SECURITIES (COST $348,890,066)                                        53,525,942                184,781,863
                                                                 ----------------            ---------------

MUNICIPAL BONDS--0.76%
Austin, Texas Electric Utility
System Revenue Refunding              5.50 11/15/2016
California GO                         6.30 10/01/2007
Tobacco Settlement Financing
Corporation Revenue                   4.00 06/01/2006
Tobacco Settlement Financing
Corporation Revenue                   5.00 06/01/2009

TOTAL MUNICIPAL BONDS (COST
$7,184,428)                                                                    0                          0
                                                                 ----------------            ---------------

US TREASURY SECURITIES--7.38%
US TREASURY BILLS--0.12%
US Treasury Bill (d)                  1.34 11/18/2004     600,000        596,095
US Treasury Bill (d)                  0.91 06/24/2004

TOTAL US TREASURY BILLS                                                  596,095                          0
                                                                 ----------------            ---------------

US TREASURY BONDS--3.73%
US Treasury Bond                      5.75 02/15/2020
US Treasury Bond                      7.13 02/15/2023                               6,362,000     7,668,946
US Treasury Bond                      5.50 02/15/2031
US Treasury Bond                      5.38 02/15/2031                               1,102,000     1,106,089
US Treasury Bond                      6.25 08/15/2023                               1,828,000     2,011,800
US Treasury Bond                      7.63 08/15/2028
US Treasury Bond                      8.50 11/15/2021
US Treasury Bond                      8.00 11/15/2022
US Treasury Bond                      6.13 11/15/2027                               8,317,000     9,063,259

TOTAL US TREASURY BONDS                                                        0                 19,850,094
                                                                 ----------------            ---------------

US TREASURY NOTES--3.53%
US Treasury Note                      2.25 04/30/2006                                   2,000         1,991
US Treasury Note                      3.13 04/15/2009   5,620,000      5,457,329    2,566,000     2,491,727
US Treasury Note                      3.88 05/15/2009     380,000        381,262
US Treasury Note                      4.00 02/15/2014   5,905,000      5,613,441    1,288,000     1,224,405
US Treasury Note                      4.75 05/15/2014   3,855,000      3,883,912    5,802,000     5,845,515

TOTAL US TREASURY NOTES                                               15,335,944                  9,563,638
                                                                 ----------------            ---------------

TOTAL US TREASURY SECURITIES (COST
$68,861,110)                                                          15,932,039                 29,413,732
                                                                 ----------------            ---------------

COMMON STOCKS--0.00%
NATG Holdings LLC/Orius Capital
Corporation (Acquired 4/15/04; Cost
$555,556) (b) (e) (f):
OpTel, Incorporated Non-Voting
(Acquired 4/14/98; Cost $20,000)
(b) (e) (f)

TOTAL COMMON STOCKS (COST $575,556)                                            0                          0
                                                                 ----------------            ---------------

WARRANTS--0.00%
NATG Holdings LLC/Orius Capital
Corporation Class A, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)
NATG Holdings LLC/Orius Capital
Corporation Class B, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)
NATG Holdings LLC/Orius Capital
Corporation Class C, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)

TOTAL WARRANTS (COST $0)                                                       0                          0
                                                                 ----------------            ---------------

COLLATERAL FOR SECURITIES
LENDING--22.91%
Collateral for Security Lending                                       66,418,810                125,208,886
Navigator Prime Portfolio (a)

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $211,253,364)                                           66,418,810                125,208,886
                                                                 ----------------            ---------------


SHORT-TERM INVESTMENTS--3.90%
MUTUAL FUND--0.50%
Wells Fargo Money Market Trust~                         4,587,650      4,587,650

TOTAL MUTUAL FUND                                                      4,587,650                          0
                                                                 ----------------            ---------------

REPURCHASE AGREEMENTS--3.37%
Bear Stearns Company Incorporated -
102% Collateralized By US
Government Securities                 1.08 06/01/2004                              13,771,000    13,771,000
Greenwich Capital Market
Incorporated - 102% Collateralized
By US Government Securities           1.08 06/01/2004                               1,782,000     1,782,000
ABN AMRO Incorporated (Dated
3/31/04) (Repurchase Proceeds
$14,000,393; Collateralized by:
United States Government & Agency
Issues  (a)                           1.01 06/01/2004
State Street Bank (Dated 3/31/04)
(Repurchase Proceeds $1,449,630);
Collateralized by United States
Government & Agency Issues  (a)       0.75 06/01/2004

TOTAL REPURCHASE AGREEMENTS                                                    0                 15,553,000
                                                                 ----------------            ---------------

UNITED STATES GOVERNMENT & AGENCY
ISSUES--0.03%
FHLMC Guaranteed Interest Only
Mortgage Participation Certificates   5.50 12/25/2004

TOTAL UNITED STATES GOVERNMENT &
AGENCY ISSUES                                                                  0                          0
                                                                 ----------------            ---------------

TOTAL SHORT-TERM INVESTMENTS (COST
$35,929,094)                                                           4,587,650                 15,553,000
                                                                 ----------------            ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,202,650,178)--129.79%                                       404,504,446                450,265,356

OTHER ASSETS AND LIABILITIES,
NET---(29.79)%                                                      (66,507,730)              (137,431,114)
                                                                 ----------------            ---------------

TOTAL NET ASSETS--100.0%                                             337,996,716                312,834,242
                                                                 ----------------            -----------------

SCHEDULE OF SECURITIES SOLD SHORT -
MAY 31, 2004--(0.78)%
FNMA TBA%%                            5.50 06/01/2034                             (3,300,000)   (3,265,970)
FNMA TBA%%                            4.50 06/01/2019                             (3,021,000)   (2,949,251)
FNMA TBA%%                            5.00 06/01/2034                             (993,000)     (953,901)

TOTAL SECURITIES SOLD SHORT (COST
$(7,154,784))                                                                                  (7,169,122)


++   Security of an affiliate of the fund with a cost of $16,685,417.

(c) Interest-only securities entitle holders to recieve only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows.
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
%%   Securities issued on a when-issued (TBA) basis, total cost $75,517,153.
+/-  Variable rate securities.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Restricted Security.
(d) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(e) Non-Income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment or principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.
(f)  Illiquid Security.

(1)  To reflect the disposition of prohibited holdings





PRO FORMA SCHEDULE OF INVESTMENTS
(CONTINUED)
MAY 31, 2004 (UNAUDITED)


                                                          PRO FORMA                     PRO FORMA
                                                          ADJUSTMENT                    COMBINED
                                                       --------------------------------------------------
                                                                               SHARES OR
                                    INTEREST MATURITY                           PRINCIPAL    VALUE
                                      RATE      DATE                             AMOUNT
                                    --------------------                       --------------------------
ASSET-BACKED SECURITIES--9.27%
ABN AMRO Mortgage Corporation
Variable Rate Pass-Thru
Certificates, Series 2002-1A, Class
IIA-3                                 5.35 06/25/2032                             863,473     875,518
American Express Credit Account
Master Trust Series 2004-3 Class A    4.35 12/15/2011                           1,139,000   1,141,670
Americredit Automobile Receivables
Trust Series 2002-C Class A4          3.55 02/12/2009                             260,000     262,330
Americredit Automobile Series
2003-DM Class A4                      2.84 08/06/2010                           1,530,000   1,512,543
Bank of America Mortgage
Securities, Incorporated Variable
Rate Pass-Thru Certificates, Series
2002-E, Class A-1                     6.62 06/20/2031                             445,081     453,530
Capital Auto Receivables Asset
Trust Series 2004-1 Class A3          2.00 11/15/2007                           3,309,000   3,263,339
Capital One Auto Finance Trust
Series 2003-B Class A4                3.18 09/15/2010                           2,155,000   2,129,021
Chase Funding Mortgage Loan
Asset-Backed Series 2003-5 Class
1A1+/-                                1.22 04/25/2018                           3,016,821   3,017,796
Chase Manhattan Auto Owner Trust
Series 2004-A Class A3                2.08 05/15/2008                           2,030,000   2,005,392
 Citibank Credit Card Issuance
Trust Notes Series 2001-A8, Class A8  4.10 12/07/2006                           8,955,000   9,072,414
Citibank Credit Card Issuance Trust
Series 2000-A3 Class A3               6.88 11/16/2009                           1,800,000   1,983,372
Citibank Credit Card Issuance Trust
Series 2003-A10 Class A10             4.75 12/10/2015                           4,410,000   4,243,056
Citibank Credit Card Issuance Trust
Series 2003-A6 Class A6               2.90 05/17/2010                           1,415,000   1,361,216
Citibank Credit Card Issuance Trust
Series 2004-A1 Class A1               2.55 01/20/2009                           3,185,000   3,126,262
Connecticut RRB Special Purpose
Trust Cl&P Series 1 Class A5          6.21 12/30/2011                             200,000     216,436
Credit Suisse First Boston Mortgage
Securities Corporation Commercial
Mortgage Pass-Thru Certificates,
Series 1997-C2, Class A-2             6.52 01/17/2035                           2,280,084   2,357,930
Credit Suisse First Boston Mortgage
Securities Corporation Variable
Rate Mortgage Pass-Thru
Certificates, Series 2002-AR17,
Class 2-A-1                           5.61 12/19/2039                             248,491     250,230
CWMBS, Incorporated Variable Rate
Mortgage Pass-Thru Certificates,
Series 2001-HYB1, Class 2A1           4.62 06/19/2031                             361,643     369,328
Delta Air Lines Incorporated Series
2002-1                                6.42 07/02/2012                             825,000     854,628
Financial Asset Securities
Corporation Floating Rate Trust
Certificates, Series 2003-1A (b)      1.45 09/27/2033                             859,515     859,515
First Franklin Mortgage Loan Trust
Variable Rate Asset-Backed
Certificates, Series 2002-FF1,
Class I-A-2 %%                        1.39 06/25/2032                           2,075,000   2,075,000
Ford Credit Auto Owner Trust Series
2002-D Class A2B+/-                   1.17 03/15/2005                             118,526     118,530
Ford Credit Auto Owner Trust Series
2003-A Class A3A                      2.20 07/17/2006                           3,200,000   3,206,583
Greenwich Capital Commercial
Funding Corporation Interest Only
Variable Rate Mortgage Pass-Thru
Certificates, Series 2002-C1, Class
XPB (b)                               1.76 01/11/2035                          24,000,000   1,458,750
Greenwich Capital Commercial
Funding Corporation Mortgage
Pass-Thru Certificates, Series
2004-GG1                              5.32 04/10/2014                           3,440,000   3,388,938
Household Automotive Trust Series
2003-2 Class A4                       3.02 12/17/2010                           1,870,000   1,838,462
John Deere Owner Trust Series
2004-A Class A4                       3.02 03/15/2011                           2,425,000   2,384,836
JP Morgan Chase Commercial Mortgage
Securities Corporation Interest
Only Mortgage Pass-Thru
Certificates, Series 2001-CIB2,
Class X2 (b)                          1.00 04/15/2035                          63,000,000   2,404,017
JP Morgan Chase Commercial Mortgage
Securities Corporation Variable
Rate Pass-Thru Certificates, Series
2004-C2, Class A3                     5.39 05/15/2041                           2,360,000   2,345,746
Master Adjustable Rate Mortgages
Trust Pass-Thru Certificates,
Series 2002-3, Class 4-A-1            6.17 10/25/2032                           1,132,332   1,153,934
MBNA Credit Card Master Note Trust
Series 2001-A1 Class A1               5.75 10/15/2008                             960,000   1,012,622
Metris Master Trust Floating Rate
Asset-Backed Securities, Series
1999-2, Class A,                      1.80 01/20/2010                           2,265,000   2,265,734
Morgan Stanley Capital ABS I,
Incorporated Trust Variable Rate
Mortgage Pass-Thru Certificates,
Series 2003-HE1, Class A3             1.41 05/25/2033                           2,349,365   2,349,365
Mountain Capital CLO I,
Ltd./Mountain Capital CLO I
Corporation Variable Rate Notes,
Series 1A, Class A-1 (b)              1.74 04/15/2011                           4,246,801   4,252,773
National City Auto Receivables
Trust Series 2004-A Class A3          2.11 07/15/2008                           1,115,000   1,101,829
National City Credit Card Master
Trust Series 2000-1 Class A+/-        1.25 08/15/2007                           4,470,000   4,477,981
Nomura Asset Acceptance Corporation
Variable Rate Mortgage Pass-Thru
Certificates, Series 2004-AP1,
Class A1                              1.30 03/25/2034                           2,747,153   2,747,153
Providian Gateway Master Trust
Series 2001-B Class A+++/-            1.40 04/15/2009                           2,200,000   2,204,404
Residential Accredit Loans,
Incorporated Mortgage-Backed
Pass-Thru Certificates, Series
2001-QS14, Class A6                   5.50 10/25/2031                              63,006      63,005
Residential Asset Mortgage
Products, Incorporated Interest
Only Asset-Backed Pass-Thru
Certificates, Series 2002-RS7,
Class A-IO,                           2.00 05/25/2005                          16,129,730     201,138
Residential Asset Securities
Corporation Variable Rate Home
Equity Mortgage Asset-Backed
Pass-Thru Certificates, Series
2004-KS1, Class AI1                   1.45 09/25/2020                           1,836,252   1,836,619
Structured Asset Securities
Corporation Floating Rate Mortgage
Pass-Thru Certificates, Series
1998-2, Class A                       1.56 02/25/2028                             516,297     516,619
Washington Mutual Mortgage
Pass-Thru Certificates Series
2002-AR4, Class A-7                   5.50 04/26/2032                           1,081,582   1,091,767
Washington Mutual Mortgage
Pass-Thru Certificates Series
2002-AR7, Class A-6                   5.53 07/25/2032                             547,655     553,422
World Omni Auto Receivables Trust
Series 2003-B Class A3                2.20 01/15/2008                           1,115,000   1,107,157

TOTAL ASSET-BACKED SECURITIES (COST
$85,379,589)                                                                               85,511,910
                                                                                         -------------

COLLATERALIZED MORTGAGE
OBLIGATIONS--2.99%
Banc of America Commercial Mortgage
Incorporated Series 2004-1 Class
XP(c)+/-                              0.83 11/10/2039                          50,380,000   1,688,118
Banc of America Commercial Mortgage
Incorporated Series 2004-2 Class
XP(c)+/-                              1.16 11/10/2038                          19,560,000   1,008,656
Bear Stearns Commercial Mortgage
Securities Series 2003-T10 Class
X2++(c)+/-                            1.27 03/13/2040                          29,036,000   1,739,259
Bear Stearns Commercial Mortgage
Securities Series 2003-T12 Class
X2++(c)+/-                            0.80 08/13/2039                          65,795,000   2,086,129
CS First Boston Mortgage Securities
Corporation Series 1998-C2 Class
AX(c)+/-                              0.94 11/11/2030                          27,950,894   1,016,230
CS First Boston Mortgage Securities
Corporation Series 2003-C3 Class
AX++(c)+/-                            0.10 05/15/2038                          35,817,486   1,399,669
First Union National Bank - Bank of
America Commercial Mortgage Trust
Interest Only Series 2001-C1 Class
IO2++(c)+/-                           1.73 03/15/2011                          25,500,000   2,022,352
GE Capital Mortgage Corporation
Series 2004-C1 Class X2++(c)+/-       1.20 11/10/2038                          27,380,000   1,434,624
Global Signal Trust Series 2004-1
Class A++                             3.71 01/15/2034                           2,976,294   2,877,590
GMAC Commercial Mortgage Securities
Incorporated Interest Only Series
2002-C1 Class X1++(c)+/-              0.52 11/15/2039                          42,071,542   1,391,752
GMAC Commercial Mortgage Securities
Incorporated Series 1997-C1 Class A3  6.87 07/15/2029                           3,258,975   3,510,825
Greenwich Capital Commercial
Funding Corporation Series
2004-GG1A Class XP++(c)+/-            0.55 06/10/2036 1                       114,600,000   2,277,354
Nomura Asset Securities Corporation
Series 1998-D6 Class A1B              6.59 03/15/2030                           2,760,000   3,009,415
Salomon Brothers Mortgage
Securities VII Series 2002 Key2
X1++(c)+/-                            1.28 03/18/2036                          32,514,277   2,123,192

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (COST $28,041,849)                                                             27,585,165
                                                                                         -------------

CORPORATE BONDS & NOTES--37.76%
AMUSEMENT & RECREATION
SERVICES--0.04%
International Game Technology         8.38 05/15/2009                             320,000     369,861

TOTAL AMUSEMENT & RECREATION
SERVICES                                                                                      369,861
                                                                                         -------------

APPAREL & ACCESSORY STORES--0.06%
Kohls Corporation                     6.00 01/15/2033                             585,000     556,619

TOTAL APPAREL & ACCESSORY STORES                                                              556,619
                                                                                         -------------

BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE
BUILDERS--0.06%
MDC Holdings Incorporated             5.50 05/15/2013                             540,000     517,886

TOTAL BUILDING CONSTRUCTION-GENERAL
CONTRACTORS & OPERATIVE BUILDERS                                                              517,886
                                                                                         -------------

BUSINESS SERVICES--0.43%
Household Finance Corporation         5.88 02/01/2009                           3,710,000   3,919,201

TOTAL BUSINESS SERVICES                                                                     3,919,201
                                                                                         -------------

CHEMICALS & ALLIED PRODUCTS--0.30%
Dow Chemical Company                  6.00 10/01/2012                             500,000     517,491
E.I. Du Pont de Nemours               4.13 04/30/2010                           1,100,000   1,076,290
Wyeth                                 5.50 02/01/2014                           1,245,000   1,187,382

TOTAL CHEMICALS & ALLIED PRODUCTS                                                           2,781,163
                                                                                         -------------

COMMUNICATIONS--6.31%
AT&T Corporation                      8.05 11/15/2011                           1,560,000   1,683,470
AT&T Corporation Senior Notes         8.05 11/15/2011                              75,000      80,995
AT&T Wireless Services Incorporated   7.88 03/01/2011                             865,000     983,786
AT&T Wireless Services Incorporated   8.75 03/01/2031                           1,355,000   1,655,164
AT&T Wireless Services,
Incorporated Senior Notes             7.35 03/01/2006                             150,000     161,012
Bellsouth Corporation                 6.00 10/15/2011                             725,000     762,104
British Sky Broadcasting PLC          8.20 07/15/2009                             750,000     865,517
British Telecommunications plc        8.38 12/15/2010                           1,010,000   1,182,636
Cingular Wireless LLC Senior Notes    6.50 12/15/2011                             165,000     176,253
Citizens Communications Company
Senior Notes                          8.50 05/15/2006                           1,000,000   1,067,958
Citizens Communications Company
Senior Notes                          7.63 08/15/2008                              50,000      51,158
Clear Channel Communications
Incorporated                          7.65 09/15/2010                             420,000     475,228
Clear Channel Communications,
Incorporated Senior Notes             4.63 01/15/2008                             100,000     101,358
Clear Channel Communications,
Incorporated Senior Notes             8.00 11/01/2008                             325,000     370,268
Comcast Cable Communications
Holdings Incorporated                 8.38 03/15/2013                           5,160,000   6,057,830
Comcast Corporation Senior Notes      6.50 01/15/2015                             200,000     208,070
Comcast Corporation Senior Notes      5.85 01/15/2010                           1,660,000   1,732,375
Cox Communications Incorporated       4.63 06/01/2013                             690,000     635,618
Cox Communications Incorporated       7.13 10/01/2012                           1,800,000   1,969,243
Cox Communications, Incorporated
Notes                                 7.75 08/15/2006                             180,000     197,012
Cox Enterprises Incorporated++        8.00 02/15/2007                           1,690,000   1,872,088
Deutsche Telekom International
Finance BV                            8.75 06/15/2030                           1,580,000   1,924,890
Deutsche Telekom International
Finance BV Yankee Notes               3.88 07/22/2008                              50,000      49,266
DirecTV Holding LLC/DirecTV
Financing, Incorporated Senior Notes  8.38 03/15/2013                             650,000     721,500
France Telecom                        8.20 03/01/2006                             830,000     895,592
France Telecom                        8.75 03/01/2011                             845,000     979,727
France Telecom SA Yankee Notes       10.00 03/01/2031                           1,700,000   2,144,370
Liberty Media Corporation             5.70 05/15/2013                             545,000     536,927
Liberty Media Corporation             7.88 07/15/2009                             355,000     399,696
Liberty Media Corporation Senior
Notes                                 3.50 09/25/2006                             150,000     149,945
Liberty Media Corporation+/-          2.61 09/17/2006                           2,425,000   2,466,186
News America Holdings                 9.25 02/01/2013                           1,675,000   2,102,805
News America Holdings, Incorporated
Debentures                            8.25 08/10/2018                             170,000     202,459
PCCW-HKT Capital Number 2, Ltd.
Guaranteed Notes (b)                  6.00 07/15/2013                             860,000     846,621
Readers Digest Association,
Incorporated Senior Notes (b)         6.50 03/01/2011                             750,000     742,500
Southwestern Bell Telephone Company   7.00 07/01/2015                             510,000     559,256
Sprint Capital Corporation            7.63 01/30/2011                           2,035,000   2,328,805
Sprint Capital Corporation            6.90 05/01/2019                           2,245,000   2,287,170
Sprint Capital Corporation Notes      8.38 03/15/2012                             100,000     115,458
Sprint Capital Corporation Notes      8.75 03/15/2032                           1,500,000   1,772,666
Sprint Capital Corporation Notes      6.13 11/15/2008                             140,000     147,664
Telecom Italia Capital++              5.25 11/15/2013                             860,000     831,690
Telecom Italia Capital++              5.25 11/15/2013                           1,425,000   1,378,092
Time Warner Companies Incorporated    6.63 05/15/2029                           1,390,000   1,351,486
Time Warner Entertainment Company
LP Senior Notes                       8.88 10/01/2012                           1,225,000   1,477,160
Time Warner Incorporated              6.88 05/01/2012                           1,975,000   2,134,693
Verizon Communications Debentures     8.75 11/01/2021                             570,000     685,466
Verizon Global Funding Corporation    7.75 12/01/2030                           1,020,000   1,148,096
Verizon Global Funding Corporation
Notes                                 7.38 09/01/2012                             280,000     316,373
Verizon New England Incorporated      6.50 09/15/2011                           1,725,000   1,836,238
Verizon New York Incorporated
Series A                              6.88 04/01/2012                             545,000     586,174
Verizon Virginia, Incorporated
Debentures, Series A                  4.63 03/15/2013                             500,000     466,171
Verizon Wireless Capital LLC Notes    5.38 12/15/2006                             100,000     104,866
Viacom, Incorporated Notes            7.15 05/20/2005                             300,000     313,928
Vivendi Universal SA Senior Yankee
Notes                                 6.25 07/15/2008                             535,000     561,750
Vodafone Group plc                    7.75 02/15/2010                             590,000     675,679
Vodafone Group PLC Yankee Notes       7.63 02/15/2005                             175,000     181,981
Walt Disney Company                   7.00 03/01/2032                             445,000     476,364

TOTAL COMMUNICATIONS                                                                       58,188,853
                                                                                         -------------

DEPOSITORY INSTITUTIONS--3.40%
Astoria Financial Corporation Notes   5.75 10/15/2012                              50,000      49,891
Bank of America Corporation           5.88 02/15/2009                             920,000     977,560
Bank of America Corporation           7.80 09/15/2016                           1,820,000   2,138,500
Bank of America Corporation           5.25 12/01/2015                             565,000     542,139
Bank of America Corporation Senior
Notes                                 5.38 06/15/2014                             200,000     194,714
Bank One Corporation                  7.75 07/15/2025                             735,000     841,501
Bankamerica Corporation               7.13 05/01/2006                           2,000,000   2,155,798
Banknorth Group Incorporated          3.75 05/01/2008                             425,000     419,716
Barclays Bank plc                     7.40 12/15/2009                             350,000     396,753
BNP Paribas Subordinated Notes        7.20 01/15/2007                             350,000     381,773
Capital One Bank                      6.50 06/13/2013                             485,000     494,787
Capital One Bank                      5.75 09/15/2010                           1,845,000   1,890,793
Capital One Bank Notes                4.88 08/15/2008                             200,000     203,068
First Midwest Capital Trust I++       6.95 12/01/2033                             685,000     691,190
First Tennessee National Corporation  4.50 05/15/2013                             600,000     557,676
First Union Corporation
Subordinated Notes                    7.80 09/15/2006                             250,000     277,124
Fleetboston Financial Corporation     3.85 02/15/2008                             570,000     567,905
Fleetboston Financial Corporation     7.25 09/15/2005                           1,480,000   1,568,433
Golden West Financial Corporation     4.75 10/01/2012                             805,000     778,744
Greenpoint Bank Series BKNT           9.25 10/01/2010                             645,000     787,045
Huntington National Bank Senior
Notes                                 3.13 05/15/2008                             150,000     143,879
Independence Community Bank
Corporation+/-                        3.50 06/20/2013                             930,000     884,345
International Bank for
Reconstruction and Development
Yankee Bonds                          4.38 09/28/2006                              40,000      41,332
JP Morgan Chase & Company
Subordinated Notes                    6.75 08/15/2008                             300,000     327,770
Keycorp                               2.75 02/27/2007                             570,000     557,244
KeyCorp Senior Notes, Tranch #85      4.63 05/16/2005                             250,000     255,318
KeyCorp Senior Subordinated Notes     8.00 07/01/2004                             100,000     100,508
Korea Development Bank Yankee Notes   5.75 09/10/2013                             100,000     100,239
M&T Bank Corporation Floating Rate
Subordinated Notes                    3.85 04/01/2013                             250,000     245,408
National City Bank Series BKNT        6.20 12/15/2011                           1,525,000   1,616,418
National Westminster Bank plc         7.38 10/01/2009                           1,030,000   1,179,018
PNC Funding Corporation               5.25 11/15/2015                             630,000     603,312
PNC Funding Corporation
Subordinated Notes                    6.88 07/15/2007                             300,000     326,965
Popular North America Incorporated    4.25 04/01/2008                             575,000     574,702
RBS Capital Trust+/-                  4.71 12/29/2049                             375,000     344,558
Royal Bank of Scotland Group          5.00 11/12/2013                             330,000     321,682
Southtrust Corporation                5.80 06/15/2014                             765,000     772,309
Suntrust Banks, Inc. Notes            5.05 07/01/2007                             200,000     207,949
Unionbancal Corporation               5.25 12/16/2013                             235,000     230,679
US Bancorp Medium-Term Notes          4.75 06/30/2005                             125,000     128,324
US Bancorp Series MTNN                3.95 08/23/2007                           2,000,000   2,010,534
Wachovia Corporation                  3.63 02/17/2009                           1,225,000   1,186,491
Washington Mutual Bank FA             6.88 06/15/2011                             505,000     557,072
Washington Mutual Inc. Senior Notes   5.63 01/15/2017                             300,000     315,667
Wells Fargo & Company Senior Notes    5.25 12/01/2007         (261,475)(1)              0           0
Wells Fargo & Company Subordinated
Notes                                 4.95 10/16/2013          (96,376)(1)              0           0
Zions Bancorporation                  6.00 09/15/2015                           2,085,000   2,093,985

TOTAL DEPOSITORY INSTITUTIONS                                  (357,851)                   31,040,818
                                                       ------------------                -------------

ELECTRIC, GAS & SANITARY
SERVICES--2.01%
Alabama Power Capital Trust V+/-      5.50 10/01/2042                             400,000     412,277
American Electric Power Series C      5.38 03/15/2010                             360,000     367,675
Columbus Southern Power Company
Senior Notes                          5.50 03/01/2013                             100,000     100,611
Cons Edison Company of New York,
Incorporated Debentures               3.85 06/15/2013                             125,000     113,124
Constellation Energy Group
Incorporated                          7.60 04/01/2032                             660,000     730,093
Dominion Resources Incorporated
Series E                              6.75 12/15/2032                             680,000     684,450
Exelon Generation Company LLC Notes
(b)                                   5.35 01/15/2014                             725,000     703,236
First Energy Corporation Series B     6.45 11/15/2011                             385,000     400,303
Florida Power and Light Company
First Mortgage Bonds                  4.85 02/01/2013                             100,000      98,398
FPL Group Capital, Incorporated
Guaranteed Debentures                 3.25 04/11/2006                             200,000     201,341
NiSource Finance Corporation Notes    7.63 11/15/2005                              50,000      53,426
NiSource Finance Corporation Senior
Notes                                 6.15 03/01/2013                           1,280,000   1,321,292
Northern States Power Company First
Mortgage Bonds, Series B              8.00 08/28/2012                             150,000     178,177
Ohio Power Company Senior Notes       5.5  02/15/2013                             940,000     948,973
Oncor Electric Delivery Company       6.38 05/01/2012                             990,000   1,058,319
Oncor Electric Delivery Company       7.00 05/01/2032                             460,000     493,269
Pacific Gas and Electric              6.05 03/01/2034                           1,710,000   1,603,110
Progress Energy Incorporated          7.75 03/01/2031                             540,000     605,053
Progress Energy Incorporated          7.00 10/30/2031                             435,000     447,468
PSEG Power LLC                        6.95 06/01/2012                           1,105,000   1,197,491
Public Service Company of Colorado    7.88 10/01/2012                             985,000   1,160,987
Public Service Electric & Gas
Company Notes                         9.13 07/01/2005                             400,000     427,463
Sempra Energy+/-                      1.74 05/21/2008                           1,570,000   1,568,152
Sierra Pacific Power Company
General and Refunding Mortgage
Notes, Series A                       8    06/01/2008                             700,000     745,500
Southern California Edison            8.00 02/15/2007                           1,390,000   1,543,938
Southwestern Electric Power Company
First Mortgage Bonds                  7.00 09/01/2007                             150,000     164,059
TXU Energy Company LLC Senior Notes   6.13 03/15/2008                             200,000     211,780
TXU Energy Company LLC Senior Notes   7    03/15/2013                             790,000     861,812
Wisconsin Electric Power Company
Notes                                 4.50 05/15/2013                             100,000      94,833

TOTAL ELECTRIC, GAS & SANITARY
SERVICES                                                                                   18,496,610
                                                                                         -------------

ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT--0.25%
Jabil Circuit, Incorporated Senior
Notes                                 5.88 07/15/2010                           1,000,000   1,032,081
L-3 Communications Corporation
Senior Subordinated Notes             7.63 06/15/2012                             565,000     586,188
Wisconsin Energy Corporation          5.50 12/01/2008                             675,000     703,583

TOTAL ELECTRONIC & OTHER ELECTRICAL
EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT                                                                          2,321,852
                                                                                         -------------

ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES--0.06%
Science Applications International    5.50 07/01/2033                             600,000     528,387

TOTAL ENGINEERING, ACCOUNTING,
RESEARCH MANAGEMENT & RELATED
SERVICES                                                                                      528,387
                                                                                         -------------

FABRICATED METAL PRODUCTS, EXCEPT
MACHINERY & TRANSPORTATION
EQUIPMENT--0.22%
Lockheed Martin Corporation           8.50 12/01/2029                           1,605,000   2,002,151

TOTAL FABRICATED METAL PRODUCTS,
EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT                                                                                   2,002,151
                                                                                         -------------

FINANCIAL SERVICES--4.20%
American General Finance
Corporation Notes, Series H           4.50 01/15/2007                             175,000     178,091
Associates Corporation NA Debentures  6.95 11/01/2018                             800,000     882,426
CIT Group, Inc. Notes                 6.50 02/07/2006                             100,000     105,897
CIT Group, Inc. Senior Notes          2.88 09/29/2006                             200,000     197,943
Citigroup Incorporated                6.50 01/18/2011                             720,000     783,224
Citigroup Incorporated                6.63 06/15/2032                           2,160,000   2,228,614
Citigroup Incorporated                7.25 10/01/2010                           1,958,000   2,200,524
Core Investment Grade Trust
Pass-Thru Certificates                4.73 11/30/2007                             150,000     153,196
EOP Operating LP Notes                6.75 02/15/2012                           1,835,000   1,975,398
EOP Operating LP Notes, 6.625%, Due
2/15/05                               6.63 02/15/2005                             110,000     113,367
EOP Operating LP Notes, 6.75%, Due
2/15/12                               6.75 02/15/2012                             165,000     177,624
First Chicago NBD Capital I
Floating Rate Preferred Securities    1.68 02/01/2027                           1,000,000     961,873
Ford Motor Credit Company Notes       6.50 01/25/2007                             300,000     314,846
Fund American Companies, Inc.
Guaranteed Senior Notes               5.88 05/15/2013                             100,000      99,663
General Electric Capital
Corporation Guaranteed Subordinated
Notes                                 7.88 12/01/2006                           1,000,000   1,115,648
General Electric Capital
Corporation Note                      5.88 02/15/2012                             545,000     572,330
General Electric Capital
Corporation Note                      4.63 09/15/2009                             185,000     186,497
General Electric Capital
Corporation Series MTN                3.25 06/15/2009                           1,160,000   1,101,744
General Motors Acceptance
Corporation Bonds                     8.00 11/01/2031                             725,000     735,041
General Motors Acceptance
Corporation Notes                     6.88 08/28/2012                             345,000     349,476
Household Finance Corporation Bonds   7.35 11/27/2032                             500,000     564,379
Household Finance Corporation Notes   6.50 01/24/2006                              90,000      95,398
Household Finance Corporation Notes   6.38 11/27/2012                             275,000     291,609
International Finance Corporation
Notes                                 4.75 04/30/2007                           7,970,000   8,288,832
International Lease Finance
Corporation Notes                     5.88 05/01/2013                             965,000     987,759
MetLife, Incorporated Debentures      3.91 05/15/2005                           1,475,000   1,500,776
Morgan Stanley Notes                  5.30 03/01/2013                           1,415,000   1,388,162
Morgan Stanley Tracers (b)            6.80 09/15/2012                              84,000      91,082
National Rural Utilities
Cooperative Finance Corporation
Collateral Trust Notes                6.00 05/15/2006                           3,145,000   3,326,954
Normandy Finance, Ltd. Yankee Notes
(b)                                   7.63 07/15/2008                             800,000     886,328
Principal Life Global Funding I
Medium-Term Notes, Tranche #23 (b)    3.63 04/30/2008                             250,000     248,191
Province of Quebec Notes              5.00 07/17/2009                           3,330,000   3,422,880
Regency Centers LP Notes, 7.95%,
Due 1/15/11                           7.95 01/15/2011                             180,000     204,911
Simon Property Group LP Notes,
7.125%, Due 2/09/09                   7.13 02/09/2009                             150,000     164,939
SLM Corporation Medium-Term Notes,
Tranche #13                           3.63 03/17/2008                             200,000     198,348
United Mexican States Yankee Notes    7.50 01/14/2012                           1,175,000   1,273,700
US Bank National Association
Subordinated Notes                    6.30 02/01/2014                           1,250,000   1,325,116

TOTAL FINANCIAL SERVICES                                                                   38,692,786
                                                                                         -------------

FOOD & KINDRED PRODUCTS--0.66%
Bottling Group LLC                    4.63 11/15/2012                           1,025,000     991,703
Cadbury Schweppes US Finance LLC++    3.88 10/01/2008                           1,050,000   1,029,656
Cia Brasileira De Bebidas++           8.75 09/15/2013                           1,250,000   1,293,750
Conagra Incorporated                  7.00 10/01/2028                             445,000     474,791
General Mills Incorporated            5.13 02/15/2007                             505,000     525,115
Kellogg Company Series B              6.00 04/01/2006                             455,000     480,137
Pepsi Bottling Group Incorporated
Series B                              7.00 03/01/2029                             385,000     426,799
Pepsiamericas Incorporated            7.29 09/15/2026                             774,000     838,814

TOTAL FOOD & KINDRED PRODUCTS                                                               6,060,765
                                                                                         -------------

FOOD STORES--1.08%
Albertson's Incorporated              7.45 08/01/2029                             725,000     779,483
Conagra Foods, Incorporated Notes     6.75 09/15/2011                           1,130,000   1,235,911
Conagra Foods, Incorporated Senior
Notes                                 9.88 11/15/2005                             100,000     109,609
General Mills Corporation Notes       8.75 09/15/2004                             175,000     178,338
Kraft Foods, Incorporated Notes       5.25 06/01/2007                             125,000     129,982
Kraft Foods, Incorporated Notes       5.25 10/01/2013                           2,020,000   1,958,315
Kraft Foods, Incorporated Notes       4.63 11/01/2006                             100,000     102,779
Kroger Company                        5.50 02/01/2013                             960,000     955,353
Kroger Company                        7.50 04/01/2031                             275,000     303,665
Kroger Company Notes                  6.75 04/15/2012                             100,000     108,397
Kroger Company Senior Bonds           8.00 09/15/2029                           1,565,000   1,816,342
Unilever Capital Corporation Notes    7.13 11/01/2010                             265,000     299,499
Yum! Brands Incorporated              7.70 07/01/2012                           1,710,000   1,956,317

TOTAL FOOD STORES                                                                           9,933,990
                                                                                         -------------

FORESTRY--0.20%
Weyerhaeuser Company                  5.95 11/01/2008                             810,000     856,053
Weyerhaeuser Company                  6.75 03/15/2012                             365,000     394,319
Weyerhaeuser Company                  7.38 03/15/2032                             545,000     588,994

TOTAL FORESTRY                                                                              1,839,366
                                                                                         -------------

GENERAL MERCHANDISE STORES--0.21%
Federated Department Stores           6.63 04/01/2011                             520,000     563,474
May Department Stores Company         8.00 07/15/2012                             375,000     434,120
Wal-Mart Stores Incorporated          7.55 02/15/2030                             820,000     979,250

TOTAL GENERAL MERCHANDISE STORES                                                            1,976,844
                                                                                         -------------

HEALTH SERVICES--0.56%
Anthem Incorporated                   6.80 08/01/2012                             830,000     908,793
Fresenius Medical Care Capital
Trust II Units                        7.88 02/01/2008                             700,000     745,500
HCA, Incorporated Notes               8.75 09/01/2010                             630,000     709,521
HCA Incorporated                      5.75 03/15/2014                           1,465,000   1,360,134
Humana Incorporated                   6.30 08/01/2018                             390,000     387,794
Medco Health Solutions Incorporated   7.25 08/15/2013                             750,000     795,853
Unitedhealth Group Incorporated       4.88 04/01/2013                             230,000     223,794

TOTAL HEALTH SERVICES                                                                       5,131,389
                                                                                         -------------

HOLDING & OTHER INVESTMENT
OFFICES--1.64%
 Credit Suisse First Boston USA,
Incorporated Notes                    4.63 01/15/2008                             300,000     306,817
 Credit Suisse First Boston USA,
Incorporated Notes                    5.88 08/01/2006                              50,000      52,816
 Goldman Sachs Group, Incorporated
Notes                                 7.63 08/17/2005                             225,000     238,475
Bear Stearns Companies,
Incorporated Senior Notes             6.75 12/15/2007                             250,000     271,752
Chrysler Financial Company LLC
Series EMTN+/-                        1.32 04/27/2005                           2,200,000   2,189,713
Citigroup, Incorporated Notes         5.50 08/09/2006                              90,000      94,506
Citigroup, Incorporated
Subordinated Notes                    5.63 08/27/2012                             240,000     245,853
Countrywide Home Loans,
Incorporated Medium-Term Notes,
Series K                              3.50 12/19/2005                             250,000     252,782
Credit Suisse First Boston USA,
Incorporated Notes                    6.50 01/15/2012                             100,000     107,513
Goldman Sachs Group, Incorporated
Notes                                 4.13 01/15/2008                             100,000     100,275
Goldman Sachs Group, Incorporated
Senior Notes                          5.15 01/15/2014                             100,000      95,892
Lehman Brothers Holdings,
Incorporated Notes,                   4.00 01/22/2008                             250,000     249,569
Merrill Lynch & Company,
Incorporated Medium-Term Notes        2.07 06/12/2006                             100,000      99,132
Merrill Lynch & Company,
Incorporated Medium-Term Notes
Tranche #312                          4.00 11/15/2007                             180,000     180,677
Morgan Stanley Notes                  5.80 04/01/2007                             280,000     297,191
National Rural Utilities
Cooperative Finance Corporation
Notes                                 5.75 08/28/2009                             350,000     369,982
Prudential Funding LLC Series MTN++   6.60 05/15/2008                           3,000,000   3,263,514
TRAC-X NA Limited Series Ser2++       4.25 03/25/2009                           6,500,000   6,319,625
UFJ Finance Aruba AEC                 6.75 07/15/2013                             400,000     409,459

TOTAL HOLDING & OTHER INVESTMENT
OFFICES                                                                                    15,145,543
                                                                                         -------------

INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT--0.17%
Tyco International Group SA           6.00 11/15/2013                           1,510,000   1,531,001

TOTAL INDUSTRIAL & COMMERCIAL
MACHINERY & COMPUTER EQUIPMENT                                                              1,531,001
                                                                                         -------------

INDUSTRIAL --1.21%
Alcoa, Incorporated Notes             7.25 08/01/2005                             150,000     158,125
Anheuser Busch Companies,
Incorporated Notes                    5.38 09/15/2008                             250,000     261,439
Cendant Corporation Senior Notes      6.25 01/15/2008                             100,000     107,028
Chumash Casino & Resort Enterprise
Senior Notes (b)                      9.00 07/15/2010                             600,000     654,000
DaimlerChrysler North America
Holding Corporation Notes             7.75 01/18/2011                             200,000     222,851
FedEx Corporation Notes (b)           2.65 04/01/2007                             100,000      97,185
FedEx Corporation Notes, (b)          2.65 04/01/2007                             985,000     957,274
General Dynamics Corporation Notes    3.00 05/15/2008                             100,000      96,352
General Motors Corporation Notes      7.20 01/15/2011                             330,000     343,227
Harrahs Operating, Incorporated
Senior Notes                          7.13 06/01/2007                             180,000     194,889
Hewlett Packard Company Notes         6.50 07/01/2012                             100,000     108,928
Hutchison Whampoa International,
Ltd. Guaranteed Yankee Notes (b)      6.25 01/24/2014                             230,000     221,057
Hutchison Whampoa International,
Ltd. Guaranteed Yankee Notes (b)      6.25 01/24/2014                           1,325,000   1,273,481
International Game Technology
Senior Notes                          8.38 05/15/2009                             100,000     115,701
International Paper Company Notes     5.85 10/30/2012                             150,000     152,127
Kimberly-Clark Corporation Notes      4.50 07/30/2005                             400,000     410,117
Mohegan Tribal Gaming Authority
Senior Subordinated Notes             8.00 04/01/2012                             900,000     960,750
Procter & Gamble Company Notes        6.88 09/15/2006                             165,000     185,106
Republic Services, Incorporated
Notes                                 7.13 05/15/2009                             100,000     111,929
RR Donnelley & Sons Company Senior
Notes (b)                             4.95 04/01/2014                             830,000     792,256
Target Corporation Notes              6.35 01/15/2011                             165,000     180,079
The Gap, Incorporated Notes           6.90 09/15/2007                             650,000     706,063
UST, Incorporated Notes               6.63 07/15/2012                           1,155,000   1,240,234
UST, Incorporated Senior Notes        8.80 03/15/2005                             410,000     429,590
Wal-Mart Stores, Incorporated Notes   4.13 02/15/2011                             695,000     669,390
Wal-Mart Stores, Incorporated
Senior Notes                          6.88 08/10/2009                             330,000     369,261
Waste Management, Incorporated
Senior Notes                          6.50 11/15/2008                             150,000     162,255

TOTAL INDUSTRIAL                                                                           11,180,694
                                                                                         -------------

INSURANCE AGENTS, BROKERS &
SERVICE--0.30%
Aegon NV                              4.75 06/01/2013                             515,000     490,341
Allstate Corporation                  6.13 12/15/2032                             395,000     386,857
PXRE Capital Trust I                  8.85 02/01/2027                           1,220,000   1,220,000
Travelers Property and Casualty
Corporation Senior Notes              5.00 03/15/2013                             100,000      96,661
Travelers Property Casualty
Corporation                           6.38 03/15/2033                             555,000     542,422

TOTAL INSURANCE AGENTS, BROKERS &
SERVICE                                                                                     2,736,281
                                                                                         -------------

INSURANCE CARRIERS--1.00%
AMBAC Financial Group Incorporated    9.38 08/01/2011                             605,000     756,623
American International Group Series
MTNF                                  2.85 12/01/2005                             480,000     481,742
Assurant Incorporated++               6.75 02/15/2034                             590,000     579,833
Fidelity National Financial
Incorporated                          5.25 03/15/2013                             600,000     582,953
Hartford Financial Services Group     4.75 03/01/2014                             390,000     366,537
John Hancock Financial Services
Incorporated                          5.63 12/01/2008                             460,000     484,336
MBIA Incorporated                     9.38 02/15/2011                             415,000     522,889
MetLife Incorporated                  5.38 12/15/2012                             525,000     530,859
Nationwide CSN Trust++                9.88 02/15/2025                             880,000     959,226
Odyssey Re Holdings                   7.65 11/01/2013                             565,000     604,823
Principal Life Incorporated Funding   3.20 04/01/2009                           1,370,000   1,304,713
Prudential Financial Incorporated
Series MTN                            3.75 05/01/2008                             950,000     941,634
Safeco Corporation                    4.88 02/01/2010                             560,000     568,792
WR Berkley Corporation                5.13 09/30/2010                             520,000     520,594

TOTAL INSURANCE CARRIERS                                                                    9,205,554
                                                                                         -------------

MISCELLANEOUS MANUFACTURING
INDUSTRIES--0.31%
General Electric Company              5.00 02/01/2013                             665,000     653,419
Tyco International Group SA           6.38 10/15/2011                           2,130,000   2,239,133

TOTAL MISCELLANEOUS MANUFACTURING
INDUSTRIES                                                                                  2,892,552
                                                                                         -------------

MOTION PICTURES--0.12%
Time Warner Entertainment Companies
LP                                    8.38 07/15/2033                             935,000   1,094,029

TOTAL MOTION PICTURES                                                                       1,094,029
                                                                                         -------------

NATIONAL SECURITY & INTERNATIONAL
AFFAIRS--0.16%
Goodrich Corporation                  7.63 12/15/2012                           1,300,000   1,459,618

TOTAL NATIONAL SECURITY &
INTERNATIONAL AFFAIRS                                                                       1,459,618
                                                                                         -------------

NON-DEPOSITORY CREDIT
INSTITUTIONS--4.94%
American Express Credit Corporation   3.00 05/16/2008                             715,000     685,356
American General Finance
Corporation Series MTN                4.00 03/15/2011                             655,000     619,182
American General Finance
Corporation Series MTNH               2.75 06/15/2008                           1,435,000   1,353,439
Boeing Capital Corporation            6.10 03/01/2011                           1,245,000   1,307,054
CIT Group Incorporated Series MTN     4.75 12/15/2010                             740,000     724,803
CIT Group Incorporated Series MTN+/-  1.25 04/19/2006                           2,860,000   2,858,556
Citigroup Incorporated                6.00 10/31/2033                             410,000     390,445
Countrywide Home Loans Incorporated   3.25 05/21/2008                           2,410,000   2,316,788
Ford Motor Credit Company             7.38 02/01/2011                           2,915,000   3,065,460
Ford Motor Credit Company             7.00 10/01/2013                           3,520,000   3,536,021
Ford Motor Credit Company             7.38 10/28/2009                           1,240,000   1,317,195
Ford Motor Credit Company+/-          1.01 08/15/2048                             300,000     297,039
Ford Motor Credit Company+/-          3.05 10/25/2004                             625,000     628,483
General Electric Capital Corporation  3.50 05/01/2008                           1,420,000   1,394,545
General Electric Capital
Corporation Series MTNA               6.75 03/15/2032                           6,885,000   7,351,697
General Motors Acceptance
Corporation                           6.75 01/15/2006                           1,730,000   1,819,476
General Motors Acceptance
Corporation                           6.88 09/15/2011                           7,405,000   7,547,769
Household Finance Corporation         5.75 01/30/2007                           1,650,000   1,742,347
Household Finance Corporation         7.63 05/17/2032                             255,000     295,409
Household Finance Corporation         8.00 07/15/2010                           1,955,000   2,264,781
International Lease Finance
Corporation                           5.75 02/15/2007                             515,000     545,438
John Deere Capital Corporation        7.00 03/15/2012                             535,000     597,166
MBNA Corp Corporation Series MTN      5.63 11/30/2007                             535,000     559,932
SLM Corporation Series MTN+/-         1.39 07/25/2007                           1,955,000   1,958,103
SLM Corporation Series MTNA           5.00 10/01/2013                             370,000     355,300

TOTAL NON-DEPOSITORY CREDIT
INSTITUTIONS                                                                               45,531,784
                                                                                         -------------

OIL & GAS EXTRACTION--0.74%
Anadarko Petroleum Corporation        7.20 03/15/2029                             370,000     405,024
Burlington Resources Finance Company  7.40 12/01/2031                             695,000     786,346
ChevronTexaco Capital Company Notes   3.50 09/17/2007                             350,000     350,226
ConocoPhillips                        8.75 05/25/2010                           1,445,000   1,745,382
Conocophillips                        5.90 10/15/2032                             275,000     264,378
Encana Corporation                    4.75 10/15/2013                             535,000     503,097
Nexen Incorporated                    7.88 03/15/2032                             490,000     569,139
Nexen Incorporated                    5.05 11/20/2013                             285,000     272,490
Occidental Petroleum Corporation      6.75 01/15/2012                             345,000     378,931
Occidental Petroleum Corporation      8.45 02/15/2029                             335,000     425,571
Occidental Petroleum Corporation
Senior Notes                          6.50 04/01/2005                             175,000     181,455
Pan American Energy LLC Yankee Notes  6.63 09/15/2005                             300,000     315,918
Petroleos Mexicanos Yankee Notes      6.50 02/01/2005                             270,000     277,965
Pioneer Natural Resources Company
Senior Notes                          6.50 01/15/2008                             100,000     107,651
Transocean Sedco Forex Corporation
Notes                                 6.75 04/15/2005                             150,000     154,545
Valero Energy Corporation Notes       4.75 06/15/2013                             100,000      93,780

TOTAL OIL & GAS EXTRACTION                                                                  6,831,898
                                                                                         -------------

PETROLEUM REFINING & RELATED
INDUSTRIES--1.08%
Alberta Energy Company Limited        7.38 11/01/2031                             555,000     615,347
Amerada Hess Corporation              7.30 08/15/2031                             745,000     751,939
CenterPoint Energy Resources
Corporation Senior Notes, Series B    7.88 04/01/2013                             800,000     892,829
Chesapeake Energy Corporation
Senior Notes                          7.50 07/15/2010                             700,000     726,250
Devon Energy Corporation Senior
Debentures                            7.95 04/15/2032                           1,080,000   1,254,584
Keyspan Corporation                   7.63 11/15/2010                             600,000     690,896
Peabody Energy Corporation Senior
Notes                                 6.88 03/15/2013                             700,000     708,750
Pemex Project Funding Master Trust
Guaranteed Notes                      6.13 08/15/2008                             890,000     925,600
Plains All American Pipeline LP
Senior Notes                          7.75 10/15/2012                             500,000     549,543
Texas Eastern Transmission
Corporation Notes                     5.25 07/15/2017                             860,000     889,532
Transocean Sedco Forex Corporation
Bonds                                 7.50 04/15/2031                             600,000     679,441
Valero Energy Corporation Notes       4.75 06/15/2013                           1,350,000   1,266,027

TOTAL PETROLEUM REFINING & RELATED
INDUSTRIES                                                                                  9,950,738
                                                       ---                                ------------

PRIMARY METAL INDUSTRIES--0.14%
Alcoa Incorporated                    5.38 01/15/2013                             565,000     568,254
International Steel Group Senior
Notes (b)                             6.50 04/15/2014                             750,000     703,125

TOTAL PRIMARY METAL INDUSTRIES                                                              1,271,379
                                                                                         -------------

PRINTING, PUBLISHING & ALLIED
INDUSTRIES--0.25%
Boise Cascade Corporation Senior
Notes                                 6.50 11/01/2010                             750,000     760,940
Dex Media Incorporated++              8.00 11/15/2013                             300,000     285,750
Georgia-Pacific Corporation Senior
Notes                                 8.88 02/01/2010                             650,000     726,375
Viacom Incorporated                   7.88 07/30/2030                             450,000     537,777

TOTAL PRINTING, PUBLISHING & ALLIED
INDUSTRIES                                                                                  2,310,842
                                                       ----------------------            -------------

RAILROAD TRANSPORTATION--0.58%
Burlington Northern Santa Fe
Corporation Notes, 7.125%, Due
12/15/10                              7.13 12/15/2010                             150,000     167,525
Canadian National Railway Company     6.38 10/15/2011                             515,000     554,767
Canadian National Railway Company     7.38 10/15/2031                             980,000   1,123,839
Union Pacific Corporation             6.50 04/15/2012                           1,190,000   1,280,145
Union Pacific Corporation             6.25 05/01/2034                             995,000     968,709
Union Pacific Corporation Notes       5.75 10/15/2007                           1,105,000   1,167,489
Union Pacific Corporation Notes,
5.75%, Due 10/15/07                   5.75 10/15/2007                             120,000     126,786

TOTAL RAILROAD TRANSPORTATION                                                               5,389,260
                                                                                         -------------

REAL ESTATE--0.70%
Archstone-Smith Operating Trust       3.00 06/15/2008                             595,000     565,224
Health Care Property Investors
Incorporated                          6.45 06/25/2012                             680,000     727,337
Healthcare Realty Trust               5.13 04/01/2014                           1,435,000   1,330,366
iStar Financial Incorporated++        4.88 01/15/2009                             700,000     667,251
Rouse Company                         5.38 11/26/2013                             680,000     651,493
Simon Property Group LP               6.35 08/28/2012                             780,000     821,891
Spieker Properities Incorporated      6.75 01/15/2008                             420,000     456,174
Vornado Realty Trust                  4.75 12/01/2010                             700,000     682,680
Weingarten Realty Investors Series
MTNA                                  4.86 01/15/2014                             580,000     548,459

TOTAL REAL ESTATE                                                                           6,450,875
                                                                                        -------------

SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES--2.91%
Bear Stearns Company Incorporated     5.70 01/15/2007                           2,170,000   2,288,256
Citigroup Incorporated                5.13 05/05/2014                             715,000     697,458
Citigroup Incorporated+/-             6.00 06/04/2007                           1,650,000   1,650,000
Credit Suisse FB USA Incorporated     4.70 06/01/2009                           1,420,000   1,422,718
Goldman Sachs Capital                 6.35 02/15/2034                             905,000     850,771
Goldman Sachs Group Incorporated      3.88 01/15/2009                           1,230,000   1,198,021
Goldman Sachs Group Incorporated      4.75 07/15/2013                           3,030,000   2,833,568
Jefferies Group Incorporated          7.75 03/15/2012                             767,000     866,135
JP Morgan Chase & Company             4.00 02/01/2008                           2,240,000   2,237,932
JP Morgan Chase & Company             6.75 02/01/2011                             785,000     855,740
JP Morgan Chase & Company             6.63 03/15/2012                           2,000,000   2,173,994
Lehman Brothers Holdings
Incorporated                          6.63 01/18/2012                           1,615,000   1,746,879
Merril Lynch & Company Incorporated   6.00 02/17/2009                           1,465,000   1,558,145
Merrill Lynch & Company               4.13 01/15/2009                             530,000     521,937
Morgan Stanley                        3.88 01/15/2009                             840,000     817,312
Morgan Stanley                        4.75 04/01/2014                           2,970,000   2,730,805
Morgan Stanley                        6.75 04/15/2011                           2,165,000   2,363,875

TOTAL SECURITY & COMMODITY BROKERS,
DEALERS, EXCHANGES & SERVICES                                                              26,813,546
                                                                                         -------------

TELECOMMUNICATIONS--0.12%
Sprint Capital Corporation            6.00 01/15/2007                           1,035,000   1,087,993

TOTAL TELECOMMUNICATIONS                                                                    1,087,993
                                                                                         -------------

TRANSPORTATION EQUIPMENT--0.92%
Daimler Chrysler NA Holding
Corporation                           6.50 11/15/2013                             635,000     643,462
Daimlerchrysler NA Holdings
Corporation                           7.30 01/15/2012                             500,000     541,813
Daimlerchrysler NA Holdings
Corporation                           7.20 09/01/2009                           1,220,000   1,320,013
Daimlerchrysler NA Holdings Series
MTN                                   1.87 05/24/2006                           1,795,000   1,794,246
DaimlerChrysler North America
Holding Corporation Guaranteed Notes  4.05 06/04/2008                           1,000,000     973,156
DaimlerChrysler North America
Holding Corporation Notes, Tranche
#1                                    7.38 09/15/2006                           1,325,000   1,430,180
General Motors Corporation            8.38 07/15/2033                             525,000     546,415
Northrop Grumman Corporation          7.13 02/15/2011                             505,000     564,391
Raytheon Company                      6.75 08/15/2007                             605,000     656,518

TOTAL TRANSPORTATION EQUIPMENT                                                              8,470,194
                                                       ----------------------            -------------

WASTE MANAGEMENT--0.19%
Waste Management, Incorporated
Senior Notes                          6.38 11/15/2012                             500,000     528,024
Waste Management, Incorporated
Senior Notes                          7.38 08/01/2010                             295,000     331,500
Allied Waste North America,
Incorporated Senior Secured Notes     8.88 04/01/2008                             850,000     924,375

TOTAL WASTE MANAGEMENT                                                                      1,783,899
                                                                                         -------------

WATER TRANSPORTATION--0.15%
Overseas Shipholding Group            7.50 02/15/2024                             700,000     644,875
Republic Services Incorporated        6.75 08/15/2011                             705,000     768,790

TOTAL WATER TRANSPORTATION                                                                  1,413,665
                                                                                         -------------

WHOLESALE TRADE NON-DURABLE
GOODS--0.08%
Unilever Capital Corporation          6.88 11/01/2005                             705,000     747,999

TOTAL WHOLESALE TRADE NON-DURABLE
GOODS                                                                                         747,999
                                                                                         -------------

TOTAL CORPORATE BONDS & NOTES (COST
$350,557,995)                                                  (357,851)                  347,657,885
                                                       ------------------                -------------

MORTGAGE-BACKED SECURITIES--0.99%
Commercial Mortgage Pass-Through
Certificate Series 2003-LB1A Class
X2++(c)+/-                            1.63 06/10/2010                          24,831,444   1,701,324
Credit Suisse First Boston Mortgage
Securities Corporation Series
2004-C1 Class AX++(c)+/-              0.08 01/15/2037                          38,564,034     883,572
Lehman Brothers-UBS Commercial
Mortgage Obligation Series C3 Class
X Class++(c)+/-                       0.24 02/15/2037                          30,243,702     895,516
Wachovia Bank Commercial Mortgage
Trust Series 2002 C1++(c)+/-          0.32 04/15/2034                          75,630,749   2,254,144
Wachovia Bank Commercial Mortgage
Trust Series 2003 C4 Xp++(c)+/-       1.02 04/15/2035                          44,077,651   1,988,281
Washington Mutual Asset Securities
Corporation Series 2003-C1A Class
X++(c)+/-                             3.33 01/25/2035                          11,099,472   1,435,639

TOTAL MORTGAGE-BACKED SECURITIES
(COST $9,170,875)                                                                           9,158,476
                                                                                         -------------

FOREIGN GOVERNMENT BONDS--2.32%
America Movil SA de CV++              5.50 03/01/2014                           2,905,000   2,686,801
CHC Helicopter Corporation++          7.38 05/01/2014                             615,000     599,625
Chile Government International Bond   5.50 01/15/2013                             540,000     539,190
Dai-Ichi Mutual Life++                5.73 03/17/2014                             525,000     499,829
Malaysia Government International
Bond                                  8.75 06/01/2009                             455,000     538,174
Mexico Government International
Bond Series MTN                       6.38 01/16/2013                           1,605,000   1,605,000
Nationwide Building Society++         2.63 01/30/2007                           2,355,000   2,295,475
New Brunswick Province                3.50 10/23/2007                           1,100,000   1,100,600
Preferred Term Securities XIII
Class B-3+++/-                        4.63 03/24/2034                           2,610,000   2,487,069
Quebec Province                       4.88 05/05/2014                             825,000     799,725
Republic of South Africa              6.50 06/02/2014                           1,825,000   1,820,032
Telefonos de Mexico SA                4.50 11/19/2008                           1,760,000   1,712,311
TXU Australia Holdings++              6.15 11/15/2013                             920,000     954,655
Unibanco-Uniao de Banco++             7.38 12/15/2013                             385,000     346,500
United Mexican States Yankee Notes    8.63 03/12/2008                             180,000     205,650
United Mexican States Series MTNA     7.50 04/08/2033                           2,806,000   2,721,820
United Utilities                      5.38 02/01/2019                             535,000     497,214

TOTAL FOREIGN GOVERNMENT BONDS
(COST $22,079,851)                                                                         21,409,670
                                                                                         -------------

BOND FUND--1.92%
iShares GS Investop Corporate Bond
Fund                                                                              164,000  17,712,000

TOTAL BOND FUND (COST $18,040,984)                                                         17,712,000
                                                                                         -------------

AFFILIATED BOND FUNDS--1.80%
Wells Fargo High Yield Bond Fund
Class A++                                                                        1,588,813  16,603,091

TOTAL AFFILIATED BOND FUNDS (COST
$16,685,417)                                                                               16,603,091
                                                                                         -------------

US GOVERNMENT AGENCY
SECURITIES--37.79%
FEDERAL HOME LOAN MORTGAGE
CORPORATION--11.28%
FHLMC                                 7.00 03/15/2010                           4,000,000   4,499,780
FHLMC                                 3.38 04/15/2009                           2,755,000   2,651,426
FHLMC                                 5.13 07/15/2012                           3,735,000   3,767,599
FHLMC                                10.50 08/01/2019                             163,801     186,551
FHLMC                                 6.63 09/15/2009                          14,953,000  16,538,257
FHLMC                                 5.50 09/15/2011                           2,285,000   2,369,870
FHLMC                                 4.23 10/25/2043                           2,823,339   2,888,473
FHLMC                                 4.30 10/25/2043                           2,320,762   2,381,320
FHLMC                                 7.50 12/01/2011                             632,200     669,404
FHLMC                                 7.50 12/01/2011                             856,709     905,970
FHLMC                                 2.88 12/15/2006                          11,629,000  11,550,225
FHLMC #789483                         5.67 06/01/2032                             627,172     647,009
FHLMC #865469                         6.11 08/01/2025                             140,989     144,203
FHLMC #B10796                         5.00 12/01/2018                             395,431     395,904
FHLMC #B11772                         5.00 01/01/2019                             721,795     722,657
FHLMC #B11773                         5.00 01/01/2019                             228,600     228,873
FHLMC #B11838                         5.00 01/01/2019                             781,971     782,905
FHLMC #B11840                         5.00 01/01/2019                             600,699     601,416
FHLMC #B11857                         5.00 01/01/2019                           1,992,354   1,994,734
FHLMC #B11858                         5.00 01/01/2019                           2,401,675   2,404,544
FHLMC #B11859                         5.00 01/01/2019                           1,540,203   1,542,042
FHLMC #B12151                         5.00 02/01/2019                             852,795     853,813
FHLMC #B12316                         5.00 02/01/2019                           1,973,600   1,974,361
FHLMC #B12785                         5.00 03/01/2019                             241,615     241,708
FHLMC #B12801                         5.00 03/01/2019                             269,173     269,277
FHLMC #B12856                         5.00 03/01/2019                             288,838     288,949
FHLMC #B12950                         5.00 03/01/2019                             311,165     311,285
FHLMC #B12951                         5.00 03/01/2019                             213,151     213,405
FHLMC #B12978                         5.00 03/01/2019                           1,406,212   1,406,754
FHLMC #B12997                         4.50 03/01/2019                           2,782,905   2,721,739
FHLMC #C10444                         6.00 01/01/2033                           2,024,154   2,060,164
FHLMC #C65576                         7.50 04/01/2032                           2,237,127   2,399,149
FHLMC #C90583                         6.00 10/01/2022                             922,508     948,192
FHLMC #C90588                         5.50 11/01/2022                             373,591     377,076
FHLMC #C90606                         5.50 01/01/2023                             379,702     383,244
FHLMC #C90645                         5.50 03/01/2023                             291,818     294,322
FHLMC #D95720                         5.50 11/01/2022                             327,868     330,927
FHLMC #E97128                         5.00 06/01/2018                             269,895     270,217
FHLMC #E97433                         5.00 07/01/2018                           1,074,863   1,076,146
FHLMC #E99373                         5.00 10/01/2018                             361,849     362,281
FHLMC #E99463                         5.00 10/01/2018                             334,067     334,466
FHLMC #G01647                         4.00 01/01/2034                           2,064,515   1,827,005
FHLMC #M80895                         5.00 01/01/2011                           3,140,774   3,199,176
FHLMC #M80910                         5.00 02/01/2011                             348,842     355,137
FHLMC #M80911                         4.00 04/01/2011                           4,620,001   4,527,228
FHLMC #M80913                         5.00 04/01/2011                             123,097     125,318
FHLMC #M80914                         5.00 03/01/2011                             367,263     373,890
FHLMC #M80916                         4.00 05/01/2011                           4,850,000   4,752,607
FHLMC #M90909                         3.50 03/01/2009                             732,876     722,427
FHLMC #M90913                         3.50 04/01/2009                           5,623,060   5,542,886
FHLMC #M90918                         3.50 05/01/2009                           1,600,000   1,577,187
FHLMC                                 6.88 09/15/2010                           1,885,000   2,113,882
FHLMC Series 2545 Class HT            4.50 04/15/2018                           1,262,687   1,269,630
FHLMC Series 2635 Class DG            4.50 01/15/2018                           1,189,402   1,155,965
FHLMC TBA %%                          4.50 06/15/2019                             625,000     610,352
FHLMC TBA%%                           4.00 06/01/2011                             828,000     809,370

TOTAL FEDERAL HOME LOAN MORTGAGE
CORPORATION                                                                               103,952,697
                                                                                         -------------

FEDERAL NATIONAL MORTGAGE
ASSOCIATION--24.66%
FNMA                                  7.13 01/15/2030                           1,400,000   1,617,375
FNMA                                  2.38 02/15/2007                           4,700,000   4,588,478
FNMA                                  8.00 03/01/2013                           2,659,244   2,862,011
FNMA                                  4.67 04/01/2014                           3,091,506   2,989,100
FNMA                                  8.00 04/01/2017                             439,547     479,975
FNMA                                  5.25 04/15/2007                           5,195,000   5,464,350
FNMA                                  8.00 04/25/2022                             735,939     775,208
FNMA                                  8.50 05/01/2026                             746,902     824,469
FNMA                                  6.00 05/15/2011                           2,020,000   2,165,915
FNMA                                  6.25 05/15/2029                           1,600,000   1,668,488
FNMA                                  9.50 06/01/2005                               3,565       3,615
FNMA                                  8.00 06/01/2012                           1,070,873   1,147,437
FNMA                                  9.50 06/25/2019                             542,981     597,990
FNMA                                  8.33 07/15/2020                             689,284     777,501
FNMA                                  3.25 08/15/2008                           2,100,000   2,039,438
FNMA                                  8.00 09/01/2023                             316,294     345,833
FNMA                                  6.63 10/15/2007                           7,706,000   8,437,500
FNMA                                  4.63 10/15/2013                           4,000,000   3,839,864
FNMA                                  8.50 11/01/2026                           1,032,555   1,169,024
FNMA                                  6.23 12/01/2008                           4,226,412   4,540,241
FNMA                                  6.00 12/01/2014                           7,101,248   7,383,079
FNMA                                  9.00 12/01/2016                             446,667     509,895
FNMA                                  9.50 12/25/2041                           2,466,147   2,775,186
FNMA #759436                          6.50 01/01/2034                             946,271     980,471
FNMA #254190                          5.50 02/01/2009                             972,729     991,703
FNMA #254513                          6.00 10/01/2022                             540,707     555,546
FNMA #254544                          6.00 11/01/2022                           1,039,570   1,068,099
FNMA #254688                          5.50 03/01/2023                           6,090,299   6,136,761
FNMA #254765                          6.50 05/01/2033                           2,962,869   3,069,954
FNMA #254831                          5.00 08/01/2023                           3,156,691   3,103,370
FNMA #254963                          5.50 10/01/2023                           3,365,843   3,391,520
FNMA #255047                          5.50 01/01/2024                              60,718      61,182
FNMA #323756                          6.20 05/01/2009                           2,217,727   2,381,217
FNMA #357464                          4.50 12/01/2018                           1,886,708   1,847,234
FNMA #488341                          6.50 04/01/2029                             536,982     557,331
FNMA #520842                          8.00 11/01/2029                             392,102     428,759
FNMA #545026                          6.50 06/01/2016                             825,483     871,972
FNMA #545460                          5.80 11/01/2031                           1,545,371   1,597,271
FNMA #545814                          6.50 08/01/2032                           1,280,861   1,327,152
FNMA #555138                          6.00 01/01/2023                           3,747,660   3,850,507
FNMA #555531                          5.50 06/01/2033                           3,425,404   3,398,497
FNMA #555867                          5.50 11/01/2023                           4,376,669   4,410,058
FNMA #584829                          6.00 05/01/2016                             832,668     865,402
FNMA #646644                          6.17 06/01/2032                           1,257,096   1,286,587
FNMA #669345                          6.50 11/01/2032                             360,314     373,336
FNMA #725238                          5.00 03/01/2034                          10,667,727  10,271,277
FNMA #743673                          6.50 11/01/2033                           1,556,072   1,612,312
FNMA #743965                          6.50 11/01/2033                             605,585     627,473
FNMA #746299                          4.14 09/01/2033                           3,257,309   3,229,803
FNMA #746320                          3.76 10/01/2033                           2,446,416   2,423,755
FNMA #751927                          3.75 09/01/2033                           1,725,107   1,710,282
FNMA #754308                          6.50 12/01/2033                              67,061      69,485
FNMA #756761                          5.50 03/01/2024                           1,390,252   1,400,858
FNMA #758879                          6.50 01/01/2034                             148,140     153,495
FNMA #759002                          6.50 01/01/2034                             159,581     165,348
FNMA #763140                          4.24 12/01/2033                           2,036,483   2,038,513
FNMA Series 2002-82 Class XJ          4.50 09/25/2012                           1,748,000   1,779,350
FNMA Series 2002-85 Class PA          5.50 01/25/2022                           1,315,232   1,334,871
FNMA Series 2003-13 Class GA          4.50 06/25/2032                           3,513,827   3,562,791
FNMA Series 2003-17 Class PQ          4.50 03/25/2016                             918,000     931,666
FNMA Series 2003-24 Class PA          4.50 11/25/2009                           7,241,484   7,348,291
FNMA Series 2003-32 Class KA          5.00 07/25/2013                           1,570,331   1,606,257
FNMA Series 2003-41 Class YN          4.00 05/25/2017                             278,171     281,834
FNMA Series 2003-79 Class KA          3.75 05/25/2011                           2,081,435   2,097,377
FNMA Series 2003-92 Class VH          5.00 02/25/2019                           1,520,000   1,413,587
FNMA Series 2004-29 Class AB          4.50 10/25/2018                           7,044,385   6,966,884
FNMA Series 2004-29 Class L           4.00 09/25/2017                           4,510,013   4,417,190
FNMA Series 2004-30 Class EG          4.50 01/25/2018                           3,757,313   3,741,855
FNMA Series 2004-40 Class BA          4.50 09/25/2018                           2,463,987   2,436,138
FNMA TBA%%                            5.00 06/01/2018                          10,780,000  10,768,234
FNMA TBA%%                            4.50 06/01/2019                           3,021,000   2,949,251
FNMA TBA%%                            5.50 06/01/2032                          26,062,000  25,799,713
FNMA TBA%%                            5.00 06/01/2034                          27,812,000  26,724,665

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION                                                                               227,418,456
                                                                                         -------------

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION--1.85%
GNMA                                  8.00 12/15/2017                           1,907,026   2,105,075
GNMA #3489                            6.00 12/20/2033                           4,572,124   4,656,777
GNMA #604556                          5.50 08/15/2033                           3,085,068   3,071,307
GNMA #781123                          7.00 12/15/2029                           1,472,285   1,559,482
GNMA TBA%%                            6.00 06/01/2034                           5,589,000   5,688,551

TOTAL GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION                                                                                17,081,192
                                                                                         -------------

TOTAL US GOVERNMENT AGENCY
SECURITIES (COST $348,890,066)                                                            348,452,345
                                                                                         -------------

MUNICIPAL BONDS--0.76%
Austin, Texas Electric Utility
System Revenue Refunding              5.50 11/15/2016                           3,000,000   3,333,750
California GO                         6.30 10/01/2007                           1,500,000   1,661,250
Tobacco Settlement Financing
Corporation Revenue                   4.00 06/01/2006                           1,000,000   1,027,500
Tobacco Settlement Financing
Corporation Revenue                   5.00 06/01/2009                           1,000,000   1,003,200

TOTAL MUNICIPAL BONDS (COST
$7,184,428)                                                                                 7,025,700
                                                                                         -------------

US TREASURY SECURITIES--7.38%
US TREASURY BILLS--0.12%
US Treasury Bill (d)                  1.34 11/18/2004                             600,000     596,095
US Treasury Bill (d)                  0.91 06/24/2004                             500,000     499,497

TOTAL US TREASURY BILLS                                                                     1,095,592
                                                                                         -------------

US TREASURY BONDS--3.73%
US Treasury Bond                      5.75 02/15/2020                           2,305,000   2,510,830
US Treasury Bond                      7.13 02/15/2023                           6,362,000   7,668,946
US Treasury Bond                      5.50 02/15/2031                             590,000     594,564
US Treasury Bond                      5.38 02/15/2031                           5,067,000   5,087,044
US Treasury Bond                      6.25 08/15/2023                           1,828,000   2,011,800
US Treasury Bond                      7.63 08/15/2028                           2,020,000   2,555,775
US Treasury Bond                      8.50 11/15/2021                           2,420,000   3,261,991
US Treasury Bond                      8.00 11/15/2022                           1,300,000   1,696,500
US Treasury Bond                      6.13 11/15/2027                           8,317,000   9,063,259

TOTAL US TREASURY BONDS                                                                    34,450,709
                                                                                         -------------

US TREASURY NOTES--3.53%
US Treasury Note                      2.25 04/30/2006                               2,000       1,991
US Treasury Note                      3.13 04/15/2009                           8,186,000   7,949,056
US Treasury Note                      3.88 05/15/2009                           6,935,000   6,960,076
US Treasury Note                      4.00 02/15/2014                           7,193,000   6,837,846
US Treasury Note                      4.75 05/15/2014                          10,708,000  10,788,639

TOTAL US TREASURY NOTES                                                                    32,537,608
                                                                                         -------------

TOTAL US TREASURY SECURITIES (COST
$68,861,110)                                                                               68,083,909
                                                                                         -------------

COMMON STOCKS--0.00%
NATG Holdings LLC/Orius Capital
Corporation (Acquired 4/15/04; Cost
$555,556) (b) (e) (f):                                                              3,117       3,417
OpTel, Incorporated Non-Voting
(Acquired 4/14/98; Cost $20,000)
(b) (e) (f)                                                                           500           5

TOTAL COMMON STOCKS (COST $575,556)                                                             3,422
                                                                                         -------------

WARRANTS--0.00%
NATG Holdings LLC/Orius Capital
Corporation Class A, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)                                                                             3,454           0
NATG Holdings LLC/Orius Capital
Corporation Class B, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)                                                                             3,636           0
NATG Holdings LLC/Orius Capital
Corporation Class C, Expire 2/01/10
(Acquired 4/15/04; Cost $0)  (b)
(e) (f)                                                                             8,080           0

TOTAL WARRANTS (COST $0)                                                                            0
                                                                                         -------------

COLLATERAL FOR SECURITIES
LENDING--22.91%
Collateral for Security Lending                                                           191,627,696
Navigator Prime Portfolio (a)                                                              19,625,668

TOTAL COLLATERAL FOR SECURITIES
LENDING (COST $211,253,364)                                                               211,253,364


                                                                                         -------------
SHORT-TERM INVESTMENTS--3.90%
MUTUAL FUND--0.50%
Wells Fargo Money Market Trust~                                                 4,587,650   4,587,650

TOTAL MUTUAL FUND                                                                           4,587,650
                                                                                         -------------

REPURCHASE AGREEMENTS--3.37%
Bear Stearns Company Incorporated -
102% Collateralized By US
Government Securities                 1.08 06/01/2004                          13,771,000  13,771,000
Greenwich Capital Market
Incorporated - 102% Collateralized
By US Government Securities           1.08 06/01/2004                           1,782,000   1,782,000
ABN AMRO Incorporated (Dated
3/31/04) (Repurchase Proceeds
$14,000,393; Collateralized by:
United States Government & Agency
Issues  (a)                           1.01 06/01/2004                          14,000,000  14,000,000
State Street Bank (Dated 3/31/04)
(Repurchase Proceeds $1,449,630);
Collateralized by United States
Government & Agency Issues  (a)       0.75 06/01/2004                           1,513,100   1,513,100

TOTAL REPURCHASE AGREEMENTS                                                                31,066,100
                                                                                         -------------

UNITED STATES GOVERNMENT & AGENCY
ISSUES--0.03%
FHLMC Guaranteed Interest Only
Mortgage Participation Certificates   5.50 12/25/2004                          36,000,000     262,800

TOTAL UNITED STATES GOVERNMENT &
AGENCY ISSUES                                                                                 262,800
                                                                                         -------------

TOTAL SHORT-TERM INVESTMENTS (COST
$35,929,094)                                                                               35,916,550
                                                                                     ------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,202,650,178)--129.79%                                 (357,851)                1,196,373,487

OTHER ASSETS AND LIABILITIES,
NET---(29.79)%                                                         0                (274,670,261)


TOTAL NET ASSETS--100.0%                                       (357,851)                 921,703,226
                                                       ------------------           ------------------

SCHEDULE OF SECURITIES SOLD SHORT -
MAY 31, 2004--(0.78)%
FNMA TBA%%                            5.50 06/01/2034                         (3,300,000) (3,265,970)
FNMA TBA%%                            4.50 06/01/2019                         (3,021,000) (2,949,251)
FNMA TBA%%                            5.00 06/01/2034                         (993,000)     (953,901)

TOTAL SECURITIES SOLD SHORT (COST
$(7,154,784))                                                                             (7,169,122)


++   Security of an affiliate of the fund with a cost of $16,685,417.
(c) Interest-only securities entitle holders to recieve only the interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the yield based upon the estimated timing of future cash flows.
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.
%%   Securities issued on a when-issued (TBA) basis, total cost $75,517,153.
+/-  Variable rate securities.
^ Zero coupon/ stepped coupon bond. Interest rate presented is yield to maturity.
~ This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee for such investments.
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b)  Restricted Security.
(d) All or a portion of security is pledged to cover margin requirements on open futures contracts.
(e) Non-Income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment or principal or interest, the issuer has filed for bankruptcy or the fund has halted accruing income.
(f)  Illiquid Security.

(1)  To reflect the disposition of prohibited holdings



STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2004 (Unaudited)


                                   TARGET FUND          TARGET FUND        TARGET FUND   ACQUIRING FUND
                              --------------------------------------------------------------------------
                                                                                        WF MONTGOMERY
                               STRONG ADVISOR BOND    STRONG CORPORATE                   TOTAL RETURN    PRO FORMA      PRO FORMA
                                      FUND              INCOME FUND      WF INCOME FUND    BOND FUND    ADJUSTMENTS      COMBINED
                              --------------------------------------------------------------------------------   -----------------
INVESTMENTS:
In securities, at market value      $297,437,304      $24,898,564    $316,894,895  $325,056,470    ($357,851)(4)     $963,929,382
Collateral for securities
loaned                                19,625,668                       66,418,810   125,208,886                       211,253,364
Investments in affiliates                                              21,190,741                                      21,190,741
                              --------------------------------------------------------------------------------   -----------------
TOTAL INVESTMENT AT MARKET
VALUE  (see cost below)              317,062,972       24,898,564     404,504,446   450,265,356     (357,851)       1,196,373,487
                              --------------------------------------------------------------------------------   -----------------
Cash                                                           38                           534         (572)(3)                0
Variation margin receivable
on futures contracts                     143,328                          210,250                                         353,578
Receivable for Fund shares
issued                                    21,808                          223,615       467,877                           713,300
Receivable for investments
sold                                  16,974,131          267,997       1,423,884   213,183,740     357,851           232,207,603
Receivables for dividends and
interest                               2,583,159          381,736       3,511,027    54,260,662                        60,736,584
Receivable for interest rate
swaps/spread locks                                                         85,095                                          85,095
Prepaid expenses and other
assets                                    74,426           10,403                       177,556                           262,385
                              --------------------------------------------------------------------------------   -----------------
TOTAL ASSETS                         336,859,824       25,558,738     409,958,317   718,355,725         (572)       1,490,732,032
                              --------------------------------------------------------------------------------   -----------------

LIABILITIES
Securities sold short, at
fair value                                                                            7,169,122                         7,169,122
Variation margin payable on
futures contracts                                           2,156                                                           2,156
Payable to custodian for
overdrafts                               267,440                            5,697                       (572)(3)          272,565
Payable for Fund shares
redeemed                                 407,889                          634,350       350,479                         1,392,718
Payable for investments
purchased                             69,659,189          263,756       3,851,577   272,512,118                       346,286,640
Dividends payable                        763,286           82,818         721,239       101,366                         1,668,709
Payable to investment advisor
and affiliates                             1,448                          194,538       130,003                           325,989
Payable to the Trustees and
Distributor                                                                18,268        49,509                            67,777
Payable for securities loaned         19,625,668                       66,418,810   125,208,886                       211,253,364
Accrued expenses and other
liabilities                               89,434           25,359         117,122                                         231,915
TOTAL LIABILITIES                     90,814,354          374,089      71,961,601   405,521,483         (572)         568,670,955
                              --------------------------------------------------------------------------------   -----------------
TOTAL NET ASSETS                    $246,045,470      $25,184,649    $337,996,716  $312,834,242            0         $922,061,077
                              --------------------------------------------------------------------------------   -----------------

NET ASSETS CONSIST OF:
Paid-in capital                     $247,039,208      $25,090,296    $364,328,921  $318,047,903                      $954,506,328
Undistributed net investment
income (loss)                          (133,192)                      (1,160,398)         7,781                       (1,285,809)
Undistributed net realized
gain (loss) on investments           (1,805,102)           87,438    (21,021,721)   (2,249,817)                      (24,989,202)
Net unrealized appreciation
(depreciation) of
investments, foreign
currencies and translation of
assets and liabilities
denominated in foreign
currencies                             1,042,328            5,909     (4,009,790)   (2,957,287)                       (5,918,840)
Net unrealized appreciation
(depreciation) of futures               (97,772)            1,006       (225,391)                                       (322,157)
Net unrealized appreciation
(depreciation) of options,
swap agreements, and short
sales                                                                      85,095      (14,338)                            70,757
                              --------------------------------------------------------------------------------   -----------------
TOTAL NET ASSETS                    $246,045,470      $25,184,649    $337,996,716  $312,834,242            $0        $922,061,077
                              --------------------------------------------------------------------------------   -----------------

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE PER
SHARE
Net assets - Class A                 $15,964,984                      $20,202,123   $45,669,574                       $81,836,681
Shares outstanding - Class A           1,479,063                        2,154,076     3,707,410     (697,130)(2)        6,643,419
Net asset value per share -
Class A                                   $10.79                            $9.38        $12.32                            $12.32
Maximum offering price per                                                                                                        1)
share - Class A                           $11.30                            $9.82        $12.90                            $12.90(
Net assets - Class B                 $10,658,742                      $14,088,818    $8,030,712                       $32,778,272
Shares outstanding - Class B             987,049                        1,503,781       651,285     (483,821)(2)        2,658,294
Net asset value and offering
price per share - Class B                 $10.80                            $9.37        $12.33                            $12.33
Net assets - Class C                  $5,967,671                                     $6,247,916                       $12,215,587
Shares outstanding - Class C             552,779                                        509,416      (66,212)(2)          995,983
Net asset value and offering
price per share - Class C                 $10.80                                         $12.26                            $12.26
Net assets - Institutional
Class                               $134,278,720                     $303,705,775  $202,187,059 ($115,022,085)      $525,149,469
Shares outstanding -
Institutional class                   12,450,528                       32,428,077    16,695,259  (18,210,523)(2)         43,363,341
Net asset value and offering
price per share -
Institutional Class                       $10.78                            $9.37        $12.11                            $12.11
Net assets - Investor Class                           $25,184,649                               ($25,184,649)                  $0
Shares outstanding - Investor
class                                                   2,511,200                                 (2,511,200)(2)                0
Net asset value and offering
price per share - Investor
Class                                                      $10.03                                                           $0.00
Net assets - Select Class                                                           $50,698,981  $134,278,720        $184,977,701
Shares outstanding - Select
class                                                                                 4,185,446    11,085,358(2)       15,270,804
Net asset value and offering
price per share - Select Class                                                           $12.11                            $12.11
Net assets - Class K                 $19,256,635                                                ($19,256,635)                  $0
Shares outstanding - Class K           1,784,925                                                  (1,784,925)(2)                0
Net asset value and offering
price per share - Class K                 $10.79                                                                            $0.00
Net assets - Class Z                 $59,918,718                                                  $25,184,649         $85,103,367
Shares outstanding - Class Z           5,550,382                                                    2,332,900(2)        7,883,282
Net asset value and offering
price per share - Class Z                 $10.80                                                                           $10.80
                              --------------------------------------------------------------------------------   -----------------
INVESTMENTS AT COST                 $316,020,644      $24,892,655    $408,514,236  $453,222,643                    $1,202,650,178
                              --------------------------------------------------------------------------------   -----------------
SECURITIES ON LOAN, AT MARKET        $19,175,839                      $64,936,594  $122,587,378                      $206,699,811
VALUE
                              --------------------------------------------------------------------------------   -----------------
PROCEEDS FROM SECURITIES SOLD
SHORT                                                                                $7,154,784                        $7,154,784
                              --------------------------------------------------------------------------------   -----------------

(1) Maximum offering price is calculated as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
(2) Share adjustments based on surviving Fund's NAV.
(3) - To combine cash balances
(4)  To reflect the disposition of prohibited holdings


STATEMENT OF OPERATIONS
For the Twelve Months Ended May 31, 2004 (Unaudited)


                        TARGET FUND        TARGET FUND       TARGET FUND     ACQUIRING FUND
                     ---------------------------------------------------------------------------
INVESTMENT INCOME    STRONG ADVISOR   STRONG CORPORATE  WF INCOME FUND WF MONTGOMERY TOTAL  COMBINED    PRO FORMA         PRO FORMA
                         BOND FUND      INCOME FUND                    RETURN BOND FUND                 ADJUSTMENTS        COMBINED
                     ---------------------------------------------------------------------------------------------------------------
Dividends                        $0             $0       $311,599                $0      $311,599                         $311,599
Interest                 11,949,960      1,155,322     15,108,888         8,634,447    36,848,617                       36,848,617
Income from mortgage
dollar rolls                      0              0        120,340           419,617       539,957                          539,957
Income from
affiliated securities             0              0        862,384                 0       862,384                          862,384
Securities lending
income                       30,275              0        110,173            79,714       220,162                          220,162
Expenses allocated
from affiliated
Master Portfolios                 0              0              0                 0             0                                0
                     --------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
INCOME                   11,980,235      1,155,322     16,513,384         9,133,778    38,782,719               0       38,782,719
                     --------------------------------------------------------------------------------------------------------------

EXPENSES
Advisory fees               693,839        103,818      1,890,095         1,143,563     3,831,315         181,677 (1)    4,012,992
Administration fees                                                               0                                              0
 Fund Level                       0              0        189,010                 0       189,010         281,364 (1)      470,374
 Class A                     59,730              0         78,662            55,812       194,204          17,938 (1)      212,142
 Class B                     36,438              0         47,439            15,713        99,590           2,611 (1)      102,201
 Class C                     22,070              0              0            16,130        38,200           1,192 (1)       39,392
 Class K                     20,099              0                                0        20,099        (20,099) (1)            0
 Class Z                          0              0              0                 0             0         481,280 (1)      481,280
 Select Shares                    0              0              0            80,913        80,913          96,683 (1)      177,596
 Institutional Class         34,419              0        665,966           469,529     1,169,914       (684,446) (1)      485,468
 Investor Class             222,055         77,517              0                 0       299,572       (299,572) (1)            0
Transfer Agency Fees
 Class A                     43,221              0              0                 0        43,221        (43,221) (1)            0
 Class B                     27,128              0              0                 0        27,128        (27,128) (1)            0
 Class C                     16,367              0              0                 0        16,367        (16,367) (1)            0
 Class K                     16,082              0              0                 0        16,082        (16,082) (1)            0
 Class Z                          0              0              0                 0             0               0                0
 Select Shares                    0              0              0                 0             0               0                0
 Institutional Class         26,191              0              0                 0        26,191        (26,191) (1)            0
 Investor Class             525,890        116,712              0                 0       642,602       (642,602) (1)            0
Custody fees                 50,198          6,790         75,604            46,069       178,661           9,489 (1)      188,150
Shareholder
servicing fees                    0              0        112,590           305,420       418,010       (418,010) (1)            0
 Class A                          0              0              0                                         189,413 (1)      189,413
 Class B                          0              0              0                                          91,251 (1)       91,251
 Class C                          0              0              0                                          35,172 (1)       35,172
 Class K                          0              0              0                                               0                0
 Class Z                          0              0              0                                         267,378 (1)      267,378
 Select Shares                    0              0              0                                               0                0
 Institutional Class              0              0              0                                       1,213,669 (1)    1,213,669
 Investor Class                   0              0              0                                               0                0
Accounting fees                   0              0         41,545            62,036       103,581           1,015 (1)      104,596
Distribution fees                                                                                               0                0
 Class A                     53,330              0              0                97        53,427        (53,427) (1)            0
 Class B                    130,136              0        127,069            47,963       305,168        (31,415) (1)      273,753
 Class C                     78,823              0              0            45,886       124,709        (19,194) (1)      105,515
 Class K                          0              0              0                 0             0               0                0
 Class Z                          0              0              0                               0               0                0
 Select Shares                    0              0              0                               0               0                0
 Institutional Class                             0              0                                               0                0
 Investor Class                   0         69,212              0                          69,212        (69,212) (1)            0
Audit fees                   36,323          9,174         22,499            26,075        94,071        (74,071) (1)       20,000
Legal fees                   38,695          8,132         12,103            14,629        73,559        (68,059) (1)        5,500
Registration fees            94,668         18,930         14,553            15,993       144,144        (79,144) (1)       65,000
Shareholder reports         144,957         17,619          7,581            62,018       232,175        (96,384) (1)      135,791
Transfer Agent
Banking Charges              12,480          2,531              0                 0        15,011        (15,011) (1)            0
Brokerage Fees                  548            236              0                 0           784           (784) (1)            0
Trustees' fees               11,815            856          6,373             5,022        24,066        (17,279) (1)        6,787
Other fees and
expenses                     44,122          2,857         14,648             4,532        66,159        (49,128) (1)       17,031
                     --------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES            2,439,624        434,384      3,305,737         2,417,400     8,597,145         103,304        8,700,449
                     --------------------------------------------------------------------------------------------------------------
LESS:                                                                             0
Waived fees and
reimbursed expenses        (31,985)      (358,053)      (355,226)         (779,687)   (1,524,951)       (312,535) (1)  (1,837,486)
Direct Brokerage                  0              0              0                 0             0                                0
Earning Credits             (9,242)           (71)              0                 0       (9,313)           9,313                0
NET EXPENSES              2,398,397         76,260      2,950,511         1,637,713     7,062,881       (199,918)        6,862,963
                     --------------------------------------------------------------------------------------------------------------
NET INVESTMENT
INCOME (LOSS)             9,581,838      1,079,062     13,562,873         7,496,065    31,719,838         199,918       31,919,756
                     --------------------------------------------------------------------------------------------------------------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
----------------------
NET REALIZED GAIN
(LOSS) FROM:
Securities, foreign
currencies and
foreign currency
translation               6,376,057        200,043      7,553,432       (1,704,413)    12,425,119                       12,425,119
Forward foreign
currency contracts            1,101              0              0                 0         1,101                            1,101
Futures transaction         247,818         11,883      1,051,415                 0     1,311,116                        1,311,116
Options, swap
agreements and short
sale transactions            44,531              0      (154,858)                 0     (110,327)                        (110,327)
Securities
transactions
allocated from
Master Portfolios                 0              0              0                 0             0                                0
Futures transactions
allocated from
Master Portfolios                 0              0              0                 0             0                                0
                     --------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN
(LOSS) FROM
INVESTMENTS               6,669,507        211,926      8,449,989       (1,704,413)    13,627,009               0       13,627,009
                     --------------------------------------------------------------------------------------------------------------
NET CHANGE IN                                                                                                                    0
UNREALIZED
APPRECIATION
(DEPRECIATION) OF:
Securities, foreign
currencies and
foreign currency
translation            (16,992,450)    (1,237,805)   (23,666,054)       (6,530,832)  (48,427,141)                     (48,427,141)
Forward foreign
currency contracts            5,392              0              0                 0         5,392                            5,392
Futures transaction       (319,031)          1,006      (225,391)                 0     (543,416)                        (543,416)
Options, swap
agreements and short
sale transactions          (20,513)              0         85,095          (14,338)        50,244                           50,244
Securities
transactions
allocated from
Master Portfolios                 0              0              0                 0             0                                0
Forwards, futures,
options, swaps and
short sales
allocated from
Master Portfolios                 0              0              0                 0             0                                0
                     --------------------------------------------------------------------------------------------------------------
NET CHANGE IN
UNREALIZED
APPRECIATION
(DEPRECIATION) OF
INVESTMENTS            (17,326,602)    (1,236,799)   (23,806,350)       (6,545,170)  (48,914,921)               0     (48,914,921)
                     --------------------------------------------------------------------------------------------------------------
NET REALIZED AND       (10,657,095)    (1,024,873)   (15,356,361)       (8,249,583)  (35,287,912)               0     (35,287,912)
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
                     --------------------------------------------------------------------------------------------------------------
NET INCREASE           ($1,075,257)        $54,189   ($1,793,488)        ($753,518)  ($3,568,074)        $199,918     ($3,368,156)
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS
                     --------------------------------------------------------------------------------------------------------------

(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

                                  Strong Funds

               Notes to Pro Forma Financial Statements (Unaudited)

1.)  Basis of Combination

The accompanying unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations reflect the accounts of the Strong Municipal Bond Fund, a series of Strong Municipal Bond Fund, Inc., as of April 30, 2004 and for the fiscal year then ended, and the accounts of the Strong Advisor Small Cap Value Fund, and Strong Advisor Large Company Core Fund, each a series of Strong Equity Funds Inc., as of June 30, 2004 and for the fiscal year then ended, collectively "Strong Funds". These pro forma statements have been derived from the annual or semi-annual reports of each Target Fund and its corresponding Accounting Survivor.

In the consolidation, each Accounting Survivor will acquire all of the net assets of the corresponding Target Fund(s) in a tax-free exchange as follows:

------------------------------------------ -----------------------------------------
Accounting Survivor                               (Target Funds)
------------------------------------------ -----------------------------------------
Strong Municipal Bond Fund                 Strong Advisor Municipal Bond Fund
------------------------------------------ -----------------------------------------
Strong Advisor Small Cap Value Fund        Strong Multi Cap Value Fund
------------------------------------------ -----------------------------------------
Strong Advisor Large Company Core Fund     Strong Value Fund
------------------------------------------ -----------------------------------------

Wells Fargo Funds Management, LLC and Strong Capital Management, Inc. have agreed to pay certain expenses of the Reorganization so the Strong Funds shareholders will not bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Strong Funds.

The Pro Forma Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Strong Funds.



Pro forma adjusted annual investment advisory fee rates for each of the surviving funds are as follows:

---------------------------------------------------------------------------------------------------------
                         Fund                           Average Daily Net Assets       Advisory Fee
                                                                                    (% of Average Daily
                                                                                        Net Assets)
---------------------------------------------------------------------------------------------------------
Strong Municipal Bond Fund                                        $0 - 499 million         0.40%
                                                                $500 - 999 million         0.35%
                                                         $1 billion - 2.99 billion         0.30%
                                                         $3 billion - 4.99 billion        0.275%
                                                                       >$5 billion         0.25%
---------------------------------------------------------------------------------------------------------
Strong Advisor Small Cap Value Fund                               $0 - 499 million         0.90%
                                                                $500 - 999 million         0.85%
                                                         $1 billion - 2.99 billion         0.80%
                                                         $3 billion - 4.99 billion        0.775%
                                                                       >$5 billion         0.75%
---------------------------------------------------------------------------------------------------------
Strong Advisor Large Company Core Fund                            $0 - 499 million         0.75%
                                                                $500 - 999 million         0.70%
                                                         $1 billion - 2.99 billion         0.65%
                                                         $3 billion - 4.99 billion        0.625%
                                                                       >$5 billion         0.60%
---------------------------------------------------------------------------------------------------------

Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of average daily net assets of the Strong Municipal Bond Fund, Strong Advisor Small Cap Value Fund, and Strong Advisor Large Company Core Fund.

Pro forma adjusted administration fees and transfer agent fees were computed based on the following annual fees:

--------------------------------------------------------------------- -----------------------
Strong Municipal Bond Fund                                            Administration Fee
Strong Advisor Small Cap Value Fund                                   and Transfer Agent
Strong Advisor Large Company Core Fund                                Fee Rate

                                                                     (% of Average Daily
SHARE CLASS                                                          Net Assets)

--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class A, Class B, Class C                                          0.28%
--------------------------------------------------------------------- -----------------------
   Class Z, Investor Class                                            0.45%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.10%
--------------------------------------------------------------------- -----------------------

Administration and transfer agent fees include paying fees and expenses for services provided by the transfer agent and record-keepers out of the fees Strong Capital Management, Inc. receives as administrator.

Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of all Funds and share classes.

Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares of the Strong Funds.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.) Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and statements of additional information.

3.) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                Wells Fargo Funds

               Notes to Pro Forma Financial Statements (Unaudited)

1.)  Basis of Combination

The accompanying unaudited Pro Forma Combining Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations reflect the accounts of the Wells Fargo Montgomery Total Return Bond Fund, as of May 31, 2004 and for the fiscal year then ended, and the accounts of the Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Money Market Fund, as of March 31, 2004 and for the fiscal year then ended, and the accounts of the Wells Fargo Index Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Montgomery Mid Cap Growth Fund, Wells Fargo Montgomery Small Cap Fund, and Wells Fargo Specialized Technology Fund, as of March 31, 2004 and for the twelve month period then ended, all series of the Wells Fargo Funds Trust ("Wells Fargo Funds"). These pro forma statements have been derived from the annual or semi-annual reports of each Target Fund and its corresponding Acquiring Fund.

In the consolidation, each Wells Fargo Fund will acquire all of the net assets of the corresponding Strong Fund(s) in a tax-free exchange as follows:

------------------------------------------ -----------------------------------------
Wells Fargo Funds                          Strong Funds
(Acquiring Funds)                          (Target Funds)

------------------------------------------ -----------------------------------------
Income Fund and Montgomery Total Return    Advisor Bond Fund and Corporate Income
Bond Fund*                                 Fund
------------------------------------------ -----------------------------------------
National Tax-Free Money Market Fund*       Florida Municipal Money Market Fund and
                                           Tax-Free Money Market Fund
------------------------------------------ -----------------------------------------
Money Market Fund*                         Money Market Fund
------------------------------------------ -----------------------------------------
Index Fund*                                Index 500 Fund
------------------------------------------ -----------------------------------------
Growth Fund and Large Company Growth       Blue Chip Fund and Advisor Focus Fund
Fund*
------------------------------------------ -----------------------------------------
Montgomery Mid Cap Growth Fund*            Advisor Mid Cap Growth Fund
------------------------------------------ -----------------------------------------
Small Cap Growth Fund and Montgomery       U.S. Emerging Growth Fund and Advisor
Small Cap Fund*                            U.S. Small/Mid Cap Growth Fund
------------------------------------------ -----------------------------------------
Specialized Technology Fund*               Advisor Technology Fund and Technology
                                           100 Fund
------------------------------------------ -----------------------------------------

* - Accounting Survivor

Wells Fargo Funds Management, LLC and Strong Capital Management, Inc. have agreed to pay certain expenses of the Reorganization so neither the Wells Fargo Funds nor Strong Funds shareholders will bear these costs.

Under generally accepted accounting principles, the historic cost of the investment securities will be carried forward to the surviving entity. The pro forma financial statements have been prepared utilizing proposed fee data and historical data of the Wells Fargo Funds and the Strong Funds.

The Pro Forma Schedule of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of the Wells Fargo Funds and Strong Funds.

Pro forma adjusted annual investment advisory fee rates for each of the surviving funds are as follows:

--------------------------------------------------------------------------------------------
                                                                             Advisory Fee
                                                                            (% of Average
                                                                              Daily Net
                 Fund                             Average Daily Net Assets      Assets)
--------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                 $0 - 499 million              0.45%
                                                  $500 - 999 million            0.40%
                                                  $1 billion - 2.99 billion     0.35%
                                                  $3 billion - 4.99 billion     0.325%
                                                  >$5 billion                   0.30%
--------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                         All                 0.10%
--------------------------------------------------------------------------------------------
Money Market Fund                                 $0 - 999 million              0.30%
                                                  $1 billion - 4.99 billion     0.275%
                                                  >$5 billion                   0.25%
--------------------------------------------------------------------------------------------
Index Fund *                                      $0 - 499 million              0.10%
                                                  $500 - 999 million            0.10%
                                                  $1 billion - 2.99 billion     0.075%
                                                  $3 billion - 4.99 billion     0.075%
                                                  >$5 billion                   0.05%
--------------------------------------------------------------------------------------------
Large Company Growth Fund *                        $0 - 499 million             0.75%
                                                   $500 - 999 million           0.70%
                                                   $1 billion - 2.99 billion    0.65%
                                                   $3 billion - 4.99 billion    0.625%
                                                   >$5 billion                  0.60%
--------------------------------------------------------------------------------------------
Montgomery Mid Cap Growth Fund                     $0 - 499 million             0.75%
                                                   $500 - 999 million           0.70%
                                                   $1 billion - 2.99 billion    0.65%
                                                   $3 billion - 4.99 billion    0.625%
                                                   >$5 billion                  0.60%
--------------------------------------------------------------------------------------------
Montgomery Small Cap Fund                          $0 - 499 million             0.90%
                                                   $500 - 999 million           0.85%
                                                   $1 billion - 2.99 billion    0.80%
                                                   $3 billion - 4.99 billion    0.775%
                                                   >$5 billion                  0.75%
--------------------------------------------------------------------------------------------
Specialized Technology Fund                        $0 - 499 million             1.05%
                                                   $500 - 999 million           1.00%
                                                   $1 billion - 2.99 billion    0.95%
                                                   $3 billion - 4.99 billion    0.925%
                                                   >$5 billion                  0.90%
--------------------------------------------------------------------------------------------

* - Represents the investment advisory fee rate of the Master Portfolio in which this Fund invests.

Pro forma adjusted custody fees were computed based on an annual rate of 0.02% of average daily net assets of the Wells Fargo Montgomery Total Return Bond Fund, Wells Fargo National Tax-Free Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Montgomery Mid Cap Growth Fund, and Wells Fargo Montgomery Small Cap Fund and at a rate of 0.07% of the average daily net assets for the Wells Fargo Specialized Technology Fund.

The Wells Fargo Index Fund and Wells Fargo Large Company Growth Fund, as gateway feeder funds, currently do not directly pay an advisory fee or custody fee as they invest substantially all of their net assets in other Wells Fargo Funds.

Pro forma adjusted administration fees and transfer agent fees were computed based on the following annual fees:

--------------------------------------------------------------------------------------------
WELLS FARGO  MONTGOMERY TOTAL RETURN BOND FUND                       ADMINISTRATION  FEE
WELLS FARGO INDEX FUND                                               AND  TRANSFER  AGENT
WELLS FARGO LARGE  COMPANY  GROWTH FUND                              FEE RATE
WELLS FARGO MONTGOMERY MID CAP GROWTH FUND
WELLS FARGO MONTGOMERY SMALL CAP FUND
WELLS FARGO SPECIALIZED TECHNOLOGY FUND

                                                                      (% of Average Daily
SHARE CLASS                                                           Net Assets)
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
     $0 - $4.99 billion                                               0.05%
--------------------------------------------------------------------- -----------------------
     $5 - $9.99 billion                                               0.04%
--------------------------------------------------------------------- -----------------------
     >$10 billion                                                     0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class A, Class B, Class C                                          0.28%
--------------------------------------------------------------------- -----------------------
   Class Z, Investor Class                                            0.45%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.10%
--------------------------------------------------------------------- -----------------------
   Select Class                                                       0.08%
--------------------------------------------------------------------- -----------------------

--------------------------------------------------------------------- -----------------------
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Money Market Fund
--------------------------------------------------------------------- -----------------------
Fund Level
--------------------------------------------------------------------- -----------------------
    $0 - $4.99 billion                                                0.05%
--------------------------------------------------------------------- -----------------------
    $5 - $9.99 billion                                                0.04%
--------------------------------------------------------------------- -----------------------
    >$10 billion                                                      0.03%
--------------------------------------------------------------------- -----------------------
Class Level
--------------------------------------------------------------------- -----------------------
   Class A, Class B                                                   0.22%
--------------------------------------------------------------------- -----------------------
   Class Z, Investor Class                                            0.39%
--------------------------------------------------------------------- -----------------------
   Service Class                                                      0.12%
--------------------------------------------------------------------- -----------------------
   Institutional Class                                                0.08%
--------------------------------------------------------------------- -----------------------

Administration and transfer agent fees include paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees Wells Fargo Funds Management, LLC receives as administrator.

Pro forma shareholder servicing fees were computed based on the annual rate of 0.25% of the average daily net assets of all Funds and share classes except as noted below.

--------------------------------------------------------------------------------------------
                                                                   Shareholder Servicing Fee
                                                                   (% of Average Daily Net
                     Fund                              Class           Assets)
--------------------------------------------------------------------------------------------
Montgomery Total Return Bond Fund                     SELECT                NONE
--------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund                      I                  NONE
--------------------------------------------------------------------------------------------


Pro forma distribution fees were computed based on the annual rate of 0.75% of the average daily net assets of the Class B and Class C shares of the Wells Fargo Funds.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2.)  Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses and statements of additional information.

3.) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                [October , 2004]

                                COMMON STOCK FUND
                             ENDEAVOR LARGE CAP FUND
                             INTERNATIONAL CORE FUND
                             LARGE COMPANY CORE FUND
                               ENDEAVOR SELECT FUND
                              SMALL CAP VALUE FUND
                                 U.S. VALUE FUND


           CLASS A, CLASS B, CLASS C, CLASS Z AND INSTITUTIONAL CLASS

Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about seven funds in the Wells Fargo Funds Trust family of funds -- the COMMON STOCK, ENDEAVOR LARGE CAP, INTERNATIONAL CORE, LARGE COMPANY CORE, ENDEAVOR SELECT, SMALL CAP VALUE and U.S. VALUE FUNDS (each, a "Fund" and collectively, the "Funds"). Each Fund, except for the Endeavor Select Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A, Class B and Class C shares. The Common Stock, Large Company Core, Small Cap Value and U.S. Value Funds also offer Class Z shares however, the Class Z shares for the Large Company Core Fund are currently closed to new investors. The Large Company Core and U.S. Value Funds also offer Institutional Class shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Combined Proxy/Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.



                                                     i

                                TABLE OF CONTENTS

                                                                                                           PAGE
INVESTMENT POLICIES...............................................................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...................................................3

MANAGEMENT.......................................................................................................20

DETERMINATION OF NET ASSET VALUE.................................................................................29

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................30

PORTFOLIO TRANSACTIONS...........................................................................................32

FUND EXPENSES....................................................................................................33

FEDERAL INCOME TAXES.............................................................................................33

PROXY VOTING POLICIES AND PROCEDURES.............................................................................41

CAPITAL STOCK....................................................................................................43

OTHER............................................................................................................44

COUNSEL..........................................................................................................44

INDEPENDENT AUDITORS.............................................................................................44



45


                               INVESTMENT POLICIES


FUNDAMENTAL INVESTMENT POLICIES
         Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements;

(2) except for the Select Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to
Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in
Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental separate policy complying with the Names Rule. The notice will be provided in Plain English in a written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL
Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

BANK OBLIGATIONS
The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BORROWING
The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

CLOSED-END INVESTMENT COMPANIES
Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

COMMERCIAL PAPER
The Funds may invest in commercial paper (including variable amount master demand notes) which refer to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES
The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES
The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (TIGRs) and Certificates of Accrual on Treasury Securities (CATS), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

DERIVATIVE SECURITIES: FUTURES AND OPTIONS CONTRACTS
Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (I.E., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

FUTURES CONTRACTS. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

The Funds may also purchase options on futures contracts. See "Options Trading" below.

OPTIONS AND FUTURES CONTRACTS. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or
(3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

PURCHASING CALLS AND PUTS. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

STOCK INDEX FUTURES. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

OPTIONS TRADING. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had it not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indices will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

DOLLAR ROLL TRANSACTIONS
The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

EMERGING MARKET SECURITIES
The International Core Fund may invest in equity securities of companies in "emerging markets." The Fund considers countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world's major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Fund may invest in American Depositary Receipts ("ADRs"), Canadian Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and International Depositary Receipts ("IDRs") of such issuers.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

FLOATING- AND VARIABLE-RATE OBLIGATIONS
The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES
Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

For temporary defensive purposes, Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS
The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ILLIQUID SECURITIES
The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS
Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank, N.A. (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS
The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Services, Inc. ("Moody's") or "A-1" or "A-1--" by Standard & Poor's Rating Group ("S&P"), or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

LETTERS OF CREDIT. Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

OTHER INVESTMENT COMPANIES
The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"); (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

ISHARES. The Funds may invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

PARTICIPATION INTERESTS
The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES
The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

SHORT SALES
A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

SMALL COMPANY SECURITIES
Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investment in small, unseasoned issuers generally carry greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

SYNTHETIC CONVERTIBLE SECURITIES
The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

UNRATED INVESTMENTS
The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS
The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS
The ratings of Moody's, Standard &Poor's and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT



The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS
The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("Independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE1             DURING PAST 5 YEARS                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Priutt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
-------------------------- ---------------------- -------------------------------------- -----------------------------
                              INTERESTED2 TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
----------------------------------------------------------------------------------------------------------------------
                                    OFFICERS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

                                      -------------------------------------------------------
                                                        COMPENSATION TABLE
                                                     YEAR ENDED MARCH 31, 2004
                                      -------------------------------- ----------------------
                                        TRUSTEE                            COMPENSATION
                                                       INDEPENDENT TRUSTEES
                                      Thomas S. Goho                         $ 77,000
                                      Peter G. Gordon                        $ 87,000
                                      Richard M. Leach                       $ 77,000
                                      Timothy J. Penny                       $ 77,000
                                      Donald C. Willeke                      $ 77,000
                                                        INTERESTED TRUSTEES
                                      Robert C. Brown                        $ 75,000
                                      J. Tucker Morse                        $ 75,000
                                      -------------------------------- ----------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustees in the Funds, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                            BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS* AND FUND COMPLEX
                                       CALENDAR YEAR ENDED DECEMBER 31, 2003

---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
                                                                                              AGGREGATE
                                                                                              DOLLAR RANGE
                                                                ENDEAV-                         OF EQUITY
    TRUSTEE      COMMON    ENDEAVOR       INTERNATIONAL LARGE   OR       ALL      U.S.        SECURITIES
                 STOCK     LARGE CAP      CORE          COMPANY SELECT CAP VALUE  VALUE        OF FUND
                                                        CORE                                   COMPLEX
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Thomas S. Goho                                0         0      0        0          0           D
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Peter G. Gordon     0            0            0         0      0        0          0           B
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Richard M.          0            0            0         0      0        0          0           0
Leach
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Timothy J.          0            0            0         0      0        0          0           C
Penny
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Donald C.           0            0            0         0      0        0          0           B
Willeke
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
Robert C. Brown     0            0            0         0      0        0          0           D
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------
J. Tucker Morse     0            0            0         0      0        0          0           D
---------------- --------- -------------- ---------- -------- ----- ---------- ---------- ------------


*These Funds are expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Investment Adviser. The Board discussed the fact that the Investment Adviser has established an investment program for each Fund and would supervise and evaluate the sub-advisers who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-advisers. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-advisers. For example, the Board considered the sub-advisers investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-advisers' procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-advisers will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-advisers' consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-advisers' method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:


-------------------------------- --------------------------- ---------------------------
             FUND                       BREAKPOINTS              ANNUAL RATE (AS A
                                                             PERCENTAGE OF NET ASSETS)
-------------------------------- --------------------------- ---------------------------
Common Stock Fund                             0-499M                     0.75%
                                            500-999M                     0.70%
                                             1-2.99B                     0.65%
                                             3-4.99B                     0.625%
                                              >4.99B                     0.60%
-------------------------------- --------------------------- ---------------------------
                                              0-499M                     0.75%
                                            500-999M                     0.70%
Endeavor Large Cap Fund                      1-2.99B                     0.65%
                                             3-4.99B                     0.625%
                                              >4.99B                     0.60%
-------------------------------- --------------------------- ---------------------------
                                              0-499M                     0.95%
                                            500-999M                     0.90%
International Core Fund                      1-2.99B                     0.85%
                                             3-4.99B                     0.825%
                                              >4.99B                     0.80%
-------------------------------- --------------------------- ---------------------------
                                              0-499M                     0.75%
                                            500-999M                     0.70%
Large Company Core Fund                      1-2.99B                     0.65%
                                             3-4.99B                     0.625%
                                              >4.99B                     0.60%
-------------------------------- --------------------------- ---------------------------
                                             0-4.99M                     0.75%
                                            500-999M                     0.70%
Endeavor Select Fund                         1-2.99B                     0.65%
                                             3-4.99B                     0.625%
                                              >4.99B                     0.60%
-------------------------------- --------------------------- ---------------------------
                                              0-499M                     0.90%
                                            500-999M                     0.85%
Small Cap Value Fund                         1-2.99B                     0.80%
                                             3-4.99B                     0.775%
                                              >4.99B                     0.75%
-------------------------------- --------------------------- ---------------------------
U.S. Value Fund                               0-499M                     0.75%
                                            500-999M                     0.70%
                                             1-2.99B                     0.65%
                                             3-4.99B                     0.625%
                                              >4.99B                     0.60%
-------------------------------- --------------------------- ---------------------------

GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISERS
Funds Management has engaged Matrix Asset Advisors, Inc. ("Matrix"), New Star Institutional Managers ("New Star") and Wells Capital Management to serve as investment sub-advisers to the Funds (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

For providing sub-advisory services, Matrix, New Star and Wells Capital Management are entitled to receive fees as described below.

----------------------------- ---------------------- ------------------------
            FUND                   SUB-ADVISER                 FEE
----------------------------- ---------------------- ------------------------
Common Stock                      Wells Capital          0-200M    0.35%
                                   Management             >200M    0.30%
----------------------------- ---------------------- ------------------------
                                                         0-200M    0.35%
Endeavor Large Cap                Wells Capital        200-400M    0.30%
                                   Management             >400M    0.25%
----------------------------- ---------------------- ------------------------
                                                         0-50M     0.35%
International Core                  New Star           50-550M     0.29%
                                                         >550M     0.20%
----------------------------- ---------------------- ------------------------
                                                        0-250M     0.35%
Large Company Core                   Matrix           250-400M     0.18%
                                                         >400M     0.16%
----------------------------- ---------------------- ------------------------
                                                        0-200M     0.35%
Endeavor Select                    Wells Capital      200-400M     0.30%
                                   Management            >400M     0.25%
----------------------------- ---------------------- ------------------------
Small Cap Value                   Wells Capital           0-200M   0.35%
                                   Management             >200M    0.30%
----------------------------- ---------------------- ------------------------
U.S. Value                        Wells Capital         200-400M   0.30%
                                   Management              >400M   0.25%
                                                          0-200M   0.35%
----------------------------- ---------------------- ------------------------

ADMINISTRATOR
The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's (except for the Class A, Class B and Class C shares of the International Core Fund and US Value Fund and the Class Z shares of the U.S. Value Fund) average daily net assets:

        ------------------------------------------ -------------------
                          CLASS                           FEE
        ------------------------------------------ -------------------
        Class A, Class B, and Class C Shares       0-4.99B   0.33%
                                                   5-9.99B   0.32%
                                                    >9.99B   0.31%
        ------------------------------------------ -------------------
        Institutional Class Shares                 0-4.99B   0.15%
                                                   5-9.99B   0.14%
                                                    >9.99B   0.13%
        ------------------------------------------ -------------------
        Class Z Shares                             0-4.99B   0.50%
                                                   5-9.99B   0.49%
                                                    >9.99B   0.48%
        ------------------------------------------ -------------------

On behalf of the International Core Fund and U.S. Value Fund, Funds Management is entitled to receive an annual administrative fee for the following classes of shares at the rates indicated below, as a percentage of each Fund's average daily net assets:

   ----------------------------------------------- -------------------
                        FUND                              FEE
   ----------------------------------------------- -------------------
   International Core and U.S. Value Funds         0-4.99B    0.28%
   Class A, Class B and Class C Shares             5-9.99B    0.27%
                                                    >9.99B    0.26%
   ----------------------------------------------- -------------------
   U.S. Value Fund                                 0-4.99B    0.45%
   Class Z                                         5-9.99B    0.44%
                                                    >9.99B    0.43%
   ----------------------------------------------- -------------------

DISTRIBUTOR
Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor to the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor to the Funds when they commence operations in the second quarter of 2005. The Funds that offer Class B and Class C shares have adopted a distribution plan (a "Plan") under
Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of
Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

SHAREHOLDER SERVICING AGENT
The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management), as agents for their customers, agree to perform administrative services with respect to Fund shares, including aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class Z and Institutional Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

CUSTODIAN
Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund, except for the International Core Fund. The Custodian is entitled to receive an annual fee of 0.10% of the average daily net assets of the International Core Fund.

FUND ACCOUNTANT
PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Trust and Variable Trust Funds (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

                     -------------------------------------- -------------------------------------
                           AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
                     -------------------------------------- -------------------------------------
                     -------------------------------------- -------------------------------------
                                 $0-85 billion                            0.0057%
                     -------------------------------------- -------------------------------------
                     -------------------------------------- -------------------------------------
                                 > $85 billion                            0.0025%
                     -------------------------------------- -------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS
Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Funds once they commence operations in the second quarter of 2005.

CODE OF ETHICS
     The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Advisers are on public file with, and available from, the SEC.

                        DETERMINATION OF NET ASSET VALUE

NAV per share for each Fund is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund's investments are generally valued at current market prices. If a security trades on an exchange, it is generally valued based on the last sale price during the regular trading session ("closing price"); if no sale has occurred, the security is valued based on the latest bid quotation. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if an accurate market quotation is not readily available, i.e., if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. This situation may result if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair valuation assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund that are received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

                 THE DEALER REALLOWANCE FOR CLASS A SHARES IS AS FOLLOWS:



--------------------------- -------------------- --------------------- -------------------
                              FRONT-END SALES      FRONT-END SALES         DEALER
                                CHARGE AS%           CHARGE AS %        REALLOWANCE AS %
    AMOUNT OF PURCHASE      OF PUBLIC OFFERING      OF NET AMOUNT          OF PUBLIC
                                   PRICE               INVESTED          OFFERING PRICE
--------------------------- -------------------- --------------------- -------------------
Less than $50,000                  5.75%                6.10%                5.00%
$50,000 to $99,999                 4.75%                4.99%                4.00%
$100,000 to $249,999               3.75%                3.90%                3.00%
$250,000 to $499,999               2.75%                2.83%                2.25%
$500,000 to $999,999               2.00%                2.04%                1.75%
$1,000,000 and over/1/             0.00%                0.00%                1.00%
--------------------------- -------------------- --------------------- -------------------

1 We will assess Class A shares purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV on the date of original purchase.

PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR FORMER COOKE & BIELER SHAREHOLDERS. Former Cooke & Bieler shareholders who purchased shares of the Cooke & Bieler Portfolios directly from the Cooke & Bieler Portfolios and became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund and any unnamed shares of WealthBuilder Portfolios at NAV.

REDUCED SALES CHARGES FOR FORMER MONTGOMERY FUND SHAREHOLDERS. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquring Wells Fargo Fund at NAV.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

REDUCED SALES CHARGES FOR AFFILIATED FUNDS. Any affiliated fund that invests in a Wells Fargo equity fund may purchase Class A shares of such fund at NAV.

REDUCED SALES CHARGES FOR EMPLOYEES OF THE TRANSFER AGENT. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the Investment Adviser, a Fund's Sub-Adviser is responsible for each Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when the adviser deems portfolio changes appropriate.

                                  FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Funds are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.



                              FEDERAL INCOME TAXES


The following information supplements and should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.
"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts] [need to confirm]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES

Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.

                                  CAPITAL STOCK

The Funds are seven of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets
attributable  to  that  Fund  that  are  available  for   distribution,   and  a
distribution of any general assets not attributable to a particular Fund or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.



                                     COUNSEL


Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.



                              INDEPENDENT AUDITORS


KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                [October , 2004]


                         ULTRA-SHORT DURATION BOND FUND
                              STRATEGIC INCOME FUND


                      CLASS A, CLASS B, CLASS C AND CLASS Z



Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about two funds in the Wells Fargo Funds Trust family of funds -- the ULTRA-SHORT DURATION BOND AND STRATEGIC INCOME FUNDS (each, a "Fund" and collectively, the "Funds"). Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A, Class B and Class C shares. The Ultra-Short Duration Bond Fund also offers Class Z shares. This SAI relates to all such classes of shares. The Funds will not be available for investment until the second quarter of 2005.

This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus/Proxy Statement ("Prospectus/Proxy Statement") dated [October , 2004]. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                          PAGE

STRATEGIC INCOME FUND........................................................1

INVESTMENT POLICIES..........................................................1

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS..............3

MANAGEMENT..................................................................17

DETERMINATION OF NET ASSET VALUE............................................25

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................26

PORTFOLIO TRANSACTIONS......................................................28

FUND EXPENSES...............................................................29

FEDERAL INCOME TAXES........................................................30

PROXY VOTING POLICIES AND PROCEDURES........................................37

CAPITAL STOCK...............................................................39

OTHER.......................................................................40

COUNSEL.....................................................................40

INDEPENDENT AUDITORS........................................................40

APPENDIX.....................................................................1

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES
Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, investments in securities of other investment companies or investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES
Each Fund has  adopted  the  following  non-fundamental  policies,  which may be
changed  by  the  Trustees  at  any  time   without   approval  of  such  Fund's
shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC, and (ii) other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL
Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES
The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related Securities."

BANK OBLIGATIONS
The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS
Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING
The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER
The Funds may invest in commercial paper (including variable amount master demand notes, SEE "Floating- and Variable-Rate Obligations" below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES
The Funds may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Funds use the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

DERIVATIVE SECURITIES
The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more references. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

DOLLAR ROLL TRANSACTIONS
The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time a Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

FIXED INCOME SECURITIES
Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS
The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES
The Funds may invest in debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries.

The Funds may also invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, these Funds may be affected favorably or unfavorably by currency exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

The Funds may enter into forward currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS
The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS
IN GENERAL. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (I.E., exposure to adverse price changes).

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (I.E., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the relevant Fund.

The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

STOCK INDEX OPTIONS. The Funds may purchase and write (I.E., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

INTEREST RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST RATE FUTURES CONTRACTS. The Funds may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

INTEREST RATE AND INDEX SWAPS. The Funds may enter into interest rate and index swaps in pursuit of their investment objectives. Interest rate swaps involve the exchange by a Fund with another party of their commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. There is no limit, except as provided below, on the amount of swap transactions that may be entered into by the Funds. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund.

HIGH YIELD/LOWER-RATED DEBT SECURITIES
The  Funds  may   invest   in  debt   securities   that  are  in  low  or  below
investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES
The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market, and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

INTEREST RATE PROTECTION TRANSACTIONS
To manage its exposure to different types of investments, the Funds may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specific amount in return for payments equal to a fixed interest rate on the same amount for a specified period. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

A Fund expects to enter into interest rate protection transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Funds intend to use these transactions as a hedge and not as a speculative investment.

LOANS OF PORTFOLIO SECURITIES
Each Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

Wells Fargo Bank, N.A. (the "Custodian") acts as a Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE-RELATED SECURITIES
The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Funds.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

ADJUSTABLE RATE MORTGAGES ("ARMS"). Each Fund may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Funds may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

MORTGAGE PARTICIPATION CERTIFICATES. The Funds also may invest in mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities  may be  shortened  by  unscheduled  prepayments  of principal on the
underlying  mortgages,   or  extended  in  rising  interest  rate  environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of a Fund's shares may fluctuate to the extent interest rates on the underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

OTHER INVESTMENT COMPANIES
The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) of the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940
Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and (iii) 10% of such Fund's total assets. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

ISHARES: The Funds may invest in iShares Trust and iShares, Inc. ("iShares"), which are registered investment companies that consist of numerous separate series (each an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board Options Exchange and the New York Stock Exchange in the same way as shares of stock of a publicly held company.

PARTICIPATION INTERESTS
Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES
The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A Securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the investment adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

SHORT SALES
The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Funds and their shareholders.

Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

STRIPPED SECURITIES
The Funds may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs), stripped mortgage-backed securities (SMBs) and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities the Funds may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Funds are not subject to prepayment or extension risk. SMBs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBs that are structured to receive interest only are extremely sensitive to changes in prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBs that receive principal only.

The Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

UNRATED INVESTMENTS
The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's Investors Services ("Moody's") or Standard & Poor's ("S&P") may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P are more fully described in the Appendix to this SAI.

U.S. GOVERNMENT OBLIGATIONS
The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

ZERO COUPON BONDS
The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS
The ratings of Moody's, Standard & Poor's ("S&P"), and Fitch Investors Service, Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


                                   MANAGEMENT

The following information supplements and should be read in conjunction with the similar information found in the Combined Proxy/Prospectus.

TRUSTEES AND OFFICERS
The  Board   supervises  each  Fund's   activities,   monitors  its  contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.



-------------------------- ---------------------- -------------------------------------- -----------------------------
                            POSITION HELD WITH                                               OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/              PRINCIPAL OCCUPATION(S)            OR INVESTMENT COMPANY
                            LENGTH OF SERVICE/1/           DURING PAST 5 YEARS                  DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
                                           INDEPENDENT TRUSTEES
-------------------------- ---------------------- -------------------------------------- -----------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999, Associate Professor of Finance
                                                  1994-1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company
                           (Lead Trustee, since   and President of Crystal Geyser Roxane
                           2001).                 Water Company.
-------------------------- ---------------------- -------------------------------------- -----------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
-------------------------- ---------------------- -------------------------------------- -----------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
----------------------------------------------------------------------------------------------------------------------
                                          INTERESTED/2/ TRUSTEES
-------------------------- ---------------------- -------------------------------------- -----------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
-------------------------- ---------------------- -------------------------------------- -----------------------------
----------------------------------------------------------------------------------------------------------------------
                                               OFFICERS
----------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------- -----------------------------
-------------------------- ---------------------- -------------------------------------- -----------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
-------------------------- ---------------------- -------------------------------------- -----------------------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

----------------------------------------------------
                COMPENSATION TABLE
             YEAR ENDED MARCH 31, 2004
----------------------------------------------------
-------------------------------- -------------------
            TRUSTEE                 COMPENSATION
               INDEPENDENT TRUSTEES
Thomas S. Goho                        $  77,000
Peter G. Gordon                       $  87,000
Richard M. Leach                      $  77,000
Timothy J. Penny                      $  77,000
Donald C. Willeke                     $  77,000
                INTERESTED TRUSTEES
Robert C. Brown                       $  75,000
J. Tucker Morse                       $  75,000
-------------------------------- -------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.



           BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS* AND FUND COMPLEX
                      CALENDAR YEAR ENDED DECEMBER 31, 2003
----------------------- --------------------------------------- -------------------
       TRUSTEE            DOLLAR RANGE OF EQUITY SECURITIES      AGGREGATE DOLLAR
                                    OF THE FUNDS                  RANGE OF EQUITY
                        ---------------------------------------   SECURITIES OF
                          ULTRA-SHORT                              FUND COMPLEX
                          DURATION BOND      STRATEGIC INCOME
----------------------------------------------------------------------------------
                              INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------
Thomas S. Goho                  0                   0                   D
----------------------- ------------------- ------------------- -------------------
Peter G. Gordon                 0                   0                   B
----------------------- ------------------- ------------------- -------------------
Richard M. Leach                0                   0                   0
----------------------- ------------------- ------------------- -------------------
Timothy J. Penny                0                   0                   C
----------------------- ------------------- ------------------- -------------------
Donald C. Willeke               0                   0                   B
----------------------------------------------------------------------------------
                               INTERESTED TRUSTEES
----------------------------------------------------------------------------------
Robert C. Brown                 0                   0                   D
----------------------- ------------------- ------------------- -------------------
J. Tucker Morse                 0                   0                   D
-----------------------------------------------------------------------------------

*These Funds are expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed the fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Advisers and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of the Investment Adviser. The Board discussed the fact that the Investment Adviser has established an investment program for each Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Funds. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Funds by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Funds' investment portfolios. Finally, the Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Funds, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of each Fund's average daily net assets:

------------------------------------ ------------------------ ------------------
                                                                 ANNUAL RATE
               FUND                                            (AS A PERCENTAGE
                                           BREAKPOINTS          OF NET ASSETS)
------------------------------------ ------------------------ ------------------
Ultra-Short Duration Bond Fund                 0-499M               0.45%
                                             500-999M               0.40%
                                              1-2.99B               0.35%
                                              3-4.99B               0.325%
                                               >4.99B               0.30%
------------------------------------ ------------------------ ------------------
Strategic Income Fund                          0-499M               0.55%
                                             500-999M               0.50%
                                              1-2.99B               0.45%
                                              3-4.99B               0.425%
                                               >4.99B               0.40%
------------------------------------ ------------------------ ------------------


GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually
(i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISER
Funds Management has engaged Wells Capital Management to serve as investment sub-adviser to the Funds (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

For providing sub-advisory services Wells Capital Management is entitled to receive fees as described below.



-------------------------------- ------------------------
             FUND                          FEE
-------------------------------- ------------------------
-------------------------------- ------------------------
Ultra-Short Duration Bond            0-400M     0.20%
                                   400-800M     0.175%
                                      >800M     0.15%
-------------------------------- ------------------------
-------------------------------- ------------------------
 Strategic Income                    0-400M     0.20%
                                   400-800M     0.175%
                                      >800M     0.15%
-------------------------------- ------------------------


ADMINISTRATOR
The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

------------------------------------------ ------------------- ---------------
                  CLASS                       ASSET LEVEL             FEE
------------------------------------------ ------------------- ---------------
Class A, Class B, and Class C Shares            0-4.99B              0.33%
                                               5B-9.99B              0.32%
                                                 >9.99B              0.31%
------------------------------------------ ------------------- ---------------
Class Z Shares                                  0-4.99B              0.50%
                                               5B-9.99B              0.49%
                                                 >9.99B              0.48%
------------------------------------------ ------------------- ---------------


DISTRIBUTOR
Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor to the Funds. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as distributor for the Funds when they commence operations in the second quarter of 2005. The Funds have adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares of the Funds pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to each class as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of
Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Stephens has entered into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

SHAREHOLDER SERVICING AGENT
The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management), as agents for their customers, agree to perform administrative services with respect to Fund shares, including aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% of the average daily net assets of the Class A, Class B, Class C and Class Z shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

CUSTODIAN
Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of each Fund; and pays all expenses of each Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of each Fund.

FUND ACCOUNTANT
PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual base fee of $6,000 from each Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. Each Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

 -------------------------------------- -------------------------------------
       AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
 -------------------------------------- -------------------------------------
 $0-85 billion                          0.0057%
 -------------------------------------- -------------------------------------
 > $85 billion                          0.0025%
 -------------------------------------- -------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS
Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Funds on a continuous basis once they commence operations in the second quarter of 2005.

CODE OF ETHICS
The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser and the Sub-Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

NAV per share for each Fund is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

Each Fund's investments are generally valued at current market prices. If a security trades on an exchange, it is generally valued based on the last sale price during the regular trading session ("closing price"); if no sale has occurred, the security is valued based on the latest bid quotation. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on The Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if an accurate market quotation is not readily available, i.e., if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. This situation may result if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair valuation assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund that are received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.


The dealer reallowance for purchases of Class A shares of the Ultra-Short Duration Bond Fund is as follows:

 ------------------------- ------------------------ --------------------- ----------------------
                           FRONT-END SALES CHARGE     FRONT-END SALES      DEALER ALLOWANCE AS
         AMOUNT                      AS %                CHARGE AS %              % OF
       OF PURCHASE                OF PUBLIC            OF NET AMOUNT         PUBLIC OFFERING
                               OFFERING PRICE             INVESTED                PRICE
------------------------- ------------------------- --------------------- ---------------------
Less than $50,000                  2.00%                   2.04%                 1.75%
------------------------- ------------------------- --------------------- ---------------------
$50,000 to $99,999                 1.50%                   1.52%                 1.25%
------------------------- ------------------------- --------------------- ---------------------
$100,000 to $249,999               1.00%                   1.01%                 0.85%
------------------------- ------------------------- --------------------- ---------------------
$250,000 to $499,999               0.75%                   0.76%                 0.70%
------------------------- ------------------------- --------------------- ---------------------
$500,000 to $999,999               0.50%                   0.50%                 0.50%
------------------------- ------------------------- --------------------- ---------------------
$1,000,000 and over/1/             0.00%                   0.00%                 0.50%
------------------------- ------------------------- --------------------- ---------------------

1 We will assess Class A share purchases of $1,000,000 or more a 0.50% CDSC if the shares are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with the Fund's approval. The CDSC percentage you pay is applied to the NAV on the date of original purchase.


The dealer reallowance for purchases of Class A shares of the Strategic Income Fund is as follows:

-------------------------- ----------------------- --------------------- ----------------------
                             FRONT-END SALES        FRONT-END SALES
         AMOUNT                  CHARGE AS %            CHARGE AS %        DEALER ALLOWANCE AS
       OF PURCHASE               OF PUBLIC            OF NET AMOUNT      % OF PUBLIC OFFERING
                               OFFERING PRICE           INVESTED                 PRICE
-------------------------- ----------------------- --------------------- ----------------------
Less than $50,000                  4.50%                  4.71%                  4.00%
-------------------------- ----------------------- --------------------- ----------------------
$50,000 to $99,999                 4.00%                  4.17%                  3.50%
-------------------------- ----------------------- --------------------- ----------------------
$100,000 to $249,999               3.50%                  3.63%                  3.00%
-------------------------- ----------------------- --------------------- ----------------------
$250,000 to $499,999               2.50%                  2.56%                  2.25%
-------------------------- ----------------------- --------------------- ----------------------
$500,000 to $999,999               2.00%                  2.04%                  1.75%
-------------------------- ----------------------- --------------------- ----------------------
$1,000,000 and over/1/             0.00%                  0.00%                  1.00%
-------------------------- ----------------------- --------------------- ----------------------

1 We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if the shares are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV on the date of original purchase.


PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR FORMER COOKE & BIELER SHAREHOLDERS. Former Cooke & Bieler shareholders who purchased shares of the Cooke & Bieler Portfolios directly from the Cooke & Bieler Portfolios and became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund and any unnamed shares of WealthBuilder Portfolios at NAV.

REDUCED SALES CHARGES FOR FORMER MONTGOMERY FUND SHAREHOLDERS. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquring Wells Fargo Fund at NAV.

REDUCED SALES CHARGES FOR AFFILIATED FUNDS. Any affiliated fund that invests in a Wells Fargo income fund may purchase Class A shares of such fund at NAV.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

REDUCED SALES CHARGES FOR EMPLOYEES OF THE TRANSFER AGENT. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The
Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
advisability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.


                                  FUND EXPENSES

From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Funds are charged against a Fund's assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.


                              FEDERAL INCOME TAXES

The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. The Combined Proxy/Prospectus generally describes the federal and certain state income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Combined Proxy/Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if:
(i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and
(ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.


                      PROXY VOTING POLICIES AND PROCEDURES

Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust (the "Trusts") and Wells Fargo Funds Management, LLC ("Funds Management") have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.


The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name and other procedural matters related to annual meetings.
- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.
- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.
- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.
- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.


In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK

The Funds are two of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a fund represents an equal, proportionate interest in a fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

All shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets
attributable  to  that  Fund  that  are  available  for   distribution,   and  a
distribution of any general assets not attributable to a particular Fund or investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

     S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus (-) - The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                             dated [October , 2004]


                               MUNICIPAL BOND FUND

          CLASS A, CLASS B, CLASS C, INVESTOR AND INSTITUTIONAL CLASSES



         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about one fund in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the MUNICIPAL BOND FUND. The Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers Class A, Class B, Class C, Investor and Institutional Classes. This SAI relates to all such classes of shares. The Fund will not be available for investment until the second quarter of 2005.

         This SAI is not a prospectus and should be read in conjunction with the Fund's Combined Proxy Statement and Prospectus ("Prospectus/Proxy Statement") dated [October , 2004.] All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained free of charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

TABLE OF CONTENTS.............................................................i
INVESTMENT POLICIES...........................................................1
ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...............3
MANAGEMENT...................................................................15
DETERMINATION OF NET ASSET VALUE.............................................24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................25
PORTFOLIO TRANSACTIONS.......................................................27
FUND EXPENSES................................................................28
FEDERAL INCOME TAXES.........................................................29
PROXY VOTING POLICIES AND PROCEDURES.........................................37
CAPITAL STOCK................................................................39
OTHER........................................................................40
COUNSEL......................................................................40
INDEPENDENT AUDITORS.........................................................40
APPENDIX......................................................................1

                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT POLICIES

The Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of the Fund.

THE FUND MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that
     (i) this restriction does not limit the Fund's investments in securities of other investment companies, (ii) this restriction does not limit the Fund's investments in municipal securities, (iii) the Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non-government issuers conducting their principal business activity in the same industry; and (iv) the Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; nor

     (9) invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax, but not necessarily the federal alternative minimum tax.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of the Fund's shareholders.

(1) The Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) The Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) The Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of the Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(4) The Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit the Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(5) The Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(6) The Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

GENERAL

Notwithstanding the foregoing policies, any other investment companies in which the Fund may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing the Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.


         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set  forth  below  are  descriptions  of  certain   investments  and  additional
investment policies for the Fund. For purposes of monitoring the investment policies and restrictions of the Fund (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by the Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES

The Fund may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Fund invests may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

BANK OBLIGATIONS

The Fund may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by the Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS

Certain of the debt instruments purchased by the Fund may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING

The Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

COMMERCIAL PAPER

The Fund may invest in commercial paper (including variable amount master demand notes, see " "Floating- and Variable-Rate Obligations" below), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Fund in commercial paper (including variable-rate demand notes and variable- rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Ratings Statistical Organization ("NRSRO").

CONVERTIBLE SECURITIES

The Fund may invest in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different user. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.

The creditworthiness of the issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. Preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

DERIVATIVE SECURITIES

The Fund may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

DOLLAR ROLL TRANSACTIONS

The Fund may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. At the time the Fund enters into a dollar roll transaction, it causes its custodian to segregate liquid assets such as cash, U.S. government securities or other liquid equity or debt securities having a value equal to the purchase price for the similar security (including accrued interest) and subsequently marks the assets to market daily to ensure that full collateralization is maintained.

FIXED-INCOME SECURITIES

Investors  should be aware  that even  though  interest-bearing  securities  are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The Fund may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The adviser, on behalf of the Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.

The floating- and variable-rate instruments that the Fund may purchase include certificates of participation in such instruments.

FORWARD COMMITMENT, WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The Fund may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. The Fund will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

HIGH YIELD/LOWER-RATED DEBT SECURITIES

The Fund may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or "junk bonds"). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher- rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund's ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

ILLIQUID SECURITIES

The Fund may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale and for which there may not be a readily available market and which may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to the Fund. The Fund may not invest or hold more than 15% of its net assets in illiquid securities.

GUARANTEED INVESTMENT CONTRACTS

Guaranteed investment contracts ("GICs") are issued by insurance companies. In purchasing a GIC, the Fund contributes cash to the insurance company's general account and the insurance company then credits to the Fund's deposit fund on a monthly basis guaranteed interest at a specified rate. The GIC provides that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it. There is no secondary market for GICs and, accordingly, GICs are generally treated as illiquid investments. GICs are typically unrated.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities pursuant to guidelines approved by the Trustees to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

The Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur. The Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank, N.A. (the "Custodian") acts as Securities Lending Agent for the Fund, subject to the overall supervision of the Fund's investment adviser. Pursuant to an exemptive order granted by the Securities and Exchange Commission ("SEC"), the Custodian is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Fund.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Fund may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

ADJUSTABLE RATE MORTGAGES ("ARMS"). The Fund may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Fund may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

MORTGAGE  PARTICIPATION  CERTIFICATES.  The Fund  also may  invest  in  mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

OTHER MORTGAGE-RELATED SECURITIES. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

PREPAYMENT  AND  EXTENSION  RISK.  The  stated  maturities  of  mortgage-related securities  may be  shortened  by  unscheduled  prepayments  of principal on the
underlying  mortgages,   or  extended  in  rising  interest  rate  environments.
Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities.

INTEREST RATE RISK. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of the Fund's shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

MUNICIPAL BONDS

The Fund invests in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's alternative minimum taxable income. Moreover, the Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Certain of the municipal obligations held by the Fund may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors.

MUNICIPAL NOTES

The Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

TANS. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

BANS. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

RANS. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (I.E., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (I.E., market risk). Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

MUNICIPAL SECURITIES

STAND-BY COMMITMENTS. The Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which the Fund pays for securities with a stand-by commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit the Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, the Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

The acquisition of a stand-by commitment does not affect the valuation or maturity of the underlying municipal securities. The Fund values stand-by commitments at zero in determining NAV. When the Fund pays directly or indirectly for a stand-by commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Stand-by commitments do not affect the average weighted maturity of the Fund's portfolio of securities.

OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Fund's non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

PARTICIPATION INTERESTS

The Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives the Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES

The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund. Privately issued securities that are "illiquid" are subject to the Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by the Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A
Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements, wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

The Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of the Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. The Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Trustees and that are not affiliated with the adviser. The Fund may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements (an agreement under which the Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

STRIPPED SECURITIES

The Fund may purchase Treasury receipts, securities of government-sponsored enterprises (GSEs) and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. The stripped securities the Fund may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. The Fund may not purchase stripped mortgage-backed securities. The stripped securities purchased by the Fund generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk.

The Fund may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SWAPS, CAPS, FLOORS AND COLLARS

The Fund may enter into interest rate, currency and mortgage (or other asset) swaps, and may purchase and sell interest rate "caps," "floors" and "collars." Interest rate swaps involve the exchange by the Fund and a counterparty of their respective commitments to pay or receive interest (E.G., an exchange of floating-rate payments for fixed-rate payments). Mortgage swaps are similar to interest rate swap agreements, except that the contractually based principal amount (the "notional principal amount") is tied to a reference pool of mortgages. Currency swaps' notional principal amount is tied to one or more currencies, and the exchange commitments can involve payments in the same or different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on the notional principal amount from the party selling the cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

U.S. GOVERNMENT OBLIGATIONS

The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FannieMae notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS

Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

ZERO COUPON BONDS

The Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

The ratings of Moody's Investors Services ("Moody's), S&P and Fitch Investors Service, Inc. ("Fitch") represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.


                                   MANAGEMENT

The following information should be read in conjunction with the similar information contained in the Prospectus/Proxy Statement.

TRUSTEES AND OFFICERS

The  Board   supervises  the  Fund's   activities,   monitors  its   contractual
arrangements with various service providers, and decides upon matters of general policy.

GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------------- --------------------------
                            POSITION HELD WITH                                                   OTHER PUBLIC COMPANY
  NAME, AGE AND ADDRESS         REGISTRANT/                 PRINCIPAL OCCUPATION(S)              OR INVESTMENT COMPANY
                            LENGTH OF SERVICE/1/              DURING PAST 5 YEARS                    DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------------- --------------------------
                                                  INDEPENDENT TRUSTEES
-------------------------- ---------------------- -------------------------------------------- --------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway School of              N/A
                           since 1987             Business and Accountancy, Benson-Pruitt
                                                  Professorship since 1999, Associate
                                                  Professor of Finance 1994-1999.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of Crystal                 N/A
                           since 1998;            Geyser Water Company and President of
                           (Lead Trustee, since   Crystal Geyser Roxane Water Company.
                           2001).
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President of                   N/A
                           since 1987             Richard M. Leach Associates (a financial
                                                  consulting firm).
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public relations                N/A
                           since 1996             firm of Himle-Horner and Senior Fellow at
                                                  the Humphrey Institute, Minneapolis,
                                                  Minnesota (a public policy organization).
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke &                  N/A
                           since 1996             Daniels.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED/2/ TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm Credit                  N/A
                           since 1992             Banks Funding Corporation and Farm Credit
                                                  System Financial Assistance Corporation
                                                  until February 1999.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate Developer;                 N/A
                           since 1987             Chairman of White Point Capital, LLC.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------------------------------------------------------------------------------------------------------
                                                        OFFICERS
-------------------------------------------------------------------------------------------------------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Karla M. Rabusch, 45       President,             Executive Vice President of Wells Fargo                 N/A
                           since 2003             Bank, N.A.  and President of Wells Fargo
                                                  Funds Management, LLC.  Senior Vice
                                                  President and Chief Administrative Officer
                                                  of Wells Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice President
                                                  of Wells Fargo Bank, N.A. from December
                                                  1997 to May 2000.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank, N.A.                N/A
                           since 2003             and Vice President of Operations for Wells
                                                  Fargo Funds Management, LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
-------------------------- ---------------------- -------------------------------------------- --------------------------
-------------------------- ---------------------- -------------------------------------------- --------------------------
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells Fargo               N/A
                           since 2000             Bank, N.A. since January 1996.  Vice
                                                  President and Secretary of Wells Fargo
                                                  Funds  Management,  LLC  since
                                                  March 2001.
-------------------------- ---------------------- -------------------------------------------- --------------------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter.

COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the fiscal year ended March 31, 2004, the Trustees received the following compensation:

      ------------------------------------------------------
                      COMPENSATION TABLE
                   YEAR ENDED MARCH 31, 2004
      ------------------------------------------------------
      -------------------------------- ---------------------
                     TRUSTEE COMPENSATION
                        INDEPENDENT TRUSTEES
        Thomas S. Goho                          $  77,000
        Peter G. Gordon                         $  87,000
        Richard M. Leach                        $  77,000
        Timothy J. Penny                        $  77,000
        Donald C. Willeke                       $  77,000
                         INTERESTED TRUSTEES
        Robert C. Brown                         $  75,000
        J. Tucker Morse                         $  75,000
       -------------------------------- ---------------------


BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

              BENEFICIAL EQUITY OWNERSHIP IN FUND* AND FUND COMPLEX
                      CALENDAR YEAR ENDED DECEMBER 31, 2003

 ------------------------- ------------------------------------- --------------------------------
         Trustee            Dollar Range of Equity Securities        Aggregate Dollar Range
                                of the Municipal Bond Fund             of Equity Securities
                                       of the Trust                      of Fund Complex
 ------------------------------------------------------------------------------------------------
                                      INDEPENDENT TRUSTEES
 ------------------------------------------------------------------------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Thomas S. Goho                             0                                   D
 ------------------------- ------------------------------------- --------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Peter G. Gordon                            0                                   B
 ------------------------- ------------------------------------- --------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Richard M. Leach                           0                                   0
 ------------------------- ------------------------------------- --------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Timothy J. Penny                           0                                   B
 ------------------------- ------------------------------------- --------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Donald C. Willeke                          0                                   B
 ------------------------------------------------------------------------------------------------
                                       INTERESTED TRUSTEES
 ------------------------------------------------------------------------------------------------
 ------------------------- ------------------------------------- --------------------------------
 Robert C. Brown                            0                                   D
 ------------------------- ------------------------------------- --------------------------------
 ------------------------- ------------------------------------- --------------------------------
 J. Tucker Morse 0 D
 ------------------------- ------------------------------------- --------------------------------

*This Fund is expected to commence operations in the second quarter of 2005.

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, the sub-adviser, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, the sub-adviser, or the distributor.

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Fund. At each quarterly meeting, the Board will review the performance information and nature of services provided by the investment adviser and sub-adviser. At least annually, the Board will be provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, descriptions of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, the "Advisers"), a description of the quality and nature of the services provided by the Advisers.

Before approving an Advisory Agreement with an Adviser, at its regular meeting, called in part for this purpose, on August 10, 2004, the board reviewed fees that would be payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Fund and the Advisers and affiliates. The Board also analyzed the Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees and Rule 12b-1/distribution fees.

The Board then analyzed each Adviser's background and services that it would provide to the Fund. For example, the Board reviewed and discussed the investment  philosophy  and  experience  of the  Investment  Adviser.  The Board discussed the fact that the Investment Adviser has established an investment program for the Fund and would supervise and evaluate the sub-adviser who would make the day-to-day investment decisions for the Fund. The Board recognized that the Investment Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the oversight responsibilities of the Investment Adviser include monitoring Fund compliance with federal securities laws and regulations. The Board reviewed each Adviser's compliance procedures including their internal compliance policies relating to the respective codes of ethics, policies on personal trading, internal compliance procedures relating to the Fund's portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Fund with SEC and other regulatory requirements, maintenance of books and records of the Fund and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention expected to be given to the Fund by such persons. In evaluating the Advisers, the Board recognized that it has the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory and marketing personnel.

In addition to the above considerations, the Board also analyzed certain additional factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Fund. More specifically, the Board reviewed the factors that the sub-adviser will consider prior to selecting a broker to execute portfolio transactions. One such factor is the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, the benefits from using an affiliated broker, the extent to which efforts would be made to recapture transaction costs, and the existence of quality controls applicable to the Fund's investment portfolios. Finally, the Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Fund and other advisory clients.

Based on the above analysis,  which, in summary, included the following factors:
(i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees expected to be paid by the Fund, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Fund. Funds Management is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. As compensation for its advisory services, Funds
Management is entitled to receive a monthly fee at the annual rates indicated below of the Fund's average daily net assets:

---------------------------- ---------------------- --------------------------
           FUND                   BREAKPOINTS              ANNUAL RATE
                                (AS A PERCENTAGE
                                 OF NET ASSETS)
/---------------------------- ---------------------- --------------------------
Municipal Bond Fund                  0-499M                    0.40%
                                   500-999M                    0.35%
                                    1-2.99B                    0.30%
                                    3-4.99B                    0.275%
                                      >4.99                    0.25%
---------------------------- ---------------------- --------------------------


GENERAL. The Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. The Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

INVESTMENT SUB-ADVISER

Funds Management has engaged Wells Capital Management to serve as investment sub-adviser to the Fund (the "Sub-Adviser"). Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund's assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Adviser.

For providing sub-advisory services Wells Capital Management is entitled to receive monthly fees at the annual rate described below.

-------------------------------- ------------------------
             FUND                          FEE
-------------------------------- ------------------------
Municipal Bond Fund                  0-400M     0.20%
                                   400-800M    0.175%
                                      >800M     0.15%
-------------------------------- ------------------------


ADMINISTRATOR

The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Fund pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Fund's operations, including communication, coordination and supervision services with regard to the Fund's transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Fund, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Fund's investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Fund other than those services that are provided by the Fund's transfer agent, custodian and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Fund's business together with ordinary clerical and bookkeeping services.

         In addition, Funds Management has agreed to pay all of the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Fund's fees and expenses for services provided by the Fund's transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive fees at the annual rates indicated below, as a percentage of the Fund's average daily net assets:

 ------------------------------------ ------------------- ------------------
                CLASS                    ASSET LEVEL             FEE
 ------------------------------------ ------------------- ------------------
 Class A, Class B and Class C Shares        0-4.99B             0.33%
                                           5B-9.99B             0.32%
                                             >9.99B             0.31%
 ------------------------------------ ------------------- ------------------
                                            0-4.99B             0.15%
 Institutional Class                       5B-9.99B             0.14%
                                             >9.99B             0.13%
 ------------------------------------ ------------------- ------------------
 Investor Class                             0-4.99B             0.50%
                                           5B-9.99B             0.49%
                                             >9.99B             0.48%
 ------------------------------------ ------------------- ------------------


DISTRIBUTOR

     Stephens Inc. ("Stephens" or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as the distributor for the Fund. Wells Fargo Funds Distributor LLC ("Funds Distributor"), located at 525 Market Street, San Francisco, California 94105, will serve as the distributor for the Fund once it commences operations in the second quarter of 2005. The Fund, which offers Class C shares, has adopted a distribution plan (a "Plan") under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the "Rule") for its Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940
Act) of the Fund and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees"). Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of the Fund pay Stephens, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the Class C shares of the Fund as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Fund is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

GENERAL. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Fund shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Fund and its shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Fund is designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (I.E., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

SHAREHOLDER SERVICING AGENT

The Fund has approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the Fund of 0.25% of the average daily net assets of the Class A, Class B, Class C, Institutional and Investor Class shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that the Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

CUSTODIAN

Wells  Fargo  Bank,  N.A.  (the  "Custodian"),   located  at  6th  &  Marquette,
Minneapolis, Minnesota 55479, acts as custodian for the Fund. The Custodian, among other things, maintains a custody account or accounts in the name of the Fund, receives and delivers all assets for the Fund upon purchase, sale or maturity; collects and receives all income, other payments and distributions on account of the assets of the Fund; and pays all expenses of the Fund. For its services, the Custodian is entitled to receive an annual fee of 0.02% of the average daily net assets of the Fund.

FUND ACCOUNTANT

PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Fund. For these services, PFPC is entitled to receive an annual base fee of $6,000 from the Fund and a monthly fee of $500 per class for each class greater than one. PFPC also receives an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the fund and portfolios of the Trust and Variable Trust (excluding Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below. The Fund's share of the annual complex-wide fee would be based on its proportionate share of the aggregate average net assets of all of the Funds and portfolios (excluding Wells Fargo Master Trust portfolios). Finally, PFPC is entitled to receive certain out-of-pocket costs.

-------------------------------------- -------------------------------------
      AVERAGE DAILY NET ASSETS               ANNUAL ASSET-BASED FEES
-------------------------------------- -------------------------------------
            $0-85 billion                            0.0057%
-------------------------------------- -------------------------------------
            > $85 billion                            0.0025%
-------------------------------------- -------------------------------------


TRANSFER AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Fund. For providing such services, BFDS is entitled to receive fees from the Administrator.

UNDERWRITING COMMISSIONS

Funds  Distributor  will  serve  as  the  principal   underwriter   distributing
securities of the Fund on a continuous basis once the Fund commences operations in the second quarter of 2005.

CODE OF ETHICS

The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics, which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Mutual Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Portfolio. The codes of ethics for the Fund Complex, the Adviser and the Sub-Adviser are on public file with, and available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE

NAV per share for each class of the Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Fund's shares.

The Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. The Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before the Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Future contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund may be purchased on any day the Funds are open for business. The Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is generally closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for the Fund received before the Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after the Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Fund will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier then their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Fund reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund.

The dealer reallowance for purchases of Class A shares of the Fund is as follows:

-------------------------- ----------------------- --------------------- ----------------------
   AMOUNT OF PURCHASE         FRONT-END SALES        FRONT-END SALES      DEALER ALLOWANCE AS
                           CHARGE AS % OF PUBLIC    CHARGE AS % OF NET   % OF PUBLIC OFFERING
                               OFFERING PRICE        AMOUNT INVESTED             PRICE
-------------------------- ----------------------- --------------------- ----------------------
Less than $50,000                  4.50%                  4.71%                  4.00%
-------------------------- ----------------------- --------------------- ----------------------
$50,000 to $99,999                 4.00%                  4.17%                  3.50%
-------------------------- ----------------------- --------------------- ----------------------
$100,000 to $249,999               3.50%                  3.63%                  3.00%
-------------------------- ----------------------- --------------------- ----------------------
$250,000 to $499,999               2.50%                  2.56%                  2.25%
-------------------------- ----------------------- --------------------- ----------------------
$500,000 to $999,999               2.00%                  2.04%                  1.75%
-------------------------- ----------------------- --------------------- ----------------------
$1,000,000 and over/1/             0.00%                  0.00%                  1.00%
-------------------------- ----------------------- --------------------- ----------------------

1 We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if the shares are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. The CDSC percentage you pay is applied to the NAV on the date of original purchase.


PURCHASES AND REDEMPTIONS FOR EXISTING WELLS FARGO FUNDS ACCOUNT HOLDERS VIA THE INTERNET. All existing shareholders who purchased their shares directly from Wells Fargo Funds may purchase additional shares of classes of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. We expect that in the future, Internet account access will be available for institutional clients of the Wells Fargo Funds. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com for further details. Shareholder who hold their shares in a brokerage account should contact their selling agent.

PURCHASES AND REDEMPTIONS THROUGH BROKERS AND/OR THEIR AFFILIATES. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus/Proxy Statement in the section entitled "Comparison of Account Features and Services." The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

REDUCED SALES CHARGES FOR FORMER COOKE & BIELER SHAREHOLDERS. Former Cooke & Bieler shareholders who purchased shares of the Cooke & Bieler Portfolios directly from the Cooke & Bieler Portfolios and became Wells Fargo Fund shareholders in the reorganization, will be permitted to purchase Class A shares of any Wells Fargo Fund and any unnamed shares of WealthBuilder Portfolios at NAV.

REDUCED SALES CHARGES FOR FORMER MONTGOMERY FUND SHAREHOLDERS. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquring Wells Fargo Fund at NAV.

REDUCED SALES CHARGES FOR AFFILIATED FUNDS. Any affiliated fund that invests in a Wells Fargo income fund may purchase Class A shares of such fund at NAV.

REDUCED SALES CHARGES FOR CERTAIN HOLDERS OF CLASS C SHARES. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

REDUCED SALES CHARGES FOR EMPLOYEES OF THE TRANSFER AGENT. Employees of BFDS, transfer agent for the Trust, may purchase Class A shares at NAV.


                             PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission, if any. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Fund also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

In placing orders for portfolio securities of the Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for the Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The
Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the
advisability  of  securities  or  purchasers  or  sellers  of  securities;   (2)
furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Fund.

PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also may result in adverse tax consequences to the Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.


                                  FUND EXPENSES

From time to time, Funds Management may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its Custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Fund, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Trustees deems equitable.


                              FEDERAL INCOME TAXES

The following information should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters other than those noted above.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as: insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and discussion in the Prospectus/Proxy Statement applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

GENERAL.  The Trust  intends to  continue  to qualify  the Fund as a  "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to the Fund, rather than to the Trust as a whole. Furthermore, the Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, the Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to the Fund's principal business of investing in stock or securities. The Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to the Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, the Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. The Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, the Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, the Fund may make the distributions in the following taxable year. Furthermore, if the Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. The Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that the Fund will not be subject to federal income taxation.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, the Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% nondeductible excise tax will be imposed on the Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. The Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. The Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. The Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute such capital gains. The Fund cannot carry back or carry forward any net operating losses.

EQUALIZATION ACCOUNTING. Under the Code, the Fund may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals the Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits the Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect the Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Fund, and thus the use of this method may be subject to IRS scrutiny.

TAXATION OF FUND INVESTMENTS. In general, if the Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If the Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by the Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. The Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund.

If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Fund will be deemed "Section 1256 contracts." The Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to the Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds the Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. If the Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if the Fund had not engaged in such transactions.

If the Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon the Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon the Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain the Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Fund could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For federal income tax purposes, the Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of the Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of the Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. The Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

Distributions designated by the Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. The Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest the Fund earned on direct obligations of the U.S. Government, if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held the Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from the Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

FOREIGN TAXES. Amounts realized by the Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, the Funds does not expect to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which the Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of the Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. The Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat the Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

TAX-DEFERRED PLANS. The shares of the Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, [Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts]. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of the Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by the Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ( "foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

TAX-EXEMPT INVESTORS AND TAX-DEFERRED PLANS. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of distributions from the Fund, as discussed further below. Such distributions may ultimately be taxable to the beneficiaries when distributed to them.

ADDITIONAL CONSIDERATIONS FOR THE FUND. If at least 50% of the value of a regulated investment company's total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay "exempt-interest distributions." The Fund intends to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on the Fund's tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating federal alternative minimum tax ("AMT"). Tax preference items include tax-exempt interest on "private activity bonds." To the extent that the Fund invests in private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their federal AMT, if any. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the Fund. Furthermore, shareholders will not be permitted to deduct any of their share of the Fund's expenses in computing their federal AMT. In addition, exempt-interest distributions paid by the Fund to a corporate shareholder is included in the shareholder's "adjusted current earnings" as part of its federal AMT calculation, and may also affect its federal "environmental tax" liability. As of the date of this SAI, individuals are subject to federal AMT at a maximum rate of 28% and corporations are subject to federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.


                      PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

The responsibility for voting proxies relating to the Fund's portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. Furthermore, Funds Management may solicit the input of underlying portfolio managers advising the Fund on particular issues.

The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds' Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, name changes in company name, and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

- MERGERS/ACQUISITIONS AND CORPORATE RESTRUCTURINGS - Funds' Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Fund and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Fund (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Fund and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the standing Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the Commission's website at http://www.sec.gov.


                                  CAPITAL STOCK

The Fund is one of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Shareholder Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by Series, except where voting by a Series is required by law or where the matter involved only affects one Series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of a Fund, means the vote of the lesser of
(i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

As of the date of this SAI, there are no shareowners in the Funds, as they are not expected to commence operations until the second quarter of 2005.


                                      OTHER

The Trust's Registration Statement and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.


                                     COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.


                              INDEPENDENT AUDITORS

KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                    APPENDIX

The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

CORPORATE BONDS

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

     AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

     BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments.

     B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

     Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

     C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

MOODY'S

Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment-grade securities.

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

SHORT-TERM ISSUE CREDIT RATINGS (INCLUDING COMMERCIAL PAPER)

S&P:

     A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY'S:

     Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

     Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

     Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

     Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                                [OCTOBER , 2004]

                            LARGE COMPANY GROWTH FUND
                         MONTGOMERY MID CAP GROWTH FUND
                            MONTGOMERY SMALL CAP FUND
                        MONTGOMERY TOTAL RETURN BOND FUND
                           SPECIALIZED TECHNOLOGY FUND

                                     CLASS Z

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds in the Wells Fargo Funds Trust family of funds -- the LARGE COMPANY GROWTH, MONTGOMERY MID CAP GROWTH, MONTGOMERY SMALL CAP, MONTGOMERY TOTAL RETURN BOND and SPECIALIZED TECHNOLOGY FUNDS (each, a "Fund" and collectively, the "Funds"). Each Fund, except the Specialized Technology Fund, is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds offer Class Z shares that are expected to be available for investment in the second quarter of 2005. Each Fund also offers other share classes. Please see the applicable SAIs relating to those share classes for additional information. This SAI relates to the Class Z shares only of each respective Fund, as applicable.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Combined Prospectus and Proxy Statement ("Prospectus/Proxy Statement"), dated [OCTOBER , 2004]. The audited financial statements for the Funds (except the Montgomery Total Return Bond Fund), which include the portfolios of investments and independent auditors' report for the year ended September 30, 2003 are hereby incorporated by reference to the Annual Report and the unaudited financial statements for the period ended March 31, 2004 to the Semi-Annual Report. The portfolios of investments and audited financial statements for the Montgomery Total Return Bond Fund for the year ended May 31, 2004 are hereby incorporated by reference to the Fund's Annual Report. All terms used in this SAI that are defined in the Prospectus/Proxy Statement have the meanings assigned in the Prospectus/Proxy Statement. The Prospectus/Proxy Statement may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS
                                                                           PAGE

HISTORICAL FUND INFORMATION...................................................1
INVESTMENT POLICIES...........................................................3
ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS...............5
MANAGEMENT...................................................................30
DETERMINATION OF NET ASSET VALUE.............................................45
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................46
PORTFOLIO TRANSACTIONS.......................................................47
FUND EXPENSES................................................................51
FEDERAL INCOME TAXES ........................................................52
PROXY VOTING POLICIES AND PROCEDURES.........................................62
CAPITAL STOCK................................................................64
OTHER........................................................................70
COUNSEL......................................................................70
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................71
FINANCIAL INFORMATION........................................................71

                           HISTORICAL FUND INFORMATION


         On March 25, 1999, the Board of Trustees of Norwest Advantage Funds ("Norwest"), the Board of Directors of Stagecoach Funds, Inc. ("Stagecoach") and the Board of Trustees of the Trust (each, a "Trustee" and collectively, the
"Board" or "Trustees") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Norwest and Stagecoach portfolios into certain Funds of the Trust. Prior to November 5, 1999, the effective date of the Reorganization of the Funds and the predecessor Norwest and Stagecoach portfolios, the Funds had only nominal assets.

         On December 16, 2002, the Board of Trustees of The Montgomery Funds and The Montgomery Funds II ("Montgomery") approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of various predecessor Montgomery portfolios into various Funds of the Trust. The effective date of the reorganization was June 9, 2003.

         The Funds described in this SAI, except for the Specialized Technology Fund, were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex; or the reorganization of certain of the funds of the Montgomery family of funds into certain of the Wells Fargo Funds. The reorganization between Stagecoach and Norwest followed the merger of the advisers' parent companies. The reorganization between Montgomery and the Trust followed the Funds' adviser's parent company purchasing certain parts of the institutional and retail investment management business of the Montgomery funds' adviser, Montgomery Asset Management, LLC ("MAM").

         The chart below indicates the predecessor Norwest and Montgomery funds that are the accounting survivors of the Wells Fargo Funds.

 ---------------------------------------------------- ------------------------------------------------------
                  WELLS FARGO FUNDS                                     PREDECESSOR FUNDS
 ---------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------

Large Company Growth Fund                             Norwest Large Company Growth Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Montgomery Mid Cap Growth Fund                        Montgomery Mid Cap Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Montgomery Small Cap Fund                             Montgomery Small Cap Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Montgomery Total Return Bond Fund                     Montgomery Total Return Bond Fund
----------------------------------------------------- ------------------------------------------------------
----------------------------------------------------- ------------------------------------------------------
Specialized Technology Fund                           N/A
----------------------------------------------------- ------------------------------------------------------

         The LARGE COMPANY GROWTH FUND commenced operations on November 8, 1999, as successor to the Large Company Growth Fund of Norwest. The predecessor Norwest Large Company Growth Fund commenced operations on December 31, 1982.

         The MONTGOMERY MID CAP GROWTH FUND commenced operations on June 9, 2003 as successor to the Montgomery Mid Cap Fund and the Wells Fargo Mid Cap Growth Fund. The Montgomery Mid Cap Fund, which commenced operations on December 30, 1994, is considered the surviving entity for accounting purposes.

         The MONTGOMERY SMALL CAP FUND commenced operations on June 9, 2003 as successor to the Montgomery Small Cap Fund.

         The MONTGOMERY TOTAL RETURN BOND FUND commenced operations on June 9, 2003, as successor to the Montgomery Total Return Bond Fund. The predecessor fund commenced operations on June 30, 1997.

         The SPECIALIZED TECHNOLOGY FUND commenced operations on September 18, 2000.

                               INVESTMENT POLICIES


FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

         THE FUNDS MAY NOT:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, (iii) municipal securities, (iv) repurchase agreements, or (v) limit the Specialized Technology Fund's investment in securities of the technology sector, which can be a single industry or group of industries such as the computer, software, communications equipment and services, semiconductor, health care, biotechnology, or defense and aerospace industries;

     (2) except for the Specialized Technology Fund, purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

NON-FUNDAMENTAL INVESTMENT POLICIES

         Each Fund has adopted the following non-fundamental policies, which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") for (i) bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund, except the Specialized Technology Fund, may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Short sale transactions not made "against the box" by the Specialized Technology Fund may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer.

     (8) Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

         Shareholders will receive at least 60 days' notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

GENERAL
         Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS


         Set forth below are descriptions of certain investments and additional investment policies for the Funds. The Large Company Growth Fund described in this SAI is a gateway feeder fund that invests in a single corresponding master portfolio of Wells Fargo Master Trust ("Master Trust"). References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

ASSET-BACKED SECURITIES

         Certain Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in the Fund experiencing difficulty in valuing or liquidating such securities. The Fund may also invest in securities backed by pools of mortgages. These investments are described under the heading "Mortgage-Related and Other Asset-Backed Securities."

BANK OBLIGATIONS

         The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.
         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

BONDS

         The Montgomery Total Return Bond Fund may invest in bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING

         The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

CLOSED-END INVESTMENT COMPANIES

         Certain Funds may invest in the securities of closed-end investment companies that invest primarily in foreign securities. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the Fund to invest in certain markets. The Funds will invest in such companies when, in the adviser's judgment, the potential benefits of the investment justify the payment of any applicable premium or sales charge. Other investment companies incur their own fees and expenses.

COMMERCIAL PAPER

         The Funds may invest in commercial paper (including variable amount master demand notes, SEE "Floating- and Variable-Rate Obligations" below) which refers to short-term, unsecured promissory notes issued by corporations, financial institutions, and similar instruments issued by government agencies and instrumentalities to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO").

CONVERTIBLE SECURITIES

         The Funds may invest in convertible securities that provide current income and that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

CUSTODIAL RECEIPTS FOR TREASURY SECURITIES

         The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

DERIVATIVE SECURITIES: FUTURES AND OPTIONS CONTRACTS

         Futures and options contracts are types of "derivative securities," securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate. As is described in more detail below, a Fund often invests in these securities as a "hedge" against fluctuations in the value of the other securities in that Fund's portfolio, although a Fund may also invest in certain derivative securities for investment purposes only.

         While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a
Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund's investments, but the Fund may also lose money on the derivative security itself. Also, derivative securities are more likely to experience periods when they will not be readily tradable. If, as a result of such illiquidity, a Fund cannot settle a future or option contract at the time the adviser determines is optimal, the Fund may lose money on the investment. Additional risks of derivative securities include: the risk of the disruption of the Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts; and market risk (I.E., exposure to adverse price changes).

         The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund's investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

         The use of derivatives by a Fund also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate "cover" in compliance with the U.S. Securities and Exchange Commission ("SEC") rules limiting the use of leverage.

         FUTURES CONTRACTS. The Funds may trade futures contracts and options on futures contracts. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the only credit risk on futures contracts is the creditworthiness of the exchange.

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker when the parties enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of the broker that holds the margin on behalf of a Fund, the Fund may not receive a full refund of its margin.

         Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, a liquid market may not exist for a particular contract at a particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subject a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund may be required to pay an additional variation margin until the position is closed.

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA") in accordance with Rule 4.5 of the CEA, and therefore the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

         The Funds may also purchase options on futures contracts. See "Options Trading" below.

         OPTIONS AND FUTURES CONTRACTS. When hedging to attempt to protect against declines in the market value of the Funds' securities, to permit the Funds to retain unrealized gains in the value of Fund securities which have appreciated, or to facilitate selling securities for investment reasons, the Funds would: (1) sell Stock Index Futures; (2) purchase puts on such futures or securities; or (3) write covered calls on securities or on Stock Index Futures. When hedging to establish a position in the equities markets as a temporary substitute for purchasing particular equity securities (which the Funds will normally purchase and then terminate the hedging position), the Funds would: (1) purchase Stock Index Futures, or (2) purchase calls on such Futures or on securities. The Funds' strategy of hedging with Stock Index Futures and options on such Futures will be incidental to the Funds' activities in the underlying cash market.

         The Funds may write (i.e., sell) call options ("calls") if: (1) the calls are listed on a domestic securities or commodities exchange and (2) the calls are "covered" (i.e., the Funds own the securities subject to the call or other securities acceptable for applicable escrow arrangements) while the call is outstanding. A call written on a Stock Index Future must be covered by deliverable securities or segregated liquid assets. If a call written by the Funds is exercised, the Funds forego any profit from any increase in the market price above the call price of the underlying investment on which the call was written.

         When the Funds write a call on a security, it receives a premium and agrees to sell the underlying securities to a purchaser of a corresponding call on the same security during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying security), regardless of market price changes during the call period. The risk of loss will have been retained by the Funds if the price of the underlying security should decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, the Funds may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of option transaction costs and the premium previously received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Funds retain the underlying security and the premium received. If the Funds could not effect a closing purchase transaction due to the lack of a market, they would have to hold the callable securities until the call lapsed or was exercised.

         The Funds may also write calls on Stock Index Futures without owning a futures contract or a deliverable bond, provided that at the time the call is written, the Funds cover the call by segregating in escrow an equivalent dollar amount of liquid assets. The Funds will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Stock Index Future. In no circumstances would an exercise notice require the Funds to deliver a futures contract; it would simply put the Funds in a short futures position, which is permitted by the Funds' hedging policies.

         PURCHASING CALLS AND PUTS. Certain Funds may purchase put options ("puts") which relate to: (1) securities held by it; (2) Stock Index Futures (whether or not it holds such Stock Index Futures in its Fund); or (3) broadly-based stock indices. A Fund may not sell puts other than those it previously purchased, nor purchase puts on securities it does not hold. A Fund may purchase calls: (1) as to securities, broadly-based stock indices or Stock Index Futures or (2) to effect a "closing purchase transaction" to terminate its obligation on a call it has previously written.

         When a Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. A Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payments and the right to purchase the underlying investment. When a Fund purchases a call on a stock index, it pays a premium, but settlement is in cash rather than by delivery of an underlying investment.

         When a Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on a security or Stock Index Future that a Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date and the Fund will lose its premium payment and the right to sell the underlying investment; the put may, however, be sold prior to expiration (whether or not at a profit).

         Purchasing a put on either a stock index or on a Stock Index Future not held by a Fund permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in price of the underlying investment, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its Fund securities. When a Fund purchases a put on a stock index, or on a Stock Index Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on a stock index or Stock Index Future, settlement is in cash rather than by the Fund's delivery of the underlying investment.

         STOCK INDEX FUTURES. Certain Funds may buy and sell Stock Index Futures. A stock index is "broadly-based" if it includes stocks that are not limited to issuers in any particular industry or group of industries. Stock Index Futures obligate the seller to deliver (and the purchaser to take) cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the underlying stocks in the index is made.

         No price is paid or received upon the purchase or sale of a Stock Index Future. Upon entering into a futures transaction, a Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with a futures commission merchant (the "futures broker"). The initial margin will be deposited with the Fund's custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker on a daily basis. Prior to expiration of the future, if a Fund elects to close out its position by taking an opposite position, a final determination of variation margin is made, and additional cash is required to be paid by or released to the Fund. Although Stock Index Futures by their terms call for settlement by the delivery of cash, in most cases the obligation is fulfilled without such delivery, by entering into an offsetting transaction. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When a Fund buys a call on a stock index or Stock Index Future, it pays a premium. During the call period, upon exercise of a call by a Fund, a seller of a corresponding call on the same index will pay the Fund an amount of cash to settle the call if the closing level of the stock index or Stock Index Future upon which the call is based is greater than the exercise price of the call; that cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When a Fund buys a put on a stock index or Stock Index Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the stock index or Stock Index Future upon which the put is based is less than the exercise price of the put; that cash payment is determined by the multiplier, in the same manner as described above as to calls.

         FOREIGN CURRENCY FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS. The Funds may invest in foreign currency futures contracts and foreign currency transactions which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price, will be secured by margin deposits, are regulated by the CFTC and are traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

         The Funds may invest in foreign currency transactions. Foreign currency transactions, such as forward foreign currency exchange contracts, are also contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions. Despite these differences, however, foreign currency futures contracts and foreign currency transactions (together, "Currency Futures") entail largely the same risks, and therefore the remainder of this section will describe the two types of securities together.

         Because the Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, they may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

         A Fund will purchase and sell Currency Futures in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a Currency Future as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a Currency Future to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These Currency Futures will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The use of Currency Futures involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of Currency Futures strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of Currency Futures also exposes a Fund to the general risks of investing in futures contracts: the risk of an illiquid market for the Currency Futures, the risk of exchange-imposed trading limits, and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its Currency Futures investments.

         OPTIONS TRADING. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The Funds will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

         Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

         Below is a description of some of the types of options in which certain Funds may invest.

         A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Stock indices fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indices will be subject to the adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments. When a Fund writes an option on a stock index, the Fund will place in a segregated account with its custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         The Funds may invest in stock index futures contracts and options on stock index futures contracts. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Stock index futures contracts may be purchased to protect a Fund against an increase in the prices of stocks that Fund intends to purchase. The purchase of options on stock index futures contracts are similar to other options contracts as described above, where a Fund pays a premium for the option to purchase or sell a stock index futures contract for a specified price at a specified date. With options on stock index futures contracts, a Fund risks the loss of the premium paid for the option. The Funds may also invest in interest-rate futures contracts and options on interest-rate futures contracts. These securities are similar to stock index futures contracts and options on stock index futures contracts, except they derive their price from an underlying interest rate rather than a stock index.

         Interest-rate and index swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that the Fund contractually is entitled to receive.

         FUTURE DEVELOPMENTS. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Funds or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Funds' investment objective and legally permissible for a Fund.

DOLLAR ROLL TRANSACTIONS

         The Funds may enter into "dollar roll" transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but a Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

FIXED-INCOME SECURITIES

         Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment-grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's Investors Service, Inc. ("Moody's") and "BBB" by Standard & Poor's Rating Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher-rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher-rated categories. Securities rated "BBB" by Fitch are considered investment-grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment-grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

         The Funds may purchase floating- and variable-rate obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risk.

         The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

FOREIGN OBLIGATIONS AND SECURITIES

         Certain Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country.

         The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governmental agencies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Funds may invest may be subject to foreign withholding and other taxes that could reduce the return on these obligations. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Funds would otherwise be subject.

         The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Funds may enter into currency forward contracts ("forward contracts") to attempt to minimize the risk to a Fund from adverse changes in the relationship between currencies or to enhance income. A forward contract is an obligation to buy or sell a specific currency for an agreed price at a future date which is individually negotiated and is privately traded by currency traders and their customers. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

         The Funds may also invest in foreign securities through ADRs, CDRs, EDRs, IDRs and GDRs or other similar securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

         For temporary defensive purposes, Funds may invest in fixed-income securities of non-U.S. governmental and private issuers. Such investments may include bonds, notes, debentures and other similar debt securities, including convertible securities.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS

         The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Funds will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ILLIQUID SECURITIES

         The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. The Funds may not invest or hold more than 15% of their net assets in illiquid securities.

INITIAL PUBLIC OFFERINGS

         Certain Funds may also invest in smaller companies and initial public offerings which typically have additional risks including more limited product lines, markets and financial resources than larger, more seasoned companies and their securities may trade less frequently and in more limited volume than those of larger, more mature companies.

LOANS OF PORTFOLIO SECURITIES

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification;
(3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

         A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

         Wells Fargo Bank (the "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENTS

         The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

         LETTERS  OF  CREDIT.   Certain  of  the  debt  obligations   (including
certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

         The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non-government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         PREPAYMENT   AND   EXTENSION    RISK.   The   stated    maturities   of
mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of a Fund. Rates of prepayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may also invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or the Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         There are risks inherent in the purchase of mortgage-related securities. For example, these securities are subject to a risk that default in payment will occur on the underlying mortgages. In addition to default risk, these securities are subject to the risk that prepayment on the underlying mortgages will occur earlier or later or at a lesser or greater rate than expected. To the extent that the Adviser's assumptions about prepayments are inaccurate, these securities may expose the Funds to significantly greater market risks than expected.

         OTHER ASSET-BACKED SECURITIES. The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist  of  undivided  fractional  interests  in  pools  of  consumer  loans or
receivables  held  in  trust.   Examples  include  certificates  for  automobile
receivables ("CARs") and credit card receivables ("CARDs"). Asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities are relatively new instruments and may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities.

OTHER INVESTMENT COMPANIES

         The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds' non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company ("3% Limit"); (ii) 5% of such Fund's total assets with respect to any one investment company; and (iii) 10% of such Fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         ISHARES. The Funds may invest in iShares Trust and iShares, Inc. ("iShares") which are registered investment companies that consist of numerous separate series (each, an "iShares Fund"), each of which seeks investment results similar to the performance of a single stock market or of a group of stock markets in a single geographic location. iShares combine characteristics of stocks with those of index funds. Like stocks, iShares are liquid and can be traded in any number of shares; like index funds, they provide diversification and market tracking. iShares trade on the American Stock Exchange, the Chicago Board of Options Exchange and the New York Stock Exchange in the same way as shares of a publicly held company.

PARTICIPATION INTERESTS

         The Funds may purchase participation interests in loans or instruments in which the Funds may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

PRIVATELY ISSUED SECURITIES

         The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (E.G., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the security may be delayed or limited.

         A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

REVERSE REPURCHASE AGREEMENTS

         The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

SHORT SALES

         A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a fund makes a short sale, the proceeds it receives are retained by the broker until the fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" mean that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

         The value of securities of any issuer in which a fund maintains a short position that is not "against the box" may not exceed the lesser of 5% of the value of the fund's net assets or 5% of the securities of such class of the issuer. A fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

         Short sales by a fund that are not made "against the box" create opportunities to increase the fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund's NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

         If a fund makes a short sale "against the box," the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund's long position would be reduced by a gain in the short position.

         In view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

         To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund, except the Specialized Technology Fund, will be "against the box," or the Fund's obligation to deliver the securities sold short will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. The Specialized Technology Fund may make short sales that are not "against the box," however, such transactions may not exceed the lesser of 5% of the value of the Fund's net assets or 5% of the securities of such class of the issuer. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

SMALL COMPANY SECURITIES

         Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies' securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

         Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

         Investment in small, unseasoned issuers generally carries greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

STRIPPED SECURITIES

         The Montgomery Total Return Bond Fund may purchase Treasury receipts, securities of government-sponsored enterprises ("GSEs"), stripped mortgage-backed securities ("SMBS") and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities the Fund may purchase are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The stripped securities purchased by the Fund are not subject to prepayment or extension risk. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.

         Certain Funds may purchase participations in trusts that hold U.S. Treasury securities (such as TIGRs and CATS) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

SYNTHETIC CONVERTIBLE SECURITIES

         The Funds may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

UNRATED INVESTMENTS

         The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

U.S. GOVERNMENT OBLIGATIONS

         The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS

         The Funds may invest in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may only purchase warrants on securities in which the Fund may invest directly. Warrants have no voting rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within a specified time period.

ZERO COUPON BONDS

         The Montgomery Total Return Bond Fund may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

NATIONALLY RECOGNIZED STATISTICAL RATINGS ORGANIZATIONS

         The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a Fund. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX
     The Trust (the "Licensee") has entered into a license agreement with S&P authorizing the use of various S&P trademarks and trade names in connection with the marketing and/or promotion of certain of the Funds (collectively referred to, herein, as the "Products").
     The Products are not sponsored, endorsed, sold, or promoted by S&P, a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to the Licensee or the Products. S&P has no obligation to take the needs of the Licensee or the owners of the Products into consideration in determining, composing, or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of this issuance or sale of the Products or in the determination or calculation of the equation by which the Products are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Products.
     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the product, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits).

                                   MANAGEMENT


         The  following   information   supplements,   and  should  be  read  in
conjunction  with  the  similar   information  found  in  the   Prospectus/Proxy
Statement.

      TRUSTEES AND OFFICERS. The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

         GENERAL. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the [ ] funds comprising the Trust, Wells Fargo Variable Trust and Master Trust (collectively the "Fund Complex" or the "Trusts"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 74.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

-------------------------- ---------------------- -------------------------------------- -----------------------------
  NAME, AGE AND ADDRESS     POSITION HELD WITH           PRINCIPAL OCCUPATION(S)             OTHER PUBLIC COMPANY
                                REGISTRANT/                DURING PAST 5 YEARS              OR INVESTMENT COMPANY
                            LENGTH OF SERVICE/1/                                                 DIRECTORSHIPS
-------------------------- ---------------------- -------------------------------------- -----------------------------
                                                INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Thomas S. Goho, 62         Trustee,               Wake Forest University, Calloway                   N/A
                           since 1987             School of Business and Accountancy,
                                                  Benson-Pruitt Professorship since
                                                  1999, Associate Professor of Finance
                                   1994-1999.
Peter G. Gordon, 61        Trustee,               Chairman, CEO and Co-Founder of                    N/A
                           since 1998;            Crystal Geyser Water Company and
                           (Lead Trustee, since   President of Crystal Geyser Roxane
                           2001). Water Company.

Richard M. Leach, 71       Trustee,               Retired.  Prior thereto, President                 N/A
                           since 1987             of Richard M. Leach Associates (a
                                                  financial consulting firm).
Timothy J. Penny, 52       Trustee,               Senior Counselor to the public                     N/A
                           since 1996             relations firm of Himle-Horner and
                                                  Senior  Fellow at the Humphrey
                                                  Institute,        Minneapolis,
                                                  Minnesota  (a  public   policy
                                                  organization).
Donald C. Willeke, 64      Trustee,               Principal of the law firm of Willeke               N/A
                           since 1996             & Daniels.
----------------------------------------------------------------------------------------------------------------------
                                                INTERESTED/2/ TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Robert C. Brown, 73        Trustee,               Retired. Director, Federal Farm                    N/A
                           since 1992             Credit Banks Funding Corporation and
                                                  Farm Credit System Financial
                                                  Assistance Corporation until
                                                  February 1999.
J. Tucker Morse, 60        Trustee,               Private Investor/Real Estate                       N/A
                           since 1987             Developer; Chairman of White Point
                                                  Capital, LLC.
----------------------------------------------------------------------------------------------------------------------
                                                      OFFICERS
----------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch, 44       President,             Executive Vice President of Wells                  N/A
                           since 2003             Fargo Bank, N.A.  and President of
                                                  Wells Fargo Funds Management, LLC.
                                                  Senior Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC from
                                                  March 2001 to March 2003.  Vice
                                                  President of Wells Fargo Bank, N.A.
                                                  from December 1997 to May 2000.
Stacie D. DeAngelo, 35     Treasurer,             Vice President of Wells Fargo Bank,                N/A
                           since 2003             N.A. and Vice President of
                                                  Operations   for  Wells  Fargo
                                                  Funds  Management,  LLC. Prior
                                                  thereto, Operations Manager at
                                                  Scudder  Weisel  Capital,  LLC
                                                  from  October 2000 to May 2001
                                                  and  Director  of  Shareholder
                                                  Services    at   BISYS    Fund
                                                  Services from  September  1999
                                                  to October 2000; and Assistant
                                                  Vice  President of  Operations
                                                  with        Nicholas-Applegate
                                                  Capital  Management  from  May
                                                  1993 to September 1999.
C. David Messman, 44       Secretary,             Vice President and Counsel of Wells                N/A
                           since 2000             Fargo Bank, N.A. since January
                                                  1996.   Vice   President   and
                                                  Secretary of Wells Fargo Funds
                                                  Management,  LLC  since  March
                                                  2001.
----------------

1 Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

2 BASIS OF INTERESTEDNESS. Robert C. Brown owns securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.


         COMMITTEES. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met three times during the Funds' most recently completed fiscal year.
         COMPENSATION. Prior to January 1, 2004, each Trustee received an annual retainer (payable quarterly) of $52,000 from the Fund Complex, and also received a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex received an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         Effective January 1, 2004, each Trustee receives an annual retainer (payable quarterly) of $56,000 from the Fund Complex. Each Trustee also receives a combined fee of $7,000 for attendance at in-person Fund Complex Board meetings, and a $2,000 per meeting combined committee fee. Effective August 15, 2004, each Trustee receives a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. For the year ended March 31, 2004, the Trustees received the following compensation:

              ----------------------------------------------------
                               COMPENSATION TABLE
                            YEAR ENDED MARCH 31, 2004
              ----------------------------------------------------
              ------------------------------ ---------------------
                              TRUSTEE COMPENSATION
              ------------------------------ ---------------------
              ----------------------------------------------------
                              INDEPENDENT TRUSTEES
              ----------------------------------------------------
              ------------------------------ ---------------------
                            Thomas S. Goho       $77,000
                            Peter G. Gordon      $87,000
                            Richard M. Leach     $77,000
                            Timothy J. Penny     $77,000
                            Donald C. Willeke    $77,000
              ------------------------------ ---------------------
              ----------------------------------------------------
                               INTERESTED TRUSTEES
              ----------------------------------------------------
              ------------------------------ ---------------------
                            Robert C. Brown      $75,000
                            J. Tucker Morse      $75,000
              ------------------------------ ---------------------

         BENEFICIAL EQUITY OWNERSHIP INFORMATION. As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                             BENEFICIAL EQUITY OWNERSHIP IN THE FUNDS AND FUND COMPLEX
                                           CALENDAR YEAR ENDED DECEMBER 31, 2003


             TRUSTEE
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
                                     LARGE   MONTGOM MONTGOM  MONTGOM   SPECIAL
                                     COMPANY ERY MID ERY      ERY TOTAL IZED          AGGREGATE DOLLAR RANGE OF
                                     GROWTH  CAP     SMALL    RETURN    TECHNOL          EQUITY SECURITIES
                                             GROWTH  CAP      BOND      OGY               OF FUND COMPLEX
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Thomas S. Goho                      0       0        0        0        0                      D
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Peter G. Gordon                     0       0        0        0        0                      B
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Richard M. Leach                    0       0        0        0        0                      0
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Timothy J. Penny                    0       0        0        0        0                      C
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Donald C. Willeke                   B       0        0        0        A                      B
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
Robert C. Brown                     0       0        0        0        0                      D
----------------------------------- ------- -------- -------- -------- -------- ------------------------------
J. Tucker Morse                     0       0        0        0        0                      D
----------------------------------- ------- -------- -------- -------- -------- ------------------------------

         OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

         APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-advisers (individually, an "Adviser" and collectively, the "Advisers"), and a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of each Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

         The Board then reviewed statistical information regarding the expenses of the Funds and the expenses and performance information for a "Peer Group" of the Funds, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad based index. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (E.G. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser(s) who make the day-to-day investment decisions for the respective Funds. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-advisers in the various asset classes and the ability to oversee a large group of sub-advisers many of whom have different investment philosophies and styles. The Board also recognized that the primary investment Adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers' compliance procedures including the Advisers' internal compliance policies relating to their respective codes of ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to each sub-adviser. For example, the Board considered each sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with each sub-adviser (E.G. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which each sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed each sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which each sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was a sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed each sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment Adviser from its advisory arrangement with the Funds.

         INVESTMENT ADVISER. Wells Fargo Funds Management, LLC ("Funds Management") provides investment advisory services for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

         The Funds operate under two types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub-adviser; and (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust and have "dormant" advisory arrangements at the gateway level.

         As compensation for its advisory services for the following stand-alone Funds, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund's average daily net assets:

------------------------------------------------ -------------------------------------------------------
                     FUND                                                 FEE
------------------------------------------------ -- ------------------------- --------------------------
Montgomery Mid Cap Growth                                    0-499M                     0.75
                                                            500-999M                    0.70
                                                            1-2.99B                     0.65
                                                            3-4.99B                     0.625
                                                             >4.99B                     0.60
------------------------------------------------ -- ------------------------- --------------------------
Montgomery Small Cap                                         0-499M                     0.90
                                                            500-999M                    0.85
                                                            1-2.99B                     0.80
                                                            3-4.99B                     0.775
                                                             >4.99B                     0.75
------------------------------------------------ -- ------------------------- --------------------------
Montgomery Total Return Bond                                 0-499M                     0.45
                                                            500-999M                    0.40
                                                            1-2.99B                     0.35
                                                            3-4.99B                     0.325
                                                             >4.99B                     0.30
------------------------------------------------ -- ------------------------- --------------------------
Specialized Technology                                       0-499M                     1.05
                                                            500-999M                    1.00
                                                            1-2.99B                     0.95
                                                            3-4.99B                     0.925
                                                             >4.99B                     0.90
------------------------------------------------ -- ------------------------- --------------------------

         As described in the second category above, the gateway feeder Funds each invest 100% of their assets in a single respective master portfolio of Master Trust. Because the gateway feeder Funds invest all of their assets in a single portfolio, no investment advisory services are currently provided at the gateway feeder Fund level. However, in order to preserve flexibility to allow the gateway feeder Funds to either invest in more than one master portfolio of Master Trust or to convert to a stand-alone Fund with a direct advisory relationship, the gateway feeder Funds each have a "dormant" advisory arrangement with Funds Management. Under the dormant advisory arrangement, Funds Management will receive no advisory fees from a gateway feeder Fund as long as the gateway feeder Fund continues to invest all (or substantially all) of its assets in a single master portfolio of Master Trust. If a gateway feeder Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios (a gateway blended Fund), Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including a determination of the asset allocation of the Fund's investment in various master portfolios. If a gateway feeder Fund redeems all or a portion of its assets from any master portfolio and invests those assets directly in a portfolio of securities, Funds Management would be entitled to receive the dormant advisory rate (pass-through advisory fee) listed below which mirrors the current advisory fee charged by Funds Management to the Master Trust portfolio in which the gateway feeder Fund invests for the management of those assets.

    ------------------------- ------------- ---------------- ------------------------------------------
      GATEWAY FEEDER FUND        ACTIVE      DORMANT ASSET                 ANNUAL RATE**
                                ADVISORY      ALLOCATION          (AS A PERCENTAGE OF NET ASSETS)
                                  FEES           FEES*
    ------------------------- ------------- ---------------- -- ------------------- -------------------
    Large Company Growth         0.00%           0.25%                0-499M              0.75%
                                                                     500-999M             0.70%
                                                                     1-2.99B              0.65%
                                                                     3-4.99B              0.625%
                                                                      >4.99B              0.60%
    ------------------------- ------------- ---------------- -- ------------------- -------------------

* Represents the proposed advisory fee payable to Funds Management as Adviser if the Fundconverts into a gateway blended Fund.
** Represents the advisory fee payable to Funds Management as Adviser to the portfolio(s) of Master Trust in which the Fund invests. This would be the proposed advisory fee payable to Funds Management as Adviser if the Fund converts into a stand-alone Fund.

         ADVISORY FEES PAID. For the fiscal year-ends shown in the table below, the Funds, except the Montgomery Mid Cap Growth Fund, the Montgomery Small Cap Fund and the Montgomery Total Return Bond Fund (the "Wells Fargo Montgomery Funds"), paid the following advisory fees, and the investment adviser waived the indicated fees:


------------------------------ ------------------------------ -----------------------------------
             FUND                       YEAR-ENDED                        YEAR-ENDED
                                        9/30/03***                        9/30/02**
------------------------------ -------------- --------------- ----------------- -----------------
                                   FEES            FEES             FEES              FEES
                                   PAID           WAIVED            PAID             WAIVED
------------------------------ -------------- --------------- ----------------- -----------------
Large Company Growth                $0              $0               $0                $0
Specialized Technology           $504,006        $270,209        $ 143,288         $ 571,169
------------------------------ -------------- --------------- ----------------- -----------------

  -------------------------------- --------------------------------
                                             YEAR-ENDED
                                              9/30/01*
                                   --------------------------------

              FUND                     FEES             FEES
                                       PAID            WAIVED
--------------------------------- ---------------- ---------------
Large Company Growth                    $0               $0
Specialized Technology              $ 862,982      $  227,685
--------------------------------- ---------------- ---------------

* The amounts indicate fees paid from August 31, 2001, the Fund's commencement date, through September 30, 2001.
** The amounts indicate fees paid from January 31, 2002, the Fund's commencement date, through September 30, 2002.
*** The amounts indicate fees paid from August 29, 2003, the Fund's commencement date, through September 30, 2003.


         FORMER MONTGOMERY FUNDS. As discussed in the "Historical Fund Information" section, the Wells Fargo Montgomery Funds were created as part of the reorganization of certain portfolios of Montgomery into certain Funds of the Trust, which occurred on June 9, 2003. Prior to the reorganization, Wells Capital Management Incorporated ("Wells Capital Management" or "WCM") and MAM served as the investment advisers to the predecessor portfolios of the Wells Fargo Montgomery Funds. Therefore, the table below shows the advisory fees paid by either the Wells Fargo Montgomery Funds or their predecessor portfolios. For the periods indicated below, the Wells Fargo Montgomery Funds paid the following advisory fees and the respective investment adviser waived the indicated amounts:

--------------------------- ------------------------ ------------------------- -------------------------
           FUND               THREE-MONTH PERIOD        1/17/03-6/30/03**          7/1/02-1/16/03**
                                ENDED 9/30/03*            FUNDS MGMT/WCM                 MAM
                                  FUNDS MGMT
--------------------------- ----------- ------------ ------------ ------------ ------------ ------------
                            FEES PAID      FEES       FEES PAID   FEES WAIVED   FEES PAID   FEES WAIVED
                                          WAIVED
--------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Montgomery Mid Cap Growth    $176,561       $0        $433,850      $ 9,445     $345,344     $281,043
--------------------------- ----------- ------------ ------------ ------------ ------------ ------------
Montgomery Small Cap         $88,254      $41,070     $166,184      $27,408     $190,365     $ 25,486
--------------------------- ----------- ------------ ------------ ------------ ------------ ------------

---------------------------- --------------------------- -----------------------
           FUND                  FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                        6/30/03**               5/31/04***
                                 FUNDS MGMT/WCM/MAM
---------------------------- ------------ -------------- ---------- ------------
                                FEES PAID FEES WAIVED    FEES PAID   FEES WAIVED
---------------------------- ------------ -------------- ---------- ------------
Montgomery Total Return Bond     $0         $271,820     $462,733     $630,134
---------------------------- ------------ ------------- ----------- ------------

* The Montgomery Mid Cap Growth and Montgomery Small Cap Funds changed their fiscal year ends from June 30 to September 30.
** For the fiscal year ended June 30, 2003, the predecessor portfolios to the Funds paid advisory fees to MAM for the period of July 1, 2002 through January 16, 2003, and to Wells Capital Management for the period of January 17, 2003 through June 8, 2003. The Funds paid advisory fees to Funds Management for the period of June 9, 2003 through June 30, 2003.
*** The Montgomery Total Return Bond changed its fiscal year end in 2004 from June 30 to May 31.

--------------------------- ------------------------- -------------------------
           FUND                YEAR ENDED 6/30/02        YEAR ENDED 6/30/01
                                     MAM                        MAM
--------------------------- ------------ ------------ ------------- -----------
                             FEES PAID   FEES WAIVED   FEES PAID    FEES
                                                                      WAIVED
--------------------------- ------------ ------------ ------------- -----------
Montgomery Mid Cap Growth    1,310,953       $0        $2,100,242       $0
Montgomery Small Cap         $567,806        $0        $1,020,840       $0
Montgomery Total Return Bond  $8,738         $0         $62,320         $0
--------------------------- ------------ ------------ ------------- -----------

         For the period  from  January  17,  2003  through  June 6, 2003,  Wells
Capital Management served as the investment adviser to the predecessor portfolios of the Wells Fargo Montgomery Funds pursuant to an interim investment management agreement. Under the interim agreement, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

---------------------------------------- -------------------------- -------------------------
                 FUND                      AVG. DAILY NET ASSETS          ANNUAL RATE
---------------------------------------- -------------------------- -------------------------
---------------------------------------- -------------------------- -------------------------
Montgomery Mid Cap Growth                     $0-200 million                 1.40%
                                               >$200 million                 1.25%
---------------------------------------- -------------------------- -------------------------
---------------------------------------- -------------------------- -------------------------
Montgomery Small Cap                         $0 - 250 million                1.00%
                                               >$250 million                 0.80%
---------------------------------------- -------------------------- -------------------------
---------------------------------------- -------------------------- -------------------------
Montgomery Total Return Bond                  $0-500 million                 0.30%
                                               >$500 million                 0.25%
---------------------------------------- -------------------------- -------------------------

         GENERAL. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

      INVESTMENT SUB-ADVISERS. Funds Management has engaged Peregrine Capital Management, Inc. ("Peregrine"), RCM Capital Management LLC (formerly named Dresdner RCM Global Investors LLC) ("RCM") and Wells Capital Management to serve as investment sub-advisers to the stand-alone Funds of the Trust and the master portfolios of Master Trust in which the gateway feeder Funds invest, as listed in the charts below (collectively, the "Sub-Advisers"). Subject to the direction of the Trust's and Master Trust's (the "Trusts") Boards and the overall supervision and control of Funds Management and the Trusts, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Advisers furnish to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Funds Management and the Trusts' Boards and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to a Sub-Adviser.

         Similar to the "dormant" investment advisory arrangement with Funds Management, each gateway Fund has a dormant sub-advisory arrangement with some or all of the sub-advisers that sub-advise the master portfolio(s) in which the gateway Funds invest. Under such an arrangement, a sub-adviser receives no sub-advisory fee as long as a gateway Fund invests all (or substantially all) of its assets in one or more master portfolios. In the event that a gateway Fund redeems its assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would be entitled to receive a sub-advisory fee at the same rate the sub-adviser received from the master portfolio for investing the portion of the gateway Fund's assets formerly invested in the master portfolio. The sub-adviser would be compensated for its services by Funds Management from the advisory fees Funds Management receives for its services. The dormant sub-advisory fees that would be charged to the gateway Funds are identical to the sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests, which are listed in the chart below.

------------------------------ --------------------- ---------------------------
      MASTER PORTFOLIO             SUB-ADVISER                   FEES
------------------------------ --------------------- ---------------------------
Large Company Growth                Peregrine                  0-25M       0.75%
                                                              25-50M       0.60%
                                                             50-275M       0.50%
                                                               >275M       0.30%
------------------------------ --------------------- ---------------------------

         Funds Management has engaged RCM and Wells Capital Management as investment sub-advisers for the stand-alone Funds of the Trust listed below. For providing sub-advisory services, RCM and Wells Capital Management are entitled to receive fees as described below.
-------------------------------- --------------------- ------------------------
             FUND                    SUB-ADVISER                 FEE
-------------------------------- --------------------- ------------------------
Montgomery Mid Cap Growth           Wells Capital          0-200M       0.25%
                                      Management            >200M       0.20%
-------------------------------- --------------------- ------------------------
Montgomery Small Cap               Wells Capital           0-200M       0.25%
                                      Management            >200M       0.20%
------------------------------- --------------------- ------------------------
                                   Wells Capital           0-400M       0.15%
Montgomery Total Return Bond         Management          400-800M       0.125%
                                                            >800M       0.10%
-------------------------------- --------------------- ------------------------
Specialized Technology                   RCM                0-50M       1.00%
                                                          50-100M       0.70%
                                                            >100M       0.55%
-------------------------------- --------------------- ------------------------

         UNAFFILIATED SUB-ADVISERS. Listed below is the aggregate dollar amount of sub-advisory fees paid by the Specialized Technology Fund to the following unaffiliated sub-advisers for the year ended September 30, 2003:

                ----------------------------- ----------------- ----------------- ------------------
                            FUND                SUB-ADVISER        FEES PAID        FEES WAIVED/
                                                                                     REIMBURSED
                ----------------------------- ----------------- ----------------- ------------------
                Specialized Technology              RCM           $635,804.20             $0
                ----------------------------- ----------------- ----------------- ------------------

      ADMINISTRATOR. The Trust has retained Funds Management (the "Administrator") as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

         In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

-------------------------------- -------------------------------------------
              Class                                  Fee
-------------------------------- ------------------- -----------------------
    Class Z Shares                        0-4.99B                0.50%
                                          5-9.99B                0.49%
                                           >9.99B                0.48%
-------------------------------- ------------------- -----------------------

         ADMINISTRATIVE FEES PAID. For the fiscal year-ends shown in the table below, the Funds, except the Wells Fargo Montgomery Funds, paid the following administrative fees, and the administrator waived the indicated fees:

--------------------------- ---------------------- --------------------------- ---------------------
           FUND                  YEAR ENDED                YEAR ENDED               YEAR ENDED
                                   9/30/03                   9/30/02                  9/30/01
                            ---------------------- --------------------------- ---------------------
                                 FUNDS MGMT          FUNDS MGMT/WELLS FARGO        WELLS FARGO
--------------------------- ---------------------- --------------------------- ---------------------
Large Company Growth             $2,550,776                    $0                   $ 664,544
Specialized Technology            $ 396,790                $ 102,065                 $155,810
--------------------------- ---------------------- --------------------------- ---------------------

         FORMER MONTGOMERY FUNDS. As discussed in the "Historical Fund Information" section, the Wells Fargo Montgomery Funds were created as part of the reorganization of certain portfolios of Montgomery into certain Funds of the Trust, which occurred on June 9, 2003. Prior to the reorganization, MAM served as administrator to the predecessor portfolios of the Wells Fargo Montgomery Funds. Therefore, the table below shows the administrative fees paid by either the Wells Fargo Montgomery Funds or their predecessor portfolios. For the periods indicated below, the Wells Fargo Montgomery Funds paid the following administrative fees and the respective administrator waived the indicated amounts:

----------------------- ----------------- ------------------- --------------------- --------------------- ----------------------
         FUND             THREE-MONTH
                           PERIOD ENDED
                            9/30/03        6/9/03 - 6/30/03     7/1/02 - 6/8/03      YEAR ENDED 6/30/02    YEAR ENDED 6/30/01
                          FUNDS MGMT         FUNDS MGMT              MAM                   MAM                    MAM
----------------------- ----------------- ------------------- --------------------- --------------------- ----------------------
Montgomery Mid Cap          $77, 685            $6,644              $47,502               $87,341               $134,767
Growth
Montgomery Small Cap        $47,381             $5,687              $22,564               $44,244                $71,705
----------------------- ------------------------- ------------------------ -------------------------- -------------------------
        FUND                                       YEAR ENDED 6/30/03        YEAR ENDED 6/30/02         YEAR ENDED 6/30/01
                          YEAR ENDED 5/31/04         FUNDS MGMT/MAM                  MAM                       MAM
----------------------- ------------------------- ------------------------ -------------------------- -------------------------
Montgomery Total                $109,287                    $0                      $75,793                   $14,905
Return Bond
----------------------- ------------------------- ------------------------ -------------------------- -------------------------

      DISTRIBUTOR. Stephens Inc. ("Stephens," or the "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, currently serves as distributor for the Funds. The Funds will not pay distribution fees to the Distributor for distribution of their Class Z shares.

     SHAREHOLDER SERVICING AGENT. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing investor services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of 0.25% on an annualized basis of the average daily net assets of the Class Z shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

         GENERAL. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

      CUSTODIAN. Wells Fargo Bank, N.A. (the "Custodian"), located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.02% of the average daily net assets of each Fund, except for the Large Company Growth Fund and Specialized Technology Fund. As a gateway fund, the Large Company Growth Fund is not charged a custody fee at the gateway level, provided that it remains a gateway fund and Wells Fargo Bank receives custodial fees from the Master Trust portfolios. For its services as Custodian, Wells Fargo Bank is entitled to receive an annual fee at the rate of 0.07% of the average daily net assets of the Specialized Technology Fund.

      FUND ACCOUNTANT. Effective the first quarter of 2003, PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual complex-wide fee, calculated based upon the aggregate average net assets of all of the funds of the Fund Complex (excluding the Wells Fargo Master Trust portfolios) and payable monthly, as indicated in the chart below:

-------------------------------------- -------------------------------
AVERAGE FUND COMPLEX DAILY NET ASSETS     ANNUAL ASSET BASED FEES
-------------------------------------- -------------------------------
             $0-85 billion                         0.0057%
-------------------------------------- -------------------------------
              >$85 billion                          0.0025%
-------------------------------------- -------------------------------

         Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). PFPC also will be entitled to receive an annual fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket expenses.

         Prior to PFPC, Forum Accounting Services, LLC ("Forum Accounting") served as fund accountant for the Funds, except for the Wells Fargo Montgomery Funds. For its services as fund accountant, Forum Accounting received a monthly base fee per Fund ranging from $2,000 for gateway funds up to $5,833 for Funds with significant holdings in asset-backed securities. In addition, each Fund paid a monthly fee of $1,000 for each additional class beyond the first, and Forum Accounting was also entitled to receive a fee equal to 0.0025% of the average daily net assets of each Fund (excluding the net assets invested in master portfolios of Master Trust which paid Forum Accounting a similar fee).

     TRANSFER AND DIVIDEND DISBURSING AGENT. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and dividend disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

      UNDERWRITING COMMISSIONS. Stephens currently serves as the principal underwriter. For the Wells Fargo Equity Funds' past three fiscal years, the following represents the aggregate dollar amount of underwriting commissions paid to Stephens by the Equity Funds and the amounts retained by Stephens:

------------------------------- ---------------------------------- ---------------------------------
          YEAR ENDED                       YEAR ENDED                         YEAR ENDED
           9/30/03*                          9/30/02                           9/30/01
--------------- --------------- ---------------- ----------------- ---------------- ---------------
     PAID          RETAINED          PAID            RETAINED           PAID           RETAINED
--------------- --------------- ---------------- ----------------- ---------------- ---------------
  $1,189,589       $235,808       $5,144,052        $ 292,472        $ 7,580,365      $ 719,187
--------------- --------------- ---------------- ----------------- ---------------- ---------------

* Amounts include fees paid by the Wells Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.

         Prior to June 9, 2003, Funds Distributor served as the principal underwriter for the predecessor portfolios of the Wells Fargo Montgomery Mid Cap Growth and Small Cap Funds. For the period from July 1, 2002 through June 9, 2003, and for the years ended June 30, 2002 and June 30, 2001, the predecessor portfolios of these Funds did not pay any underwriting commissions.

         For the period from June 9, 2003 through June 30, 2003, the aggregate dollar amount of underwriting commissions paid to Stephens by the Wells Fargo Montgomery Funds was $1,289 and the amounts retained by Stephens were $164.14.

         Stephens serves as the principal underwriter distributing securities of the Wells Fargo Funds on a continuous basis. For the Wells Fargo Taxable Income Funds' past three fiscal years, the following represents the aggregate amount of underwriting commissions paid to Stephens by the Taxable Income Funds and the amounts retained by Stephens:

--------------------------------- ----------------------------- ------------------------------
           YEAR ENDED                      YEAR ENDED                    YEAR ENDED
            05/31/04*                       06/30/03                      06/30/02
----------------- --------------- -------------- -------------- --------------- --------------
      PAID           RETAINED         PAID         RETAINED          PAID         RETAINED
----------------- --------------- -------------- -------------- --------------- --------------
    $841,466         $ 89,747       $560,946       $ 69,537        $415,716        $44,609
----------------- --------------- -------------- -------------- --------------- --------------

* Includes commissions paid by the Montgomery Short Duration Government Bond and Montgomery Total Return Bond Funds for the period of June 9, 2003, through June 30, 2003.

         Funds  Distributor   served  as  the  principal   underwriter  for  the
predecessor portfolios of the Montgomery Total Return Bond Fund. These predecessor portfolios did not pay any underwriting commissions during that Fund's past three fiscal years.

      CODE OF ETHICS. The Fund Complex, the Adviser and the Sub-Advisers each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means
(i) a director, trustee or officer of a fund or adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Advisers are on public file with, and are available from, the SEC.


                        DETERMINATION OF NET ASSET VALUE



         The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at The Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value such that a market quotation is not "readily available." The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a market quotation is readily available and, if not, what fair value to assign to the security. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         The Specialized Technology Fund uses an independent service provider to review U.S. market moves after the close of foreign markets and assist with the decision whether to substitute fair values for foreign security market prices. This service provider applies a multi-factor methodology, which uses factors such as ADRs, sector indices and futures, to each foreign portfolio security as part of this process.

         Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

         For the Funds that invest directly in foreign securities, portfolio securities are generally valued on the basis of quotations from the primary market in which they are traded. However, if, in the judgment of the Board, a security's value has been materially affected by events occurring after the close of the exchange or the market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used to determine its value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


         Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day that both the New York Stock Exchange and Federal Reserve are open. The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Federal Reserve is closed on all days listed above (except Good Friday) as well as Columbus Day and Veterans Day.

         Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse a Fund for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses and Prospectus/Proxy Statement.

                             PORTFOLIO TRANSACTIONS


         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Funds' Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of each Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While each Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealer including, to the extent and in the manner permitted by applicable law, Stephens or affiliated broker-dealers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

         In placing orders for portfolio securities of a Fund, each Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, Funds Management oversees each Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         Each   Sub-Adviser   may,  in   circumstances  in  which  two  or  more
broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser under the advisory contracts, and the expenses of each Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

         PORTFOLIO TURNOVER. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders. Portfolio turnover rate is not a limiting factor when Funds Management deems portfolio changes appropriate.

         The investment process for the Montgomery Total Return Bond Fund may, at times, result in a higher-than-average portfolio turnover rate and increased trading expenses, and may generate short-term capital gains. The portfolio turnover rate for the Montgomery Total Return Bond Fund varied significantly over its past two fiscal years and was higher-than-average over the past fiscal year due in large part to the Fund's trading of relative value securities and holding of temporary Treasury positions. Historically, higher turnover within the Fund has often resulted in higher risk-adjusted returns, with minimal trading transaction costs.

         BROKERAGE COMMISSIONS. For the past three fiscal years ended September 30, the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

                                TOTAL COMMISSIONS
                  FUND                     YEAR-ENDED             YEAR-ENDED              YEAR ENDED

                                             9/30/03                9/30/02                9/30/01
     Large Company Growth                 $1,857,480                $1,776,440               N/A
     Montgomery Mid Cap Growth*             $150,226                    N/A                  N/A
     Montgomery Small Cap*                  $141,981                    N/A                  N/A
     Specialized Technology                 $899,950                 $ 766,088            $ 463,000

 * Amounts indicate fees paid from July 1, 2003 through September 30, 2003.

         For the past three fiscal years ended June 30, the predecessor portfolios of the Funds listed below paid the following aggregate amounts of brokerage commissions on brokerage transactions:

     -------------------------------- --------------------- --------------------- --------------------
                  FUND                    PERIOD ENDED       YEAR ENDED 6/30/02   YEAR ENDED 6/30/01
                                            6/30/03*
     -------------------------------- --------------------- --------------------- --------------------
     Montgomery Mid Cap Growth              $164,268              $197,593             $266,471
     -------------------------------- --------------------- --------------------- --------------------
     Montgomery Small Cap                   $177,765              $125,914             $142,193
     -------------------------------- --------------------- --------------------- --------------------
       * Amounts  indicate  fees paid from  January 1, 2003  through  June 30, 2003.

         For the past three fiscal years ended June 30, 2002 and 2003 and May 31, 2004, the Montgomery Total Return Bond Fund and their predecessor portfolios paid no brokerage commissions on brokerage transactions.

         DIRECTED BROKERAGE TRANSACTIONS. For the fiscal year ended September 30, 2003, the Sub-Advisers listed below directed brokerage transactions to a broker for research services provided, and paid the following commissions based on the stated total amount of transactions.
     ----------------------------- ---------------------- ----------------------
             SUB-ADVISER             COMMISSIONS PAID      TRANSACTIONS VALUE
     ----------------------------- ---------------------- ----------------------
     RCM                                 $ 297,363            $ 300,478,384
     Peregrine                           $ 590,476            $ 244,357,816
     Wells Capital Management*          $ 1,337,028          $2,215,486,671
     ----------------------------- ---------------------- ----------------------
     * Includes  all  transactions  executed  for the Wells Fargo
       Funds  complex,  including  Wells Fargo Variable Trust and
       Master  Trust.  Also  includes  amounts  paid by the Wells
       Fargo Montgomery Funds for the period from July 1, 2003 through September 30, 2003.


         None of the other Sub-Advisers participate in such directed brokerage practices.

         For the fiscal year ended May 31, 2004, the Montgomery Total Return Bond Fund and their predecessor portfolios did not direct brokerage transactions to a broker for research-related services.

         For the periods shown below, the Wells Fargo Montgomery Funds (excluding the Montgomery Total Return Bond Fund) and their predecessor portfolios paid the following commissions based on the total amount of brokerage transactions directed to a broker for research services provided to such Funds:


     ---------------------------------------------------------------------------
                                  1/1/03 - 6/30/03
     ----------------------------- ---------------------- ----------------------
         ADVISER/SUB-ADVISER         COMMISSIONS PAID      TRANSACTIONS VALUE
     ----------------------------- ---------------------- ----------------------
     Wells Capital Management            $ 216,080            $ 101,178,687
     ----------------------------- ---------------------- ----------------------

         SECURITIES OF REGULAR BROKER-DEALERS. For the fiscal year ended June 30, 2003, the predecessor portfolios of the Montgomery Mid Cap Growth Fund and the Montgomery Small Cap Fund did not hold securities of any of their regular broker-dealers.

     For the fiscal year ended May 31, 2004, the Montgomery Total Return Bond Fund held securities of its regular broker-dealers as indicated in the amounts shown:

       FUND                             BROKER - DEALER           SHARE VALUE
                                                                 (000'S OMITTED)
Montgomery Total Return Bond Fund        Goldman Sachs                 $888
                                         JP Morgan Chase             $3,094
                                         Morgan Stanley                $818


                                  FUND EXPENSES


         From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES


         The following information supplements and should be read in conjunction with the similar information found in the Prospectus/Proxy Statement. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

         A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

         If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         EQUALIZATION ACCOUNTING. Under the Code, the Funds may use the so-called "equalization method" of accounting to allocate a portion of their "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

         CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         EXCISE TAX. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

         INVESTMENT THROUGH MASTER PORTFOLIOS. Some of the Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., "passed-through") to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and Treasury Regulations, in determining such investor's federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio's assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the master portfolio.

         TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

          Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

         If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property:  (i) a short sale;  (ii) an offsetting  notional  principal  contract;
(iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

         A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         TAXATION OF DISTRIBUTIONS. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

         Distributions designated by a Fund as a capital gain distribution will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

         SALES AND EXCHANGES OF FUND SHARES. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

         If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         FOREIGN TAXES. Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

         FEDERAL INCOME TAX RATES. As of the printing of this SAI, under recently enacted tax legislation, the maximum individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized prior to May 6, 2003 generally is 20%; and (iii) net capital gain realized on or after May 6, 2003 generally is 15%. The date on which a Fund sells or exchanges a security is the date used in determining whether any net capital gain from such sale or exchange distributed to an individual shareholder will qualify for the pre-May 6 or post-May 5 net capital gain federal income tax rate.

         Such recently enacted tax legislation also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends from certain domestic and foreign corporations and the Fund has held the shares of the stock producing the dividend for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. A longer holding period applies to investments in preferred stock. (Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not.) Furthermore, an individual Fund shareholder can only treat a Fund distribution designated as qualified dividend income as such if he or she as held the Fund shares producing the distribution for at least 61 days during the 120-day period beginning on the date that is 60 days before the date on which such shares became ex-dividend. No assurance can be given as to what portion, if any, of the Fund's dividend income distributed to shareholders will qualify for the reduced rate of taxation.

         The maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Marginal tax rates may be higher for some shareholders to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2004.

         BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalty of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

         TAX-DEFERRED PLANS. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

         CORPORATE SHAREHOLDERS. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

         FOREIGN SHAREHOLDERS. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or foreign corporation ("foreign shareholders") generally will be subject to a withholding tax at a flat rate of 30% or a lower treaty rate, if an income tax treaty applies, provided the Fund obtains a properly completed and signed certificate of foreign status. This tax generally is not refundable. However, if a distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, the withholding tax will not apply and the distribution will be subject to the reporting and withholding requirements generally applicable to U.S. persons. In general, foreign shareholders' capital gains realized on the disposition of Fund shares and capital gains distributions are not subject to federal income tax, withholding or otherwise, provided the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) the gains or losses are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder, or (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met. If the capital gains or losses are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to a income tax treaty, the reporting and withholding requirements applicable to U.S. persons generally applies. If the capital gains and losses are not effectively connected for this purpose, but the foreign shareholder exceeds the 183 day limitation, the gains will be subject to a withholding tax at a flat rate of 30% or the lower treaty rate, if an income tax treaty applies.

         If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

         The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

         Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      PROXY VOTING POLICIES AND PROCEDURES


         The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders.

         The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

         Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

         The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted.

         The Procedures set forth Funds Management's general position on various proposals, such as:

- ROUTINE ITEMS - Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

- CORPORATE GOVERNANCE - Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

- ANTI-TAKEOVER MATTERS - Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.

-             MERGERS/ACQUISITIONS   AND   CORPORATE   RESTRUCTURINGS   -  Funds
              Management's Proxy Committee will examine these items on a case-by-case basis.

- SHAREHOLDER RIGHTS - Funds Management will generally vote against proposals that may restrict shareholder rights.

         In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

         In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds' voting guidelines. However, when the Proxy
Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, either the Proxy Committee will instruct the proxy voting agent to vote in accordance with the recommendation the proxy voting agent makes to its clients generally, or the Trust's Board will exercise its authority to vote on the matter. In addition, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

         In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee determines that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

         Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available annually, beginning no later than August 31, 2004, through the Funds' website at wellsfargofunds.com and on the SEC's website at http://www.sec.gov.

                                  CAPITAL STOCK


         The Funds are five of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of a Fund's operating expenses, except for certain class-specific expenses (E.G., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Funds' fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory contract, since it only affects one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

         As used in the Prospectus/Proxy Statement and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of such class the Fund represented at a meeting if the holders of more than 50% of the outstanding shares such class of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such class the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to a Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of September 8, 2004 is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities of the Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                       5% OWNERSHIP AS OF SEPTEMBER 8, 2004*

------------------------------- ------------------------------------------------- ------------------ ------------------
             FUND                               NAME AND ADDRESS                       TYPE OF          PERCENTAGE
                                                                                      OWNERSHIP          OF CLASS
-----------------------------------------------------------------------------------------------------------------------
  LARGE COMPANY GROWTH FUND
------------------------------- ------------------------------------------------- ------------------ ------------------
           Class A                  Charles Schwab & Co. Inc.                           Record             18.58%
                                    Special Custody Account
                                    Exclusively FBO the customers
                                    101 Montgomery Street
                                    San Francisco, CA 94104-4122

------------------------------- ------------------------------------------------- ------------------ ------------------
                                    JPMorgan Chase Bank C/O                             Record             6.81%
                                    JPMorgan Retirement Plan Serv
                                    Pearson Inc Retirement Plan
                                    930 Ward Parkway
                                    Kansas City, MO 64114-4122
------------------------------- ------------------------------------------------- ------------------ ------------------
                                    State Street Corp FBO                               Record             5.91%
                                    First Data Corporation
                                    12510 E Belford Ave Ste M21B5
                                    Englewood CO 80112-5939

------------------------------- ------------------------------------------------- ------------------ ------------------
           Class B                  American Enterprise Investment Services             Record             6.47%
                                    FBO 890000611
                                    P.O.   Box   9446    Minneapolis,    MN
                                    55440-9446

------------------------------- ------------------------------------------------- ------------------ ------------------
           Class C                  American Enterprise Investment Services             Record             15.72%
                                    FBO 890000611
                                    P.O.   Box   9446    Minneapolis,    MN
                                    55440-9446

                                    EMJAYCO                                             Record             8.25%
                                    Omnibus Account
                                    PO Box 170910
                                    Milwaukee, WI 53217-0909

                                    MLPF&S for the Sole Benefit                         Record             5.30%
                                    Of Its Customers
                                    ATTN Service Team
                                    4800 Deer Lake Dr E Fl 3
                                    Jacksonville FL 32246-6484

------------------------------- ------------------------------------------------- ------------------ ------------------
      Institutional Class           Wells Fargo Bank FBO                                Record             59.85%
                                    Large Company Growth I
                                    Attn: Mutual Fund OPS
                                    Acct #2100014391-7
                                    P.O.   Box   1533
                                    Minneapolis,    MN  55480-1533

                                    Wells Fargo Bank FBO                                Record             16.03%
                                    Large Company Growth I
                                    Attn: Mutual Fund OPS
                                    Acct #2100014389-4
                                    P.O.   Box   1533    Minneapolis,    MN
                                    55480-1533

-----------------------------------------------------------------------------------------------------------------------
  MONTGOMERY MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
           Class A                  Charles Schwab & Co Inc                             Record             22.41%
                                    Special Custody Account
                                    Exclusively FBO The Customers
                                    101 Montgomery St
                                    San Francisco, CA 94104-4122

------------------------------- ------------------------------------------------- ------------------ ------------------
           Class B                  American Enterprise Investment                      Record             5.74%
                                    Services
                                    FBO 890000611
                                    P.O.   Box   9446    Minneapolis,    MN
                                    55440-9446

------------------------------- ------------------------------------------------- ------------------ ------------------
           Class C                  Wells Fargo Investments, LLC                        Record             9.12%
                                    A/C 89606846
                                    608 Second Avenue South 8th Floor
                                    Minneapolis, MN 55402-1916

                                    American Enterprise Investment                      Record             7.79%
                                    Services
                                    FBO 890000611
                                    P.O.   Box   9446    Minneapolis,    MN
                                    55440-9446
                                                                                        Record             6.83%
                                    Wells Fargo Investments, LLC
                                    A/C 1961-6074
                                    608 Second Avenue South 8th Floor
                                    Minneapolis, MN 55402-1916

                                    Wells Fargo Investments, LLC                        Record             5.76%
                                    A/C5421-5619
                                    608 Second Avenue South 8th Floor
                                    Minneapolis, MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------
  MONTGOMERY SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------
           Class A                       Wells Fargo Bank                                    Record             17.92%
                                         FBO 13357300
                                         PO Box 1533
                                         Minneapolis, MN 55480-1533

                                         Wells Fargo Bank                                    Record             13.84%
                                         FBO 13357100
                                         PO Box 1533
                                         Minneapolis, MN 55480-1533

                                         Wells Fargo Bank                                    Record             8.94%
                                         FBO 13357200
                                         PO Box 1533
                                         Minneapolis, MN 55480-1533

                                         Wells Fargo Bank NA,FBO                             Record             5.45%
                                         Ben B Cheney
                                         PO Box 1533
                                         Minneapolis, MN 55480-1533

                                         Charles Schwab & Co Inc                             Record             5.01%
                                         Special Custody Account
                                         Exclusively FBO The Customers
                                         101 Montgomery St
                                         San Francisco, CA 94104-4122
------------------------------- ------------------------------------------------- ------------------ ------------------
           Class B                       Diana Y H Tao & John D Ho JTWROS                    Record             9.79%
                                         Block 11-41 C
                                         Royal Ascot 1 Tsun King Road
                                         Shatin Hong Kong

                                         Wells Fargo Investments LLC                         Record             7.46%
                                         A/C 7820-5876
                                         608 Second Avenue South 8th Fl
                                         Minneapolis, MN 55402-1916

                                         Sam Smith &                                         Record             6.90%
                                         Sharon G Smith JTWROS
                                         102 Cassib Ct
                                         Folsom, CA 95630-8044
------------------------------- ------------------------------------------------- ------------------ ------------------
           Class C                       Wells Fargo Investments LLC                         Record             32.72%
                                         A/C 8960-6846
                                         608 Second Avenue South 8th Fl
                                         Minneapolis, MN 55402-1916

                                         Southwest Securities Inc FBO                        Record             9.65%
                                         Kay Darlene Davis
                                         SWS Securities Inc As SEP IRA Custodian
                                         PO Box 509002
                                         Dallas, TX 75250-9002

                                         Wells Fargo Investments LLC                         Record             8.00%
                                         A/C 2601-5132
                                         608 Second Avenue South 8th Fl
                                         Minneapolis, MN 55402-1916

                                         Donal Bruce Scott &                                 Record             7.12%]
                                         Dawn S Scott JTWROS
                                         190 E Edith Ave
                                         Los Altos CA 94022-3034

                                         Wells Fargo Investments LLC                         Record             6.24%
                                         A/C 5057-4120
                                         608 Second Avenue South 8th Fl
                                         Minneapolis, MN 55402-1916

------------------------------- ------------------------------------------------- ------------------ ------------------
       Institutional Class               Wells Fargo Bank FBO                                Record             66.48%
                                         Montgomery Small Cap I
                                         A/C 2288800002-2
                                         ATTN: Mutual Fund Ops
                                         P O Box 1533
                                         Minneapolis, MN 55482-1533

                                         Wells Fargo Bank FBO                                Record             31.31%
                                         Montgomery Small Cap I
                                         A/C 2288800001-9
                                         ATTN: Mutual Fund Ops
                                         P O Box 1533
                                         Minneapolis, MN 55482-1533
------------------------------- ------------------------------------------------- ------------------ ------------------
  MONTGOMERY TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------
                  Class A                Wells Fargo Bank FBO                                Record             50.68%
                                         13357300
                                         P O Box 1533
                                         Minneapolis, MN 55482-1533

                                         Charles Schwab & Co Inc                             Record             10.19%
                                         Special Custody Account
                                         Exclusively FBO the Customers
                                         101 Montgomery St
                                         San Francisco CA 94104-0001

------------------------------- ------------------------------------------------- ------------------ ------------------
                  Class B                American Enterprise Investment                      Record             12.37%
                                         Services FBO 890000611
                                         PO Box 9446
                                         Minneapolis, MN 55440-9446
------------------------------- ------------------------------------------------- ------------------ ------------------
                  Class C                American Enterprise Investment                      Record              6.70%
                                         Services FBO 890000611
                                         PO Box 9446
                                         Minneapolis, MN 55440-9446
------------------------------- ------------------------------------------------- ------------------ ------------------
            Institutional Class          Wells Fargo Bank NA                                 Record             77.09%
                                         FBO Omnibus Account (Reinv/Reinv)
                                         PO Box 1533
                                         Minneapolis MN 55480-1533

                                         Wells Fargo Bank NA,                                Record              7.50%
                                         FBO Omnibus Account (Cash/Cash)
                                         PO Box 1533
                                         Minneapolis, MN 55480-1533

                                         Charles Schwab & Co Inc                             Record                   5.47%
                                         Special Custody Account
                                         Exclusively FBO the Customers
                                         101 Montgomery St
                                         San Francisco CA 94104-0001
------------------------------- ------------------------------------------------- ------------------ ------------------
                 Select Class            Methuen Contributory Retirement                Record                  37.59%
                                         System
                                         41 Pleasant St Ste 303
                                         Methuen MA 01844-3179

                                         Juvenile Diabetes Research                     Record                  21.66%
                                         Foundation Intl
                                         120 Wall St Fl 19
                                         New York NY 10005-4000

                                         Citistreet LLS as Custodian                    Record                  18.27%
                                         For the Benefit ofBWXT Y-12
                                         ATTN: David Nelson
                                         105 Rosemont Ave
                                         Westwood, MA 02090-2318

                                         Local 183 Insurance Trust Fund                 Record                  15.84%
                                         U/A 07/12/2000
                                         MPP Plan
                                         52-35 Barnett Ave
                                         Long Island NY 11104-1017

                                         NFSC FEBO # U19-211583                         Record                   6.26%
                                         USB FBO
                                         Museum of Art FD/Wells Capital
                                         19-5845
                                         PO Box 1787
                                         Milwaukee, WI 53201-1787
------------------------------- ------------------------------------------------- ------------------ ------------------
  SPECIALIZED TECHNOLOGY FUND
-----------------------------------------------------------------------------------------------------------------------
           Class A                       Charles Schwab & Co., Inc.                          Record             25.17%
                                         Special Custody Account
                                         Exclusively FBO The Customers
                                         101 Montgomery Street
                                         San Francisco, CA 94104-4122
------------------------------- ------------------------------------------------- ------------------ ------------------
           Class B                       N/A                                                  N/A                N/A

------------------------------- ------------------------------------------------- ------------------ ------------------
           Class C                       MLPF&S for the Sole Benefit                         Record             6.25%
                                         Of Its Customers
                                         ATTN Mutual Fund Administration
                                         4800 Deer Lake Dr E Fl 3
                                         Jacksonville FL 32246-6484

                                         NFSC FEBO # W88-023221                              Record             5.46%
                                         Brain Herrera
                                         9846 E Madera Drive
                                         Scottsdale, AZ 85262-2986
------------------------------- ------------------------------------------------- ------------------ ------------------

* The Class Z shares of the Funds are not expected to commence operations until the second quarter of 2005.

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER


         The Trust's Registration Statement, including the Prospectus/Proxy Statement and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus/Proxy Statement or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus/Proxy Statement are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL


         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus/Proxy Statement.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION


         The portfolios of investments and audited financial statements for the Funds (excluding the Montgomery Total Return Bond Fund) for the year ended September 30, 2003 are hereby incorporated by reference to the Funds' Annual Report, and for the period ended March 31, 2004 are hereby incorporated by reference to the Funds' Semi-Annual Report. The portfolios of investments and audited financial statements for the Montgomery Total Return Bond Fund for the year ended May 31, 2004 are hereby incorporated by reference to the Fund's Annual Report.

                                     PART C

                                OTHER INFORMATION

Item 15. INDEMNIFICATION.

         Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant's Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

         SECTION 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future (each a "Covered Person," and collectively the "Covered Persons"), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this
Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person's bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

         SECTION 2. MANDATORY INDEMNIFICATION. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, reasonable attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust ("disabling conduct").

         (c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

     would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

              would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

         (d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

              (i) a final decision on the merits by a court or other body before whom the proceeding was brought; or

     (ii)in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

         (e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

         (f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

         (g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16. EXHIBITS.

         All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).


     EXHIBIT NUMBER           DESCRIPTION

(1) Amended and Restated Declaration of Trust dated November 5, 2002, is incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002.
(2)  Not Applicable
(3)  Not Applicable.
(4)  Agreement and Plan of Reorganization, filed herewith.
(5)  Not Applicable.
(6)(a) Form of Interim Advisory Agreement between Wells Fargo Funds Management, LLC and Strong Registrant, filed herewith.
(6)(b) Form of Interim Sub-Advisory Agreement between Wells Capital Management Incorporated and Strong Registrant, filed herewith.
(6)(c) Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003; Schedule A, incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, filed July 26, 2004.
(6)(d) Investment Sub-Advisory Agreement with Barclays Global Fund Advisors incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed June 15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002.
(6)(e) Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(f) Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(6)(g) Investment Sub-Advisory Agreement with Dresdner RCM Global Investors LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(h) Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Appendix A, incorporated by reference to
     Post-Effective Amendment No. 66 to the Registration Statement, filed October 1, 2003.
(6)(i) Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004.
(6)(j) Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(k) Investment Sub-Advisory Agreement with Schroder Investment Management North America, Inc., incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed on May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 58 to the
     Registration Statement, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(l) Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed November 1, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004;
     Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(m) Investment Sub-Advisory Agreement with Sutter Advisors LLC, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(n) Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(6)(o) Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement, filed on June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(7) Amended and Restated Distribution Agreement along with form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement, filed on November 1, 2002; Appendix A, incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003.
(8)  Not Applicable.
(9)(a) Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement, filed on July 26, 2004.
(9)(b) Delegation Agreement (17f-5) with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 75, filed July 30, 2004.
(9)(c) Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(10)(a) Rule 12b-1 Distribution Plan, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004 (See Exhibit (7) above for related Distribution Agreement).
(10)(b) Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 58, filed June 9, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(11) Legal Opinion, filed herewith.
(12) See Item  17(3) of this  Part C.
(13)(a) Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement, filed February 8, 2002. Schedule A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(13)(b) Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65 to the Registration Statement, filed on August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(13)(c) Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed October 30, 2000; Amendment to Transfer Agreement, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(13)(d) Accounting Services Agreement with PFPC Inc., incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement, filed December 27, 2002; Exhibit A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(13)(e) Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004.
(13)(f) Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.
(14)(a)  Consent  of  Independent   Registered  Public  Accounting  Firm,  filed
     herewith.
(14)(b)  Consent  of  Independent   Registered  Public  Accounting  Firm,  filed
     herewith.
(14)(c)  Consent  of  Independent   Registered  Public  Accounting  Firm,  filed
     herewith.
(14)(d)  Consent  of  Independent   Registered  Public  Accounting  Firm,  filed
     herewith.
(15) Not Applicable.
(16) Powers of Attorney, are incorporated by reference to Post-Effective No. 72, filed June 30, 2004.
(17) Form of Proxy Ballot, filed herewith.

ITEM 17. UNDERTAKINGS.

(1) WELLS FARGO FUNDS agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 15th day of September, 2004.

                                                       WELLS FARGO FUNDS TRUST


                                                 By:  /S/ CAROL LORTS
                                             ---------------------------------
                                                      Carol Lorts
                                                      Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 15th day of September, 2004.


                      SIGNATURES                                               TITLE

                                                        President and/or Principal Executive Officer
-----------------------------------------
Karla M. Rabusch *

                                                        Treasurer and/or Principal Financial Officer
-----------------------------------------
Stacie D. DeAngelo*

A Majority of the Trustees*

Robert C. Brown                                         Trustee
Thomas S. Goho                                          Trustee
Peter G. Gordon                                         Trustee
Richard M. Leach                                        Trustee
J. Tucker Morse                                         Trustee
Timothy J. Penny                                        Trustee
Donald C. Willeke                                       Trustee


*By:/S/ CAROL LORTS
       Carol Lorts
       (Attorney-in-Fact)

                             WELLS FARGO FUNDS TRUST
                               N-14 EXHIBIT INDEX


      EXHIBIT NUMBER                                              DESCRIPTION


          4                         Agreement and Plan of Reorganization

          6(a)                      Form of Interim Advisory Agreement

          6(b)                      Form of Interim Sub-Advisory Agreement

          11                        Opinion and Consent of Counsel - Morrison & Foerster LLP.

          14(a)                     Consent  of  Independent  Registered  Public
                                    Accounting Firm, filed herewith.

          14(b)                     Consent  of  Independent  Registered  Public
                                    Accounting Firm, filed herewith.

          14(c)                     Consent of Independent Registered Public Accounting Firm, filed herewith.

          17                        Form of Proxy Ballot

